UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-124048
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 27	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-07501
Amendment No. 43	☑
(Check appropriate box or boxes.)
Jefferson National Life Annuity Account G

(Exact Name of Registrant)
Jefferson National Life Insurance Company

(Name of Depositor)
10350 Ormsby Park Place, Louisville, Kentucky 40223

(Address of Depositor's Principal Executive Offices) (Zip Code)
(866) 667-0561

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2021

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2021 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Monument Advisor®
Individual Variable Annuity
Issued by
Jefferson National Life Insurance Company
through its
Jefferson National Life Annuity Account G
The date of this prospectus is May 1, 2021.
The contracts described in this prospectus are not available in the State of New York.
This prospectus describes the Monument Advisor® Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Low Cost Fund Platform Fees (as described below), ROP Enhanced Death Benefit Rider Fees (as described below) as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the Contract. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed in "Appendix A – More Information About the Investment Portfolios." You can put your money in any of the Sub-accounts; certain restrictions may apply. We impose a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. You can view, on our Website, the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio’s management fees and other expenses you will bear indirectly.
Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.
Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.
To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2021. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Website (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus.
For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:
•	Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
•	Address for correspondence sent via courier or overnight mail: 10350 Ormsby Park Place, Louisville, KY 40223.
The Contracts:
•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency
•	are not guaranteed and may be subject to loss of principal
Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at (866) 667-0561.

You should only rely on information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Table of Contents (continued)

Definitions of Special Terms
Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.
Accumulation Period: The period during which you invest money in your Contract.
Accumulation Unit: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.
Adjusted Partial Withdrawal: An amount equal to the greater of (1) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees), and any applicable premium taxes withheld or (2) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees) and any applicable premium taxes withheld multiplied by (a) divided by (b) where (a) is the Death Benefit immediately prior to the partial withdrawal; and (b) is the Contract Value immediately prior to the withdrawal. For purposes of this calculation, if an Advisor Fee withdrawal causes the Contract to exceed the Maximum Advisor Fee, then the Contract Value will be reduced by the amount of the allowable Advisor Fee (e.g., the Advisor Fee less the Excess Advisor Fee). Required minimum distributions are considered partial withdrawals and included in this calculation.
Advisor Fee: Any fee charged by any Investment Advisor or financial professional you hire and processed as such by the Company as a withdrawal from the Contract Value.
Annuitant(s): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments. If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.
Annuity Date: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For joint Annuitants all provisions are based on the age of the primary Annuitant.
Annuity Options: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.
Annuity Payments: Periodic income payments provided under the terms of one of the Annuity Options.
Annuity Period: The period during which We make income payments to you.
Annuity Unit: A measurement We use to calculate the amount of Annuity Payments you receive during the Annuity Period.
Beneficiary: The person(s) or entities, designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.
Business Day: Generally, any day on which the New York Stock Exchange is open for trading. Our Business Day ends at the closing of regular trading on the New York Stock Exchange. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers."
Code: The Internal Revenue Code of 1986, as amended.
Company: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.
Contract: The Monument Advisor® individual variable annuity contract, which provides variable investment options offered by the Company.
Contract Anniversary: The anniversary of the Business Day you purchased the Contract.
Contract Value: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.
Death Benefit Amount: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.
Due Proof of Death: When the Company receives both a death certificate and some other form of notice satisfactory to us, and your election in a form satisfactory to us for the payment method.
Excess Advisor Fee: The Advisor Fees in excess of the Maximum Advisor Fee for the current contract year.

FINRA: Financial Industry Regulatory Authority, Inc.
Free Look Period: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but may be longer as required by applicable law, and may differ if it is a Replacement Contract.
Insurance Charges: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.
Investment Advisor: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you to provide you asset allocation and investment advisory services.
Investment Allocations of Record: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select.
Investment Options: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.
Investment Portfolio(s): The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.
Jefferson National Service Center: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 1-866-667-0561).
Joint Owner: The individual who co-owns the Contract with another person.
Low Cost Fund Platform Fee: Fee imposed by the Company on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. This fee is assessed daily as part of the daily Accumulation Unit value calculation. See "Expenses – Low Cost Fund Platform Fee" for further details, including a list of the Sub-accounts for which the Company currently imposes the fee.
Maximum Advisor Fee: Maximum Advisor Fee Percentage multiplied by the average of the current contract year Contract Values on the date each Advisor Fee is deducted.
Maximum Advisor Fee Percentage: For Contracts issued before November 1, 2019, 2.00% per year. For Contracts issued on or after November 1, 2019, 1.5% per year.
Maximum Maturity Date: The date on which the Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Measuring Life: The life upon whom the Death Benefit shall be paid in accordance with the ROP Enhanced Death Benefit Rider. If the Contract is owned by a natural person, the Measuring Life is the Owner. If there are Joint Owners, the Measuring Life is the first Owner to die. If the Owner is a non-living entity, Annuitant ages will be used and the rules above will be followed substituting the word "Annuitant" for the word "Owner."
Net Contract Value: An amount equal to the Contract Value reduced by any applicable premium taxes and the applicable portion of the Subscription Fee.
Non-Natural Owner: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.
Non-Qualified Contract: A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").
Owner: You, the purchaser of the Contract, are the Owner.
Purchase Payment: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.
Qualified Contract: A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, or IRA.
Replacement Contract: A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or another insurance company).

Return of Premium ("ROP") Enhanced Death Benefit Rider: An optional benefit you may select for an additional charge that guarantees a minimum amount your beneficiary will receive upon your death, regardless of investment performance. If you elect this Rider, the Contract to which this Rider is attached will be restricted to a maximum of $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. Multiple Contracts to which this Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.
Return of Premium ("ROP") Enhanced Death Benefit Rider Fee: We deduct a fee calculated as a percentage of the average daily Contract Value if you select the ROP Enhanced Death Benefit Rider. See "Fee Table - Optional ROP Enhanced Death Benefit Rider" for the current fee.
Secure Online Account: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.
Separate Account: Jefferson National Life Annuity Account G, which invests in the Investment Portfolios.
Sub-account: A segment within the Separate Account which invests in a single Investment Portfolio.
Subscription Fee: $20 per month fee charged by Us to issue and administer the Contract.
Tax Deferral: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.
Website: www.nationwideadvisory.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

Highlights
The variable annuity Contract that We are offering is a Contract between you (the Owner, You or you) and Us (We, we, Us, us, Our, our). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of the Separate Account. The Contract is intended to be used to accumulate money for retirement or other long-term Tax Deferral purposes.
The Contract charges no insurance fees other than the monthly Subscription Fee imposed during the Accumulation Period and Annuity Period and the ROP Enhanced Death Benefit Rider Fee if you select the ROP Enhanced Death Benefit Rider. You do pay any applicable Low Cost Fund Platform Fees for certain Sub-account allocations, as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios’ advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios.
The Contract includes both a death benefit and an optional ROP Enhanced Death Benefit Rider, each of which is described in detail under the heading "Death Benefit." If the ROP Enhanced Death Benefit Rider is elected, total Purchase Payments, less Adjusted Partial Withdrawals, cannot exceed $3,000,000. Multiple Contracts to which this rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. In the state of Florida, the ROP Enhanced Death Benefit is not available to multiple contracts with the same Measuring Life.
All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.
Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the Contract.
Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint annuitants, all provisions are based on the age of the primary annuitant.
Free Look
If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or whatever longer time period is required by applicable law). Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract. See "The Company - Free Look" section for additional details.
Tax Penalty
In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits.
Document Delivery Requirements
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios. You should consider electing and continue to receive documents electronically if you have regular and continuous Internet access. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.

For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available on our Website. While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly. We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year. Prospectuses may also be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports of the Investment Portfolios on our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. You will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Alternatively, We will provide copies of them upon request.
We will deliver all other documents electronically to your Secure Online Account. Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time.
We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days’ notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, We will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days’ notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee on amounts invested in certain Sub-accounts that invest in low cost Investment Portfolios. For further information, see "Expenses – Low Cost Fund Platform Fee."
Inquiries
If you need more information, please go to www.nationwideadvisory.com or contact Us at:
Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561
Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.
Owner Transaction Expenses
Contingent Deferred Sales Charge (as a percentage of Purchase Payments withdrawn)	None
Transfer Fee[1]	Current Charge: None	Maximum Charge: $25.00
[1]	All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply as further described under the heading "Transfers – Excessive Trading Limits" and "Transfers – Short Term Trading Risk."

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.
Separate Account Annual Expenses Table
	Current Charge	Maximum Charge
Subscription Fee	$240.00 per Contract annually ($20.00 per month)	$240.00 per Contract annually ($20.00 per month)
Separate Account Annual Expenses (as a percentage of Contract Value invested in the Investment Portfolios) Mortality and Expense Risk Charge	0.00%	0.00%
Administrative Charge	0.00%	0.00%
Total Separate Account Annual Expenses	$240.00	$240.00
Optional Low Cost Fund Platform
The next item shows the fee that you will pay, in addition to the Subscription Fee, and Investment Portfolio operating expenses, on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. For further details, see "Expenses – Low Cost Fund Platform Fee."
	Minimum Annual Fee	Maximum Annual Fee
Low Cost Fund Platform Fee (as a percentage of the average daily Contract Value allocated to the Sub-account)	0.05%	0.35%
Optional ROP Enhanced Death Benefit Rider
The next table shows the fee that you will pay, in addition to the Subscription Fee, and Investment Portfolio operating expenses, if you elect the ROP Enhanced Death Benefit Rider.
	Current Annual Fee	Maximum Annual Fee
ROP Enhanced Death Benefit Rider Fee (as a percentage of the average daily Contract Value)	0.15%	0.30%
Investment Portfolio Operating Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2020, charged by the Investment Portfolios that you may pay periodically during the life of the contract. More detail concerning each underlying Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio.
	Minimum	Maximum
Total Investment Portfolio operating expenses
Expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses for the period ended December 31, 2020.
Current and future total operating expenses of the Investment Portfolios could be higher or lower than those shown in the table.	Gross: 0.11%	Gross: 3.50%

The minimum and maximum Investment Portfolio fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Investment Portfolios. Therefore, actual expenses could be lower. Refer to the Investment Portfolio prospectuses for specific expense information. Additionally, the minimum and maximum underlying mutual fund operating expenses indicated above do not reflect the assessment of the Low Cost Fund Platform Fee, which is assessed by Us on certain Sub-account allocations. The Low Cost Fund Platform Fee may increase the cost of investing in certain Investment Portfolios beyond the minimum and maximum Investment Portfolio operating expenses reflected in the above table.
Examples of Fees and Expenses
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Subscription Fee, ROP Enhanced Death Benefit Rider Fee, and Investment Portfolio fees and expenses.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. The Example does not reflect the assessment of the Low Cost Fund Platform Fee, which, if reflected, would result in higher expenses. For a description of the Low Cost Fund Platform Fee, see "Expenses – Low Cost Fund Platform Fee." The Subscription Fee for every Contract, regardless of size, is $240 annually, i.e. $20 per month. For this example, we used $20.00 per month as the Subscription Fee, but converted it to an asset based charge based on the average Contract size as of the previous December 31. This conversion causes the Subscription Fee in the example below to be less than $240 annually. We also used .30% for the ROP Enhanced Death Benefit Rider Fee (if elected). Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:
Highest cost example using maximum charges:
(1)	Assuming Contract charges and gross maximum Investment Portfolio operating expenses and you have purchased the ROP Enhanced Death Benefit Rider:

1 year	3 years	5 years	10 years
$403.26	$1,223.44	$2,062.17	$4,242.97
(2)	Assuming Contract charges and gross minimum Investment Portfolio operating expenses and you have purchased the ROP Enhanced Death Benefit Rider:

1 year	3 years	5 years	10 years
$64.26	$201.61	$351.65	$790.18
(3)	Assuming Contract charges and gross maximum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$357.51	$1,087.88	$1,839.22	$3,813.26
(4)	Assuming Contract charges and gross minimum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$18.51	$58.24	$101.90	$230.81
Condensed Financial Information
Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

The Company
Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.
We are principally engaged in the life insurance and annuity business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp. Jefferson Financial Corp is ultimately owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company, which are engaged in general insurance and reinsurance business, except life insurance.
The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.
The Monument Advisor Variable Annuity Contract
This prospectus describes The Monument Advisor Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.
The Contract benefits from Tax Deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contract may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides Tax Deferral under the Code. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain annuity benefits and features other than Tax Deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.
The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.
Free Look
If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or longer if required by your state). Our Insurance Charges and Investment Portfolio operating expenses, along with any applicable Low Cost Fund Platform Fees will have been deducted. On the Business Day We receive your request We will return your Contract Value, less any withdrawals from the Contract and applicable federal and state withholding. In states that require the return of Purchase Payments, we will return the greater of Purchase Payments or Contract Value, less any withdrawals from the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract (or longer if required by your state). The free look period varies by state and is as long as 30 days in some states. Please contact us for additional information regarding the time period in your state.
Owner. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing via fax or U.S. mail. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.
A change of Owner may be a taxable event.
Joint Owner. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing via fax or U.S. mail or otherwise.

Beneficiary. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. In the case of a non-natural Owner, and no Beneficiary is named, the default will be the Owner. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.
Restricted Beneficiary. In accordance with Company procedures and applicable law, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
Assignment
Subject to applicable law, you can assign the Contract at any time during the Contract Owner’s lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.
An assignment may be a taxable event.
If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.
Electronic Administration of Your Contract
This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, to receive documents relating to the Contract by paper, via U.S. Mail at no extra charge.
If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.
You may, however, elect to have documents related to your Contract also delivered via U.S. mail to your address of record at no extra charge. We may also continue to send documents to your Secure Online Account. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. mail will be processed as received, usually within two business days.
Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports for the Investment Portfolios on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.
You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, either before or after a prospectus is removed from the website, we will send you a paper copy of these documents via U.S. mail. Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.
We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.

You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Confirmations and Statements
We will send a confirmation statement to your Secure Online Account, or by paper delivery via U.S. mail at no extra charge, each time you make a new Purchase Payment, a transfer among the Investment Portfolios, or a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@nationwideadvisory.com or call Us at (866) 667-0561.
Requesting Transactions or Obtaining Information About your Contract
You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.
Telephone and Website Transactions. You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.nationwideadvisory.com). All transaction requests are processed subject to Our administrative rules and procedures.
We will accept transaction requests from your Investment Advisor or financial professional upon your written request. You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.
We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine and will not be liable for following instructions that are reasonably determined to be genuine. All telephone calls will be recorded and the caller will be asked to produce correct identifying information before We will accept the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.
Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although We have taken precautions to prevent such outages or slowdowns, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transactions by mail.
Security of Electronic Communications With Us. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.
Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.
We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website or secure file share portal. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "Nationwide Mutual Insurance Co." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Jefferson National has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Jefferson National’s businesses as Jefferson National continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the variable account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Jefferson National provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Jefferson National’s businesses and could have a negative impact on its financial condition and operations.
While Jefferson National is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Jefferson National’s financial strength and claims-paying ability. There are many factors beyond Jefferson National’s control that cannot be mitigated or foreseen that could have a negative impact on Jefferson National and the operation of the contract. Jefferson National continues to monitor the economic situation and assess its impact on its business operations closely.
Business Continuity Risks
Jefferson National is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Jefferson National’s ability to administer the contracts. Natural and man-made disasters may require a significant contingent of Jefferson National’s employees to work from remote locations. During these periods, Jefferson National could experience decreased productivity, and a significant number of Jefferson National’s workforce or certain key personnel may be unable to fulfill their duties if Jefferson National’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Jefferson National’s ability to administer the contract.
Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Jefferson National closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Jefferson National’s control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Jefferson National’s ability to administer the contract could be impaired.
Beneficially Owned Contracts
A beneficially owned contract is a Contract that is inherited or purchased by a Beneficiary and the Beneficiary holds the Contract as a Beneficiary (as opposed to treating the Contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws. An owner of a beneficially owned contract is referred to as a "beneficial owner."
There are two types of beneficially owned contracts, a "continued beneficially owned contract" and a "purchased beneficially owned contract." A continued beneficially owned contract is when a Beneficiary inherits a Contract and continues that Contract as a beneficial owner. A "purchased beneficially owned contract" is when a Beneficiary purchases a new Contract using a death benefit or contract value that the Beneficiary inherited under a different annuity Contract.
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	Subsequent purchase payments are not permitted under any beneficially owned contract.
•	No optional benefits are permitted under any beneficially owned contract, except that a purchased beneficially owned contract may elect an optional death benefit.
•	A beneficial owner must be both the Contract Owner and the Annuitant of a beneficially owned contract, and no additional parties may be named.
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor Beneficiary(ies).
•	Beneficially owned contracts cannot be assigned, except that a beneficial owner may assign rights to the distribution payments.
There is no death benefit payable on a on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or Contract value to be distributed will be payable to a successor Beneficiary in accordance with applicable federal tax laws.
A Beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the Contract as the sole contract owner and treat the Contract as the spouse’s own. If a spouse continues the Contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Good Order
A request or transaction generally is considered in good order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. Good order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, good order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time. If you have any questions, you should contact us or your Investment Advisor or financial professional before submitting the form or request.

Purchase
Application for a Contract
If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
Purchase Payments
A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $15,000. We reserve the right to issue a Contract for less than $15,000 with Our approval, subject to the terms and conditions we may require. The maximum We accept is $10,000,000 ($3,000,000 in total Purchase Payments across all Contracts with the same Measuring Life if the ROP Enhanced Death Benefit Rider is elected) without Our prior approval and will be subject to such terms and conditions as We may require. In the state of Florida, the ROP Enhanced Death Benefit Rider is not available to multiple contracts with the same Measuring Life.
Jefferson National reserves the right to refuse any Purchase Payment. Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions. Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.
Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay Advisor Fees), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments
You control where your Purchase Payments are invested. On the application for a Contract, you may choose to have 100% of your initial Purchase Payment invested in the money market Sub-Accounts. Alternatively, you may use a separate administrative form to select the Sub-Accounts in which to invest your initial Purchase Payment. Any subsequent or additional Purchase Payments will be allocated based on your Investment Allocation of Record. Please make sure your Investment Allocation of Record is kept current. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. See "Expenses – Low Cost Fund Platform Fee" for further details.
Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes at the close of regular trading on the New York Stock Exchange.

Investment Options
Investment Portfolios
The Contract offers various Sub-accounts, each of which invests exclusively in an Investment Portfolio listed in "Appendix A – More Information About the Investment Portfolios." During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives.
In the future, additional Investment Portfolios managed by certain investment advisory firms, brokerage firms, or their affiliates may be added. These additional Investment Portfolios may be offered exclusively to purchasing customers of the particular investment advisory firm or brokerage firm, or through other exclusive distribution arrangements.
You should read the summary prospectus or prospectus for any Investment Portfolio carefully before investing. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these summary prospectuses and prospectuses will not be sent to you in paper. They are, however, available on Our Website. See "Appendix A – More Information About the Investment Portfolios" which contains the investment objective for each Investment Portfolio.
The investment objectives and policies of certain Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisors. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisors cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisors.
A significant portion of the assets of certain Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.
Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner will be disadvantageous to you.
Administrative, Marketing and Support Services Fees
Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant Contracts. Certain minimums may apply and this amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees.
Selection of Investment Portfolios
The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, advisor or customer interest, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company reviews each Investment Portfolio periodically after it is selected. Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets. If this occurs, you may remain invested in the Investment Portfolio, although you may be restricted from adding additional Purchase Payments or transferring additional Contract Value into such Investment Portfolio. The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice.
Fixed Account
No fixed account is available during the Accumulation Period. See "Annuity Payments" for information on the Fixed Account during the Annuity phase of the Contract (these payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability).
Voting Rights
Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other Owners materials describing the matters to be voted on and we may send these materials to you in paper even if you have elected Electronic Administration. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own, including shares owned by us and our affiliates, and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of Contract Owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.
Substitution
It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any substitution is made. Once a substitution is approved, your investment in such Investment Portfolio will automatically be transferred into the new Investment Portfolio.
Transfers
You can transfer money among the Investment Portfolios, subject to the excessive trading limits set forth below. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Sub-accounts. See "Expenses – Low Cost Fund Platform Fee" for further details. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section below.
Early Cut-Off Times
Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See "Appendix A – More Information About the Investment Portfolios" for a list of Investment Portfolios with early cut-off times. For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used. These early cut-off times do not apply to Purchase Payments or Contract withdrawals.

Transfers During the Accumulation Period
You can make a transfer to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you.
We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:
(1)	Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.
(2)	Your request for transfer must clearly state how much the transfer is for.
(3)	Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:
(a)	the requirement of a minimum time period between each transfer;
(b)	not accepting a transfer request from an Investment Advisor or financial professional acting under a power of attorney on behalf of more than one Owner; or
(c)	limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.
(4)	We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.
This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.
Excessive Trading Limits
The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons who make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other Owners invested in the Investment Portfolio.
We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or financial professional acting under a limited power of attorney, for any reason, including without limitation, if:
•	We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by an Investment Advisor or financial professional, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or
•	We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or
•	We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or
•	the requested transaction violates Our administrative rules designed to detect and prevent market timing.
The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. mail only, etc.) or even prohibitions on them for particular Owners who, in Our view, or in the view of an investment adviser to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to withdrawals from the Contract.

We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all Owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.
Short-Term Trading Risk. Frequent exchanges among Investment Portfolios by Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.
The insurance–dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short–term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short–term trading by contract owners.
As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short–term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.
Frequent Trading. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.
If a current or future transfer request is restricted or denied in accordance with our administrative procedures, you and your Investment Advisor or financial professional will be notified, and you will be kept in your current Sub-Account allocation. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.
In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).
Dollar Cost Averaging Program
The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.
Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.

There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see "Expenses – Low Cost Fund Platform Fee."
Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.
Rebalancing Program
Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see "Expenses – Low Cost Fund Platform Fee."
Example: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Bond Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, Jefferson National would sell some of your units in the Bond Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.
Advisor Fee Withdrawals
Jefferson National understands the importance to you of having advice from an Investment Advisor or financial professional regarding your investments in the Contract. Jefferson National has not made any independent investigation of these Investment Advisors or financial professionals and is not endorsing such programs. If Advisor Fees will be paid out of your Contract during the Accumulation Period, you will be required to enter into an advisory agreement with your Investment Advisor or financial professional.
Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay Advisor Fees. You should consult a tax advisor regarding the tax treatment of the payment of Advisor Fees from your Contract. See "Taxes" for further information.
If the ROP Enhanced Death Benefit Rider is elected, Advisor Fee withdrawals in excess of the Maximum Advisor Fee will reduce the Death Benefit Amount. See "Exhibit D – Illustrations of ROP Enhanced Death Benefit Rider" for illustrations.
Expenses
There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:
Subscription Fee
We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the Contracts. On the last Business Day of each month, this fee is deducted from the money market Investment Portfolios you are invested in, pro rata, via a redemption of Accumulation Units. If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata, via a redemption of Accumulation Units. The method by which the Subscription Fee is deducted may vary by state. We will deduct the Subscription Fee each month during the Accumulation Period and the Annuity Period. We also impose the applicable portion of the fee at death, annuitization, and upon full surrender of the Contract. The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof, of Our company or any of Our affiliates. In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.
We will waive the $20 per month Subscription Fee if on the day the Subscription Fee would be levied your entire Contract Value is invested in one or more Sub-accounts for which the Company charges the Low Cost Fund Platform Fee and/or one or more of the following Sub-accounts (Waiver Sub-accounts):
Waiver Sub-accounts:
•	Nationwide Variable Insurance Trust – NVIT DFA Nationwide Capital Appreciation (Class P)
•	Nationwide Variable Insurance Trust – NVIT DFA Nationwide Moderate (Class P)
•	Nationwide Variable Insurance Trust – NVIT Government Money Market
NOTE: If Contract Value is allocated to one or more Waiver Sub-accounts, the waiver of the Subscription Fee will only apply if on the day the Subscription Fee would be levied, the total allocation to all of the Waiver Sub-accounts combined is equal to or less than 10% of the total Contract Value. If on such date the total allocation to all of the Waiver Sub-accounts combined is greater than 10% of the total Contract Value, the $20 per month Subscription Fee will apply for that month.
ROP Enhanced Death Benefit Rider Fee
If you elect the ROP Enhanced Death Benefit Rider, We will deduct a fee. The fee is deducted as an annualized percentage of the daily Contract Value.
The fee is equal to 0.15% annually. The Company reserves the right to increase the fee to the maximum fee set forth in the "Fee Table."
Upon termination of the ROP Enhanced Death Benefit Rider, the fee will no longer be deducted.
The ROP Enhanced Death Benefit Rider may not be available in all states, or within certain plans.
Contract Maintenance Charge
We impose no other Contract maintenance charge.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee up to 0.35% annually (this is the maximum fee) on Contract Value invested in certain Sub-accounts. The fee is deducted as an annualized percentage of the daily Contract Value allocated to the particular Sub-account(s). The determination of which Sub-accounts impose a Low Cost Fund Platform Fee is made by Us at Our sole discretion. The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract. These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios. The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose. A listing of the Sub-accounts for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available on the Company’s Website or upon request. Some of the indicated Sub-accounts may not be available due to the date your Contract was issued. Refer to "Appendix A: More Information About the Investment Portfolios" for more information regarding Sub-account availability.
Sub-accounts with a Low Cost Fund Platform Fee of 0.35%:
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio

•	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio
•	Vanguard Variable Insurance Fund - Equity Income Portfolio
•	Vanguard Variable Insurance Fund - Equity Index Portfolio
•	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•	Vanguard Variable Insurance Fund - Growth Portfolio
•	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio
•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Vanguard Conservative Allocation Portfolio
•	Vanguard Variable Insurance Fund - Vanguard Moderate Allocation Portfolio
Sub-accounts with a Low Cost Fund Platform Fee of 0.25%:
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y
Sub-accounts with a Low Cost Fund Platform Fee of 0.10%:
•	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV
•	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1
This list may change at any time; however, if a Sub-account which was previously offered without this fee is added to this list, the Low Cost Fund Platform Fee will not be charged on existing dollars invested in such Sub-account without your consent. Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Sub-accounts for which the Company charges the Low Cost Fund Platform Fee.
Investment Portfolio Operating Expenses
There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio operating expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers. The investment advisory fees and other expenses, if any, which are more fully described in the Investment Portfolio prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Transfer Fee
We impose no transfer fee for transfers made during the Accumulation Period. We reserve the right to impose a fee, not to exceed $25, for excessive transfers after notifying You in advance. Any such fee would be used to recoup the cost of administering the transfer.

Premium Taxes
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see "Appendix C – Deductions for Taxes – Qualified and Nonqualified Annuity Contracts."
Income Taxes
Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.

Contract Value
Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero and any added riders have no value, we reserve the right to surrender your Contract.
Accumulation Units
Every Business Day, we determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor for any particular Sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the net asset value of the Investment Portfolio as of the end of the current Business Day; and
(2)	the per share amount of any dividend or income distributions made by the Investment Portfolio (if the date of the dividend or income distribution occurs during the current Business Day).
(b)	is the net asset value of the Investment Portfolio as of the end of the preceding Business Day.
(c)	is a factor representing any Contract charges that are deducted from the Sub-account, which may include charges for elected optional riders and/or any applicable Low Cost Fund Platform Fees.
Note: The factor in (c) above reflects only those Contract charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect other charges that are assessed via the redemption of Accumulation Units (e.g., Subscription Fee, Transfer Fee).
The value of an Accumulation Unit may go up or down from Business Day to Business Day.
When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Subscription Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.
We calculate the value of an Accumulation Unit for each Sub-account at the close of regular trading on the New York Stock Exchange each Business Day and then credit your Contract.
EXAMPLE: On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.
Access To Your Money
You can have access to the money in your Contract:
(1)	by making a withdrawal (either a partial or a complete withdrawal);
(2)	by electing to receive Annuity Payments; or
(3)	when a death benefit is paid to your Beneficiary.
Withdrawals can only be made during the Accumulation Period.
When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription Fees.
All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise.

Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the "Suspension of Payments or Transfers" provision (see below) is in effect.
A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).
Systematic Withdrawal Program
The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the systematic withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise.
You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone withdrawals or transfers for any period when:
(1)	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(2)	trading on the New York Stock Exchange is restricted;
(3)	an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;
(4)	during any other period when the SEC, by order, so permits for the protection of Owners.
If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an Owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit
Upon Your Death During the Accumulation Period
If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations.
The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary.
Restricted Beneficiary
In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor.
Standard Death Benefit Amount During the Accumulation Period
Assuming you have not elected the ROP Enhanced Death Benefit Rider, the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes, at the time we receive due proof of death and a payment election.
ROP Enhanced Death Benefit Rider
For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where:
(1)	is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or
(2)	is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. In the state of Florida, the ROP Enhanced Death Benefit is not available to multiple contracts with the same Measuring Life.
If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn. See "Exhibit D – Illustrations of ROP Enhanced Death Benefit Rider" for examples of the calculation of the Death Benefit Amount if you have elected the ROP Enhanced Death Benefit Rider.

Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied.
The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following:
(1)	if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:
(a)	the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or
(c)	the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).
(2)	the Annuity Date;
(3)	the date the Contract to which this rider is attached terminates;
(4)	the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;
(5)	Subject to the step up in Contract Value described above, immediately following a spousal continuation.
Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state.
Payment of the Death Benefit During the Accumulation Period
Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2.
OPTION 1 - lump sum payment of the Death Benefit Amount; or
OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner;
OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner; or
OPTION 4 – in any other manner permitted by law and approved by Jefferson National.
Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:
•	continue the Contract in his or her own name at the then current Death Benefit Amount;
•	elect a lump sum payment of the Death Benefit Amount; or
•	apply the Death Benefit Amount to an Annuity Option, see Beneficially Owned Contracts for additional information.
If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.

For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy(Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Death of Contract Owner During the Annuity Period
If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.
Death of Annuitant
If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.

Annuity Payments (The Annuity Period)
Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.
You can select any Annuity Date provided it is at least two (2) years after the Contract issue date, unless you purchase a Florida Contract (which is 12 months from the date you purchase the contract), but may not be later than the Maximum Maturity Date.
The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date. The terms of this required annuitization may vary by state. For a Contract held as an IRA, once you attain age 70½, (age 72 for Contract Owners who turn age 72 on or after January 1, 2020), you are required to either annuitize the Contract or take the required minimum distribution under the Code.
You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.
For contracts issued on or after July 20, 2012, you may only choose to have fixed Annuity Payments during the Annuity Period. These payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability. If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.
For contracts issued prior to July 20, 2012, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National’s general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date.
Annuity Payment Amount
For Contracts issued prior to July 20, 2012, if you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your Annuity Payment will depend upon:
(1)	the Contract Value, minus any applicable fees, or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount) applied to an Annuity Option on the Annuity Date;
(2)	the 3% or 5% (as you selected) assumed investment rate (AIR) performance used in the annuity table for the Contract;
(3)	the performance of the Investment Portfolio(s) you selected, less any applicable fees; and
(4)	the Annuity Option you select.
You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual performance is less than 3% or 5% (as you selected) AIR, your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when the investment performance rises and decrease more rapidly when investment performance decreases.
On the Annuity Date, the Contract Value, less any premium tax, and less the Subscription Fee, if applicable, will be applied under the Annuity Option you selected.
Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $50.
Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options
You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.
OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment. If you die after you elect this option but before the first annuity payment is made, you will not receive any payments.
OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor will be calculated based on the option chosen at the time of annuitization. Please note, the higher the elected payment to the survivor is, the lower the amount of each payment will be when both join Annuitants are alive.
Taxes
NOTE: Jefferson National has prepared the following information on federal taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.
The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.
Annuity Contracts in General
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Tax Status of the Contracts
Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.
Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
For Contract Owners who reach age 70 1/2 prior to January 1, 2020, distributions from an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The SECURE Act raised the age that distributions from an IRA, SEP IRA, or Simple IRA must begin. For those Contract Owners who attain age 70 1/2 on or after January 1, 2020, distributions must begin no later than April 1 of the calendar year in which the Contract Owner turns age 72. Distributions may be paid in a lump sum or in payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime; therefore, the required beginning date is not applicable to Roth IRAs.
If the Owner dies on or before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or SIMPLE IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.
The SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. If the Contract Owner dies on or after January 1, 2020 and the individual Beneficiary is not an eligible designated beneficiary as defined under the Code, then the entire interest in the Contract must be distributed by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering purchase of the Contract should consult a qualified tax advisor.
If the Contract Owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the Contract must be distributed by December 31 of the tenth year following the Contract Owner’s death. In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the Contract may be distributed over the life or a period not exceeding the life expectancy of the eligible designated beneficiary, provided such distributions begin within one year of death. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the Contracts.
For Individual Retirement Annuities, SEP IRAs and SIMPLE IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or SIMPLE IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Other rules may apply to Qualified Contracts.

Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile.
Consistent with Rev. Proc. 2013-17 the final regulations provide that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Taxation of Non-Qualified Contracts
Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.
The following discussion generally applies to Contracts owned by natural persons.
Withdrawals. In general, when a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the withdrawal over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. For information on the tax consequences of Advisor Fee withdrawals, please see "Taxation of Non-Qualified Contracts – Advisor Fees." In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:
•	made on or after the taxpayer reaches age 59 1/2;
•	made on or after the death of an Owner;
•	attributable to the taxpayer’s becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.
Advisor Fees. In a private letter ruling issued to the Company in 2019, the IRS ruled that the payment of Advisor Fees will not be treated as distributions from Non-Qualified Contracts, will not be taxable to the Owner, are not reportable to the IRS as distributions from the Contract, and are not subject to the 10% penalty for early withdrawal by Owners who are under age 59 ½ if all of the following requirements are met:
•	the annuity contract is designed for Owners who will receive ongoing investment advice from an Investment Advisor who is appropriately licensed and in the business of providing investment advice;
•	the Contract Owner authorizes Advisor Fees to be paid periodically to the advisor from the Contract’s cash value;

•	the Advisor Fees will be determined based on an arms-length transaction between the Owner and Investment Advisor;
•	the Advisor Fees will not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined at the time and in the manner provided by the fee authorization, but in all events based on the cash value during the period to which the Advisor Fees relate ("PLR Permitted Amount");
•	the Advisor Fees will compensate the Investment Advisor only for investment advice that the Investment Advisor provides to the Owner with respect to the Contract and not for any other services or accounts;
•	while the fee agreement is in place, the Contract will be solely liable for the payment of Advisor Fees directly to the Investment Advisor;
•	the Owner may not pay the fees to the Investment Advisor from any other accounts or assets nor can the Owner direct the payment of fees for any other purpose or to any other person; and
•	the Investment Advisor will not receive a commission for the sale of the Contract.
It is unclear how an Advisor Fee in excess of the 1.5% limit will be treated by the IRS. The IRS may take the position that it is entirely subject to the standard tax treatment for withdrawals or it may treat only the amount in excess of the 1.5% amount as a taxable distribution to the Owner. Although the tax treatment is unclear, Nationwide will report to the IRS the amount of any Advisor Fee in excess of the 1.5% as a taxable distribution.
Beginning in 2020, the PLR Permitted Amount for each eligible Contract as follows.
Systematic Advisor Fees. "Systematic Advisor Fees" are Advisor Fees that are automatically withdrawn according to our designated form that specifies the frequency and basis (e.g. contract value or average daily contract value). If either the frequency or the basis is changed during a calendar year, then the Non-Systematic Advisor Fee calculation will apply for that calendar year. Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if:
•	The amount of the Systematic Advisor Fee being withdrawn is less than or equal to (1.5% / frequency of withdrawals ) x basis on the date of withdrawal; or
•	The annual cumulative total of Systematic Advisor Fees withdrawn is less than or equal to (1.5% x basis on the date of withdrawal).
If the amount of the Systematic Advisor Fee exceeds the PLR Permitted Amount, then the amount in excess of the PLR Permitted Amount will be reported as taxable.
Non-Systematic Advisor Fees. "Non-Systematic Advisor Fees" are Advisor Fees that do not meet the definition of Systematic Advisor Fees. Non-Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if the annual cumulative total of the Non-Systematic Advisor Fees withdrawn from an eligible Contract is less than or equal to 1.5% multiplied by the year-to-date average daily asset value on the date of the withdrawal.
Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.
Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.
It is possible that the IRS may take the position that the ROP Enhanced Death Benefit Rider Fees are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax advisor prior to selecting this option.
Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.
Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.
Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Values from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much "investor control" of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.
In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.
The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner’s right to allocate Purchase Payments and transfer funds among the available Sub-accounts, all investment decisions concerning the Sub-accounts will be made by Us or an advisor in its sole and absolute discretion.
Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.
At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.
Taxation of Qualified Contracts
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts

(IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.
CARES Act. The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:
•	Waiving the 2020 lifetime and post death minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70 1/2 in 2019. Additionally, 2020 will not be counted in measuring the five-year distribution period requirement for post death RMDs, with the result that the five-year period is extended by one year.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.
Required Minimum Distributions
Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 (age 72 for those employees who turn age 72 on or after January 1, 2020) or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a traditional SEP or SIMPLE IRAs, or to a 5% or more owner of the employer sponsoring the plan, and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. If you choose the ROP Enhanced Death Benefit Rider, required minimum distributions will be considered partial withdrawals for purposes of the Adjusted Partial Withdrawals calculation.
Medicare Tax
A 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts. For purposes of this tax, net investment income will include income from Non-Qualified Contracts (as well as interest, dividends and certain other items). The 3.8% Medicare tax is imposed on the lesser of:
(1)	the taxpayer’s "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or
(2)	the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).
"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e. IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2. The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.
Seek Tax Advice
The above description of federal income tax consequences is only a brief summary meant to alert you to the issues and is not intended as tax advice. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering purchase of a Contract should first consult a qualified tax adviser.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information
Legal Proceedings
Jefferson National Life Insurance Company ("the Company")
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Jefferson National Securities Corporation ("JNSC")
The general distributor, JNSC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
Abandoned Property Requirements
Every state has unclaimed property laws that generally declare non-qualified annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the Death Benefit Amount is due and payable. For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. Escheatment is the formal, legal name for this process. However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation. To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.
Proof of Age and Survival
The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements
If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.
Changes to Comply with Law and Amendments
The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

The Separate Account
We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life Annuity Account G serves the variable annuity portion of the Contract. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account G. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Jefferson National Life Annuity Account G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account G is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.
The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.
Where permitted by law, we may:
•	create new Separate Accounts;
•	combine separate accounts, including combining the Separate Account with another separate account established by the Company;
•	transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;
•	transfer the Separate Account to another insurance company;
•	add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;
•	make the Sub-accounts available under other policies we issue;
•	add new Investment Portfolios or remove existing Investment Portfolios;
•	substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;
•	deregister the Separate Account under the Investment Company Act of 1940; and
•	operate the Separate Account under the direction of a committee or in another form.
Distributor
Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA. Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.
We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or investment advisors for other services such as platform access fees, marketing support, and/or reimbursement of conference expenses. Certain employees of the Company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.
Financial Statements
Our financial statements and schedules have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.
The financial statements of Jefferson National Life Annuity Account G are included in the Statement of Additional Information.

APPENDIX A: More Information About the Investment Portfolios
This appendix contains information about the Investment Portfolios in which the Sub-Accounts invest. The Investment Portfolios in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each Investment Portfolio for more detailed information. Underlying prospectuses for the Investment Portfolios are available online or through your Secure Online Account and by contacting the Jefferson National Service Center.

Designations Key:
EC:	The Investment Portfolio imposes an early cut-off time for transfer requests (see Transfers – Early Cut-off Times).
FF:	The Investment Portfolio primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an Investment Portfolio that does not invest in other mutual funds. Refer to the prospectus for this Investment Portfolio for more information.
LCFF:	Nationwide assesses a Low Cost Fund Fee on allocations to this Sub-Account because the Investment Portfolio does not provide the Company with sufficient revenue (see Expenses - Low Cost Fund Platform Fee). The revenue (12b-1 fees) compensates the Company for promoting, marketing, and administering the contract and the Investment Portfolios.
VOL:	The Investment Portfolio uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of Investment Portfolio may result in foregone investment gains that could otherwise be realized by investing in riskier Investment Portfolios.
Advisors Preferred Trust - Gold Bullion Strategy Portfolio
Investment Advisor:	Advisors Preferred, LLC
Sub-advisor:	Flexible Plan Investments, Ltd.
Investment Objective:	The Fund seeks returns that reflect the performance of the price of Gold bullion.
Designation: EC: 3:30 PM EST
Alger Capital Appreciation Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, LLC
Investment Objective:	Seeks long-term capital appreciation
Alger Large Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, LLC
Investment Objective:	Seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, LLC
Investment Objective:	Seeks long-term capital appreciation.
Alger Small Cap Growth Portfolio: Class I-2 Shares
This Sub-Account is not available as an investment option for new Contracts issued on or after May 31, 2007
Contracts issued prior to May 31, 2007, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	Fred Alger Management, LLC
Investment Objective:	Long-term capital appreciation.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2018
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Global Thematic Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B
This Sub-Account is not available as an investment option for new Contracts issued on or after February 3, 2013
Contracts issued prior to February 3, 2013, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	The Portfolio seeks to provide investors with capital appreciation.
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Capital appreciation and some current income.
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Current income and preservation of capital.
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Capital appreciation.

ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Current income and capital appreciation
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
This Sub-Account is not available as an investment option for new Contracts issued on or after April 9, 2015
Contracts issued prior to April 9, 2015, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - American Funds Mortgage Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide current income and preservation of capital.
American Funds Insurance Series® - American High-Income Trust: Class 4 (formerly, American Funds Insurance Series® - High-Income Bond Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide a high level of current income and, secondarily, capital appreciation.
American Funds Insurance Series® - Asset Allocation Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return consistent with preservation of capital over the long term.

American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund's secondary objective is to provide growth of capital.
American Funds Insurance Series® - Capital World Bond Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.
American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4 (formerly, American Funds Insurance Series® - Global Growth & Income Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital while providing current income.
American Funds Insurance Series® - Global Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital.
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital.
American Funds Insurance Series® - Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide growth of capital.
American Funds Insurance Series® - Growth-Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to achieve long-term growth of capital and income.
American Funds Insurance Series® - International Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital.
American Funds Insurance Series® - International Growth & Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital while providing current income
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Designation: FF, VOL
American Funds Insurance Series® - Managed Risk Growth Fund: Class P2
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	To provide growth of capital while seeking to manage volatility and provide downside protection.
Designation: MF

American Funds Insurance Series® - Managed Risk Growth-Income Fund: Class P2
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.
Designation: MF
American Funds Insurance Series® - Managed Risk International Fund: Class P2
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Designation: MF
American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2 (formerly, American Funds Insurance Series® - Managed Risk Blue Chip Income & Growth Fund: Class P2)
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.
American Funds Insurance Series® - New World Fund®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term capital appreciation.
American Funds Insurance Series® - The Bond Fund of America: Class 4 (formerly, American Funds Insurance Series® - Bond Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide as high a level of current income as is consistent with the preservation of capital.
American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 (formerly, American Funds Insurance Series® - U.S. Government/AAA-Rated Securities Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide a high level of current income consistent with preservation of capital.
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 (formerly, American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.

BlackRock Variable Series Funds II, Inc. - BlackRock U.S. Government Bond V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	The investment objective of the Fund is to seek high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	To seek long-term capital appreciation.
BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks long-term growth of capital.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek long-term capital growth.
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Designation: LCFF
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
Calvert Variable Products, Inc. - Calvert VP SRI Balanced Portfolio: Class F
Investment Advisor:	Calvert Research and Management
Investment Objective:	Provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks total return, consisting of current income and capital appreciation.

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term growth of capital.
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term growth of capital.
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term capital appreciation.
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (formerly, Credit Suisse Trust - Commodity Return Strategy Portfolio)
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: FF, LCFF
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (formerly, DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class)
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek total return consisting of capital appreciation and current income.
Designation: FF, LCFF
DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve a stable real return in excess of the rate of inflation with a minimum of risk.
Designation: LCFF

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Global Investment Management Corp.
Investment Objective:	Capital appreciation.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Investment Objective:	To achieve high current income and moderate capital appreciation.
Designation: VOL
Fidelity Variable Insurance Products - VIP FundsManager 20% Portfolio: Service Class 2
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks high current income and, as a secondary objective, capital appreciation.
Designation: FF
Fidelity Variable Insurance Products - VIP FundsManager 50% Portfolio: Service Class 2
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The funds seeks high total return.
Designation: FF
Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Service Class 2
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The funds seeks high total return.
Designation: FF
Fidelity Variable Insurance Products - VIP FundsManager 70% Portfolio: Service Class 2
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The funds seeks high total return.
Designation: FF

Fidelity Variable Insurance Products - VIP Target Volatility Portfolio: Service Class 2
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The funds seeks total return.
Designation: VOL
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Seeks high total return with a secondary objective of principal preservation.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	Geode Capital Management, LLC
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks to provide capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Seeks capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
First Eagle Variable Funds - Overseas Variable Fund
Investment Advisor:	First Eagle Investment Management, LLC
Investment Objective:	The fund seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies.
Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Institutional, LLC
Investment Objective:	Seeks high total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation, with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high level of current income, with capital appreciation over the long term as a secondary goal.
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks income.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Fund - Global Managed Futures Strategy
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Global Managed Futures Strategy Fund (the "Fund") seeks to generate positive total returns over time.
Guggenheim Variable Fund - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Guggenheim Variable Funds Trust - Series B (Large Cap Value Series)
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds Trust - Series D (World Equity Income Series)
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide total return, comprised of capital appreciation and income.
Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide total return, comprised of current income and capital appreciation.
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation.

Guggenheim Variable Funds Trust - Series P (High Yield Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High current income and capital appreciation as a secondary objective.
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series)
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. American Value Fund: Series II Shares
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2021
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks long term capital appreciation.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
Invesco - Invesco V.I. Comstock Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Conservative Balanced Fund: Series II (formerly, Invesco Oppenheimer V.I. Conservative Balanced Fund: Series II)
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks total return.
Invesco - Invesco V.I. Core Bond Fund: Series II (formerly, Invesco Oppenheimer V.I. Total Return Bond Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks total return.
Invesco - Invesco V.I. Core Equity Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To provide reasonable current income and long-term growth of income and capital.
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Both capital appreciation and current income

Invesco - Invesco V.I. Global Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To provide current income consistent with preservation of capital and liquidity.
Invesco - Invesco V.I. Government Securities Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's objective is total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek long-term growth of capital and income.
Invesco - Invesco V.I. Health Care Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long term growth of capital.
Invesco - Invesco V.I. High Yield Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Canada Ltd.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. International Growth Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Main Street Fund: Series II (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (formerly, Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Technology Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.

Ivy Variable Insurance Portfolios - Balanced: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of capital appreciation and current income.
Ivy Variable Insurance Portfolios - Corporate Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Energy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Global Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide a high level of current income. Capital appreciation is a secondary objective.
Ivy Variable Insurance Portfolios - Global Equity Income: Class II
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of current income and capital appreciation.
Ivy Variable Insurance Portfolios - Growth: Class II
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - High Income: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Natural Resources: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Science and Technology: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Value: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Perkins Investment Management LLC ("Perkins")
Investment Objective:	Seeks capital appreciation.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson U.S. Low Volatility Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Intech Investment Management LLC
Investment Objective:	Seeks capital appreciation.
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV
Investment Advisor:	John Hancock Variable Trust Advisers LLC
Sub-advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek long-term capital appreciation
Designation: LCFF
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize long-term total return.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.

Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The Portfolio seeks total return.
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The Portfolio seeks long-term capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Seeks long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	Seeks capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	Seeks dividend income, growth of dividend income and long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Legg Mason Partners Variable Equity Trust - QS Legg Mason Dynamic Multi-Strategy VIT Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	QS Investors, LLC and Western Asset Management Company
Investment Objective:	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The fund will seek to reduce volatility as a secondary objective.
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return.
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	To seek high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Current income and capital appreciation.
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Long-term growth of capital and income without excessive fluctuations in market value.

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Mutual Fund and Variable Insurance Trust - Rational Trend Aggregation VA Fund: Class A
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	To seek total return on investment, with dividend income as an important component of that return.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (formerly, Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class Y)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF, LCFF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF, LCFF
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LCFF

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
This Sub-Account is no longer available to receive transfers or new purchase payments effective June 12, 2020
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital and income generation.
Northern Lights Variable Trust - 7Twelve Balanced Portfolio
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Northern Lights Variable Trust - 7Twelve Balanced Portfolio: Class 3
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.
Northern Lights Variable Trust - Power Dividend Index Fund: Class 1
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	The primary investment objective is total return from income and capital appreciation. Capital Preservation is a secondary objective of the Fund.

Northern Lights Variable Trust - Power Momentum Index Fund: Class 1
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	Capital growth and income.
Northern Lights Variable Trust - Probabilities VIT Fund: Class 1
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	Probabilities Fund Management, LLC
Investment Objective:	Capital appreciation.
Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.
Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.
Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks income and capital appreciation.
Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks income and capital appreciation.
Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks to preserve capital and provide moderate income and moderate capital appreciation.
Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks to preserve capital and provide moderate income and moderate capital appreciation.

Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.
Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 1
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 1
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 1
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.

Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Capital Appreciation.
Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Capital Appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks total return which exceeds that of its benchmark.

PIMCO Variable Insurance Trust - Global Managed Allocation Portfolio: Administrative Class (formerly, PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class)
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - PIMCO Global Diversified Allocation Portfolio: Administrative Class
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	The portfolio seeks current income and total return.
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Reasonable income and capital growth.
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	A high level of current income.
ProFunds - ProFund Access VP High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
Designation: EC: 2:55 PM EST
ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BanksSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic MaterialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Bear
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BiotechnologySM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer GoodsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD).
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Falling U.S. Dollar
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of non-U.S. currencies included in the ICE® U.S. Dollar Index®.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. FinancialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Government Money Market
This Sub-Account is no longer available to receive transfers or new purchase payments effective July 3, 2019
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks a high level of current income consistent with liquidity and preservation of capital.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health CareSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. IndustrialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the MSCI EAFE Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones InternetSM Composite Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Large-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Large-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Value Index.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil & GasSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Pharmaceuticals Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious MetalsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real EstateSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Rising Rates Opportunity
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily price movement of the most recently issued 30-Year U.S. Treasury Bond. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. SemiconductorsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Short Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Short International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP Short Mid-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Short NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Short Small-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. TechnologySM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Telecommunications Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP U.S. Government Plus
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to one and one -quarter times (1.25x) the daily price movement of the most recently issued 30-Year U.S. Treasury Bond. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP UltraBull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP UltraMid-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP UltraNASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP UltraShort NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP UltraSmall-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. UtilitiesSM Index.
Designation: EC: 3:55 PM EST
Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Putnam Variable Trust - Putnam VT High Yield Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.
Putnam Variable Trust - Putnam VT Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.

Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (formerly, Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB)
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	High current income with preservation of capital as its secondary objective.
Putnam Variable Trust - Putnam VT Multi-Asset Absolute Return Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks positive total return.
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Long-term capital appreciation.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Designation: FF
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Russell Investment Funds - Balanced Strategy Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Russell Investment Management, LLC
Investment Objective:	The Fund seeks to provide above average long term capital appreciation and a moderate level of current income.
Russell Investment Funds - Equity Growth Strategy Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Russell Investment Management, LLC
Investment Objective:	The Fund seeks to provide high long term capital appreciation.
Russell Investment Funds - Global Real Estate Securities Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Russell Investment Management, LLC
Investment Objective:	The Fund seeks to provide current income and long term capital growth.
Russell Investment Funds - International Developed Markets Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Russell Investment Management, LLC
Investment Objective:	The Fund seeks to provide long term capital growth.

Russell Investment Funds - Moderate Strategy Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Russell Investment Management, LLC
Investment Objective:	The Fund seeks to provide current income and moderate long term capital appreciation.
Russell Investment Funds - Strategic Bond Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Russell Investment Management, LLC
Investment Objective:	The Fund seeks to provide total return.
Russell Investment Funds - U.S. Small Cap Equity Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Russell Investment Management, LLC
Investment Objective:	The Fund seeks to provide long term capital growth.
Russell Investment Funds - U.S. Strategic Equity Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Russell Investment Management, LLC
Investment Objective:	The Fund seeks to provide long term capital growth.
Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Consumer Products Fund
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: EC: 3:50 PM EST

Rydex Variable Trust - Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Europe 1.25x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones STOXX 50 Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - High Yield Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.
Designation: EC: 3:45 PM EST

Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury Bond.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap 400® Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100 Index®.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000 Index®.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Japan 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.
Designation: EC: 3:55 PM EST

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100 Index®.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Nova Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500® Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Russell 2000® 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to 200% of the performance of the Russell 2000® Index on a daily basis.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - S&P 500 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: EC: 3:50 PM EST

Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: EC: 3:50 PM EST

Rydex Variable Trust - U.S. Government Money Market Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective January 3, 2012
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide security of principal, high current income, and liquidity.
Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: EC: 3:55 PM EST
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of income consistent with moderate fluctuations in principal value.
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
The Timothy Plan - Conservative Growth Portfolio Variable Series
Investment Advisor:	Timothy Partners, Ltd.
Investment Objective:	The investment objective of the Portfolio is to generate moderate levels of long-term capital growth.
The Timothy Plan - Strategic Growth Portfolio Variable Series
Investment Advisor:	Timothy Partners, Ltd.
Investment Objective:	The investment objective of the Portfolio is to generate medium to high levels of long-term capital growth.
Third Avenue Variable Series Trust - Third Avenue Value Portfolio (formerly, Third Avenue Variable Series Trust - FFI Strategies Portfolio)
Investment Advisor:	Third Avenue Management LLC
Investment Objective:	Long-term capital appreciation.
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I
Investment Advisor:	Redwood Investment Management, LLC
Investment Objective:	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.

Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1,2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	Redwood Investment Management, LLC
Investment Objective:	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks high total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
VanEck VIP Trust - Emerging Markets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
Vanguard Variable Insurance Fund - Balanced Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Seeks to provide long-term capital appreciation and reasonable current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Capital Growth Portfolio
Investment Advisor:	PRIMECAP Management Company
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Diversified Value Portfolio
Investment Advisor:	Barrow, Hanley, Mewhinney & Strauss, LLC
Investment Objective:	Seeks to provide long-term capital appreciation and income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Equity Income Portfolio
Investment Advisor:	Wellington Management Company, LLP; Vanguard Quantitative Equity Group
Investment Objective:	Seeks to provide an above average level of current income and reasonable long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Equity Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Designation: LCFF, EC: 2:30 PM EST

Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Growth Portfolio
Investment Advisor:	Jackson Square Partners, LLC; Wellington Management Company LLP
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Seeks to provide a high level of current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - International Portfolio
Investment Advisor:	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that easures the performance of publicly traded equity REITs and other real estate-related investments.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to provide current income while maintaining limited price volatility.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Small Company Growth Portfolio
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ArrowMark Partners; Vanguard Quantitative Equity Group
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to track the performance of a broad, market-weighted bond index.
Designation: LCFF, EC: 2:30 PM EST

Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Vanguard Conservative Allocation Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	Seeks to provide current income and low to moderate capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Vanguard Moderate Allocation Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	Seeks to provide capital appreciation and a low to moderate level of current income.
Designation: LCFF, EC: 2:30 PM EST
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Newfleet Asset Management, LLC
Investment Objective:	Long-term total return.
Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Sustainable Growth Advisers, LP
Investment Objective:	High total return consistent with reasonable risk.
Wells Fargo Variable Trust - VT Discovery Fund: Class 2
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

APPENDIX B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.00%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2020 (the maximum Variable Account charge of 0.30%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Jefferson National Life Insurance Company
Jefferson National Life Annuity Account G - Monument Advisor
CONDENSED FINANCIAL INFORMATION
The tables below provide per unit information about the financial history of each Sub-account.
The inception of the funds is May 4, 2005 unless otherwise noted.
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VARIABLE PRODUCTS SERIES FUND, INC.:
AB Dynamic Asset Allocation Portfolio (inception November 16, 2012)
Beginning AUV	$15.207	$13.196	$14.242	$12.458	$12.052	$12.211	$11.718	$10.469	$10.190	N/A
Ending AUV	$15.946	$15.207	$13.196	$14.242	$12.458	$12.052	$12.211	$11.718	$10.469	N/A
Ending number of AUs (000s)	19	19	22	42	38	120	86	33	0	N/A
Global Thematic Growth Portfolio (inception November 19, 2010)
Beginning AUV	$18.921	$14.579	$16.196	$11.883	$11.988	$11.679	$11.143	$9.065	$8.005	$10.451
Ending AUV	$26.316	$18.921	$14.579	$16.196	$11.883	$11.988	$11.679	$11.143	$9.065	$8.005
Ending number of AUs (000s)	161	62	40	99	25	33	21	32	32	8
Growth and Income Portfolio (inception May 1, 2006)
Beginning AUV	$27.680	$22.338	$23.665	$19.899	$17.879	$17.580	$16.048	$11.891	$10.118	$9.517
Ending AUV	$28.433	$27.680	$22.338	$23.665	$19.899	$17.879	$17.580	$16.048	$11.891	$10.118
Ending number of AUs (000s)	475	546	487	518	511	444	421	331	173	80
International Growth Portfolio (inception May 1, 2008)
Beginning AUV	$11.528	$9.060	$10.996	$8.167	$8.788	$8.984	$9.113	$8.041	$6.978	$8.312
Ending AUV	$14.940	$11.528	$9.060	$10.996	$8.167	$8.788	$8.984	$9.113	$8.041	$6.978
Ending number of AUs (000s)	53	52	69	329	159	148	168	150	86	77
International Value Portfolio (inception May 1, 2008)
Beginning AUV	$8.197	$7.018	$9.112	$7.284	$7.343	$7.171	$7.666	$6.246	$5.470	$6.789
Ending AUV	$8.378	$8.197	$7.018	$9.112	$7.284	$7.343	$7.171	$7.666	$6.246	$5.470
Ending number of AUs (000s)	254	208	309	247	227	197	183	261	77	60
Small Cap Growth Portfolio (inception May 1, 2006)
Beginning AUV	$38.116	$28.025	$28.339	$21.183	$19.944	$20.254	$20.684	$18.975	$12.405	$11.904
Ending AUV	$58.562	$38.116	$28.025	$28.339	$21.183	$19.944	$20.254	$20.684	$18.975	$12.405
Ending number of AUs (000s)	20	21	22	30	41	52	64	82	112	117
Small Mid Cap Value Portfolio (inception May 1, 2006)
Beginning AUV	$27.126	$22.624	$26.709	$23.668	$18.966	$20.111	$18.459	$13.412	$11.321	$12.389
Ending AUV	$27.955	$27.126	$22.624	$26.709	$23.668	$18.966	$20.111	$18.459	$13.412	$11.321
Ending number of AUs (000s)	404	466	415	386	437	297	336	285	266	265

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy Portfolio (inception November 15, 2013)
Beginning AUV	$10.568	$8.960	$9.369	$8.421	$7.881	$8.993	$9.316	$10.000	N/A	N/A
Ending AUV	$12.649	$10.568	$8.960	$9.369	$8.421	$7.881	$8.993	$9.316	N/A	N/A
Ending number of AUs (000s)	1,716	1,201	598	507	650	274	152	41	N/A	N/A
THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV	$61.456	$46.006	$46.052	$35.132	$34.957	$32.919	$28.938	$21.406	$18.094	$18.149
Ending AUV	$87.115	$61.456	$46.006	$46.052	$35.132	$34.957	$32.919	$28.938	$21.406	$18.094
Ending number of AUs (000s)	297	346	364	374	354	486	409	396	260	222
Large Cap Growth Portfolio
Beginning AUV	$37.184	$29.180	$28.549	$22.224	$22.409	$22.031	$19.850	$14.695	$13.376	$13.422
Ending AUV	$62.108	$37.184	$29.180	$28.549	$22.224	$22.409	$22.031	$19.850	$14.695	$13.376
Ending number of AUs (000s)	310	112	162	77	89	101	161	169	106	75
Mid Cap Growth Portfolio
Beginning AUV	$31.610	$24.268	$26.220	$20.201	$20.007	$20.325	$18.817	$13.852	$11.920	$12.996
Ending AUV	$52.039	$31.610	$24.268	$26.220	$20.201	$20.007	$20.325	$18.817	$13.852	$11.920
Ending number of AUs (000s)	213	87	65	63	56	38	66	70	35	44
Small Cap Growth Portfolio
Beginning AUV	$44.386	$34.318	$33.832	$26.281	$24.738	$25.587	$25.475	$14.232	$16.897	$17.421
Ending AUV	$74.191	$44.386	$34.318	$33.832	$26.281	$24.738	$25.587	$25.475	$14.232	$16.867
Ending number of AUs (000s)	0	5	6	6	6	6	12	13	14	14
ALPS VARIABLE INSURANCE TRUST:
ALPS Alerian Energy Infrastructure Portfolio II (inception May 1, 2013)
Beginning AUV	$10.146	$8.426	$10.398	$10.486	$7.447	$11.997	$10.720	$9.850	N/A	N/A
Ending AUV	$7.597	$10.146	$8.426	$10.398	$10.486	$7.447	$11.997	$10.720	N/A	N/A
Ending number of AUs (000s)	884	1,268	905	1,229	1,124	871	594	311	N/A	N/A
ALPS Red Rocks Global Opportunity Portfolio (inception May 1, 2015)
Beginning AUV	$15.265	$10.916	$12.480	$9.987	$9.250	$9.250	N/A	N/A	N/A	N/A
Ending AUV	$16.677	$15.265	$10.916	$12.480	$9.987	$9.250	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	64	82	66	69	49	26	N/A	N/A	N/A	N/A
Morningstar Aggressive Growth ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$18.624	$15.245	$16.813	$14.035	$12.620	$12.988	$12.432	$10.525	$9.217	$9.706
Ending AUV	$20.479	$18.624	$15.245	$16.813	$14.035	$12.620	$12.988	$12.432	$10.525	$9.217
Ending number of AUs (000s)	321	274	174	149	86	45	30	45	4	1
Morningstar Balanced ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$17.305	$14.885	$15.874	$14.007	$12.913	$13.206	$12.636	$11.296	$10.194	$10.285
Ending AUV	$18.884	$17.305	$14.885	$15.874	$14.007	$12.913	$13.206	$12.636	$11.296	$10.194
Ending number of AUs (000s)	815	732	765	730	714	652	398	281	235	247
Morningstar Conservative ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$14.431	$13.176	$13.496	$12.707	$12.148	$12.297	$11.966	$11.666	$11.089	$10.751
Ending AUV	$15.368	$14.431	$13.176	$13.496	$12.707	$12.148	$12.297	$11.966	$11.666	$11.089
Ending number of AUs (000s)	372	281	341	313	292	178	360	344	303	148
Morningstar Growth ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$18.263	$15.249	$16.582	$14.137	$12.887	$13.219	$12.641	$10.847	$9.606	$9.973
Ending AUV	$20.090	$18.263	$15.249	$16.582	$14.137	$12.887	$13.219	$12.641	$10.847	$9.606
Ending number of AUs (000s)	361	507	533	606	465	391	281	175	151	161

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Morningstar Income and Growth ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$15.820	$14.012	$14.634	$13.311	$12.513	$12.727	$12.320	$11.478	$10.641	$10.527
Ending AUV	$17.153	$15.820	$14.012	$14.634	$13.311	$12.513	$12.727	$12.320	$11.478	$10.641
Ending number of AUs (000s)	257	282	281	290	221	150	182	153	146	61
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund
Beginning AUV	$26.168	$21.833	$22.703	$19.930	$18.628	$19.120	$17.405	$14.822	$13.257	$12.586
Ending AUV	$29.446	$26.168	$21.833	$22.703	$19.930	$18.628	$19.120	$17.405	$14.822	$13.257
Ending number of AUs (000s)	447	437	470	485	369	262	122	129	133	70
VP Disciplined Core Value Fund
Beginning AUV	$29.940	$24.155	$25.936	$21.526	$18.969	$20.099	$17.865	$13.153	$11.463	$11.117
Ending AUV	$33.475	$29.940	$24.155	$25.936	$21.526	$18.969	$20.099	$17.865	$13.153	$11.463
Ending number of AUs (000s)	490	340	359	392	409	333	326	234	340	67
VP Inflation Protection Fund
Beginning AUV	$16.192	$14.869	$15.300	$14.758	$14.138	$14.495	$14.032	$15.332	$14.278	$12.777
Ending AUV	$17.739	$16.192	$14.869	$15.300	$14.758	$14.138	$14.495	$14.032	$15.332	$14.278
Ending number of AUs (000s)	854	809	729	550	544	342	223	199	428	409
VP International Fund
Beginning AUV	$24.124	$18.785	$22.157	$16.887	$17.870	$17.735	$18.769	$15.333	$12.655	$14.387
Ending AUV	$30.367	$24.124	$18.785	$22.157	$16.887	$17.870	$17.735	$18.769	$15.333	$12.655
Ending number of AUs (000s)	176	198	149	115	114	151	121	94	116	88
VP Large Company Value Fund (inception May 1, 2007)
Beginning AUV	$19.881	$15.596	$16.960	$15.269	$13.249	$13.786	$12.214	$9.300	$7.990	$7.901
Ending AUV	$20.402	$19.881	$15.596	$16.960	$15.269	$13.249	$13.786	$12.214	$9.300	$7.990
Ending number of AUs (000s)	144	133	116	136	320	324	124	78	63	47
VP Mid Cap Value Fund (inception November 20, 2009)
Beginning AUV	$33.370	$25.838	$29.643	$26.540	$21.602	$21.916	$18.825	$14.468	$12.437	$12.524
Ending AUV	$33.774	$33.370	$25.838	$29.643	$26.540	$21.602	$21.916	$18.825	$14.468	$12.437
Ending number of AUs (000s)	201	236	254	281	376	424	688	474	364	125
VP Ultra Fund (inception May 1, 2007)
Beginning AUV	$36.731	$27.293	$27.088	$20.486	$19.614	$18.457	$16.780	$12.241	$10.745	$10.632
Ending AUV	$55.043	$36.731	$27.293	$27.088	$20.486	$19.614	$18.457	$16.780	$12.241	$10.745
Ending number of AUs (000s)	437	213	134	207	133	91	36	97	55	116
VP Value Fund
Beginning AUV	$30.291	$23.845	$26.246	$24.135	$20.033	$20.842	$18.431	$13.992	$12.212	$12.090
Ending AUV	$30.587	$30.291	$23.845	$26.246	$24.135	$20.033	$20.842	$18.431	$13.992	$12.212
Ending number of AUs (000s)	293	407	397	458	524	368	415	266	187	195
AMERICAN FUNDS INSURANCE SERIES:
American High-Income Trust Fund (inception November 15, 2013)
Beginning AUV	$12.840	$11.436	$11.746	$11.016	$9.392	$10.145	$10.109	$10.009	N/A	N/A
Ending AUV	$13.833	$12.840	$11.436	$11.746	$11.016	$9.392	$10.145	$10.109	N/A	N/A
Ending number of AUs (000s)	1,043	1,272	189	911	700	63	29	9	N/A	N/A
Asset Allocation Fund (inception November 15, 2013)
Beginning AUV	$15.855	$13.111	$13.777	$11.886	$10.888	$10.766	$10.237	$10.036	N/A	N/A
Ending AUV	$17.783	$15.855	$13.111	$13.777	$11.886	$10.888	$10.766	$10.237	N/A	N/A
Ending number of AUs (000s)	2,630	2,554	2,245	1,727	1,259	1,101	345	14	N/A	N/A
Capital Income Builder Fund (inception May 1, 2018)
Beginning AUV	$11.249	$9.564	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.712	$11.249	$9.564	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	590	393	138	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Capital World Bond Fund (inception November 15, 2013)
Beginning AUV	$11.180	$10.397	$10.567	$9.910	$9.676	$10.107	$9.992	$10.008	N/A	N/A
Ending AUV	$12.256	$11.180	$10.397	$10.567	$9.910	$9.676	$10.107	$9.992	N/A	N/A
Ending number of AUs (000s)	397	270	236	195	159	118	53	1	N/A	N/A
Capital World Growth and Income Fund (inception May 1, 2018)
Beginning AUV	$11.631	$8.897	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.625	$11.631	$8.897	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	508	424	101	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Global Growth Fund (inception May 1, 2018)
Beginning AUV	$11.929	$8.844	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$15.527	$11.929	$8.844	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	966	318	74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Global Small Cap Fund (inception May 1, 2018)
Beginning AUV	$11.494	$8.758	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$14.872	$11.494	$8.758	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	418	191	145	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Growth Fund (inception November 15, 2013)
Beginning AUV	$21.777	$16.695	$16.779	$13.111	$12.004	$11.263	$10.405	$10.057	N/A	N/A
Ending AUV	$33.038	$21.777	$16.695	$16.779	$13.111	$12.004	$11.263	$10.405	N/A	N/A
Ending number of AUs (000s)	2,422	2,270	2,076	1,909	1,044	664	203	10	N/A	N/A
Growth-Income Fund (inception November 15, 2013)
Beginning AUV	$19.506	$15.499	$15.825	$12.963	$11.652	$11.512	$10.433	$10.043	N/A	N/A
Ending AUV	$22.090	$19.506	$15.499	$15.825	$12.963	$11.652	$11.512	$10.433	N/A	N/A
Ending number of AUs (000s)	1,520	1,725	1,490	1,373	896	644	214	10	N/A	N/A
International Fund (inception November 15, 2013)
Beginning AUV	$14.089	$11.485	$13.264	$10.056	$9.743	$10.229	$10.531	$10.079	N/A	N/A
Ending AUV	$16.013	$14.089	$11.485	$13.264	$10.056	$9.743	$10.229	$10.531	N/A	N/A
Ending number of AUs (000s)	2,132	2,115	1,891	1,691	1,127	719	283	17	N/A	N/A
International Growth and Income Fund (inception May 1, 2018)
Beginning AUV	$10.727	$8.759	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.342	$10.727	$8.759	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	743	499	236	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Managed Risk Asset Allocation Fund (inception November 15, 2013)
Beginning AUV	$14.385	$12.192	$12.820	$11.167	$10.409	$10.522	$10.225	$10.034	N/A	N/A
Ending AUV	$15.231	$14.385	$12.192	$12.820	$11.167	$10.409	$10.522	$10.225	N/A	N/A
Ending number of AUs (000s)	396	338	348	243	162	102	79	15	N/A	N/A
Managed Risk Growth Fund (inception November 15, 2013)
Beginning AUV	$16.656	$13.682	$13.733	$10.900	$10.632	$10.558	$10.374	$10.054	N/A	N/A
Ending AUV	$21.991	$16.656	$13.682	$13.733	$10.900	$10.632	$10.558	$10.374	N/A	N/A
Ending number of AUs (000s)	7	18	18	18	18	28	20	1	N/A	N/A
Managed Risk Growth-Income Fund (inception November 15, 2013)
Beginning AUV	$15.581	$13.110	$13.374	$11.108	$10.472	$10.867	$10.407	$10.045	N/A	N/A
Ending AUV	$17.073	$15.581	$13.110	$13.374	$11.108	$10.472	$10.867	$10.407	N/A	N/A
Ending number of AUs (000s)	3	3	3	3	3	22	41	4	N/A	N/A
Managed Risk International Fund (inception November 15, 2013)
Beginning AUV	$12.126	$10.308	$11.517	$8.949	$9.231	$9.875	$10.470	$10.058	N/A	N/A
Ending AUV	$12.465	$12.126	$10.308	$11.517	$8.949	$9.231	$9.875	$10.470	N/A	N/A
Ending number of AUs (000s)	3	4	4	4	4	6	10	0	N/A	N/A
Managed Risk Washington Mutual Investors Fund (inception November 15, 2013)
Beginning AUV	$14.272	$12.532	$13.530	$11.762	$10.373	$11.205	$10.365	$10.028	N/A	N/A
Ending AUV	$14.094	$14.272	$12.532	$13.530	$11.762	$10.373	$11.205	$10.365	N/A	N/A
Ending number of AUs (000s)	163	165	203	223	114	32	59	2	N/A	N/A

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortgage Fund (inception November 15, 2013)
Beginning AUV	$11.406	$10.883	$10.876	$10.771	$10.559	$10.390	$9.897	$10.010	N/A	N/A
Ending AUV	$12.134	$11.406	$10.883	$10.876	$10.771	$10.559	$10.390	$9.897	N/A	N/A
Ending number of AUs (000s)	989	722	841	291	251	583	39	0	N/A	N/A
New World Fund (inception July 31, 2015)
Beginning AUV	$14.246	$11.060	$12.897	$9.993	$9.514	$10.050	N/A	N/A	N/A	N/A
Ending AUV	$17.565	$14.246	$11.060	$12.897	$9.993	$9.514	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	3,445	2,480	2,217	1,214	530	125	N/A	N/A	N/A	N/A
The Bond Fund of America (inception November 15, 2013)
Beginning AUV	$11.970	$10.973	$11.071	$10.719	$10.426	$10.434	$9.924	$10.000	N/A	N/A
Ending AUV	$13.092	$11.970	$10.973	$11.071	$10.719	$10.426	$10.434	$9.924	N/A	N/A
Ending number of AUs (000s)	2,112	1,297	743	537	293	670	572	7	N/A	N/A
U.S. Government Securities Fund (inception May 1, 2018)
Beginning AUV	$10.811	$10.282	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.836	$10.811	$10.282	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	1,930	766	555	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Washington Mutual Investors Fund (inception November 15, 2013)
Beginning AUV	$17.647	$14.580	$16.008	$13.717	$11.576	$11.960	$10.388	$10.023	N/A	N/A
Ending AUV	$19.142	$17.647	$14.580	$16.008	$13.717	$11.576	$11.960	$10.388	N/A	N/A
Ending number of AUs (000s)	1,312	1,247	1,278	933	754	220	169	10	N/A	N/A
AMUNDI PIONEER ASSET MANAGEMENT TRUST:
Bond Portfolio (inception (inception November 9, 2007)
Beginning AUV	$18.211	$16.725	$16.893	$16.299	$15.684	$15.673	$14.815	$14.694	$13.553	$12.862
Ending AUV	$19.745	$18.211	$16.725	$16.893	$16.299	$15.684	$15.673	$14.815	$14.694	$13.553
Ending number of AUs (000s)	1,133	1,375	1,126	860	767	814	756	319	312	316
Equity Income Portfolio
Beginning AUV	$32.688	$26.102	$28.612	$24.842	$20.783	$20.737	$18.390	$14.274	$12.980	$12.272
Ending AUV	$32.602	$32.688	$26.102	$28.612	$24.842	$20.783	$20.737	$18.390	$14.274	$12.980
Ending number of AUs (000s)	229	303	321	399	299	244	332	221	211	372
Fund Portfolio
Beginning AUV	$33.404	$25.493	$25.944	$21.379	$19.503	$19.576	$17.672	$13.288	$12.086	$12.662
Ending AUV	$41.407	$33.404	$25.493	$25.944	$21.379	$19.503	$19.576	$17.672	$13.288	$12.086
Ending number of AUs (000s)	126	69	43	39	48	18	50	49	46	30
High Yield Portfolio
Beginning AUV	$23.623	$20.671	$21.519	$20.110	$17.679	$18.461	$18.515	$16.560	$14.312	$14.610
Ending AUV	$24.091	$23.623	$20.671	$21.519	$20.110	$17.679	$18.461	$18.515	$16.560	$14.312
Ending number of AUs (000s)	82	187	50	134	151	125	147	237	187	158
Mid Cap Value Portfolio
Beginning AUV	$25.592	$19.980	$24.819	$21.989	$18.919	$20.202	$17.598	$13.256	$11.961	$12.703
Ending AUV	$26.071	$25.592	$19.980	$24.819	$21.989	$18.919	$20.202	$17.598	$13.256	$11.961
Ending number of AUs (000s)	52	75	54	52	63	60	141	41	65	165
Strategic Income Portfolio (inception November 1, 2006)
Beginning AUV	$19.187	$17.520	$17.866	$17.057	$15.894	$16.139	$15.562	$15.420	$13.870	$13.657
Ending AUV	$20.602	$19.187	$17.520	$17.866	$17.057	$15.894	$16.139	$15.562	$15.420	$13.870
Ending number of AUs (000s)	844	772	703	769	759	948	823	825	742	417
BLACKROCK VARIABLE SERIES TRUST FUNDS:
Advantage Large Cap Core V.I. Fund (inception November 18, 2011)
Beginning AUV	$28.404	$22.095	$23.383	$19.172	$17.388	$17.347	$15.478	$11.620	$10.338	$9.991
Ending AUV	$33.942	$28.404	$22.095	$23.383	$19.172	$17.388	$17.347	$15.478	$11.620	$10.338
Ending number of AUs (000s)	159	188	163	60	42	44	42	12	4	—

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Advantage Large Cap Value V.I. Fund (inception November 18, 2011)
Beginning AUV	$26.019	$20.882	$22.812	$19.521	$17.249	$17.620	$15.773	$11.845	$10.459	$10.033
Ending AUV	$26.910	$26.019	$20.882	$22.812	$19.521	$17.249	$17.620	$15.773	$11.845	$10.459
Ending number of AUs (000s)	148	125	107	82	34	33	33	20	5	—
Capital Appreciation V.I. Fund (inception November 18, 2011)
Beginning AUV	$31.436	$23.897	$23.399	$17.600	$17.624	$16.531	$15.228	$11.416	$10.052	$9.949
Ending AUV	$44.487	$31.436	$23.897	$23.399	$17.600	$17.624	$16.531	$15.228	$11.416	$10.052
Ending number of AUs (000s)	0	1	1	1	3	7	11	13	6	0
Equity Dividend V.I. Fund (inception November 18, 2011)
Beginning AUV	$25.062	$19.663	$21.238	$18.231	$15.709	$15.838	$14.522	$11.700	$10.456	$10.013
Ending AUV	$25.957	$25.062	$19.663	$21.238	$18.231	$15.709	$15.838	$14.522	$11.700	$10.456
Ending number of AUs (000s)	606	474	406	341	275	258	286	282	240	43
Global Allocation V.I. Fund (inception November 18, 2011)
Beginning AUV	$16.300	$13.842	$14.977	$13.172	$12.689	$12.817	$12.574	$10.990	$9.994	$9.986
Ending AUV	$19.675	$16.300	$13.842	$14.977	$13.172	$12.689	$12.817	$12.574	$10.990	$9.994
Ending number of AUs (000s)	1,075	1,090	1,249	1,306	1,396	1,242	1,298	736	247	21
High Yield V.I. Fund (inception February 3, 2012)
Beginning AUV	$16.096	$14.013	$14.430	$13.478	$11.948	$12.423	$12.119	$11.113	$10.042	N/A
Ending AUV	$17.229	$16.096	$14.013	$14.430	$13.478	$11.948	$12.423	$12.119	$11.113	N/A
Ending number of AUs (000s)	3,140	2,682	761	1,482	1,925	854	1,226	1,412	1,341	N/A
Large Cap Focus Growth V.I. Fund (inception November 18, 2011)
Beginning AUV	$34.838	$26.326	$25.618	$19.824	$18.433	$17.981	$15.779	$11.812	$10.288	$9.972
Ending AUV	$49.968	$34.838	$26.326	$25.618	$19.824	$18.433	$17.981	$15.779	$11.812	$10.288
Ending number of AUs (000s)	455	309	187	152	44	53	54	28	16	—
Total Return V.I. Fund (inception November 18, 2011)
Beginning AUV	$12.618	$11.561	$11.645	$11.283	$11.013	$11.021	$10.369	$10.507	$10.000	$9.983
Ending AUV	$13.697	$12.618	$11.561	$11.645	$11.283	$11.013	$11.021	$10.369	$10.507	$10.000
Ending number of AUs (000s)	1,475	1,133	1,167	1,107	885	718	664	266	33	—
U.S. Government Bond V.I. Fund (inception February 3, 2012)
Beginning AUV	$11.217	$10.568	$10.569	$10.444	$10.343	$10.334	$9.789	$10.119	$9.963	N/A
Ending AUV	$11.894	$11.217	$10.568	$10.569	$10.444	$10.343	$10.334	$9.789	$10.119	N/A
Ending number of AUs (000s)	408	163	263	111	200	131	59	11	3	N/A
THE BNY MELLON INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio
Beginning AUV	$37.494	$30.679	$33.704	$29.985	$23.849	$24.418	$23.228	$16.508	$14.263	$14.183
Ending AUV	$41.482	$37.494	$30.679	$33.704	$29.985	$23.849	$24.418	$23.228	$16.508	$14.263
Ending number of AUs (000s)	923	989	1,037	932	838	557	622	438	165	126
BNY MELLON SUSTAINABLE U.S. EQUITY FUND
Beginning AUV	$35.329	$26.295	$27.506	$23.849	$21.608	$22.321	$19.674	$14.645	$13.078	$12.962
Ending AUV	$43.859	$35.329	$26.295	$27.506	$23.849	$21.608	$22.321	$19.674	$14.645	$13.078
Ending number of AUs (000s)	158	64	34	35	36	46	44	41	12	21
BNY MELLON STOCK INDEX FUND
Beginning AUV	$36.546	$27.859	$29.213	$24.036	$21.517	$21.281	$18.762	$14.211	$12.279	$ 12.052
Ending AUV	$43.127	$36.546	$27.859	$29.213	$24.036	$21.517	$21.281	$18.762	$14.211	$ 12.279
Ending number of AUs (000s)	487	704	775	1,058	1,109	1,245	1,557	590	736	600

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CALVERT VARIABLE PRODUCTS:
SRI Balanced Fund (inception May 1, 2014)
Beginning AUV	$15.125	$12.170	$12.502	$11.235	$10.460	$10.730	$10.019	N/A	N/A	N/A
Ending AUV	$17.357	$15.125	$12.170	$12.502	$11.235	$10.460	$10.730	N/A	N/A	N/A
Ending number of AUs (000s)	251	209	107	104	43	31	3	N/A	N/A	N/A
COLUMBIA FUNDS VARIABLE SERIES TRUST:
Select Large-Cap Value Portfolio (inception March 14, 2011)
Beginning AUV	$25.692	$20.269	$23.092	$19.090	$15.915	$16.732	$15.014	$10.873	$9.174	$10.009
Ending AUV	$27.512	$25.692	$20.269	$23.092	$19.090	$15.915	$16.732	$15.014	$10.873	$9.174
Ending number of AUs (000s)	413	449	476	353	204	124	139	118	162	125
Select Smaller-Cap Value Portfolio (inception March 14, 2011)
Beginning AUV	$20.902	$17.753	$20.309	$18.087	$15.873	$16.374	$15.439	$10.393	$8.814	$9.916
Ending AUV	$22.824	$20.902	$17.753	$20.309	$18.087	$15.873	$16.374	$15.439	$10.393	$8.814
Ending number of AUs (000s)	121	139	106	130	295	318	169	215	47	9
Seligman Global Technology Portfolio II
Beginning AUV	$71.770	$46.312	$50.586	$37.493	$31.503	$28.688	$22.929	$18.273	$17.073	$18.174
Ending AUV	$104.640	$71.770	$46.312	$50.586	$37.493	$31.503	$28.688	$22.929	$18.273	$17.073
Ending number of AUs (000s)	218	236	198	287	202	97	235	178	137	52
Strategic Income Portfolio (inception May 1, 2016)
Beginning AUV	$12.071	$10.952	$11.023	$10.409	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.871	$12.071	$10.952	$11.023	$10.409	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	366	668	192	221	54	N/A	N/A	N/A	N/A	N/A
CREDIT SUISSE TRUST:
Commodity Return Strategy Portfolio (inception May 1, 2006)
Beginning AUV	$5.383	$5.045	$5.711	$5.626	$5.022	$6.705	$8.079	$9.004	$9.196	$10.528
Ending AUV	$5.303	$5.383	$5.045	$5.711	$5.626	$5.022	$6.705	$8.079	$9.004	$9.196
Ending number of AUs (000s)	428	401	283	294	310	276	463	372	240	77
DFA INVESTMENT DIMENSIONS GROUP, INC:
VA Global Bond Portfolio (inception August 27, 2010)
Beginning AUV	$12.441	$11.941	$11.736	$11.493	$11.298	$11.126	$10.814	$10.852	$10.349	$9.903
Ending AUV	$12.622	$12.441	$11.941	$11.736	$11.493	$11.298	$11.126	$10.814	$10.852	$10.349
Ending number of AUs (000s)	3,464	3,710	3,983	4,091	4,241	4,164	4,182	3,822	1,620	827
VA International Small Portfolio (inception August 27, 2010)
Beginning AUV	$22.310	$18.007	$22.444	$17.272	$16.259	$15.365	$16.307	$12.833	$10.747	$12.617
Ending AUV	$24.410	$22.310	$18.007	$22.444	$17.272	$16.259	$15.365	$16.307	$12.833	$10.747
Ending number of AUs (000s)	744	914	1,025	980	934	974	992	1,119	451	255
VA International Value Portfolio (inception August 27, 2010)
Beginning AUV	$16.099	$13.896	$16.759	$13.321	$12.209	$13.123	$14.134	$11.619	$9.932	$11.959
Ending AUV	$15.815	$16.099	$13.896	$16.759	$13.321	$12.209	$13.123	$14.134	$11.619	$9.932
Ending number of AUs (000s)	1,388	1,637	1,775	1,833	1,742	1,763	1,796	1,608	691	376
VA Short-Term Fixed Portfolio (inception August 27, 2010)
Beginning AUV	$10.829	$10.563	$10.379	$10.293	$10.212	$10.181	$10.167	$10.141	$10.056	$10.013
Ending AUV	$10.894	$10.829	$10.563	$10.379	$10.293	$10.212	$10.181	$10.167	$10.141	$10.056
Ending number of AUs (000s)	1,985	1,931	1,912	1,850	1,922	2,175	2,141	1,601	796	419
VA U.S. Large Value Portfolio (inception August 27, 2010)
Beginning AUV	$34.136	$27.138	$30.880	$25.932	$21.815	$22.584	$20.703	$14.702	$12.057	$12.484
Ending AUV	$33.667	$34.136	$27.138	$30.880	$25.932	$21.815	$22.584	$20.703	$14.702	$12.057
Ending number of AUs (000s)	989	1,144	1,231	1,291	1,361	1,375	1,443	1,175	777	356

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VA U.S. Targeted Value Portfolio (inception August 27, 2010)
Beginning AUV	$30.655	$25.012	$29.730	$27.085	$21.245	$22.417	$21.616	$14.946	$12.443	$13.036
Ending AUV	$31.876	$30.655	$25.012	$29.730	$27.085	$21.245	$22.417	$21.616	$14.946	$12.443
Ending number of AUs (000s)	676	793	804	839	877	877	943	961	494	272
DELAWARE VIP TRUST:
Small Cap Value Series (inception date July 31, 2015)
Beginning AUV	$14.577	$11.413	$13.741	$12.296	$9.380	$10.030	N/A	N/A	N/A	N/A
Ending AUV	$14.259	$14.577	$11.413	$13.741	$12.296	$9.380	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	696	670	528	483	645	20	N/A	N/A	N/A	N/A
EATON VANCE VARIABLE TRUST:
Floating-Rate Income Fund (inception May 3, 2010)
Beginning AUV	$14.274	$13.332	$13.336	$12.893	$11.838	$11.953	$11.885	$11.448	$10.673	$10.407
Ending AUV	$14.560	$14.274	$13.332	$13.336	$12.893	$11.838	$11.953	$11.885	$11.448	$10.673
Ending number of AUs (000s)	3,350	4,426	5,475	4,810	5,371	2,789	3,055	3,160	1,240	749
FEDERATED HERMES INSURANCE SERIES:
High Income Bond Fund II
Beginning AUV	$27.620	$24.113	$24.933	$23.315	$20.306	$20.842	$20.296	$18.970	$16.539	$15.727
Ending AUV	$29.164	$27.620	$24.113	$24.933	$23.315	$20.306	$20.842	$20.296	$18.970	$16.539
Ending number of AUs (000s)	487	525	385	497	392	309	312	508	614	122
Kaufmann Fund II (inception November 1, 2006)
Beginning AUV	$33.759	$25.284	$24.411	$19.075	$18.445	$17.376	$15.878	$11.368	$9.715	$11.230
Ending AUV	$43.374	$33.759	$25.284	$24.411	$19.075	$18.445	$17.376	$15.878	$11.368	$9.715
Ending number of AUs (000s)	161	153	143	100	80	147	49	52	36	44
Managed Volatility Fund II
Beginning AUV	$28.846	$23.993	$26.220	$22.199	$20.614	$22.299	$21.460	$17.628	$15.524	$14.817
Ending AUV	$29.115	$28.846	$23.993	$26.220	$22.199	$20.614	$22.299	$21.460	$17.628	$15.524
Ending number of AUs (000s)	286	307	385	362	382	801	789	519	171	63
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced Portfolio (inception November 19, 2010)
Beginning AUV	$22.561	$18.178	$19.022	$16.382	$15.314	$15.259	$13.869	$11.627	$10.126	$10.529
Ending AUV	$27.553	$22.561	$18.178	$19.022	$16.382	$15.314	$15.259	$13.869	$11.627	$10.126
Ending number of AUs (000s)	881	851	760	697	537	537	431	266	80	18
Contrafund Portfolio (inception November 19, 2010)
Beginning AUV	$28.322	$21.575	$23.109	$19.006	$17.643	$17.570	$15.736	$12.016	$10.346	$10.643
Ending AUV	$36.885	$28.322	$21.575	$23.109	$19.006	$17.643	$17.570	$15.736	$12.016	$10.346
Ending number of AUs (000s)	838	902	1,013	1,124	1,232	1,433	1,221	891	420	183
Disciplined Small Cap Portfolio (inception November 19, 2010)
Beginning AUV	$25.077	$20.326	$23.443	$21.952	$17.948	$18.348	$17.486	$12.675	$10.690	$10.862
Ending AUV	$29.621	$25.077	$20.326	$23.443	$21.952	$17.948	$18.348	$17.486	$12.675	$10.690
Ending number of AUs (000s)	284	182	126	104	116	60	46	28	17	25
Dynamic Capital Appreciation Portfolio (inception November 19, 2010)
Beginning AUV	$29.749	$22.916	$24.164	$19.566	$19.056	$18.866	$17.049	$12.332	$10.087	$10.862
Ending AUV	$39.668	$29.749	$22.916	$24.164	$19.566	$19.059	$18.866	$17.049	$12.332	$10.087
Ending number of AUs (000s)	2	2	2	2	2	2	2	17	22	0
Energy Portfolio (inception date May 1, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.679	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	46	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Equity-Income Portfolio (inception November 19, 2010)
Beginning AUV	$25.697	$20.217	$22.104	$19.622	$16.670	$17.408	$16.047	$12.554	$10.725	$10.655
Ending AUV	$27.352	$25.697	$20.217	$22.104	$19.622	$16.670	$17.408	$16.047	$12.554	$10.725
Ending number of AUs (000s)	277	157	123	213	136	129	175	153	68	25
Freedom Income Portfolio (inception May 1, 2016)
Beginning AUV	$12.042	$10.787	$11.038	$10.187	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.281	$12.042	$10.787	$11.038	$10.187	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	618	161	87	65	4	N/A	N/A	N/A	N/A	N/A
FundsManager 20% Portfolio Service (inception May 1, 2012)
Beginning AUV	$13.311	$12.084	$12.308	$11.483	$11.185	$11.204	$10.775	$10.217	$10.009	N/A
Ending AUV	$14.385	$13.311	$12.084	$12.308	$11.483	$11.185	$11.204	$10.775	$10.217	N/A
Ending number of AUs (000s)	1	1	1	1	1	2	2	2	1	N/A
FundsManager 50% Portfolio Service (inception May 1, 2012)
Beginning AUV	$16.432	$13.962	$14.755	$12.916	$12.410	$12.412	$11.826	$10.314	$10.019	N/A
Ending AUV	$18.714	$16.432	$13.962	$14.755	$12.916	$12.410	$12.412	$11.826	$10.314	N/A
Ending number of AUs (000s)	18	24	31	38	43	46	46	50	0	N/A
FundsManager 60% Portfolio Service (inception May 1, 2012)
Beginning AUV	$17.734	$14.747	$15.775	$13.510	$12.910	$12.875	$12.232	$10.332	$10.019	N/A
Ending AUV	$20.380	$17.734	$14.747	$15.775	$13.510	$12.910	$12.875	$12.232	$10.332	N/A
Ending number of AUs (000s)	39	53	54	55	57	58	70	124	0	N/A
FundsManager 70% Portfolio Service (inception May 1, 2012)
Beginning AUV	$18.758	$15.307	$16.580	$13.940	$13.294	$13.256	$12.612	$10.377	$10.031	N/A
Ending AUV	$21.748	$18.758	$15.307	$16.580	$13.940	$13.294	$13.256	$12.612	$10.377	N/A
Ending number of AUs (000s)	0	0	0	0	0	0	0	0	0	N/A
Growth Portfolio (inception November 19, 2010)
Beginning AUV	$35.547	$26.532	$26.647	$19.766	$19.658	$18.388	$16.564	$12.179	$10.646	$10.650
Ending AUV	$51.027	$35.547	$26.532	$26.647	$19.766	$19.658	$18.388	$16.564	$12.179	$10.646
Ending number of AUs (000s)	458	390	357	499	216	289	245	166	97	41
Growth & Income Portfolio (inception November 19, 2010)
Beginning AUV	$28.905	$22.289	$24.546	$21.049	$18.176	$18.649	$16.919	$12.697	$10.738	$10.594
Ending AUV	$31.100	$28.905	$22.289	$24.546	$21.049	$18.176	$18.649	$16.919	$12.697	$10.738
Ending number of AUs (000s)	84	100	132	139	144	119	109	79	58	4
Growth Opportunities Portfolio (inception November 19, 2010)
Beginning AUV	$44.686	$31.806	$28.345	$21.126	$21.112	$20.041	$17.903	$13.016	$10.909	$10.698
Ending AUV	$75.175	$44.686	$31.806	$28.345	$21.126	$21.112	$20.041	$17.903	$13.016	$10.909
Ending number of AUs (000s)	649	686	247	139	61	70	47	74	47	1
High Income Portfolio (inception November 19, 2010)
Beginning AUV	$16.469	$14.350	$14.890	$13.927	$12.199	$12.689	$12.576	$11.898	$10.439	$10.065
Ending AUV	$16.868	$16.469	$14.350	$14.890	$13.927	$12.199	$12.689	$12.576	$11.898	$10.439
Ending number of AUs (000s)	594	937	280	484	615	272	834	469	751	441
International Capital Appreciation Portfolio (inception November 19, 2010)
Beginning AUV	$22.048	$16.586	$19.060	$14.005	$14.465	$14.049	$13.678	$11.262	$8.975	$10.285
Ending AUV	$26.879	$22.048	$16.586	$19.060	$14.005	$14.465	$14.049	$13.678	$11.262	$8.975
Ending number of AUs (000s)	1,083	890	805	584	402	206	143	174	130	18
Investment Grade Bond Portfolio (inception November 19, 2010)
Beginning AUV	$13.603	$12.434	$12.533	$12.051	$11.535	$11.634	$11.015	$11.248	$10.651	$9.951
Ending AUV	$14.850	$13.603	$12.434	$12.533	$12.051	$11.535	$11.634	$11.015	$11.248	$10.651
Ending number of AUs (000s)	5,735	3,102	2,014	1,938	1,372	1,159	1,006	133	545	312
Mid Cap Portfolio (inception November 19, 2010)
Beginning AUV	$21.189	$17.203	$20.185	$16.746	$14.962	$15.210	$14.344	$10.557	$9.215	$10.337
Ending AUV	$24.975	$21.189	$17.203	$20.185	$16.746	$14.962	$15.210	$14.344	$10.557	$9.215
Ending number of AUs (000s)	310	312	338	344	281	288	250	187	90	57

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Overseas Portfolio (inception November 19, 2010)
Beginning AUV	$16.714	$13.109	$15.433	$11.873	$12.533	$12.133	$13.230	$10.164	$8.444	$10.215
Ending AUV	$19.277	$16.714	$13.109	$15.433	$11.873	$12.533	$12.133	$13.230	$10.164	$8.444
Ending number of AUs (000s)	405	488	480	716	616	506	260	272	55	41
Real Estate Portfolio (inception November 19, 2010)
Beginning AUV	$23.275	$18.930	$20.236	$19.501	$18.491	$17.867	$13.766	$13.547	$11.452	$10.625
Ending AUV	$21.694	$23.275	$18.930	$20.236	$19.501	$18.491	$17.867	$13.766	$13.547	$11.452
Ending number of AUs (000s)	353	496	522	528	547	507	572	332	222	187
Strategic Income Portfolio (inception November 19, 2010)
Beginning AUV	$14.559	$13.157	$13.540	$12.590	$11.655	$11.885	$11.497	$11.493	$10.427	$9.982
Ending AUV	$15.602	$14.559	$13.157	$13.540	$12.590	$11.655	$11.885	$11.497	$11.493	$10.427
Ending number of AUs (000s)	2,486	2,268	2,138	2,403	1,885	1,616	1,150	768	568	648
Target Volatility Portfolio (inception May 1, 2013)
Beginning AUV	$15.597	$13.146	$13.984	$12.025	$11.446	$11.601	$10.971	$9.933	N/A	N/A
Ending AUV	$17.000	$15.597	$13.146	$13.984	$12.025	$11.446	$11.601	$10.971	N/A	N/A
Ending number of AUs (000s)	22	22	33	38	41	46	31	11	N/A	N/A
Value Portfolio (inception November 19, 2010)
Beginning AUV	$26.533	$20.120	$23.418	$20.299	$18.172	$18.350	$16.516	$12.495	$10.365	$10.650
Ending AUV	$28.131	$26.533	$20.120	$23.418	$20.299	$18.172	$18.350	$16.516	$12.495	$10.365
Ending number of AUs (000s)	109	137	116	158	169	171	164	68	15	2
Value Strategies Portfolio (inception November 19, 2010)
Beginning AUV	$24.095	$17.968	$21.779	$18.289	$16.737	$17.890	$16.231	$12.468	$9.812	$10.787
Ending AUV	$26.028	$24.095	$17.968	$21.779	$18.289	$16.737	$17.289	$16.231	$12.468	$9.812
Ending number of AUs (000s)	1	1	1	2	3	6	10	23	16	1
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable Fund (inception November 14, 2008)
Beginning AUV	$23.258	$19.814	$22.151	$19.333	$18.383	$18.050	$18.274	$16.137	$14.053	$14.997
Ending AUV	$24.851	$23.258	$19.814	$22.151	$19.333	$18.383	$18.050	$18.274	$16.137	$14.053
Ending number of AUs (000s)	1,728	2,199	2,218	2,116	1,696	1,337	1,161	949	662	526
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate II Fund (inception November 14, 2008)
Beginning AUV	$25.896	$21.161	$22.699	$20.547	$20.436	$20.320	$17.668	$17.268	$13.553	$14.365
Ending AUV	$24.501	$25.896	$21.161	$22.699	$20.547	$20.436	$20.320	$17.668	$17.268	$13.553
Ending number of AUs (000s)	114	123	156	176	179	231	159	149	116	86
Income II Fund (inception November 14, 2008)
Beginning AUV	$27.307	$23.529	$24.587	$22.418	$19.661	$21.154	$20.220	$17.746	$15.753	$15.386
Ending AUV	$27.497	$27.307	$23.529	$24.587	$22.418	$19.661	$21.154	$20.220	$17.746	$15.753
Ending number of AUs (000s)	770	860	801	813	662	712	992	683	438	323
Mutual Shares II Fund (inception November 14, 2008)
Beginning AUV	$28.666	$23.387	$25.719	$23.737	$20.453	$21.515	$20.085	$15.659	$13.707	$13.851
Ending AUV	$27.220	$28.666	$23.387	$25.719	$23.737	$20.453	$21.515	$20.085	$15.659	$13.707
Ending number of AUs (000s)	90	101	153	175	200	173	140	204	170	161
Rising Dividends Fund (inception July 31, 2015)
Beginning AUV	$16.553	$12.808	$13.493	$11.192	$9.645	$9.980	N/A	N/A	N/A	N/A
Ending AUV	$19.196	$16.553	$12.808	$13.493	$11.192	$9.645	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	393	490	449	354	367	4	N/A	N/A	N/A	N/A
Strategic Income II Fund (inception November 14, 2008)
Beginning AUV	$20.054	$18.559	$18.964	$18.137	$16.803	$17.479	$17.160	$16.609	$14.731	$14.361
Ending AUV	$20.741	$20.054	$18.559	$18.964	$18.137	$16.803	$17.479	$17.160	$16.609	$14.731
Ending number of AUs (000s)	762	672	683	787	815	849	950	719	377	189

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Templeton Global Bond II Fund (inception November 14, 2008)
Beginning AUV	$17.982	$17.628	$17.292	$16.966	$16.481	$17.223	$16.913	$16.642	$14.463	$14.590
Ending AUV	$17.033	$17.982	$17.628	$17.292	$16.966	$16.481	$17.223	$16.913	$16.642	$14.463
Ending number of AUs (000s)	1,408	2,488	2,454	2,332	2,178	2,690	2,724	2,244	1,282	902
U.S. Government Securities II Fund (inception November 14, 2008)
Beginning AUV	$13.295	$12.634	$12.592	$12.425	$12.343	$12.285	$11.883	$12.155	$11.930	$11.289
Ending AUV	$13.804	$13.295	$12.634	$12.592	$12.425	$12.343	$12.285	$11.883	$12.155	$11.930
Ending number of AUs (000s)	711	739	444	393	395	727	642	340	732	495
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Global Trends Allocation Fund (inception date November 15, 2013)
Beginning AUV	$12.636	$11.288	$11.800	$10.432	$9.998	$10.616	$10.213	$10.043	N/A	N/A
Ending AUV	$13.155	$12.636	$11.288	$11.800	$10.432	$9.998	$10.616	$10.213	N/A	N/A
Ending number of AUs (000s)	13	13	13	13	13	16	26	1	N/A	N/A
Multi-Strategy Alternatives Fund (inception May 1, 2014)
Beginning AUV	$9.980	$9.189	$9.891	$9.407	$9.381	$9.863	$9.990	N/A	N/A	N/A
Ending AUV	$10.637	$9.980	$9.189	$9.891	$9.407	$9.381	$9.863	N/A	N/A	N/A
Ending number of AUs (000s)	351	240	238	485	141	140	85	N/A	N/A	N/A
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Floating Rate Strategies Fund (Series F) (inception May 1, 2013)
Beginning AUV	$12.670	$11.775	$11.871	$11.473	$10.568	$10.492	$10.248	$9.996	N/A	N/A
Ending AUV	$12.671	$12.670	$11.775	$11.871	$11.473	$10.568	$10.492	$10.248	N/A	N/A
Ending number of AUs (000s)	1,302	1,692	2,660	2,404	1,986	1,487	999	1,498	N/A	N/A
Global Managed Futures Strategy Fund (inception November 14, 2008)
Beginning AUV	$7.459	$6.898	$7.582	$6.975	$8.183	$8.311	$7.415	$7.228	$8.140	$8.909
Ending AUV	$7.653	$7.459	$6.898	$7.582	$6.975	$8.183	$8.311	$7.415	$7.228	$8.140
Ending number of AUs (000s)	500	423	424	376	353	444	318	257	211	216
High Yield Fund (Series P) (inception November 19, 2010)
Beginning AUV	$16.467	$14.741	$15.375	$14.473	$12.315	$12.822	$12.508	$11.648	$10.140	$10.144
Ending AUV	$17.231	$16.467	$14.741	$15.375	$14.473	$12.315	$12.822	$12.508	$11.648	$10.140
Ending number of AUs (000s)	473	548	432	872	1,558	54	58	578	434	32
Long Short Equity Fund
Beginning AUV	$17.337	$16.427	$18.867	$16.428	$16.321	$16.118	$15.679	$13.349	$12.783	$13.680
Ending AUV	$18.191	$17.337	$16.427	$18.867	$16.428	$16.321	$16.118	$15.679	$13.349	$12.783
Ending number of AUs (000s)	67	128	146	159	113	155	64	13	15	21
Multi-Hedge Strategies Fund (inception February 3, 2006)
Beginning AUV	$10.649	$10.140	$10.683	$10.304	$10.354	$10.166	$9.714	$9.556	$9.348	$9.042
Ending AUV	$11.436	$10.649	$10.140	$10.683	$10.304	$10.354	$10.166	$9.714	$9.556	$9.348
Ending number of AUs (000s)	320	219	226	298	478	573	437	384	294	136
Rydex Banking Fund
Beginning AUV	$10.135	$7.894	$9.768	$8.684	$6.824	$7.173	$6.936	$5.369	$4.322	$5.558
Ending AUV	$9.277	$10.135	$7.894	$9.768	$8.684	$6.824	$7.173	$6.936	$5.369	$4.322
Ending number of AUs (000s)	139	184	284	388	826	217	100	231	438	126
Rydex Basic Materials Fund
Beginning AUV	$23.910	$19.690	$23.850	$19.641	$15.009	$18.148	$18.483	$18.255	$16.487	$19.736
Ending AUV	$28.632	$23.910	$19.690	$23.850	$19.641	$15.009	$18.148	$18.483	$18.255	$16.487
Ending number of AUs (000s)	50	39	36	223	167	34	49	29	107	23
Rydex Biotechnology Fund
Beginning AUV	$56.014	$44.930	$49.616	$38.331	$47.712	$43.985	$33.148	$21.497	$15.808	$14.295
Ending AUV	$67.952	$56.014	$44.930	$49.616	$38.331	$47.712	$43.985	$33.148	$21.497	$15.808
Ending number of AUs (000s)	52	53	61	110	69	132	122	107	73	59

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Rydex Commodities Strategy Fund (inception October 21, 2005)
Beginning AUV	$2.804	$2.433	$2.866	$2.744	$2.486	$3.755	$5.690	$5.879	$5.963	$6.387
Ending AUV	$2.167	$2.804	$2.433	$2.866	$2.744	$2.486	$3.755	$5.690	$5.879	$5.963
Ending number of AUs (000s)	856	521	469	668	277	181	230	226	24	187
Rydex Consumer Products Fund
Beginning AUV	$34.038	$27.825	$31.663	$28.390	$26.932	$25.354	$22.512	$17.553	$16.097	$14.149
Ending AUV	$36.617	$34.038	$27.825	$31.663	$28.390	$26.932	$25.354	$22.512	$17.553	$16.097
Ending number of AUs (000s)	150	256	187	145	135	322	421	48	82	273
Rydex Dow 2X Strategy Fund
Beginning AUV	$60.450	$40.992	$47.792	$30.150	$23.064	$24.080	$20.616	$12.671	$10.817	$9.915
Ending AUV	$61.497	$60.450	$40.992	$47.792	$30.150	$23.064	$24.080	$20.616	$12.671	$10.817
Ending number of AUs (000s)	21	40	57	178	125	91	104	117	780	147
Rydex Electronics Fund
Beginning AUV	$37.302	$23.419	$26.828	$20.470	$16.464	$16.124	$13.031	$9.649	$9.548	$11.433
Ending AUV	$58.178	$37.302	$23.419	$26.828	$20.470	$16.464	$16.124	$13.031	$9.649	$9.548
Ending number of AUs (000s)	64	101	30	109	73	11	72	11	56	1
Rydex Energy Fund
Beginning AUV	$11.262	$10.544	$14.150	$15.096	$11.491	$16.469	$20.238	$16.391	$16.007	$17.001
Ending AUV	$7.414	$11.262	$10.544	$14.150	$15.096	$11.491	$16.469	$20.238	$16.391	$16.007
Ending number of AUs (000s)	178	316	157	163	225	61	39	63	41	68
Rydex Energy Services Fund
Beginning AUV	$5.571	$5.575	$10.258	$12.608	$10.238	$14.990	$21.213	$17.123	$17.054	$18.801
Ending AUV	$3.491	$5.571	$5.575	$10.258	$12.608	$10.238	$14.990	$21.213	$17.123	$17.054
Ending number of AUs (000s)	302	169	30	45	67	41	23	43	42	43
Rydex Europe 1.25X Strategy Fund
Beginning AUV	$11.521	$8.971	$11.072	$8.609	$9.118	$9.824	$11.226	$9.061	$7.448	$8.776
Ending AUV	$11.548	$11.521	$8.971	$11.072	$8.609	$9.118	$9.824	$11.226	$9.061	$7.448
Ending number of AUs (000s)	68	124	31	82	38	51	46	120	104	8
Rydex Financial Services Fund
Beginning AUV	$16.422	$12.822	$14.617	$12.647	$10.919	$11.373	$10.102	$7.920	$6.455	$7.588
Ending AUV	$16.405	$16.422	$12.822	$14.617	$12.647	$10.919	$11.373	$10.102	$7.920	$6.455
Ending number of AUs (000s)	182	207	77	429	319	336	91	68	344	72
Rydex Government Long Bond 1.2X Strategy Fund
Beginning AUV	$21.485	$18.397	$19.430	$17.723	$17.780	$18.733	$13.909	$17.014	$16.516	$11.671
Ending AUV	$26.203	$21.485	$18.397	$19.430	$17.723	$17.780	$18.733	$13.909	$17.014	$16.516
Ending number of AUs (000s)	150	110	219	111	272	137	458	96	127	470
Rydex Health Care Fund
Beginning AUV	$37.946	$30.959	$30.578	$24.888	$27.561	$26.366	$21.158	$14.920	$12.734	$12.164
Ending AUV	$45.034	$37.946	$30.959	$30.578	$24.888	$27.561	$26.366	$21.158	$14.920	$12.734
Ending number of AUs (000s)	72	56	63	100	53	217	236	108	65	112
Rydex High Yield Strategy Fund (inception date October 31, 2014)
Beginning AUV	$13.418	$11.787	$11.890	$11.126	$9.968	$10.040	$10.028	N/A	N/A	N/A
Ending AUV	$13.356	$13.418	$11.787	$11.890	$11.126	$9.968	$10.040	N/A	N/A	N/A
Ending number of AUs (000s)	445	152	60	66	79	7	0	N/A	N/A	N/A
Rydex Internet Fund
Beginning AUV	$48.082	$38.323	$39.590	$29.554	$28.298	$26.115	$25.613	$16.937	$14.194	$16.115
Ending AUV	$77.031	$48.082	$38.323	$39.590	$29.554	$28.298	$26.115	$25.613	$16.937	$14.194
Ending number of AUs (000s)	43	28	31	33	78	135	35	103	28	23
Rydex Inverse Dow 2X Strategy Fund
Beginning AUV	$0.260	$0.407	$0.401	$0.657	$0.934	$1.015	$1.298	$2.313	$2.982	$4.089
Ending AUV	$0.141	$0.260	$0.407	$0.401	$0.657	$0.934	$1.015	$1.298	$2.313	$2.982
Ending number of AUs (000s)	6,775	398	726	228	315	785	86	115	24	71

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Rydex Inverse Government Long Bond Strategy Fund
Beginning AUV	$3.337	$3.848	$3.708	$4.069	$4.193	$4.244	$5.653	$4.904	$5.228	$7.515
Ending AUV	$2.633	$3.337	$3.848	$3.708	$4.069	$4.193	$4.244	$5.653	$4.904	$5.228
Ending number of AUs (000s)	633	309	549	622	214	211	217	613	245	40
Rydex Inverse Mid-Cap Strategy Fund
Beginning AUV	$1.596	$2.003	$1.806	$2.089	$2.584	$2.613	$2.955	$4.079	$4.996	$5.392
Ending AUV	$1.199	$1.596	$2.003	$1.806	$2.089	$2.584	$2.613	$2.955	$4.079	$4.996
Ending number of AUs (000s)	0	13	123	10	13	10	14	6	8	9
Rydex Inverse NASDAQ-100® Strategy Fund
Beginning AUV	$0.955	$1.326	$1.364	$1.810	$2.000	$2.295	$2.821	$3.976	$4.887	$5.434
Ending AUV	$0.592	$0.955	$1.326	$1.364	$1.810	$2.000	$2.295	$2.821	$3.976	$4.887
Ending number of AUs (000s)	181	53	3,144	46	335	118	71	48	195	138
Rydex Inverse Russell 2000® Strategy Fund
Beginning AUV	$1.425	$1.795	$1.616	$1.867	$2.342	$2.340	$2.567	$3.712	$4.536	$4.910
Ending AUV	$0.986	$1.425	$1.795	$1.616	$1.867	$2.342	$2.340	$2.567	$3.712	$4.536
Ending number of AUs (000s)	50	90	1,320	77	166	1,322	60	41	27	211
Rydex Inverse S&P 500 Strategy Fund
Beginning AUV	$1.959	$2.542	$2.445	$2.958	$3.362	$3.518	$4.112	$5.596	$6.740	$7.410
Ending AUV	$1.469	$1.959	$2.542	$2.445	$2.958	$3.362	$3.518	$4.112	$5.596	$6.740
Ending number of AUs (000s)	269	176	676	139	134	404	106	233	101	45
Rydex Japan 2X Strategy Fund
Beginning AUV	$26.736	$19.230	$24.957	$16.605	$15.254	$13.620	$16.101	$10.321	$8.594	$12.094
Ending AUV	$37.554	$26.736	$19.230	$24.957	$16.605	$15.254	$13.620	$16.101	$10.321	$8.594
Ending number of AUs (000s)	11	4	6	106	12	14	26	28	39	2
Rydex Leisure Fund
Beginning AUV	$31.217	$24.147	$27.895	$23.224	$21.197	$21.133	$19.661	$13.806	$11.380	$11.107
Ending AUV	$37.777	$31.217	$24.147	$27.895	$23.224	$21.197	$21.133	$19.661	$13.806	$11.380
Ending number of AUs (000s)	183	98	10	157	167	193	102	194	49	48
Rydex Mid Cap 1.5X Strategy Fund
Beginning AUV	$42.243	$31.037	$38.505	$31.447	$24.257	$25.669	$22.932	$15.265	$12.278	$13.286
Ending AUV	$46.759	$42.243	$31.037	$38.505	$31.447	$24.257	$25.669	$22.932	$15.265	$12.278
Ending number of AUs (000s)	2	9	10	8	35	2	53	190	49	20
Rydex NASDAQ-100® Fund
Beginning AUV	$57.128	$41.742	$42.510	$32.421	$30.592	$28.263	$24.064	$17.876	$15.309	$14.984
Ending AUV	$82.812	$57.128	$41.742	$42.510	$32.421	$30.592	$28.263	$24.064	$17.876	$15.309
Ending number of AUs (000s)	341	307	171	318	202	571	512	254	100	177
Rydex NASDAQ-100® 2X Strategy Fund
Beginning AUV	$160.244	$88.777	$97.887	$57.756	$52.699	$45.975	$33.663	$18.679	$13.927	$14.022
Ending AUV	$299.441	$160.244	$88.777	$97.887	$57.756	$52.699	$45.975	$33.663	$18.679	$13.927
Ending number of AUs (000s)	189	274	223	243	343	270	263	200	43	149
Rydex Nova Fund
Beginning AUV	$41.742	$28.780	$32.092	$24.353	$21.044	$21.196	$17.874	$11.997	$9.814	$9.930
Ending AUV	$50.104	$41.742	$28.780	$32.092	$24.353	$21.044	$21.196	$17.874	$11.997	$9.814
Ending number of AUs (000s)	496	333	473	769	444	342	454	542	179	194
Rydex Precious Metals Fund
Beginning AUV	$13.573	$8.918	$10.694	$9.987	$6.034	$8.665	$10.484	$19.451	$20.282	$26.742
Ending AUV	$18.229	$13.573	$8.918	$10.694	$9.987	$6.034	$8.665	$10.484	$19.451	$20.282
Ending number of AUs (000s)	195	297	287	1,055	312	249	156	151	240	199
Rydex Real Estate Fund
Beginning AUV	$21.695	$17.435	$18.814	$17.640	$16.015	$16.429	$13.577	$13.062	$11.037	$10.793
Ending AUV	$20.433	$21.695	$17.435	$18.814	$17.640	$16.015	$16.429	$13.577	$13.062	$11.037
Ending number of AUs (000s)	26	49	259	75	84	102	269	93	129	143

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Rydex Retailing Fund
Beginning AUV	$31.341	$25.178	$26.019	$23.062	$22.993	$23.303	$21.446	$15.793	$13.525	$12.844
Ending AUV	$45.027	$31.341	$25.178	$26.019	$23.062	$22.993	$23.303	$21.446	$15.793	$13.525
Ending number of AUs (000s)	68	14	95	129	75	148	39	94	35	71
Rydex Russell 2000® 1.5X Strategy Fund
Beginning AUV	$33.717	$24.908	$30.967	$25.803	$19.786	$21.761	$20.866	$13.160	$10.778	$12.273
Ending AUV	$40.474	$33.717	$24.908	$30.967	$25.803	$19.786	$21.761	$20.866	$13.160	$10.778
Ending number of AUs (000s)	53	2	19	24	34	27	66	95	22	48
Rydex Russell 2000® 2X Strategy Fund (inception November 1, 2006)
Beginning AUV	$20.707	$14.072	$19.070	$15.104	$10.936	$12.592	$11.972	$6.446	$4.990	$6.189
Ending AUV	$24.269	$20.707	$14.072	$19.070	$15.104	$10.936	$12.592	$11.972	$6.446	$4.990
Ending number of AUs (000s)	164	116	33	136	172	58	173	70	85	49
Rydex S&P 500 2X Strategy Fund
Beginning AUV	$50.687	$31.189	$36.868	$25.694	$21.340	$21.700	$17.408	$10.318	$7.975	$8.303
Ending AUV	$59.861	$50.687	$31.189	$36.868	$25.694	$21.340	$21.700	$17.408	$10.318	$7.975
Ending number of AUs (000s)	347	334	179	109	125	367	452	94	55	564
Rydex S&P 500 Pure Growth Fund
Beginning AUV	$35.588	$28.111	$29.789	$23.947	$23.345	$23.096	$20.544	$14.538	$12.830	$12.971
Ending AUV	$45.313	$35.588	$28.111	$29.789	$23.947	$23.345	$23.096	$20.544	$14.538	$12.830
Ending number of AUs (000s)	138	188	183	173	154	255	211	172	134	231
Rydex S&P 500 Pure Value Fund
Beginning AUV	$28.598	$23.199	$26.763	$23.099	$19.676	$21.713	$19.571	$13.473	$11.023	$11.383
Ending AUV	$25.578	$28.598	$23.199	$26.763	$23.099	$19.676	$21.713	$19.571	$13.473	$11.023
Ending number of AUs (000s)	184	107	157	265	162	182	367	403	163	59
Rydex S&P 500 MidCap 400 Pure Growth Fund
Beginning AUV	$32.004	$27.730	$32.558	$27.415	$26.694	$26.346	$26.762	$19.964	$17.202	$17.316
Ending AUV	$41.754	$32.004	$27.730	$32.558	$27.415	$26.694	$26.346	$26.762	$19.964	$17.202
Ending number of AUs (000s)	168	35	56	64	59	159	131	132	67	159
Rydex S&P 500 MidCap 400 Pure Value Fund
Beginning AUV	$26.766	$21.857	$26.977	$23.842	$18.498	$20.988	$19.666	$14.481	$12.379	$13.332
Ending AUV	$28.751	$26.766	$21.857	$26.977	$23.842	$18.498	$20.988	$19.666	$14.481	$12.379
Ending number of AUs (000s)	242	34	39	148	140	76	100	45	68	42
Rydex S&P 500 SmallCap 600 Pure Growth Fund
Beginning AUV	$30.748	$27.314	$30.025	$25.865	$21.792	$21.874	$21.874	$15.480	$13.995	$13.520
Ending AUV	$35.594	$30.748	$27.314	$30.025	$25.865	$21.792	$21.874	$21.874	$15.480	$13.995
Ending number of AUs (000s)	159	116	77	84	182	104	153	198	40	252
Rydex S&P 500 SmallCap 600 Pure Value Fund
Beginning AUV	$21.027	$17.424	$21.938	$21.999	$16.699	$19.315	$19.065	$13.348	$11.088	$12.245
Ending AUV	$19.772	$21.027	$17.424	$21.938	$21.999	$16.699	$19.315	$19.065	$13.348	$11.088
Ending number of AUs (000s)	117	143	95	209	196	99	79	198	98	62
Rydex Strengthening Dollar 2X Strategy Fund (inception October 21, 2005)
Beginning AUV	$8.769	$8.382	$7.496	$9.102	$8.507	$7.505	$6.105	$6.292	$6.713	$7.012
Ending AUV	$7.538	$8.769	$8.382	$7.496	$9.102	$8.507	$7.505	$6.105	$6.292	$6.713
Ending number of AUs (000s)	83	64	229	26	290	101	287	55	51	474
Rydex Technology Fund
Beginning AUV	$40.225	$28.785	$29.221	$22.032	$19.836	$19.618	$17.793	$13.142	$11.735	$12.924
Ending AUV	$60.036	$40.225	$28.785	$29.221	$22.032	$19.836	$19.618	$17.793	$13.142	$11.735
Ending number of AUs (000s)	64	149	119	216	209	202	47	210	74	50
Rydex Telecommunications Fund
Beginning AUV	$16.107	$14.227	$15.023	$14.192	$12.088	$12.960	$12.630	$10.752	$10.254	$11.979
Ending AUV	$17.636	$16.107	$14.227	$15.023	$14.192	$12.088	$12.960	$12.630	$10.752	$10.254
Ending number of AUs (000s)	104	89	78	132	184	30	21	6	38	18

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Rydex Transportation Fund
Beginning AUV	$30.413	$24.879	$31.119	$25.503	$22.095	$25.718	$20.942	$13.903	$11.823	$13.302
Ending AUV	$42.768	$30.413	$24.879	$31.119	$25.503	$22.095	$25.718	$20.942	$13.903	$11.823
Ending number of AUs (000s)	80	47	12	102	155	58	187	178	147	55
Rydex U. S. Government Money Market Fund
Beginning AUV	$11.249	$11.152	$11.088	$11.086	$11.086	$11.086	$11.086	$11.086	$11.085	$11.085
Ending AUV	$11.257	$11.249	$11.152	$11.088	$11.086	$11.086	$11.086	$11.086	$11.086	$11.085
Ending number of AUs (000s)	92	144	157	194	228	250	298	578	744	4,973
Rydex Utilities Fund
Beginning AUV	$30.106	$25.296	$24.374	$21.955	$18.872	$20.372	$16.577	$14.589	$14.428	$12.407
Ending AUV	$28.561	$30.106	$25.296	$24.374	$21.955	$18.872	$20.372	$16.577	$14.589	$14.428
Ending number of AUs (000s)	138	150	372	182	189	229	445	58	172	408
Rydex Weakening Dollar 2X Strategy Fund (inception October 21, 2005)
Beginning AUV	$6.617	$6.954	$7.869	$6.595	$7.225	$8.686	$11.124	$11.446	$11.358	$11.792
Ending AUV	$7.258	$6.617	$6.954	$7.869	$6.595	$7.225	$8.686	$11.124	$11.446	$11.358
Ending number of AUs (000s)	160	25	18	17	18	46	2	1	8	9
Large Cap Value Fund (Series B) (inception November 19, 2010)
Beginning AUV	$25.017	$20.537	$22.699	$19.600	$16.144	$17.009	$15.538	$11.775	$10.185	$10.596
Ending AUV	$25.569	$25.017	$20.537	$22.699	$19.600	$16.144	$17.009	$15.538	$11.775	$10.185
Ending number of AUs (000s)	1	1	2	2	2	2	3	3	3	—
Small Cap Value Fund (Series Q) (inception November 19, 2010)
Beginning AUV	$22.039	$17.979	$20.587	$19.852	$15.681	$16.792	$17.027	$12.447	$10.415	$10.919
Ending AUV	$21.825	$22.039	$17.979	$20.587	$19.852	$15.681	$16.792	$17.027	$12.447	$10.415
Ending number of AUs (000s)	39	29	36	40	77	43	47	57	54	13
StylePlus Large Growth Fund (Series Y) (inception November 19, 2010)
Beginning AUV	$31.715	$23.682	$24.575	$18.889	$17.374	$16.469	$14.292	$11.142	$10.063	$10.518
Ending AUV	$43.726	$31.715	$23.682	$24.575	$18.889	$17.374	$16.469	$14.292	$11.142	$10.063
Ending number of AUs (000s)	30	58	47	56	62	77	66	53	54	—
StylePlus Mid Growth Fund (Series J) (inception November 19, 2010)
Beginning AUV	$28.981	$21.839	$23.509	$18.857	$17.355	$17.369	$15.364	$11.772	$10.166	$10.626
Ending AUV	$38.286	$28.981	$21.839	$23.509	$18.857	$17.355	$17.369	$15.364	$11.772	$10.166
Ending number of AUs (000s)	52	51	59	61	55	54	47	40	35	29
StylePlus Small Growth Fund (Series X) (inception November 19, 2010)
Beginning AUV	$28.421	$22.614	$25.212	$20.601	$18.158	$18.396	$16.908	$11.963	$10.724	$10.938
Ending AUV	$37.465	$28.421	$22.614	$25.212	$20.601	$18.158	$18.396	$16.908	$11.963	$10.724
Ending number of AUs (000s)	0	0	0	0	0	0	0	1	3	4
U.S. Total Return Bond Fund (Series E) (inception November 19, 2010)
Beginning AUV	$14.782	$14.147	$13.988	$13.107	$12.269	$12.130	$11.221	$11.031	$10.420	$9.908
Ending AUV	$16.882	$14.782	$14.147	$13.988	$13.107	$12.269	$12.130	$11.221	$11.031	$10.420
Ending number of AUs (000s)	5,012	3,693	3,457	3,294	2,588	2,305	1,393	199	6	5
World Equity Income Fund (Series D) (inception November 19, 2010)
Beginning AUV	$17.882	$14.730	$16.040	$13.941	$12.630	$12.715	$12.109	$10.151	$8.708	$10.343
Ending AUV	$19.071	$17.882	$14.730	$16.040	$13.941	$12.630	$12.715	$12.109	$10.151	$8.708
Ending number of AUs (000s)	5	6	13	14	14	23	26	10	70	3
INVESCO VARIABLE INSURANCE FUNDS:
Invesco Oppenheimer. V.I. International Growth Fund
Beginning AUV	$18.753	$14.656	$18.218	$14.408	$14.810	$14.364	$15.471	$12.307	$10.114	$10.000
Ending AUV	$22.699	$18.753	$14.656	$18.218	$14.408	$14.810	$14.364	$15.471	$12.307	$10.114
Ending number of AUs (000s)	738	1,068	972	1,035	892	801	618	406	65	—

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Balanced Risk Allocation Fund (inception May 1, 2012)
Beginning AUV	$13.973	$12.163	$13.038	$11.871	$10.645	$11.135	$10.533	$10.386	$10.008	N/A
Ending AUV	$15.369	$13.973	$12.163	$13.038	$11.871	$10.645	$11.135	$10.533	$10.386	N/A
Ending number of AUs (000s)	529	628	607	275	282	214	445	449	314	N/A
Comstock Fund (inception November 19, 2010)
Beginning AUV	$26.174	$20.889	$23.782	$20.180	$17.204	$18.298	$16.728	$12.303	$10.318	$10.512
Ending AUV	$25.951	$26.174	$20.889	$23.782	$20.180	$17.204	$18.298	$16.728	$12.303	$10.318
Ending number of AUs (000s)	120	142	175	118	115	170	238	211	25	16
Conservative Balanced Fund (inception November 18, 2011)
Beginning AUV	$17.540	$14.964	$15.840	$14.540	$13.852	$13.774	$12.752	$11.302	$10.081	$9.991
Ending AUV	$20.099	$17.540	$14.964	$15.840	$14.540	$13.852	$13.774	$12.752	$11.302	$10.081
Ending number of AUs (000s)	2	2	8	8	8	8	9	10	9	—
Core Bond Fund
Beginning AUV	$13.848	$12.676	$12.844	$12.305	$11.941	$11.857	$11.089	$11.132	$10.104	$9.987
Ending AUV	$15.154	$13.848	$12.676	$12.844	$12.305	$11.941	$11.857	$11.089	$11.132	$10.104
Ending number of AUs (000s)	454	291	171	237	141	342	161	31	235	1
Core Equity Fund (inception April 28, 2006)
Beginning AUV	$25.442	$19.728	$21.774	$19.239	$17.448	$18.517	$17.122	$13.247	$11.632	$11.640
Ending AUV	$28.966	$25.442	$19.728	$21.774	$19.239	$17.448	$18.517	$17.122	$13.247	$11.632
Ending number of AUs (000s)	45	82	53	84	95	46	63	58	65	69
Core Plus Bond Fund (inception May 1, 2016)
Beginning AUV	$11.812	$10.636	$10.894	$10.244	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.961	$11.812	$10.636	$10.894	$10.244	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	1,503	976	412	530	43	N/A	N/A	N/A	N/A	N/A
Diversified Dividend Fund (inception April 29, 2011)
Beginning AUV	$23.819	$19.041	$20.601	$18.975	$16.527	$16.192	$14.351	$10.952	$9.225	$9.993
Ending AUV	$23.853	$23.819	$19.041	$20.601	$18.975	$16.527	$16.192	$14.351	$10.952	$9.225
Ending number of AUs (000s)	469	739	772	835	1,090	405	321	220	119	52
Equity and Income Fund (inception November 19, 2010)
Beginning AUV	$21.513	$17.873	$19.750	$17.788	$15.451	$15.814	$14.503	$11.586	$10.291	$10.423
Ending AUV	$23.653	$21.513	$17.873	$19.750	$17.788	$15.451	$15.814	$14.503	$11.586	$10.291
Ending number of AUs (000s)	310	586	656	474	513	381	386	171	38	13
Global Fund
Beginning AUV	$25.330	$19.269	$22.249	$16.321	$16.347	$15.768	$15.450	$12.167	$10.059	$9.993
Ending AUV	$32.255	$25.330	$19.269	$22.249	$16.321	$16.347	$15.768	$15.450	$12.167	$10.059
Ending number of AUs (000s)	548	672	602	662	585	518	296	270	71	1
Global Real Estate Fund
Beginning AUV	$24.981	$20.310	$21.641	$19.143	$18.761	$19.043	$16.614	$16.175	$12.625	$13.504
Ending AUV	$21.904	$24.981	$20.310	$21.641	$19.143	$18.761	$19.043	$16.614	$16.175	$12.625
Ending number of AUs (000s)	797	890	787	681	553	500	402	269	239	158
Global Strategic Income Fund
Beginning AUV	$13.453	$12.163	$12.741	$12.016	$11.308	$11.597	$11.315	$11.356	$10.037	$10.000
Ending AUV	$13.856	$13.453	$12.163	$12.741	$12.016	$11.308	$11.597	$11.315	$11.356	$10.037
Ending number of AUs (000s)	85	193	183	179	154	124	115	43	973	1
Government Money Market Fund (inception May 1, 2012)
Beginning AUV	$10.424	$10.231	$10.074	$10.018	$10.008	$10.007	$10.005	$10.002	$10.000	N/A
Ending AUV	$10.455	$10.424	$10.231	$10.074	$10.018	$10.008	$10.007	$10.005	$10.002	N/A
Ending number of AUs (000s)	29,728	26,817	53,554	31,307	27,104	37,441	28,085	13,987	8,034	N/A
Government Securities Fund (inception November 9, 2007)
Beginning AUV	$14.849	$13.998	$13.921	$13.654	$13.488	$13.442	$12.908	$13.255	$12.935	$11.987
Ending AUV	$15.780	$14.849	$13.998	$13.921	$13.654	$13.488	$13.442	$12.908	$13.255	$12.935
Ending number of AUs (000s)	557	412	491	666	670	417	293	123	83	208

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Growth and Income Fund (inception November 19, 2010)
Beginning AUV	$25.264	$20.180	$23.298	$20.380	$17.027	$17.564	$15.927	$11.879	$10.362	$10.575
Ending AUV	$25.793	$25.264	$20.180	$23.298	$20.380	$17.027	$17.564	$15.927	$11.879	$10.362
Ending number of AUs (000s)	98	149	155	163	194	101	131	153	53	38
Health Care Fund
Beginning AUV	$38.073	$28.734	$28.476	$24.585	$27.767	$26.916	$22.492	$16.004	$13.237	$12.735
Ending AUV	$43.578	$38.073	$28.734	$28.476	$24.585	$27.767	$26.916	$22.492	$16.004	$13.237
Ending number of AUs (000s)	81	72	55	41	52	104	162	41	13	26
High Yield Fund
Beginning AUV	$24.430	$21.522	$22.269	$20.949	$18.837	$19.453	$19.123	$17.871	$15.251	$15.106
Ending AUV	$25.240	$24.430	$21.522	$22.269	$20.949	$18.837	$19.453	$19.123	$17.871	$15.251
Ending number of AUs (000s)	363	272	151	335	1,066	148	282	312	267	1,441
International Growth Fund (inception November 9, 2007)
Beginning AUV	$14.797	$11.509	$13.536	$11.005	$11.055	$11.320	$11.282	$9.480	$8.205	$8.799
Ending AUV	$16.868	$14.797	$11.509	$13.536	$11.005	$11.055	$11.320	$11.282	$9.480	$8.205
Ending number of AUs (000s)	277	391	424	631	755	677	576	607	578	309
Main Street Fund
Beginning AUV	$28.691	$21.779	$23.698	$20.318	$18.256	$17.706	$16.038	$12.202	$10.464	$10.020
Ending AUV	$32.620	$28.691	$21.779	$23.698	$20.318	$18.256	$17.706	$16.038	$12.202	$10.464
Ending number of AUs (000s)	109	137	121	369	150	153	98	123	51	—
Main Street Mid Cap Fund
Beginning AUV	$26.659	$21.321	$24.118	$21.036	$18.589	$19.421	$18.643	$14.512	$13.119	$14.032
Ending AUV	$29.043	$26.659	$21.321	$24.118	$21.036	$18.589	$19.421	$18.643	$14.512	$13.119
Ending number of AUs (000s)	104	142	147	163	153	137	127	86	62	45
Technology Fund
Beginning AUV	$41.610	$30.623	$30.762	$22.765	$22.938	$21.475	$19.338	$15.452	$13.886	$14.625
Ending AUV	$60.798	$41.610	$30.623	$30.762	$22.765	$22.938	$21.475	$19.338	$15.452	$13.886
Ending number of AUs (000s)	170	113	103	105	13	122	36	15	14	7
Value Opportunities Fund
Beginning AUV	$20.062	$15.418	$19.117	$16.308	$13.829	$15.478	$14.549	$10.917	$9.279	$9.605
Ending AUV	$21.132	$20.062	$15.418	$19.117	$16.308	$13.829	$15.478	$14.549	$10.917	$9.279
Ending number of AUs (000s)	1	1	1	1	1	8	9	12	11	1
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
Asset Strategy Portfolio (inception November 20, 2009)
Beginning AUV	$17.255	$14.169	$14.984	$12.669	$13.003	$14.187	$14.976	$11.968	$10.042	$10.822
Ending AUV	$19.650	$17.255	$14.169	$14.984	$12.669	$13.003	$14.187	$14.976	$11.968	$10.042
Ending number of AUs (000s)	211	258	342	328	581	813	1,008	1,025	552	651
Balanced Portfolio (inception November 20, 2009)
Beginning AUV	$24.159	$19.787	$20.450	$18.362	$17.997	$18.056	$16.785	$13.569	$12.143	$11.753
Ending AUV	$27.568	$24.159	$19.787	$20.450	$18.362	$17.997	$18.056	$16.785	$13.569	$12.143
Ending number of AUs (000s)	87	111	113	220	238	281	480	95	55	32
Corporate Bond Portfolio (inception November 20, 2009)
Beginning AUV	$14.539	$12.960	$13.212	$12.702	$12.209	$12.185	$11.679	$11.928	$11.276	$10.508
Ending AUV	$16.133	$14.539	$12.960	$13.212	$12.702	$12.209	$12.185	$11.679	$11.928	$11.276
Ending number of AUs (000s)	586	338	116	138	116	110	50	29	42	18
Energy Portfolio (inception November 20, 2009)
Beginning AUV	$8.327	$8.047	$12.218	$13.987	$10.395	$13.352	$14.928	$11.685	$11.526	$12.677
Ending AUV	$5.260	$8.327	$8.047	$12.218	$13.987	$10.395	$13.352	$14.928	$11.685	$11.526
Ending number of AUs (000s)	111	219	178	175	282	193	158	115	92	42

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Global Bond Portfolio (inception November 19, 2010)
Beginning AUV	$12.876	$11.768	$11.789	$11.306	$10.563	$10.851	$10.831	$10.645	$10.004	$9.996
Ending AUV	$13.926	$12.876	$11.768	$11.789	$11.306	$10.563	$10.851	$10.831	$10.645	$10.004
Ending number of AUs (000s)	101	103	130	155	92	47	43	25	64	9
Global Equity Income Portfolio (inception November 20, 2009)
Beginning AUV	$23.785	$19.314	$21.868	$18.923	$17.693	$18.064	$16.446	$12.689	$11.211	$11.763
Ending AUV	$24.534	$23.785	$19.314	$21.868	$18.923	$17.693	$18.064	$16.446	$12.689	$11.211
Ending number of AUs (000s)	2	6	7	8	9	11	14	16	16	65
Growth Portfolio (inception November 20, 2009)
Beginning AUV	$39.821	$29.155	$28.504	$22.038	$21.771	$20.315	$18.169	$13.315	$11.810	$11.564
Ending AUV	$51.985	$39.821	$29.155	$28.504	$22.038	$21.771	$20.315	$18.169	$13.315	$11.810
Ending number of AUs (000s)	0	1	1	1	1	2	2	6	10	8
High Income Portfolio (inception November 20, 2009)
Beginning AUV	$20.916	$18.811	$19.217	$18.014	$15.505	$16.584	$16.274	$14.727	$12.413	$11.793
Ending AUV	$22.177	$20.916	$18.811	$19.217	$18.014	$15.505	$16.584	$16.274	$14.727	$12.413
Ending number of AUs (000s)	1,072	830	716	677	1,335	488	822	3,121	449	121
Limited-Term Bond Portfolio (inception January 20, 2013)
Beginning AUV	$10.997	$10.551	$10.469	$10.324	$10.128	$10.040	$9.943	$10.004	N/A	N/A
Ending AUV	$11.452	$10.997	$10.551	$10.469	$10.324	$10.128	$10.040	$9.943	N/A	N/A
Ending number of AUs (000s)	397	326	380	328	342	364	92	59	N/A	N/A
Mid Cap Growth Portfolio (inception November 20, 2009)
Beginning AUV	$38.178	$27.677	$27.693	$21.824	$20.566	$21.827	$20.235	$15.573	$13.713	$13.790
Ending AUV	$56.885	$38.178	$27.677	$27.693	$21.824	$20.566	$21.827	$20.235	$15.573	$13.713
Ending number of AUs (000s)	322	232	228	207	183	178	194	179	102	114
Natural Resources Portfolio (inception November 19, 2010)
Beginning AUV	$6.909	$6.312	$8.222	$7.985	$6.449	$8.310	$9.556	$8.864	$8.700	$11.076
Ending AUV	$6.080	$6.909	$6.312	$8.222	$7.985	$6.449	$8.310	$9.556	$8.864	$8.700
Ending number of AUs (000s)	108	152	141	195	227	110	115	106	95	39
Science and Technology Portfolio (inception November 20, 2009)
Beginning AUV	$43.138	$28.858	$30.452	$23.050	$22.700	$23.372	$22.711	$14.523	$11.361	$12.056
Ending AUV	$58.392	$43.138	$28.858	$30.452	$23.050	$22.700	$23.372	$22.711	$14.523	$11.361
Ending number of AUs (000s)	155	169	121	157	153	320	268	302	41	32
Value Portfolio (inception November 20, 2009)
Beginning AUV	$27.947	$22.122	$23.848	$21.199	$19.075	$19.852	$17.893	$13.221	$11.122	$12.000
Ending AUV	$28.501	$27.947	$22.122	$23.848	$21.199	$19.075	$19.852	$17.893	$13.221	$11.122
Ending number of AUs (000s)	23	73	36	19	45	62	61	89	41	47
JANUS ASPEN SERIES: JANUS HENDERSON FUNDS- Institutional:
Balanced Portfolio (inception May 1, 2007)
Beginning AUV	$27.901	$22.760	$22.606	$19.088	$18.248	$18.135	$16.713	$13.910	$12.243	$12.045
Ending AUV	$31.894	$27.901	$22.760	$22.606	$19.088	$18.248	$18.135	$16.713	$13.910	$12.243
Ending number of AUs (000s)	1,827	1,766	1,760	1,609	1,622	1,532	1,173	740	520	533
Enterprise Portfolio (inception May 1, 2006)
Beginning AUV	$45.681	$33.717	$33.857	$26.571	$23.648	$22.732	$20.202	$15.261	$13.011	$13.199
Ending AUV	$54.577	$45.681	$33.717	$33.857	$26.571	$23.648	$22.732	$20.202	$15.261	$13.011
Ending number of AUs (000s)	948	1,259	1,030	977	819	570	403	274	246	190
Forty Portfolio (inception May 1, 2007)
Beginning AUV	$38.576	$28.125	$27.578	$21.162	$20.708	$18.453	$16.971	$12.932	$10.416	$11.163
Ending AUV	$53.775	$38.576	$28.125	$27.578	$21.162	$20.708	$18.453	$16.971	$12.932	$10.416
Ending number of AUs (000s)	289	307	254	354	338	611	121	150	150	129

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Global Research Portfolio (inception May 1, 2006)
Beginning AUV	$23.552	$18.251	$19.597	$15.427	$15.115	$15.468	$14.397	$11.210	$9.336	$10.823
Ending AUV	$28.276	$23.552	$18.251	$19.597	$15.427	$15.115	$15.468	$14.397	$11.210	$9.336
Ending number of AUs (000s)	234	271	160	157	73	74	64	85	33	43
Mid Cap Value Portfolio (inception May 1, 2007)
Beginning AUV	$24.425	$18.737	$21.695	$19.041	$15.997	$16.572	$15.236	$12.083	$10.872	$11.167
Ending AUV	$24.200	$24.425	$18.737	$21.695	$19.041	$15.997	$16.572	$15.236	$12.083	$10.872
Ending number of AUs (000s)	905	720	689	579	833	450	500	492	501	509
Overseas Portfolio (inception May 1, 2006)
Beginning AUV	$15.208	$11.973	$14.077	$10.736	$11.476	$12.555	$14.246	$12.435	$10.959	$16.157
Ending AUV	$17.687	$15.208	$11.973	$14.077	$10.736	$11.476	$12.555	$14.246	$12.435	$10.959
Ending number of AUs (000s)	358	419	308	262	155	297	355	386	454	525
Research Portfolio (inception May 1, 2006)
Beginning AUV	$33.593	$24.788	$25.444	$19.897	$19.798	$18.793	$16.632	$12.761	$10.761	$11.363
Ending AUV	$44.664	$33.593	$24.788	$25.444	$19.897	$19.798	$18.793	$16.632	$12.761	$10.761
Ending number of AUs (000s)	149	177	190	163	128	126	50	63	54	87
JANUS ASPEN SERIES: JANUS HENDERSON FUNDS- Service
Flexible Bond Portfolio (inception May 1, 2012)
Beginning AUV	$12.422	$11.368	$11.516	$11.142	$10.900	$10.907	$10.418	$10.452	$9.993	N/A
Ending AUV	$13.696	$12.422	$11.368	$11.516	$11.142	$10.900	$10.907	$10.418	$10.452	N/A
Ending number of AUs (000s)	1,868	1,561	1,905	2,316	2,579	2,504	1,017	182	65	N/A
Global Technology and Innovation Portfolio (inception May 1, 2012)
Beginning AUV	$37.719	$26.046	$25.811	$17.811	$15.645	$14.950	$13.672	$10.098	$10.016	N/A
Ending AUV	$56.853	$37.719	$26.046	$25.811	$17.811	$15.645	$14.950	$13.672	$10.098	N/A
Ending number of AUs (000s)	5	5	6	6	7	7	11	10	0	N/A
US Low Volatility Portfolio (inception November 11, 2016)
Beginning AUV	$14.638	$11.432	$11.981	$10.378	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$15.151	$14.638	$11.432	$11.981	$10.378	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	308	489	247	83	0	N/A	N/A	N/A	N/A	N/A
JPMORGAN INSURANCE TRUST:
Global Allocation Portfolio (inception October 30, 2015)
Beginning AUV	$13.179	$11.305	$12.066	$10.327	$9.757	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$15.208	$13.179	$11.305	$12.066	$10.327	$9.757	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	808	909	673	998	764	14	N/A	N/A	N/A	N/A
Income Builder Portfolio (inception October 30, 2015)
Beginning AUV	$12.634	$11.056	$11.628	$10.409	$9.801	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$13.293	$12.634	$11.056	$11.628	$10.409	$9.801	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	346	448	394	290	312	22	N/A	N/A	N/A	N/A
LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio
Beginning AUV	$28.837	$24.409	$29.970	$23.446	$19.413	$24.282	$25.463	$25.784	$21.125	$25.762
Ending AUV	$28.470	$28.837	$24.409	$29.970	$23.446	$19.413	$24.282	$25.463	$25.784	$21.125
Ending number of AUs (000s)	1,024	1,180	1,185	1,378	1,252	1,081	986	796	547	415
International Equity Portfolio
Beginning AUV	$20.460	$16.908	$19.640	$16.055	$16.774	$16.486	$17.209	$14.251	$11.767	$12.689
Ending AUV	$22.145	$20.460	$16.908	$19.640	$16.055	$16.774	$16.486	$17.209	$14.251	$11.767
Ending number of AUs (000s)	500	535	589	878	821	850	503	301	183	73

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Global Dynamic Multi Asset Portfolio (inception November 16, 2012)
Beginning AUV	$17.423	$14.792	$15.831	$13.135	$12.715	$12.772	$12.436	$10.408	$10.010	N/A
Ending AUV	$17.564	$17.423	$14.792	$15.831	$13.135	$12.715	$12.772	$12.436	$10.408	N/A
Ending number of AUs (000s)	141	139	152	105	82	94	104	90	1	N/A
US Small-Mid Cap Equity Portfolio
Beginning AUV	$31.678	$24.382	$28.102	$24.663	$21.301	$21.821	$19.654	$14.530	$13.182	$14.497
Ending AUV	$33.821	$31.678	$24.382	$28.102	$24.663	$21.301	$21.821	$19.654	$14.530	$13.182
Ending number of AUs (000s)	141	140	117	98	77	75	91	40	27	35
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception April 30, 2007)
Beginning AUV	$27.758	$22.193	$24.214	$20.822	$20.575	$20.938	$17.391	$11.768	$9.912	$9.673
Ending AUV	$32.759	$27.758	$22.193	$24.214	$20.822	$20.575	$20.938	$17.391	$11.768	$9.912
Ending number of AUs (000s)	99	143	171	178	513	629	692	475	89	98
ClearBridge Dividend Strategy Portfolio (inception April 30, 2007)
Beginning AUV	$26.234	$19.936	$20.954	$17.583	$15.291	$15.978	$14.064	$11.167	$9.778	$9.063
Ending AUV	$28.247	$26.234	$19.936	$20.954	$17.583	$15.291	$15.978	$14.064	$11.167	$9.778
Ending number of AUs (000s)	373	451	371	373	362	140	221	234	144	52
ClearBridge Large Cap Growth Portfolio (inception April 30, 2007)
Beginning AUV	$36.173	$27.371	$27.366	$21.760	$20.262	$18.455	$16.190	$11.744	$9.759	$9.823
Ending AUV	$47.292	$36.173	$27.371	$27.366	$21.760	$20.262	$18.455	$16.190	$11.744	$9.759
Ending number of AUs (000s)	574	701	625	587	348	312	124	120	30	10
ClearBridge Small Cap Growth Portfolio (inception May 1, 2012)
Beginning AUV	$25.071	$19.811	$19.195	$15.491	$14.678	$15.385	$14.823	$10.110	$10.028	N/A
Ending AUV	$35.830	$25.071	$19.811	$19.195	$15.491	$14.678	$15.385	$14.823	$10.110	N/A
Ending number of AUs (000s)	997	509	433	179	124	134	155	319	25	N/A
QS Dynamic Multi Strategy Portfolio (inception May 1, 2012)
Beginning AUV	$14.794	$12.807	$13.808	$12.132	$12.190	$12.891	$12.119	$10.259	$10.028	N/A
Ending AUV	$13.564	$14.794	$12.807	$13.808	$12.132	$12.190	$12.891	$12.119	$10.259	N/A
Ending number of AUs (000s)	34	52	55	60	66	133	119	75	0	N/A
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio
Beginning AUV	$23.882	$20.879	$21.731	$20.000	$17.301	$18.373	$18.588	$17.491	$14.782	$14.533
Ending AUV	$25.629	$23.882	$20.879	$21.731	$20.000	$17.301	$18.373	$18.588	$17.491	$14.782
Ending number of AUs (000s)	105	160	146	286	139	97	159	289	996	65
LORD ABBETT SERIES FUND, INC. :
Bond Debenture Portfolio (inception November 9, 2007)
Beginning AUV	$21.575	$19.033	$19.830	$18.157	$16.193	$16.444	$15.759	$14.569	$12.946	$12.403
Ending AUV	$23.150	$21.575	$19.033	$19.830	$18.157	$16.193	$16.444	$15.759	$14.569	$12.946
Ending number of AUs (000s)	1,383	1,275	990	1,234	1,040	1,077	1,195	933	678	581
Dividend Growth Portfolio
Beginning AUV	$34.412	$27.215	$28.549	$23.966	$20.821	$21.275	$19.074	$14.910	$13.259	$13.233
Ending AUV	$39.717	$34.412	$27.215	$28.549	$23.966	$20.821	$21.275	$19.074	$14.910	$13.259
Ending number of AUs (000s)	229	295	263	253	249	149	43	54	22	26
Growth and Income Portfolio
Beginning AUV	$25.924	$21.164	$23.040	$20.321	$17.352	$17.863	$16.593	$12.210	$10.893	$11.599
Ending AUV	$26.623	$25.924	$21.164	$23.040	$20.321	$17.352	$17.863	$16.593	$12.210	$10.893
Ending number of AUs (000s)	103	100	106	114	387	148	173	176	124	113

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MAINSTAY VP FUNDS TRUST: (inception May 1, 2017)
MacKay Convertible Portfolios - Service
Beginning AUV	$12.625	$10.336	$10.603	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$17.133	$12.625	$10.336	$10.603	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	1,223	830	372	115	N/A	N/A	N/A	N/A	N/A	N/A
MFS VARIABLE INSURANCE TRUST:
Growth Series - Service (inception July 31, 2015)
Beginning AUV	$18.675	$13.554	$13.235	$10.097	$9.881	$9.980	N/A	N/A	N/A	N/A
Ending AUV	$24.564	$18.675	$13.554	$13.235	$10.097	$9.881	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	600	231	111	58	24	0	N/A	N/A	N/A	N/A
New Discovery Series - Service (inception date May 1, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$16.458	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	291	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Value Series - Service (inception July 31, 2015)
Beginning AUV	$14.866	$11.479	$12.805	$10.912	$9.591	$9.970	N/A	N/A	N/A	N/A
Ending AUV	$15.345	$14.866	$11.479	$12.805	$10.912	$9.591	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	397	340	163	61	26	0	N/A	N/A	N/A	N/A
NATIONWIDE VARIABLE INSURANCE TRUST:
AQR Large Cap Defensive Style Fund (inception May 1, 2018)
Beginning AUV	$12.890	$9.968	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$14.225	$12.890	$9.968	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	322	29	4	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Bond Index Fund (inception May 1, 2007)
Beginning AUV	$16.410	$15.107	$15.154	$14.665	$14.321	$14.272	$13.479	$13.808	$13.273	$12.340
Ending AUV	$17.614	$16.410	$15.107	$15.154	$14.665	$14.321	$14.272	$13.479	$13.808	$13.273
Ending number of AUs (000s)	307	40	41	54	62	57	82	116	143	210
Columbia Overseas Value (inception date October 16, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.782	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	90	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Government Money Market Fund (inception February 8, 2019)
Beginning AUV	$10.169	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.199	$10.169	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	11,883	4,196	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
International Index Fund (inception May 1, 2007)
Beginning AUV	$12.799	$10.500	$12.158	$9.717	$9.617	$9.689	$10.281	$8.446	$7.104	$8.113
Ending AUV	$13.778	$12.799	$10.500	$12.158	$9.717	$9.617	$9.689	$10.281	$8.446	$7.104
Ending number of AUs (000s)	953	798	852	850	726	553	505	423	310	268
Investor Destinations Capital Appreciation Fund (inception October 23, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.824	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Investor Destinations Moderate Fund (inception October 23, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.725	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	211	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mid Cap Index Fund (inception May 1, 2007)
Beginning AUV	$27.808	$22.088	$24.898	$21.470	$17.822	$18.266	$16.670	$12.508	$10.632	$10.893
Ending AUV	$31.501	$27.808	$22.088	$24.898	$21.470	$17.822	$18.266	$16.670	$12.508	$10.632
Ending number of AUs (000s)	130	236	147	182	267	266	271	273	144	119
Multi-Manager Mid Cap Value Fund (inception May 1, 2017)
Beginning AUV	$11.679	$9.421	$10.843	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.554	$11.679	$9.421	$10.843	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	149	260	171	4	N/A	N/A	N/A	N/A	N/A	N/A
Newton Sustainable U.S. Equity Fund (inception May 1, 2017)
Beginning AUV	$13.189	$10.467	$11.110	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$14.951	$13.189	$10.467	$11.110	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	230	113	29	25	N/A	N/A	N/A	N/A	N/A	N/A
S&P 500 Index Fund (inception May 1, 2007)
Beginning AUV	$27.858	$21.212	$22.221	$18.278	$16.352	$16.146	$14.237	$10.766	$9.302	$9.133
Ending AUV	$32.938	$27.858	$21.212	$22.221	$18.278	$16.352	$16.146	$14.237	$10.766	$9.302
Ending number of AUs (000s)	640	479	409	313	259	473	554	387	363	338
Small Cap Index Fund (inception May 1, 2007)
Beginning AUV	$24.109	$19.225	$21.622	$18.874	$15.570	$16.311	$15.546	$11.204	$9.620	$10.037
Ending AUV	$28.862	$24.109	$19.225	$21.622	$18.874	$15.570	$16.311	$15.546	$11.204	$9.620
Ending number of AUs (000s)	283	257	245	250	221	299	306	236	162	130
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Mid-Cap Growth Portfolio
Beginning AUV	$43.596	$32.841	$35.088	$28.006	$26.827	$26.489	$24.622	$18.567	$16.517	$16.439
Ending AUV	$61.025	$43.596	$32.841	$35.088	$28.006	$26.827	$26.489	$24.622	$18.567	$16.517
Ending number of AUs (000s)	80	85	62	85	65	158	104	40	222	163
Mid Cap Intrinsic Value Portfolio
Beginning AUV	$27.853	$23.858	$28.159	$24.122	$20.765	$22.653	$19.900	$14.520	$12.568	$13.442
Ending AUV	$27.123	$27.853	$23.858	$28.159	$24.122	$20.765	$22.653	$19.900	$14.520	$12.568
Ending number of AUs (000s)	131	174	172	198	202	216	52	77	24	21
Short Duration Bond Portfolio
Beginning AUV	$12.989	$12.527	$12.400	$12.291	$12.143	$12.120	$12.047	$11.973	$11.446	$11.413
Ending AUV	$13.438	$12.989	$12.527	$12.400	$12.291	$12.143	$12.120	$12.047	$11.973	$11.446
Ending number of AUs (000s)	455	431	420	353	341	471	327	256	78	106
Sustainable Equity Portfolio
Beginning AUV	$33.741	$26.803	$28.431	$24.007	$21.852	$21.953	$19.889	$14.454	$13.024	$13.438
Ending AUV	$40.341	$33.741	$26.803	$28.431	$24.007	$21.852	$21.953	$19.889	$14.454	$13.024
Ending number of AUs (000s)	56	75	37	52	71	89	172	115	94	67
US Equity Index PutWrite Strategy Portfolio (inception date May 1, 2015)
Beginning AUV	$10.548	$9.152	$9.818	$9.203	$9.262	$10.020	N/A	N/A	N/A	N/A
Ending AUV	$11.419	$10.548	$9.152	$9.818	$9.203	$9.262	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	60	62	85	86	112	70	N/A	N/A	N/A	N/A
NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Portfolio Class 3 (inception May 1, 2015)
Beginning AUV	$11.556	$10.039	$10.966	$9.920	$9.073	$10.030	N/A	N/A	N/A	N/A
Ending AUV	$12.180	$11.556	$10.039	$10.966	$9.920	$9.073	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	63	124	120	108	45	36	N/A	N/A	N/A	N/A

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
7Twelve Portfolio Class 4 (inception May 1, 2013)
Beginning AUV	$12.073	$10.508	$11.500	$10.422	$9.542	$10.299	$ 10.330	$ 9.909	N/A	N/A
Ending AUV	$12.701	$12.073	$10.508	$11.500	$10.422	$9.542	$ 10.299	$ 10.330	N/A	N/A
Ending number of AUs (000s)	1	1	1	10	10	22	71	52	N/A	N/A
BTS Tactical Fixed Income Portfolio (inception October 30, 2015)
Beginning AUV	$10.887	$10.574	$11.259	$10.945	$9.669	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$11.150	$10.887	$10.574	$11.259	$10.945	$9.669	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	840	379	907	1,277	796	7	N/A	N/A	N/A	N/A
Power Dividend Index Portfolio (inception May 1, 2007)
Beginning AUV	$14.878	$15.313	$16.647	$15.012	$14.913	$15.524	$14.517	$12.117	$10.956	$10.335
Ending AUV	$13.799	$14.878	$15.313	$16.647	$15.012	$14.913	$15.524	$14.517	$12.117	$10.956
Ending number of AUs (000s)	70	307	403	352	46	65	53	45	38	15
Power Income Portfolio (inception May 1, 2012)
Beginning AUV	$11.501	$10.676	$11.042	$10.813	$10.361	$10.627	$10.743	$10.270	$10.000	N/A
Ending AUV	$10.814	$11.501	$10.676	$11.042	$10.813	$10.361	$10.627	$10.743	$10.270	N/A
Ending number of AUs (000s)	19	240	286	102	120	311	185	312	342	N/A
Power Momentum Portfolio (inception May 1, 2007)
Beginning AUV	$20.301	$18.820	$19.335	$15.989	$15.172	$15.333	$14.191	$10.421	$8.925	$8.831
Ending AUV	$20.058	$20.301	$18.820	$19.335	$15.989	$15.172	$15.333	$14.191	$10.421	$8.925
Ending number of AUs (000s)	62	200	228	97	68	137	145	134	89	39
Probabilities Portfolio (inception May 1, 2013)
Beginning AUV	$13.837	$10.351	$12.246	$10.592	$10.354	$10.950	$10.440	$10.000	N/A	N/A
Ending AUV	$12.699	$13.837	$10.351	$12.246	$10.592	$10.354	$10.950	$10.440	N/A	N/A
Ending number of AUs (000s)	354	643	817	1,369	1,508	2,492	3,051	3,600	N/A	N/A
Rational Trend Aggregation VA Portfolio (inception February 8, 2019)
Beginning AUV	$10.135	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.257	$10.135	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	71	528	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
TOPS Aggressive Growth ETF- Class 1 (inception May 2, 2011)
Beginning AUV	$19.223	$15.415	$17.052	$14.128	$12.457	$12.909	$12.282	$9.931	$8.567	$9.970
Ending AUV	$21.707	$19.223	$15.415	$17.052	$14.128	$12.457	$12.909	$12.282	$9.931	$8.567
Ending number of AUs (000s)	4	4	6	6	6	6	6	6	—	—
TOPS Balanced ETF- Class 1 (inception May 2, 2011)
Beginning AUV	$15.731	$13.531	$14.300	$12.860	$11.883	$ 12.173	$11.620	$10.668	$9.485	$9.990
Ending AUV	$17.086	$15.731	$13.531	$14.300	$12.860	$ 11.883	$12.173	$11.620	$10.668	$9.485
Ending number of AUs (000s)	11	11	11	11	13	2	2	0	169	—
TOPS Conservative ETF- Class 1 (inception May 2, 2011)
Beginning AUV	$14.215	$12.689	$13.011	$12.150	$11.445	$11.652	$11.383	$10.860	$9.841	$10.000
Ending AUV	$15.243	$14.215	$12.689	$13.011	$12.150	$11.445	$11.652	$11.383	$10.860	$9.841
Ending number of AUs (000s)	0	2	2	5	5	5	5	6	4	—
TOPS Growth ETF- Class 1 (inception May 2, 2011)
Beginning AUV	$19.598	$16.016	$17.517	$14.815	$13.158	$13.720	$13.200	$11.079	$9.526	$9.970
Ending AUV	$21.934	$19.598	$16.016	$17.517	$14.815	$13.158	$13.720	$13.200	$11.079	$9.526
Ending number of AUs (000s)	62	106	112	106	119	119	63	62	34	11
TOPS Managed Risk Balanced ETF- Class 1 (inception November 18, 2011)
Beginning AUV	$14.982	$13.049	$13.854	$12.492	$11.742	$12.250	$11.855	$10.969	$10.092	$10.000
Ending AUV	$15.906	$14.982	$13.049	$13.854	$12.492	$11.742	$12.250	$11.855	$10.969	$10.092
Ending number of AUs (000s)	9	9	19	30	30	58	391	559	485	68

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
TOPS Managed Risk Growth ETF- Class 1 (inception May 2, 2011)
Beginning AUV	$14.621	$12.463	$13.620	$11.545	$10.905	$11.965	$11.789	$10.135	$9.346	$9.990
Ending AUV	$15.420	$14.621	$12.463	$13.620	$11.545	$10.905	$11.965	$11.789	$10.135	$9.346
Ending number of AUs (000s)	1,303	1,431	1,540	1,661	1,785	2,189	2,605	3,053	2,379	989
TOPS Managed Risk Moderate Growth ETF- Class 1 (inception November 18, 2011)
Beginning AUV	$15.745	$13.505	$14.522	$12.719	$11.943	$12.719	$12.329	$10.944	$10.051	$10.000
Ending AUV	$16.720	$15.745	$13.505	$14.522	$12.719	$11.943	$12.719	$12.329	$10.944	$10.051
Ending number of AUs (000s)	67	71	75	124	127	236	484	518	554	2
TOPS Moderate Growth ETF- Class 1 (inception May 2, 2011)
Beginning AUV	$16.782	$14.086	$15.081	$13.185	$11.900	$12.285	$11.832	$10.448	$9.069	$9.980
Ending AUV	$18.599	$16.782	$14.086	$15.081	$13.185	$11.900	$12.285	$11.832	$10.448	$9.069
Ending number of AUs (000s)	42	97	99	115	129	110	0	169	90	51
TOPS Aggressive Growth ETF- Class 2 (inception May 1, 2019)
Beginning AUV	$10.824	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.197	$10.824	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	18	3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
TOPS Balanced ETF- Class 2 (inception May 1, 2019)
Beginning AUV	$10.655	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.549	$10.655	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	29	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
TOPS Conservative ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$13.915	$12.458	$12.800	$11.982	$11.323	$11.565	$11.325	$10.830	$9.831	$10.000
Ending AUV	$14.895	$13.915	$12.458	$12.800	$11.982	$11.323	$11.565	$11.325	$10.830	$9.831
Ending number of AUs (000s)	70	69	45	35	24	161	165	38	55	—
TOPS Growth ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$19.096	$15.644	$17.149	$14.540	$12.945	$13.532	$13.055	$10.980	$9.466	$9.970
Ending AUV	$21.324	$19.096	$15.644	$17.149	$14.540	$12.945	$13.532	$13.055	$10.980	$9.466
Ending number of AUs (000s)	24	3	3	4	4	4	5	6	34	—
TOPS Managed Risk Balanced ETF- Class 2 (inception November 18, 2011)
Beginning AUV	$14.677	$12.813	$13.635	$12.331	$11.608	$12.155	$11.794	$10.927	$10.082	$10.000
Ending AUV	$15.542	$14.677	$12.813	$13.635	$12.331	$11.608	$12.155	$11.794	$10.927	$10.082
Ending number of AUs (000s)	61	60	49	162	175	180	132	25	10	—
TOPS Managed Risk Growth ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$14.317	$12.228	$13.397	$11.386	$10.786	$11.872	$11.718	$10.105	$9.336	$9.990
Ending AUV	$15.059	$14.317	$12.228	$13.397	$11.386	$10.786	$11.872	$11.718	$10.105	$9.336
Ending number of AUs (000s)	46	47	27	32	31	16	10	1	—	—
TOPS Managed Risk Moderate Growth ETF- Class 2 (inception November 18, 2011)
Beginning AUV	$15.434	$13.270	$14.303	$12.563	$11.817	$12.620	$12.275	$10.921	$10.051	$10.000
Ending AUV	$16.346	$15.434	$13.270	$14.303	$12.563	$11.817	$12.620	$12.275	$10.921	$10.051
Ending number of AUs (000s)	58	51	53	55	60	126	103	85	72	72
TOPS Moderate Growth ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$16.413	$13.803	$14.824	$12.991	$11.754	$12.173	$11.763	$10.408	$9.059	$9.980
Ending AUV	$18.153	$16.413	$13.803	$14.824	$12.991	$11.754	$12.173	$11.763	$10.408	$9.059
Ending number of AUs (000s)	97	40	3	3	3	3	3	3	—	—
PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio - Administrative Class (inception May 1, 2006)
Beginning AUV	$19.159	$17.122	$18.101	$15.942	$14.117	$15.511	$15.437	$15.395	$13.394	$13.137
Ending AUV	$20.694	$19.159	$17.122	$18.101	$15.942	$14.117	$15.511	$15.437	$15.395	$13.394
Ending number of AUs (000s)	581	618	644	657	661	1,333	1,917	2,095	1,619	897

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
All Asset Portfolio - Institutional Class (inception June 1, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.735	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	49	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
CommodityRealReturn Strategy Portfolio (inception May 1, 2006)
Beginning AUV	$6.648	$5.966	$6.948	$6.802	$5.907	$7.950	$9.746	$11.425	$10.841	$11.727
Ending AUV	$6.738	$6.648	$5.966	$6.948	$6.802	$5.907	$7.950	$9.746	$11.425	$10.841
Ending number of AUs (000s)	1,340	1,337	1,555	1,689	1,594	1,313	1,451	1,210	844	625
Dynamic Bond Portfolio (inception February 3, 2012)
Beginning AUV	$12.473	$11.887	$11.765	$11.204	$10.698	$10.881	$10.560	$10.679	$9.990	N/A
Ending AUV	$13.073	$12.473	$11.887	$11.765	$11.204	$10.698	$10.881	$10.560	$10.679	N/A
Ending number of AUs (000s)	756	1,061	1,058	1,004	912	1,006	1,178	1,332	490	N/A
Emerging Markets Bond Portfolio (inception May 1, 2006)
Beginning AUV	$22.575	$19.670	$20.647	$18.792	$16.585	$16.965	$16.713	$17.961	$15.238	$14.333
Ending AUV	$24.089	$22.575	$19.670	$20.647	$18.792	$16.585	$16.965	$16.713	$17.961	$15.238
Ending number of AUs (000s)	1,123	1,450	1,110	1,128	971	836	803	846	1,407	690
Global Bond Opportunities Unhedged Portfolio (inception May 1, 2006)
Beginning AUV	$17.281	$16.284	$16.996	$15.647	$15.039	$15.671	$15.324	$16.743	$15.657	$14.556
Ending AUV	$19.029	$17.281	$16.284	$16.996	$15.647	$15.039	$15.671	$15.324	$16.743	$15.657
Ending number of AUs (000s)	189	176	176	148	139	129	196	206	259	254
Global Core Bond Hedged Portfolio (inception November 18, 2011)
Beginning AUV	$11.647	$10.796	$10.684	$10.245	$9.594	$10.102	$10.256	$10.588	$9.971	$10.000
Ending AUV	$12.591	$11.647	$10.796	$10.684	$10.245	$9.594	$10.102	$10.256	$10.588	$9.971
Ending number of AUs (000s)	200	117	67	32	25	22	73	166	19	1
Global Diversified Allocation Portfolio (inception November 15, 2012)
Beginning AUV	$16.093	$13.223	$14.520	$12.424	$11.525	$12.204	$11.528	$10.350	$10.000	N/A
Ending AUV	$16.761	$16.093	$13.223	$14.520	$12.424	$11.525	$12.204	$11.528	$10.350	N/A
Ending number of AUs (000s)	1	1	1	1	1	5	10	14	0	N/A
Global Managed Asset Allocation Portfolio (inception November 19, 2010)
Beginning AUV	$13.821	$11.807	$12.488	$10.947	$10.522	$10.537	$10.064	$10.923	$10.033	$10.210
Ending AUV	$16.148	$13.821	$11.807	$12.488	$10.947	$10.522	$10.537	$10.064	$10.923	$10.033
Ending number of AUs (000s)	158	161	156	87	82	94	84	397	233	131
High Yield Portfolio (inception May 1, 2006)
Beginning AUV	$22.960	$20.014	$20.558	$19.284	$17.150	$17.436	$16.873	$15.958	$13.961	$13.510
Ending AUV	$24.280	$22.960	$20.014	$20.558	$19.284	$17.150	$17.436	$16.873	$15.958	$13.961
Ending number of AUs (000s)	1,582	2,529	1,077	1,429	1,680	1,273	1,094	3,612	4,501	3,227
Income Portfolio (inception May 1, 2016)
Beginning AUV	$12.426	$11.445	$11.401	$10.549	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.235	$12.426	$11.445	$11.401	$10.549	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	10,073	9,821	7,423	6,955	1,671	N/A	N/A	N/A	N/A	N/A
International Bond Unhedged Portfolio (inception November 14, 2008)
Beginning AUV	$14.575	$13.618	$14.182	$12.795	$12.422	$13.368	$13.314	$14.236	$13.494	$12.434
Ending AUV	$16.145	$14.575	$13.618	$14.182	$12.795	$12.422	$13.368	$13.314	$14.236	$13.494
Ending number of AUs (000s)	381	407	396	357	357	380	401	288	274	184
International Bond US Dollar-Hedged Portfolio (inception May 1, 2006)
Beginning AUV	$20.774	$19.414	$19.011	$18.499	$17.374	$17.324	$15.585	$15.507	$13.989	$13.103
Ending AUV	$21.929	$20.774	$19.414	$19.011	$18.499	$17.374	$17.324	$15.585	$15.507	$13.989
Ending number of AUs (000s)	1,718	1,847	1,921	1,911	1,237	1,525	1,621	588	758	699
Long Term US Government Portfolio (inception November 1, 2006)
Beginning AUV	$23.550	$20.782	$21.289	$19.539	$19.409	$19.682	$15.871	$18.232	$17.458	$13.657
Ending AUV	$27.646	$23.550	$20.782	$21.289	$19.539	$19.409	$19.682	$15.871	$18.232	$17.458
Ending number of AUs (000s)	534	550	517	291	216	245	305	69	103	215

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Low Duration Portfolio (inception November 1, 2006)
Beginning AUV	$14.875	$14.299	$14.250	$14.061	$13.866	$13.823	$13.706	$13.725	$12.966	$12.824
Ending AUV	$15.320	$14.875	$14.299	$14.250	$14.061	$13.866	$13.823	$13.706	$13.725	$12.966
Ending number of AUs (000s)	2,057	2,011	2,585	2,106	2,307	2,296	2,033	2,001	1,776	1,603
Real Return Portfolio
Beginning AUV	$17.079	$15.750	$16.105	$15.538	$14.770	$15.181	$14.726	$16.221	$14.915	$13.357
Ending AUV	$19.079	$17.079	$15.750	$16.105	$15.538	$14.770	$15.181	$14.726	$16.221	$14.915
Ending number of AUs (000s)	1,572	1,469	1,788	1,652	1,270	1,187	1,247	1,168	1,842	1,498
Short Term Portfolio
Beginning AUV	$14.082	$13.699	$13.492	$13.176	$12.871	$12.730	$12.640	$12.569	$12.230	$12.168
Ending AUV	$14.398	$14.082	$13.699	$13.492	$13.176	$12.871	$12.730	$12.640	$12.569	$12.230
Ending number of AUs (000s)	3,830	4,385	4,741	1,820	1,476	1,862	1,211	1,380	718	742
Total Return Portfolio
Beginning AUV	$20.004	$18.462	$18.560	$17.691	$17.230	$17.153	$16.449	$16.778	$15.310	$14.777
Ending AUV	$21.734	$20.004	$18.462	$18.560	$17.691	$17.230	$17.153	$16.449	$16.778	$15.310
Ending number of AUs (000s)	6,694	6,412	6,444	6,195	5,647	5,525	4,763	5,987	5,409	3,776
PROFUNDS VP:
Access VP High Yield Fund (inception May 3, 2010)
Beginning AUV	$18.559	$16.507	$16.609	$15.849	$14.540	$14.518	$14.186	$12.894	$11.298	$10.997
Ending AUV	$18.547	$18.559	$16.507	$16.609	$15.849	$14.540	$14.518	$14.186	$12.894	$11.298
Ending number of AUs (000s)	85	75	26	48	68	65	204	496	1,074	684
Asia 30 Fund (inception May 3, 2010)
Beginning AUV	$13.430	$10.633	$13.062	$9.830	$9.768	$10.779	$10.950	$9.524	$8.248	$11.298
Ending AUV	$18.204	$13.430	$10.633	$13.062	$9.830	$9.768	$10.779	$10.950	$9.524	$8.248
Ending number of AUs (000s)	131	124	64	144	66	252	26	46	82	26
Banks Fund (inception November 19, 2010)
Beginning AUV	$25.871	$18.963	$23.097	$19.587	$15.895	$15.964	$14.463	$10.838	$8.124	$11.091
Ending AUV	$21.935	$25.871	$18.963	$23.097	$19.587	$15.895	$15.964	$14.463	$10.838	$8.124
Ending number of AUs (000s)	54	103	49	149	88	76	148	57	11	1
Basic Materials Fund (inception May 3, 2010)
Beginning AUV	$16.187	$13.751	$16.699	$13.582	$11.462	$13.316	$13.095	$11.057	$10.192	$12.155
Ending AUV	$18.856	$16.187	$13.751	$16.699	$13.582	$11.462	$13.316	$13.095	$11.057	$10.192
Ending number of AUs (000s)	277	48	39	140	89	54	34	80	23	4
Bear Fund (inception May 3, 2010)
Beginning AUV	$2.325	$3.018	$2.900	$3.535	$4.066	$4.276	$4.987	$6.789	$8.140	$8.934
Ending AUV	$1.730	$2.325	$3.018	$2.900	$3.535	$4.066	$4.276	$4.987	$6.789	$8.140
Ending number of AUs (000s)	374	93	232	254	168	124	45	822	53	7
Biotechnology Fund (inception May 3, 2010)
Beginning AUV	$38.213	$32.813	$35.187	$28.714	$33.972	$32.887	$25.351	$15.053	$10.698	$10.040
Ending AUV	$44.088	$38.213	$32.813	$35.187	$28.714	$33.972	$32.887	$25.351	$15.053	$10.698
Ending number of AUs (000s)	84	76	33	56	33	90	118	98	31	1
Bull Fund (inception May 3, 2010)
Beginning AUV	$27.504	$21.341	$22.738	$19.053	$17.375	$17.455	$15.659	$12.068	$10.596	$10.596
Ending AUV	$31.914	$27.504	$21.341	$22.738	$19.053	$17.375	$17.455	$15.659	$12.068	$10.596
Ending number of AUs (000s)	678	615	493	917	639	947	1,183	888	410	237
Consumer Goods Fund (inception May 3, 2010)
Beginning AUV	$24.831	$19.619	$23.028	$20.015	$19.330	$18.558	$16.836	$13.107	$11.823	$11.055
Ending AUV	$32.541	$24.831	$19.619	$23.028	$20.015	$19.330	$18.558	$16.836	$13.107	$11.823
Ending number of AUs (000s)	78	56	31	234	60	109	119	55	74	6

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Consumer Services Fund (inception November 19, 2010)
Beginning AUV	$34.071	$27.336	$27.169	$22.953	$22.031	$21.044	$18.713	$13.379	$10.957	$10.386
Ending AUV	$43.728	$34.071	$27.336	$27.169	$22.953	$22.031	$21.044	$18.713	$13.379	$10.957
Ending number of AUs (000s)	69	57	60	103	59	84	195	246	93	4
Emerging Markets Fund (inception May 3, 2010)
Beginning AUV	$11.032	$8.880	$10.480	$7.864	$7.084	$8.573	$8.876	$9.485	$8.901	$11.085
Ending AUV	$13.979	$11.032	$8.880	$10.480	$7.864	$7.084	$8.573	$8.876	$9.485	$8.901
Ending number of AUs (000s)	526	319	149	340	125	35	75	67	200	3
Europe 30 Fund (inception May 3, 2010)
Beginning AUV	$14.645	$12.433	$14.479	$12.095	$11.219	$12.588	$13.779	$11.328	$9.716	$10.663
Ending AUV	$13.293	$14.645	$12.433	$14.479	$12.095	$11.219	$12.588	$13.779	$11.328	$9.716
Ending number of AUs (000s)	49	61	46	409	70	122	59	147	87	9
Falling U.S. Dollar Fund (inception November 19, 2010)
Beginning AUV	$6.906	$7.071	$7.547	$6.959	$7.392	$8.214	$9.398	$9.591	$9.665	$9.936
Ending AUV	$7.237	$6.906	$7.071	$7.547	$6.959	$7.392	$8.214	$9.398	$9.591	$9.665
Ending number of AUs (000s)	66	28	4	9	7	0	1	0	0	0
Financials Fund (inception May 3, 2010)
Beginning AUV	$24.798	$19.036	$21.252	$17.981	$15.593	$15.829	$14.019	$10.614	$8.509	$9.875
Ending AUV	$24.359	$24.798	$19.036	$21.252	$17.981	$15.593	$15.829	$14.019	$10.614	$8.509
Ending number of AUs (000s)	118	174	110	364	283	307	255	124	25	7
Government Money Market Fund (inception May 3, 2010)
Beginning AUV	$10.135	$10.057	$10.015	$10.013	$10.011	$10.009	$10.006	$10.004	$10.002	$10.000
Ending AUV	$10.139	$10.135	$10.057	$10.015	$10.013	$10.011	$10.009	$10.006	$10.004	$10.002
Ending number of AUs (000s)	576	937	3,871	3,689	3,186	5,542	3,227	2,705	3,363	364
Health Care Fund (inception May 3, 2010)
Beginning AUV	$34.753	$29.113	$27.877	$23.054	$24.028	$22.879	$18.496	$13.234	$11.272	$10.237
Ending AUV	$39.770	$34.753	$29.113	$27.877	$23.054	$24.028	$22.879	$18.496	$13.234	$11.272
Ending number of AUs (000s)	103	138	149	110	62	179	229	161	73	5
Industrials Fund (inception May 3, 2010)
Beginning AUV	$28.307	$21.692	$24.866	$20.316	$17.284	$17.896	$16.950	$12.266	$10.592	$10.785
Ending AUV	$33.051	$28.307	$21.692	$24.866	$20.316	$17.284	$17.896	$16.950	$12.266	$10.592
Ending number of AUs (000s)	119	130	43	399	375	64	109	268	143	20
International Fund (inception May 3, 2010)
Beginning AUV	$14.089	$11.813	$14.023	$11.513	$11.621	$12.045	$13.108	$10.970	$9.462	$11.046
Ending AUV	$14.780	$14.089	$11.813	$14.023	$11.513	$11.621	$12.045	$13.108	$10.970	$9.462
Ending number of AUs (000s)	11	14	16	73	18	27	16	88	144	3
Internet Fund (inception November 19, 2010)
Beginning AUV	$38.065	$32.249	$30.733	$22.590	$21.406	$17.786	$17.589	$11.594	$9.680	$10.399
Ending AUV	$57.411	$38.065	$32.249	$30.733	$22.590	$21.406	$17.786	$17.589	$11.594	$9.680
Ending number of AUs (000s)	144	105	115	80	57	162	28	50	23	2
Japan Fund (inception May 3, 2010)
Beginning AUV	$18.609	$15.508	$17.550	$14.816	$14.755	$13.945	$13.510	$9.114	$7.412	$9.099
Ending AUV	$21.574	$18.609	$15.508	$17.550	$14.816	$14.755	$13.945	$13.510	$9.114	$7.412
Ending number of AUs (000s)	193	77	79	148	153	116	27	58	80	14
Large-Cap Growth Fund (inception May 3, 2010)
Beginning AUV	$32.086	$24.894	$25.366	$20.246	$19.279	$18.581	$16.454	$12.593	$11.172	$10.833
Ending AUV	$42.010	$32.086	$24.894	$25.366	$20.246	$19.279	$18.581	$16.454	$12.593	$11.172
Ending number of AUs (000s)	152	178	269	295	205	222	229	126	27	2
Large-Cap Value Fund (inception May 3, 2010)
Beginning AUV	$24.628	$18.978	$21.234	$18.719	$16.217	$17.023	$15.409	$11.863	$10.278	$10.411
Ending AUV	$24.614	$24.628	$18.978	$21.234	$18.719	$16.217	$17.023	$15.409	$11.863	$10.278
Ending number of AUs (000s)	43	251	118	60	188	11	52	170	138	16

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mid-Cap Fund (inception May 3, 2010)
Beginning AUV	$23.554	$19.068	$21.882	$19.290	$16.322	$17.082	$15.869	$12.133	$10.501	$10.959
Ending AUV	$26.088	$23.554	$19.068	$21.882	$19.290	$16.322	$17.082	$15.869	$12.133	$10.501
Ending number of AUs (000s)	81	90	645	1,258	1,503	1,237	675	616	187	67
Mid-Cap Growth Fund (inception May 3, 2010)
Beginning AUV	$25.785	$20.754	$23.578	$19.930	$17.656	$17.606	$16.627	$12.738	$11.040	$11.369
Ending AUV	$31.173	$25.785	$20.754	$23.578	$19.930	$17.656	$17.606	$16.627	$12.738	$11.040
Ending number of AUs (000s)	105	14	16	42	26	208	39	129	89	2
Mid-Cap Value Fund (inception May 3, 2010)
Beginning AUV	$23.569	$18.995	$21.906	$19.805	$15.928	$17.356	$15.751	$11.919	$10.225	$10.642
Ending AUV	$24.111	$23.569	$18.995	$21.906	$19.805	$15.928	$17.356	$15.751	$11.919	$10.225
Ending number of AUs (000s)	28	51	37	26	257	135	52	55	109	7
NASDAQ-100 Fund (inception May 3, 2010)
Beginning AUV	$40.425	$29.571	$30.135	$23.115	$21.961	$20.437	$17.467	$13.009	$11.192	$11.032
Ending AUV	$58.845	$40.425	$29.571	$30.135	$23.115	$21.961	$20.437	$17.467	$13.009	$11.192
Ending number of AUs (000s)	874	862	329	422	527	571	481	328	154	18
Oil & Gas Fund (inception May 3, 2010)
Beginning AUV	$10.467	$9.646	$12.091	$12.488	$10.056	$13.123	$14.722	$11.866	$11.532	$11.279
Ending AUV	$6.860	$10.467	$9.646	$12.091	$12.488	$10.056	$13.123	$14.722	$11.866	$11.532
Ending number of AUs (000s)	237	373	89	167	372	97	53	71	54	6
Pharmaceuticals Fund (inception May 3, 2010)
Beginning AUV	$24.865	$21.803	$23.244	$21.062	$21.879	$20.948	$17.551	$13.334	$11.921	$10.265
Ending AUV	$27.976	$24.865	$21.803	$23.244	$21.062	$21.879	$20.948	$17.551	$13.334	$11.921
Ending number of AUs (000s)	66	63	28	32	23	41	78	23	14	71
Precious Metals Fund (inception May 3, 2010)
Beginning AUV	$5.622	$3.851	$4.450	$4.227	$2.713	$4.040	$5.307	$8.552	$10.007	$12.387
Ending AUV	$6.977	$5.622	$3.851	$4.450	$4.227	$2.713	$4.040	$5.307	$8.552	$10.007
Ending number of AUs (000s)	525	391	320	204	219	168	120	294	74	80
Real Estate Fund (inception May 3, 2010)
Beginning AUV	$22.652	$17.870	$18.950	$17.538	$16.589	$16.535	$13.227	$13.214	$11.278	$10.766
Ending AUV	$21.227	$22.652	$17.870	$18.950	$17.538	$16.589	$16.535	$13.227	$13.214	$11.278
Ending number of AUs (000s)	45	155	57	34	27	76	164	35	54	8
Rising Rates Opportunity Fund (inception May 3, 2010)
Beginning AUV	$2.971	$3.597	$3.453	$3.920	$4.133	$4.200	$6.022	$5.170	$5.556	$8.889
Ending AUV	$2.178	$2.971	$3.597	$3.453	$3.920	$4.133	$4.200	$6.022	$5.170	$5.556
Ending number of AUs (000s)	259	314	709	181	404	260	107	252	111	32
Semiconductor Fund (inception November 19, 2010)
Beginning AUV	$39.518	$26.385	$29.392	$21.683	$16.979	$17.482	$12.995	$9.736	$10.159	$10.571
Ending AUV	$57.241	$39.518	$26.385	$29.392	$21.683	$16.979	$17.482	$12.995	$9.736	$10.159
Ending number of AUs (000s)	83	57	40	54	47	74	54	3	1	0
Short Emerging Markets Fund (inception November 19, 2010)
Beginning AUV	$5.316	$6.728	$5.976	$8.282	$9.887	$8.866	$9.134	$9.155	$10.528	$9.514
Ending AUV	$3.628	$5.316	$6.728	$5.976	$8.282	$9.887	$8.866	$9.134	$9.155	$10.528
Ending number of AUs (000s)	7	29	129	27	37	322	7	4	0	2
Short International Fund (inception November 19, 2010)
Beginning AUV	$4.422	$5.355	$4.637	$5.843	$6.209	$6.453	$6.277	$7.947	$9.952	$9.776
Ending AUV	$3.673	$4.422	$5.355	$4.637	$5.843	$6.209	$6.453	$6.277	$7.947	$9.952
Ending number of AUs (000s)	50	15	252	12	2	55	25	13	24	2
Short Mid-Cap Fund (inception November 19, 2010)
Beginning AUV	$2.557	$3.243	$2.923	$3.433	$4.301	$4.375	$4.997	$6.911	$8.527	$9.291
Ending AUV	$1.875	$2.557	$3.243	$2.923	$3.433	$4.301	$4.375	$4.997	$6.911	$8.527
Ending number of AUs (000s)	3	8	57	13	1	7	3	0	0	0

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Short NASDAQ-100 Fund (inception May 3, 2010)
Beginning AUV	$1.456	$2.024	$2.084	$2.788	$3.099	$3.564	$4.421	$6.263	$7.712	$8.614
Ending AUV	$0.833	$1.456	$2.024	$2.084	$2.788	$3.099	$3.564	$4.421	$6.263	$7.712
Ending number of AUs (000s)	438	115	133	32	54	30	35	8	124	2
Short Small-Cap Fund (inception May 3, 2010)
Beginning AUV	$2.263	$2.857	$2.588	$3.016	$3.847	$3.878	$4.273	$6.215	$7.669	$8.436
Ending AUV	$1.540	$2.263	$2.857	$2.588	$3.016	$3.847	$3.878	$4.273	$6.215	$7.669
Ending number of AUs (000s)	209	122	40	27	39	13	9	6	47	5
Small Cap Fund (inception November 19, 2010)
Beginning AUV	$22.343	$18.077	$20.752	$18.458	$15.423	$16.443	$16.046	$11.697	$10.193	$10.804
Ending AUV	$26.154	$22.343	$18.077	$20.752	$18.458	$15.423	$16.443	$16.046	$11.697	$10.193
Ending number of AUs (000s)	444	403	312	340	502	301	354	205	37	79
Small-Cap Growth Fund (inception May 3, 2010)
Beginning AUV	$28.283	$23.744	$25.192	$22.300	$18.547	$18.332	$17.942	$12.777	$11.359	$11.216
Ending AUV	$33.202	$28.283	$23.744	$25.192	$22.300	$18.547	$18.332	$17.942	$12.777	$11.359
Ending number of AUs (000s)	83	43	112	82	154	101	51	84	80	25
Small-Cap Value Fund (inception May 3, 2010)
Beginning AUV	$23.170	$18.905	$22.037	$20.087	$15.598	$17.006	$16.072	$11.674	$10.050	$10.480
Ending AUV	$23.416	$23.170	$18.905	$22.037	$20.087	$15.598	$17.006	$16.072	$11.674	$10.050
Ending number of AUs (000s)	142	146	131	138	565	101	305	111	152	26
Technology Fund (inception May 3, 2010)
Beginning AUV	$38.022	$26.189	$26.804	$19.828	$17.650	$17.236	$14.592	$11.656	$10.567	$10.713
Ending AUV	$55.057	$38.022	$26.189	$26.804	$19.828	$17.650	$17.236	$14.592	$11.656	$10.567
Ending number of AUs (000s)	112	112	107	109	73	95	186	71	2	81
Telecommunications Fund (inception November 19, 2010)
Beginning AUV	$16.613	$14.475	$17.050	$17.420	$14.319	$14.105	$14.025	$12.515	$10.741	$10.544
Ending AUV	$17.136	$16.613	$14.475	$17.050	$17.420	$14.319	$14.105	$14.025	$12.515	$10.741
Ending number of AUs (000s)	39	31	22	41	45	8	22	20	25	2
U.S. Government Plus Fund (inception May 3, 2010)
Beginning AUV	$19.535	$16.524	$17.471	$15.957	$16.007	$16.964	$12.437	$15.376	$15.228	$10.611
Ending AUV	$23.576	$19.535	$16.524	$17.471	$15.957	$16.007	$16.964	$12.437	$15.376	$15.228
Ending number of AUs (000s)	46	168	81	124	179	161	146	4	32	37
UltraBull Fund (inception May 3, 2010)
Beginning AUV	$60.940	$38.047	$45.029	$31.932	$26.924	$27.723	$22.496	$13.386	$10.384	$10.911
Ending AUV	$73.024	$60.940	$38.047	$45.029	$31.932	$26.924	$27.723	$22.496	$13.386	$10.384
Ending number of AUs (000s)	50	54	61	65	82	28	92	30	16	2
UltraMid-Cap Fund (inception May 3, 2010)
Beginning AUV	$46.378	$31.381	$42.852	$33.256	$24.114	$26.542	$23.012	$13.488	$10.180	$11.789
Ending AUV	$48.799	$46.378	$31.381	$42.852	$33.256	$24.114	$26.542	$23.012	$13.488	$10.180
Ending number of AUs (000s)	23	33	48	48	63	13	36	48	15	2
UltraNASDAQ-100 Fund (inception May 3, 2010)
Beginning AUV	$128.314	$71.419	$79.030	$46.950	$43.223	$38.048	$28.010	$15.644	$11.697	$11.838
Ending AUV	$239.049	$128.314	$71.419	$79.030	$46.950	$43.223	$38.048	$28.010	$15.644	$11.697
Ending number of AUs (000s)	85	103	37	457	311	40	40	40	24	—
UltraShort NASDAQ-100 Fund (inception November 19, 2010)
Beginning AUV	$0.216	$0.436	$0.493	$0.895	$1.122	$1.521	$2.368	$4.610	$7.116	$9.144
Ending AUV	$0.062	$0.216	$0.436	$0.493	$0.895	$1.122	$1.521	$2.368	$4.610	$7.116
Ending number of AUs (000s)	1,185	205	476	197	550	163	12	85	38	30
UltraSmall-Cap Fund (inception May 3, 2010)
Beginning AUV	$38.630	$26.220	$35.894	$28.670	$20.539	$23.601	$22.396	$11.998	$9.264	$11.413
Ending AUV	$44.961	$38.630	$26.220	$35.894	$28.670	$20.539	$23.601	$22.396	$11.998	$9.264
Ending number of AUs (000s)	58	33	38	196	59	26	37	39	11	11

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Utilities Fund (inception May 3, 2010)
Beginning AUV	$26.779	$21.794	$21.182	$19.146	$16.638	$17.776	$14.121	$12.462	$12.444	$10.590
Ending AUV	$26.136	$26.779	$21.794	$21.182	$19.146	$16.638	$17.776	$14.121	$12.462	$12.444
Ending number of AUs (000s)	112	204	152	108	121	65	231	29	67	96
Diversified Income Fund (inception November 19, 2010)
Beginning AUV	$14.246	$12.808	$12.935	$12.075	$11.454	$11.728	$11.688	$10.841	$9.720	$10.038
Ending AUV	$14.117	$14.246	$12.808	$12.935	$12.075	$11.454	$11.728	$11.688	$10.841	$9.720
Ending number of AUs (000s)	363	628	443	394	197	371	365	767	54	32
PUTNAM VARIABLE TRUST:
High Yield Fund (inception November 19, 2010)
Beginning AUV	$16.819	$14.702	$15.325	$14.326	$12.398	$13.099	$12.898	$11.959	$10.309	$10.131
Ending AUV	$17.694	$16.819	$14.702	$15.325	$14.326	$12.398	$13.099	$12.898	$11.959	$10.309
Ending number of AUs (000s)	686	599	131	319	1,230	84	106	1,094	337	601
Income Fund (inception November 19, 2010)
Beginning AUV	$15.056	$13.455	$13.428	$12.717	$12.468	$12.652	$11.885	$11.667	$10.535	$10.033
Ending AUV	$15.918	$15.056	$13.455	$13.428	$12.717	$12.468	$12.652	$11.885	$11.667	$10.535
Ending number of AUs (000s)	850	1,146	625	906	604	612	502	97	132	21
International Value Fund (inception date May 1, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.622	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	31	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Large Cap Value Fund (inception November 19, 2010)
Beginning AUV	$29.792	$22.846	$24.965	$21.020	$18.496	$19.076	$16.933	$12.788	$10.719	$10.516
Ending AUV	$31.521	$29.792	$22.846	$24.965	$21.020	$18.496	$19.076	$16.933	$12.788	$10.719
Ending number of AUs (000s)	439	416	411	428	248	315	206	193	59	53
Mortgage Securities Fund (inception November 19, 2010)
Beginning AUV	$12.677	$11.199	$11.301	$11.084	$11.061	$11.134	$10.673	$10.725	$10.530	$9.860
Ending AUV	$12.479	$12.677	$11.199	$11.301	$11.084	$11.061	$11.134	$10.673	$10.725	$10.530
Ending number of AUs (000s)	122	334	171	190	101	129	544	82	36	241
Multi Asset Absolute Return Fund (inception May 2, 2011)
Beginning AUV	$11.339	$10.706	$11.617	$10.859	$10.784	$10.842	$10.439	$10.030	$9.610	$9.980
Ending AUV	$10.503	$11.339	$10.706	$11.617	$10.859	$10.784	$10.842	$10.439	$10.030	$9.610
Ending number of AUs (000s)	220	212	226	157	125	308	64	34	23	3
Sustainable Leaders Fund (inception date May 1, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$14.044	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	68	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
REDWOOD INVESTMENT MANAGEMENT, LLC:
Managed Volatility Class I (inception date May 1, 2015):
Beginning AUV	$12.257	$11.222	$11.499	$10.648	$9.459	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$13.581	$12.257	$11.222	$11.499	$10.648	$9.459	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	914	1,138	562	988	1,168	2,025	N/A	N/A	N/A	N/A
Managed Volatility Class N (inception date October 31, 2014):
Beginning AUV	$11.816	$10.869	$11.191	$10.412	$9.290	$9.870	$10.000	N/A	N/A	N/A
Ending AUV	$13.029	$11.816	$10.869	$11.191	$10.412	$9.290	$9.870	N/A	N/A	N/A
Ending number of AUs (000s)	236	378	835	872	599	546	770	N/A	N/A	N/A

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ROYCE CAPITAL FUND:
Micro-Cap Portfolio
Beginning AUV	$23.805	$19.912	$21.892	$20.813	$17.386	$19.860	$20.597	$17.024	$15.821	$17.999
Ending AUV	$29.468	$23.805	$19.912	$21.892	$20.813	$17.386	$19.860	$20.597	$17.024	$15.821
Ending number of AUs (000s)	166	186	135	121	221	124	147	174	157	171
Small-Cap Portfolio
Beginning AUV	$27.992	$23.589	$25.735	$24.422	$20.191	$22.892	$22.174	$16.455	$14.627	$15.124
Ending AUV	$25.990	$27.992	$23.589	$25.735	$24.422	$20.191	$22.892	$22.174	$16.455	$14.627
Ending number of AUs (000s)	307	296	314	370	386	350	366	445	382	385
RUSSELL INVESTMENT FUNDS:
Balanced Strategy Fund (inception May 2, 2011)
Beginning AUV	$15.731	$13.508	$14.493	$12.941	$11.866	$12.146	$11.611	$10.327	$9.143	$10.000
Ending AUV	$16.934	$15.731	$13.508	$14.493	$12.941	$11.866	$12.146	$11.611	$10.327	$9.143
Ending number of AUs (000s)	34	34	35	52	62	65	65	68	141	2
Equity Growth Fund (inception May 2, 2011)
Beginning AUV	$16.775	$13.969	$15.428	$13.124	$11.840	$12.316	$11.902	$9.934	$8.587	$10.000
Ending AUV	$18.160	$16.775	$13.969	$15.428	$13.124	$11.840	$12.316	$11.902	$9.934	$8.587
Ending number of AUs (000s)	16	16	16	16	17	17	17	29	11	1
Global Real Estate Fund (inception May 2, 2011)
Beginning AUV	$17.303	$14.225	$15.088	$13.495	$13.099	$13.067	$11.387	$10.986	$8.613	$10.000
Ending AUV	$16.407	$17.303	$14.225	$15.088	$13.495	$13.099	$13.067	$11.387	$10.986	$8.613
Ending number of AUs (000s)	24	24	30	44	67	125	158	186	193	49
International Developed Markets Fund (inception May 2, 2011)
Beginning AUV	$14.239	$11.894	$13.972	$11.180	$10.922	$11.067	$11.583	$9.501	$7.930	$10.000
Ending AUV	$14.962	$14.239	$11.894	$13.972	$11.180	$10.922	$11.067	$11.583	$9.501	$7.930
Ending number of AUs (000s)	9	9	9	9	11	13	14	16	14	4
Moderate Strategy Fund (inception May 2, 2011)
Beginning AUV	$14.725	$13.084	$13.762	$12.524	$11.623	$11.825	$11.278	$10.561	$9.509	$10.000
Ending AUV	$15.667	$14.725	$13.084	$13.762	$12.524	$11.623	$11.825	$11.278	$10.561	$9.509
Ending number of AUs (000s)	19	25	25	26	26	26	26	41	14	4
Strategic Bond Fund (inception May 2, 2011)
Beginning AUV	$13.334	$12.211	$12.311	$11.853	$11.497	$11.513	$10.917	$11.078	$10.222	$10.000
Ending AUV	$14.458	$13.334	$12.211	$12.311	$11.853	$11.497	$11.513	$10.917	$11.078	$10.222
Ending number of AUs (000s)	18	20	20	22	29	35	35	39	18	7
U.S. Small Cap Equity Fund (inception May 2, 2011)
Beginning AUV	$19.693	$16.002	$18.179	$15.742	$13.267	$14.294	$14.074	$10.053	$8.679	$10.000
Ending AUV	$22.195	$19.693	$16.002	$18.179	$15.742	$13.267	$14.294	$14.074	$10.053	$8.679
Ending number of AUs (000s)	1	1	1	1	1	2	2	2	3	0
U.S. Strategic Equity Fund (inception May 2, 2011)
Beginning AUV	$24.775	$19.019	$21.048	$17.424	$15.749	$15.577	$13.946	$10.492	$9.069	$10.000
Ending AUV	$30.680	$24.775	$19.019	$21.048	$17.424	$15.749	$15.577	$13.946	$10.492	$9.069
Ending number of AUs (000s)	7	7	7	10	12	12	12	13	4	1
T ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth Portfolio II (inception May 1, 2006)
Beginning AUV	$41.064	$31.691	$31.177	$22.953	$22.831	$20.606	$18.932	$13.441	$11.400	$11.247
Ending AUV	$54.992	$41.064	$31.691	$31.177	$22.953	$22.831	$20.606	$18.932	$13.441	$11.400
Ending number of AUs (000s)	1,785	1,904	1,728	1,715	1,451	1,474	1,029	844	718	570

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Equity Income Portfolio II (inception May 1, 2006)
Beginning AUV	$24.393	$19.353	$21.430	$18.517	$15.580	$16.772	$15.659	$12.101	$10.350	$10.456
Ending AUV	$24.627	$24.393	$19.353	$21.430	$18.517	$15.580	$16.772	$15.659	$12.101	$10.350
Ending number of AUs (000s)	686	775	693	690	821	744	913	816	636	545
Health Sciences Portfolio II (inception May 1, 2006)
Beginning AUV	$64.246	$49.946	$49.522	$38.900	$43.568	$38.737	$29.520	$19.613	$14.972	$13.564
Ending AUV	$83.050	$64.246	$49.946	$49.522	$38.900	$43.568	$38.737	$29.520	$19.613	$14.972
Ending number of AUs (000s)	419	401	397	362	388	674	524	363	299	154
T ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond Portfolio II (inception May 1, 2007)
Beginning AUV	$12.887	$12.380	$12.266	$12.168	$12.032	$12.025	$11.978	$11.992	$11.707	$11.573
Ending AUV	$13.462	$12.887	$12.380	$12.266	$12.168	$12.032	$12.025	$11.978	$11.992	$11.707
Ending number of AUs (000s)	1,074	1,203	1,136	562	767	856	633	347	151	272
THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio
Beginning AUV	$16.148	$14.358	$18.024	$15.868	$14.140	$15.519	$14.868	$12.497	$9.815	$12.472
Ending AUV	$15.761	$16.148	$14.358	$18.024	$15.868	$14.140	$15.519	$14.868	$12.497	$9.815
Ending number of AUs (000s)	40	105	120	129	280	268	362	286	359	342
TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth Portfolio (inception November 19, 2010)
Beginning AUV	$15.147	$13.094	$14.353	$13.129	$12.403	$12.773	$12.450	$11.307	$10.490	$10.295
Ending AUV	$16.395	$15.147	$13.094	$14.353	$13.129	$12.403	$12.773	$12.450	$11.307	$10.490
Ending number of AUs (000s)	129	93	68	86	173	219	194	146	52	14
Strategic Growth Portfolio (inception November 19, 2010)
Beginning AUV	$16.255	$13.571	$15.404	$13.739	$13.025	$13.529	$13.317	$11.272	$10.116	$10.505
Ending AUV	$17.747	$16.255	$13.571	$15.404	$13.739	$13.025	$13.529	$13.317	$11.272	$10.116
Ending number of AUs (000s)	70	79	88	145	174	177	407	115	23	13
VANECK VIP TRUST:
Emerging Markets Fund
Beginning AUV	$33.219	$25.437	$33.244	$22.011	$21.989	$25.566	$25.672	$22.918	$17.655	$23.774
Ending AUV	$38.950	$33.219	$25.437	$33.244	$22.011	$21.989	$25.566	$25.672	$22.918	$17.655
Ending number of AUs (000s)	938	948	883	961	687	636	535	443	312	187
Emerging Markets Bond Fund
Beginning AUV	$15.452	$13.721	$14.618	$13.024	$12.238	$14.080	$13.779	$15.170	$14.373	$13.291
Ending AUV	$16.831	$15.452	$13.721	$14.618	$13.024	$12.238	$14.080	$13.779	$15.170	$14.373
Ending number of AUs (000s)	112	122	78	97	63	73	70	54	68	98
Global Gold Fund (inception May 1, 2013)
Beginning AUV	$10.535	$7.593	$9.102	$8.069	$5.454	$7.191	$7.654	$9.765	N/A	N/A
Ending AUV	$14.605	$10.535	$7.593	$9.102	$8.069	$5.454	$7.191	$7.654	N/A	N/A
Ending number of AUs (000s)	722	560	422	425	467	152	122	86	N/A	N/A
Global Resources Fund
Beginning AUV	$17.002	$15.198	$21.190	$21.556	$15.000	$22.537	$27.859	$25.204	$24.379	$29.178
Ending AUV	$20.251	$17.002	$15.198	$21.190	$21.556	$15.000	$22.537	$27.859	$25.204	$24.379
Ending number of AUs (000s)	290	174	160	185	262	166	173	182	205	218
VANGUARD VARIABLE INSURANCE FUND:
Balanced Portfolio (inception May 1, 2008)
Beginning AUV	$24.823	$20.267	$20.982	$18.290	$16.476	$16.461	$14.986	$12.500	$11.050	$10.709
Ending AUV	$27.474	$24.823	$20.267	$20.982	$18.290	$16.476	$16.461	$14.986	$12.500	$11.105
Ending number of AUs (000s)	1,480	1,416	1,197	1,206	1,209	1,152	1,092	905	427	259

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Capital Growth Portfolio (inception May 1, 2008)
Beginning AUV	$36.770	$29.067	$29.414	$22.831	$20.598	$20.071	$16.948	$12.239	$10.599	$10.700
Ending AUV	$43.195	$36.770	$29.067	$29.414	$22.831	$20.598	$20.071	$16.948	$12.239	$10.599
Ending number of AUs (000s)	227	290	295	315	312	326	416	377	135	67
Diversified Value Portfolio (inception May 1, 2008)
Beginning AUV	$23.432	$18.642	$20.512	$18.127	$16.046	$16.450	$14.978	$11.575	$9.936	$9.561
Ending AUV	$26.192	$23.432	$18.642	$20.512	$18.127	$16.046	$16.450	$14.978	$11.575	$9.936
Ending number of AUs (000s)	186	116	156	279	376	427	427	401	220	101
Equity Income Portfolio (inception November 20, 2009)
Beginning AUV	$34.033	$27.352	$29.087	$24.598	$21.377	$21.197	$19.026	$14.631	$12.902	$11.701
Ending AUV	$35.139	$34.033	$27.352	$29.087	$24.598	$21.377	$21.197	$19.026	$14.631	$12.902
Ending number of AUs (000s)	1,296	1,489	1,480	1,324	1,338	1,446	1,499	1,482	342	107
Equity Index Portfolio (inception May 1, 2008)
Beginning AUV	$29.538	$22.496	$23.558	$19.364	$17.319	$17.102	$15.067	$11.399	$9.839	$9.652
Ending AUV	$34.914	$29.538	$22.496	$23.558	$19.364	$17.319	$17.102	$15.067	$11.399	$9.839
Ending number of AUs (000s)	1,364	1,327	1,315	1,378	1,233	1,162	1,242	870	574	389
Growth Portfolio (inception November 20, 2009)
Beginning AUV	$38.682	$28.906	$28.849	$22.036	$22.277	$20.631	$18.131	$13.402	$11.317	$11.412
Ending AUV	$55.351	$38.682	$28.906	$28.849	$22.036	$22.277	$20.631	$18.131	$13.402	$11.317
Ending number of AUs (000s)	281	264	272	314	275	242	214	222	189	108
High Yield Bond Portfolio (inception November 20, 2009)
Beginning AUV	$20.266	$17.520	$18.012	$16.833	$15.117	$15.359	$14.711	$14.098	$12.335	$11.535
Ending AUV	$21.416	$20.266	$17.520	$18.012	$16.833	$15.117	$15.359	$14.711	$14.098	$12.335
Ending number of AUs (000s)	519	553	508	648	776	747	968	673	630	142
International Portfolio (inception May 1, 2008)
Beginning AUV	$18.728	$14.273	$16.333	$11.448	$11.237	$11.324	$12.054	$9.779	$8.140	$9.415
Ending AUV	$29.512	$18.728	$14.273	$16.333	$11.448	$11.237	$11.324	$12.054	$9.779	$8.140
Ending number of AUs (000s)	1,521	1,802	1,806	1,631	1,623	1,605	1,362	914	689	474
Mid Cap Index Portfolio (inception November 20, 2009)
Beginning AUV	$35.730	$27.301	$30.110	$25.286	$22.757	$23.088	$20.325	$15.064	$13.007	$13.277
Ending AUV	$42.187	$35.730	$27.301	$30.110	$25.286	$22.757	$23.088	$20.325	$15.064	$13.007
Ending number of AUs (000s)	574	626	629	636	546	501	483	352	209	137
REIT Index Portfolio (inception May 1, 2008)
Beginning AUV	$33.084	$25.685	$27.137	$25.900	$23.903	$23.383	$17.972	$17.562	$14.952	$13.789
Ending AUV	$31.478	$33.084	$25.685	$27.137	$25.900	$23.903	$23.383	$17.972	$17.562	$14.952
Ending number of AUs (000s)	645	809	864	861	989	1,154	1,079	879	463	285
Short-Term Investment Grade Portfolio (inception May 1, 2008)
Beginning AUV	$14.194	$13.429	$13.291	$13.019	$12.675	$12.534	$12.317	$12.186	$11.671	$11.440
Ending AUV	$14.974	$14.194	$13.429	$13.291	$13.019	$12.675	$12.534	$12.317	$12.186	$11.671
Ending number of AUs (000s)	3,223	3,740	3,705	3,556	3,735	3,861	3,672	2,797	1,509	1,170
Small Company Growth Portfolio (inception date May 1, 2008)
Beginning AUV	$36.490	$28.484	$30.714	$24.877	$21.644	$22.257	$21.529	$14.691	$12.814	$12.642
Ending AUV	$44.950	$36.490	$28.484	$30.714	$24.877	$21.644	$22.257	$21.529	$14.691	$12.814
Ending number of AUs (000s)	203	250	301	313	324	357	362	397	182	127
Total Bond Market Index Portfolio (inception May 1, 2008)
Beginning AUV	$15.592	$14.347	$14.366	$13.883	$13.548	$13.503	$12.752	$13.050	$12.545	$11.654
Ending AUV	$16.774	$15.592	$14.347	$14.366	$13.883	$13.548	$13.503	$12.752	$13.050	$12.545
Ending number of AUs (000s)	4,351	4,100	3,584	3,827	3,680	2,787	2,517	1,419	1,346	799
Total Stock Market Index Portfolio (inception May 1, 2008)
Beginning AUV	$29.436	$22.513	$23.782	$19.660	$17.467	$17.403	$15.498	$11.628	$9.996	$9.913
Ending AUV	$35.486	$29.436	$22.513	$23.782	$19.660	$17.467	$17.403	$15.498	$11.628	$9.996
Ending number of AUs (000s)	1,766	1,734	1,833	1,865	1,963	1,875	2,000	1,963	813	510

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VIRTUS VARIABLE INSURANCE TRUST (inception November 18, 2011)
Duff & Phelps Real Estate Securities Series
Beginning AUV	$22.870	$17.949	$19.202	$18.121	$16.964	$16.570	$12.589	$12.477	$10.667	$10.087
Ending AUV	$22.516	$22.870	$17.949	$19.202	$18.121	$16.964	$16.570	$12.589	$12.477	$10.667
Ending number of AUs (000s)	246	257	255	235	230	248	349	175	124	11
Newfleet Multi-Sector Intermediate Bond Series
Beginning AUV	$14.902	$13.490	$13.859	$12.986	$11.882	$12.033	$11.809	$11.549	$10.069	$9.993
Ending AUV	$15.876	$14.902	$13.490	$13.859	$12.986	$11.882	$12.033	$11.809	$11.549	$10.069
Ending number of AUs (000s)	934	746	673	993	559	492	466	270	800	90
SGA International Series
Beginning AUV	$12.368	$10.434	$12.521	$10.799	$10.975	$12.260	$12.758	$11.836	$10.159	$9.800
Ending AUV	$15.292	$12.368	$10.434	$12.521	$10.799	$10.975	$12.260	$12.758	$11.836	$10.159
Ending number of AUs (000s)	103	117	105	126	107	202	169	222	120	1
WELLS FARGO ADVANTAGE VT FUNDS:
Discovery Fund
Beginning AUV	$55.391	$39.844	$42.872	$33.201	$30.843	$31.300	$31.190	$21.690	$18.422	$18.345
Ending AUV	$90.093	$55.391	$39.844	$42.872	$33.201	$30.843	$31.300	$31.190	$21.690	$18.422
Ending number of AUs (000s)	135	176	111	117	104	137	182	352	106	70
Opportunity Fund
Beginning AUV	$37.780	$28.738	$30.949	$25.697	$22.897	$23.626	$21.396	$16.373	$14.173	$15.001
Ending AUV	$45.716	$37.780	$28.738	$30.949	$25.697	$22.897	$23.626	$21.396	$16.373	$14.173
Ending number of AUs (000s)	21	28	34	33	38	27	24	21	23	26
WESTCHESTER CAPITAL
Merger Fund VL (inception May 3, 2010)
Beginning AUV	$13.338	$12.563	$11.731	$11.437	$11.165	$11.267	$11.114	$10.699	$10.436	$10.346
Ending AUV	$14.322	$13.338	$12.563	$11.731	$11.437	$11.165	$11.267	$11.114	$10.699	$10.436
Ending number of AUs (000s)	1,638	1,822	1,699	1,134	1,213	1,154	1,107	925	513	403

Jefferson National Life Insurance Company
Jefferson National Life Annuity Account G - Monument Advisor with ROP Rider
CONDENSED FINANCIAL INFORMATION
The tables below provide per unit information about the financial history of each Sub-account.
The inception of the funds is May 1, 2017 unless otherwise noted.
	2020	2019	2018	2017
AB VARIABLE PRODUCTS SERIES FUND, INC.:
Dynamic Asset Allocation Portfolio
Beginning AUV	$11.501	$9.995	$10.804	$10.000
Ending AUV	$12.042	$11.501	$9.995	$10.804
Ending number of AUs (000s)	3	3	3	8
Global Thematic Growth Portfolio
Beginning AUV	$13.608	$10.501	$11.683	$10.000
Ending AUV	$18.898	$13.608	$10.501	$11.683
Ending number of AUs (000s)	7	5	10	—
Growth and Income Portfolio
Beginning AUV	$13.366	$10.803	$11.462	$10.000
Ending AUV	$13.709	$13.366	$10.803	$11.462
Ending number of AUs (000s)	86	92	80	2
International Growth Portfolio
Beginning AUV	$11.995	$9.442	$11.476	$10.000
Ending AUV	$15.522	$11.995	$9.442	$11.476
Ending number of AUs (000s)	—	—	—	—
International Value Portfolio
Beginning AUV	$10.041	$8.610	$11.195	$10.000
Ending AUV	$10.247	$10.041	$8.610	$11.195
Ending number of AUs (000s)	—	—	—	—
Small Mid Cap Value Portfolio
Beginning AUV	$11.226	$9.377	$11.086	$10.000
Ending AUV	$11.551	$11.226	$9.377	$11.086
Ending number of AUs (000s)	15	12	15	3
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy Portfolio
Beginning AUV	$11.460	$9.731	$10.190	$10.000
Ending AUV	$13.696	$11.460	$9.731	$10.190
Ending number of AUs (000s)	49	7	5	3
THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV	$15.181	$11.382	$11.410	$10.000
Ending AUV	$21.487	$15.181	$11.382	$11.410
Ending number of AUs (000s)	25	22	6	5
Large Cap Growth Portfolio
Beginning AUV	$14.574	$11.454	$11.224	$10.000
Ending AUV	$24.307	$14.574	$11.454	$11.224
Ending number of AUs (000s)	36	30	27	—
Mid Cap Growth Portfolio
Beginning AUV	$13.861	$10.657	$11.532	$10.000
Ending AUV	$22.785	$13.861	$10.657	$11.532
Ending number of AUs (000s)	5	12	7	2

	2020	2019	2018	2017
ALPS VARIABLE INSURANCE TRUST:
ALPS Alerian Energy Infrastructure Portfolio II
Beginning AUV	$9.550	$7.943	$9.816	$10.000
Ending AUV	$7.140	$9.550	$7.943	$9.816
Ending number of AUs (000s)	34	47	48	6
ALPS Red Rocks Global Opportunity Portfolio
Beginning AUV	$13.622	$9.756	$11.170	$10.000
Ending AUV	$14.860	$13.622	$9.756	$11.170
Ending number of AUs (000s)	13	10	5	3
Morningstar Aggressive Growth ETF Asset Allocation Portfolio II
Beginning AUV	$12.302	$10.085	$11.139	$10.000
Ending AUV	$13.507	$12.302	$10.085	$11.139
Ending number of AUs (000s)	24	29	32	35
Morningstar Balanced ETF Asset Allocation Portfolio II
Beginning AUV	$11.683	$10.064	$10.749	$10.000
Ending AUV	$12.729	$11.683	$10.064	$10.749
Ending number of AUs (000s)	2	2	2	2
Morningstar Conservative ETF Asset Allocation Portfolio II
Beginning AUV	$11.003	$10.061	$10.320	$10.000
Ending AUV	$11.700	$11.003	$10.061	$10.320
Ending number of AUs (000s)	—	3	3	3
Morningstar Growth ETF Asset Allocation Portfolio II
Beginning AUV	$12.059	$10.084	$10.982	$10.000
Ending AUV	$13.246	$12.059	$10.084	$10.982
Ending number of AUs (000s)	11	12	5	4
Morningstar Income and Growth ETF Asset Allocation Portfolio II
Beginning AUV	$11.360	$10.077	$10.540	$10.000
Ending AUV	$12.299	$11.360	$10.077	$10.540
Ending number of AUs (000s)	3	1	1	—
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund
Beginning AUV	$12.423	$10.381	$10.811	$10.000
Ending AUV	$13.959	$12.423	$10.381	$10.811
Ending number of AUs (000s)	14	0	—	—
VP Disciplined Core Value Fund
Beginning AUV	$12.979	$10.487	$11.277	$10.000
Ending AUV	$14.490	$12.979	$10.487	$11.277
Ending number of AUs (000s)	46	12	17	—
VP Inflation Protection Fund
Beginning AUV	$10.775	$9.909	$10.212	$10.000
Ending AUV	$11.787	$10.775	$9.909	$10.212
Ending number of AUs (000s)	21	13	32	6
VP International Fund
Beginning AUV	$12.639	$9.857	$11.644	$10.000
Ending AUV	$15.886	$12.639	$9.857	$11.644
Ending number of AUs (000s)	2	0	0	—
VP Large Company Value Fund
Beginning AUV	$12.520	$9.836	$10.712	$10.000
Ending AUV	$12.828	$12.520	$9.836	$10.712
Ending number of AUs (000s)	6	6	—	—

	2020	2019	2018	2017
VP Ultra Fund
Beginning AUV	$15.745	$11.717	$11.646	$10.000
Ending AUV	$23.558	$15.745	$11.717	$11.646
Ending number of AUs (000s)	47	23	18	1
VP Value Fund
Beginning AUV	$12.357	$9.742	$10.740	$10.000
Ending AUV	$12.460	$12.357	$9.742	$10.740
Ending number of AUs (000s)	5	8	18	1
AMERICAN FUNDS INSURANCE SERIES:
American High-Income Trust Fund
Beginning AUV	$11.214	$10.004	$10.290	$10.000
Ending AUV	$12.064	$11.214	$10.004	$10.290
Ending number of AUs (000s)	17	5	5	4
Asset Allocation Fund
Beginning AUV	$12.493	$10.346	$10.888	$10.000
Ending AUV	$13.991	$12.493	$10.346	$10.888
Ending number of AUs (000s)	138	58	44	27
Capital Income Builder Fund (inception May 1, 2018)
Beginning AUV	$11.221	$9.554	$10.000	N/A
Ending AUV	$11.665	$11.221	$9.554	N/A
Ending number of AUs (000s)	15	10	—	N/A
Capital World Bond Fund
Beginning AUV	$10.884	$10.136	$10.317	$10.000
Ending AUV	$11.912	$10.884	$10.136	$10.317
Ending number of AUs (000s)	14	6	21	2
Capital World Growth and Income Fund (inception May 1, 2018)
Beginning AUV	$11.602	$8.888	$10.000	N/A
Ending AUV	$12.574	$11.602	$8.888	N/A
Ending number of AUs (000s)	27	29	6	N/A
Global Growth Fund (inception May 1, 2018)
Beginning AUV	$11.899	$8.835	$10.000	N/A
Ending AUV	$15.465	$11.899	$8.835	N/A
Ending number of AUs (000s)	38	10	9	N/A
Global Small Cap Fund (inception May 1, 2018)
Beginning AUV	$11.465	$8.749	$10.000	N/A
Ending AUV	$14.812	$11.465	$8.749	N/A
Ending number of AUs (000s)	17	6	6	N/A
Growth Fund
Beginning AUV	$14.720	$11.301	$11.376	$10.000
Ending AUV	$22.298	$14.720	$11.301	$11.376
Ending number of AUs (000s)	163	146	139	66
Growth-Income Fund
Beginning AUV	$13.894	$11.057	$11.306	$10.000
Ending AUV	$15.712	$13.894	$11.057	$11.306
Ending number of AUs (000s)	182	127	118	35
International Fund
Beginning AUV	$12.279	$10.025	$11.595	$10.000
Ending AUV	$13.935	$12.279	$10.025	$11.595
Ending number of AUs (000s)	92	102	78	46

	2020	2019	2018	2017
International Growth and Income Fund (inception May 1, 2018)
Beginning AUV	$10.700	$8.750	$10.000	N/A
Ending AUV	$11.297	$10.700	$8.750	N/A
Ending number of AUs (000s)	16	17	3	N/A
Managed Risk Asset Allocation Fund
Beginning AUV	$12.114	$10.283	$10.829	$10.000
Ending AUV	$12.808	$12.114	$10.283	$10.829
Ending number of AUs (000s)	26	27	15	15
Managed Risk Washington Mutual Investors Fund
Beginning AUV	$11.654	$10.249	$11.081	$10.000
Ending AUV	$11.492	$11.654	$10.249	$11.081
Ending number of AUs (000s)	3	7	6	2
Mortgage Fund
Beginning AUV	$10.437	$9.974	$9.982	$10.000
Ending AUV	$11.087	$10.437	$9.974	$9.982
Ending number of AUs (000s)	12	3	3	3
New World Fund
Beginning AUV	$12.552	$9.759	$11.397	$10.000
Ending AUV	$15.452	$12.552	$9.759	$11.397
Ending number of AUs (000s)	137	82	59	8
The Bond Fund of America
Beginning AUV	$10.959	$10.062	$10.167	$10.000
Ending AUV	$11.969	$10.959	$10.062	$10.167
Ending number of AUs (000s)	113	32	26	49
U.S. Government Securities Fund (inception May 1, 2018)
Beginning AUV	$10.784	$10.271	$10.000	N/A
Ending AUV	$11.788	$10.784	$10.271	N/A
Ending number of AUs (000s)	35	13	3	N/A
Washington Mutual Investors Fund
Beginning AUV	$12.317	$10.192	$11.207	$10.000
Ending AUV	$13.340	$12.317	$10.192	$11.207
Ending number of AUs (000s)	112	120	64	32
AMUNDI PIONEER ASSET MANAGEMENT TRUST:
Bond Portfolio
Beginning AUV	$10.988	$10.107	$10.224	$10.000
Ending AUV	$11.896	$10.988	$10.107	$10.224
Ending number of AUs (000s)	20	18	31	10
Equity Income Portfolio
Beginning AUV	$12.709	$10.164	$11.158	$10.000
Ending AUV	$12.657	$12.709	$10.164	$11.158
Ending number of AUs (000s)	8	33	15	2
Fund Portfolio
Beginning AUV	$14.540	$11.113	$11.327	$10.000
Ending AUV	$17.996	$14.540	$11.113	$11.327
Ending number of AUs (000s)	10	9	1	1
High Yield Portfolio
Beginning AUV	$11.263	$9.870	$10.291	$10.000
Ending AUV	$11.469	$11.263	$9.870	$10.291
Ending number of AUs (000s)	—	1	1	—

	2020	2019	2018	2017
Mid Cap Value Portfolio
Beginning AUV	$11.264	$8.808	$10.957	$10.000
Ending AUV	$11.458	$11.264	$8.808	$10.957
Ending number of AUs (000s)	1	2	2	—
Strategic Income Portfolio
Beginning AUV	$10.980	$10.041	$10.255	$10.000
Ending AUV	$11.772	$10.980	$10.041	$10.255
Ending number of AUs (000s)	65	35	26	—
BLACKROCK VARIABLE SERIES TRUST FUNDS:
Advantage Large Cap Core V.I. Fund
Beginning AUV	$13.564	$10.567	$11.200	$10.000
Ending AUV	$16.185	$13.564	$10.567	$11.200
Ending number of AUs (000s)	16	5	39	3
Advantage Large Cap Value V.I. Fund
Beginning AUV	$12.599	$10.127	$11.079	$10.000
Ending AUV	$13.011	$12.599	$10.127	$11.079
Ending number of AUs (000s)	29	26	20	1
Equity Dividend V.I. Fund
Beginning AUV	$13.194	$10.367	$11.215	$10.000
Ending AUV	$13.645	$13.194	$10.367	$11.215
Ending number of AUs (000s)	16	6	2	1
Global Allocation V.I. Fund
Beginning AUV	$11.646	$9.905	$10.733	$10.000
Ending AUV	$14.037	$11.646	$9.905	$10.733
Ending number of AUs (000s)	31	23	22	12
High Yield V.I. Fund
Beginning AUV	$11.473	$10.003	$10.316	$10.000
Ending AUV	$12.261	$11.473	$10.003	$10.316
Ending number of AUs (000s)	27	39	23	7
Large Cap Focus Growth V.I. Fund
Beginning AUV	$15.554	$11.771	$11.472	$10.000
Ending AUV	$22.275	$15.554	$11.771	$11.472
Ending number of AUs (000s)	87	15	15	2
Total Return V.I. Fund
Beginning AUV	$10.989	$10.083	$10.172	$10.000
Ending AUV	$11.911	$10.989	$10.083	$10.172
Ending number of AUs (000s)	86	79	34	8
U.S. Government Bond V.I. Fund
Beginning AUV	$10.611	$10.012	$10.028	$10.000
Ending AUV	$11.235	$10.611	$10.012	$10.028
Ending number of AUs (000s)	17	2	1	1
BNY MELLON INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio
Beginning AUV	$12.182	$9.983	$10.984	$10.000
Ending AUV	$13.458	$12.182	$9.983	$10.984
Ending number of AUs (000s)	75	73	45	6
BNY MELLON SUSTAINABLE U.S. EQUITY FUND
Beginning AUV	$13.749	$10.249	$10.737	$10.000
Ending AUV	$17.043	$13.749	$10.249	$10.737
Ending number of AUs (000s)	16	—	—	—

	2020	2019	2018	2017
BNY MELLON STOCK INDEX FUND
Beginning AUV	$13.990	$10.718	$11.295	$10.000
Ending AUV	$16.427	$13.990	$10.718	$11.295
Ending number of AUs (000s)	62	83	20	3
BNY MELLON VARIABLE INVESTMENT FUND:
CALVERT VARIABLE PRODUCTS:
SRI Balanced Fund
Beginning AUV	$12.941	$10.429	$10.729	$10.000
Ending AUV	$14.828	$12.941	$10.429	$10.729
Ending number of AUs (000s)	19	10	—	—
COLUMBIA FUNDS VARIABLE SERIES TRUST:
Select Large Cap Value Portfolio
Beginning AUV	$12.824	$10.133	$11.561	$10.000
Ending AUV	$13.712	$12.824	$10.133	$11.561
Ending number of AUs (000s)	54	67	77	7
Select Small Cap Value Portfolio
Beginning AUV	$11.302	$9.613	$11.014	$10.000
Ending AUV	$12.322	$11.302	$9.613	$11.014
Ending number of AUs (000s)	2	2	2	—
Seligman Global Technology Portfolio II
Beginning AUV	$15.992	$10.335	$11.306	$10.000
Ending AUV	$23.281	$15.992	$10.335	$11.306
Ending number of AUs (000s)	118	81	53	24
Strategic Income Portfolio
Beginning AUV	$11.243	$10.216	$10.297	$10.000
Ending AUV	$11.970	$11.243	$10.216	$10.297
Ending number of AUs (000s)	3	4	4	3
CREDIT SUISSE TRUST:
Commodity Return Strategy Portfolio
Beginning AUV	$9.822	$9.220	$10.452	$10.000
Ending AUV	$9.662	$9.822	$9.220	$10.452
Ending number of AUs (000s)	7	7	6	—
DFA INVESTMENT DIMENSIONS GROUP, INC:
VA Equity Allocation Portfolio
Beginning AUV	$11.480	$9.163	$10.370	$10.000
Ending AUV	$12.812	$11.480	$9.163	$10.370
Ending number of AUs (000s)	45	21	21	—
VA Global Bond Portfolio
Beginning AUV	$10.532	$10.160	$10.035	$10.000
Ending AUV	$10.632	$10.532	$10.160	$10.035
Ending number of AUs (000s)	331	330	247	38
VA Global Moderate Allocation Portfolio
Beginning AUV	$11.843	$10.076	$10.877	$10.000
Ending AUV	$13.114	$11.843	$10.076	$10.877
Ending number of AUs (000s)	93	92	54	6
VA International Small Portfolio
Beginning AUV	$11.404	$9.251	$11.588	$10.000
Ending AUV	$12.416	$11.404	$9.251	$11.588
Ending number of AUs (000s)	134	144	103	25

	2020	2019	2018	2017
VA International Value Portfolio
Beginning AUV	$11.081	$9.613	$11.652	$10.000
Ending AUV	$10.832	$11.081	$9.613	$11.652
Ending number of AUs (000s)	290	277	210	38
VA Short-Term Fixed Portfolio
Beginning AUV	$10.341	$10.138	$10.011	$10.000
Ending AUV	$10.351	$10.341	$10.138	$10.011
Ending number of AUs (000s)	247	259	266	47
VA U.S. Large Value Portfolio
Beginning AUV	$12.454	$9.950	$11.379	$10.000
Ending AUV	$12.221	$12.454	$9.950	$11.379
Ending number of AUs (000s)	347	334	256	39
VA U.S. Targeted Value Portfolio
Beginning AUV	$11.185	$9.172	$10.957	$10.000
Ending AUV	$11.573	$11.185	$9.172	$10.957
Ending number of AUs (000s)	243	223	215	48
DELAWARE VIP TRUST:
Small Cap Value Series
Beginning AUV	$11.393	$8.934	$10.773	$10.000
Ending AUV	$11.129	$11.393	$8.934	$10.773
Ending number of AUs (000s)	32	41	43	10
EATON VANCE VARIABLE TRUST:
Floating-Rate Income Fund
Beginning AUV	$10.878	$10.175	$10.193	$10.000
Ending AUV	$11.078	$10.878	$10.175	$10.193
Ending number of AUs (000s)	98	127	113	1
FEDERATED HERMES INSURANCE SERIES:
High Income Bond Fund II
Beginning AUV	$11.367	$9.939	$10.292	$10.000
Ending AUV	$11.984	$11.367	$9.939	$10.292
Ending number of AUs (000s)	35	21	20	6
Kaufmann Fund II
Beginning AUV	$15.829	$11.873	$11.480	$10.000
Ending AUV	$20.306	$15.829	$11.873	$11.480
Ending number of AUs (000s)	49	42	44	14
Managed Volatility Fund II
Beginning AUV	$12.150	$10.121	$11.077	$10.000
Ending AUV	$12.245	$12.150	$10.121	$11.077
Ending number of AUs (000s)	6	2	8	1
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced Portfolio
Beginning AUV	$12.852	$10.370	$10.868	$10.000
Ending AUV	$15.672	$12.852	$10.370	$10.868
Ending number of AUs (000s)	156	86	86	28
Contrafund Portfolio
Beginning AUV	$13.571	$10.354	$11.107	$10.000
Ending AUV	$17.648	$13.571	$10.354	$11.107
Ending number of AUs (000s)	58	36	29	12

	2020	2019	2018	2017
Disciplined Small Cap Portfolio
Beginning AUV	$11.160	$9.059	$10.464	$10.000
Ending AUV	$13.163	$11.160	$9.059	$10.464
Ending number of AUs (000s)	21	17	6	1
Energy Portfolio (inception date May 1, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A
Ending AUV	$11.667	N/A	N/A	N/A
Ending number of AUs (000s)	8	N/A	N/A	N/A
Equity-Income Portfolio
Beginning AUV	$12.619	$9.943	$10.887	$10.000
Ending AUV	$13.412	$12.619	$9.943	$10.887
Ending number of AUs (000s)	66	4	—	—
Freedom Income Portfolio
Beginning AUV	$11.359	$10.191	$10.444	$10.000
Ending AUV	$12.509	$11.359	$10.191	$10.444
Ending number of AUs (000s)	12	3	3	3
Growth Portfolio
Beginning AUV	$15.373	$11.491	$11.559	$10.000
Ending AUV	$22.034	$15.373	$11.491	$11.559
Ending number of AUs (000s)	9	7	1	1
Growth & Income Portfolio
Beginning AUV	$13.090	$10.109	$11.149	$10.000
Ending AUV	$14.063	$13.090	$10.109	$11.149
Ending number of AUs (000s)	21	2	2	2
Growth Opportunities Portfolio
Beginning AUV	$18.210	$12.981	$11.586	$10.000
Ending AUV	$30.588	$18.210	$12.981	$11.586
Ending number of AUs (000s)	100	34	32	—
High Income Portfolio
Beginning AUV	$11.343	$9.898	$10.286	$10.000
Ending AUV	$11.600	$11.343	$9.898	$10.286
Ending number of AUs (000s)	0	4	4	—
International Capital Appreciation Portfolio
Beginning AUV	$13.559	$10.215	$11.757	$10.000
Ending AUV	$16.505	$13.559	$10.215	$11.757
Ending number of AUs (000s)	106	109	92	1
Investment Grade Bond Portfolio
Beginning AUV	$11.044	$10.110	$10.205	$10.000
Ending AUV	$12.038	$11.044	$10.110	$10.205
Ending number of AUs (000s)	66	18	10	6
Mid Cap Portfolio
Beginning AUV	$11.815	$9.606	$11.288	$10.000
Ending AUV	$13.905	$11.815	$9.606	$11.288
Ending number of AUs (000s)	15	11	13	—
Overseas Portfolio
Beginning AUV	$12.282	$9.647	$11.375	$10.000
Ending AUV	$14.144	$12.282	$9.647	$11.375
Ending number of AUs (000s)	15	1	1	1
Real Estate Portfolio
Beginning AUV	$11.786	$9.601	$10.279	$10.000
Ending AUV	$10.970	$11.786	$9.601	$10.279
Ending number of AUs (000s)	12	13	11	3

	2020	2019	2018	2017
Strategic Income Portfolio
Beginning AUV	$11.133	$10.076	$10.384	$10.000
Ending AUV	$11.912	$11.133	$10.076	$10.384
Ending number of AUs (000s)	45	47	33	29
Value Portfolio
Beginning AUV	$12.449	$9.454	$11.020	$10.000
Ending AUV	$13.178	$12.449	$9.454	$11.020
Ending number of AUs (000s)	18	16	16	—
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable Fund
Beginning AUV	$11.161	$9.523	$10.662	$10.000
Ending AUV	$11.908	$11.161	$9.523	$10.662
Ending number of AUs (000s)	132	93	62	7
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate II Fund
Beginning AUV	$12.128	$9.926	$10.663	$10.000
Ending AUV	$11.458	$12.128	$9.926	$10.663
Ending number of AUs (000s)	12	0	0	—
Income II Fund
Beginning AUV	$11.735	$10.127	$10.598	$10.000
Ending AUV	$11.799	$11.735	$10.127	$10.598
Ending number of AUs (000s)	47	43	36	10
Mutual Shares II Fund
Beginning AUV	$11.479	$9.379	$10.330	$10.000
Ending AUV	$10.884	$11.479	$9.379	$10.330
Ending number of AUs (000s)	1	10	10	10
Rising Dividends Fund
Beginning AUV	$13.783	$10.682	$11.270	$10.000
Ending AUV	$15.961	$13.783	$10.682	$11.270
Ending number of AUs (000s)	48	24	4	—
Strategic Income II Fund
Beginning AUV	$10.740	$9.954	$10.187	$10.000
Ending AUV	$11.092	$10.740	$9.954	$10.187
Ending number of AUs (000s)	8	9	1	—
Templeton Global Bond II Fund
Beginning AUV	$10.151	$9.966	$9.791	$10.000
Ending AUV	$9.600	$10.151	$9.966	$9.791
Ending number of AUs (000s)	33	42	40	18
U.S. Government Securities II Fund
Beginning AUV	$10.579	$10.069	$10.050	$10.000
Ending AUV	$10.968	$10.579	$10.069	$10.050
Ending number of AUs (000s)	57	24	0	—
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Multi-Strategy Alternatives Fund
Beginning AUV	$10.272	$9.473	$10.212	$10.000
Ending AUV	$10.932	$10.272	$9.473	$10.212
Ending number of AUs (000s)	21	3	1	1

	2020	2019	2018	2017
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Floating Rate Strategies Fund (Series F)
Beginning AUV	$10.875	$10.122	$10.219	$10.000
Ending AUV	$10.859	$10.875	$10.122	$10.219
Ending number of AUs (000s)	29	47	67	14
Global Managed Futures Strategy Fund
Beginning AUV	$10.347	$9.582	$10.549	$10.000
Ending AUV	$10.600	$10.347	$9.582	$10.549
Ending number of AUs (000s)	5	0	0	—
High Yield Fund (Series P)
Beginning AUV	$10.990	$9.853	$10.292	$10.000
Ending AUV	$11.483	$10.990	$9.853	$10.292
Ending number of AUs (000s)	12	13	11	1
Long Short Equity Fund
Beginning AUV	$10.416	$9.885	$11.370	$10.000
Ending AUV	$10.913	$10.416	$9.885	$11.370
Ending number of AUs (000s)	4	4	4	—
Multi-Hedge Strategies Fund (inception February 3, 2006)
Beginning AUV	$10.221	$9.748	$10.284	$10.000
Ending AUV	$10.960	$10.221	$9.748	$10.284
Ending number of AUs (000s)	54	1	1	1
Rydex Banking Fund
Beginning AUV	$11.629	$9.071	$11.242	$10.000
Ending AUV	$10.629	$11.629	$9.071	$11.242
Ending number of AUs (000s)	13	0	0	—
Rydex Basic Materials Fund
Beginning AUV	$11.378	$9.384	$11.384	$10.000
Ending AUV	$13.605	$11.378	$9.384	$11.384
Ending number of AUs (000s)	0	0	1	—
Rydex Biotechnology Fund
Beginning AUV	$12.556	$10.087	$11.156	$10.000
Ending AUV	$15.209	$12.556	$10.087	$11.156
Ending number of AUs (000s)	22	21	18	4
Rydex Commodities Strategy Fund
Beginning AUV	$10.993	$9.552	$11.271	$10.000
Ending AUV	$8.482	$10.993	$9.552	$11.271
Ending number of AUs (000s)	0	1	6	—
Rydex Consumer Products Fund
Beginning AUV	$11.239	$9.201	$10.487	$10.000
Ending AUV	$12.073	$11.239	$9.201	$10.487
Ending number of AUs (000s)	4	16	—	—
Rydex Dow 2X Strategy Fund
Beginning AUV	$17.763	$12.063	$14.085	$10.000
Ending AUV	$18.043	$17.763	$12.063	$14.085
Ending number of AUs (000s)	11	14	3	7
Rydex Electronics Fund
Beginning AUV	$16.384	$10.302	$11.819	$10.000
Ending AUV	$25.515	$16.384	$10.302	$11.819
Ending number of AUs (000s)	4	5	6	2

	2020	2019	2018	2017
Rydex Energy Fund
Beginning AUV	$8.492	$7.962	$10.702	$10.000
Ending AUV	$5.582	$8.492	$7.962	$10.702
Ending number of AUs (000s)	48	21	6	—
Rydex Energy Services Fund
Beginning AUV	$5.401	$5.413	$9.974	$10.000
Ending AUV	$3.380	$5.401	$5.413	$9.974
Ending number of AUs (000s)	66	4	—	—
Rydex Europe 1.25X Strategy Fund
Beginning AUV	$11.692	$9.117	$11.269	$10.000
Ending AUV	$11.702	$11.692	$9.117	$11.269
Ending number of AUs (000s)	—	—	—	—
Rydex Financial Services Fund
Beginning AUV	$12.571	$9.830	$11.223	$10.000
Ending AUV	$12.539	$12.571	$9.830	$11.223
Ending number of AUs (000s)	5	5	—	1
Rydex Government Long Bond 1.2X Strategy Fund
Beginning AUV	$11.851	$10.163	$10.750	$10.000
Ending AUV	$14.432	$11.851	$10.163	$10.750
Ending number of AUs (000s)	0	0	—	—
Rydex Health Care Fund
Beginning AUV	$13.500	$11.031	$10.911	$10.000
Ending AUV	$15.997	$13.500	$11.031	$10.911
Ending number of AUs (000s)	20	8	7	—
Rydex High Yield Strategy Fund
Beginning AUV	$11.566	$10.176	$10.280	$10.000
Ending AUV	$11.495	$11.566	$10.176	$10.280
Ending number of AUs (000s)	2	4	2	—
Rydex Internet Fund
Beginning AUV	$14.036	$11.204	$11.592	$10.000
Ending AUV	$22.453	$14.036	$11.204	$11.592
Ending number of AUs (000s)	0	3	7	2
Rydex Inverse Dow 2X Strategy Fund
Beginning AUV	$4.482	$7.025	$6.936	$10.000
Ending AUV	$2.427	$4.482	$7.025	$6.936
Ending number of AUs (000s)	0	0	7	1
Rydex Inverse Government Long Bond Strategy Fund
Beginning AUV	$8.346	$9.640	$9.302	$10.000
Ending AUV	$6.576	$8.346	$9.640	$9.302
Ending number of AUs (000s)	—	—	—	—
Rydex Inverse Mid-Cap Strategy Fund
Beginning AUV	$7.993	$10.045	$9.071	$10.000
Ending AUV	$5.995	$7.993	$10.045	$9.071
Ending number of AUs (000s)	0	6	5	—
Rydex Inverse NASDAQ-100® Strategy Fund
Beginning AUV	$6.084	$8.464	$8.718	$10.000
Ending AUV	$3.767	$6.084	$8.464	$8.718
Ending number of AUs (000s)	0	19	6	—
Rydex Inverse Russell 2000® Strategy Fund
Beginning AUV	$7.960	$10.043	$9.050	$10.000
Ending AUV	$5.500	$7.960	$10.043	$9.050
Ending number of AUs (000s)	2	12	2	—

	2020	2019	2018	2017
Rydex Inverse S&P 500 Strategy Fund
Beginning AUV	$7.077	$9.195	$8.857	$10.000
Ending AUV	$5.298	$7.077	$9.195	$8.857
Ending number of AUs (000s)	3	8	13	—
Rydex Japan 2X Strategy Fund
Beginning AUV	$14.290	$10.294	$13.379	$10.000
Ending AUV	$20.042	$14.290	$10.294	$13.379
Ending number of AUs (000s)	0	1	1	—
Rydex Leisure Fund
Beginning AUV	$11.921	$9.235	$10.684	$10.000
Ending AUV	$14.404	$11.921	$9.235	$10.684
Ending number of AUs (000s)	12	0	—	—
Rydex Mid Cap 1.5X Strategy Fund
Beginning AUV	$12.499	$9.197	$11.427	$10.000
Ending AUV	$13.814	$12.499	$9.197	$11.427
Ending number of AUs (000s)	0	0	—	—
Rydex NASDAQ-100® Fund
Beginning AUV	$15.187	$11.114	$11.335	$10.000
Ending AUV	$21.982	$15.187	$11.114	$11.335
Ending number of AUs (000s)	11	31	15	2
Rydex NASDAQ-100® 2X Strategy Fund
Beginning AUV	$20.720	$11.497	$12.696	$10.000
Ending AUV	$38.661	$20.720	$11.497	$12.696
Ending number of AUs (000s)	15	8	31	28
Rydex Nova Fund
Beginning AUV	$15.446	$10.666	$11.911	$10.000
Ending AUV	$18.513	$15.446	$10.666	$11.911
Ending number of AUs (000s)	3	4	5	5
Rydex Precious Metals Fund
Beginning AUV	$13.291	$8.746	$10.503	$10.000
Ending AUV	$17.823	$13.291	$8.746	$10.503
Ending number of AUs (000s)	6	1	1	—
Rydex Real Estate Fund
Beginning AUV	$11.811	$9.506	$10.273	$10.000
Ending AUV	$11.107	$11.811	$9.506	$10.273
Ending number of AUs (000s)	1	5	7	2
Rydex Retailing Fund
Beginning AUV	$12.956	$10.424	$10.788	$10.000
Ending AUV	$18.585	$12.956	$10.424	$10.788
Ending number of AUs (000s)	3	0	—	—
Rydex Russell 2000® 1.5X Strategy Fund
Beginning AUV	$12.336	$9.127	$11.365	$10.000
Ending AUV	$14.787	$12.336	$9.127	$11.365
Ending number of AUs (000s)	0	0	—	—
Rydex Russell 2000® 2X Strategy Fund
Beginning AUV	$12.797	$8.709	$11.821	$10.000
Ending AUV	$14.976	$12.797	$8.709	$11.821
Ending number of AUs (000s)	0	2	2	—
Rydex S&P 500 2X Strategy Fund
Beginning AUV	$17.229	$10.617	$12.569	$10.000
Ending AUV	$20.316	$17.229	$10.617	$12.569
Ending number of AUs (000s)	5	8	5	1

	2020	2019	2018	2017
Rydex S&P 500 Pure Growth Fund
Beginning AUV	$13.517	$10.693	$11.349	$10.000
Ending AUV	$17.185	$13.517	$10.693	$11.349
Ending number of AUs (000s)	1	0	2	1
Rydex S&P 500 Pure Value Fund
Beginning AUV	$12.051	$9.791	$11.312	$10.000
Ending AUV	$10.762	$12.051	$9.791	$11.312
Ending number of AUs (000s)	13	13	14	4
Rydex S&P 500 MidCap 400 Pure Growth Fund
Beginning AUV	$10.814	$9.384	$11.034	$10.000
Ending AUV	$14.087	$10.814	$9.384	$11.034
Ending number of AUs (000s)	1	1	1	3
Rydex S&P 500 MidCap 400 Pure Value Fund
Beginning AUV	$11.122	$9.096	$11.243	$10.000
Ending AUV	$11.929	$11.122	$9.096	$11.243
Ending number of AUs (000s)	0	0	—	2
Rydex S&P 500 SmallCap 600 Pure Growth Fund
Beginning AUV	$11.139	$9.910	$10.910	$10.000
Ending AUV	$12.875	$11.139	$9.910	$10.910
Ending number of AUs (000s)	0	0	3	2
Rydex S&P 500 SmallCap 600 Pure Value Fund
Beginning AUV	$10.216	$8.478	$10.691	$10.000
Ending AUV	$9.592	$10.216	$8.478	$10.691
Ending number of AUs (000s)	0	0	—	—
Rydex Strengthening Dollar 2X Strategy Fund
Beginning AUV	$10.241	$9.804	$8.781	$10.000
Ending AUV	$8.791	$10.241	$9.804	$8.781
Ending number of AUs (000s)	1	0	—	—
Rydex Technology Fund
Beginning AUV	$16.014	$11.476	$11.668	$10.000
Ending AUV	$23.864	$16.014	$11.476	$11.668
Ending number of AUs (000s)	7	4	6	—
Rydex Telecommunications Fund
Beginning AUV	$11.134	$9.849	$10.416	$10.000
Ending AUV	$12.173	$11.134	$9.849	$10.416
Ending number of AUs (000s)	0	0	—	—
Rydex Transportation Fund
Beginning AUV	$11.364	$9.310	$11.663	$10.000
Ending AUV	$15.956	$11.364	$9.310	$11.663
Ending number of AUs (000s)	0	0	6	—
Rydex Utilities Fund
Beginning AUV	$12.919	$10.871	$10.491	$10.000
Ending AUV	$12.238	$12.919	$10.871	$10.491
Ending number of AUs (000s)	0	0	—	—
Rydex Weakening Dollar 2X Strategy Fund
Beginning AUV	$9.438	$9.933	$11.258	$10.000
Ending AUV	$10.337	$9.438	$9.933	$11.258
Ending number of AUs (000s)	0	0	—	—
Small Cap Value Fund (Series Q)
Beginning AUV	$11.011	$8.997	$10.317	$10.000
Ending AUV	$10.888	$11.011	$8.997	$10.317
Ending number of AUs (000s)	1	1	1	—

	2020	2019	2018	2017
StylePlus Large Growth Fund (Series Y)
Beginning AUV	$14.974	$11.198	$11.638	$10.000
Ending AUV	$20.614	$14.974	$11.198	$11.638
Ending number of AUs (000s)	—	—	—	—
StylePlus Mid Growth Fund (Series J)
Beginning AUV	$14.062	$10.612	$11.441	$10.000
Ending AUV	$18.549	$14.062	$10.612	$11.441
Ending number of AUs (000s)	3	1	1	3
U.S. Total Return Bond Fund (Series E)
Beginning AUV	$10.946	$10.492	$10.390	$10.000
Ending AUV	$12.483	$10.946	$10.492	$10.390
Ending number of AUs (000s)	116	112	80	15
INVESCO VARIABLE INSURANCE FUNDS:
Invesco Oppenheimer V.I. International Growth Fund
Beginning AUV	$11.523	$9.019	$11.228	$10.000
Ending AUV	$13.927	$11.523	$9.019	$11.228
Ending number of AUs (000s)	18	16	10	—
Balanced Risk Allocation Fund
Beginning AUV	$11.419	$9.954	$10.686	$10.000
Ending AUV	$12.540	$11.419	$9.954	$10.686
Ending number of AUs (000s)	20	15	19	2
Comstock Fund
Beginning AUV	$12.655	$10.115	$11.533	$10.000
Ending AUV	$12.528	$12.655	$10.115	$11.533
Ending number of AUs (000s)	10	10	4	4
Core Bond Fund
Beginning AUV	$11.020	$10.102	$10.251	$10.000
Ending AUV	$12.041	$11.020	$10.102	$10.251
Ending number of AUs (000s)	25	—	—	—
Core Equity Fund (inception April 28, 2006)
Beginning AUV	$12.527	$9.728	$10.753	$10.000
Ending AUV	$14.240	$12.527	$9.728	$10.753
Ending number of AUs (000s)	1	—	—	—
Core Plus Bond Fund (inception May 1, 2016)
Beginning AUV	$11.144	$10.049	$10.308	$10.000
Ending AUV	$12.209	$11.144	$10.049	$10.308
Ending number of AUs (000s)	32	14	6	13
Diversified Dividend Fund (inception April 29, 2011)
Beginning AUV	$12.207	$9.773	$10.590	$10.000
Ending AUV	$12.206	$12.207	$9.773	$10.590
Ending number of AUs (000s)	21	24	24	9
Equity and Income Fund
Beginning AUV	$11.709	$9.743	$10.782	$10.000
Ending AUV	$12.855	$11.709	$9.743	$10.782
Ending number of AUs (000s)	21	21	10	10
Global Fund
Beginning AUV	$13.383	$10.196	$11.790	$10.000
Ending AUV	$17.016	$13.383	$10.196	$11.790
Ending number of AUs (000s)	56	58	50	19

	2020	2019	2018	2017
Global Real Estate Fund
Beginning AUV	$12.406	$10.101	$10.780	$10.000
Ending AUV	$10.862	$12.406	$10.101	$10.780
Ending number of AUs (000s)	9	18	4	—
Global Strategic Income Fund
Beginning AUV	$10.831	$9.807	$10.289	$10.000
Ending AUV	$11.138	$10.831	$9.807	$10.289
Ending number of AUs (000s)	16	19	2	2
Government Money Market Fund
Beginning AUV	$10.352	$10.175	$10.034	$10.000
Ending AUV	$10.366	$10.352	$10.175	$10.034
Ending number of AUs (000s)	1,572	1,083	1,036	1,013
Government Securities Fund
Beginning AUV	$10.738	$10.138	$10.097	$10.000
Ending AUV	$11.394	$10.738	$10.138	$10.097
Ending number of AUs (000s)	13	2	2	—
Growth and Income Fund
Beginning AUV	$11.966	$9.573	$11.068	$10.000
Ending AUV	$12.198	$11.966	$9.573	$11.068
Ending number of AUs (000s)	3	3	1	—
Health Care Fund
Beginning AUV	$13.784	$10.418	$10.340	$10.000
Ending AUV	$15.753	$13.784	$10.418	$10.340
Ending number of AUs (000s)	9	0	7	—
High Yield Fund
Beginning AUV	$11.240	$9.917	$10.277	$10.000
Ending AUV	$11.596	$11.240	$9.917	$10.277
Ending number of AUs (000s)	0	0	—	—
International Growth Fund
Beginning AUV	$12.124	$9.444	$11.124	$10.000
Ending AUV	$13.801	$12.124	$9.444	$11.124
Ending number of AUs (000s)	6	6	3	2
Main Street® Fund
Beginning AUV	$13.109	$9.966	$10.860	$10.000
Ending AUV	$14.882	$13.109	$9.966	$10.860
Ending number of AUs (000s)	31	32	23	1
Main Street Mid Cap Fund
Beginning AUV	$11.896	$9.528	$10.795	$10.000
Ending AUV	$12.940	$11.896	$9.528	$10.795
Ending number of AUs (000s)	7	5	5	—
Technology Fund
Beginning AUV	$15.472	$11.404	$11.473	$10.000
Ending AUV	$22.573	$15.472	$11.404	$11.473
Ending number of AUs (000s)	9	1	10	5
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
Asset Strategy Portfolio
Beginning AUV	$12.718	$10.460	$11.078	$10.000
Ending AUV	$14.462	$12.718	$10.460	$11.078
Ending number of AUs (000s)	0	0	—	—

	2020	2019	2018	2017
Balanced Portfolio
Beginning AUV	$12.466	$10.225	$10.584	$10.000
Ending AUV	$14.204	$12.466	$10.225	$10.584
Ending number of AUs (000s)	1	1	1	1
Corporate Bond Portfolio
Beginning AUV	$11.202	$10.001	$10.210	$10.000
Ending AUV	$12.411	$11.202	$10.001	$10.210
Ending number of AUs (000s)	2	—	—	—
Energy Portfolio
Beginning AUV	$6.923	$6.701	$10.189	$10.000
Ending AUV	$4.367	$6.923	$6.701	$10.189
Ending number of AUs (000s)	0	6	—	—
Global Bond Portfolio
Beginning AUV	$11.120	$10.178	$10.211	$10.000
Ending AUV	$12.008	$11.120	$10.178	$10.211
Ending number of AUs (000s)	2	1	1	—
High Income Portfolio
Beginning AUV	$11.178	$10.068	$10.301	$10.000
Ending AUV	$11.835	$11.178	$10.068	$10.301
Ending number of AUs (000s)	4	7	9	2
Limited-Term Bond Portfolio
Beginning AUV	$10.515	$10.104	$10.040	$10.000
Ending AUV	$10.934	$10.515	$10.104	$10.040
Ending number of AUs (000s)	4	—	—	—
Mid Cap Growth Portfolio
Beginning AUV	$15.946	$11.578	$11.602	$10.000
Ending AUV	$23.724	$15.946	$11.578	$11.602
Ending number of AUs (000s)	13	12	7	2
Natural Resources Portfolio
Beginning AUV	$9.173	$8.393	$10.950	$10.000
Ending AUV	$8.061	$9.173	$8.393	$10.950
Ending number of AUs (000s)	4	1	2	—
Science and Technology Portfolio
Beginning AUV	$16.348	$10.953	$11.575	$10.000
Ending AUV	$22.096	$16.348	$10.953	$11.575
Ending number of AUs (000s)	17	7	3	—
Value Portfolio
Beginning AUV	$12.674	$10.048	$10.848	$10.000
Ending AUV	$12.906	$12.674	$10.048	$10.848
Ending number of AUs (000s)	2	4	4	—
JANUS ASPEN SERIES: JANUS HENDERSON FUNDS- Institutional:
Balanced Portfolio
Beginning AUV	$13.692	$11.186	$11.127	$10.000
Ending AUV	$15.628	$13.692	$11.186	$11.127
Ending number of AUs (000s)	123	87	49	6
Enterprise Portfolio
Beginning AUV	$15.618	$11.545	$11.611	$10.000
Ending AUV	$18.632	$15.618	$11.545	$11.611
Ending number of AUs (000s)	106	91	76	23

	2020	2019	2018	2017
Forty Portfolio
Beginning AUV	$15.702	$11.465	$11.259	$10.000
Ending AUV	$21.856	$15.702	$11.465	$11.259
Ending number of AUs (000s)	21	29	13	14
Global Research Portfolio
Beginning AUV	$13.653	$10.596	$11.394	$10.000
Ending AUV	$16.367	$13.653	$10.596	$11.394
Ending number of AUs (000s)	9	9	8	4
Mid Cap Value Portfolio
Beginning AUV	$12.358	$9.495	$11.010	$10.000
Ending AUV	$12.226	$12.358	$9.495	$11.010
Ending number of AUs (000s)	91	93	83	24
Overseas Portfolio
Beginning AUV	$12.324	$9.717	$11.442	$10.000
Ending AUV	$14.311	$12.324	$9.717	$11.442
Ending number of AUs (000s)	8	4	4	4
Research Portfolio
Beginning AUV	$14.850	$10.974	$11.282	$10.000
Ending AUV	$19.715	$14.850	$10.974	$11.282
Ending number of AUs (000s)	9	10	7	2
JANUS ASPEN SERIES: JANUS HENDERSON FUNDS- Service:
Flexible Bond Portfolio
Beginning AUV	$10.931	$10.018	$10.164	$10.000
Ending AUV	$12.034	$10.931	$10.018	$10.164
Ending number of AUs (000s)	39	28	23	—
US Low Volatility Portfolio
Beginning AUV	$13.376	$10.462	$10.980	$10.000
Ending AUV	$13.824	$13.376	$10.462	$10.980
Ending number of AUs (000s)	5	4	9	—
JOHN HANCOCK VARIABLE TRUST:
Emerging Markets Value Trust Fund
Beginning AUV	$11.042	$9.982	$11.567	$10.000
Ending AUV	$11.425	$11.042	$9.982	$11.567
Ending number of AUs (000s)	91	57	46	11
JPMORGAN INSURANCE TRUST:
Global Allocation Portfolio
Beginning AUV	$11.917	$10.238	$10.944	$10.000
Ending AUV	$13.732	$11.917	$10.238	$10.944
Ending number of AUs (000s)	48	32	31	2
Income Builder Portfolio
Beginning AUV	$11.598	$10.165	$10.706	$10.000
Ending AUV	$12.184	$11.598	$10.165	$10.706
Ending number of AUs (000s)	52	53	36	3
LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio
Beginning AUV	$10.856	$9.203	$11.317	$10.000
Ending AUV	$10.702	$10.856	$9.203	$11.317
Ending number of AUs (000s)	39	54	53	13

	2020	2019	2018	2017
Global Dynamic Multi Asset Portfolio
Beginning AUV	$12.286	$10.447	$11.198	$10.000
Ending AUV	$12.367	$12.286	$10.447	$11.198
Ending number of AUs (000s)	6	24	6	1
International Equity Portfolio
Beginning AUV	$11.683	$9.669	$11.249	$10.000
Ending AUV	$12.627	$11.683	$9.669	$11.249
Ending number of AUs (000s)	27	3	2	1
US Small-Mid Cap Equity Portfolio
Beginning AUV	$12.606	$9.717	$11.217	$10.000
Ending AUV	$13.439	$12.606	$9.717	$11.217
Ending number of AUs (000s)	15	27	14	1
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio
Beginning AUV	$12.096	$9.686	$10.584	$10.000
Ending AUV	$14.254	$12.096	$9.686	$10.584
Ending number of AUs (000s)	11	12	10	—
ClearBridge Dividend Strategy Portfolio
Beginning AUV	$14.027	$10.676	$11.237	$10.000
Ending AUV	$15.080	$14.027	$10.676	$11.237
Ending number of AUs (000s)	19	31	15	1
ClearBridge Large Cap Growth Portfolio
Beginning AUV	$15.063	$11.414	$11.430	$10.000
Ending AUV	$19.663	$15.063	$11.414	$11.430
Ending number of AUs (000s)	46	64	55	5
ClearBridge Small Cap Growth Portfolio
Beginning AUV	$14.943	$11.826	$11.475	$10.000
Ending AUV	$21.324	$14.943	$11.826	$11.475
Ending number of AUs (000s)	90	43	64	2
QS Dynamic Multi Strategy Portfolio
Beginning AUV	$11.554	$10.018	$10.817	$10.000
Ending AUV	$10.578	$11.554	$10.018	$10.817
Ending number of AUs (000s)	29	26	26	2
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio
Beginning AUV	$11.349	$9.936	$10.358	$10.000
Ending AUV	$12.161	$11.349	$9.936	$10.358
Ending number of AUs (000s)	7	4	—	—
LORD ABBETT SERIES FUND, INC. :
Bond Debenture Portfolio
Beginning AUV	$11.405	$10.076	$10.514	$10.000
Ending AUV	$12.219	$11.405	$10.076	$10.514
Ending number of AUs (000s)	31	30	28	4
Dividend Growth Portfolio
Beginning AUV	$13.588	$10.762	$11.307	$10.000
Ending AUV	$15.659	$13.588	$10.762	$11.307
Ending number of AUs (000s)	29	30	26	9

	2020	2019	2018	2017
Growth and Income Portfolio
Beginning AUV	$12.439	$10.170	$11.088	$10.000
Ending AUV	$12.755	$12.439	$10.170	$11.088
Ending number of AUs (000s)	—	—	—	—
MAINSTAY VP FUNDS TRUST:
MacKay Convertible Portfolios - Service
Beginning AUV	$12.575	$10.310	$10.592	$10.000
Ending AUV	$17.039	$12.575	$10.310	$10.592
Ending number of AUs (000s)	10	10	26	8
MFS VARIABLE INSURANCE TRUST:
Growth Series - Service
Beginning AUV	$16.182	$11.763	$11.503	$10.000
Ending AUV	$21.254	$16.182	$11.763	$11.503
Ending number of AUs (000s)	15	11	—	—
New Discovery Series - Service (inception date May 1, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A
Ending AUV	$16.442	N/A	N/A	N/A
Ending number of AUs (000s)	7	N/A	N/A	N/A
Value Series - Service
Beginning AUV	$12.922	$9.993	$11.165	$10.000
Ending AUV	$13.319	$12.922	$9.993	$11.165
Ending number of AUs (000s)	20	13	—	—
NATIONWIDE VARIABLE INSURANCE TRUST:
AQR Large Cap Defensive Style Fund (inception May 1, 2018)
Beginning AUV	$12.857	$9.958	$10.000	N/A
Ending AUV	$14.167	$12.857	$9.958	N/A
Ending number of AUs (000s)	2	0	—	N/A
Bond Index Fund
Beginning AUV	$10.894	$10.080	$10.162	$10.000
Ending AUV	$11.635	$10.894	$10.080	$10.162
Ending number of AUs (000s)	79	9	2	1
Columbia Overseas Value (inception date October 16, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A
Ending AUV	$11.778	N/A	N/A	N/A
Ending number of AUs (000s)	0	N/A	N/A	N/A
DoubleLine Total Return Tactical Fund (inception May 1, 2019)
Beginning AUV	$10.666	$10.000	N/A	N/A
Ending AUV	$11.059	$10.666	N/A	N/A
Ending number of AUs (000s)	245	52	N/A	N/A
Government Money Market Fund (inception February 8, 2019)
Beginning AUV	$10.156	$10.000	N/A	N/A
Ending AUV	$10.170	$10.156	N/A	N/A
Ending number of AUs (000s)	558	241	N/A	N/A
International Index Fund
Beginning AUV	$11.722	$9.666	$11.248	$10.000
Ending AUV	$12.557	$11.722	$9.666	$11.248
Ending number of AUs (000s)	90	67	65	30

	2020	2019	2018	2017
Investor Destinations Capital Appreciation Fund (inception October 23, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A
Ending AUV	$10.820	N/A	N/A	N/A
Ending number of AUs (000s)	5	N/A	N/A	N/A
Investor Destinations Moderate Fund (inception October 23, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A
Ending AUV	$10.722	N/A	N/A	N/A
Ending number of AUs (000s)	10	N/A	N/A	N/A
iShares ETF Fixed Income Fund (inception date May 1, 2019)
Beginning AUV	$10.565	$10.000	N/A	N/A
Ending AUV	$11.327	$10.565	N/A	N/A
Ending number of AUs (000s)	13	—	N/A	N/A
iShares ETF Global Equity Fund (inception date May 1, 2019)
Beginning AUV	$10.876	$10.000	N/A	N/A
Ending AUV	$12.588	$10.876	N/A	N/A
Ending number of AUs (000s)	6	0	N/A	N/A
JP Morgan Mozaic Multi-Asset Fund (inception date May 1, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A
Ending AUV	$10.522	N/A	N/A	N/A
Ending number of AUs (000s)	0	N/A	N/A	N/A
Mid Cap Index Fund
Beginning AUV	$12.168	$9.714	$11.005	$10.000
Ending AUV	$13.715	$12.168	$9.714	$11.005
Ending number of AUs (000s)	74	55	50	13
Multi-Manager Mid Cap Value Fund
Beginning AUV	$11.632	$9.397	$10.832	$10.000
Ending AUV	$11.491	$11.632	$9.397	$10.832
Ending number of AUs (000s)	0	0	—	4
Newton Sustainable U. S. Equity Fund
Beginning AUV	$13.136	$10.440	$11.099	$10.000
Ending AUV	$14.869	$13.136	$10.440	$11.099
Ending number of AUs (000s)	7	0	—	—
S&P 500 Index Fund
Beginning AUV	$14.025	$10.732	$11.300	$10.000
Ending AUV	$16.500	$14.025	$10.732	$11.300
Ending number of AUs (000s)	245	73	58	19
Small Cap Index Fund
Beginning AUV	$12.110	$9.705	$10.971	$10.000
Ending AUV	$14.426	$12.110	$9.705	$10.971
Ending number of AUs (000s)	113	87	53	26
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Mid-Cap Growth Portfolio
Beginning AUV	$14.192	$10.707	$11.457	$10.000
Ending AUV	$19.837	$14.192	$10.707	$11.457
Ending number of AUs (000s)	4	1	—	—
Mid Cap Intrinsic Value Portfolio
Beginning AUV	$10.738	$9.212	$10.889	$10.000
Ending AUV	$10.441	$10.738	$9.212	$10.889
Ending number of AUs (000s)	5	5	4	1

	2020	2019	2018	2017
Short Duration Bond Portfolio
Beginning AUV	$10.466	$10.109	$10.022	$10.000
Ending AUV	$10.812	$10.466	$10.109	$10.022
Ending number of AUs (000s)	8	10	6	2
US Equity Index PutWrite Strategy Portfolio
Beginning AUV	$11.319	$9.835	$10.566	$10.000
Ending AUV	$12.235	$11.319	$9.835	$10.566
Ending number of AUs (000s)	2	3	2	—
NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Portfolio Class 3
Beginning AUV	$11.243	$9.781	$10.701	$10.000
Ending AUV	$11.833	$11.243	$9.781	$10.701
Ending number of AUs (000s)	—	—	—	—
BTS Tactical Fixed Income Portfolio
Beginning AUV	$9.682	$9.418	$10.043	$10.000
Ending AUV	$9.901	$9.682	$9.418	$10.043
Ending number of AUs (000s)	9	8	8	5
Power Dividend Index Portfolio
Beginning AUV	$9.735	$10.035	$10.926	$10.000
Ending AUV	$9.016	$9.735	$10.035	$10.926
Ending number of AUs (000s)	8	16	22	13
Power Income Portfolio
Beginning AUV	$10.444	$9.710	$10.058	$10.000
Ending AUV	$9.805	$10.444	$9.710	$10.058
Ending number of AUs (000s)	26	34	38	26
Power Momentum Portfolio
Beginning AUV	$11.829	$10.982	$11.300	$10.000
Ending AUV	$11.669	$11.829	$10.982	$11.300
Ending number of AUs (000s)	7	12	87	2
Probabilities Portfolio
Beginning AUV	$12.105	$9.070	$10.746	$10.000
Ending AUV	$11.093	$12.105	$9.070	$10.746
Ending number of AUs (000s)	22	22	—	—
Rational Trend Aggregation VA Portfolio (inception February 8, 2019)
Beginning AUV	$10.122	$10.000	N/A	N/A
Ending AUV	$10.227	$10.122	N/A	N/A
Ending number of AUs (000s)	0	1	N/A	N/A
TOPS Aggressive Growth ETF- Class 1
Beginning AUV	$12.621	$10.146	$11.152	$10.000
Ending AUV	$14.216	$12.621	$10.146	$11.152
Ending number of AUs (000s)	0	0	0	0
TOPS Balanced ETF- Class 1 (inception May 1, 2019)
Beginning AUV	$11.687	$10.000	N/A	N/A
Ending AUV	$12.663	$11.687	N/A	N/A
Ending number of AUs (000s)	0	0	N/A	N/A
TOPS Conservative ETF- Class 1
Beginning AUV	$11.329	$10.138	$10.402	$10.000
Ending AUV	$12.118	$11.329	$10.138	$10.402
Ending number of AUs (000s)	0	0	0	0

	2020	2019	2018	2017
TOPS Growth ETF- Class 1 (inception September 17, 2019)
Beginning AUV	$12.367	$10.000	N/A	N/A
Ending AUV	$13.806	$12.367	N/A	N/A
Ending number of AUs (000s)	0	0	N/A	N/A
TOPS Managed Risk Balanced ETF- Class 1
Beginning AUV	$11.465	$10.011	$10.639	$10.000
Ending AUV	$12.142	$11.465	$10.011	$10.639
Ending number of AUs (000s)	0	0	0	0
TOPS Managed Risk Growth ETF- Class 1
Beginning AUV	$11.853	$10.129	$11.081	$10.000
Ending AUV	$12.469	$11.853	$10.129	$11.081
Ending number of AUs (000s)	0	0	0	0
TOPS Managed Risk Moderate Growth ETF- Class 1
Beginning AUV	$11.728	$10.085	$10.885	$10.000
Ending AUV	$12.424	$11.728	$10.085	$10.885
Ending number of AUs (000s)	0	0	0	0
TOPS Moderate Growth ETF- Class 1 (inception date September 17, 2019)
Beginning AUV	$12.053	$10.000	N/A	N/A
Ending AUV	$13.325	$12.053	N/A	N/A
Ending number of AUs (000s)	0	0	N/A	N/A
TOPS Aggressive Growth ETF- Class 2 (inception May 1, 2019)
Beginning AUV	$10.813	$10.000	N/A	N/A
Ending AUV	$12.166	$10.813	N/A	N/A
Ending number of AUs (000s)	0	0	N/A	N/A
TOPS Balanced ETF- Class 2 (inception May 1, 2019)
Beginning AUV	$10.644	$10.000	N/A	N/A
Ending AUV	$11.520	$10.644	N/A	N/A
Ending number of AUs (000s)	0	0	N/A	N/A
TOPS Conservative ETF- Class 2
Beginning AUV	$11.274	$10.109	$10.402	$10.000
Ending AUV	$12.050	$11.274	$10.109	$10.402
Ending number of AUs (000s)	0	3	3	3
TOPS Growth ETF- Class 2 (inception September 17, 2019)
Beginning AUV	$10.609	$10.000	N/A	N/A
Ending AUV	$11.829	$10.609	N/A	N/A
Ending number of AUs (000s)	0	0	N/A	N/A
TOPS Managed Risk Balanced ETF- Class 2
Beginning AUV	$11.417	$9.982	$10.639	$10.000
Ending AUV	$12.072	$11.417	$9.982	$10.639
Ending number of AUs (000s)	1	3	3	3
TOPS Managed Risk Growth ETF- Class 2
Beginning AUV	$11.806	$10.099	$11.081	$10.000
Ending AUV	$12.400	$11.806	$10.099	$11.081
Ending number of AUs (000s)	3	3	3	3
TOPS Managed Risk Moderate Growth ETF- Class 2
Beginning AUV	$11.678	$10.056	$10.855	$10.000
Ending AUV	$12.349	$11.678	$10.056	$10.855
Ending number of AUs (000s)	1	1	—	1
TOPS Moderate Growth ETF- Class 2 (inception date September 17, 2019)
Beginning AUV	$10.496	$10.000	N/A	N/A
Ending AUV	$11.591	$10.496	N/A	N/A
Ending number of AUs (000s)	0	0	N/A	N/A

	2020	2019	2018	2017
PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio
Beginning AUV	$11.371	$10.177	$10.775	$10.000
Ending AUV	$12.263	$11.371	$10.177	$10.775
Ending number of AUs (000s)	54	45	26	—
CommodityRealReturn Strategy Portfolio
Beginning AUV	$10.051	$9.033	$10.536	$10.000
Ending AUV	$10.172	$10.051	$9.033	$10.536
Ending number of AUs (000s)	6	0	—	—
Dynamic Bond Portfolio
Beginning AUV	$10.826	$10.333	$10.243	$10.000
Ending AUV	$11.330	$10.826	$10.333	$10.243
Ending number of AUs (000s)	0	0	11	—
Emerging Markets Bond Portfolio
Beginning AUV	$11.311	$9.871	$10.376	$10.000
Ending AUV	$12.052	$11.311	$9.871	$10.376
Ending number of AUs (000s)	36	43	36	10
Global Bond Opportunities Unhedged Portfolio
Beginning AUV	$10.638	$10.039	$10.494	$10.000
Ending AUV	$11.697	$10.638	$10.039	$10.494
Ending number of AUs (000s)	6	0	—	—
Global Core Bond Hedged Portfolio
Beginning AUV	$11.149	$10.350	$10.258	$10.000
Ending AUV	$12.034	$11.149	$10.350	$10.258
Ending number of AUs (000s)	3	2	7	—
Global Managed Asset Allocation Portfolio
Beginning AUV	$11.894	$10.175	$10.779	$10.000
Ending AUV	$13.875	$11.894	$10.175	$10.779
Ending number of AUs (000s)	8	—	—	—
High Yield Portfolio
Beginning AUV	$11.474	$10.016	$10.304	$10.000
Ending AUV	$12.115	$11.474	$10.016	$10.304
Ending number of AUs (000s)	13	9	17	41
Income Portfolio
Beginning AUV	$11.374	$10.492	$10.467	$10.000
Ending AUV	$12.096	$11.374	$10.492	$10.467
Ending number of AUs (000s)	164	137	109	60
International Bond Unhedged Portfolio
Beginning AUV	$10.904	$10.204	$10.642	$10.000
Ending AUV	$12.061	$10.904	$10.204	$10.642
Ending number of AUs (000s)	0	0	—	—
International Bond US Dollar-Hedged Portfolio
Beginning AUV	$11.094	$10.383	$10.183	$10.000
Ending AUV	$11.693	$11.094	$10.383	$10.183
Ending number of AUs (000s)	73	49	73	29
Long Term US Government Portfolio
Beginning AUV	$11.684	$10.327	$10.594	$10.000
Ending AUV	$13.696	$11.684	$10.327	$10.594
Ending number of AUs (000s)	85	45	36	4

	2020	2019	2018	2017
Low Duration Portfolio
Beginning AUV	$10.483	$10.093	$10.073	$10.000
Ending AUV	$10.781	$10.483	$10.093	$10.073
Ending number of AUs (000s)	92	26	33	13
Real Return Portfolio
Beginning AUV	$10.741	$9.920	$10.159	$10.000
Ending AUV	$11.981	$10.741	$9.920	$10.159
Ending number of AUs (000s)	21	15	33	10
Short Term Portfolio
Beginning AUV	$10.560	$10.288	$10.148	$10.000
Ending AUV	$10.780	$10.560	$10.288	$10.148
Ending number of AUs (000s)	27	58	69	5
Total Return Portfolio
Beginning AUV	$11.032	$10.197	$10.267	$10.000
Ending AUV	$11.968	$11.032	$10.197	$10.267
Ending number of AUs (000s)	140	82	105	12
PROFUNDS VP:
Access VP High Yield Fund
Beginning AUV	$11.343	$10.104	$10.182	$10.000
Ending AUV	$11.319	$11.343	$10.104	$10.182
Ending number of AUs (000s)	7	0	0	1
Asia 30 Fund
Beginning AUV	$11.967	$9.489	$11.674	$10.000
Ending AUV	$16.196	$11.967	$9.489	$11.674
Ending number of AUs (000s)	3	—	—	—
Banks Fund
Beginning AUV	$13.061	$9.588	$11.696	$10.000
Ending AUV	$11.057	$13.061	$9.588	$11.696
Ending number of AUs (000s)	1	5	4	3
Basic Materials Fund
Beginning AUV	$11.075	$9.422	$11.460	$10.000
Ending AUV	$12.882	$11.075	$9.422	$11.460
Ending number of AUs (000s)	2	0	0	—
Bear Fund
Beginning AUV	$7.040	$9.150	$8.807	$10.000
Ending AUV	$5.229	$7.040	$9.150	$8.807
Ending number of AUs (000s)	2	12	6	—
Biotechnology Fund
Beginning AUV	$12.049	$10.362	$11.128	$10.000
Ending AUV	$13.881	$12.049	$10.362	$11.128
Ending number of AUs (000s)	12	15	3	1
Bull Fund
Beginning AUV	$13.492	$10.484	$11.188	$10.000
Ending AUV	$15.631	$13.492	$10.484	$11.188
Ending number of AUs (000s)	1	5	2	—
Consumer Goods Fund
Beginning AUV	$11.539	$9.131	$10.734	$10.000
Ending AUV	$15.100	$11.539	$9.131	$10.734
Ending number of AUs (000s)	4	0	—	—

	2020	2019	2018	2017
Consumer Services Fund
Beginning AUV	$13.510	$10.856	$10.805	$10.000
Ending AUV	$17.313	$13.510	$10.856	$10.805
Ending number of AUs (000s)	6	4	1	1
Emerging Markets Fund
Beginning AUV	$12.213	$9.846	$11.637	$10.000
Ending AUV	$15.453	$12.213	$9.846	$11.637
Ending number of AUs (000s)	0	0	—	—
Europe 30 Fund
Beginning AUV	$11.004	$9.356	$10.912	$10.000
Ending AUV	$9.973	$11.004	$9.356	$10.912
Ending number of AUs (000s)	0	0	—	—
Falling U.S. Dollar Fund
Beginning AUV	$9.645	$9.891	$10.573	$10.000
Ending AUV	$10.093	$9.645	$9.891	$10.573
Ending number of AUs (000s)	—	—	—	—
Financials Fund
Beginning AUV	$13.345	$10.260	$11.472	$10.000
Ending AUV	$13.090	$13.345	$10.260	$11.472
Ending number of AUs (000s)	5	6	5	3
Government Money Market Fund
Beginning AUV	$10.080	$10.018	$9.991	$10.000
Ending AUV	$10.069	$10.080	$10.018	$9.991
Ending number of AUs (000s)	7	71	86	81
Health Care Fund
Beginning AUV	$13.620	$11.427	$10.958	$10.000
Ending AUV	$15.563	$13.620	$11.427	$10.958
Ending number of AUs (000s)	0	2	3	—
Industrials Fund
Beginning AUV	$13.027	$9.998	$11.478	$10.000
Ending AUV	$15.187	$13.027	$9.998	$11.478
Ending number of AUs (000s)	16	3	4	4
International Fund
Beginning AUV	$11.089	$9.312	$11.070	$10.000
Ending AUV	$11.615	$11.089	$9.312	$11.070
Ending number of AUs (000s)	0	0	—	—
Internet Fund
Beginning AUV	$14.432	$12.245	$11.687	$10.000
Ending AUV	$21.733	$14.432	$12.245	$11.687
Ending number of AUs (000s)	23	13	10	2
Japan Fund
Beginning AUV	$12.372	$10.326	$11.703	$10.000
Ending AUV	$14.322	$12.372	$10.326	$11.703
Ending number of AUs (000s)	0	0	—	—
Large-Cap Growth Fund
Beginning AUV	$14.289	$11.103	$11.330	$10.000
Ending AUV	$18.680	$14.289	$11.103	$11.330
Ending number of AUs (000s)	0	0	—	—
Large-Cap Value Fund
Beginning AUV	$12.775	$9.859	$11.047	$10.000
Ending AUV	$12.748	$12.775	$9.859	$11.047
Ending number of AUs (000s)	0	0	—	—

	2020	2019	2018	2017
Mid-Cap Fund
Beginning AUV	$11.667	$9.459	$10.872	$10.000
Ending AUV	$12.903	$11.667	$9.459	$10.872
Ending number of AUs (000s)	0	0	—	—
Mid-Cap Growth Fund
Beginning AUV	$12.068	$9.728	$11.069	$10.000
Ending AUV	$14.568	$12.068	$9.728	$11.069
Ending number of AUs (000s)	0	0	—	—
Mid-Cap Value Fund
Beginning AUV	$11.590	$9.355	$10.805	$10.000
Ending AUV	$11.839	$11.590	$9.355	$10.805
Ending number of AUs (000s)	5	10	—	—
NASDAQ-100 Fund
Beginning AUV	$15.097	$11.061	$11.288	$10.000
Ending AUV	$21.944	$15.097	$11.061	$11.288
Ending number of AUs (000s)	53	49	27	14
Oil & Gas Fund
Beginning AUV	$9.321	$8.603	$10.800	$10.000
Ending AUV	$6.100	$9.321	$8.603	$10.800
Ending number of AUs (000s)	90	60	35	1
Pharmaceuticals Fund
Beginning AUV	$11.059	$9.712	$10.369	$10.000
Ending AUV	$12.424	$11.059	$9.712	$10.369
Ending number of AUs (000s)	7	6	—	—
Precious Metals Fund
Beginning AUV	$12.942	$8.879	$10.276	$10.000
Ending AUV	$16.037	$12.942	$8.879	$10.276
Ending number of AUs (000s)	4	8	—	—
Real Estate Fund
Beginning AUV	$12.386	$9.786	$10.393	$10.000
Ending AUV	$11.589	$12.386	$9.786	$10.393
Ending number of AUs (000s)	0	2	—	—
Rising Rates Opportunity Fund
Beginning AUV	$7.785	$9.440	$9.077	$10.000
Ending AUV	$5.698	$7.785	$9.440	$9.077
Ending number of AUs (000s)	1	0	8	—
Semiconductor Fund
Beginning AUV	$16.890	$11.294	$12.600	$10.000
Ending AUV	$24.428	$16.890	$11.294	$12.600
Ending number of AUs (000s)	0	2	3	2
Short Emerging Markets Fund
Beginning AUV	$7.422	$9.408	$8.369	$10.000
Ending AUV	$5.057	$7.422	$9.408	$8.369
Ending number of AUs (000s)	0	9	6	—
Short International Fund
Beginning AUV	$8.401	$10.189	$8.837	$10.000
Ending AUV	$6.967	$8.401	$10.189	$8.837
Ending number of AUs (000s)	1	6	5	—
Short Mid-Cap Fund
Beginning AUV	$7.847	$9.968	$8.997	$10.000
Ending AUV	$5.747	$7.847	$9.968	$8.997
Ending number of AUs (000s)	2	11	5	—

	2020	2019	2018	2017
Short NASDAQ-100 Fund
Beginning AUV	$6.053	$8.426	$8.690	$10.000
Ending AUV	$3.459	$6.053	$8.426	$8.690
Ending number of AUs (000s)	3	21	—	—
Short Small-Cap Fund
Beginning AUV	$7.852	$9.927	$9.006	$10.000
Ending AUV	$5.334	$7.852	$9.927	$9.006
Ending number of AUs (000s)	2	15	—	—
Small Cap Fund
Beginning AUV	$11.644	$9.435	$10.848	$10.000
Ending AUV	$13.610	$11.644	$9.435	$10.848
Ending number of AUs (000s)	0	0	—	—
Small-Cap Growth Fund
Beginning AUV	$12.170	$10.232	$10.872	$10.000
Ending AUV	$14.265	$12.170	$10.232	$10.872
Ending number of AUs (000s)	2	2	4	2
Small-Cap Value Fund
Beginning AUV	$11.506	$9.402	$10.977	$10.000
Ending AUV	$11.611	$11.506	$9.402	$10.977
Ending number of AUs (000s)	0	0	—	—
Technology Fund
Beginning AUV	$16.465	$11.358	$11.642	$10.000
Ending AUV	$23.807	$16.465	$11.358	$11.642
Ending number of AUs (000s)	11	6	—	—
Telecommunications Fund
Beginning AUV	$10.236	$8.933	$10.538	$10.000
Ending AUV	$10.543	$10.236	$8.933	$10.538
Ending number of AUs (000s)	0	0	—	—
U.S. Government Plus Fund
Beginning AUV	$11.992	$10.159	$10.757	$10.000
Ending AUV	$14.451	$11.992	$10.159	$10.757
Ending number of AUs (000s)	0	0	—	—
UltraBull Fund
Beginning AUV	$16.802	$10.506	$12.453	$10.000
Ending AUV	$20.104	$16.802	$10.506	$12.453
Ending number of AUs (000s)	1	0	—	5
UltraMid-Cap Fund
Beginning AUV	$12.780	$8.660	$11.844	$10.000
Ending AUV	$13.427	$12.780	$8.660	$11.844
Ending number of AUs (000s)	0	0	—	—
UltraNASDAQ-100 Fund
Beginning AUV	$20.482	$11.418	$12.653	$10.000
Ending AUV	$38.102	$20.482	$11.418	$12.653
Ending number of AUs (000s)	26	7	33	23
UltraShort NASDAQ-100 Fund
Beginning AUV	$3.258	$6.592	$7.467	$10.000
Ending AUV	$0.928	$3.258	$6.592	$7.467
Ending number of AUs (000s)	37	257	7	—
UltraSmall-Cap Fund
Beginning AUV	$12.582	$8.553	$11.726	$10.000
Ending AUV	$14.622	$12.582	$8.553	$11.726
Ending number of AUs (000s)	0	0	—	—

	2020	2019	2018	2017
Utilities Fund
Beginning AUV	$13.151	$10.719	$10.434	$10.000
Ending AUV	$12.817	$13.151	$10.719	$10.434
Ending number of AUs (000s)	4	4	2	—	#REF!
PUTNAM VARIABLE TRUST:
Diversified Income Fund
Beginning AUV	$11.397	$10.261	$10.379	$10.000
Ending AUV	$11.277	$11.397	$10.261	$10.379
Ending number of AUs (000s)	10	14	13	—
High Yield Fund
Beginning AUV	$11.332	$9.921	$10.357	$10.000
Ending AUV	$11.904	$11.332	$9.921	$10.357
Ending number of AUs (000s)	0	0	—	2
Income Fund
Beginning AUV	$11.469	$10.265	$10.260	$10.000
Ending AUV	$12.108	$11.469	$10.265	$10.260
Ending number of AUs (000s)	8	3	2	5
International Value Fund (inception date May 1, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A
Ending AUV	$13.608	N/A	N/A	N/A
Ending number of AUs (000s)	2	N/A	N/A	N/A
Large Cap Value Fund
Beginning AUV	$13.505	$10.372	$11.351	$10.000
Ending AUV	$14.267	$13.505	$10.372	$11.351
Ending number of AUs (000s)	23	3	2	1
Mortgage Securities Fund
Beginning AUV	$11.267	$9.969	$10.075	$10.000
Ending AUV	$11.075	$11.267	$9.969	$10.075
Ending number of AUs (000s)	3	16	10	—
Multi Asset Absolute Return Fund
Beginning AUV	$10.138	$9.586	$10.417	$10.000
Ending AUV	$9.376	$10.138	$9.586	$10.417
Ending number of AUs (000s)	71	11	—	—
Sustainable Leaders Fund (inception date May 1, 2020)
Beginning AUV	$10.000	N/A	N/A	N/A
Ending AUV	$14.030	N/A	N/A	N/A
Ending number of AUs (000s)	9	N/A	N/A	N/A
REDWOOD INVESTMENT MANAGEMENT, LLC:
Managed Volatility Class I
Beginning AUV	$11.071	$10.151	$10.417	$10.000
Ending AUV	$12.248	$11.071	$10.151	$10.417
Ending number of AUs (000s)	0	—	—	—
Managed Volatility Class N
Beginning AUV	$10.922	$10.062	$10.375	$10.000
Ending AUV	$12.025	$10.922	$10.062	$10.375
Ending number of AUs (000s)	3	4	4	3

	2020	2019	2018	2017
ROYCE CAPITAL FUND:
Micro-Cap Portfolio
Beginning AUV	$11.412	$9.560	$10.527	$10.000
Ending AUV	$14.107	$11.412	$9.560	$10.527
Ending number of AUs (000s)	18	19	17	7
Small-Cap Portfolio
Beginning AUV	$11.680	$9.857	$10.771	$10.000
Ending AUV	$10.828	$11.680	$9.857	$10.771
Ending number of AUs (000s)	12	9	7	—
T ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth Portfolio II
Beginning AUV	$15.479	$11.964	$11.787	$10.000
Ending AUV	$20.698	$15.479	$11.964	$11.787
Ending number of AUs (000s)	173	125	108	8
Equity Income Portfolio II
Beginning AUV	$12.667	$10.065	$11.162	$10.000
Ending AUV	$12.769	$12.667	$10.065	$11.162
Ending number of AUs (000s)	10	0	1	1
Health Sciences Portfolio II
Beginning AUV	$14.389	$11.203	$11.125	$10.000
Ending AUV	$18.573	$14.389	$11.203	$11.125
Ending number of AUs (000s)	67	60	25	26
T ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond Portfolio II
Beginning AUV	$10.487	$10.089	$10.011	$10.000
Ending AUV	$10.938	$10.487	$10.089	$10.011
Ending number of AUs (000s)	43	21	36	2
THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio
Beginning AUV	$9.570	$8.522	$10.714	$10.000
Ending AUV	$9.327	$9.570	$8.522	$10.714
Ending number of AUs (000s)	—	—	—	—
TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth Portfolio
Beginning AUV	$11.140	$9.645	$10.588	$10.000
Ending AUV	$12.040	$11.140	$9.645	$10.588
Ending number of AUs (000s)	—	—	—	—
Strategic Growth Portfolio
Beginning AUV	$11.367	$9.504	$10.805	$10.000
Ending AUV	$12.392	$11.367	$9.504	$10.805
Ending number of AUs (000s)	2	—	—	—
VANECK VIP TRUST:
Emerging Markets Fund
Beginning AUV	$12.586	$9.652	$12.633	$10.000
Ending AUV	$14.735	$12.586	$9.652	$12.633
Ending number of AUs (000s)	84	39	29	26

	2020	2019	2018	2017
Emerging Markets Bond Fund
Beginning AUV	$11.155	$9.920	$10.585	$10.000
Ending AUV	$12.132	$11.155	$9.920	$10.585
Ending number of AUs (000s)	1	2	1	—
Global Gold Fund
Beginning AUV	$12.559	$9.065	$10.883	$10.000
Ending AUV	$17.383	$12.559	$9.065	$10.883
Ending number of AUs (000s)	15	4	4	—
Global Resources Fund
Beginning AUV	$8.644	$7.738	$10.805	$10.000
Ending AUV	$10.280	$8.644	$7.738	$10.805
Ending number of AUs (000s)	19	2	1	—
VANGUARD VARIABLE INSURANCE FUND:
Balanced Portfolio
Beginning AUV	$12.850	$10.544	$10.971	$10.000
Ending AUV	$14.152	$12.850	$10.544	$10.971
Ending number of AUs (000s)	321	264	85	23
Capital Growth Portfolio
Beginning AUV	$14.460	$11.488	$11.684	$10.000
Ending AUV	$16.901	$14.460	$11.488	$11.684
Ending number of AUs (000s)	58	30	28	16
Conservative Allocation Portfolio (inception date May 1, 2019)
Beginning AUV	$10.688	$10.000	N/A	N/A
Ending AUV	$11.882	$10.688	N/A	N/A
Ending number of AUs (000s)	100	16	N/A	N/A
Diversified Value Portfolio
Beginning AUV	$12.274	$9.813	$10.852	$10.000
Ending AUV	$13.651	$12.274	$9.813	$10.852
Ending number of AUs (000s)	70	46	43	36
Equity Income Portfolio
Beginning AUV	$13.068	$10.555	$11.281	$10.000
Ending AUV	$13.425	$13.068	$10.555	$11.281
Ending number of AUs (000s)	224	186	72	12
Equity Index Portfolio
Beginning AUV	$14.028	$10.738	$11.301	$10.000
Ending AUV	$16.499	$14.028	$10.738	$11.301
Ending number of AUs (000s)	418	461	267	65
Global Bond Index Portfolio (inception date May 1, 2019)
Beginning AUV	$10.486	$10.000	N/A	N/A
Ending AUV	$11.129	$10.486	N/A	N/A
Ending number of AUs (000s)	87	13	N/A	N/A
Growth Portfolio
Beginning AUV	$15.438	$11.595	$11.630	$10.000
Ending AUV	$21.981	$15.438	$11.595	$11.630
Ending number of AUs (000s)	175	113	62	35
High Yield Bond Portfolio
Beginning AUV	$11.469	$9.965	$10.296	$10.000
Ending AUV	$12.059	$11.469	$9.965	$10.296
Ending number of AUs (000s)	111	126	66	15

	2020	2019	2018	2017
International Portfolio
Beginning AUV	$13.694	$10.488	$12.063	$10.000
Ending AUV	$21.471	$13.694	$10.488	$12.063
Ending number of AUs (000s)	352	346	319	81
Mid Cap Index Portfolio
Beginning AUV	$12.978	$9.967	$11.047	$10.000
Ending AUV	$15.247	$12.978	$9.967	$11.047
Ending number of AUs (000s)	311	249	190	24
Moderate Allocation Portfolio (inception date May 1, 2019)
Beginning AUV	$10.779	$10.000	N/A	N/A
Ending AUV	$12.202	$10.779	N/A	N/A
Ending number of AUs (000s)	74	0	N/A	N/A
REIT Index Portfolio
Beginning AUV	$12.398	$9.673	$10.272	$10.000
Ending AUV	$11.737	$12.398	$9.673	$10.272
Ending number of AUs (000s)	181	163	166	44
Short-Term Investment Grade Portfolio
Beginning AUV	$10.628	$10.106	$10.052	$10.000
Ending AUV	$11.156	$10.628	$10.106	$10.052
Ending number of AUs (000s)	674	487	480	76
Small Company Growth Portfolio
Beginning AUV	$13.221	$10.372	$11.241	$10.000
Ending AUV	$16.205	$13.221	$10.372	$11.421
Ending number of AUs (000s)	62	74	96	25
Total Bond Market Index Portfolio
Beginning AUV	$10.921	$10.100	$10.164	$10.000
Ending AUV	$11.691	$10.921	$10.100	$10.164
Ending number of AUs (000s)	899	596	316	113
Total International Stock Market Index Portfolio (inception date May 1, 2019)
Beginning AUV	$10.746	$10.000	N/A	N/A
Ending AUV	$11.887	$10.746	N/A	N/A
Ending number of AUs (000s)	170	65	N/A	N/A
Total Stock Market Index Portfolio
Beginning AUV	$13.800	$10.607	$11.262	$10.000
Ending AUV	$16.554	$13.800	$10.607	$11.262
Ending number of AUs (000s)	751	687	735	209
VIRTUS VARIABLE INSURANCE TRUST:
Duff & Phelps Real Estate Securities Series
Beginning AUV	$12.430	$9.770	$10.468	$10.000
Ending AUV	$12.219	$12.430	$9.770	$10.468
Ending number of AUs (000s)	8	7	1	1
Newfleet Multi-Sector Intermediate Bond Series
Beginning AUV	$11.031	$10.001	$10.290	$10.000
Ending AUV	$11.735	$11.031	$10.001	$10.290
Ending number of AUs (000s)	2	1	3	—
SGA International Series
Beginning AUV	$10.853	$9.169	$11.020	$10.000
Ending AUV	$13.398	$10.853	$9.169	$11.020
Ending number of AUs (000s)	0	0	—	—

	2020	2019	2018	2017
WELLS FARGO ADVANTAGE VT FUNDS:
Discovery Fund
Beginning AUV	$14.625	$10.536	$11.353	$10.000
Ending AUV	$23.751	$14.625	$10.536	$11.353
Ending number of AUs (000s)	9	7	7	1
Opportunity Fund
Beginning AUV	$13.632	$10.385	$11.201	$10.000
Ending AUV	$16.471	$13.632	$10.385	$11.201
Ending number of AUs (000s)	2	0	—	—
WESTCHESTER CAPITAL
Merger Fund VL
Beginning AUV	$11.441	$10.793	$10.093	$10.000
Ending AUV	$12.267	$11.441	$10.793	$10.093
Ending number of AUs (000s)	9	8	6	—
26,535.049	21,414.574	17,411.420	10,601.385
Targets:

APPENDIX C: Deductions for Taxes - Qualified and Non-Qualified Annuity Contracts
State	Upon Purchase Payment	Upon Annuitization	Non-Qualified	Qualified
California		X	2.35%	0.50%
Maine	X		2.00% [1]
Nevada		X	3.50%
South Dakota	X		1.25% [2]
Texas		X	0.04% [3]	0.04%
West Virginia		X	1.00%	1.00%
Wyoming	X		1.00%
NOTE: The above tax deduction rates are as of January 1, 2020. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.
For a more detailed explanation of the assessment of taxes, see "Expenses – Premium Taxes."
Purchase Payments listed above include Purchase Payments paid via 1035 exchange or other transfer.
[1]	Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.
[2]	South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.
3
Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

APPENDIX D: Illustrations of ROP Enhanced Death Benefit Rider
The following table illustrates the impact of partial withdrawals and market value movement for a Contract which has the standard Death Benefit compared to a Contract which has the ROP Enhanced Death Benefit Rider:
Purchase Payments	Partial Withdrawals	Contract Value on Date of Withdrawal	Calculated Amount of Adjusted Partial Withdrawal*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	0	N/A	N/A	$90,000	$90,000	$100,000
$100,000	0	N/A	N/A	$110,000	$110,000	$110,000
$100,000	$20,000	$80,000	$25,000	$70,000	$70,000	$75,000
$100,000	$20,000	$80,000	$25,000	$80,000	$80,000	$80,000
*/Assuming this Partial Withdrawal is made at a time when the Purchase Payments made is $100,000 and the Contract Value is $80,000, the Adjusted Partial Withdrawal equals $25,000 (calculated as ($20,000 x $100,000) / $80,000 = $25,000). Accordingly, after the Partial Withdrawal, the ROP Enhanced Death Benefit Rider is $75,000 (calculated as $100,000 (total Purchase Payments) - $25,000 (Adjusted Partial Withdrawal) = $75,000).
**/The standard Death Benefit Amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.
***/The ROP Enhanced Death Benefit Amount is calculated as the greater of: (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.
The next table illustrates the impact of Advisor Fees and market value movement for a Contract which has the standard Death Benefit compared to a contract which has the ROP Enhanced Death Benefit Rider:
Purchase Payments	Advisor Fees	Contract Value on Date of Advisor Fee	Impact of Advisor Fees on ROP Enhanced Death Benefit Amount*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	$1,000	$80,000	$0	$90,000	$90,000	$100,000
$100,000	$1,000	$80,000	$0	$110,000	$110,000	$110,000
$100,000	$5,000	$80,000	$4,580	$90,000	$90,000	$95,420
*/Assuming that on the day the Advisor Fee was withdrawn, the average daily balance was $70,000 and the Contract Value was $80,000 (prior to the withdrawal), the Maximum Advisor Fee equals $1,400 (calculated as $70,000 x 2% = $1,400). If $5,000 is withdrawn for Advisor Fees, the Excess Advisor Fee is $3,600 (calculated as $5,000 - $1,400 = $3,600). Therefore, the reduction in ROP Enhanced Death Benefit Rider amount would be $4,580 (calculated as the greater of $3,600 or $3,600 x $100,000 / ($80,000 - $1,400) = $4,580). This results in the ROP Enhanced Death Benefit Rider amount of $95,420 (calculated as $100,000 - $4,580 = $95,420).
**/The standard Death Benefit Amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.
***/The ROP Enhanced Death Benefit Amount is calculated as the greater of: (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information
General Information Regarding Jefferson National Life Insurance Company
Jefferson National Life Annuity Account G
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements
Custodian

(cut along dotted line)
If you would like a free copy of the Statement of Additional Information (Form # JNL-MNTADV-SAI-G-0519) dated May 1, 2021 for this Prospectus, please complete this form, detach, and mail to the following address. Or, visit the website at www.nationwideadvisory.com:
Jefferson National Life Insurance Company Administrative Office P.O. Box 36840 Louisville, Kentucky 40233
Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account G (Monument Advisor) variable annuity at the following address:
Name:
Mailing Address:
Sincerely,

(Signature)
© 2020, Jefferson National Life Insurance Company	JNL-MNTADV-PROS-05-19

Monument Advisor SelectSM
Individual Variable Annuity
Issued by
Jefferson National Life Insurance Company
through its
Jefferson National Life Annuity Account G
The date of this prospectus is May 1, 2021.
The contracts described in this prospectus are not available in the State of New York.
This prospectus describes the Monument Advisor SelectSM Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Low Cost Fund Platform Fees (as described below), ROP Enhanced Death Benefit Rider Fees (as described below) as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the Contract. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed in "Appendix A – More Information About the Investment Portfolios." You can put your money in any of the Sub-accounts; certain restrictions may apply. We impose a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. You can view, on our Website, the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio’s management fees and other expenses you will bear indirectly.
Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.
Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.
To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2021. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Website (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus.
For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:
•	Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
•	Address for correspondence sent via courier or overnight mail: 10350 Ormsby Park Place, Louisville, KY 40223.
The Contracts:
•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency
•	are not guaranteed and may be subject to loss of principal
Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at (866) 667-0561.

You should only rely on information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

2

Table of Contents (continued)
3

Definitions of Special Terms
Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.
Accumulation Period: The period during which you invest money in your Contract.
Accumulation Unit: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.
Adjusted Partial Withdrawal: An amount equal to the greater of (1) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees), and any applicable premium taxes withheld or (2) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees) and any applicable premium taxes withheld multiplied by (a) divided by (b) where (a) is the Death Benefit immediately prior to the partial withdrawal; and (b) is the Contract Value immediately prior to the withdrawal. For purposes of this calculation, if an Advisor Fee withdrawal causes the Contract to exceed the Maximum Advisor Fee, then the Contract Value will be reduced by the amount of the allowable Advisor Fee (e.g., the Advisor Fee less the Excess Advisor Fee). Required minimum distributions are considered partial withdrawals and included in this calculation.
Advisor Fee: Any fee charged by any Investment Advisor or financial professional you hire and processed as such by the Company as a withdrawal from the Contract Value.
Annuitant(s): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments. If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.
Annuity Date: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For joint Annuitants all provisions are based on the age of the primary Annuitant.
Annuity Options: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.
Annuity Payments: Periodic income payments provided under the terms of one of the Annuity Options.
Annuity Period: The period during which We make income payments to you.
Annuity Unit: A measurement We use to calculate the amount of Annuity Payments you receive during the Annuity Period.
Beneficiary: The person(s) or entities, designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.
Business Day: Generally, any day on which the New York Stock Exchange is open for trading. Our Business Day ends at the closing of regular trading on the New York Stock Exchange. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers."
Code: The Internal Revenue Code of 1986, as amended.
Company: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.
Contract: The Monument Advisor SelectSM individual variable annuity contract, which provides variable investment options offered by the Company.
Contract Anniversary: The anniversary of the Business Day you purchased the Contract.
Contract Value: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.
Death Benefit Amount: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.
Due Proof of Death: When the Company receives both a death certificate and some other form of notice satisfactory to us, and your election in a form satisfactory to us for the payment method.
Excess Advisor Fee: The Advisor Fees in excess of the Maximum Advisor Fee for the current contract year.
4

FINRA: Financial Industry Regulatory Authority, Inc.
Free Look Period: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but may be longer as required by applicable law, and may differ if it is a Replacement Contract.
Insurance Charges: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.
Investment Advisor: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you to provide you asset allocation and investment advisory services.
Investment Allocations of Record: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select.
Investment Options: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.
Investment Portfolio(s): The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.
Jefferson National Service Center: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 1-866-667-0561).
Joint Owner: The individual who co-owns the Contract with another person.
Low Cost Fund Platform Fee: Fee imposed by the Company on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. This fee is assessed daily as part of the daily Accumulation Unit value calculation. See "Expenses – Low Cost Fund Platform Fee" for further details, including a list of the Sub-accounts for which the Company currently imposes the fee.
Maximum Advisor Fee: Maximum Advisor Fee Percentage multiplied by the average of the current contract year Contract Values on the date each Advisor Fee is deducted.
Maximum Advisor Fee Percentage: For Contracts issued before November 1, 2019, 2.00% per year. For Contracts issued on or after November 1, 2019, 1.5% per year.
Maximum Maturity Date: The date on which the Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Measuring Life: The life upon whom the Death Benefit shall be paid in accordance with the ROP Enhanced Death Benefit Rider. If the Contract is owned by a natural person, the Measuring Life is the Owner. If there are Joint Owners, the Measuring Life is the first Owner to die. If the Owner is a non-living entity, Annuitant ages will be used and the rules above will be followed substituting the word "Annuitant" for the word "Owner."
Net Contract Value: An amount equal to the Contract Value reduced by any applicable premium taxes and the applicable portion of the Subscription Fee.
Non-Natural Owner: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.
Non-Qualified Contract: A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").
Owner: You, the purchaser of the Contract, are the Owner.
Purchase Payment: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.
Qualified Contract: A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, or IRA.
Replacement Contract: A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or another insurance company).
5

Return of Premium ("ROP") Enhanced Death Benefit Rider: An optional benefit you may select for an additional charge that guarantees a minimum amount your beneficiary will receive upon your death, regardless of investment performance. If you elect this Rider, the Contract to which this Rider is attached will be restricted to a maximum of $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. Multiple Contracts to which this Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.
Return of Premium ("ROP") Enhanced Death Benefit Rider Fee: We deduct a fee calculated as a percentage of the average daily Contract Value if you select the ROP Enhanced Death Benefit Rider. See "Fee Table - Optional ROP Enhanced Death Benefit Rider" for the current fee.
Secure Online Account: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.
Separate Account: Jefferson National Life Annuity Account G, which invests in the Investment Portfolios.
Sub-account: A segment within the Separate Account which invests in a single Investment Portfolio.
Subscription Fee: $20 per month fee charged by Us to issue and administer the Contract.
Tax Deferral: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.
Website: www.nationwideadvisory.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.
6

Highlights
The variable annuity Contract that We are offering is a Contract between you (the Owner, You or you) and Us (We, we, Us, us, Our, our). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of the Separate Account. The Contract is intended to be used to accumulate money for retirement or other long-term Tax Deferral purposes.
The Contract charges no insurance fees other than the monthly Subscription Fee imposed during the Accumulation Period and Annuity Period and the ROP Enhanced Death Benefit Rider Fee if you select the ROP Enhanced Death Benefit Rider. You do pay any applicable Low Cost Fund Platform Fees for certain Sub-account allocations, as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios’ advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios.
The Contract includes both a death benefit and an optional ROP Enhanced Death Benefit Rider, each of which is described in detail under the heading "Death Benefit." If the ROP Enhanced Death Benefit Rider is elected, total Purchase Payments, less Adjusted Partial Withdrawals, cannot exceed $3,000,000. Multiple Contracts to which this rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. In the state of Florida, the ROP Enhanced Death Benefit is not available to multiple contracts with the same Measuring Life.
All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.
Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the Contract.
Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint annuitants, all provisions are based on the age of the primary annuitant.
Free Look
If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or whatever longer time period is required by applicable law). Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract. See "The Company - Free Look" section for additional details.
Tax Penalty
In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits.
Document Delivery Requirements
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios. You should consider electing and continue to receive documents electronically if you have regular and continuous Internet access. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.
7

For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available on our Website. While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly. We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year. Prospectuses may also be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports of the Investment Portfolios on our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. You will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Alternatively, We will provide copies of them upon request.
We will deliver all other documents electronically to your Secure Online Account. Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time.
We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days’ notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, We will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days’ notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee on amounts invested in certain Sub-accounts that invest in low cost Investment Portfolios. For further information, see "Expenses – Low Cost Fund Platform Fee."
Inquiries
If you need more information, please go to www.nationwideadvisory.com or contact Us at:
Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561
Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.
Owner Transaction Expenses
Contingent Deferred Sales Charge (as a percentage of Purchase Payments withdrawn)	None
Transfer Fee[1]	Current Charge: None	Maximum Charge: $25.00
[1]	All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply as further described under the heading "Transfers – Excessive Trading Limits" and "Transfers – Short Term Trading Risk."
8

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.
Separate Account Annual Expenses Table
	Current Charge	Maximum Charge
Subscription Fee	$240.00 per Contract annually ($20.00 per month)	$240.00 per Contract annually ($20.00 per month)
Separate Account Annual Expenses (as a percentage of Contract Value invested in the Investment Portfolios) Mortality and Expense Risk Charge	0.00%	0.00%
Administrative Charge	0.00%	0.00%
Total Separate Account Annual Expenses	$240.00	$240.00
Optional Low Cost Fund Platform
The next item shows the fee that you will pay, in addition to the Subscription Fee, and Investment Portfolio operating expenses, on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. For further details, see "Expenses – Low Cost Fund Platform Fee."
	Minimum Annual Fee	Maximum Annual Fee
Low Cost Fund Platform Fee (as a percentage of the average daily Contract Value allocated to the Sub-account)	0.05%	0.35%
Optional ROP Enhanced Death Benefit Rider
The next table shows the fee that you will pay, in addition to the Subscription Fee, and Investment Portfolio operating expenses, if you elect the ROP Enhanced Death Benefit Rider.
	Current Annual Fee	Maximum Annual Fee
ROP Enhanced Death Benefit Rider Fee (as a percentage of the average daily Contract Value)	0.15%	0.30%
Investment Portfolio Operating Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2020, charged by the Investment Portfolios that you may pay periodically during the life of the contract. More detail concerning each underlying Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio.
	Minimum	Maximum
Total Investment Portfolio operating expenses
Expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses for the period ended December 31, 2020.
Current and future total operating expenses of the Investment Portfolios could be higher or lower than those shown in the table.	Gross: 0.11%	Gross: 3.50%
9

The minimum and maximum Investment Portfolio fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Investment Portfolios. Therefore, actual expenses could be lower. Refer to the Investment Portfolio prospectuses for specific expense information. Additionally, the minimum and maximum underlying mutual fund operating expenses indicated above do not reflect the assessment of the Low Cost Fund Platform Fee, which is assessed by Us on certain Sub-account allocations. The Low Cost Fund Platform Fee may increase the cost of investing in certain Investment Portfolios beyond the minimum and maximum Investment Portfolio operating expenses reflected in the above table.
Examples of Fees and Expenses
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Subscription Fee, ROP Enhanced Death Benefit Rider Fee, and Investment Portfolio fees and expenses.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. The Example does not reflect the assessment of the Low Cost Fund Platform Fee, which, if reflected, would result in higher expenses. For a description of the Low Cost Fund Platform Fee, see "Expenses – Low Cost Fund Platform Fee." The Subscription Fee for every Contract, regardless of size, is $240 annually, i.e. $20 per month. For this example, we used $20.00 per month as the Subscription Fee, but converted it to an asset based charge based on the average Contract size as of the previous December 31. This conversion causes the Subscription Fee in the example below to be less than $240 annually. We also used .30% for the ROP Enhanced Death Benefit Rider Fee (if elected). Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:
Highest cost example using maximum charges:
(1)	Assuming Contract charges and gross maximum Investment Portfolio operating expenses and you have purchased the ROP Enhanced Death Benefit Rider:

1 year	3 years	5 years	10 years
$403.26	$1,223.44	$2,062.17	$4,242.97
(2)	Assuming Contract charges and gross minimum Investment Portfolio operating expenses and you have purchased the ROP Enhanced Death Benefit Rider:

1 year	3 years	5 years	10 years
$64.26	$201.61	$351.65	$790.18
(3)	Assuming Contract charges and gross maximum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$357.51	$1,087.88	$1,839.22	$3,813.26
(4)	Assuming Contract charges and gross minimum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$18.51	$58.24	$101.90	$230.81
Condensed Financial Information
Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.
10

The Company
Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.
We are principally engaged in the life insurance and annuity business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp. Jefferson Financial Corp is ultimately owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company, which are engaged in general insurance and reinsurance business, except life insurance.
The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.
The Monument Advisor Select Variable Annuity Contract
This prospectus describes The Monument Advisor Select Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.
The Contract benefits from Tax Deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contract may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides Tax Deferral under the Code. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain annuity benefits and features other than Tax Deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.
The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.
Free Look
If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or longer if required by your state). Our Insurance Charges and Investment Portfolio operating expenses, along with any applicable Low Cost Fund Platform Fees will have been deducted. On the Business Day We receive your request We will return your Contract Value, less any withdrawals from the Contract and applicable federal and state withholding. In states that require the return of Purchase Payments, we will return the greater of Purchase Payments or Contract Value, less any withdrawals from the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract (or longer if required by your state). The free look period varies by state and is as long as 30 days in some states. Please contact us for additional information regarding the time period in your state.
Owner. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing via fax or U.S. mail. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.
A change of Owner may be a taxable event.
Joint Owner. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing via fax or U.S. mail or otherwise.
11

Beneficiary. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. In the case of a non-natural Owner, and no Beneficiary is named, the default will be the Owner. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.
Restricted Beneficiary. In accordance with Company procedures and applicable law, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
Assignment
Subject to applicable law, you can assign the Contract at any time during the Contract Owner’s lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.
An assignment may be a taxable event.
If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.
Electronic Administration of Your Contract
This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, to receive documents relating to the Contract by paper, via U.S. Mail at no extra charge.
If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.
You may, however, elect to have documents related to your Contract also delivered via U.S. mail to your address of record at no extra charge. We may also continue to send documents to your Secure Online Account. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. mail will be processed as received, usually within two business days.
Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports for the Investment Portfolios on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.
You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, either before or after a prospectus is removed from the website, we will send you a paper copy of these documents via U.S. mail. Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.
We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.
12

You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Confirmations and Statements
We will send a confirmation statement to your Secure Online Account, or by paper delivery via U.S. mail at no extra charge, each time you make a new Purchase Payment, a transfer among the Investment Portfolios, or a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@nationwideadvisory.com or call Us at (866) 667-0561.
Requesting Transactions or Obtaining Information About your Contract
You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.
Telephone and Website Transactions. You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.nationwideadvisory.com). All transaction requests are processed subject to Our administrative rules and procedures.
We will accept transaction requests from your Investment Advisor or financial professional upon your written request. You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.
We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine and will not be liable for following instructions that are reasonably determined to be genuine. All telephone calls will be recorded and the caller will be asked to produce correct identifying information before We will accept the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.
Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although We have taken precautions to prevent such outages or slowdowns, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transactions by mail.
Security of Electronic Communications With Us. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.
13

You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.
Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.
We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website or secure file share portal. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "Nationwide Mutual Insurance Co." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Jefferson National has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Jefferson National’s businesses as Jefferson National continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the variable account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Jefferson National provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Jefferson National’s businesses and could have a negative impact on its financial condition and operations.
While Jefferson National is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Jefferson National’s financial strength and claims-paying ability. There are many factors beyond Jefferson National’s control that cannot be mitigated or foreseen that could have a negative impact on Jefferson National and the operation of the contract. Jefferson National continues to monitor the economic situation and assess its impact on its business operations closely.
Business Continuity Risks
Jefferson National is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Jefferson National’s ability to administer the contracts. Natural and man-made disasters may require a significant contingent of Jefferson National’s employees to work from remote locations. During these periods, Jefferson National could experience decreased productivity, and a significant number of Jefferson National’s workforce or certain key personnel may be unable to fulfill their duties if Jefferson National’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Jefferson National’s ability to administer the contract.
Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Jefferson National closely monitors the business continuity activities of these third parties, successful
14

implementation and execution of their business continuity strategies are largely beyond Jefferson National’s control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Jefferson National’s ability to administer the contract could be impaired.
Beneficially Owned Contracts
A beneficially owned contract is a Contract that is inherited or purchased by a Beneficiary and the Beneficiary holds the Contract as a Beneficiary (as opposed to treating the Contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws. An owner of a beneficially owned contract is referred to as a "beneficial owner."
There are two types of beneficially owned contracts, a "continued beneficially owned contract" and a "purchased beneficially owned contract." A continued beneficially owned contract is when a Beneficiary inherits a Contract and continues that Contract as a beneficial owner. A "purchased beneficially owned contract" is when a Beneficiary purchases a new Contract using a death benefit or contract value that the Beneficiary inherited under a different annuity Contract.
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	Subsequent purchase payments are not permitted under any beneficially owned contract.
•	No optional benefits are permitted under any beneficially owned contract, except that a purchased beneficially owned contract may elect an optional death benefit.
•	A beneficial owner must be both the Contract Owner and the Annuitant of a beneficially owned contract, and no additional parties may be named.
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor Beneficiary(ies).
•	Beneficially owned contracts cannot be assigned, except that a beneficial owner may assign rights to the distribution payments.
There is no death benefit payable on a on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or Contract value to be distributed will be payable to a successor Beneficiary in accordance with applicable federal tax laws.
A Beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the Contract as the sole contract owner and treat the Contract as the spouse’s own. If a spouse continues the Contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Good Order
A request or transaction generally is considered in good order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. Good order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, good order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time. If you have any questions, you should contact us or your Investment Advisor or financial professional before submitting the form or request.
15

Purchase
Application for a Contract
If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
Purchase Payments
A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $15,000. We reserve the right to issue a Contract for less than $15,000 with Our approval, subject to the terms and conditions we may require. The maximum We accept is $10,000,000 ($3,000,000 in total Purchase Payments across all Contracts with the same Measuring Life if the ROP Enhanced Death Benefit Rider is elected) without Our prior approval and will be subject to such terms and conditions as We may require. In the state of Florida, the ROP Enhanced Death Benefit Rider is not available to multiple contracts with the same Measuring Life.
Jefferson National reserves the right to refuse any Purchase Payment. Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions. Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.
Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay Advisor Fees), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments
You control where your Purchase Payments are invested. On the application for a Contract, you may choose to have 100% of your initial Purchase Payment invested in the money market Sub-Accounts. Alternatively, you may use a separate administrative form to select the Sub-Accounts in which to invest your initial Purchase Payment. Any subsequent or additional Purchase Payments will be allocated based on your Investment Allocation of Record. Please make sure your Investment Allocation of Record is kept current. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. See "Expenses – Low Cost Fund Platform Fee" for further details.
Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes at the close of regular trading on the New York Stock Exchange.
16

Investment Options
Investment Portfolios
The Contract offers various Sub-accounts, each of which invests exclusively in an Investment Portfolio listed in "Appendix A – More Information About the Investment Portfolios." During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives.
In the future, additional Investment Portfolios managed by certain investment advisory firms, brokerage firms, or their affiliates may be added. These additional Investment Portfolios may be offered exclusively to purchasing customers of the particular investment advisory firm or brokerage firm, or through other exclusive distribution arrangements.
You should read the summary prospectus or prospectus for any Investment Portfolio carefully before investing. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these summary prospectuses and prospectuses will not be sent to you in paper. They are, however, available on Our Website. See "Appendix A – More Information About the Investment Portfolios" which contains the investment objective for each Investment Portfolio.
The investment objectives and policies of certain Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisors. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisors cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisors.
A significant portion of the assets of certain Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.
The Investment Portfolios are NOT publicly available mutual funds. Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner will be disadvantageous to you.
Administrative, Marketing and Support Services Fees
Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant Contracts. Certain minimums may apply and this amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive
17

payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees.
Selection of Investment Portfolios
The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, advisor or customer interest, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company reviews each Investment Portfolio periodically after it is selected. Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets. If this occurs, you may remain invested in the Investment Portfolio, although you may be restricted from adding additional Purchase Payments or transferring additional Contract Value into such Investment Portfolio. The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice.
Fixed Account
No fixed account is available during the Accumulation Period. See "Annuity Payments" for information on the Fixed Account during the Annuity phase of the Contract (these payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability).
Voting Rights
Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other Owners materials describing the matters to be voted on and we may send these materials to you in paper even if you have elected Electronic Administration. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own, including shares owned by us and our affiliates, and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of Contract Owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.
Substitution
It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any substitution is made. Once a substitution is approved, your investment in such Investment Portfolio will automatically be transferred into the new Investment Portfolio.
Transfers
You can transfer money among the Investment Portfolios, subject to the excessive trading limits set forth below. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Sub-accounts. See "Expenses – Low Cost Fund Platform Fee" for further details. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section below.
Early Cut-Off Times
Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See "Appendix A – More Information About the Investment Portfolios" for a list of Investment Portfolios with early cut-off times. For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used. These early cut-off times do not apply to Purchase Payments or Contract withdrawals.
18

Transfers During the Accumulation Period
You can make a transfer to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you.
We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:
(1)	Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.
(2)	Your request for transfer must clearly state how much the transfer is for.
(3)	Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:
(a)	the requirement of a minimum time period between each transfer;
(b)	not accepting a transfer request from an Investment Advisor or financial professional acting under a power of attorney on behalf of more than one Owner; or
(c)	limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.
(4)	We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.
This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.
Excessive Trading Limits
The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons who make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other Owners invested in the Investment Portfolio.
We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or financial professional acting under a limited power of attorney, for any reason, including without limitation, if:
•	We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by an Investment Advisor or financial professional, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or
•	We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or
•	We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or
•	the requested transaction violates Our administrative rules designed to detect and prevent market timing.
The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. mail only, etc.) or even prohibitions on them for particular Owners who, in Our view, or in the view of an investment adviser to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to withdrawals from the Contract.
19

We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all Owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.
Short-Term Trading Risk. Frequent exchanges among Investment Portfolios by Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.
The insurance–dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short–term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short–term trading by contract owners.
As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short–term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.
Frequent Trading. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.
If a current or future transfer request is restricted or denied in accordance with our administrative procedures, you and your Investment Advisor or financial professional will be notified, and you will be kept in your current Sub-Account allocation. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.
In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).
Dollar Cost Averaging Program
The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.
Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.
20

There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see "Expenses – Low Cost Fund Platform Fee."
Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.
Rebalancing Program
Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see "Expenses – Low Cost Fund Platform Fee."
Example: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Bond Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, Jefferson National would sell some of your units in the Bond Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.
Advisor Fee Withdrawals
Jefferson National understands the importance to you of having advice from an Investment Advisor or financial professional regarding your investments in the Contract. Jefferson National has not made any independent investigation of these Investment Advisors or financial professionals and is not endorsing such programs. If Advisor Fees will be paid out of your Contract during the Accumulation Period, you will be required to enter into an advisory agreement with your Investment Advisor or financial professional.
Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay Advisor Fees. You should consult a tax advisor regarding the tax treatment of the payment of Advisor Fees from your Contract. See "Taxes" for further information.
If the ROP Enhanced Death Benefit Rider is elected, Advisor Fee withdrawals in excess of the Maximum Advisor Fee will reduce the Death Benefit Amount. See "Exhibit D – Illustrations of ROP Enhanced Death Benefit Rider" for illustrations.
Expenses
There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:
Subscription Fee
We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the Contracts. On the last Business Day of each month, this fee is deducted from the money market Investment Portfolios you are invested in, pro rata, via a redemption of Accumulation Units. If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata, via a redemption of Accumulation Units. The method by which the Subscription Fee is deducted may vary by state. We will deduct the Subscription Fee each month
21

during the Accumulation Period and the Annuity Period. We also impose the applicable portion of the fee at death, annuitization, and upon full surrender of the Contract. The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof, of Our company or any of Our affiliates. In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.
We will waive the $20 per month Subscription Fee if on the day the Subscription Fee would be levied your entire Contract Value is invested in one or more Sub-accounts for which the Company charges the Low Cost Fund Platform Fee and/or one or more of the following Sub-accounts (Waiver Sub-accounts):
Waiver Sub-accounts:
•	Nationwide Variable Insurance Trust – NVIT DFA Nationwide Capital Appreciation (Class P)
•	Nationwide Variable Insurance Trust – NVIT DFA Nationwide Moderate (Class P)
•	Nationwide Variable Insurance Trust – NVIT Government Money Market
NOTE: If Contract Value is allocated to one or more Waiver Sub-accounts, the waiver of the Subscription Fee will only apply if on the day the Subscription Fee would be levied, the total allocation to all of the Waiver Sub-accounts combined is equal to or less than 10% of the total Contract Value. If on such date the total allocation to all of the Waiver Sub-accounts combined is greater than 10% of the total Contract Value, the $20 per month Subscription Fee will apply for that month.
ROP Enhanced Death Benefit Rider Fee
If you elect the ROP Enhanced Death Benefit Rider, We will deduct a fee. The fee is deducted as an annualized percentage of the daily Contract Value.
The fee is equal to 0.15% annually. The Company reserves the right to increase the fee to the maximum fee set forth in the "Fee Table."
Upon termination of the ROP Enhanced Death Benefit Rider, the fee will no longer be deducted.
The ROP Enhanced Death Benefit Rider may not be available in all states, or within certain plans.
Contract Maintenance Charge
We impose no other Contract maintenance charge.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee up to 0.35% annually (this is the maximum fee) on Contract Value invested in certain Sub-accounts. The fee is deducted as an annualized percentage of the daily Contract Value allocated to the particular Sub-account(s). The determination of which Sub-accounts impose a Low Cost Fund Platform Fee is made by Us at Our sole discretion. The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract. These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios. The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose. A listing of the Sub-accounts for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available on the Company’s Website or upon request. Some of the indicated Sub-accounts may not be available due to the date your Contract was issued. Refer to "Appendix A: More Information About the Investment Portfolios" for more information regarding Sub-account availability.
Sub-accounts with a Low Cost Fund Platform Fee of 0.35%:
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
22

•	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio
•	Vanguard Variable Insurance Fund - Equity Income Portfolio
•	Vanguard Variable Insurance Fund - Equity Index Portfolio
•	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•	Vanguard Variable Insurance Fund - Growth Portfolio
•	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio
•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Vanguard Conservative Allocation Portfolio
•	Vanguard Variable Insurance Fund - Vanguard Moderate Allocation Portfolio
Sub-accounts with a Low Cost Fund Platform Fee of 0.25%:
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y
Sub-accounts with a Low Cost Fund Platform Fee of 0.10%:
•	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV
•	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 1
•	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1
This list may change at any time; however, if a Sub-account which was previously offered without this fee is added to this list, the Low Cost Fund Platform Fee will not be charged on existing dollars invested in such Sub-account without your consent. Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Sub-accounts for which the Company charges the Low Cost Fund Platform Fee.
Investment Portfolio Operating Expenses
There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio operating expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers. The investment advisory fees and other expenses, if any, which are more fully described in the Investment Portfolio prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Transfer Fee
We impose no transfer fee for transfers made during the Accumulation Period. We reserve the right to impose a fee, not to exceed $25, for excessive transfers after notifying You in advance. Any such fee would be used to recoup the cost of administering the transfer.
23

Premium Taxes
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see "Appendix C – Deductions for Taxes – Qualified and Nonqualified Annuity Contracts."
Income Taxes
Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.
Contract Value
Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero and any added riders have no value, we reserve the right to surrender your Contract.
Accumulation Units
Every Business Day, we determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor for any particular Sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the net asset value of the Investment Portfolio as of the end of the current Business Day; and
(2)	the per share amount of any dividend or income distributions made by the Investment Portfolio (if the date of the dividend or income distribution occurs during the current Business Day).
(b)	is the net asset value of the Investment Portfolio as of the end of the preceding Business Day.
(c)	is a factor representing any Contract charges that are deducted from the Sub-account, which may include charges for elected optional riders and/or any applicable Low Cost Fund Platform Fees.
Note: The factor in (c) above reflects only those Contract charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect other charges that are assessed via the redemption of Accumulation Units (e.g., Subscription Fee, Transfer Fee).
The value of an Accumulation Unit may go up or down from Business Day to Business Day.
When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Subscription Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.
We calculate the value of an Accumulation Unit for each Sub-account at the close of regular trading on the New York Stock Exchange each Business Day and then credit your Contract.
EXAMPLE: On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.
24

Access To Your Money
You can have access to the money in your Contract:
(1)	by making a withdrawal (either a partial or a complete withdrawal);
(2)	by electing to receive Annuity Payments; or
(3)	when a death benefit is paid to your Beneficiary.
Withdrawals can only be made during the Accumulation Period.
When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription Fees.
All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise.
Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the "Suspension of Payments or Transfers" provision (see below) is in effect.
A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).
Systematic Withdrawal Program
The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the systematic withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise.
You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone withdrawals or transfers for any period when:
(1)	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(2)	trading on the New York Stock Exchange is restricted;
(3)	an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;
(4)	during any other period when the SEC, by order, so permits for the protection of Owners.
If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an Owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.
Death Benefit
Upon Your Death During the Accumulation Period
If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations.
25

The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary.
Restricted Beneficiary
In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor.
Standard Death Benefit Amount During the Accumulation Period
Assuming you have not elected the ROP Enhanced Death Benefit Rider, the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes, at the time we receive due proof of death and a payment election.
ROP Enhanced Death Benefit Rider
For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where:
(1)	is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or
(2)	is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. In the state of Florida, the ROP Enhanced Death Benefit is not available to multiple contracts with the same Measuring Life.
If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn. See "Exhibit D – Illustrations of ROP Enhanced Death Benefit Rider" for examples of the calculation of the Death Benefit Amount if you have elected the ROP Enhanced Death Benefit Rider.
Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied.
The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following:
26

(1)	if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:
(a)	the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or
(c)	the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).
(2)	the Annuity Date;
(3)	the date the Contract to which this rider is attached terminates;
(4)	the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;
(5)	Subject to the step up in Contract Value described above, immediately following a spousal continuation.
Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state.
Payment of the Death Benefit During the Accumulation Period
Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2.
OPTION 1 - lump sum payment of the Death Benefit Amount; or
OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner;
OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner; or
OPTION 4 – in any other manner permitted by law and approved by Jefferson National.
Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:
•	continue the Contract in his or her own name at the then current Death Benefit Amount;
•	elect a lump sum payment of the Death Benefit Amount; or
•	apply the Death Benefit Amount to an Annuity Option, see Beneficially Owned Contracts for additional information.
If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy(Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
27

Death of Contract Owner During the Annuity Period
If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.
Death of Annuitant
If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Annuity Payments (The Annuity Period)
Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.
You can select any Annuity Date provided it is at least two (2) years after the Contract issue date, unless you purchase a Florida Contract (which is 12 months from the date you purchase the contract), but may not be later than the Maximum Maturity Date.
The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date. The terms of this required annuitization may vary by state. For a Contract held as an IRA, once you attain age 70½, (age 72 for Contract Owners who turn age 72 on or after January 1, 2020), you are required to either annuitize the Contract or take the required minimum distribution under the Code.
You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.
For contracts issued on or after July 20, 2012, you may only choose to have fixed Annuity Payments during the Annuity Period. These payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability. If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.
For contracts issued prior to July 20, 2012, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National’s general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date.
Annuity Payment Amount
For Contracts issued prior to July 20, 2012, if you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your Annuity Payment will depend upon:
28

(1)	the Contract Value, minus any applicable fees, or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount) applied to an Annuity Option on the Annuity Date;
(2)	the 3% or 5% (as you selected) assumed investment rate (AIR) performance used in the annuity table for the Contract;
(3)	the performance of the Investment Portfolio(s) you selected, less any applicable fees; and
(4)	the Annuity Option you select.
You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual performance is less than 3% or 5% (as you selected) AIR, your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when the investment performance rises and decrease more rapidly when investment performance decreases.
On the Annuity Date, the Contract Value, less any premium tax, and less the Subscription Fee, if applicable, will be applied under the Annuity Option you selected.
Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $50.
Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.
Annuity Options
You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.
OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment. If you die after you elect this option but before the first annuity payment is made, you will not receive any payments.
OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor will be calculated based on the option chosen at the time of annuitization. Please note, the higher the elected payment to the survivor is, the lower the amount of each payment will be when both join Annuitants are alive.
Taxes
NOTE: Jefferson National has prepared the following information on federal taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.
29

The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.
Annuity Contracts in General
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Tax Status of the Contracts
Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.
Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.
Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
For Contract Owners who reach age 70 1/2 prior to January 1, 2020, distributions from an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The SECURE Act raised the age that distributions from an IRA, SEP IRA, or Simple IRA must begin. For those Contract Owners who attain age 70 1/2 on or after January 1, 2020, distributions must begin no later than April 1 of the calendar year in which the Contract Owner turns age 72. Distributions may be paid in a lump sum or in payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime; therefore, the required beginning date is not applicable to Roth IRAs.
If the Owner dies on or before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or SIMPLE IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.
The SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. If the Contract Owner dies on or after January 1, 2020 and the individual Beneficiary is not an eligible designated beneficiary as defined under the Code, then the entire interest in the Contract must be distributed by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering purchase of the Contract should consult a qualified tax advisor.
30

If the Contract Owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the Contract must be distributed by December 31 of the tenth year following the Contract Owner’s death. In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the Contract may be distributed over the life or a period not exceeding the life expectancy of the eligible designated beneficiary, provided such distributions begin within one year of death. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the Contracts.
For Individual Retirement Annuities, SEP IRAs and SIMPLE IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or SIMPLE IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Other rules may apply to Qualified Contracts.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile.
Consistent with Rev. Proc. 2013-17 the final regulations provide that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Taxation of Non-Qualified Contracts
Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.
The following discussion generally applies to Contracts owned by natural persons.
Withdrawals. In general, when a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the withdrawal over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. For information on the tax consequences of Advisor Fee withdrawals, please see "Taxation of Non-Qualified Contracts – Advisor Fees." In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:
•	made on or after the taxpayer reaches age 59 1/2;
•	made on or after the death of an Owner;
31

•	attributable to the taxpayer’s becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.
Advisor Fees. In a private letter ruling issued to the Company in 2019, the IRS ruled that the payment of Advisor Fees will not be treated as distributions from Non-Qualified Contracts, will not be taxable to the Owner, are not reportable to the IRS as distributions from the Contract, and are not subject to the 10% penalty for early withdrawal by Owners who are under age 59 ½ if all of the following requirements are met:
•	the annuity contract is designed for Owners who will receive ongoing investment advice from an Investment Advisor who is appropriately licensed and in the business of providing investment advice;
•	the Contract Owner authorizes Advisor Fees to be paid periodically to the advisor from the Contract’s cash value;
•	the Advisor Fees will be determined based on an arms-length transaction between the Owner and Investment Advisor;
•	the Advisor Fees will not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined at the time and in the manner provided by the fee authorization, but in all events based on the cash value during the period to which the Advisor Fees relate ("PLR Permitted Amount");
•	the Advisor Fees will compensate the Investment Advisor only for investment advice that the Investment Advisor provides to the Owner with respect to the Contract and not for any other services or accounts;
•	while the fee agreement is in place, the Contract will be solely liable for the payment of Advisor Fees directly to the Investment Advisor;
•	the Owner may not pay the fees to the Investment Advisor from any other accounts or assets nor can the Owner direct the payment of fees for any other purpose or to any other person; and
•	the Investment Advisor will not receive a commission for the sale of the Contract.
It is unclear how an Advisor Fee in excess of the 1.5% limit will be treated by the IRS. The IRS may take the position that it is entirely subject to the standard tax treatment for withdrawals or it may treat only the amount in excess of the 1.5% amount as a taxable distribution to the Owner. Although the tax treatment is unclear, Nationwide will report to the IRS the amount of any Advisor Fee in excess of the 1.5% as a taxable distribution.
Beginning in 2020, the PLR Permitted Amount for each eligible Contract as follows.
Systematic Advisor Fees. "Systematic Advisor Fees" are Advisor Fees that are automatically withdrawn according to our designated form that specifies the frequency and basis (e.g. contract value or average daily contract value). If either the frequency or the basis is changed during a calendar year, then the Non-Systematic Advisor Fee calculation will apply for that calendar year. Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if:
•	The amount of the Systematic Advisor Fee being withdrawn is less than or equal to (1.5% / frequency of withdrawals ) x basis on the date of withdrawal; or
•	The annual cumulative total of Systematic Advisor Fees withdrawn is less than or equal to (1.5% x basis on the date of withdrawal).
If the amount of the Systematic Advisor Fee exceeds the PLR Permitted Amount, then the amount in excess of the PLR Permitted Amount will be reported as taxable.
Non-Systematic Advisor Fees. "Non-Systematic Advisor Fees" are Advisor Fees that do not meet the definition of Systematic Advisor Fees. Non-Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if the annual cumulative total of the Non-Systematic Advisor Fees withdrawn from an eligible Contract is less than or equal to 1.5% multiplied by the year-to-date average daily asset value on the date of the withdrawal.
Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover
32

your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.
Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.
It is possible that the IRS may take the position that the ROP Enhanced Death Benefit Rider Fees are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax advisor prior to selecting this option.
Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.
Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.
Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Values from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much "investor control" of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.
In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.
The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner’s right to allocate Purchase Payments and transfer funds among the available Sub-accounts, all investment decisions concerning the Sub-accounts will be made by Us or an advisor in its sole and absolute discretion.
33

Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.
At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.
Taxation of Qualified Contracts
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.
CARES Act. The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:
•	Waiving the 2020 lifetime and post death minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70 1/2 in 2019. Additionally, 2020 will not be counted in measuring the five-year distribution period requirement for post death RMDs, with the result that the five-year period is extended by one year.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.
Required Minimum Distributions
Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 (age 72 for those employees who turn age 72 on or after January 1, 2020) or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a traditional SEP or SIMPLE IRAs, or to a 5% or more owner of the employer sponsoring the plan, and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. If you choose the ROP Enhanced Death Benefit Rider, required minimum distributions will be considered partial withdrawals for purposes of the Adjusted Partial Withdrawals calculation.
Medicare Tax
A 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts. For purposes of this tax, net investment income will include income from Non-Qualified Contracts (as well as interest, dividends and certain other items). The 3.8% Medicare tax is imposed on the lesser of:
34

(1)	the taxpayer’s "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or
(2)	the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).
"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e. IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2. The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.
Seek Tax Advice
The above description of federal income tax consequences is only a brief summary meant to alert you to the issues and is not intended as tax advice. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering purchase of a Contract should first consult a qualified tax adviser.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Legal Proceedings
Jefferson National Life Insurance Company ("the Company")
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Jefferson National Securities Corporation ("JNSC")
The general distributor, JNSC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
Abandoned Property Requirements
Every state has unclaimed property laws that generally declare non-qualified annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the Death Benefit Amount is due and payable. For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or
35

to our state of domicile. Escheatment is the formal, legal name for this process. However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation. To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.
Proof of Age and Survival
The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements
If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.
Changes to Comply with Law and Amendments
The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
The Separate Account
We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life Annuity Account G serves the variable annuity portion of the Contract. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account G. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Jefferson National Life Annuity Account G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account G is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.
The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.
Where permitted by law, we may:
•	create new Separate Accounts;
•	combine separate accounts, including combining the Separate Account with another separate account established by the Company;
•	transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;
•	transfer the Separate Account to another insurance company;
•	add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;
•	make the Sub-accounts available under other policies we issue;
•	add new Investment Portfolios or remove existing Investment Portfolios;
•	substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;
•	deregister the Separate Account under the Investment Company Act of 1940; and
•	operate the Separate Account under the direction of a committee or in another form.
36

Distributor
Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA. Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.
We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or investment advisors for other services such as platform access fees, marketing support, and/or reimbursement of conference expenses. Certain employees of the Company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.
Financial Statements
Our financial statements and schedules have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.
The financial statements of Jefferson National Life Annuity Account G are included in the Statement of Additional Information.
37

APPENDIX A: More Information About the Investment Portfolios
This appendix contains information about the Investment Portfolios in which the Sub-Accounts invest. The Investment Portfolios in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each Investment Portfolio for more detailed information. Underlying prospectuses for the Investment Portfolios are available online or through your Secure Online Account and by contacting the Jefferson National Service Center.

Designations Key:
EC:	The Investment Portfolio imposes an early cut-off time for transfer requests (see Transfers – Early Cut-off Times).
FF:	The Investment Portfolio primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an Investment Portfolio that does not invest in other mutual funds. Refer to the prospectus for this Investment Portfolio for more information.
LCFF:	Nationwide assesses a Low Cost Fund Fee on allocations to this Sub-Account because the Investment Portfolio does not provide the Company with sufficient revenue (see Expenses - Low Cost Fund Platform Fee). The revenue (12b-1 fees) compensates the Company for promoting, marketing, and administering the contract and the Investment Portfolios.
VOL:	The Investment Portfolio uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of Investment Portfolio may result in foregone investment gains that could otherwise be realized by investing in riskier Investment Portfolios.
Advisors Preferred Trust - Gold Bullion Strategy Portfolio
Investment Advisor:	Advisors Preferred, LLC
Sub-advisor:	Flexible Plan Investments, Ltd.
Investment Objective:	The Fund seeks returns that reflect the performance of the price of Gold bullion.
Designation: EC: 3:30 PM EST
Alger Capital Appreciation Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, LLC
Investment Objective:	Seeks long-term capital appreciation
Alger Large Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, LLC
Investment Objective:	Seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, LLC
Investment Objective:	Seeks long-term capital appreciation.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Global Thematic Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
38

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	The Portfolio seeks to provide investors with capital appreciation.
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Capital appreciation and some current income.
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Current income and preservation of capital.
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Capital appreciation.
ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Current income and capital appreciation
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth. Income is a secondary objective.
39

American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - American Funds Mortgage Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide current income and preservation of capital.
American Funds Insurance Series® - American High-Income Trust: Class 4 (formerly, American Funds Insurance Series® - High-Income Bond Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide a high level of current income and, secondarily, capital appreciation.
American Funds Insurance Series® - Asset Allocation Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return consistent with preservation of capital over the long term.
American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund's secondary objective is to provide growth of capital.
American Funds Insurance Series® - Capital World Bond Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.
American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4 (formerly, American Funds Insurance Series® - Global Growth & Income Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital while providing current income.
American Funds Insurance Series® - Global Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital.
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital.
American Funds Insurance Series® - Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide growth of capital.
American Funds Insurance Series® - Growth-Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to achieve long-term growth of capital and income.
American Funds Insurance Series® - International Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital.
40

American Funds Insurance Series® - International Growth & Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital while providing current income
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Designation: FF, VOL
American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2 (formerly, American Funds Insurance Series® - Managed Risk Blue Chip Income & Growth Fund: Class P2)
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.
American Funds Insurance Series® - New World Fund®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term capital appreciation.
American Funds Insurance Series® - The Bond Fund of America: Class 4 (formerly, American Funds Insurance Series® - Bond Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide as high a level of current income as is consistent with the preservation of capital.
American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 (formerly, American Funds Insurance Series® - U.S. Government/AAA-Rated Securities Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide a high level of current income consistent with preservation of capital.
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 (formerly, American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock U.S. Government Bond V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek to maximize total return, consistent with income generation and prudent investment management.
41

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	The investment objective of the Fund is to seek high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	To seek long-term capital appreciation.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek long-term capital growth.
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Designation: LCFF
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
Calvert Variable Products, Inc. - Calvert VP SRI Balanced Portfolio: Class F
Investment Advisor:	Calvert Research and Management
Investment Objective:	Provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks total return, consisting of current income and capital appreciation.
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term growth of capital.
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term growth of capital.
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term capital appreciation.
42

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (formerly, Credit Suisse Trust - Commodity Return Strategy Portfolio)
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: FF, LCFF
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (formerly, DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class)
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek total return consisting of capital appreciation and current income.
Designation: FF, LCFF
DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve a stable real return in excess of the rate of inflation with a minimum of risk.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
43

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Global Investment Management Corp.
Investment Objective:	Capital appreciation.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Investment Objective:	To achieve high current income and moderate capital appreciation.
Designation: VOL
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Seeks high total return with a secondary objective of principal preservation.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	Geode Capital Management, LLC
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks to provide capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income while also considering growth of capital.
44

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
First Eagle Variable Funds - Overseas Variable Fund
Investment Advisor:	First Eagle Investment Management, LLC
Investment Objective:	The fund seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies.
Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Institutional, LLC
Investment Objective:	Seeks high total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation, with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
45

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high level of current income, with capital appreciation over the long term as a secondary goal.
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks income.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Fund - Global Managed Futures Strategy
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Global Managed Futures Strategy Fund (the "Fund") seeks to generate positive total returns over time.
Guggenheim Variable Fund - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide total return, comprised of current income and capital appreciation.
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation.
Guggenheim Variable Funds Trust - Series P (High Yield Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High current income and capital appreciation as a secondary objective.
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
46

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
Invesco - Invesco V.I. Comstock Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Core Bond Fund: Series II (formerly, Invesco Oppenheimer V.I. Total Return Bond Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks total return.
Invesco - Invesco V.I. Core Equity Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To provide reasonable current income and long-term growth of income and capital.
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Both capital appreciation and current income
Invesco - Invesco V.I. Global Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To provide current income consistent with preservation of capital and liquidity.
Invesco - Invesco V.I. Government Securities Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's objective is total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek long-term growth of capital and income.
47

Invesco - Invesco V.I. Health Care Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long term growth of capital.
Invesco - Invesco V.I. High Yield Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Canada Ltd.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. International Growth Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Main Street Fund: Series II (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (formerly, Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Technology Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Balanced: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of capital appreciation and current income.
Ivy Variable Insurance Portfolios - Corporate Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Energy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Global Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide a high level of current income. Capital appreciation is a secondary objective.
Ivy Variable Insurance Portfolios - High Income: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
48

Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Natural Resources: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Science and Technology: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Value: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Perkins Investment Management LLC ("Perkins")
Investment Objective:	Seeks capital appreciation.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson U.S. Low Volatility Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Intech Investment Management LLC
Investment Objective:	Seeks capital appreciation.
49

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV
Investment Advisor:	John Hancock Variable Trust Advisers LLC
Sub-advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek long-term capital appreciation
Designation: LCFF
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize long-term total return.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The Portfolio seeks total return.
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The Portfolio seeks long-term capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Seeks long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	Seeks capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	Seeks dividend income, growth of dividend income and long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Legg Mason Partners Variable Equity Trust - QS Legg Mason Dynamic Multi-Strategy VIT Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	QS Investors, LLC and Western Asset Management Company
Investment Objective:	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The fund will seek to reduce volatility as a secondary objective.
50

Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return.
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	To seek high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Current income and capital appreciation.
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Long-term growth of capital and income without excessive fluctuations in market value.
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Mutual Fund and Variable Insurance Trust - Rational Trend Aggregation VA Fund: Class A
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	To seek total return on investment, with dividend income as an important component of that return.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
51

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (formerly, Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class Y)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF, LCFF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF, LCFF
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LCFF
52

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital and income generation.
Northern Lights Variable Trust - 7Twelve Balanced Portfolio: Class 3
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.
53

Northern Lights Variable Trust - Power Dividend Index Fund: Class 1
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	The primary investment objective is total return from income and capital appreciation. Capital Preservation is a secondary objective of the Fund.
Northern Lights Variable Trust - Power Momentum Index Fund: Class 1
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	Capital growth and income.
Northern Lights Variable Trust - Probabilities VIT Fund: Class 1
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	Probabilities Fund Management, LLC
Investment Objective:	Capital appreciation.
Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.
Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks income and capital appreciation.
Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks to preserve capital and provide moderate income and moderate capital appreciation.
Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Capital Appreciation.
54

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks total return which exceeds that of its benchmark.
PIMCO Variable Insurance Trust - Global Managed Allocation Portfolio: Administrative Class (formerly, PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class)
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
55

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	The portfolio seeks current income and total return.
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Reasonable income and capital growth.
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	A high level of current income.
ProFunds - ProFund Access VP High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.
Designation: EC: 3:55 PM EST
56

ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BanksSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic MaterialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BiotechnologySM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer GoodsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD).
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. FinancialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health CareSM Index.
Designation: EC: 3:55 PM EST
57

ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. IndustrialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the MSCI EAFE Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones InternetSM Composite Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Large-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Large-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Value Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index.
Designation: EC: 3:55 PM EST
58

ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil & GasSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Pharmaceuticals Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious MetalsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real EstateSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. SemiconductorsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. TechnologySM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Telecommunications Index.
Designation: EC: 3:55 PM EST
59

ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. UtilitiesSM Index.
Designation: EC: 3:55 PM EST
Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Putnam Variable Trust - Putnam VT High Yield Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.
Putnam Variable Trust - Putnam VT Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (formerly, Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB)
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	High current income with preservation of capital as its secondary objective.
Putnam Variable Trust - Putnam VT Multi-Asset Absolute Return Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks positive total return.
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Long-term capital appreciation.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Designation: FF
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
60

Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Consumer Products Fund
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: EC: 3:50 PM EST
61

Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - High Yield Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: EC: 3:50 PM EST
62

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: EC: 3:50 PM EST
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
63

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of income consistent with moderate fluctuations in principal value.
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
The Timothy Plan - Conservative Growth Portfolio Variable Series
Investment Advisor:	Timothy Partners, Ltd.
Investment Objective:	The investment objective of the Portfolio is to generate moderate levels of long-term capital growth.
The Timothy Plan - Strategic Growth Portfolio Variable Series
Investment Advisor:	Timothy Partners, Ltd.
Investment Objective:	The investment objective of the Portfolio is to generate medium to high levels of long-term capital growth.
Third Avenue Variable Series Trust - Third Avenue Value Portfolio (formerly, Third Avenue Variable Series Trust - FFI Strategies Portfolio)
Investment Advisor:	Third Avenue Management LLC
Investment Objective:	Long-term capital appreciation.
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I
Investment Advisor:	Redwood Investment Management, LLC
Investment Objective:	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks high total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
VanEck VIP Trust - Emerging Markets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
Vanguard Variable Insurance Fund - Balanced Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Seeks to provide long-term capital appreciation and reasonable current income.
Designation: LCFF, EC: 2:30 PM EST
64

Vanguard Variable Insurance Fund - Capital Growth Portfolio
Investment Advisor:	PRIMECAP Management Company
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Diversified Value Portfolio
Investment Advisor:	Barrow, Hanley, Mewhinney & Strauss, LLC
Investment Objective:	Seeks to provide long-term capital appreciation and income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Equity Income Portfolio
Investment Advisor:	Wellington Management Company, LLP; Vanguard Quantitative Equity Group
Investment Objective:	Seeks to provide an above average level of current income and reasonable long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Equity Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Growth Portfolio
Investment Advisor:	Jackson Square Partners, LLC; Wellington Management Company LLP
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Seeks to provide a high level of current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - International Portfolio
Investment Advisor:	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.
Designation: LCFF, EC: 2:30 PM EST
65

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to provide current income while maintaining limited price volatility.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to track the performance of a broad, market-weighted bond index.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Vanguard Conservative Allocation Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	Seeks to provide current income and low to moderate capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Vanguard Moderate Allocation Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	Seeks to provide capital appreciation and a low to moderate level of current income.
Designation: LCFF, EC: 2:30 PM EST
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Newfleet Asset Management, LLC
Investment Objective:	Long-term total return.
Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Sustainable Growth Advisers, LP
Investment Objective:	High total return consistent with reasonable risk.
Wells Fargo Variable Trust - VT Discovery Fund: Class 2
This Sub-Account is only available in contracts issued before May 1, 2021
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
66

APPENDIX B: Condensed Financial Information
This annuity contract was not available for sale as of December 31, 2020. Therefore, no Condensed Financial Information is available.
67

APPENDIX C: Deductions for Taxes - Qualified and Non-Qualified Annuity Contracts
State	Upon Purchase Payment	Upon Annuitization	Non-Qualified	Qualified
California		X	2.35%	0.50%
Maine	X		2.00% [1]
Nevada		X	3.50%
South Dakota	X		1.25% [2]
Texas		X	0.04% [3]	0.04%
West Virginia		X	1.00%	1.00%
Wyoming	X		1.00%
NOTE: The above tax deduction rates are as of January 1, 2020. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.
For a more detailed explanation of the assessment of taxes, see "Expenses – Premium Taxes."
Purchase Payments listed above include Purchase Payments paid via 1035 exchange or other transfer.
[1]	Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.
[2]	South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.
3
Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.
68

APPENDIX D: Illustrations of ROP Enhanced Death Benefit Rider
The following table illustrates the impact of partial withdrawals and market value movement for a Contract which has the standard Death Benefit compared to a Contract which has the ROP Enhanced Death Benefit Rider:
Purchase Payments	Partial Withdrawals	Contract Value on Date of Withdrawal	Calculated Amount of Adjusted Partial Withdrawal*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	0	N/A	N/A	$90,000	$90,000	$100,000
$100,000	0	N/A	N/A	$110,000	$110,000	$110,000
$100,000	$20,000	$80,000	$25,000	$70,000	$70,000	$75,000
$100,000	$20,000	$80,000	$25,000	$80,000	$80,000	$80,000
*/Assuming this Partial Withdrawal is made at a time when the Purchase Payments made is $100,000 and the Contract Value is $80,000, the Adjusted Partial Withdrawal equals $25,000 (calculated as ($20,000 x $100,000) / $80,000 = $25,000). Accordingly, after the Partial Withdrawal, the ROP Enhanced Death Benefit Rider is $75,000 (calculated as $100,000 (total Purchase Payments) - $25,000 (Adjusted Partial Withdrawal) = $75,000).
**/The standard Death Benefit Amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.
***/The ROP Enhanced Death Benefit Amount is calculated as the greater of: (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.
The next table illustrates the impact of Advisor Fees and market value movement for a Contract which has the standard Death Benefit compared to a contract which has the ROP Enhanced Death Benefit Rider:
Purchase Payments	Advisor Fees	Contract Value on Date of Advisor Fee	Impact of Advisor Fees on ROP Enhanced Death Benefit Amount*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	$1,000	$80,000	$0	$90,000	$90,000	$100,000
$100,000	$1,000	$80,000	$0	$110,000	$110,000	$110,000
$100,000	$5,000	$80,000	$4,580	$90,000	$90,000	$95,420
*/Assuming that on the day the Advisor Fee was withdrawn, the average daily balance was $70,000 and the Contract Value was $80,000 (prior to the withdrawal), the Maximum Advisor Fee equals $1,400 (calculated as $70,000 x 2% = $1,400). If $5,000 is withdrawn for Advisor Fees, the Excess Advisor Fee is $3,600 (calculated as $5,000 - $1,400 = $3,600). Therefore, the reduction in ROP Enhanced Death Benefit Rider amount would be $4,580 (calculated as the greater of $3,600 or $3,600 x $100,000 / ($80,000 - $1,400) = $4,580). This results in the ROP Enhanced Death Benefit Rider amount of $95,420 (calculated as $100,000 - $4,580 = $95,420).
**/The standard Death Benefit Amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.
***/The ROP Enhanced Death Benefit Amount is calculated as the greater of: (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.
69

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information
General Information Regarding Jefferson National Life Insurance Company
Jefferson National Life Annuity Account G
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements
Custodian

(cut along dotted line)
If you would like a free copy of the Statement of Additional Information (Form # JNL-MNTADV-SAI-G-0520) dated May 1, 2021 for this Prospectus, please complete this form, detach, and mail to the following address. Or, visit the website at www.nationwideadvisory.com:
Jefferson National Life Insurance Company Administrative Office P.O. Box 36840 Louisville, Kentucky 40233
Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account G (Monument Advisor Select) variable annuity at the following address:
Name:
Mailing Address:
Sincerely,

(Signature)
© 2020, Jefferson National Life Insurance Company	JNL-MNTADV-PROS-05-20

Monument Advisor®
Monument Advisor SelectSM
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2021
Individual Variable Annuity
Issued by Jefferson National Life Insurance Company
through its Jefferson National Life Annuity Account G

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account G (the "Separate Account"), dated May 1, 2021. You may obtain a copy of the current prospectus on our Website, by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, or by calling 1-866-667-0561.
General Information
General Information Regarding Jefferson National Life Insurance Company:
Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a direct wholly-owned subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.
On March 1, 2017, Jefferson Financial Corp was acquired by Nationwide Life Insurance Company, a stock life insurance company organized under Ohio law in March 1929. Nationwide Life Insurance Company is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (organized under Ohio law) are the ultimate controlling persons of the Nationwide group of companies and engage in general insurance and reinsurance business, except life insurance.
Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002, CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.
Jefferson National Life Annuity Account G:
Jefferson National Life Annuity Account G, also referred to as the "Separate Account", was established on Texas Insurance law on January 18, 1996. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account G. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.
The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.
The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.
We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval from the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.
A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the summary prospectuses, prospectuses and statements of additional information for the Investment Portfolios.
Each underlying Investment Portfolios is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined by the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolios may add, eliminate or substitute Investment Portfolios from time to time.
2

Certain Federal Income Tax Consequences
The following summary does not constitute tax advice. It is a general discussion of certain expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the "Code"), proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts’ administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts’ substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.
Tax Status of the Contract
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.
Diversification Requirements
Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.
Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exclusion of Qualified Contracts from application of the diversification rules, the investment vehicle for Jefferson National’s Qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for Nonqualified Contracts as well as Qualified Contracts.
Owner Control
In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.
The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, we reserve the right to take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
3

Distribution Requirements
The Code also requires that Nonqualified Contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.
If the Owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the only designated beneficiary is the Owner’s spouse, the applicable distribution period is the surviving spouse’s life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Owner’s death. For calendar years after the death of the Owner’s surviving spouse that occurs before January 1, 2020, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. If the Owner’s surviving spouse dies on or after January 1, 2020, the entire balance of the Contract must be withdrawn by December 31 of the tenth year following the death of the Owner’s surviving spouse.
(b)	if the designated beneficiary is not solely the Owner’s surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary’s life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Owner’s death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; or
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner’s death. If the Owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period measured by the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the Owner's death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the Owner's death, unless otherwise permitted by law and approved by the Company. Purchasers and prospective purchasers should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
Withholding
The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain Qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For Qualified Contracts, "eligible rollover distributions" from
4

section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. We may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Qualified Contracts
The Qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law and the terms and conditions of the plan.
For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ (age 72 for those employees who turn age 72 on or after January 1, 2020) or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70½ (age 72 for those employees who turn age 72 on or after January 1, 2020). Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules and the terms and conditions of the plan.
We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.
Individual Retirement Annuities
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed the annual contribution limit (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ (age 72 for those employees who turn age 72 on or after January 1, 2020);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes. IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act that was enacted on December 20, 2019 raised the age that distributions from an IRA, SEP IRA, or Simple IRA must begin. For Contract Owners who attain age 72 on or after January 1, 2020,
5

distributions must begin no later than April 1 of the calendar year in which the Contract Owner turns 72. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Direct transfers of IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation with respect to other IRA rollovers.
ROTH Individual Retirement Annuities (ROTH IRA)
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed the annual contribution limit (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
A Roth IRA owner was able to recharacterize ("undo") the rollover or conversion of an amount from an IRA or qualified retirement plan to a Roth IRA if they later determined that the rollover or conversion was not to their advantage. However, the Tax Cuts and Jobs Act of 2017 eliminated the ability to recharacterize a rollover or conversion of an amount from an IRA or eligible retirement plan that occurs after December 31, 2017. Purchasers of Contracts should consult their legal counsel and tax advisor.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
6

Section 403(b) Plans
Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.
Corporate Pension, Profit Sharing Plans and H.R. 10 Plans
Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.
Deferred Compensation Plans
Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.
Taxation of Jefferson National
Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.
Published Ratings
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.
Administration
Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.
Annuity Provisions
See Annuity Payments (The Annuity Period) located in the prospectus.
7

Distribution
Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor’s address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliate of Jefferson National Life Insurance Company. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.
We make payments in the form of expense reimbursements or marketing allowances to certain broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing access for our product. The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm. Not all broker-dealers receive additional compensation and the amount of compensation varies by firm. These payments could be significant to a firm, and could be a conflict of interest. We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.
The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Jefferson National Life Insurance Company, during the last calendar year.
Advisor Group
Cambridge
Centarus
Cetera Financial Group
H Beck
Kestra
Ladenburg Thalmann
Raymond James
Arrangements Regarding Frequent Purchases and Redemptions
The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account G, dated May 1, 2020.
Financial Statements
The financial statements and schedules of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.
Independent Registered Public Accounting Firm
The financial statements of Jefferson National Life Annuity Account G and the statutory financial statements and schedules of Jefferson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated April 21, 2021 of Jefferson National Life Insurance Company, includes explanatory language that states that the financial statements are prepared by Jefferson National Life Insurance Company using statutory accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices prescribed or permitted by the Texas Department of Insurance.
8

Custodian
The Company is the custodian of the assets of the Separate Account. The shares are held in book-entry form. The Company maintains a record of all purchases and redemptions of shares of the underlying portfolios.
9

10

JEFFERSON

NATIONAL LIFE

ANNUITY ACCOUNT G

Annual Report

To

Contract Owners

December 31, 2020

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

Report of Independent Registered Public Accounting Firm

The Board of Directors of Jefferson National Life Insurance Company and

Contract Owners of Jefferson National Life Annuity Account G:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life Annuity Account G (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for each of the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 for each of the years or periods in the four-year period ended December 31, 2020 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and changes in its contract in its owners’ equity for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the four-year period ended December 31, 2020, in conformity with U.S. generally accepted accounting principles. The financial highlights in Note 6 for the year ended December 31, 2016, were audited by other independent registered public accountants whose report, dated April 24, 2017, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts, however we are aware that we have served as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

ADVISORS PREFERRED TRUST

Advisors Preferred Trust Gold Bullion Strategy (APTGBS)

ALGER PORTFOLIOS

Alger Small Cap Growth (AASCO)

Alger Capital Appreciation Class I-2 (ALCAI2)

Alger Large Cap Growth Class I-2 (ALCGI2)

Alger Mid Cap Growth (ALMGI2)

ALLIANCE VAR PRODUCTS SERIES

AB International Growth Class B (ABIGB)

AB Small Cap Growth Class B (ABSCGB)

AB Global Thematic Growth Cl B (ABTGB)

AB Dynamic Asset Allocation Class B (ALVDAB)

AB Growth and Income Class A (ALVGIA)

AB International Value Class B (ALVIVB)

AB Small-Mid Cap Value - Class B (ALVSVB)

ALPS VARIABLE INVESTMENT TRUST

ALPS Alerian Energy Infrastructure Class III (AAEIP3)

ALPS Aggressive Growth ETF Asset Allocation II (AAGEA2)

ALPS Balanced ETF Asset Allocation II (ABEAA2)

ALPS Conservative ETF Asset Allocation II (ACEAA2)

ALPS Growth ETF Asset Allocation II (AGEAA2)

ALPS Red Rocks Global Opportunity Cl III (ARLPE3) (1)

ALPS Income and Growth ETF Asset Allocation II (AUGEA2)

AMERICAN CENTURY VARIABLE PORT

American Century VP Balanced - Class I (ACVB)

American Century VP International I (ACVI)

American Century VP Disciplined Core Value I (ACVIG) (1)

American Century VP Inflation Protection Class II (ACVIP2)

American Century VP Large Company Value I (ACVLVI)

American Century VP Mid Cap Value I (ACVMV1)

American Century VP Ultra I (ACVU1)

American Century VP Value I (ACVV)

AMERICAN FUNDS INS SERIES

American Funds Asset Allocation Class 4 (AMVAA4)

American Funds Blue Chip Income and Growth 4 (AMVBC4)

American Funds Bond Class 4 (AMVBD4)

American Funds Capital Income Builder Class 4 (AMVCB4)

American Funds Capital World Bond Class 4 (AMVGB4) (1)

American Funds Global Growth Class 4 (AMVGG4)

American Funds Growth-Income Class 4 (AMVGI4)

American Funds Growth Class 4 (AMVGR4)

American Funds Global Small Cap Class 4 (AMVGS4)

American Funds Global Growth and Income Class 4 (AMVGW4)

American Funds High-Income Bond Class 4 (AMVHI4)

American Funds International Class 4 (AMVI4)

American Funds International Growth and Income Class 4 (AMVIG4)

American Funds Mortgage Class 4 (AMVM4)

2

American Funds New World (AMVNW4)

American Funds US Government/AAA Rated Securities 4 (AMVUA4)

American Funds Mngd Rsk Growth-Income P-2 (AVGIP2)

American Funds Mngd Rsk Asset Allocation P-2 (AVPAP2)

American Funds Mngd Rsk Blue Chp Inc & Gr P-2 (AVRBP2)

American Funds Mngd Rsk Growth Class P-2 (AVRGP2)

American Funds Mngd Rsk International P-2 (AVRIP2)

AMUNDI PIONEER ASSET MGMNT

Amundi Pioneer High Yield VCT Class II (PIHYB2)

Amundi Pioneer Bond VCT II (PIVB2)

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

Amundi Pioneer Fund VCT Class II (PIVF2)

Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)

Amundi Pioneer Strategic Income VCT Class II (PIVSI2)

BLACKROCK VAR SERIES TRST FNDS

BlackRock Capital Appreciation V.I. Cl3 (BRVCA3)

BlackRock Equity Dividend V.I. Cl3 (BRVED3)

BlackRock High Yield V.I. Cl3 (BRVHY3)

BlackRock Total Return V.I. Cl3 (BRVTR3)

BlackRock U.S. Government Bond V.I. Cl3 (BRVUG3)

BlackRock Advantage Large Cap Core V.I. Cl3 (BVLCC3)

BlackRock Advantage Large Cap Value V.I. Cl3 (BVLCV3)

BlackRock Large Cap Focus Growth V.I. Cl3 (BVLFG3)

BlackRock Global Allocation V.I. Cl3 (MLVGA3)

BNY MELLON FUNDS

BNY Mellon Stock Index (DSIF)

BNY Mellon Sustainable U.S. Equity (DSRG)

BNY Mellon Small Cap Stock Index - Serv (DVSCS)

CALVERT VARIABLE SERIES

Calvert VP SRI Balanced Class F (CVSBF)

COLUMBIA VARIABLE PORTFOLIO

CVP Seligman Global Technology - Class 2 (CLVGT2)

CVP Select Large Cap Value (CLVLV1)

CVP Strategic Income 2 (CLVSI2)

CVP Select Small Cap Value (CLVSV1)

CREDIT SUISSE TRUST

Credit Suisse Trust Commodity Return Strategy (CSCRS)

DELAWARE VIP TRUST

Delaware VIP Small Cap Value - Service (DWVSVS)

DFA INVESTMENT DIMENSIONS

DFA VA Equity Allocation (DFVEA)

DFA VA Global Bond (DFVGB)

DFA VA Global Moderate Allocation (DFVGMI)

DFA VA International Small (DFVIS)

DFA VA International Value (DFVIV)

DFA VA Short-Term Fixed (DFVSTF)

DFA VA U.S. Large Value (DFVULV)

DFA VA U.S. Targeted Value (DFVUTV)

EATON VANCE VP

Eaton Vance VT Floating-Rate Income (ETVFR)

FEDERATED HERMES INSURANCE SERIES

Federated Hermes High Income Bond II (FHIB) (1)

Federated Hermes Kaufmann II (FVK2S) (1)

3

Federated Hermes Managed Volatility II (FVU2) (1)

FIDELITY VIP

Fidelity VIP Balanced - Serv II (FB2)

Fidelity VIP Contrafund - Serv II (FC2)

Fidelity VIP Dynamic Capital Apprec - Serv II (FDCA2)

Fidelity VIP Disciplined Small Cap - Serv II (FDSCS2)

Fidelity VIP Equity-Income - Serv II (FEI2)

Fidelity VIP Growth - Serv II (FG2)

Fidelity VIP Growth & Income - Serv II (FGI2)

Fidelity VIP Growth Opportunities - Serv II (FGO2)

Fidelity VIP High Income - Serv II (FHI2)

Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)

Fidelity VIP Mid Cap - Serv II (FMC2)

Fidelity VIP Overseas - Serv II (FO2)

Fidelity VIP Real Estate - Serv II (FRESS2)

Fidelity VIP Value -Serv II (FV2)

Fidelity VIP FundsManager 20% Service 2 (FVF202)

Fidelity VIP FundsManager 50% Service 2 (FVF502)

Fidelity VIP FundsManager 60% Service 2 (FVF602)

Fidelity VIP FundsManager 70% Service 2 (FVF702)

Fidelity VIP Freedom Income Serv II (FVFI2)

Fidelity VIP Intl Capital Apprec - Serv II (FVICA2)

Fidelity VIP Strategic Income - Serv II (FVSIS2)

Fidelity VIP Value Strategies - Serv II (FVSS2)

Fidelity VIP Target Volatility - Serv II (FVTV2)

FIRST EAGLE

First Eagle Overseas (FEOVF)

FRANKLIN TEMPLETON VIP TRUST

Franklin Templeton Global Bond II (FTVGI2)

Franklin Global Real Estate II (FTVGR2)

Franklin Income II (FTVIS2)

Franklin Mutual Shares II (FTVMS2)

Franklin Rising Dividends II (FTVRD2)

Franklin Strategic Income II (FTVSI2)

Franklin U.S. Government Securities II (FTVUG2)

GOLDMAN SACHS VAR INS TRUST

Goldman Sachs VIT Global Trends Allocation - Ser (GVGMNS)

Goldman Sachs VIT Multi-Strategy Alternatives (GVMSA)

GUGGENHEIM VARIABLE TRUST

Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)

Guggenheim Var Ser Large Cap Value Ser B (GVLCVB)

Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)

Guggenheim Rydex US Government Money Market (GVRUGM)

Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)

Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)

Guggenheim Rydex Biotechnology (RBF)

Guggenheim Rydex Banking (RBKF)

Guggenheim Rydex Basic Materials (RBMF)

Guggenheim Rydex Consumer Products (RCPF)

Guggenheim Rydex Electronics (RELF)

Guggenheim Rydex Energy (RENF)

Guggenheim Rydex Energy Services (RESF)

Guggenheim Rydex Financial Services (RFSF)

4

Guggenheim Rydex Health Care (RHCF)

Guggenheim Rydex High Yield Strategy (RHYS)

Guggenheim Rydex Internet (RINF)

Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)

Guggenheim Rydex Europe 1.25X Strategy (RLCE)

Guggenheim Rydex Japan 2X Strategy (RLCJ)

Guggenheim Rydex Leisure (RLF)

Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)

Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)

Guggenheim Rydex Nova (RNF)

Guggenheim Rydex NASDAQ-100 (ROF)

Guggenheim Rydex Precious Metals (RPMF)

Guggenheim Rydex Real Estate (RREF)

Guggenheim Rydex Retailing (RRF)

Guggenheim Long Short Equity (RSRF)

Guggenheim Rydex Technology (RTEC)

Guggenheim Rydex Telecommunications (RTEL)

Guggenheim Rydex S&P 500 2X Strategy (RTF)

Guggenheim Rydex Transportation (RTRF)

Guggenheim Rydex Inverse S&P 500 Strategy (RUF)

Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)

Guggenheim Rydex Utilities (RUTL)

Guggenheim Multi-Hedge Strategies (RVARS)

Guggenheim Rydex Commodities Strategy (RVCMD)

Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)

Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)

Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)

Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)

Guggenheim Rydex S&P 500 Pure Growth (RVLCG)

Guggenheim Rydex S&P 500 Pure Value (RVLCV)

Guggenheim Rydex Dow 2X Strategy (RVLDD)

Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)

Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)

Guggenheim Global Managed Futures Strategy (RVMFU)

Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)

Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)

Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)

Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)

Guggenheim Var Ser World Equity Income Ser D (SBLD)

Guggenheim Var Ser StylePlus Mid Growth Ser J (SBLJ)

Guggenheim Var Ser High Yield Ser P (SBLP)

Guggenheim Var Ser Small Cap Value Ser Q (SBLQ)

Guggenheim Var Ser StylePlus Small Growth Ser X (SBLX)

Guggenheim Var Ser StylePlus Large Growth Ser Y (SBLY)

INVESCO V. I.

Invesco V.I. Comstock I (ACC1)

Invesco V.I. Growth and Income I (ACGI)

Invesco V.I. Value Opportunities II (AVBV2)

Invesco V.I. Core Equity I (AVGI)

Invesco V.I. High Yield I (AVHY1)

Invesco V.I. International Growth I (AVIE)

Invesco V.I. Balanced Risk Allocation II (IVBRA2)

Invesco V.I. Core Plus Bond I (IVCPBI)

5

Invesco V.I. Diversified Dividend I (IVDDI)

Invesco V.I. Government Money Market I (IVGMMI)

Invesco V.I. Government Securities I (IVGS1)

Invesco V.I. Health Care I (IVHS)

Invesco V.I. Equity and Income I (IVKEI1)

Invesco V.I. Mid Cap Core Equity II (IVMCC2)

Invesco V.I. Global Real Estate I (IVRE)

Invesco V.I. Technology I (IVT)

Invesco Oppenheimer V.I. Conservative Balanced - S2 (OVCBS)

Invesco Oppenheimer V.I. Main Street - S2 (OVGIS)

Invesco Oppenheimer V.I. Global - S2 (OVGSS)

Invesco Oppenheimer V.I. International Growth - S2 (OVIGS)

Invesco Oppenheimer V.I. Global Strategic Inc - S2 (OVSBS)

Invesco Oppenheimer V.I. Total Return Bond - S2 (OVTRBS)

IVY VIP

Ivy VIP Asset Strategy (WRASP)

Ivy VIP Corporate Bond (WRBDP)

Ivy VIP Balanced (WRBP)

Ivy VIP Global Equity Income (WRDIV)

Ivy VIP Energy (WRENG)

Ivy VIP Global Bond (WRGBP)

Ivy VIP Natural Resources (WRGNR)

Ivy VIP Growth (WRGP)

Ivy VIP High Income (WRHIP)

Ivy VIP Limited-Term Bond (WRLTBP)

Ivy VIP Mid Cap Growth (WRMCG)

Ivy VIP Science and Technology (WRSTP)

Ivy VIP Value (WRVP)

JANUS ASPEN SERIES (1)

Janus Henderson Balanced - Inst (JABIN)

Janus Henderson Enterprise - Inst (JAEI)

Janus Henderson Flexible Bond - Serv (JAFBS)

Janus Henderson Forty - Inst (JAFRIN)

Janus Henderson Global Research - Inst (JAGRIN)

Janus Global Technology and Innovation - Serv (JAGTS) (1)

Janus Henderson Overseas - Inst (JAIG)

Janus Henderson Research - Inst (JARIN)

Janus Henderson US Low Volatility - Serv (JIULVV)

Janus Henderson Mid Cap Value - Inst (JMCVIN)

JOHN HANCOCK

JHancock Emerging Markets Value Trust NAV (JHEVTN)

JPMORGAN

JPMorgan Global Allocation Class 2 (JPIGA2)

JPMorgan Income Builder Class 2 (JPIIB2)

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Emerging Markets Equity (LZREMS)

Lazard Retirement Global Dynamic Multi-Asset (LZRGDM)

Lazard Retirement International Equity (LZRIES)

Lazard Retirement US Small-Mid Cap Equity (LZRUSM)

LMPV EQUITY TRUST

LMCBV Aggressive Growth I (LPVCAI)

LMCBV Dividend Strategy I (LPVCII)

LM QS Dynamic Multi Strategy II (LPVQD2)

6

LMCBV Large Cap Growth I (LVCLGI)

LMCBV Small Cap Growth II (SBVSG2)

LMPV INCOME TRUST

LMWAV Global High Yield Bond I (SBVHY)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Bond Debenture (LOVBD)

Lord Abbett Dividend Growth (LOVCDG) (1)

Lord Abbett Growth and Income (LOVGI)

MAINSTAY VP FUNDS TRUST

MainStay VP MacKay Convertible Service (MNCPS)

MFS VARIABLE INSURANCE TRUST

MFS Growth Series - Service (MEGSS)

MFS Value Series - Service (MVFSC)

NATIONWIDE VARIABLE INSURANCE

NW DoubleLine NVIT Total Return Tactical Cl Y (DTRTFY)

NVIT S&P 500 Index - Class Y (GVEXD)

NVIT International Index - Class Y (GVIXY)

NVIT Mid Cap Index - Class Y (MCIFD)

NVIT Bond Index - Class Y (NVBXD)

NVIT Multi-Manager Mid Cap Value I (NVMMV1)

Nationwide Newton NVIT Sustainable U.S. Equity I (NVNSR1) (1)

NVIT Small Cap Index - Class Y (NVSIXD)

Nationwide NVIT AQR Large Cap Defensive Style Class 1 (TRF) (1)

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman AMT Mid Cap Growth Class I (AMCG)

Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)

Neuberger Berman AMT Sustainable Equity Class I (AMSRS)

Neuberger Berman AMT Short Duration Bond (AMTB)

Neuberger Berman AMT US Equity Index PutWrite Strategy (NBARMS)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts 7Twelve Balanced Cl 4 (NO7TB)

Ntrn Lts 7Twelve Balanced Cl 3 (NO7TB3)

Ntrn Lts TOPS Aggressive Growth ETF - Class 1 (NOTAG1)

Ntrn Lts TOPS Managed Risk Balanced ETF - Class 1 (NOTB1)

Ntrn Lts TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)

Ntrn Lts BTS Tactical Fixed Income VIT CL 2 (NOTBBA)

Ntrn Lts TOPS Conservative ETF Class 1 (NOTC1)

Ntrn Lts TOPS Conservative ETF - Class 2 (NOTC2)

Ntrn Lts TOPS Managed Risk Growth ETF - Class 1 (NOTG1)

Ntrn Lts TOPS Managed Risk Growth ETF - Class 2 (NOTG2)

Ntrn Lts TOPS Growth ETF - Class 1 (NOTGR1)

Ntrn Lts TOPS Growth ETF - Class 2 (NOTGR2)

Ntrn Lts TOPS Moderate Growth ETF - Class 1 (NOTMD1)

Ntrn Lts TOPS Moderate Growth ETF - Class 2 (NOTMD2)

Ntrn Lts TOPS Managed Risk Moderate Growth ETF -1 (NOTMG1)

Ntrn Lts TOPS Managed Risk Moderate Growth ETF -2 (NOTMG2)

Ntrn Lts TOPS Balanced ETF - Class 1 (NOTMR1)

Ntrn Lts Probabilities Class 1 (NOVPB1)

Ntrn Lts Power Dividend Index (NOVPDI)

Ntrn Lts Power Income Class 2 (NOVPI2)

Ntrn Lts Power Momentum (NOVPM)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT Dynamic Bond - Admin (PMUBAM)

7

PIMCO VIT All Asset - Admin (PMVAAA)

PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

PIMCO VIT International Bond (Unhedged)- Admin (PMVFBA)

PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)

PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)

PIMCO VIT High Yield - Admin (PMVHYA)

PIMCO VIT Income - Admin (PMVID)

PIMCO VIT Low Duration - Admin (PMVLDA)

PIMCO VIT Long Term US Government - Admin (PMVLGA)

PIMCO VIT Real Return - Admin (PMVRRA)

PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)

PIMCO VIT Total Return - Admin (PMVTRA)

PIMCO VIT Global Core Bond (Hedged) Adm (PVGCBA)

PIMCO VIT Global Diversified Allocation - Admin (PVGDAA)

PIMCO VIT Global Managed Allocation Adm (PVGMAA) (1)

PIMCO VIT Short-Term - Admin (PVSTA)

PROFUNDS VP

ProFunds VP Asia 30 (PROA30)

ProFunds Access VP High Yield (PROAHY)

ProFunds VP Biotechnology (PROBIO)

ProFunds VP Bull (PROBL)

ProFunds VP Basic Materials (PROBM)

ProFunds VP Banks (PROBNK)

ProFunds VP Bear (PROBR)

ProFunds VP Consumer Goods (PROCG)

ProFunds VP Consumer Services (PROCS)

ProFunds VP Europe 30 (PROE30)

ProFunds VP Emerging Markets (PROEM)

ProFunds VP Financials (PROFIN)

ProFunds VP Falling US Dollar (PROFUD)

ProFunds VP Government Money Market (PROGMM)

ProFunds VP U.S. Government Plus (PROGVP)

ProFunds VP Health Care (PROHC)

ProFunds VP Industrials (PROIND)

ProFunds VP International (PROINT)

ProFunds VP Japan (PROJP)

ProFunds VP Large-Cap Growth (PROLCG)

ProFunds VP Large-Cap Value (PROLCV)

ProFunds VP Mid-Cap (PROMC)

ProFunds VP Mid-Cap Growth (PROMCG)

ProFunds VP Mid-Cap Value (PROMCV)

ProFunds VP NASDAQ-100 (PRON)

ProFunds VP Internet (PRONET)

ProFunds VP Oil & Gas (PROOG)

ProFunds VP Pharmaceuticals (PROPHR)

ProFunds VP Precious Metals (PROPM)

ProFunds VP Real Estate (PRORE)

ProFunds VP Rising Rates Opportunity (PRORRO)

ProFunds VP Small Cap (PROSC)

ProFunds VP Small-Cap Growth (PROSCG)

ProFunds VP Semiconductor (PROSCN)

ProFunds VP Small-Cap Value (PROSCV)

ProFunds VP Short Emerging Markets (PROSEM)

8

ProFunds VP Short International (PROSIN)

ProFunds VP Short Mid-Cap (PROSMC)

ProFunds VP Short NASDAQ-100 (PROSN)

ProFunds VP Short Small-Cap (PROSSC)

ProFunds VP Technology (PROTEC)

ProFunds VP Telecommunications (PROTEL)

ProFunds VP UltraBull (PROUB)

ProFunds VP UltraMid-Cap (PROUMC)

ProFunds VP UltraNASDAQ-100 (PROUN)

ProFunds VP UltraSmall-Cap (PROUSC)

ProFunds VP UltraShort NASDAQ-100 (PROUSN)

ProFunds VP Utilities (PROUTL)

PUTNAM VARIABLE TRUST

Putnam VT Mortgage Securities Cl IB (PVAGIB)

Putnam VT Multi Asset Absolute Return Cl B (PVAR5B)

Putnam VT Diversified Income Cl IB (PVDIB)

Putnam VT Equity Income Cl IB (PVEIB)

Putnam VT High Yield Cl IB (PVHYB)

Putnam VT Income Cl IB (PVIB)

REDWOOD

Redwood Managed Volatility Class I (RWMVI)

Redwood Managed Volatility Class N (RWMVN)

ROYCE CAPITAL FUND

Royce Micro-Cap (ROCMC)

Royce Small-Cap (ROCSC)

RUSSELL INVESTMENT FUNDS

RIF Global Real Estate Securities (RLVGRE)

RIF International Developed Markets (RLVIDM)

RIF Balanced Strategy (RLVLBS)

RIF Equity Growth Strategy (RLVLEG)

RIF Moderate Strategy (RLVLMS)

RIF Strategic Bond (RLVSB)

RIF US Small Cap Equity (RLVUSC)

RIF US Strategic Equity (RLVUSE)

T. ROWE PRICE VIP II

T. Rowe Price Blue Chip Growth II (TRBCG2)

T. Rowe Price Equity Income II (TREI2)

T. Rowe Price Health Sciences II (TRHS2)

T. Rowe Price Limited-Term Bond II (TRLT2)

THIRD AVENUE FFI STRATEGIES

Third Avenue FFI Strategies Portfolio (TAVV) (1)

TIMOTHY PLAN VARIABLE SERIES

Timothy Plan Conservative Growth VS (TPVCGP)

Timothy Plan Strategic Growth VS (TPVSGP)

VANECK VIP

VanEck VIP Global Gold Class S (VVGGS)

VanEck Emerging Markets Bond (VWBF) (1)

VanEck VIP Emerging Markets (VWEM)

VanEck VIP Global Hard Assets Initial Cl (VWHA)

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Balanced (VVB)

Vanguard VIF Capital Growth (VVCG)

Vanguard VIF Diversified Value (VVDV)

9

Vanguard VIF Equity Income (VVEI)

Vanguard VIF Equity Index (VVEIX)

Vanguard VIF Growth (VVG)

Vanguard VIF Total Bond Market Index (VVHGB)

Vanguard VIF High Yield Bond (VVHYB)

Vanguard VIF International (VVI)

Vanguard VIF Mid-Cap Index (VVMCI)

Vanguard VIF REIT Index (VVREI)

Vanguard VIF Small Company Growth (VVSCG)

Vanguard VIF Short-Term Investment Grade (VVSTC)

Vanguard VIF Total Stock Market Index (VVTSM)

VIRTUS VAR INSURANCE TRUST

Virtus SGA International Class A (VRVDIA)

Virtus Duff & Phelps Real Estate Securities Class A (VRVDRA)

Virtus Newfleet Multi-Sector Intermediate Bond Class A (VRVNMA)

WELLS FARGO VARIABLE TRUST

Wells Fargo VT Discovery (SVDF)

Wells Fargo VT Opportunity (SVOF)

WESTCHESTER CAPITAL MGMT

Westchester Merger Fund VL (MGRFV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE VARIABLE INSURANCE

NVIT Columbia Overseas Value Class X (NVMIVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 23, 2020 (inception) to December 31, 2020.

NATIONWIDE VARIABLE INSURANCE

NVIT Investor Destinations Capital Appreciation Class P (NVDCAP)

NVIT Investor Destinations Moderate Class P (NVIDMP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 4, 2020 (inception) to December 31, 2020.

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts TOPS Balanced ETF - Class 2 (NOTBE2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from June 1, 2020 (inception) to December 31, 2020.

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset - Inst (PMVAAI)

10

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 1, 2020 (inception) to December 31, 2020.

FIDELITY VIP

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

MFS VARIABLE INSURANCE TRUST

MFS VIT New Discovery Series - Service (MNDSC)

NATIONWIDE VARIABLE INSURANCE

NW JP Morgan Mozaic Multi-Asset Class Y (NJMMAY)

PUTNAM VARIABLE TRUST

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

PUTNAM VARIABLE TRUST

Putnam VT Sustainable Leaders Class IB (PVNOB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 1, 2019 (inception) to December 31, 2019.

NATIONWIDE VARIABLE INSURANCE

NVIT iShares ETF Global Equity Fund Y (NVGEY)

NVIT iShares ETF Fixed Income Fund Y (NVFIY)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts TOPS Aggressive Growth ETF - Class 2 (NOTAG2)

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Conservative Allocation (VVCA)

Vanguard VIF Moderate Allocation (VVMA)

Vanguard VIF Global Bond Index (VVGBI)

Vanguard VIF Total International Stock Market Index (VVTISI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from February 8, 2019 (inception) to December 31, 2019.

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts Rational Trend Aggregation VA (HVDCT)

NATIONWIDE VARIABLE INSURANCE

NVIT Government Money Market (SAMY)

Statement of operations for the period from January 1, 2020 to September 25, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 25, 2020 (liquidation) and the year ended December 31, 2019.

SEI INSURANCE PRODUCTS TRUST

SEI Balanced Strategy Class II (SIVBS2)

SEI Conservative Strategy Class II (SIVCS2)

SEI Defensive Strategy Class II (SIVDS2)

SEI Market Growth Strategy Class II (SIVMG2)

SEI Market Plus Strategy Class II (SIVMP2)

SEI Moderate Strategy Class II (SIVMS2)

11

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

BNY MELLON FUNDS

BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)

Statement of operations for the period from January 1, 2020 to April 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 23, 2020 (liquidation) and the year ended December 31, 2019.

COLUMBIA VARIABLE PORTFOLIO

Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to December 24, 2019 (liquidation).

LAZARD RETIREMENT SERIES FUND

Lazard Retirement US Strategic Equity Portfolio (LZRUSE)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to July 31, 2019 (liquidation).

LORD ABBETT SERIES FUND, INC.

Lord Abbett International Opportunities (LOIOVC)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to July 26, 2019 (liquidation).

LORD ABBETT SERIES FUND, INC.

Lord Abbett Classic Stock (LOVCS)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to February 27, 2019 (liquidation).

JANUS ASPEN SERIES

Janus Henderson Global Unconstrained Bond - Serv (JGUBSV)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 26, 2019 (liquidation).

INVESCO V. I.

Invesco Oppenheimer V.I. Global Multi-Alternatives - Cl 2 (OVGMAS)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to March 6, 2019 (liquidation).

TORTOISE VARIABLE INSURANCE PORTFOLIO

Tortoise VIP MLP & Pipeline Class II (TTVMP2)

12

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of operations for the period from January 1, 2020 to June 1, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to June 1, 2020 (liquidation) and the year ended December 31, 2019.

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset All Authority – Admin (PVAAAD)

PIMCO VIT All Asset All Authority – Inst (PVAAAI)

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE VARIABLE INSURANCE

NVIT Multi-Manager International Value I (GVDIVI)

Statement of operations for the period from January 1, 2020 to October 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 23, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE VARIABLE INSURANCE

NW DFA NVIT Capital Appreciation P (NVLCAP)

NW DFA NVIT Moderate P (NVLMP)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

13

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
APTGBS	840,123	$23,048,748	$22,372,468	$5	$22,372,473	$-	$22,372,473	$22,372,473	$-	$22,372,473
AASCO	456	11,349	20,405	-	20,405	10	20,395	20,395	-	20,395
ALCAI2	265,610	22,584,676	26,547,733	66	26,547,799	-	26,547,799	26,547,799	-	26,547,799
ALCGI2	216,836	19,291,904	20,254,631	-	20,254,631	17	20,254,614	20,254,614	-	20,254,614
ALMGI2	341,553	10,196,432	11,353,223	-	11,353,223	12	11,353,211	11,353,211	-	11,353,211
ABIGB	29,202	672,190	791,972	5	791,977	-	791,977	791,977	-	791,977
ABSCGB	46,386	626,743	1,176,337	-	1,176,337	3	1,176,334	1,176,334	-	1,176,334
ABTGB	107,472	3,719,042	4,356,922	-	4,356,922	22	4,356,900	4,356,900	-	4,356,900
ALVDAB	24,555	312,870	338,864	-	338,864	-	338,864	338,864	-	338,864
ALVGIA	507,269	14,453,545	14,695,572	-	14,695,572	18	14,695,554	14,695,554	-	14,695,554
ALVIVB	148,603	1,895,188	2,130,960	1	2,130,961	-	2,130,961	2,130,961	-	2,130,961
ALVSVB	667,285	10,758,779	11,470,629	-	11,470,629	5	11,470,624	11,470,624	-	11,470,624
AAEIP3	1,065,534	8,435,272	6,957,940	1	6,957,941	-	6,957,941	6,957,941	-	6,957,941
AAGEA2	530,461	6,345,475	6,885,379	-	6,885,379	11	6,885,368	6,885,368	-	6,885,368
ABEAA2	1,371,490	14,958,171	15,415,546	-	15,415,546	5	15,415,541	15,415,541	-	15,415,541
ACEAA2	493,067	5,546,812	5,714,652	-	5,714,652	7	5,714,645	5,714,645	-	5,714,645
AGEAA2	645,549	6,959,882	7,397,990	-	7,397,990	3	7,397,987	7,397,987	-	7,397,987
ARLPE3	86,540	1,192,787	1,267,814	1	1,267,815	-	1,267,815	1,267,815	-	1,267,815
AUGEA2	404,272	4,181,686	4,455,081	4	4,455,085	-	4,455,085	4,448,252	6,833	4,455,085
ACVB	1,531,219	11,766,938	13,367,538	6	13,367,544	-	13,367,544	13,367,544	-	13,367,544
ACVI	382,080	4,449,985	5,387,329	-	5,387,329	7	5,387,322	5,387,322	-	5,387,322
ACVIG	1,659,386	15,371,729	17,058,493	3	17,058,496	-	17,058,496	17,058,496	-	17,058,496
ACVIP2	1,388,651	14,551,713	15,400,145	-	15,400,145	5	15,400,140	15,400,140	-	15,400,140
ACVLVI	186,144	2,790,806	3,022,983	-	3,022,983	5	3,022,978	3,022,978	-	3,022,978
ACVMV1	329,796	6,335,838	6,774,015	13	6,774,028	-	6,774,028	6,774,028	-	6,774,028
ACVU1	915,757	20,845,134	25,165,008	33	25,165,041	-	25,165,041	25,165,041	-	25,165,041
ACVV	807,954	8,266,869	9,024,843	-	9,024,843	2	9,024,841	9,024,841	-	9,024,841
AMVAA4	1,868,424	42,918,059	48,691,133	-	48,691,133	14	48,691,119	48,666,793	24,326	48,691,119
AMVBC4	1,892,829	24,450,753	26,613,180	-	26,613,180	1	26,613,179	26,588,948	24,231	26,613,179
AMVBD4	2,481,200	28,344,115	29,005,227	1	29,005,228	-	29,005,228	29,005,228	-	29,005,228
AMVCB4	652,870	6,537,560	7,083,643	-	7,083,643	3	7,083,640	7,083,640	-	7,083,640
AMVGB4	395,363	4,810,105	5,025,067	4	5,025,071	-	5,025,071	5,025,071	-	5,025,071
AMVGG4	385,346	13,932,604	15,587,236	3	15,587,239	-	15,587,239	15,578,575	8,664	15,587,239
AMVGI4	674,913	32,121,393	36,438,554	-	36,438,554	1	36,438,553	36,412,348	26,205	36,438,553
AMVGR4	713,535	57,420,313	83,654,811	5	83,654,816	-	83,654,816	83,595,419	59,397	83,654,816
AMVGS4	204,330	5,226,888	6,471,116	-	6,471,116	11	6,471,105	6,471,105	-	6,471,105
AMVGW4	413,428	5,848,359	6,759,551	-	6,759,551	2	6,759,549	6,759,549	-	6,759,549
AMVHI4	1,388,608	14,921,273	14,635,924	-	14,635,924	9	14,635,915	14,635,915	-	14,635,915

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AMVI4	1,523,603	30,440,371	35,423,781	7	35,423,788	-	35,423,788	35,380,706	43,082	35,423,788
AMVIG4	457,559	7,261,837	8,611,269	-	8,611,269	-	8,611,269	8,611,269	-	8,611,269
AMVM4	1,106,342	11,910,651	12,136,575	2	12,136,577	-	12,136,577	12,136,577	-	12,136,577
AMVNW4	2,017,298	49,632,880	62,616,925	8	62,616,933	-	62,616,933	62,613,273	3,660	62,616,933
AMVUA4	1,805,899	23,461,095	23,259,979	1	23,259,980	-	23,259,980	23,259,980	-	23,259,980
AVGIP2	4,044	47,288	56,336	6	56,342	-	56,342	56,342	-	56,342
AVPAP2	473,804	6,083,111	6,372,661	7	6,372,668	-	6,372,668	6,372,668	-	6,372,668
AVRBP2	208,620	2,420,529	2,332,368	-	2,332,368	5	2,332,363	2,332,363	-	2,332,363
AVRGP2	9,538	112,307	163,197	-	163,197	1	163,196	163,196	-	163,196
AVRIP2	3,904	41,022	42,907	-	42,907	2	42,905	42,905	-	42,905
PIHYB2	215,807	1,894,066	1,978,949	3	1,978,952	-	1,978,952	1,978,952	-	1,978,952
PIVB2	1,915,783	21,235,830	22,606,235	10	22,606,245	-	22,606,245	22,591,383	14,862	22,606,245
PIVEI2	479,002	7,259,606	7,563,443	2	7,563,445	-	7,563,445	7,563,445	-	7,563,445
PIVF2	317,966	4,878,988	5,395,889	3	5,395,892	-	5,395,892	5,395,892	-	5,395,892
PIVMV2	77,582	1,316,501	1,376,305	-	1,376,305	9	1,376,296	1,376,296	-	1,376,296
PIVSI2	1,700,384	17,296,258	18,143,095	12	18,143,107	-	18,143,107	18,143,107	-	18,143,107
BRVCA3	1,951	14,745	19,609	10	19,619	-	19,619	19,619	-	19,619
BRVED3	1,370,167	14,956,791	15,962,447	-	15,962,447	4	15,962,443	15,962,443	-	15,962,443
BRVHY3	7,182,010	53,150,429	54,224,176	200,900	54,425,076	-	54,425,076	54,425,076	-	54,425,076
BRVTR3	1,732,145	21,437,998	21,201,451	32,364	21,233,815	-	21,233,815	21,233,815	-	21,233,815
BRVUG3	467,942	5,047,041	5,044,412	4,239	5,048,651	-	5,048,651	5,048,651	-	5,048,651
BVLCC3	190,820	5,083,768	5,644,462	21	5,644,483	-	5,644,483	5,644,483	-	5,644,483
BVLCV3	449,130	3,969,925	4,370,031	-	4,370,031	9	4,370,022	4,370,022	-	4,370,022
BVLFG3	1,169,524	24,302,230	24,676,948	-	24,676,948	35	24,676,913	24,662,946	13,967	24,676,913
MLVGA3	1,325,243	19,172,119	21,588,202	13	21,588,215	-	21,588,215	21,575,083	13,132	21,588,215
DSIF	614,746	32,658,639	39,509,708	-	39,509,708	5	39,509,703	39,509,703	-	39,509,703
DSRG	152,819	5,802,242	7,219,189	-	7,219,189	8	7,219,181	7,219,181	-	7,219,181
DVSCS	2,060,606	32,654,905	39,275,152	1	39,275,153	-	39,275,153	39,275,153	-	39,275,153
CVSBF	1,846,736	4,113,817	4,653,774	-	4,653,774	10	4,653,764	4,653,764	-	4,653,764
CLVGT2	904,880	18,626,916	25,571,904	17	25,571,921	-	25,571,921	25,571,921	-	25,571,921
CLVLV1	408,649	10,096,909	12,108,280	2	12,108,282	-	12,108,282	12,108,282	-	12,108,282
CLVSI2	1,087,922	4,495,836	4,743,338	9	4,743,347	-	4,743,347	4,743,347	-	4,743,347
CLVSV1	102,424	2,311,916	2,798,224	14	2,798,238	-	2,798,238	2,798,238	-	2,798,238
CSCRS	691,972	2,128,778	2,338,865	4	2,338,869	-	2,338,869	2,338,869	-	2,338,869
DWVSVS	302,707	9,437,822	10,285,984	-	10,285,984	2	10,285,982	10,283,200	2,782	10,285,982
DFVEA	3,499,782	37,073,630	45,147,184	2	45,147,186	-	45,147,186	45,147,186	-	45,147,186
DFVGB	12,563,004	133,804,481	133,544,731	5	133,544,736	-	133,544,736	133,526,500	18,236	133,544,736
DFVGMI	4,874,441	61,436,118	70,630,651	2	70,630,653	-	70,630,653	70,438,260	192,393	70,630,653

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
DFVIS	5,437,611	66,684,085	71,830,835	9	71,830,844	-	71,830,844	71,820,016	10,828	71,830,844
DFVIV	8,211,619	98,104,373	96,732,871	2	96,732,873	-	96,732,873	96,657,769	75,104	96,732,873
DFVSTF	8,567,804	87,885,643	87,391,604	-	87,391,604	2	87,391,602	87,391,602	-	87,391,602
DFVULV	5,396,919	136,622,785	143,126,303	-	143,126,303	2	143,126,301	143,031,525	94,776	143,126,301
DFVUTV	5,223,568	89,813,919	96,165,885	21	96,165,906	-	96,165,906	96,085,372	80,534	96,165,906
ETVFR	5,520,860	49,149,519	49,853,366	-	49,853,366	6	49,853,360	49,852,570	790	49,853,360
FHIB	2,281,873	13,404,330	14,626,805	-	14,626,805	6	14,626,799	14,626,799	-	14,626,799
FVK2S	337,298	6,432,005	7,977,100	18	7,977,118	-	7,977,118	7,977,118	-	7,977,118
FVU2	757,703	7,836,347	8,402,927	-	8,402,927	10	8,402,917	8,381,908	21,009	8,402,917
FB2	1,180,625	21,784,910	26,729,347	14	26,729,361	-	26,729,361	26,689,795	39,566	26,729,361
FC2	683,399	23,823,307	31,935,217	16	31,935,233	-	31,935,233	31,922,192	13,041	31,935,233
FDCA2	4,443	52,290	74,382	-	74,382	4	74,378	74,378	-	74,378
FDSCS2	502,979	6,874,698	8,701,540	2	8,701,542	-	8,701,542	8,701,542	-	8,701,542
FEI2	365,144	7,526,542	8,464,043	-	8,464,043	13	8,464,030	8,464,030	-	8,464,030
FG2	234,310	18,968,886	23,566,931	4	23,566,935	-	23,566,935	23,566,935	-	23,566,935
FGI2	134,382	2,486,586	2,918,776	-	2,918,776	10	2,918,766	2,918,766	-	2,918,766
FGO2	681,492	37,478,550	51,854,760	-	51,854,760	3	51,854,757	51,854,757	-	51,854,757
FHI2	1,969,244	9,918,709	10,023,451	4	10,023,455	-	10,023,455	10,023,455	-	10,023,455
FIGBP2	6,265,397	82,830,911	85,961,247	-	85,961,247	9	85,961,238	85,961,238	-	85,961,238
FMC2	213,373	6,690,535	7,956,687	3	7,956,690	-	7,956,690	7,956,690	-	7,956,690
FNRS2	60,635	555,142	628,785	-	628,785	2	628,783	628,783	-	628,783
FO2	305,680	6,673,535	8,024,095	1	8,024,096	-	8,024,096	8,024,096	-	8,024,096
FRESS2	455,167	8,485,886	7,787,903	-	7,787,903	4	7,787,899	7,787,899	-	7,787,899
FV2	209,759	2,939,294	3,293,213	3	3,293,216	-	3,293,216	3,293,216	-	3,293,216
FVF202	1,706	19,347	20,233	7	20,240	-	20,240	20,240	-	20,240
FVF502	25,572	303,733	345,475	-	345,475	10	345,465	345,465	-	345,465
FVF602	70,943	765,377	802,369	-	802,369	3	802,366	802,366	-	802,366
FVF702	131	1,527	1,814	-	1,814	9	1,805	1,805	-	1,805
FVFI2	658,918	8,189,069	8,355,077	-	8,355,077	2	8,355,075	8,355,075	-	8,355,075
FVICA2	1,352,530	24,514,844	30,851,202	-	30,851,202	4	30,851,198	30,851,198	-	30,851,198
FVSIS2	3,366,807	37,844,448	39,324,305	-	39,324,305	4	39,324,301	39,318,963	5,338	39,324,301
FVSS2	1,787	24,039	24,451	-	24,451	11	24,440	24,440	-	24,440
FVTV2	28,597	331,356	372,332	-	372,332	5	372,327	372,327	-	372,327
FEOVF	1,739,937	45,278,760	44,507,579	14	44,507,593	-	44,507,593	44,490,322	17,271	44,507,593
FTVGI2	1,758,819	27,416,763	24,306,884	2	24,306,886	-	24,306,886	24,292,360	14,526	24,306,886
FTVGR2	205,944	3,312,864	2,926,459	-	2,926,459	9	2,926,450	2,926,450	-	2,926,450
FTVIS2	1,444,880	21,768,472	21,730,992	-	21,730,992	9	21,730,983	21,730,983	-	21,730,983
FTVMS2	148,425	2,749,485	2,462,377	3	2,462,380	-	2,462,380	2,462,380	-	2,462,380

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FTVRD2	285,577	7,210,931	8,321,728	7	8,321,735	-	8,321,735	8,321,735	-	8,321,735
FTVSI2	1,535,276	15,834,331	15,905,460	2	15,905,462	-	15,905,462	15,905,462	-	15,905,462
FTVUG2	863,606	10,426,017	10,432,363	-	10,432,363	6	10,432,357	10,432,357	-	10,432,357
GVGMNS	13,616	164,956	171,426	3	171,429	-	171,429	171,429	-	171,429
GVMSA	421,552	3,726,016	3,971,017	-	3,971,017	5	3,971,012	3,971,012	-	3,971,012
GVFRB	688,915	16,567,909	16,816,418	-	16,816,418	2	16,816,416	16,816,416	-	16,816,416
GVLCVB	784	28,142	29,491	-	29,491	10	29,481	29,481	-	29,481
GVR2XS	14,569	3,571,041	3,985,227	-	3,985,227	5	3,985,222	3,985,222	-	3,985,222
GVRUGM	1,037,944	1,037,943	1,037,944	3	1,037,947	-	1,037,947	1,037,947	-	1,037,947
GVTRBE	4,754,667	79,742,578	86,059,476	-	86,059,476	10	86,059,466	86,059,466	-	86,059,466
RAF	4,244	108,849	107,364	1	107,365	-	107,365	107,365	-	107,365
RBF	36,099	3,680,485	3,862,282	-	3,862,282	43	3,862,239	3,862,239	-	3,862,239
RBKF	16,244	1,358,609	1,429,959	-	1,429,959	2	1,429,957	1,429,957	-	1,429,957
RBMF	16,099	1,331,913	1,433,481	1	1,433,482	-	1,433,482	1,433,482	-	1,433,482
RCPF	78,259	5,244,503	5,546,235	-	5,546,235	2	5,546,233	5,546,233	-	5,546,233
RELF	23,611	3,373,692	3,833,490	-	3,833,490	31	3,833,459	3,833,459	-	3,833,459
RENF	13,784	1,536,943	1,584,769	4	1,584,773	-	1,584,773	1,584,773	-	1,584,773
RESF	6,786	1,165,847	1,276,938	-	1,276,938	3	1,276,935	1,276,935	-	1,276,935
RFSF	35,693	2,934,055	3,052,122	-	3,052,122	-	3,052,122	3,052,122	-	3,052,122
RHCF	41,094	3,430,566	3,551,763	8	3,551,771	-	3,551,771	3,551,771	-	3,551,771
RHYS	74,094	5,805,661	5,964,582	-	5,964,582	12	5,964,570	5,964,570	-	5,964,570
RINF	20,589	3,213,119	3,384,423	21	3,384,444	-	3,384,444	3,384,444	-	3,384,444
RJNF	25,768	1,734,746	1,728,231	-	1,728,231	2	1,728,229	1,728,229	-	1,728,229
RLCE	7,376	776,753	780,333	4	780,337	-	780,337	780,337	-	780,337
RLCJ	3,618	375,832	428,933	5	428,938	-	428,938	428,938	-	428,938
RLF	57,986	6,565,810	7,103,856	-	7,103,856	15	7,103,841	7,103,841	-	7,103,841
RMED	491	99,111	100,707	13	100,720	-	100,720	100,720	-	100,720
RMEK	23,783	1,950,069	2,136,858	19	2,136,877	-	2,136,877	2,136,877	-	2,136,877
RNF	172,153	24,573,446	24,915,694	19	24,915,713	-	24,915,713	24,915,713	-	24,915,713
ROF	454,489	26,688,711	28,541,901	-	28,541,901	39	28,541,862	28,369,773	172,089	28,541,862
RPMF	77,634	3,608,296	3,668,989	-	3,668,989	3	3,668,986	3,668,986	-	3,668,986
RREF	14,298	528,516	547,596	6	547,602	-	547,602	547,602	-	547,602
RRF	24,249	2,935,157	3,120,101	7	3,120,108	-	3,120,108	3,120,108	-	3,120,108
RSRF	87,901	1,162,676	1,265,771	10	1,265,781	-	1,265,781	1,265,781	-	1,265,781
RTEC	21,933	3,812,118	4,035,221	6	4,035,227	-	4,035,227	4,035,227	-	4,035,227
RTEL	27,873	1,777,087	1,839,642	-	1,839,642	2	1,839,640	1,839,640	-	1,839,640
RTF	66,207	20,588,080	20,879,638	44	20,879,682	-	20,879,682	20,879,682	-	20,879,682
RTRF	31,351	3,180,572	3,428,186	19	3,428,205	-	3,428,205	3,428,205	-	3,428,205

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RUF	9,931	412,420	408,759	-	408,759	-	408,759	408,759	-	408,759
RUGB	94,274	3,897,271	3,920,869	-	3,920,869	3	3,920,866	3,920,866	-	3,920,866
RUTL	127,515	3,794,433	3,944,028	-	3,944,028	15	3,944,013	3,944,013	-	3,944,013
RVARS	166,139	4,233,188	4,254,815	-	4,254,815	10	4,254,805	4,254,805	-	4,254,805
RVCMD	29,732	1,788,435	1,855,558	2	1,855,560	-	1,855,560	1,855,560	-	1,855,560
RVF	406,144	56,196,276	57,473,489	-	57,473,489	82	57,473,407	57,473,407	-	57,473,407
RVIDD	13,556	1,081,590	956,252	-	956,252	2	956,250	956,250	-	956,250
RVIMC	-	20	14	2	16	-	16	16	-	16
RVISC	1,666	71,694	61,554	-	61,554	2	61,552	61,552	-	61,552
RVLCG	113,983	5,807,472	6,288,427	-	6,288,427	4	6,288,423	6,288,423	-	6,288,423
RVLCV	103,748	4,673,597	4,850,207	21	4,850,228	-	4,850,228	4,850,228	-	4,850,228
RVLDD	10,267	1,426,356	1,517,631	20	1,517,651	-	1,517,651	1,517,651	-	1,517,651
RVMCG	155,171	6,192,398	7,030,820	25	7,030,845	-	7,030,845	7,030,845	-	7,030,845
RVMCV	160,896	6,437,359	6,955,550	-	6,955,550	3	6,955,547	6,955,547	-	6,955,547
RVMFU	237,342	3,987,205	3,871,040	-	3,871,040	3	3,871,037	3,871,037	-	3,871,037
RVSCG	93,467	5,303,134	5,681,848	-	5,681,848	2	5,681,846	5,681,846	-	5,681,846
RVSCV	38,815	2,274,168	2,317,617	7	2,317,624	-	2,317,624	2,317,624	-	2,317,624
RVSDL	17,865	668,710	627,963	-	627,963	5	627,958	627,958	-	627,958
RVWDL	18,952	1,143,031	1,162,708	-	1,162,708	-	1,162,708	1,162,708	-	1,162,708
SBLD	6,912	91,151	102,231	-	102,231	11	102,220	102,220	-	102,220
SBLJ	28,436	1,696,310	2,060,460	8	2,060,468	-	2,060,468	2,060,468	-	2,060,468
SBLP	301,616	7,919,629	8,297,456	1	8,297,457	-	8,297,457	8,297,457	-	8,297,457
SBLQ	23,070	885,910	860,267	-	860,267	10	860,257	860,257	-	860,257
SBLX	46	1,351	2,051	10	2,061	-	2,061	2,061	-	2,061
SBLY	50,476	976,656	1,301,788	-	1,301,788	10	1,301,778	1,301,778	-	1,301,778
ACC1	201,676	3,248,649	3,253,031	-	3,253,031	7	3,253,024	3,253,024	-	3,253,024
ACGI	137,249	2,677,292	2,569,294	1	2,569,295	-	2,569,295	2,569,295	-	2,569,295
AVBV2	2,510	16,353	14,080	-	14,080	6	14,074	14,074	-	14,074
AVGI	43,081	1,299,182	1,310,941	-	1,310,941	2	1,310,939	1,310,939	-	1,310,939
AVHY1	1,743,523	8,980,627	9,170,930	1	9,170,931	-	9,170,931	9,170,931	-	9,170,931
AVIE	111,517	4,174,221	4,741,695	-	4,741,695	6	4,741,689	4,741,689	-	4,741,689
IVBRA2	814,525	8,372,823	8,381,462	6	8,381,468	-	8,381,468	8,361,239	20,229	8,381,468
IVCPBI	2,867,228	19,115,082	19,869,893	-	19,869,893	2	19,869,891	19,865,535	4,356	19,869,891
IVDDI	445,229	11,320,559	11,451,293	1	11,451,294	-	11,451,294	11,451,294	-	11,451,294
IVGMMI	327,125,109	327,125,117	327,125,109	4	327,125,113	-	327,125,113	326,983,998	141,115	327,125,113
IVGS1	742,086	8,996,430	8,934,720	-	8,934,720	5	8,934,715	8,934,715	-	8,934,715
IVHS	108,296	3,211,643	3,648,506	14	3,648,520	-	3,648,520	3,648,520	-	3,648,520
IVKEI1	423,902	7,312,443	7,600,556	5	7,600,561	-	7,600,561	7,600,561	-	7,600,561

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
IVMCC2	304,195	3,131,617	3,114,958	-	3,114,958	9	3,114,949	3,114,949	-	3,114,949
IVRE	1,201,103	19,589,957	17,644,207	-	17,644,207	7	17,644,200	17,644,200	-	17,644,200
IVT	290,560	8,926,840	10,619,976	14	10,619,990	-	10,619,990	10,619,990	-	10,619,990
OVCBS	2,781	38,243	49,174	8	49,182	-	49,182	49,182	-	49,182
OVGIS	136,207	3,707,215	4,018,105	10	4,018,115	-	4,018,115	4,018,115	-	4,018,115
OVGSS	362,802	14,881,020	18,633,532	-	18,633,532	18	18,633,514	18,628,609	4,905	18,633,514
OVIGS	5,594,652	13,441,827	17,007,742	5	17,007,747	-	17,007,747	17,007,747	-	17,007,747
OVSBS	270,128	1,345,591	1,350,641	-	1,350,641	4	1,350,637	1,350,637	-	1,350,637
OVTRBS	864,584	7,045,548	7,184,696	-	7,184,696	2	7,184,694	7,184,694	-	7,184,694
WRASP	396,167	3,644,047	4,136,935	5	4,136,940	-	4,136,940	4,136,940	-	4,136,940
WRBDP	1,566,093	9,158,260	9,477,528	-	9,477,528	3	9,477,525	9,477,525	-	9,477,525
WRBP	276,041	2,106,684	2,404,156	1	2,404,157	-	2,404,157	2,404,157	-	2,404,157
WRDIV	9,865	56,344	59,382	-	59,382	9	59,373	59,373	-	59,373
WRENG	234,317	432,825	581,316	-	581,316	3	581,313	581,313	-	581,313
WRGBP	270,904	1,397,195	1,424,387	1	1,424,388	-	1,424,388	1,424,388	-	1,424,388
WRGNR	208,242	606,767	687,281	-	687,281	2	687,279	687,279	-	687,279
WRHIP	7,019,028	21,778,661	23,831,002	10	23,831,012	-	23,831,012	23,831,012	-	23,831,012
WRLTBP	915,956	4,568,700	4,588,299	-	4,588,299	-	4,588,299	4,588,299	-	4,588,299
WRMCG	1,065,880	14,449,454	18,635,844	14	18,635,858	-	18,635,858	18,635,858	-	18,635,858
WRSTP	263,133	8,054,996	9,439,169	-	9,439,169	25	9,439,144	9,439,144	-	9,439,144
WRVP	107,361	605,410	686,980	12	686,992	-	686,992	686,992	-	686,992
JABIN	1,381,265	50,176,876	60,195,537	5	60,195,542	-	60,195,542	60,166,684	28,858	60,195,542
JAEI	571,023	45,086,393	53,796,067	-	53,796,067	17	53,796,050	53,778,848	17,202	53,796,050
JAFBS	1,863,654	24,242,405	26,053,889	9	26,053,898	-	26,053,898	26,053,898	-	26,053,898
JAFRIN	280,369	12,762,106	15,981,046	-	15,981,046	14	15,981,032	15,981,032	-	15,981,032
JAGRIN	106,619	5,695,013	6,783,109	-	6,783,109	1	6,783,108	6,783,108	-	6,783,108
JAGTS	13,347	129,764	273,614	21	273,635	-	273,635	273,635	-	273,635
JAIG	168,657	5,457,700	6,444,386	-	6,444,386	2	6,444,384	6,444,384	-	6,444,384
JARIN	139,312	5,635,526	6,875,048	26	6,875,074	-	6,875,074	6,875,074	-	6,875,074
JIULVV	258,669	4,735,826	4,733,647	-	4,733,647	3	4,733,644	4,733,644	-	4,733,644
JMCVIN	1,434,559	22,075,966	23,010,327	6	23,010,333	-	23,010,333	23,010,333	-	23,010,333
JHEVTN	1,774,006	16,144,687	17,136,898	-	17,136,898	6	17,136,892	17,129,138	7,754	17,136,892
JPIGA2	656,353	10,980,630	12,949,846	-	12,949,846	15	12,949,831	12,949,831	-	12,949,831
JPIIB2	463,826	4,934,473	5,236,590	11	5,236,601	-	5,236,601	5,207,957	28,644	5,236,601
LZREMS	1,398,576	29,259,795	29,551,913	5	29,551,918	-	29,551,918	29,493,978	57,940	29,551,918
LZRGDM	187,753	2,381,637	2,540,294	1	2,540,295	-	2,540,295	2,540,295	-	2,540,295
LZRIES	1,074,770	10,474,546	11,414,060	-	11,414,060	16	11,414,044	11,414,044	-	11,414,044
LZRUSM	304,958	4,734,189	4,961,675	-	4,961,675	16	4,961,659	4,961,659	-	4,961,659

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
LPVCAI	113,068	2,998,725	3,396,553	-	3,396,553	6	3,396,547	3,396,547	-	3,396,547
LPVCII	489,955	9,984,867	10,828,003	-	10,828,003	11	10,827,992	10,823,864	4,128	10,827,992
LPVQD2	62,155	778,559	763,262	3	763,265	-	763,265	763,265	-	763,265
LVCLGI	743,705	21,106,352	28,052,549	23	28,052,572	-	28,052,572	27,791,419	261,153	28,052,572
SBVSG2	1,092,037	30,547,358	37,631,604	-	37,631,604	1	37,631,603	37,631,603	-	37,631,603
SBVHY	371,850	2,702,119	2,762,849	-	2,762,849	3	2,762,846	2,762,846	-	2,762,846
LOVBD	2,593,485	31,326,217	32,392,629	6	32,392,635	-	32,392,635	32,392,635	-	32,392,635
LOVCDG	532,403	8,346,529	9,545,994	9	9,546,003	-	9,546,003	9,546,003	-	9,546,003
LOVGI	80,488	2,534,373	2,812,244	2	2,812,246	-	2,812,246	2,812,246	-	2,812,246
MNCPS	1,174,691	17,538,731	21,137,971	-	21,137,971	4	21,137,967	21,137,967	-	21,137,967
MEGSS	214,278	12,701,962	15,048,753	-	15,048,753	4	15,048,749	15,048,749	-	15,048,749
MNDSC	208,032	4,295,971	4,911,643	7	4,911,650	-	4,911,650	4,911,650	-	4,911,650
MVFSC	318,538	5,925,242	6,358,014	-	6,358,014	-	6,358,014	6,358,014	-	6,358,014
DTRTFY	3,284,585	33,433,719	33,469,916	-	33,469,916	3	33,469,913	33,469,913	-	33,469,913
GVEXD	5,034,869	98,090,522	112,781,069	20	112,781,089	-	112,781,089	112,760,313	20,776	112,781,089
GVIXY	7,154,643	67,546,919	74,622,926	1	74,622,927	-	74,622,927	74,613,903	9,024	74,622,927
MCIFD	1,099,223	22,343,029	25,249,144	10	25,249,154	-	25,249,154	25,241,893	7,261	25,249,154
NJMMAY	25,806	251,211	260,129	3	260,132	-	260,132	260,132	-	260,132
NVBXD	2,126,080	23,881,842	23,812,092	-	23,812,092	7	23,812,085	23,812,085	-	23,812,085
NVDCAP	34,221	576,634	624,198	11	624,209	-	624,209	624,209	-	624,209
NVFIY	130,980	1,471,219	1,459,119	-	1,459,119	7	1,459,112	1,459,112	-	1,459,112
NVGEY	111,111	1,166,669	1,427,783	-	1,427,783	11	1,427,772	1,427,772	-	1,427,772
NVIDMP	197,347	2,213,176	2,372,114	-	2,372,114	7	2,372,107	2,372,107	-	2,372,107
NVMIVX	98,839	902,252	1,063,505	-	1,063,505	6	1,063,499	1,063,499	-	1,063,499
NVMMV1	222,339	1,782,100	1,718,683	4	1,718,687	-	1,718,687	1,718,687	-	1,718,687
NVNSR1	251,200	3,210,969	3,536,892	-	3,536,892	3	3,536,889	3,536,889	-	3,536,889
NVSIXD	8,050,968	66,279,517	74,551,968	14	74,551,982	-	74,551,982	74,540,857	11,125	74,551,982
SAMY	126,863,446	126,863,446	126,863,446	1	126,863,447	-	126,863,447	126,760,100	103,347	126,863,447
TRF	196,344	4,284,402	4,619,971	1	4,619,972	-	4,619,972	4,619,972	-	4,619,972
AMCG	125,049	3,900,210	4,976,934	12	4,976,946	-	4,976,946	4,976,946	-	4,976,946
AMRI	233,755	3,018,040	3,599,825	9	3,599,834	-	3,599,834	3,599,834	-	3,599,834
AMSRS	73,117	1,894,619	2,243,970	5	2,243,975	-	2,243,975	2,243,975	-	2,243,975
AMTB	581,279	6,013,047	6,208,063	-	6,208,063	11	6,208,052	6,208,052	-	6,208,052
NBARMS	68,903	709,560	710,385	1	710,386	-	710,386	710,386	-	710,386
HVDCT	64,251	617,789	723,465	1	723,466	-	723,466	723,466	-	723,466
NO7TB	690	7,882	8,756	-	8,756	5	8,751	8,751	-	8,751
NO7TB3	61,457	740,545	767,598	1	767,599	-	767,599	767,599	-	767,599
NOTAG1	5,344	66,939	89,349	-	89,349	3	89,346	89,346	-	89,346

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NOTAG2	13,571	211,904	224,192	-	224,192	3	224,189	224,189	-	224,189
NOTB1	12,489	150,611	148,118	-	148,118	3	148,115	148,115	-	148,115
NOTB2	80,910	928,249	954,736	7	954,743	-	954,743	954,743	-	954,743
NOTBBA	1,035,297	9,621,121	9,452,261	7	9,452,268	-	9,452,268	9,452,268	-	9,452,268
NOTBE2	24,896	310,380	330,620	2	330,622	-	330,622	330,622	-	330,622
NOTC2	81,707	954,560	1,045,037	-	1,045,037	4	1,045,033	1,045,033	-	1,045,033
NOTG1	2,415,451	27,357,439	28,550,636	-	28,550,636	2	28,550,634	28,550,634	-	28,550,634
NOTG2	61,023	700,451	717,630	-	717,630	2	717,628	717,628	-	717,628
NOTGR1	80,417	1,063,324	1,357,441	-	1,357,441	3	1,357,438	1,357,438	-	1,357,438
NOTGR2	31,248	475,093	516,222	8	516,230	-	516,230	516,230	-	516,230
NOTMD1	55,933	615,899	775,788	-	775,788	5	775,783	775,783	-	775,783
NOTMD2	131,637	1,592,747	1,754,717	-	1,754,717	4	1,754,713	1,754,713	-	1,754,713
NOTMG1	90,728	1,060,979	1,115,048	-	1,115,048	7	1,115,041	1,115,041	-	1,115,041
NOTMG2	77,403	898,852	948,187	-	948,187	2	948,185	948,185	-	948,185
NOTMR1	32,590	398,340	450,074	-	450,074	7	450,067	450,067	-	450,067
NOVPB1	577,581	5,025,828	4,741,938	-	4,741,938	5	4,741,933	4,741,933	-	4,741,933
NOVPDI	81,130	1,154,688	1,055,497	12	1,055,509	-	1,055,509	1,031,865	23,644	1,055,509
NOVPI2	50,473	486,473	457,790	-	457,790	-	457,790	457,790	-	457,790
NOVPM	56,089	1,419,986	1,421,868	-	1,421,868	12	1,421,856	1,397,959	23,897	1,421,856
PMUBAM	933,135	9,714,560	9,881,894	4	9,881,898	-	9,881,898	9,881,898	-	9,881,898
PMVAAA	1,145,688	11,730,260	12,682,765	-	12,682,765	7	12,682,758	12,682,758	-	12,682,758
PMVAAI	50,920	499,441	570,308	-	570,308	-	570,308	570,308	-	570,308
PMVEBA	2,045,307	25,729,789	27,488,925	-	27,488,925	17	27,488,908	27,488,908	-	27,488,908
PMVFBA	584,645	5,879,087	6,156,311	-	6,156,311	3	6,156,308	6,156,308	-	6,156,308
PMVFHA	3,427,089	38,226,162	38,520,476	-	38,520,476	7	38,520,469	38,455,807	64,662	38,520,469
PMVGBA	301,367	3,456,545	3,673,659	-	3,673,659	10	3,673,649	3,673,649	-	3,673,649
PMVHYA	4,813,350	37,560,480	38,554,930	8	38,554,938	-	38,554,938	38,540,417	14,521	38,554,938
PMVID	12,288,808	130,570,217	135,299,776	-	135,299,776	-	135,299,776	135,261,739	38,037	135,299,776
PMVLDA	3,131,193	32,079,110	32,501,781	-	32,501,781	3	32,501,778	32,501,778	-	32,501,778
PMVLGA	1,078,458	16,305,980	15,928,829	-	15,928,829	4	15,928,825	15,928,825	-	15,928,825
PMVRRA	2,176,416	29,012,018	30,295,716	-	30,295,716	7	30,295,709	30,295,709	-	30,295,709
PMVRSA	1,502,807	8,352,123	9,091,985	-	9,091,985	2	9,091,983	9,025,188	66,795	9,091,983
PMVTRA	12,697,796	139,596,492	147,167,457	-	147,167,457	2	147,167,455	146,965,340	202,115	147,167,455
PVGCBA	253,161	2,504,834	2,551,859	10	2,551,869	-	2,551,869	2,551,869	-	2,551,869
PVGDAA	1,002	9,889	10,639	4	10,643	-	10,643	10,643	-	10,643
PVGMAA	202,646	2,414,120	2,664,799	10	2,664,809	-	2,664,809	2,664,809	-	2,664,809
PVSTA	5,320,578	54,966,947	55,440,419	12	55,440,431	-	55,440,431	55,434,867	5,564	55,440,431
PROA30	32,071	2,259,014	2,433,253	-	2,433,253	10	2,433,243	2,433,243	-	2,433,243

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PROAHY	60,888	1,613,787	1,650,078	-	1,650,078	8	1,650,070	1,650,070	-	1,650,070
PROBIO	46,817	3,888,760	3,845,119	-	3,845,119	16	3,845,103	3,845,103	-	3,845,103
PROBL	364,558	20,255,990	21,647,453	-	21,647,453	16	21,647,437	21,647,437	-	21,647,437
PROBM	75,692	4,669,365	5,250,024	-	5,250,024	1	5,250,023	5,250,023	-	5,250,023
PROBNK	50,787	1,146,843	1,207,202	4	1,207,206	-	1,207,206	1,207,206	-	1,207,206
PROBR	33,507	686,921	656,411	1	656,412	-	656,412	656,412	-	656,412
PROCG	41,690	2,427,172	2,592,689	7	2,592,696	-	2,592,696	2,592,696	-	2,592,696
PROCS	41,134	2,948,601	3,132,349	4	3,132,353	-	3,132,353	3,132,353	-	3,132,353
PROE30	31,607	654,327	656,170	3	656,173	-	656,173	656,173	-	656,173
PROEM	200,834	6,881,771	7,358,574	-	7,358,574	5	7,358,569	7,358,569	-	7,358,569
PROFIN	70,258	2,839,028	2,923,423	-	2,923,423	5	2,923,418	2,923,418	-	2,923,418
PROFUD	26,039	463,488	478,331	-	478,331	1	478,330	478,330	-	478,330
PROGMM	5,914,224	5,914,228	5,914,224	-	5,914,224	7	5,914,217	5,914,217	-	5,914,217
PROGVP	35,530	1,081,915	1,085,456	1	1,085,457	-	1,085,457	1,085,457	-	1,085,457
PROHC	54,463	3,900,664	4,109,758	14	4,109,772	-	4,109,772	4,109,772	-	4,109,772
PROIND	45,845	3,948,093	4,157,197	-	4,157,197	1	4,157,196	4,157,196	-	4,157,196
PROINT	8,233	167,607	168,946	-	168,946	1	168,945	168,945	-	168,945
PROJP	65,314	3,911,914	4,157,237	4	4,157,241	-	4,157,241	4,157,241	-	4,157,241
PROLCG	82,888	5,925,216	6,401,411	12	6,401,423	-	6,401,423	6,401,423	-	6,401,423
PROLCV	26,100	991,497	1,057,067	11	1,057,078	-	1,057,078	1,057,078	-	1,057,078
PROMC	115,963	2,030,782	2,104,724	-	2,104,724	8	2,104,716	2,104,716	-	2,104,716
PROMCG	68,877	2,940,757	3,284,077	-	3,284,077	13	3,284,064	3,284,064	-	3,284,064
PROMCV	18,657	686,492	734,333	-	734,333	1	734,332	734,332	-	734,332
PRON	743,576	50,994,189	52,593,129	-	52,593,129	21	52,593,108	52,593,108	-	52,593,108
PRONET	150,053	8,426,675	8,785,603	-	8,785,603	18	8,785,585	8,785,585	-	8,785,585
PROOG	115,883	2,384,162	2,176,287	3	2,176,290	-	2,176,290	2,176,290	-	2,176,290
PROPHR	50,342	1,833,876	1,940,180	2	1,940,182	-	1,940,182	1,940,182	-	1,940,182
PROPM	120,439	3,986,715	3,720,367	6	3,720,373	-	3,720,373	3,720,373	-	3,720,373
PRORE	16,326	942,936	949,341	1	949,342	-	949,342	949,342	-	949,342
PRORRO	20,546	559,247	570,767	3	570,770	-	570,770	570,770	-	570,770
PROSC	291,580	10,676,822	11,610,700	-	11,610,700	3	11,610,697	11,610,697	-	11,610,697
PROSCG	75,791	2,576,525	2,770,907	-	2,770,907	10	2,770,897	2,770,897	-	2,770,897
PROSCN	57,553	4,242,903	4,749,289	-	4,749,289	10	4,749,279	4,749,279	-	4,749,279
PROSCV	78,397	3,023,387	3,325,607	10	3,325,617	-	3,325,617	3,325,617	-	3,325,617
PROSEM	1,196	28,877	27,743	3	27,746	-	27,746	27,746	-	27,746
PROSIN	6,578	199,669	190,946	-	190,946	-	190,946	190,946	-	190,946
PROSMC	743	16,447	14,953	-	14,953	2	14,951	14,951	-	14,951
PROSN	20,660	392,649	376,429	1	376,430	-	376,430	376,430	-	376,430

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PROSSC	11,982	366,448	330,836	-	330,836	-	330,836	330,836	-	330,836
PROTEC	85,384	5,895,473	6,433,681	-	6,433,681	18	6,433,663	6,433,663	-	6,433,663
PROTEL	20,735	646,051	668,708	2	668,710	-	668,710	668,710	-	668,710
PROUB	123,901	3,249,665	3,637,728	-	3,637,728	5	3,637,723	3,637,723	-	3,637,723
PROUMC	21,850	930,429	1,101,687	-	1,101,687	1	1,101,686	1,101,686	-	1,101,686
PROUN	229,889	20,957,044	21,349,813	64	21,349,877	-	21,349,877	21,349,877	-	21,349,877
PROUSC	113,154	2,209,540	2,626,304	17	2,626,321	-	2,626,321	2,626,321	-	2,626,321
PROUSN	5,009	116,730	107,350	2	107,352	-	107,352	107,352	-	107,352
PROUTL	79,648	2,967,116	2,976,461	-	2,976,461	8	2,976,453	2,976,453	-	2,976,453
PVAGIB	172,308	1,533,802	1,555,937	-	1,555,937	4	1,555,933	1,555,933	-	1,555,933
PVAR5B	319,930	3,129,485	2,972,152	2	2,972,154	-	2,972,154	2,972,154	-	2,972,154
PVDIB	916,294	5,004,678	5,232,038	1	5,232,039	-	5,232,039	5,232,039	-	5,232,039
PVEIB	555,809	12,292,049	14,178,698	-	14,178,698	1	14,178,697	14,178,697	-	14,178,697
PVHYB	1,948,360	11,737,894	12,138,283	4	12,138,287	-	12,138,287	12,138,287	-	12,138,287
PVIB	1,189,384	13,582,443	13,630,345	8	13,630,353	-	13,630,353	13,630,353	-	13,630,353
PVIGIB	43,281	382,268	442,760	-	442,760	5	442,755	442,755	-	442,755
PVNOB	24,365	904,464	1,078,874	-	1,078,874	2	1,078,872	1,078,872	-	1,078,872
RWMVI	1,211,088	11,882,507	12,413,647	-	12,413,647	7	12,413,640	12,413,640	-	12,413,640
RWMVN	304,391	2,879,584	3,110,881	-	3,110,881	6	3,110,875	3,090,025	20,850	3,110,875
ROCMC	434,503	4,364,129	5,174,931	4	5,174,935	-	5,174,935	5,174,935	-	5,174,935
ROCSC	1,099,163	8,754,284	8,144,800	1	8,144,801	-	8,144,801	8,144,801	-	8,144,801
RLVGRE	27,008	404,277	388,104	-	388,104	2	388,102	388,102	-	388,102
RLVIDM	10,545	115,213	128,439	-	128,439	5	128,434	128,434	-	128,434
RLVLBS	56,602	561,570	580,739	3	580,742	-	580,742	580,742	-	580,742
RLVLEG	30,270	263,698	287,564	-	287,564	11	287,553	287,553	-	287,553
RLVLMS	28,949	292,048	303,386	-	303,386	4	303,382	303,382	-	303,382
RLVSB	24,234	252,096	263,661	-	263,661	3	263,658	263,658	-	263,658
RLVUSC	1,766	26,433	27,813	-	27,813	3	27,810	27,810	-	27,810
RLVUSE	11,176	188,904	218,832	11	218,843	-	218,843	218,843	-	218,843
TRBCG2	2,098,669	77,891,916	101,743,461	-	101,743,461	6	101,743,455	101,707,968	35,487	101,743,455
TREI2	651,694	16,675,724	17,009,208	2	17,009,210	-	17,009,210	17,009,210	-	17,009,210
TRHS2	621,392	30,709,720	36,015,866	29	36,015,895	-	36,015,895	35,726,370	289,525	36,015,895
TRLT2	2,998,911	14,657,037	14,934,575	1	14,934,576	-	14,934,576	14,934,576	-	14,934,576
TAVV	41,444	630,898	632,843	7	632,850	-	632,850	632,850	-	632,850
TPVCGP	181,751	2,048,180	2,117,402	2	2,117,404	-	2,117,404	2,117,404	-	2,117,404
TPVSGP	106,501	1,184,709	1,272,690	6	1,272,696	-	1,272,696	1,272,696	-	1,272,696
VVGGS	925,382	10,948,728	10,808,460	-	10,808,460	11	10,808,449	10,808,449	-	10,808,449
VWBF	215,085	1,830,190	1,899,197	-	1,899,197	4	1,899,193	1,899,193	-	1,899,193

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
VWEM	2,238,753	32,662,022	37,812,532	13	37,812,545	-	37,812,545	37,812,545	-	37,812,545
VWHA	269,756	4,738,399	6,064,123	-	6,064,123	8	6,064,115	6,064,115	-	6,064,115
VVB	6,292,324	144,584,073	161,586,878	16	161,586,894	-	161,586,894	161,582,358	4,536	161,586,894
VVCA	771,842	20,440,375	21,920,321	-	21,920,321	3	21,920,318	21,920,318	-	21,920,318
VVCG	1,125,022	41,911,956	50,862,260	31	50,862,291	-	50,862,291	50,862,291	-	50,862,291
VVDV	1,734,124	22,025,455	23,826,862	10	23,826,872	-	23,826,872	23,814,865	12,007	23,826,872
VVEI	6,729,085	144,769,459	155,239,993	-	155,239,993	9	155,239,984	155,207,831	32,153	155,239,984
VVEIX	5,774,343	241,136,226	310,428,675	4	310,428,679	-	310,428,679	310,383,095	45,584	310,428,679
VVG	3,273,536	84,684,276	117,650,897	16	117,650,913	-	117,650,913	117,412,454	238,459	117,650,913
VVGBI	638,602	13,929,811	14,304,676	-	14,304,676	3	14,304,673	14,304,673	-	14,304,673
VVHGB	35,189,394	422,783,872	450,776,137	-	450,776,137	3	450,776,134	450,567,799	208,335	450,776,134
VVHYB	8,119,126	62,563,581	65,927,302	11	65,927,313	-	65,927,313	65,918,041	9,272	65,927,313
VVI	5,027,466	138,204,073	219,046,691	11	219,046,702	-	219,046,702	219,025,913	20,789	219,046,702
VVMA	412,881	11,968,829	13,397,979	-	13,397,979	10	13,397,969	13,397,969	-	13,397,969
VVMCI	5,405,002	117,219,974	139,286,907	-	139,286,907	1	139,286,906	139,270,150	16,756	139,286,906
VVREI	6,799,517	83,889,736	84,517,994	18	84,518,012	-	84,518,012	84,397,324	120,688	84,518,012
VVSCG	1,433,496	30,159,502	35,106,313	-	35,106,313	14	35,106,299	35,105,323	976	35,106,299
VVSTC	26,731,605	285,013,478	297,255,449	10	297,255,459	-	297,255,459	297,074,050	181,409	297,255,459
VVTISI	2,359,367	46,409,399	54,218,250	9	54,218,259	-	54,218,259	54,218,259	-	54,218,259
VVTSM	6,685,083	252,863,292	324,627,611	14	324,627,625	-	324,627,625	324,476,528	151,097	324,627,625
VRVDIA	108,642	1,347,317	1,572,050	-	1,572,050	7	1,572,043	1,572,043	-	1,572,043
VRVDRA	318,743	5,851,752	5,644,940	1	5,644,941	-	5,644,941	5,644,941	-	5,644,941
VRVNMA	1,552,261	14,594,188	14,855,134	-	14,855,134	1	14,855,133	14,855,133	-	14,855,133
SVDF	259,439	9,409,271	12,642,457	-	12,642,457	16	12,642,441	12,642,441	-	12,642,441
SVOF	33,324	853,902	987,401	1	987,402	-	987,402	987,402	-	987,402
MGRFV	1,930,144	22,362,003	23,567,061	-	23,567,061	2	23,567,059	23,438,636	128,423	23,567,059

Total (unaudited)			$8,030,912,452	$239,081	$8,031,151,533	$1,507	$8,031,150,026	$8,027,469,986	$3,680,040	$8,031,150,026

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

***	If zero shares are listed, there is ownership of the fund, however it is less than one full share.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	APTGBS	AASCO	ALCAI2	ALCGI2	ALMGI2	ABIGB	ABSCGB
Reinvested dividends	$125,959,646	1,437,891	170	-	28,731	-	6,509	-
Mortality and expense risk charges (note 2)	(8,725,471)	-	(114)	(1,160)	(626)	(1,076)	-	-

Net investment income (loss)	117,234,175	1,437,891	56	(1,160)	28,105	(1,076)	6,509	-

Realized gain (loss) on investments	63,324,749	2,558,611	77,074	(782,718)	2,639,105	388,352	11,081	3,583
Change in unrealized gain (loss) on investments	489,949,920	(1,494,218)	(19,608)	4,927,031	900,433	1,414,563	103,528	343,265

Net gain (loss) on investments	553,274,669	1,064,393	57,466	4,144,313	3,539,538	1,802,915	114,609	346,848

Reinvested capital gains	158,992,632	13,352	1,142	3,462,356	2,568,735	1,252,206	50,821	66,232

Net increase (decrease) in contract owners’ equity resulting from operations	$829,501,476	2,515,636	58,664	7,605,509	6,136,378	3,054,045	171,939	413,080

Investment Activity:	ABTGB	ALVDAB	ALVGIA	ALVIVB	ALVSVB	AAEIP3	AAGEA2	ABEAA2
Reinvested dividends	$12,078	4,709	210,603	25,863	77,635	200,792	108,187	287,020
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	12,078	4,709	210,603	25,863	77,635	200,792	108,187	287,020

Realized gain (loss) on investments	108,124	37	(1,275,908)	(72,231)	(1,824,557)	(1,851,487)	(107,299)	(140,888)
Change in unrealized gain (loss) on investments	562,239	10,896	381,696	141,650	1,879,138	(1,653,842)	524,370	898,137

Net gain (loss) on investments	670,363	10,933	(894,212)	69,419	54,581	(3,505,329)	417,071	757,249

Reinvested capital gains	254,181	-	717,304	-	478,246	-	120,031	183,755

Net increase (decrease) in contract owners’ equity resulting from operations	$936,622	15,642	33,695	95,282	610,462	(3,304,537)	645,289	1,228,024

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	ACEAA2	AGEAA2	ARLPE3	AUGEA2	ACVB	ACVI	ACVIG	ACVIP2
Reinvested dividends	$108,865	135,348	131,582	88,740	140,433	13,167	246,015	197,450
Mortality and expense risk charges (note 2)	-	-	-	-	-	(68)	(16)	-

Net investment income (loss)	108,865	135,348	131,582	88,740	140,433	13,099	245,999	197,450

Realized gain (loss) on investments	289,708	(405,052)	(30,875)	(254,124)	361,343	167,986	(536,797)	610,337
Change in unrealized gain (loss) on investments	82,445	666,700	(77,924)	350,198	660,354	615,689	1,631,224	540,450

Net gain (loss) on investments	372,153	261,648	(108,799)	96,074	1,021,697	783,675	1,094,427	1,150,787

Reinvested capital gains	34,832	193,630	18,624	49,825	379,600	39,712	471,450	-

Net increase (decrease) in contract owners’ equity resulting from operations	$515,850	590,626	41,407	234,639	1,541,730	836,486	1,811,876	1,348,237

Investment Activity:	ACVLVI	ACVMV1	ACVU1	ACVV	AMVAA4	AMVBC4	AMVBD4	AMVCB4
Reinvested dividends	$40,754	118,236	-	191,853	651,508	361,832	505,879	168,079
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	40,754	118,236	-	191,853	651,508	361,832	505,879	168,079

Realized gain (loss) on investments	(111,467)	(112,224)	1,148,333	(540,814)	143,928	(1,317,972)	567,931	(109,417)
Change in unrealized gain (loss) on investments	53,683	(60,161)	3,642,075	(173,101)	4,203,514	2,414,952	538,325	332,575

Net gain (loss) on investments	(57,784)	(172,385)	4,790,408	(713,915)	4,347,442	1,096,980	1,106,256	223,158

Reinvested capital gains	17,075	-	748,841	221,926	195,224	255,446	193,657	-

Net increase (decrease) in contract owners’ equity resulting from operations	$45	(54,149)	5,539,249	(300,136)	5,194,174	1,714,258	1,805,792	391,237

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	AMVGB4	AMVGG4	AMVGI4	AMVGR4	AMVGS4	AMVGW4	AMVHI4	AMVI4
Reinvested dividends	$47,069	8,427	370,032	129,200	3,803	65,305	970,581	132,093
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	47,069	8,427	370,032	129,200	3,803	65,305	970,581	132,093

Realized gain (loss) on investments	70,625	753,699	(737,572)	2,481,092	44,498	(271,768)	168,316	288,055
Change in unrealized gain (loss) on investments	131,649	1,271,687	3,251,210	23,463,702	1,054,131	566,825	81,135	3,968,438

Net gain (loss) on investments	202,274	2,025,386	2,513,638	25,944,794	1,098,629	295,057	249,451	4,256,493

Reinvested capital gains	54,613	132,358	805,595	1,503,685	183,750	142,568	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$303,956	2,166,171	3,689,265	27,577,679	1,286,182	502,930	1,220,032	4,388,586

Investment Activity:	AMVIG4	AMVM4	AMVNW4	AMVUA4	AVGIP2	AVPAP2	AVRBP2	AVRGP2
Reinvested dividends	$95,026	123,376	14,640	386,094	889	92,908	40,187	1,241
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	95,026	123,376	14,640	386,094	889	92,908	40,187	1,241

Realized gain (loss) on investments	(6,186)	220,268	(379,830)	608,451	39	(15,593)	(69,145)	44,148
Change in unrealized gain (loss) on investments	943,372	208,738	10,516,200	(180,926)	1,221	130,808	(70,616)	4,784

Net gain (loss) on investments	937,186	429,006	10,136,370	427,525	1,260	115,215	(139,761)	48,932

Reinvested capital gains	-	20,801	409,770	489,803	2,781	241,944	72,471	7,717

Net increase (decrease) in contract owners’ equity resulting from operations	$1,032,212	573,183	10,560,780	1,303,422	4,930	450,067	(27,103)	57,890

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	AVRIP2	PIHYB2	PIVB2	PIVEI2	PIVF2	PIVMV2	PIVSI2	BRVCA3
Reinvested dividends	$471	144,288	622,678	180,947	20,220	10,996	520,332	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	471	144,288	622,678	180,947	20,220	10,996	520,332	-

Realized gain (loss) on investments	(127)	(215,810)	193,573	(2,944,689)	191,793	(18,018)	(173,323)	2,891
Change in unrealized gain (loss) on investments	360	(17,037)	811,883	2,050,931	360,039	19,992	516,364	7,657

Net gain (loss) on investments	233	(232,847)	1,005,456	(893,758)	551,832	1,974	343,041	10,548

Reinvested capital gains	321	-	-	328,349	299,836	37,400	51,158	1,953

Net increase (decrease) in contract owners’ equity resulting from operations	$1,025	(88,559)	1,628,134	(384,462)	871,888	50,370	914,531	12,501

Investment Activity:	BRVED3	BRVHY3	BRVTR3	BRVUG3	BVLCC3	BVLCV3	BVLFG3	MLVGA3
Reinvested dividends	$283,018	1,591,556	359,810	109,526	47,095	66,652	-	246,532
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	283,018	1,591,556	359,810	109,526	47,095	66,652	-	246,532

Realized gain (loss) on investments	(634,058)	1,450,585	851,114	501,459	65,115	(156,188)	2,883,282	442,323
Change in unrealized gain (loss) on investments	794,270	574,707	(747,142)	(10,301)	373,659	364,484	680,414	1,775,700

Net gain (loss) on investments	160,212	2,025,292	103,972	491,158	438,774	208,296	3,563,696	2,218,023

Reinvested capital gains	536,941	-	1,033,475	-	491,133	55,013	1,247,388	1,190,331

Net increase (decrease) in contract owners’ equity resulting from operations	$980,171	3,616,848	1,497,257	600,684	977,002	329,961	4,811,084	3,654,886

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	DSIF	DSRG	DVSCS	CVSBF	CLVGT2	CLVLV1	CLVSI2	CLVSV1
Reinvested dividends	$611,631	31,662	330,994	61,776	-	-	171,240	-
Mortality and expense risk charges (note 2)	(67,501)	(366)	-	-	(328)	-	-	-

Net investment income (loss)	544,130	31,296	330,994	61,776	(328)	-	171,240	-

Realized gain (loss) on investments	803,996	300,586	(6,418,545)	24,005	529,812	(94,855)	(113,689)	(159,828)
Change in unrealized gain (loss) on investments	1,513,840	1,174,270	6,691,165	389,974	5,075,513	733,901	122,260	379,314

Net gain (loss) on investments	2,317,836	1,474,856	272,620	413,979	5,605,325	639,046	8,571	219,486

Reinvested capital gains	2,655,746	34,359	1,884,729	127,478	1,615,768	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,517,712	1,540,511	2,488,343	603,233	7,220,765	639,046	179,811	219,486

Investment Activity:	CSCRS	DWVSVS	DFVEA	DFVGB	DFVGMI	DFVIS	DFVIV	DFVSTF
Reinvested dividends	$104,188	74,494	688,679	35,544	736,142	1,310,218	2,097,594	522,362
Mortality and expense risk charges (note 2)	-	-	(125,367)	(300,161)	(223,795)	(158,244)	(225,634)	(225,789)

Net investment income (loss)	104,188	74,494	563,312	(264,617)	512,347	1,151,974	1,871,960	296,573

Realized gain (loss) on investments	(262,835)	(1,464,503)	(281,921)	(666,909)	1,293,273	(1,120,749)	(2,533,306)	67,023
Change in unrealized gain (loss) on investments	183,779	812,503	5,772,757	2,462,853	4,614,417	4,184,644	(1,588,168)	(94,765)

Net gain (loss) on investments	(79,056)	(652,000)	5,490,836	1,795,944	5,907,690	3,063,895	(4,121,474)	(27,742)

Reinvested capital gains	-	424,734	104,423	-	796,140	1,154,055	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,132	(152,772)	6,158,571	1,531,327	7,216,177	5,369,924	(2,249,514)	268,831

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	DFVULV	DFVUTV	ETVFR	FHIB	FVK2S	FVU2	FB2	FC2
Reinvested dividends	$2,908,484	1,445,553	1,773,664	721,707	-	204,502	287,602	21,762
Mortality and expense risk charges (note 2)	(347,109)	(207,063)	-	-	-	-	-	-

Net investment income (loss)	2,561,375	1,238,490	1,773,664	721,707	-	204,502	287,602	21,762

Realized gain (loss) on investments	1,403,162	(4,440,337)	(2,744,684)	(562,581)	87,370	315,876	261,463	747,421
Change in unrealized gain (loss) on investments	(8,669,140)	7,173,654	1,186,876	737,707	1,254,346	(545,681)	3,487,710	6,470,360

Net gain (loss) on investments	(7,265,978)	2,733,317	(1,557,808)	175,126	1,341,716	(229,805)	3,749,173	7,217,781

Reinvested capital gains	-	-	-	-	489,967	-	301,691	147,752

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,704,603)	3,971,807	215,856	896,833	1,831,683	(25,303)	4,338,466	7,387,295

Investment Activity:	FDCA2	FDSCS2	FEI2	FG2	FGI2	FGO2	FHI2	FIGBP2
Reinvested dividends	$26	34,725	114,858	7,417	48,965	-	481,416	1,455,756
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	26	34,725	114,858	7,417	48,965	-	481,416	1,455,756

Realized gain (loss) on investments	8	(170,119)	(130,387)	1,757,858	(219,512)	3,451,261	(390,031)	1,297,492
Change in unrealized gain (loss) on investments	17,741	1,831,250	633,637	3,088,166	280,389	11,787,252	229,517	2,003,260

Net gain (loss) on investments	17,749	1,661,131	503,250	4,846,024	60,877	15,238,513	(160,514)	3,300,752

Reinvested capital gains	828	-	173,769	1,746,400	123,601	2,073,359	-	19,764

Net increase (decrease) in contract owners’ equity resulting from operations	$18,603	1,695,856	791,877	6,599,841	233,443	17,311,872	320,902	4,776,272

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FMC2	FNRS2	FO2	FRESS2	FV2	FVF202	FVF502	FVF602
Reinvested dividends	$25,336	9,061	15,745	160,224	37,296	189	3,373	7,391
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	25,336	9,061	15,745	160,224	37,296	189	3,373	7,391

Realized gain (loss) on investments	(263,300)	(84,828)	137,085	(496,149)	(450,097)	9	5,153	(43,571)
Change in unrealized gain (loss) on investments	1,439,681	73,643	796,281	(1,044,037)	161,688	1,203	26,949	111,590

Net gain (loss) on investments	1,176,381	(11,185)	933,366	(1,540,186)	(288,409)	1,212	32,102	68,019

Reinvested capital gains	-	-	30,804	439,106	162,876	124	7,898	22,577

Net increase (decrease) in contract owners’ equity resulting from operations	$1,201,717	(2,124)	979,915	(940,856)	(88,237)	1,525	43,373	97,987

Investment Activity:	FVF702	FVFI2	FVICA2	FVSIS2	FVSS2	FVTV2	FEOVF	FTVGI2
Reinvested dividends	$13	84,423	38,253	1,151,720	208	4,378	1,114,974	3,329,270
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	13	84,423	38,253	1,151,720	208	4,378	1,114,974	3,329,270

Realized gain (loss) on investments	-	184,326	903,745	(34,377)	(18)	13	(1,418,656)	(4,385,292)
Change in unrealized gain (loss) on investments	199	140,332	3,891,677	1,505,330	541	18,324	733,874	(1,473,299)

Net gain (loss) on investments	199	324,658	4,795,422	1,470,953	523	18,337	(684,782)	(5,858,591)

Reinvested capital gains	38	48,993	681,586	358,979	1,072	7,997	1,971,145	-

Net increase (decrease) in contract owners’ equity resulting from operations	$250	458,074	5,515,261	2,981,652	1,803	30,712	2,401,337	(2,529,321)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FTVGR2	FTVIS2	FTVMS2	FTVRD2	FTVSI2	FTVUG2	GVGMNS	GVMSA
Reinvested dividends	$81,725	1,210,128	55,784	90,456	778,745	443,424	463	66,863
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	81,725	1,210,128	55,784	90,456	778,745	443,424	463	66,863

Realized gain (loss) on investments	(72,625)	(879,783)	(215,476)	(479,452)	(167,877)	99,852	6	(4,339)
Change in unrealized gain (loss) on investments	(494,283)	(381,302)	(138,546)	852,619	83,850	(29,852)	3,888	266,951

Net gain (loss) on investments	(566,908)	(1,261,085)	(354,022)	373,167	(84,027)	70,000	3,894	262,612

Reinvested capital gains	262,541	17,141	77,555	383,612	-	-	2,399	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(222,642)	(33,816)	(220,683)	847,235	694,718	513,424	6,756	329,475

Investment Activity:	GVFRB	GVLCVB	GVR2XS	GVRUGM	GVTRBE	RAF	RBF	RBKF
Reinvested dividends	$948,752	637	3,931	1,009	1,211,960	2,021	-	31,279
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	(46)	-

Net investment income (loss)	948,752	637	3,931	1,009	1,211,960	2,021	(46)	31,279

Realized gain (loss) on investments	(1,845,944)	(34)	1,731,899	1	1,110,319	(447,750)	248,641	174,557
Change in unrealized gain (loss) on investments	418,769	(2,882)	429,755	-	6,071,811	10,361	124,229	31,576

Net gain (loss) on investments	(1,427,175)	(2,916)	2,161,654	1	7,182,130	(437,389)	372,870	206,133

Reinvested capital gains	-	2,167	-	96	-	-	293,777	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(478,423)	(112)	2,165,585	1,106	8,394,090	(435,368)	666,601	237,412

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RBMF	RCPF	RELF	RENF	RESF	RFSF	RHCF	RHYS
Reinvested dividends	$17,381	77,736	-	37,351	6,581	25,159	-	135,168
Mortality and expense risk charges (note 2)	-	-	(343)	-	-	-	(12)	-

Net investment income (loss)	17,381	77,736	(343)	37,351	6,581	25,159	(12)	135,168

Realized gain (loss) on investments	296,122	344,772	1,037,262	(493,576)	(258,850)	(397,350)	253,778	(379,786)
Change in unrealized gain (loss) on investments	84,836	(69,034)	255,050	(140,016)	27,708	(2,030)	67,291	133,333

Net gain (loss) on investments	380,958	275,738	1,292,312	(633,592)	(231,142)	(399,380)	321,069	(246,453)

Reinvested capital gains	11,128	121,536	43,184	-	-	94,734	64,127	10,850

Net increase (decrease) in contract owners’ equity resulting from operations	$409,467	475,010	1,335,153	(596,241)	(224,561)	(279,487)	385,184	(100,435)

Investment Activity:	RINF	RJNF	RLCE	RLCJ	RLF	RMED	RMEK	RNF
Reinvested dividends	$-	4,906	906	1,261	-	2,216	-	131,988
Mortality and expense risk charges (note 2)	(323)	-	-	-	-	-	-	-

Net investment income (loss)	(323)	4,906	906	1,261	-	2,216	-	131,988

Realized gain (loss) on investments	1,631,018	13,147	40,951	(34,937)	210,744	798,958	303,431	2,856,862
Change in unrealized gain (loss) on investments	112,937	(20,339)	(50,357)	53,769	391,601	1,738	187,245	(415,256)

Net gain (loss) on investments	1,743,955	(7,192)	(9,406)	18,832	602,345	800,696	490,676	2,441,606

Reinvested capital gains	79,544	-	-	-	33,270	8,260	2,106	1,548,391

Net increase (decrease) in contract owners’ equity resulting from operations	$1,823,176	(2,286)	(8,500)	20,093	635,615	811,172	492,782	4,121,985

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	ROF	RPMF	RREF	RRF	RSRF	RTEC	RTEL	RTF
Reinvested dividends	$83,859	187,925	16,701	-	13,483	-	5,915	129,855
Mortality and expense risk charges (note 2)	(212)	(292)	-	-	-	-	-	(294)

Net investment income (loss)	83,647	187,633	16,701	-	13,483	-	5,915	129,561

Realized gain (loss) on investments	4,493,256	180,582	(720,327)	739,398	(353,429)	1,019,204	(245,452)	(2,362,411)
Change in unrealized gain (loss) on investments	425,515	(399,382)	(1,226)	177,710	297,045	(177,106)	46,990	226,937

Net gain (loss) on investments	4,918,771	(218,800)	(721,553)	917,108	(56,384)	842,098	(198,462)	(2,135,474)

Reinvested capital gains	3,346,378	-	15,477	-	-	78,353	-	3,117,838

Net increase (decrease) in contract owners’ equity resulting from operations	$8,348,796	(31,167)	(689,375)	917,108	(42,901)	920,451	(192,547)	1,111,925

Investment Activity:	RTRF	RUF	RUGB	RUTL	RVARS	RVCMD	RVF	RVIDD
Reinvested dividends	$1,228	10,766	10,669	102,358	77,491	11,622	113,854	11,210
Mortality and expense risk charges (note 2)	-	-	(127)	-	-	-	(2,375)	(1)

Net investment income (loss)	1,228	10,766	10,542	102,358	77,491	11,622	111,479	11,209

Realized gain (loss) on investments	499,002	(1,007,141)	74,588	(996,476)	92,476	(248,908)	24,158,861	(922,932)
Change in unrealized gain (loss) on investments	245,193	11,459	50,371	93,568	15,027	12,400	(2,956,814)	(118,325)

Net gain (loss) on investments	744,195	(995,682)	124,959	(902,908)	107,503	(236,508)	21,202,047	(1,041,257)

Reinvested capital gains	23,490	-	-	90,334	-	-	8,200,072	-

Net increase (decrease) in contract owners’ equity resulting from operations	$768,913	(984,916)	135,501	(710,216)	184,994	(224,886)	29,513,598	(1,030,048)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RVIMC	RVISC	RVLCG	RVLCV	RVLDD	RVMCG	RVMCV	RVMFU
Reinvested dividends	$1,172	2,285	-	39,614	16,793	-	5,416	189,986
Mortality and expense risk charges (note 2)	-	-	(62)	(11)	(239)	(69)	-	-

Net investment income (loss)	1,172	2,285	(62)	39,603	16,554	(69)	5,416	189,986

Realized gain (loss) on investments	(47,159)	(299,685)	60,730	(229,888)	341,285	651,992	391,621	(75,493)
Change in unrealized gain (loss) on investments	4,088	(53)	158,057	36,992	(92,353)	811,807	512,830	(70,748)

Net gain (loss) on investments	(43,071)	(299,738)	218,787	(192,896)	248,932	1,463,799	904,451	(146,241)

Reinvested capital gains	-	-	1,140,002	152,235	244,057	79,320	49,727	27,855

Net increase (decrease) in contract owners’ equity resulting from operations	$(41,899)	(297,453)	1,358,727	(1,058)	509,543	1,543,050	959,594	71,600

Investment Activity:	RVSCG	RVSCV	RVSDL	RVWDL	SBLD	SBLJ	SBLP	SBLQ
Reinvested dividends	$-	-	4,093	939	2,677	19,494	416,321	5,930
Mortality and expense risk charges (note 2)	(133)	-	-	-	-	-	-	-

Net investment income (loss)	(133)	-	4,093	939	2,677	19,494	416,321	5,930

Realized gain (loss) on investments	279,744	41,404	(159,415)	46,154	840	(37,131)	(588,128)	(60,870)
Change in unrealized gain (loss) on investments	272,363	(167,382)	(34,371)	16,918	2,053	386,084	381,991	27,195

Net gain (loss) on investments	552,107	(125,978)	(193,786)	63,072	2,893	348,953	(206,137)	(33,675)

Reinvested capital gains	104,132	-	-	-	935	69,887	-	42,921

Net increase (decrease) in contract owners’ equity resulting from operations	$656,106	(125,978)	(189,693)	64,011	6,505	438,334	210,184	15,176

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	SBLX	SBLY	ACC1	ACGI	AVBV2	AVGI	AVHY1	AVIE
Reinvested dividends	$20	17,233	46,847	62,615	10	9,642	446,667	164,636
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	(14)	-

Net investment income (loss)	20	17,233	46,847	62,615	10	9,642	446,653	164,636

Realized gain (loss) on investments	-	(15,824)	(598,838)	(414,412)	(118)	(326,438)	66,634	(274,818)
Change in unrealized gain (loss) on investments	475	288,662	125,338	251,395	261	54,959	53,075	422,410

Net gain (loss) on investments	475	272,838	(473,500)	(163,017)	143	(271,479)	119,709	147,592

Reinvested capital gains	-	59,051	51,394	46,096	519	166,338	-	158,614

Net increase (decrease) in contract owners’ equity resulting from operations	$495	349,122	(375,259)	(54,306)	672	(95,499)	566,362	470,842

Investment Activity:	IVBRA2	IVCPBI	IVDDI	IVGMMI	IVGS1	IVHS	IVKEI1	IVMCC2
Reinvested dividends	$568,560	347,173	351,107	1,027,336	341,269	8,704	146,494	14,603
Mortality and expense risk charges (note 2)	-	-	-	(321)	-	-	-	-

Net investment income (loss)	568,560	347,173	351,107	1,027,015	341,269	8,704	146,494	14,603

Realized gain (loss) on investments	(307,465)	545,939	(658,558)	(2)	324,205	188,111	(1,404,989)	(459,373)
Change in unrealized gain (loss) on investments	(81,039)	573,838	(661,436)	-	17,906	122,964	1,179,474	(57,635)

Net gain (loss) on investments	(388,504)	1,119,777	(1,319,994)	(2)	342,111	311,075	(225,515)	(517,008)

Reinvested capital gains	379,811	98,961	291,992	-	-	66,260	269,861	631,394

Net increase (decrease) in contract owners’ equity resulting from operations	$559,867	1,565,911	(676,895)	1,027,013	683,380	386,039	190,840	128,989

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	IVRE	IVT	OVCBS	OVGIS	OVGSS	OVIGS	OVSBS	OVTRBS
Reinvested dividends	$888,255	-	852	43,807	66,000	99,141	71,325	202,562
Mortality and expense risk charges (note 2)	(840)	(363)	-	-	-	-	-	-

Net investment income (loss)	887,415	(363)	852	43,807	66,000	99,141	71,325	202,562

Realized gain (loss) on investments	(886,969)	959,638	3	(222,751)	(935,586)	(153,235)	(185,973)	158,604
Change in unrealized gain (loss) on investments	(3,105,466)	1,366,129	4,328	308,978	4,000,506	2,383,552	(23,210)	100,101

Net gain (loss) on investments	(3,992,435)	2,325,767	4,331	86,227	3,064,920	2,230,317	(209,183)	258,705

Reinvested capital gains	496,138	734,399	1,077	370,995	547,323	208,314	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,608,882)	3,059,803	6,260	501,029	3,678,243	2,537,772	(137,858)	461,267

Investment Activity:	WRASP	WRBDP	WRBP	WRDIV	WRENG	WRGBP	WRGNR	WRGP
Reinvested dividends	$75,599	162,801	31,150	1,339	12,231	57,331	17,876	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	75,599	162,801	31,150	1,339	12,231	57,331	17,876	-

Realized gain (loss) on investments	172,959	206,446	(28,361)	(34,251)	(642,444)	62,475	(245,526)	(2,317)
Change in unrealized gain (loss) on investments	146,685	219,536	158,458	33,277	79,952	(9,300)	73,839	(1,192)

Net gain (loss) on investments	319,644	425,982	130,097	(974)	(562,492)	53,175	(171,687)	(3,509)

Reinvested capital gains	63,039	-	118,719	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$458,282	588,783	279,966	365	(550,261)	110,506	(153,811)	(3,509)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WRHIP	WRLTBP	WRMCG	WRSTP	WRVP	JABIN	JAEI	JAFBS
Reinvested dividends	$835,376	111,035	-	-	19,844	964,010	35,444	537,363
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	(844)	-

Net investment income (loss)	835,376	111,035	-	-	19,844	964,010	34,600	537,363

Realized gain (loss) on investments	(982,585)	56,931	533,778	176,626	(143,260)	3,213,258	2,109,287	183,442
Change in unrealized gain (loss) on investments	1,945,049	(29,434)	3,922,449	1,365,970	(26,087)	2,281,058	1,644,829	1,353,154

Net gain (loss) on investments	962,464	27,497	4,456,227	1,542,596	(169,347)	5,494,316	3,754,116	1,536,596

Reinvested capital gains	-	-	714,511	969,168	41,465	833,945	3,522,941	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,797,840	138,532	5,170,738	2,511,764	(108,038)	7,292,271	7,311,657	2,073,959

Investment Activity:	JAFRIN	JAGRIN	JAGTS	JAIG	JARIN	JIULVV	JMCVIN	JHEVTN
Reinvested dividends	$35,927	40,501	7	59,433	25,112	101,831	234,823	367,582
Mortality and expense risk charges (note 2)	-	(266)	-	-	(193)	-	-	(14,893)

Net investment income (loss)	35,927	40,235	7	59,433	24,919	101,831	234,823	352,689

Realized gain (loss) on investments	818,506	57,739	1,501	58,824	519,540	(473,127)	(828,272)	(1,852,887)
Change in unrealized gain (loss) on investments	2,339,522	539,299	71,811	500,411	672,299	(318,394)	567,617	1,646,476

Net gain (loss) on investments	3,158,028	597,038	73,312	559,235	1,191,839	(791,521)	(260,655)	(206,411)

Reinvested capital gains	929,818	281,561	19,220	-	466,658	408,477	337,277	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,123,773	918,834	92,539	618,668	1,683,416	(281,213)	311,445	146,278

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	JPIGA2	JPIIB2	LZREMS	LZRGDM	LZRIES	LZRUSM	LPVCAI	LPVCII
Reinvested dividends	$165,227	182,690	718,359	5,700	214,645	7,777	25,170	143,850
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	165,227	182,690	718,359	5,700	214,645	7,777	25,170	143,850

Realized gain (loss) on investments	5,820	(96,207)	(1,838,065)	(167,791)	(708,280)	(271,407)	(144,173)	(185,272)
Change in unrealized gain (loss) on investments	1,274,768	35,166	(499,581)	63,996	764,065	107,938	253,219	469,224

Net gain (loss) on investments	1,280,588	(61,041)	(2,337,646)	(103,795)	55,785	(163,469)	109,046	283,952

Reinvested capital gains	88,568	-	-	9,899	314,510	297,237	294,491	89,694

Net increase (decrease) in contract owners’ equity resulting from operations	$1,534,383	121,649	(1,619,287)	(88,196)	584,940	141,545	428,707	517,496

Investment Activity:	LPVQD2	LVCLGI	SBVSG2	SBVHY	LOVBD	LOVCDG	LOVGI	MNCPS
Reinvested dividends	$12,810	4,881	-	102,448	1,157,188	84,183	43,980	67,059
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	(617)	-

Net investment income (loss)	12,810	4,881	-	102,448	1,157,188	84,183	43,363	67,059

Realized gain (loss) on investments	(7,926)	2,888,326	(428,005)	414,329	(558,134)	(47,849)	(225,109)	105,655
Change in unrealized gain (loss) on investments	(91,805)	3,360,362	7,209,746	126,154	1,270,193	901,761	340,088	3,582,597

Net gain (loss) on investments	(99,731)	6,248,688	6,781,741	540,483	712,059	853,912	114,979	3,688,252

Reinvested capital gains	-	1,044,615	2,354,842	-	-	161,973	-	161,282

Net increase (decrease) in contract owners’ equity resulting from operations	$(86,921)	7,298,184	9,136,583	642,931	1,869,247	1,100,068	158,342	3,916,593

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MEGSS	MNDSC	MVFSC	DTRTFY	GVEXD	GVIXY	MCIFD	NJMMAY
Reinvested dividends	$-	-	77,268	872,660	1,944,264	1,707,051	282,273	-
Mortality and expense risk charges (note 2)	-	-	-	(73,701)	(255,604)	(158,253)	(65,404)	(385)

Net investment income (loss)	-	-	77,268	798,959	1,688,660	1,548,798	216,869	(385)

Realized gain (loss) on investments	488,510	2,654	75,667	260,255	1,076,556	(1,688,221)	(5,343,404)	489
Change in unrealized gain (loss) on investments	2,008,804	615,672	112,459	(25,849)	10,039,922	4,609,039	4,623,356	8,918

Net gain (loss) on investments	2,497,314	618,326	188,126	234,406	11,116,478	2,920,818	(720,048)	9,407

Reinvested capital gains	888,216	147,519	259,671	-	1,879,006	1,751,586	964,608	643

Net increase (decrease) in contract owners’ equity resulting from operations	$3,385,530	765,845	525,065	1,033,365	14,684,144	6,221,202	461,429	9,665

Investment Activity:	NVBXD	NVDCAP	NVFIY	NVGEY	NVIDMP	NVMIVX	NVMMV1	NVNSR1
Reinvested dividends	$527,817	-	23,788	23,024	-	-	37,079	25,100
Mortality and expense risk charges (note 2)	(50,788)	-	(3,808)	(2,433)	-	-	-	-

Net investment income (loss)	477,029	-	19,980	20,591	-	-	37,079	25,100

Realized gain (loss) on investments	600,710	26	22,515	57,428	2,395	102	(821,094)	(18,221)
Change in unrealized gain (loss) on investments	(180,765)	47,564	(4,536)	261,850	158,938	161,253	538,465	288,543

Net gain (loss) on investments	419,945	47,590	17,979	319,278	161,333	161,355	(282,629)	270,322

Reinvested capital gains	-	-	2,596	15	-	-	-	170,343

Net increase (decrease) in contract owners’ equity resulting from operations	$896,974	47,590	40,555	339,884	161,333	161,355	(245,550)	465,765

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVSIXD	SAMY	TRF	AMCG	AMRI	AMSRS	AMTB	NBARMS
Reinvested dividends	$694,134	187,888	44,738	-	32,857	12,747	138,598	5,170
Mortality and expense risk charges (note 2)	(149,128)	-	-	-	-	-	-	-

Net investment income (loss)	545,006	187,888	44,738	-	32,857	12,747	138,598	5,170

Realized gain (loss) on investments	(8,808,982)	-	2,800	73,314	(1,810,072)	(9,644)	(248,288)	37,359
Change in unrealized gain (loss) on investments	19,151,011	-	320,042	911,502	1,291,523	257,793	157,818	(30,330)

Net gain (loss) on investments	10,342,029	-	322,842	984,816	(518,549)	248,149	(90,470)	7,029

Reinvested capital gains	2,217,591	-	37,626	159,736	-	87,556	-	42,648

Net increase (decrease) in contract owners’ equity resulting from operations	$13,104,626	187,888	405,206	1,144,552	(485,692)	348,452	48,128	54,847

Investment Activity:	HVDCT	NO7TB	NO7TB3	NOTAG1	NOTAG2	NOTB1	NOTB2	NOTBBA
Reinvested dividends	$4,658	139	16,776	1,067	443	3,476	18,859	210,619
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	4,658	139	16,776	1,067	443	3,476	18,859	210,619

Realized gain (loss) on investments	(285,012)	31	(64,538)	13	542	12	(4,781)	(114,785)
Change in unrealized gain (loss) on investments	175,231	(83)	(12,739)	8,385	10,591	3,216	21,098	(28,855)

Net gain (loss) on investments	(109,781)	(52)	(77,277)	8,398	11,133	3,228	16,317	(143,640)

Reinvested capital gains	-	213	22,125	756	353	1,896	11,581	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(105,123)	300	(38,376)	10,221	11,929	8,600	46,757	66,979

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NOTBE2	NOTC1	NOTC2	NOTG1	NOTG2	NOTGR1	NOTGR2	NOTMD1
Reinvested dividends	$4,902	-	17,410	664,474	14,236	19,026	2,811	10,809
Mortality and expense risk charges (note 2)	-	-	-	(8,321)	-	-	-	(45)

Net investment income (loss)	4,902	-	17,410	656,153	14,236	19,026	2,811	10,764

Realized gain (loss) on investments	1,165	(3,690)	24,741	40,049	2,252	190,830	(4,129)	136,578
Change in unrealized gain (loss) on investments	20,240	(398)	64,842	711,787	18,541	(76,193)	27,973	(175,652)

Net gain (loss) on investments	21,405	(4,088)	89,583	751,836	20,793	114,637	23,844	(39,074)

Reinvested capital gains	112	-	1,608	-	-	6,950	1,037	1,253

Net increase (decrease) in contract owners’ equity resulting from operations	$26,419	(4,088)	108,601	1,407,989	35,029	140,613	27,692	(27,057)

Investment Activity:	NOTMD2	NOTMG1	NOTMG2	NOTMR1	NOVPB1	NOVPDI	NOVPI2	NOVPM
Reinvested dividends	$15,611	26,907	15,382	6,038	-	56,771	9,565	2,311
Mortality and expense risk charges (note 2)	-	-	-	(235)	-	(228)	-	(1,035)

Net investment income (loss)	15,611	26,907	15,382	5,803	-	56,543	9,565	1,276

Realized gain (loss) on investments	19,767	(3,189)	(5,542)	118	(167,883)	(1,157,277)	(257,785)	(718,978)
Change in unrealized gain (loss) on investments	150,229	29,199	10,853	29,379	(1,120,676)	198,983	(45,125)	(95,707)

Net gain (loss) on investments	169,996	26,010	5,311	29,497	(1,288,559)	(958,294)	(302,910)	(814,685)

Reinvested capital gains	1,992	9,011	5,791	125	172,214	-	-	112,753

Net increase (decrease) in contract owners’ equity resulting from operations	$187,599	61,928	26,484	35,425	(1,116,345)	(901,751)	(293,345)	(700,656)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PMUBAM	PMVAAA	PMVAAI	PMVEBA	PMVFBA	PMVFHA	PMVGBA	PMVHYA
Reinvested dividends	$291,611	523,566	13,462	1,337,262	263,063	2,126,286	77,980	1,853,077
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	291,611	523,566	13,462	1,337,262	263,063	2,126,286	77,980	1,853,077

Realized gain (loss) on investments	(190,533)	(606,750)	8	(1,395,043)	(352,166)	291,832	(111,752)	303,189
Change in unrealized gain (loss) on investments	255,443	812,303	70,867	929,391	518,772	(760,443)	358,271	342,723

Net gain (loss) on investments	64,910	205,553	70,875	(465,652)	166,606	(468,611)	246,519	645,912

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$356,521	729,119	84,337	871,610	429,669	1,657,675	324,499	2,498,989

Investment Activity:	PMVID	PMVLDA	PMVLGA	PMVRRA	PMVRSA	PMVTRA	PVGCBA	PVGDAA
Reinvested dividends	$5,489,242	380,553	340,850	427,142	385,428	2,950,064	84,869	318
Mortality and expense risk charges (note 2)	-	-	-	(141)	-	(41)	-	-

Net investment income (loss)	5,489,242	380,553	340,850	427,001	385,428	2,950,023	84,869	318

Realized gain (loss) on investments	(1,203,303)	257,936	1,202,371	2,054,447	(1,270,715)	1,811,730	34,243	(1)
Change in unrealized gain (loss) on investments	2,153,182	239,768	269,847	575,659	1,035,966	4,859,851	16,434	(591)

Net gain (loss) on investments	949,879	497,704	1,472,218	2,630,106	(234,749)	6,671,581	50,677	(592)

Reinvested capital gains	361,900	-	179,955	-	-	1,541,881	-	692

Net increase (decrease) in contract owners’ equity resulting from operations	$6,801,021	878,257	1,993,023	3,057,107	150,679	11,163,485	135,546	418

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PVGMAA	PVSTA	PROA30	PROAHY	PROBIO	PROBL	PROBM	PROBNK
Reinvested dividends	$174,542	718,973	8,610	25,438	678	19,550	11,781	11,316
Mortality and expense risk charges (note 2)	-	(23)	-	-	-	-	-	-

Net investment income (loss)	174,542	718,950	8,610	25,438	678	19,550	11,781	11,316

Realized gain (loss) on investments	(47,249)	(337,997)	206,353	(37,594)	343,531	1,510,817	(59,262)	(325,821)
Change in unrealized gain (loss) on investments	166,694	686,833	111,797	25,008	(314,187)	232,094	571,113	(78,190)

Net gain (loss) on investments	119,445	348,836	318,150	(12,586)	29,344	1,742,911	511,851	(404,011)

Reinvested capital gains	40,823	-	78,489	-	261,984	1,082,496	141,807	-

Net increase (decrease) in contract owners’ equity resulting from operations	$334,810	1,067,786	405,249	12,852	292,006	2,844,957	665,439	(392,695)

Investment Activity:	PROBR	PROCG	PROCS	PROE30	PROEM	PROFIN	PROFUD	PROGMM
Reinvested dividends	$3,263	12,466	-	14,845	17,234	24,144	852	3,535
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	3,263	12,466	-	14,845	17,234	24,144	852	3,535

Realized gain (loss) on investments	(564,710)	163,528	(585,735)	(47,748)	14,538	(507,266)	9,341	3
Change in unrealized gain (loss) on investments	(17,696)	111,541	109,004	(23,118)	325,319	(7,267)	14,509	-

Net gain (loss) on investments	(582,406)	275,069	(476,731)	(70,866)	339,857	(514,533)	23,850	3

Reinvested capital gains	-	16,549	1,127,131	-	-	262,474	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(579,143)	304,084	650,400	(56,021)	357,091	(227,915)	24,702	3,538

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PROGVP	PROHC	PROIND	PROINT	PROJP	PROLCG	PROLCV	PROMC
Reinvested dividends	$1,627	-	3,964	785	1,068	-	4,113	7,409
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	1,627	-	3,964	785	1,068	-	4,113	7,409

Realized gain (loss) on investments	108,228	(44,882)	(118,550)	(32,015)	305,256	705,894	(1,100,850)	166,129
Change in unrealized gain (loss) on investments	68,234	(27,195)	106,613	1,001	231,577	126,547	(338,636)	22,170

Net gain (loss) on investments	176,462	(72,077)	(11,937)	(31,014)	536,833	832,441	(1,439,486)	188,299

Reinvested capital gains	99,987	472,388	43,878	-	-	652,525	49,121	228,754

Net increase (decrease) in contract owners’ equity resulting from operations	$278,076	400,311	35,905	(30,229)	537,901	1,484,966	(1,386,252)	424,462

Investment Activity:	PROMCG	PROMCV	PRON	PRONET	PROOG	PROPHR	PROPM	PRORE
Reinvested dividends	$-	4,244	-	-	22,597	497	11,484	19,428
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	4,244	-	-	22,597	497	11,484	19,428

Realized gain (loss) on investments	387,645	48,495	12,894,640	1,016,738	(583,305)	93,594	1,246,095	(779,189)
Change in unrealized gain (loss) on investments	321,798	(31,472)	(100,530)	294,816	(283,015)	47,681	(424,728)	9,292

Net gain (loss) on investments	709,443	17,023	12,794,110	1,311,554	(866,320)	141,275	821,367	(769,897)

Reinvested capital gains	464,355	84,948	3,443,889	765,979	9,993	-	-	16,007

Net increase (decrease) in contract owners’ equity resulting from operations	$1,173,798	106,215	16,237,999	2,077,533	(833,730)	141,772	832,851	(734,462)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PRORRO	PROSC	PROSCG	PROSCN	PROSCV	PROSEM	PROSIN	PROSMC
Reinvested dividends	$8,613	3,565	-	11,618	565	105	433	711
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	8,613	3,565	-	11,618	565	105	433	711

Realized gain (loss) on investments	(330,324)	210,691	384,078	336,827	(326,227)	(188,797)	(86,720)	(56,298)
Change in unrealized gain (loss) on investments	191	445,196	128,783	399,125	87,790	25,706	(2,638)	5,462

Net gain (loss) on investments	(330,133)	655,887	512,861	735,952	(238,437)	(163,091)	(89,358)	(50,836)

Reinvested capital gains	-	224,337	238,271	225,728	261,332	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(321,520)	883,789	751,132	973,298	23,460	(162,986)	(88,925)	(50,125)

Investment Activity:	PROSN	PROSSC	PROTEC	PROTEL	PROUB	PROUMC	PROUN	PROUSC
Reinvested dividends	$732	2,586	-	11,328	19,570	1,950	-	1,129
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	732	2,586	-	11,328	19,570	1,950	-	1,129

Realized gain (loss) on investments	1,231,672	(220,489)	843,270	(17,122)	(1,504,001)	(149,250)	4,766,164	117,304
Change in unrealized gain (loss) on investments	13,860	(6,665)	289,692	14,792	226,182	(34,966)	131,791	314,310

Net gain (loss) on investments	1,245,532	(227,154)	1,132,962	(2,330)	(1,277,819)	(184,216)	4,897,955	431,614

Reinvested capital gains	-	-	664,769	-	1,727,658	172,622	3,398,566	133,983

Net increase (decrease) in contract owners’ equity resulting from operations	$1,246,264	(224,568)	1,797,731	8,998	469,409	(9,644)	8,296,521	566,726

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PROUSN	PROUTL	PVAGIB	PVAR5B	PVDIB	PVEIB	PVHYB	PVIB
Reinvested dividends	$5,651	51,327	211,432	-	399,990	186,793	101,184	590,396
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	5,651	51,327	211,432	-	399,990	186,793	101,184	590,396

Realized gain (loss) on investments	3,489,732	(1,286,958)	(68,954)	(74,526)	(374,077)	(919,445)	1,171,472	702,180
Change in unrealized gain (loss) on investments	139,991	(101,051)	(201,741)	(122,215)	(73,081)	879,931	190,002	(804,605)

Net gain (loss) on investments	3,629,723	(1,388,009)	(270,695)	(196,741)	(447,158)	(39,514)	1,361,474	(102,425)

Reinvested capital gains	-	716,318	-	-	-	752,099	-	109,569

Net increase (decrease) in contract owners’ equity resulting from operations	$3,635,374	(620,364)	(59,263)	(196,741)	(47,168)	899,378	1,462,658	597,540

Investment Activity:	PVIGIB	PVNOB	RWMVI	RWMVN	ROCMC	ROCSC	RLVGRE	RLVIDM
Reinvested dividends	$-	-	528,709	117,683	-	69,106	5,423	1,357
Mortality and expense risk charges (note 2)	-	-	-	-	(260)	(294)	-	-

Net investment income (loss)	-	-	528,709	117,683	(260)	68,812	5,423	1,357

Realized gain (loss) on investments	4,539	5,785	126,649	(100,888)	(190,896)	(501,065)	(825)	144
Change in unrealized gain (loss) on investments	60,492	174,411	435,862	293,211	961,759	(289,739)	(25,863)	4,671

Net gain (loss) on investments	65,031	180,196	562,511	192,323	770,863	(790,804)	(26,688)	4,815

Reinvested capital gains	-	-	-	-	55,103	125,758	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$65,031	180,196	1,091,220	310,006	825,706	(596,234)	(21,265)	6,172

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RLVLBS	RLVLEG	RLVLMS	RLVSB	RLVUSC	RLVUSE	TRBCG2	TREI2
Reinvested dividends	$5,940	5,027	6,927	4,672	12	805	-	322,432
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	5,940	5,027	6,927	4,672	12	805	-	322,432

Realized gain (loss) on investments	(325)	(40)	(4,513)	947	-	-	9,067,555	(1,442,468)
Change in unrealized gain (loss) on investments	27,982	9,678	14,883	7,063	2,586	39,746	13,968,784	747,146

Net gain (loss) on investments	27,657	9,638	10,370	8,010	2,586	39,746	23,036,339	(695,322)

Reinvested capital gains	7,465	7,180	-	8,442	536	1,572	3,308,489	370,983

Net increase (decrease) in contract owners’ equity resulting from operations	$41,062	21,845	17,297	21,124	3,134	42,123	26,344,828	(1,907)

Investment Activity:	TRHS2	TRLT2	TAVV	TPVCGP	TPVSGP	VVGGS	VWBF	VWEM
Reinvested dividends	$-	259,146	14,703	14,462	5,736	298,167	95,131	639,206
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	(454)

Net investment income (loss)	-	259,146	14,703	14,462	5,736	298,167	95,131	638,752

Realized gain (loss) on investments	2,361,223	274,789	(414,855)	(18,368)	44,624	2,722,498	(23,156)	(314,461)
Change in unrealized gain (loss) on investments	3,813,073	132,759	111,653	65,877	(19,009)	(664,139)	5,308	3,009,863

Net gain (loss) on investments	6,174,296	407,548	(303,202)	47,509	25,615	2,058,359	(17,848)	2,695,402

Reinvested capital gains	2,012,671	-	3,971	72,660	52,832	-	-	960,077

Net increase (decrease) in contract owners’ equity resulting from operations	$8,186,967	666,694	(284,528)	134,631	84,183	2,356,526	77,283	4,294,231

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	VWHA	VVB	VVCA	VVCG	VVDV	VVEI	VVEIX	VVG
Reinvested dividends	$22,985	3,399,802	246,280	667,122	446,263	3,730,220	4,165,512	269,273
Mortality and expense risk charges (note 2)	(7)	(366,947)	(49,486)	(129,888)	(53,634)	(324,948)	(763,337)	(271,139)

Net investment income (loss)	22,978	3,032,855	196,794	537,234	392,629	3,405,272	3,402,175	(1,866)

Realized gain (loss) on investments	(471,817)	320,920	212,924	2,946,951	(1,995,953)	(2,720,265)	8,722,841	4,235,202
Change in unrealized gain (loss) on investments	1,476,024	7,050,781	1,325,886	2,785,093	620,716	(425,837)	29,199,791	25,875,142

Net gain (loss) on investments	1,004,207	7,371,701	1,538,810	5,732,044	(1,375,237)	(3,146,102)	37,922,632	30,110,344

Reinvested capital gains	-	4,146,175	151,212	1,420,366	2,886,890	4,655,686	4,886,625	3,825,335

Net increase (decrease) in contract owners’ equity resulting from operations	$1,027,185	14,550,731	1,886,816	7,689,644	1,904,282	4,914,856	46,211,432	33,933,813

Investment Activity:	VVGBI	VVHGB	VVHYB	VVI	VVMA	VVMCI	VVREI	VVSCG
Reinvested dividends	$182,622	8,933,764	2,572,234	2,062,052	126,996	1,555,827	2,193,509	208,980
Mortality and expense risk charges (note 2)	(44,735)	(1,148,388)	(153,800)	(455,847)	(27,453)	(312,452)	(209,123)	(79,380)

Net investment income (loss)	137,887	7,785,376	2,418,434	1,606,205	99,543	1,243,375	1,984,386	129,600

Realized gain (loss) on investments	299,362	3,069,942	(1,428,759)	13,119,578	30,659	231,461	(3,933,265)	(1,938,359)
Change in unrealized gain (loss) on investments	239,752	14,855,355	1,244,174	59,786,240	1,323,782	13,039,015	(6,890,275)	4,736,278

Net gain (loss) on investments	539,114	17,925,297	(184,585)	72,905,818	1,354,441	13,270,476	(10,823,540)	2,797,919

Reinvested capital gains	44,411	-	-	3,768,829	116,849	5,825,307	1,379,373	3,019,992

Net increase (decrease) in contract owners’ equity resulting from operations	$721,412	25,710,673	2,233,849	78,280,852	1,570,833	20,339,158	(7,459,781)	5,947,511

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	VVSTC	VVTISI	VVTSM	VRVDIA	VRVDRA	VRVNMA	SVDF	SVOF
Reinvested dividends	$7,242,698	592,932	4,003,756	-	61,469	469,997	-	3,935
Mortality and expense risk charges (note 2)	(794,346)	(116,976)	(743,347)	-	-	-	(2,224)	-

Net investment income (loss)	6,448,352	475,956	3,260,409	-	61,469	469,997	(2,224)	3,935

Realized gain (loss) on investments	1,505,963	(21,227)	10,965,165	(49,522)	(416,950)	(143,937)	172,574	(3,836)
Change in unrealized gain (loss) on investments	6,006,933	6,266,799	32,265,275	287,344	(13,512)	367,867	3,462,630	80,541

Net gain (loss) on investments	7,512,896	6,245,572	43,230,440	237,822	(430,462)	223,930	3,635,204	76,705

Reinvested capital gains	-	167,531	7,724,087	18,899	95,371	-	767,951	68,027

Net increase (decrease) in contract owners’ equity resulting from operations	$13,961,248	6,889,059	54,214,936	256,721	(273,622)	693,927	4,400,931	148,667

Investment Activity:	MGRFV	DVIV	CLVQF2	SAM	GVDIVI	NVLCAP	NVLMP	PVAAAD
Reinvested dividends	$-	119,568	141,078	-	65,743	2,081	12,120	43,370
Mortality and expense risk charges (note 2)	-	(126)	-	-	-	-	-	-

Net investment income (loss)	-	119,442	141,078	-	65,743	2,081	12,120	43,370

Realized gain (loss) on investments	561,357	(872,999)	(176,295)	-	(134,299)	(15,463)	(176,367)	(564,125)
Change in unrealized gain (loss) on investments	920,539	(488,364)	223,395	(528)	54,638	(3,077)	(33,402)	139,758

Net gain (loss) on investments	1,481,896	(1,361,363)	47,100	(528)	(79,661)	(18,540)	(209,769)	(424,367)

Reinvested capital gains	60,013	-	-	-	-	8,653	131,676	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,541,909	(1,241,921)	188,178	(528)	(13,918)	(7,806)	(65,973)	(380,997)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PVAAAI	SIVMS2	SIVMP2	SIVMG2	SIVDS2	SIVCS2	SIVBS2
Reinvested dividends	$7,418	25,757	715	12,768	5,567	23,007	23,280
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-

Net investment income (loss)	7,418	25,757	715	12,768	5,567	23,007	23,280

Realized gain (loss) on investments	(112,674)	(132,967)	(41,323)	14,713	(80,144)	(49,532)	(430,780)
Change in unrealized gain (loss) on investments	51,264	(11,751)	(78,029)	(194,701)	(3,242)	(24,022)	(14,296)

Net gain (loss) on investments	(61,410)	(144,718)	(119,352)	(179,988)	(83,386)	(73,554)	(445,076)

Reinvested capital gains	-	130,895	111,779	151,101	-	46,413	504,067

Net increase (decrease) in contract owners’ equity resulting from operations	$(53,992)	11,934	(6,858)	(16,119)	(77,819)	(4,134)	82,271

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		APTGBS		AASCO		ALCAI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$117,234,175	119,527,237	1,437,891	26,289	56	(98)	(1,160)	(724)
Realized gain (loss) on investments	63,324,749	55,116,319	2,558,611	329,910	77,074	311	(782,718)	(888,224)
Change in unrealized gain (loss) on investments	489,949,920	609,074,215	(1,494,218)	1,234,186	(19,608)	43,897	4,927,031	3,813,499
Reinvested capital gains	158,992,632	169,501,233	13,352	-	1,142	13,180	3,462,356	2,348,754

Net increase (decrease) in contract owners’ equity resulting from operations	829,501,476	953,219,004	2,515,636	1,590,385	58,664	57,290	7,605,509	5,273,305

Equity transactions:
Purchase payments received from contract owners (note 4)	982,213,537	1,025,372,683	912,669	135,936	-	-	408,043	399,684
Transfers between funds	(250,968)	(140,381)	7,975,468	6,783,333	(286,216)	(2,788)	(1,598,802)	855,013
Redemptions (notes 2, 3, and 4)	(549,939,418)	(486,117,845)	(1,806,535)	(1,135,979)	(807)	(2,305)	(1,532,585)	(1,726,937)
Adjustments to maintain reserves	(228,894)	(20,742)	(4,048)	358	(8)	-	332	7

Net equity transactions	431,794,257	539,093,715	7,077,554	5,783,648	(287,031)	(5,093)	(2,723,012)	(472,233)

Net change in contract owners’ equity	1,261,295,733	1,492,312,719	9,593,190	7,374,033	(228,367)	52,197	4,882,497	4,801,072
Contract owners’ equity at beginning of period	6,769,854,293	5,277,541,574	12,779,283	5,405,250	248,762	196,565	21,665,302	16,864,230

Contract owners’ equity at end of period	$8,031,150,026	6,769,854,293	22,372,473	12,779,283	20,395	248,762	26,547,799	21,665,302

CHANGE IN UNITS:
Beginning units	410,020,870	387,975,360	1,208,621	602,842	5,623	5,746	369,026	370,411
Units purchased	4,030,243,680	1,214,938,697	3,335,538	2,107,235	3	12	170,098	170,207
Units redeemed	(3,985,857,512)	(1,192,893,186)	(2,779,412)	(1,501,456)	(5,331)	(135)	(216,162)	(171,592)

Ending units	454,407,038	410,020,870	1,764,747	1,208,621	295	5,623	322,962	369,026

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALCGI2		ALMGI2		ABIGB		ABSCGB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$28,105	(199)	(1,076)	(1,079)	6,509	2,030	-	-
Realized gain (loss) on investments	2,639,105	(309,090)	388,352	(45,827)	11,081	(37,780)	3,583	(2,591)
Change in unrealized gain (loss) on investments	900,433	933,710	1,414,563	313,532	103,528	168,595	343,265	116,483
Reinvested capital gains	2,568,735	62,030	1,252,206	322,442	50,821	18,056	66,232	105,703

Net increase (decrease) in contract owners’ equity resulting from operations	6,136,378	686,451	3,054,045	589,068	171,939	150,901	413,080	219,595

Equity transactions:
Purchase payments received from contract owners (note 4)	153,294	29,584	197,757	92,272	12,550	20,760	4,520	1,400
Transfers between funds	10,214,219	(1,068,104)	5,337,981	742,607	18,059	31,502	(26,084)	(18,973)
Redemptions (notes 2, 3, and 4)	(863,051)	(89,863)	(226,845)	(161,032)	(8,025)	(234,594)	(8,875)	(34,361)
Adjustments to maintain reserves	38	1	34	(2)	9	-	(11)	(1)

Net equity transactions	9,504,500	(1,128,382)	5,308,927	673,845	22,593	(182,332)	(30,450)	(51,935)

Net change in contract owners’ equity	15,640,878	(441,931)	8,362,972	1,262,913	194,532	(31,431)	382,630	167,660
Contract owners’ equity at beginning of period	4,613,736	5,055,667	2,990,239	1,727,326	597,445	628,876	793,704	626,044

Contract owners’ equity at end of period	$20,254,614	4,613,736	11,353,211	2,990,239	791,977	597,445	1,176,334	793,704

CHANGE IN UNITS:
Beginning units	142,368	189,658	100,348	74,303	51,828	69,409	20,823	22,339
Units purchased	741,454	141,452	549,664	169,288	36,618	18,990	186	121
Units redeemed	(535,935)	(188,742)	(430,508)	(143,243)	(35,435)	(36,571)	(922)	(1,637)

Ending units	347,887	142,368	219,504	100,348	53,011	51,828	20,087	20,823

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ABTGB		ALVDAB		ALVGIA		ALVIVB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$12,078	1,879	4,709	6,399	210,603	169,083	25,863	13,630
Realized gain (loss) on investments	108,124	(12,804)	37	1,569	(1,275,908)	(164,484)	(72,231)	(348,119)
Change in unrealized gain (loss) on investments	562,239	159,158	10,896	39,531	381,696	1,410,221	141,650	670,777
Reinvested capital gains	254,181	65,826	-	405	717,304	1,435,898	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	936,622	214,059	15,642	47,904	33,695	2,850,718	95,282	336,288

Equity transactions:
Purchase payments received from contract owners (note 4)	77,422	14,140	-	-	437,541	541,514	3,121	10,710
Transfers between funds	2,175,526	350,699	-	(48,068)	(1,352,355)	1,762,998	526,239	197,147
Redemptions (notes 2, 3, and 4)	(67,681)	(32,031)	(1,728)	(1,589)	(785,332)	(545,741)	(196,445)	(1,011,165)
Adjustments to maintain reserves	(11)	(1)	1	-	68	1	38	(2)

Net equity transactions	2,185,256	332,807	(1,727)	(49,657)	(1,700,078)	1,758,772	332,953	(803,310)

Net change in contract owners’ equity	3,121,878	546,866	13,915	(1,753)	(1,666,383)	4,609,490	428,235	(467,022)
Contract owners’ equity at beginning of period	1,235,022	688,156	324,949	326,702	16,361,937	11,752,447	1,702,726	2,169,748

Contract owners’ equity at end of period	$4,356,900	1,235,022	338,864	324,949	14,695,554	16,361,937	2,130,961	1,702,726

CHANGE IN UNITS:
Beginning units	66,575	50,093	22,175	25,562	638,888	567,535	207,733	309,154
Units purchased	188,967	63,397	-	131	178,500	224,439	272,694	264,753
Units redeemed	(88,118)	(46,915)	(119)	(3,518)	(256,129)	(153,086)	(226,073)	(366,174)

Ending units	167,424	66,575	22,056	22,175	561,259	638,888	254,354	207,733

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALVSVB		AAEIP3		AAGEA2		ABEAA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$77,635	36,646	200,792	214,238	108,187	73,645	287,020	242,111
Realized gain (loss) on investments	(1,824,557)	(114,074)	(1,851,487)	(522,526)	(107,299)	14,764	(140,888)	(214,570)
Change in unrealized gain (loss) on investments	1,879,138	780,982	(1,653,842)	2,078,776	524,370	525,538	898,137	1,481,342
Reinvested capital gains	478,246	1,265,755	-	-	120,031	168,952	183,755	242,122

Net increase (decrease) in contract owners’ equity resulting from operations	610,462	1,969,309	(3,304,537)	1,770,488	645,289	782,899	1,228,024	1,751,005

Equity transactions:
Purchase payments received from contract owners (note 4)	531,804	245,462	63,042	396,063	78,783	464,639	712,970	163,387
Transfers between funds	(2,044,426)	1,680,546	(1,573,429)	3,944,802	813,650	1,389,071	1,263,373	325,094
Redemptions (notes 2, 3, and 4)	(401,383)	(653,208)	(1,543,564)	(802,520)	(112,839)	(146,631)	(485,657)	(948,606)
Adjustments to maintain reserves	152	-	4	(3)	10	-	33	3

Net equity transactions	(1,913,853)	1,272,800	(3,053,947)	3,538,342	779,604	1,707,079	1,490,719	(460,122)

Net change in contract owners’ equity	(1,303,391)	3,242,109	(6,358,484)	5,308,830	1,424,893	2,489,978	2,718,743	1,290,883
Contract owners’ equity at beginning of period	12,774,015	9,531,906	13,316,425	8,007,595	5,460,475	2,970,497	12,696,798	11,405,915

Contract owners’ equity at end of period	$11,470,624	12,774,015	6,957,941	13,316,425	6,885,368	5,460,475	15,415,541	12,696,798

CHANGE IN UNITS:
Beginning units	477,933	430,392	1,315,192	953,027	302,875	205,730	734,431	767,009
Units purchased	207,209	135,863	457,849	1,135,525	134,179	131,810	224,795	86,701
Units redeemed	(266,014)	(88,322)	(855,152)	(773,360)	(92,742)	(34,665)	(142,121)	(119,279)

Ending units	419,128	477,933	917,889	1,315,192	344,312	302,875	817,105	734,431

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACEAA2		AGEAA2		ARLPE3		AUGEA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$108,865	80,176	135,348	157,322	131,582	-	88,740	89,924
Realized gain (loss) on investments	289,708	(1,984)	(405,052)	(74,105)	(30,875)	(20,598)	(254,124)	(29,842)
Change in unrealized gain (loss) on investments	82,445	281,542	666,700	1,091,725	(77,924)	320,175	350,198	358,679
Reinvested capital gains	34,832	31,344	193,630	404,523	18,624	14,509	49,825	100,166

Net increase (decrease) in contract owners’ equity resulting from operations	515,850	391,078	590,626	1,579,465	41,407	314,086	234,639	518,927

Equity transactions:
Purchase payments received from contract owners (note 4)	303,834	12,000	46,488	209,981	11,384	120,792	443,716	461,142
Transfers between funds	2,522,107	(299,857)	(2,419,705)	(6,125)	(125,476)	230,597	(422,013)	440,011
Redemptions (notes 2, 3, and 4)	(1,704,105)	(542,162)	(225,043)	(551,089)	(37,055)	(53,830)	(276,060)	(886,586)
Adjustments to maintain reserves	(7)	1	11	(1)	11	-	5	(2)

Net equity transactions	1,121,829	(830,018)	(2,598,249)	(347,234)	(151,136)	297,559	(254,352)	14,565

Net change in contract owners’ equity	1,637,679	(438,940)	(2,007,623)	1,232,231	(109,729)	611,645	(19,713)	533,492
Contract owners’ equity at beginning of period	4,076,966	4,515,906	9,405,610	8,173,379	1,377,544	765,899	4,474,798	3,941,306

Contract owners’ equity at end of period	$5,714,645	4,076,966	7,397,987	9,405,610	1,267,815	1,377,544	4,455,085	4,474,798

CHANGE IN UNITS:
Beginning units	283,128	343,356	519,095	537,661	91,290	70,669	283,105	281,526
Units purchased	617,585	59,476	120,596	43,135	34,414	72,358	147,310	108,926
Units redeemed	(528,870)	(119,704)	(267,700)	(61,701)	(48,228)	(51,737)	(169,777)	(107,347)

Ending units	371,843	283,128	371,991	519,095	77,476	91,290	260,638	283,105

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVB		ACVI		ACVIG		ACVIP2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$140,433	177,852	13,099	37,819	245,999	199,180	197,450	278,107
Realized gain (loss) on investments	361,343	410,781	167,986	(296,216)	(536,797)	30,271	610,337	(29,281)
Change in unrealized gain (loss) on investments	660,354	1,195,915	615,689	923,649	1,631,224	979,680	540,450	742,934
Reinvested capital gains	379,600	259,268	39,712	227,522	471,450	800,982	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,541,730	2,043,816	836,486	892,774	1,811,876	2,010,113	1,348,237	991,760

Equity transactions:
Purchase payments received from contract owners (note 4)	619,162	60,645	655,663	216,033	262,495	200,180	649,315	185,072
Transfers between funds	207,117	(273,088)	(569,321)	1,031,534	5,300,123	(490,030)	1,798,846	1,573,643
Redemptions (notes 2, 3, and 4)	(444,448)	(657,487)	(331,314)	(155,318)	(653,661)	(240,570)	(1,626,099)	(669,862)
Adjustments to maintain reserves	(352)	4	3,305	2	55	(4)	1	2

Net equity transactions	381,479	(869,926)	(241,667)	1,092,251	4,909,012	(530,424)	822,063	1,088,855

Net change in contract owners’ equity	1,923,209	1,173,890	594,819	1,985,025	6,720,888	1,479,689	2,170,300	2,080,615
Contract owners’ equity at beginning of period	11,444,335	10,270,445	4,792,503	2,807,478	10,337,608	8,857,919	13,229,840	11,149,225

Contract owners’ equity at end of period	$13,367,544	11,444,335	5,387,322	4,792,503	17,058,496	10,337,608	15,400,140	13,229,840

CHANGE IN UNITS:
Beginning units	437,440	470,498	198,729	149,515	351,971	376,257	821,241	760,404
Units purchased	164,780	123,637	131,856	196,034	394,194	76,831	857,353	467,032
Units redeemed	(140,854)	(156,695)	(152,345)	(146,820)	(210,600)	(101,117)	(803,472)	(406,195)

Ending units	461,366	437,440	178,240	198,729	535,565	351,971	875,122	821,241

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVLVI		ACVMV1		ACVU1		ACVV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$40,754	48,475	118,236	151,094	-	-	191,853	219,757
Realized gain (loss) on investments	(111,467)	47,466	(112,224)	7,231	1,148,333	(94,664)	(540,814)	95,756
Change in unrealized gain (loss) on investments	53,683	385,687	(60,161)	914,955	3,642,075	1,079,725	(173,101)	1,642,274
Reinvested capital gains	17,075	53,668	-	772,698	748,841	705,446	221,926	585,786

Net increase (decrease) in contract owners’ equity resulting from operations	45	535,296	(54,149)	1,845,978	5,539,249	1,690,507	(300,136)	2,543,573

Equity transactions:
Purchase payments received from contract owners (note 4)	23,106	-	81,537	117,636	673,282	4,049	47,496	296,614
Transfers between funds	378,467	463,349	(897,692)	(300,837)	11,092,482	2,953,683	(2,582,537)	357,246
Redemptions (notes 2, 3, and 4)	(98,140)	(89,574)	(235,302)	(348,747)	(343,411)	(304,043)	(576,330)	(410,039)
Adjustments to maintain reserves	-	(1)	87	(2)	(69)	(1)	167	(1)

Net equity transactions	303,433	373,774	(1,051,370)	(531,950)	11,422,284	2,653,688	(3,111,204)	243,820

Net change in contract owners’ equity	303,478	909,070	(1,105,519)	1,314,028	16,961,533	4,344,195	(3,411,340)	2,787,393
Contract owners’ equity at beginning of period	2,719,500	1,810,430	7,879,547	6,565,519	8,203,508	3,859,313	12,436,181	9,648,788

Contract owners’ equity at end of period	$3,022,978	2,719,500	6,774,028	7,879,547	25,165,041	8,203,508	9,024,841	12,436,181

CHANGE IN UNITS:
Beginning units	139,139	116,082	236,127	254,101	236,467	151,826	415,090	415,483
Units purchased	77,116	52,266	9,518	11,185	597,086	471,848	148,764	167,089
Units redeemed	(65,727)	(29,209)	(45,076)	(29,159)	(349,488)	(387,207)	(265,672)	(167,482)

Ending units	150,528	139,139	200,569	236,127	484,065	236,467	298,182	415,090

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVAA4		AMVBC4		AMVBD4		AMVCB4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$651,508	643,085	361,832	418,511	505,879	353,424	168,079	75,814
Realized gain (loss) on investments	143,928	396,708	(1,317,972)	(574,295)	567,931	217,601	(109,417)	39,150
Change in unrealized gain (loss) on investments	4,203,514	3,845,871	2,414,952	2,534,752	538,325	351,747	332,575	297,957
Reinvested capital gains	195,224	1,730,800	255,446	1,746,641	193,657	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,194,174	6,616,464	1,714,258	4,125,609	1,805,792	922,772	391,237	412,921

Equity transactions:
Purchase payments received from contract owners (note 4)	2,963,144	2,053,485	388,517	762,388	1,866,387	838,231	312,168	157,167
Transfers between funds	2,484,471	5,316,088	2,805,075	4,790,934	10,774,352	6,693,433	1,956,787	2,718,745
Redemptions (notes 2, 3, and 4)	(3,170,397)	(2,660,725)	(1,768,214)	(5,485,599)	(1,309,962)	(1,002,206)	(107,222)	(81,771)
Adjustments to maintain reserves	146	6	60	(4)	(53)	(5)	45	(1)

Net equity transactions	2,277,364	4,708,854	1,425,438	67,719	11,330,724	6,529,453	2,161,778	2,794,140

Net change in contract owners’ equity	7,471,538	11,325,318	3,139,696	4,193,328	13,136,516	7,452,225	2,553,015	3,207,061
Contract owners’ equity at beginning of period	41,219,581	29,894,263	23,473,483	19,280,155	15,868,712	8,416,487	4,530,625	1,323,564

Contract owners’ equity at end of period	$48,691,119	41,219,581	26,613,179	23,473,483	29,005,228	15,868,712	7,083,640	4,530,625

CHANGE IN UNITS:
Beginning units	2,612,120	2,289,303	1,366,264	1,341,511	1,328,403	769,168	402,778	138,388
Units purchased	1,203,081	826,690	563,835	772,785	2,331,227	1,432,055	517,247	443,067
Units redeemed	(1,047,668)	(503,873)	(505,848)	(748,032)	(1,434,543)	(872,820)	(315,146)	(178,677)

Ending units	2,767,533	2,612,120	1,424,251	1,366,264	2,225,087	1,328,403	604,879	402,778

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVGB4		AMVGG4		AMVGI4		AMVGR4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$47,069	42,675	8,427	31,542	370,032	498,556	129,200	255,061
Realized gain (loss) on investments	70,625	(6,973)	753,699	(9,633)	(737,572)	390,538	2,481,092	209,380
Change in unrealized gain (loss) on investments	131,649	183,859	1,271,687	481,713	3,251,210	2,841,750	23,463,702	6,348,464
Reinvested capital gains	54,613	-	132,358	128,341	805,595	3,429,739	1,503,685	4,679,859

Net increase (decrease) in contract owners’ equity resulting from operations	303,956	219,561	2,166,171	631,963	3,689,265	7,160,583	27,577,679	11,492,764

Equity transactions:
Purchase payments received from contract owners (note 4)	166,693	117,071	842,486	704,551	1,514,336	1,520,297	2,958,615	3,085,424
Transfers between funds	1,645,621	544,679	8,967,834	1,887,387	(1,833,421)	4,013,217	5,025,783	4,044,418
Redemptions (notes 2, 3, and 4)	(176,855)	(466,931)	(297,947)	(55,112)	(2,352,103)	(1,672,445)	(3,489,833)	(3,261,935)
Adjustments to maintain reserves	6	-	3	1	(532)	(5)	(150)	(3)

Net equity transactions	1,635,465	194,819	9,512,376	2,536,827	(2,671,720)	3,861,064	4,494,415	3,867,904

Net change in contract owners’ equity	1,939,421	414,380	11,678,547	3,168,790	1,017,545	11,021,647	32,072,094	15,360,668
Contract owners’ equity at beginning of period	3,085,650	2,671,270	3,908,692	739,902	35,421,008	24,399,361	51,582,722	36,222,054

Contract owners’ equity at end of period	$5,025,071	3,085,650	15,587,239	3,908,692	36,438,553	35,421,008	83,654,816	51,582,722

CHANGE IN UNITS:
Beginning units	276,144	257,456	327,695	83,668	1,852,434	1,607,970	2,416,019	2,214,496
Units purchased	635,602	172,727	1,027,645	291,719	718,814	923,217	1,666,165	1,065,932
Units redeemed	(501,340)	(154,039)	(351,320)	(47,692)	(869,238)	(678,753)	(1,497,027)	(864,409)

Ending units	410,406	276,144	1,004,020	327,695	1,702,010	1,852,434	2,585,157	2,416,019

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVGS4		AMVGW4		AMVHI4		AMVI4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,803	121	65,305	69,704	970,581	878,624	132,093	365,332
Realized gain (loss) on investments	44,498	(39,817)	(271,768)	(11,713)	168,316	839,883	288,055	355,516
Change in unrealized gain (loss) on investments	1,054,131	406,685	566,825	483,958	81,135	(183,991)	3,968,438	3,923,050
Reinvested capital gains	183,750	90,882	142,568	76,744	-	-	-	696,404

Net increase (decrease) in contract owners’ equity resulting from operations	1,286,182	457,871	502,930	618,693	1,220,032	1,534,516	4,388,586	5,340,302

Equity transactions:
Purchase payments received from contract owners (note 4)	369,288	46,134	101,412	547,550	103,062	22,482	1,808,417	1,142,920
Transfers between funds	2,631,714	616,072	1,164,952	3,312,119	(2,579,988)	13,590,263	(196,464)	3,289,828
Redemptions (notes 2, 3, and 4)	(70,284)	(189,571)	(277,545)	(158,878)	(492,308)	(976,530)	(1,626,992)	(1,224,022)
Adjustments to maintain reserves	19	1	55	-	(3)	5	115	(17)

Net equity transactions	2,930,737	472,636	988,874	3,700,791	(2,969,237)	12,636,220	(14,924)	3,208,709

Net change in contract owners’ equity	4,216,919	930,507	1,491,804	4,319,484	(1,749,205)	14,170,736	4,373,662	8,549,011
Contract owners’ equity at beginning of period	2,254,186	1,323,679	5,267,745	948,261	16,385,120	2,214,384	31,050,126	22,501,115

Contract owners’ equity at end of period	$6,471,105	2,254,186	6,759,549	5,267,745	14,635,915	16,385,120	35,423,788	31,050,126

CHANGE IN UNITS:
Beginning units	196,133	151,150	452,972	106,588	1,276,750	194,247	2,217,015	1,969,051
Units purchased	336,437	142,025	329,771	431,139	7,912,770	3,501,975	687,472	643,152
Units redeemed	(97,378)	(97,042)	(247,229)	(84,755)	(8,129,251)	(2,419,472)	(680,354)	(395,188)

Ending units	435,192	196,133	535,514	452,972	1,060,269	1,276,750	2,224,133	2,217,015

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVIG4		AMVM4		AMVNW4		AMVUA4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$95,026	112,790	123,376	169,143	14,640	247,509	386,094	146,716
Realized gain (loss) on investments	(6,186)	(10,483)	220,268	(13,686)	(379,830)	527,180	608,451	235,706
Change in unrealized gain (loss) on investments	943,372	585,484	208,738	125,606	10,516,200	5,693,026	(180,926)	(43,486)
Reinvested capital gains	-	34,775	20,801	-	409,770	1,208,823	489,803	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,032,212	722,566	573,183	281,063	10,560,780	7,676,538	1,303,422	338,936

Equity transactions:
Purchase payments received from contract owners (note 4)	249,020	299,314	902,698	9,633	1,048,786	980,777	633,902	337,714
Transfers between funds	2,008,040	2,577,117	2,615,546	(763,709)	17,578,562	4,746,729	14,584,879	2,395,473
Redemptions (notes 2, 3, and 4)	(210,402)	(158,814)	(215,593)	(441,394)	(2,913,826)	(2,143,311)	(1,680,865)	(388,237)
Adjustments to maintain reserves	12	-	29	(3)	(5,885)	-	143	-

Net equity transactions	2,046,670	2,717,617	3,302,680	(1,195,473)	15,707,637	3,584,195	13,538,059	2,344,950

Net change in contract owners’ equity	3,078,882	3,440,183	3,875,863	(914,410)	26,268,417	11,260,733	14,841,481	2,683,886
Contract owners’ equity at beginning of period	5,532,387	2,092,204	8,260,714	9,175,124	36,348,516	25,087,783	8,418,499	5,734,613

Contract owners’ equity at end of period	$8,611,269	5,532,387	12,136,577	8,260,714	62,616,933	36,348,516	23,259,980	8,418,499

CHANGE IN UNITS:
Beginning units	515,773	238,853	724,484	843,291	2,561,121	2,275,320	778,743	557,735
Units purchased	466,432	388,905	721,104	623,734	2,162,443	1,273,170	7,181,621	1,023,928
Units redeemed	(222,916)	(111,985)	(444,339)	(742,541)	(1,142,207)	(987,369)	(5,995,025)	(802,920)

Ending units	759,289	515,773	1,001,249	724,484	3,581,357	2,561,121	1,965,339	778,743

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AVGIP2		AVPAP2		AVRBP2		AVRGP2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$889	177	92,908	113,069	40,187	37,953	1,241	2,305
Realized gain (loss) on investments	39	77	(15,593)	14,947	(69,145)	(18,175)	44,148	241
Change in unrealized gain (loss) on investments	1,221	7,573	130,808	453,920	(70,616)	176,058	4,784	31,904
Reinvested capital gains	2,781	456	241,944	207,500	72,471	121,346	7,717	18,447

Net increase (decrease) in contract owners’ equity resulting from operations	4,930	8,283	450,067	789,436	(27,103)	317,182	57,890	52,897

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	184,246	34,281	3	4,996	-	-
Transfers between funds	-	(585)	744,173	217,777	40,639	(310,688)	(187,953)	-
Redemptions (notes 2, 3, and 4)	(296)	(271)	(190,952)	(250,514)	(116,907)	(187,473)	(2,046)	(1,906)
Adjustments to maintain reserves	6	1	(151)	(2)	(1)	-	(1)	(1)

Net equity transactions	(290)	(855)	737,316	1,542	(76,266)	(493,165)	(190,000)	(1,907)

Net change in contract owners’ equity	4,640	7,428	1,187,383	790,978	(103,369)	(175,983)	(132,110)	50,990
Contract owners’ equity at beginning of period	51,702	44,274	5,185,285	4,394,307	2,435,732	2,611,715	295,306	244,316

Contract owners’ equity at end of period	$56,342	51,702	6,372,668	5,185,285	2,332,363	2,435,732	163,196	295,306

CHANGE IN UNITS:
Beginning units	3,318	3,377	364,691	362,714	171,869	209,544	17,730	17,857
Units purchased	-	-	175,345	44,494	58,696	17,948	16	18
Units redeemed	(18)	(59)	(117,459)	(42,517)	(64,497)	(55,623)	(10,325)	(145)

Ending units	3,300	3,318	422,577	364,691	166,068	171,869	7,421	17,730

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AVRIP2		PIHYB2		PIVB2		PIVEI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$471	682	144,288	135,205	622,678	675,200	180,947	221,530
Realized gain (loss) on investments	(127)	(9)	(215,810)	26,724	193,573	591	(2,944,689)	(2,282,293)
Change in unrealized gain (loss) on investments	360	4,623	(17,037)	169,292	811,883	1,148,140	2,050,931	418,942
Reinvested capital gains	321	1,301	-	-	-	-	328,349	3,722,110

Net increase (decrease) in contract owners’ equity resulting from operations	1,025	6,597	(88,559)	331,221	1,628,134	1,823,931	(384,462)	2,080,289

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	30,705	10,725	371,864	175,464	83,655	184,709
Transfers between funds	(1,608)	-	(2,185,512)	3,202,625	(3,222,261)	5,746,183	(2,009,645)	(244,424)
Redemptions (notes 2, 3, and 4)	(325)	(338)	(188,775)	(158,855)	(1,401,659)	(1,659,280)	(448,303)	(270,851)
Adjustments to maintain reserves	1	-	(5,293)	465	603	532	1,784	(4)

Net equity transactions	(1,932)	(338)	(2,348,875)	3,054,960	(4,251,453)	4,262,899	(2,372,509)	(330,570)

Net change in contract owners’ equity	(907)	6,259	(2,437,434)	3,386,181	(2,623,319)	6,086,830	(2,756,971)	1,749,719
Contract owners’ equity at beginning of period	43,812	37,553	4,416,386	1,030,205	25,229,564	19,142,734	10,320,416	8,570,697

Contract owners’ equity at end of period	$42,905	43,812	1,978,952	4,416,386	22,606,245	25,229,564	7,563,445	10,320,416

CHANGE IN UNITS:
Beginning units	3,613	3,643	187,219	50,113	1,392,379	1,156,720	336,068	337,691
Units purchased	-	-	724,429	238,711	445,496	727,514	136,370	123,252
Units redeemed	(171)	(30)	(829,502)	(101,605)	(684,903)	(491,855)	(235,652)	(124,875)

Ending units	3,442	3,613	82,146	187,219	1,152,972	1,392,379	236,786	336,068

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PIVF2		PIVMV2		PIVSI2		BRVCA3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$20,220	12,563	10,996	12,443	520,332	425,911	-	-
Realized gain (loss) on investments	191,793	(104,747)	(18,018)	(141,070)	(173,323)	(102,399)	2,891	(825)
Change in unrealized gain (loss) on investments	360,039	231,598	19,992	355,267	516,364	887,624	7,657	4,557
Reinvested capital gains	299,836	247,240	37,400	74,178	51,158	-	1,953	5,827

Net increase (decrease) in contract owners’ equity resulting from operations	871,888	386,654	50,370	300,818	914,531	1,211,136	12,501	9,559

Equity transactions:
Purchase payments received from contract owners (note 4)	188,807	14,377	28,939	2,232	210,197	325,588	-	-
Transfers between funds	2,105,492	1,025,232	(609,633)	712,012	2,502,882	1,729,672	(27,262)	(7,290)
Redemptions (notes 2, 3, and 4)	(210,966)	(85,099)	(49,446)	(153,169)	(689,362)	(634,815)	(30)	(76)
Adjustments to maintain reserves	349	1	3,097	(1)	603	(56)	9	-

Net equity transactions	2,083,682	954,511	(627,043)	561,074	2,024,320	1,420,389	(27,283)	(7,366)

Net change in contract owners’ equity	2,955,570	1,341,165	(576,673)	861,892	2,938,851	2,631,525	(14,782)	2,193
Contract owners’ equity at beginning of period	2,440,322	1,099,157	1,952,969	1,091,077	15,204,256	12,572,731	34,401	32,208

Contract owners’ equity at end of period	$5,395,892	2,440,322	1,376,296	1,952,969	18,143,107	15,204,256	19,619	34,401

CHANGE IN UNITS:
Beginning units	77,947	43,864	77,358	55,673	807,382	728,527	1,094	1,348
Units purchased	166,025	123,026	21,047	58,012	748,405	692,910	-	-
Units redeemed	(107,792)	(88,943)	(44,911)	(36,327)	(647,336)	(614,055)	(653)	(254)

Ending units	136,180	77,947	53,494	77,358	908,451	807,382	441	1,094

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	BRVED3		BRVHY3		BRVTR3		BRVUG3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$283,018	188,455	1,591,556	1,787,494	359,810	387,668	109,526	62,218
Realized gain (loss) on investments	(634,058)	39,892	1,450,585	1,422,409	851,114	49,346	501,459	122,938
Change in unrealized gain (loss) on investments	794,270	1,430,907	574,707	694,296	(747,142)	765,434	(10,301)	(9,510)
Reinvested capital gains	536,941	777,810	-	-	1,033,475	51,928	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	980,171	2,437,064	3,616,848	3,904,199	1,497,257	1,254,376	600,684	175,646

Equity transactions:
Purchase payments received from contract owners (note 4)	502,657	164,529	316,245	356,943	1,432,354	487,244	259,021	74,187
Transfers between funds	3,388,879	2,108,221	8,727,225	31,427,879	4,391,869	915,454	3,072,471	(997,465)
Redemptions (notes 2, 3, and 4)	(875,212)	(738,658)	(1,855,922)	(2,962,803)	(1,254,127)	(1,326,931)	(732,171)	(192,591)
Adjustments to maintain reserves	24	(2)	(1,469)	(700)	2,825	(32)	(270)	16

Net equity transactions	3,016,348	1,534,090	7,186,079	28,821,319	4,572,921	75,735	2,599,051	(1,115,853)

Net change in contract owners’ equity	3,996,519	3,971,154	10,802,927	32,725,518	6,070,178	1,330,111	3,199,735	(940,207)
Contract owners’ equity at beginning of period	11,965,924	7,994,770	43,622,149	10,896,631	15,163,637	13,833,526	1,848,916	2,789,123

Contract owners’ equity at end of period	$15,962,443	11,965,924	54,425,076	43,622,149	21,233,815	15,163,637	5,048,651	1,848,916

CHANGE IN UNITS:
Beginning units	480,405	407,311	2,721,348	784,082	1,211,932	1,200,995	164,934	263,966
Units purchased	460,662	224,122	14,171,077	11,916,876	1,608,379	813,425	2,337,365	583,389
Units redeemed	(318,456)	(151,028)	(13,725,745)	(9,979,610)	(1,258,859)	(802,488)	(2,076,879)	(682,421)

Ending units	622,611	480,405	3,166,680	2,721,348	1,561,452	1,211,932	425,420	164,934

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	BVLCC3		BVLCV3		BVLFG3		MLVGA3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$47,095	57,217	66,652	57,315	-	-	246,532	221,254
Realized gain (loss) on investments	65,115	(325,804)	(156,188)	(375,668)	2,883,282	758,279	442,323	92,925
Change in unrealized gain (loss) on investments	373,659	1,162,236	364,484	829,773	680,414	576,175	1,775,700	1,952,818
Reinvested capital gains	491,133	280,118	55,013	133,560	1,247,388	1,095,634	1,190,331	698,001

Net increase (decrease) in contract owners’ equity resulting from operations	977,002	1,173,767	329,961	644,980	4,811,084	2,430,088	3,654,886	2,964,998

Equity transactions:
Purchase payments received from contract owners (note 4)	221,174	40,756	206,830	48,483	565,988	598,940	627,484	250,142
Transfers between funds	(524,735)	1,188,667	572,260	654,501	9,562,296	3,595,960	337,420	(1,324,723)
Redemptions (notes 2, 3, and 4)	(428,365)	(1,006,226)	(320,520)	(189,526)	(1,269,454)	(704,995)	(1,066,967)	(1,360,262)
Adjustments to maintain reserves	(1,497)	(1)	(8)	-	(12)	2	(205)	7

Net equity transactions	(733,423)	223,196	458,562	513,458	8,858,818	3,489,907	(102,268)	(2,434,836)

Net change in contract owners’ equity	243,579	1,396,963	788,523	1,158,438	13,669,902	5,919,995	3,552,618	530,162
Contract owners’ equity at beginning of period	5,400,904	4,003,941	3,581,499	2,423,061	11,007,011	5,087,016	18,035,597	17,505,435

Contract owners’ equity at end of period	$5,644,483	5,400,904	4,370,022	3,581,499	24,676,913	11,007,011	21,588,215	18,035,597

CHANGE IN UNITS:
Beginning units	192,916	201,402	151,169	126,153	323,982	201,412	1,112,982	1,270,816
Units purchased	118,059	138,694	127,909	103,664	966,710	461,669	355,131	191,856
Units redeemed	(136,162)	(147,180)	(101,516)	(78,648)	(748,858)	(339,099)	(361,973)	(349,690)

Ending units	174,813	192,916	177,562	151,169	541,834	323,982	1,106,140	1,112,982

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DSIF		DSRG		DVSCS		CVSBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$544,130	696,271	31,296	22,614	330,994	310,183	61,776	46,255
Realized gain (loss) on investments	803,996	1,663,630	300,586	(29,884)	(6,418,545)	(242,949)	24,005	(1,456)
Change in unrealized gain (loss) on investments	1,513,840	7,195,517	1,174,270	421,544	6,691,165	4,012,861	389,974	328,547
Reinvested capital gains	2,655,746	2,331,130	34,359	50,232	1,884,729	2,959,872	127,478	106,478

Net increase (decrease) in contract owners’ equity resulting from operations	5,517,712	11,886,548	1,540,511	464,506	2,488,343	7,039,967	603,233	479,824

Equity transactions:
Purchase payments received from contract owners (note 4)	494,220	542,782	183,198	82,806	464,561	616,250	167,299	879,191
Transfers between funds	(11,828,092)	(4,684,074)	3,332,244	967,261	1,012,616	319,710	764,775	687,159
Redemptions (notes 2, 3, and 4)	(2,694,371)	(1,652,810)	(123,375)	(120,127)	(2,660,520)	(2,253,742)	(171,185)	(58,799)
Adjustments to maintain reserves	240	(9)	35	-	10	2	(8)	(2)

Net equity transactions	(14,028,003)	(5,794,111)	3,392,102	929,940	(1,183,333)	(1,317,780)	760,881	1,507,549

Net change in contract owners’ equity	(8,510,291)	6,092,437	4,932,613	1,394,446	1,305,010	5,722,187	1,364,114	1,987,373
Contract owners’ equity at beginning of period	48,019,994	41,927,557	2,286,568	892,122	37,970,143	32,247,956	3,289,650	1,302,277

Contract owners’ equity at end of period	$39,509,703	48,019,994	7,219,181	2,286,568	39,275,153	37,970,143	4,653,764	3,289,650

CHANGE IN UNITS:
Beginning units	1,888,102	2,166,411	65,014	33,969	1,062,043	1,081,235	218,982	107,007
Units purchased	532,575	1,309,261	187,689	42,693	802,702	309,025	113,005	129,206
Units redeemed	(1,096,624)	(1,587,570)	(78,200)	(11,648)	(867,601)	(328,217)	(61,023)	(17,231)

Ending units	1,324,053	1,888,102	174,503	65,014	997,144	1,062,043	270,964	218,982

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	CLVGT2		CLVLV1		CLVSI2		CLVSV1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(328)	(467)	-	-	171,240	114,367	-	-
Realized gain (loss) on investments	529,812	(1,002,540)	(94,855)	165,128	(113,689)	82,437	(159,828)	(126,291)
Change in unrealized gain (loss) on investments	5,075,513	4,564,368	733,901	2,534,698	122,260	169,536	379,314	489,862
Reinvested capital gains	1,615,768	1,996,755	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,220,765	5,558,116	639,046	2,699,826	179,811	366,340	219,486	363,571

Equity transactions:
Purchase payments received from contract owners (note 4)	476,685	292,910	273,440	183,517	321,582	303,428	87,596	82,299
Transfers between funds	474,950	4,208,213	(453,264)	(125,293)	(3,355,130)	5,613,504	(356,321)	723,644
Redemptions (notes 2, 3, and 4)	(909,849)	(1,476,402)	(729,619)	(807,334)	(505,477)	(326,648)	(89,347)	(130,204)
Adjustments to maintain reserves	(8,495)	(3)	68	3	12	3	18	-

Net equity transactions	33,291	3,024,718	(909,375)	(749,107)	(3,539,013)	5,590,287	(358,054)	675,739

Net change in contract owners’ equity	7,254,056	8,582,834	(270,329)	1,950,719	(3,359,202)	5,956,627	(138,568)	1,039,310
Contract owners’ equity at beginning of period	18,317,865	9,735,031	12,378,611	10,427,892	8,102,549	2,145,922	2,936,806	1,897,496

Contract owners’ equity at end of period	$25,571,921	18,317,865	12,108,282	12,378,611	4,743,347	8,102,549	2,798,238	2,936,806

CHANGE IN UNITS:
Beginning units	319,618	251,163	515,162	552,963	671,500	196,202	141,557	107,975
Units purchased	210,279	324,068	138,828	83,540	370,251	691,845	86,522	141,563
Units redeemed	(193,113)	(255,613)	(186,699)	(121,341)	(673,019)	(216,547)	(104,461)	(107,981)

Ending units	336,784	319,618	467,291	515,162	368,732	671,500	123,618	141,557

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	CSCRS		DWVSVS		DFVEA		DFVGB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$104,188	16,316	74,494	54,295	563,312	463,268	(264,617)	3,003,547
Realized gain (loss) on investments	(262,835)	(99,968)	(1,464,503)	(160,600)	(281,921)	(71,046)	(666,909)	(368,308)
Change in unrealized gain (loss) on investments	183,779	188,419	812,503	1,412,320	5,772,757	3,840,669	2,462,853	2,123,814
Reinvested capital gains	-	-	424,734	559,860	104,423	211,702	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,132	104,767	(152,772)	1,865,875	6,158,571	4,444,593	1,531,327	4,759,053

Equity transactions:
Purchase payments received from contract owners (note 4)	13,955	31,721	93,824	231,778	2,630,161	91,228	4,609,815	2,639,967
Transfers between funds	190,809	746,203	470,609	2,014,901	8,321,887	17,499,115	3,059,740	13,493,391
Redemptions (notes 2, 3, and 4)	(119,075)	(139,799)	(361,561)	(280,771)	(3,564,799)	(709,000)	(6,200,954)	(7,905,211)
Adjustments to maintain reserves	241	1	(19)	(1)	(87)	(13)	(208)	45

Net equity transactions	85,930	638,126	202,853	1,965,907	7,387,162	16,881,330	1,468,393	8,228,192

Net change in contract owners’ equity	111,062	742,893	50,081	3,831,782	13,545,733	21,325,923	2,999,720	12,987,245
Contract owners’ equity at beginning of period	2,227,807	1,484,914	10,235,901	6,404,119	31,601,453	10,275,530	130,545,016	117,557,771

Contract owners’ equity at end of period	$2,338,869	2,227,807	10,285,982	10,235,901	45,147,186	31,601,453	133,544,736	130,545,016

CHANGE IN UNITS:
Beginning units	408,016	289,258	711,183	570,418	2,743,885	1,119,460	11,216,128	10,444,018
Units purchased	523,900	434,206	570,384	318,921	1,578,099	1,884,902	3,159,347	2,901,220
Units redeemed	(496,602)	(315,448)	(553,089)	(178,156)	(814,489)	(260,477)	(3,010,105)	(2,129,110)

Ending units	435,314	408,016	728,478	711,183	3,507,495	2,743,885	11,365,370	11,216,128

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DFVGMI		DFVIS		DFVIV		DFVSTF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$512,347	1,224,786	1,151,974	1,647,343	1,871,960	3,194,738	296,573	1,633,919
Realized gain (loss) on investments	1,293,273	1,141,658	(1,120,749)	(348,555)	(2,533,306)	(520,830)	67,023	284,660
Change in unrealized gain (loss) on investments	4,614,417	6,661,783	4,184,644	11,155,092	(1,588,168)	11,047,742	(94,765)	(58,425)
Reinvested capital gains	796,140	469,485	1,154,055	797,903	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,216,177	9,497,712	5,369,924	13,251,783	(2,249,514)	13,721,650	268,831	1,860,154

Equity transactions:
Purchase payments received from contract owners (note 4)	3,846,937	1,531,846	1,804,601	989,915	1,762,763	1,598,161	2,346,189	5,815,148
Transfers between funds	(1,144,154)	6,674,374	(3,607,309)	5,411,996	2,131,213	1,226,242	10,551,719	(5,869,950)
Redemptions (notes 2, 3, and 4)	(4,140,790)	(3,283,331)	(3,469,830)	(2,990,117)	(6,653,245)	(5,773,613)	(8,128,523)	(4,763,370)
Adjustments to maintain reserves	1,722	2	353	(10)	(37)	40	57	(100)

Net equity transactions	(1,436,285)	4,922,891	(5,272,185)	3,411,784	(2,759,306)	(2,949,170)	4,769,442	(4,818,272)

Net change in contract owners’ equity	5,779,892	14,420,603	97,739	16,663,567	(5,008,820)	10,772,480	5,038,273	(2,958,118)
Contract owners’ equity at beginning of period	64,850,761	50,430,158	71,733,105	55,069,538	101,741,693	90,969,213	82,353,329	85,311,447

Contract owners’ equity at end of period	$70,630,653	64,850,761	71,830,844	71,733,105	96,732,873	101,741,693	87,391,602	82,353,329

CHANGE IN UNITS:
Beginning units	4,862,268	4,447,310	4,734,857	4,385,017	8,358,589	8,599,113	7,824,481	8,291,884
Units purchased	935,888	1,181,977	1,419,938	1,296,574	2,567,921	1,896,997	5,569,895	3,398,967
Units redeemed	(1,022,634)	(767,019)	(1,748,038)	(946,734)	(2,726,860)	(2,137,521)	(5,116,526)	(3,866,370)

Ending units	4,775,522	4,862,268	4,406,757	4,734,857	8,199,650	8,358,589	8,277,850	7,824,481

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DFVULV		DFVUTV		ETVFR		FHIB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,561,375	2,849,856	1,238,490	1,095,432	1,773,664	2,838,294	721,707	690,881
Realized gain (loss) on investments	1,403,162	1,845,206	(4,440,337)	(237,926)	(2,744,684)	(754,462)	(562,581)	(334,709)
Change in unrealized gain (loss) on investments	(8,669,140)	25,444,375	7,173,654	13,205,050	1,186,876	2,667,026	737,707	1,182,351
Reinvested capital gains	-	1,635,820	-	2,299,111	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,704,603)	31,775,257	3,971,807	16,361,667	215,856	4,750,858	896,833	1,538,523

Equity transactions:
Purchase payments received from contract owners (note 4)	4,011,534	3,472,071	3,063,584	1,942,845	236,025	803,050	272,270	212,590
Transfers between funds	(5,367,672)	8,325,837	(2,014,123)	11,660,114	(10,211,329)	(10,928,689)	(562,186)	3,980,952
Redemptions (notes 2, 3, and 4)	(11,579,114)	(8,182,241)	(3,792,402)	(3,883,986)	(4,956,322)	(4,188,977)	(717,410)	(469,328)
Adjustments to maintain reserves	3,941	(93)	611	(27)	107	(958)	(3)	4

Net equity transactions	(12,931,311)	3,615,574	(2,742,330)	9,718,946	(14,931,519)	(14,315,574)	(1,007,329)	3,724,218

Net change in contract owners’ equity	(17,635,914)	35,390,831	1,229,477	26,080,613	(14,715,663)	(9,564,716)	(110,496)	5,262,741
Contract owners’ equity at beginning of period	160,762,215	125,371,384	94,936,429	68,855,816	64,569,023	74,133,739	14,737,295	9,474,554

Contract owners’ equity at end of period	$143,126,301	160,762,215	96,165,906	94,936,429	49,853,360	64,569,023	14,626,799	14,737,295

CHANGE IN UNITS:
Beginning units	8,735,277	8,406,460	5,909,826	5,121,597	4,553,721	5,587,260	545,797	404,448
Units purchased	2,388,103	2,262,326	2,369,657	1,837,930	2,466,360	2,503,951	492,514	406,665
Units redeemed	(3,154,622)	(1,933,509)	(2,384,105)	(1,049,701)	(3,572,636)	(3,537,490)	(516,300)	(265,316)

Ending units	7,968,758	8,735,277	5,895,378	5,909,826	3,447,445	4,553,721	522,011	545,797

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVK2S		FVU2		FB2		FC2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	204,502	196,334	287,602	289,448	21,762	52,242
Realized gain (loss) on investments	87,370	179,264	315,876	145,930	261,463	(22,929)	747,421	601,592
Change in unrealized gain (loss) on investments	1,254,346	675,834	(545,681)	1,333,636	3,487,710	2,779,173	6,470,360	2,966,214
Reinvested capital gains	489,967	627,773	-	-	301,691	785,497	147,752	3,018,430

Net increase (decrease) in contract owners’ equity resulting from operations	1,831,683	1,482,871	(25,303)	1,675,900	4,338,466	3,831,189	7,387,295	6,638,478

Equity transactions:
Purchase payments received from contract owners (note 4)	86,311	247,003	356,729	53,072	1,779,068	977,594	1,065,767	484,871
Transfers between funds	556,190	407,252	(169,239)	(985,534)	1,281,765	2,581,484	(970,094)	(1,813,320)
Redemptions (notes 2, 3, and 4)	(320,507)	(458,086)	(632,338)	(1,189,611)	(977,343)	(1,800,623)	(1,589,400)	(1,416,343)
Adjustments to maintain reserves	29	(2)	(777)	(1)	(187)	2	(161)	-

Net equity transactions	322,023	196,167	(445,625)	(2,122,074)	2,083,303	1,758,457	(1,493,888)	(2,744,792)

Net change in contract owners’ equity	2,153,706	1,679,038	(470,928)	(446,174)	6,421,769	5,589,646	5,893,407	3,893,686
Contract owners’ equity at beginning of period	5,823,412	4,144,374	8,873,845	9,320,019	20,307,592	14,717,946	26,041,826	22,148,140

Contract owners’ equity at end of period	$7,977,118	5,823,412	8,402,917	8,873,845	26,729,361	20,307,592	31,935,233	26,041,826

CHANGE IN UNITS:
Beginning units	194,899	187,193	308,643	393,049	937,211	846,759	938,448	1,041,780
Units purchased	237,320	318,637	104,599	54,817	438,446	533,030	396,457	485,987
Units redeemed	(222,053)	(310,931)	(121,399)	(139,223)	(338,272)	(442,578)	(438,694)	(589,319)

Ending units	210,166	194,899	291,843	308,643	1,037,385	937,211	896,211	938,448

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FDCA2		FDSCS2		FEI2		FG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$26	195	34,725	30,656	114,858	65,427	7,417	7,408
Realized gain (loss) on investments	8	-	(170,119)	(141,584)	(130,387)	(137,474)	1,757,858	158,838
Change in unrealized gain (loss) on investments	17,741	4,512	1,831,250	556,006	633,637	637,877	3,088,166	2,570,178
Reinvested capital gains	828	8,113	-	236,725	173,769	196,373	1,746,400	843,622

Net increase (decrease) in contract owners’ equity resulting from operations	18,603	12,820	1,695,856	681,803	791,877	762,203	6,599,841	3,580,046

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	406,695	114,251	142,662	58,759	400,482	263,684
Transfers between funds	-	-	2,145,402	1,593,728	3,577,209	1,233,219	4,026,689	1,586,715
Redemptions (notes 2, 3, and 4)	(29)	-	(310,064)	(230,181)	(136,648)	(442,619)	(1,430,008)	(929,864)
Adjustments to maintain reserves	(4)	-	(50)	(2)	-	-	(5,527)	1

Net equity transactions	(33)	-	2,241,983	1,477,796	3,583,223	849,359	2,991,636	920,536

Net change in contract owners’ equity	18,570	12,820	3,937,839	2,159,599	4,375,100	1,611,562	9,591,477	4,500,582
Contract owners’ equity at beginning of period	55,808	42,988	4,763,703	2,604,104	4,088,930	2,477,368	13,975,458	9,474,876

Contract owners’ equity at end of period	$74,378	55,808	8,701,542	4,763,703	8,464,030	4,088,930	23,566,935	13,975,458

CHANGE IN UNITS:
Beginning units	1,876	1,876	199,493	131,200	161,207	122,538	397,334	357,880
Units purchased	-	-	241,065	121,115	317,836	128,511	512,105	435,400
Units redeemed	(1)	-	(135,158)	(52,822)	(136,139)	(89,842)	(442,250)	(395,946)

Ending units	1,875	1,876	305,400	199,493	342,904	161,207	467,189	397,334

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGI2		FGO2		FHI2		FIGBP2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$48,965	101,713	-	-	481,416	767,732	1,455,756	1,016,478
Realized gain (loss) on investments	(219,512)	(233,646)	3,451,261	696,695	(390,031)	385,990	1,297,492	143,727
Change in unrealized gain (loss) on investments	280,389	599,224	11,787,252	3,231,145	229,517	209,890	2,003,260	1,789,800
Reinvested capital gains	123,601	270,668	2,073,359	1,015,910	-	-	19,764	-

Net increase (decrease) in contract owners’ equity resulting from operations	233,443	737,959	17,311,872	4,943,750	320,902	1,363,612	4,776,272	2,950,005

Equity transactions:
Purchase payments received from contract owners (note 4)	104,712	(9,511)	1,356,503	541,893	51,420	292,848	3,192,905	493,176
Transfers between funds	(261,460)	(637,713)	4,192,677	18,553,138	(5,328,083)	10,918,242	38,176,385	15,087,255
Redemptions (notes 2, 3, and 4)	(66,293)	(144,814)	(2,269,019)	(1,030,378)	(508,296)	(1,149,931)	(2,577,450)	(1,286,274)
Adjustments to maintain reserves	(189)	-	530	1	(4)	3	970	(2)

Net equity transactions	(223,230)	(792,038)	3,280,691	18,064,654	(5,784,963)	10,061,162	38,792,810	14,294,155

Net change in contract owners’ equity	10,213	(54,079)	20,592,563	23,008,404	(5,464,061)	11,424,774	43,569,082	17,244,160
Contract owners’ equity at beginning of period	2,908,553	2,962,632	31,262,194	8,253,790	15,487,516	4,062,742	42,392,156	25,147,996

Contract owners’ equity at end of period	$2,918,766	2,908,553	51,854,757	31,262,194	10,023,455	15,487,516	85,961,238	42,392,156

CHANGE IN UNITS:
Beginning units	101,760	134,053	719,798	278,170	941,740	284,464	3,119,692	2,024,409
Units purchased	80,961	33,789	836,600	887,890	1,789,128	2,067,683	5,050,025	1,994,318
Units redeemed	(77,269)	(66,082)	(807,248)	(446,262)	(2,136,652)	(1,410,407)	(2,368,474)	(899,035)

Ending units	105,452	101,760	749,150	719,798	594,216	941,740	5,801,243	3,119,692

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FMC2		FNRS2		FO2		FRESS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$25,336	44,723	9,061	-	15,745	115,861	160,224	175,934
Realized gain (loss) on investments	(263,300)	(446,025)	(84,828)	-	137,085	204,898	(496,149)	317,674
Change in unrealized gain (loss) on investments	1,439,681	961,656	73,643	-	796,281	1,134,902	(1,044,037)	1,421,158
Reinvested capital gains	-	823,454	-	-	30,804	253,328	439,106	233,295

Net increase (decrease) in contract owners’ equity resulting from operations	1,201,717	1,383,808	(2,124)	-	979,915	1,708,989	(940,856)	2,148,061

Equity transactions:
Purchase payments received from contract owners (note 4)	163,676	183,259	54,509	-	125,423	38,495	244,338	118,477
Transfers between funds	160,716	(25,136)	579,495	-	(931,753)	354,845	(2,990,912)	87,133
Redemptions (notes 2, 3, and 4)	(305,739)	(748,434)	(3,095)	-	(314,956)	(239,196)	(224,798)	(630,963)
Adjustments to maintain reserves	(48)	2	(2)	-	4,555	2	(2,231)	1

Net equity transactions	18,605	(590,309)	630,907	-	(1,116,731)	154,146	(2,973,603)	(425,352)

Net change in contract owners’ equity	1,220,322	793,499	628,783	-	(136,816)	1,863,135	(3,914,459)	1,722,709
Contract owners’ equity at beginning of period	6,736,368	5,942,869	-	-	8,160,912	6,297,777	11,702,358	9,979,649

Contract owners’ equity at end of period	$7,956,690	6,736,368	628,783	-	8,024,096	8,160,912	7,787,899	11,702,358

CHANGE IN UNITS:
Beginning units	322,991	351,121	-	-	488,485	480,633	509,104	532,476
Units purchased	91,343	148,149	119,126	-	89,644	116,602	158,012	330,003
Units redeemed	(89,002)	(176,279)	(65,278)	-	(157,864)	(108,750)	(302,188)	(353,375)

Ending units	325,332	322,991	53,848	-	420,265	488,485	364,928	509,104

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FV2		FVF202		FVF502		FVF602
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$37,296	53,550	189	326	3,373	5,960	7,391	12,148
Realized gain (loss) on investments	(450,097)	(53,047)	9	(4)	5,153	2,319	(43,571)	(3,305)
Change in unrealized gain (loss) on investments	161,688	568,454	1,203	744	26,949	18,818	111,590	15,443
Reinvested capital gains	162,876	210,214	124	704	7,898	39,612	22,577	136,069

Net increase (decrease) in contract owners’ equity resulting from operations	(88,237)	779,171	1,525	1,770	43,373	66,709	97,987	160,355

Equity transactions:
Purchase payments received from contract owners (note 4)	42,958	17,944	-	-	-	(22,102)	-	-
Transfers between funds	(227,350)	678,715	-	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	(261,528)	(126,936)	(269)	(251)	(89,356)	(86,286)	(237,335)	(18,249)
Adjustments to maintain reserves	(4,838)	(1)	6	-	(9)	1	(2)	-

Net equity transactions	(450,758)	569,722	(263)	(251)	(89,365)	(108,387)	(237,337)	(18,249)

Net change in contract owners’ equity	(538,995)	1,348,893	1,262	1,519	(45,992)	(41,678)	(139,350)	142,106
Contract owners’ equity at beginning of period	3,832,211	2,483,318	18,978	17,459	391,457	433,135	941,716	799,610

Contract owners’ equity at end of period	$3,293,216	3,832,211	20,240	18,978	345,465	391,457	802,366	941,716

CHANGE IN UNITS:
Beginning units	152,805	131,788	1,426	1,445	23,822	31,022	53,103	54,220
Units purchased	110,580	81,158	-	-	1	-	13,255	-
Units redeemed	(136,716)	(60,141)	(19)	(19)	(5,363)	(7,200)	(26,987)	(1,117)

Ending units	126,669	152,805	1,407	1,426	18,460	23,822	39,371	53,103

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVF702		FVFI2		FVICA2		FVSIS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$13	18	84,423	35,347	38,253	58,657	1,151,720	1,009,804
Realized gain (loss) on investments	-	-	184,326	(2,389)	903,745	533,277	(34,377)	64,287
Change in unrealized gain (loss) on investments	199	93	140,332	64,772	3,891,677	4,299,062	1,505,330	1,754,110
Reinvested capital gains	38	177	48,993	21,760	681,586	164,022	358,979	239,090

Net increase (decrease) in contract owners’ equity resulting from operations	250	288	458,074	119,490	5,515,261	5,055,018	2,981,652	3,067,291

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	229,540	10,385	420,417	686,665	951,725	561,132
Transfers between funds	-	-	6,417,697	1,002,939	5,035,533	2,200,512	3,711,301	2,980,790
Redemptions (notes 2, 3, and 4)	(1)	(1)	(722,250)	(120,427)	(1,227,614)	(1,125,572)	(1,860,505)	(1,522,847)
Adjustments to maintain reserves	(10)	-	33	(2)	1,026	7	350	(6)

Net equity transactions	(11)	(1)	5,925,020	892,895	4,229,362	1,761,612	2,802,871	2,019,069

Net change in contract owners’ equity	239	287	6,383,094	1,012,385	9,744,623	6,816,630	5,784,523	5,086,360
Contract owners’ equity at beginning of period	1,566	1,279	1,971,981	959,596	21,106,575	14,289,945	33,539,778	28,453,418

Contract owners’ equity at end of period	$1,805	1,566	8,355,075	1,971,981	30,851,198	21,106,575	39,324,301	33,539,778

CHANGE IN UNITS:
Beginning units	83	84	163,902	89,100	999,200	897,019	2,314,759	2,170,168
Units purchased	-	-	1,010,575	100,574	753,022	574,255	1,067,287	507,978
Units redeemed	-	(1)	(544,678)	(25,772)	(563,729)	(472,074)	(850,827)	(363,387)

Ending units	83	83	629,799	163,902	1,188,493	999,200	2,531,219	2,314,759

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVSS2		FVTV2		FEOVF		FTVGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$208	298	4,378	4,442	1,114,974	159,934	3,329,270	2,787,296
Realized gain (loss) on investments	(18)	(499)	13	4,884	(1,418,656)	(287,907)	(4,385,292)	608,653
Change in unrealized gain (loss) on investments	541	4,693	18,324	51,774	733,874	6,043,915	(1,473,299)	(2,371,154)
Reinvested capital gains	1,072	1,884	7,997	11,360	1,971,145	1,733,920	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,803	6,376	30,712	72,460	2,401,337	7,649,862	(2,529,321)	1,024,795

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	675,468	768,435	39,147	689,347
Transfers between funds	-	(3,572)	-	-	(8,513,676)	1,853,210	(16,104,941)	3,004,423
Redemptions (notes 2, 3, and 4)	(65)	(1,268)	(279)	(170,378)	(2,252,656)	(2,621,316)	(2,257,031)	(3,205,277)
Adjustments to maintain reserves	(11)	-	(4)	(1)	2,677	1	(116)	7

Net equity transactions	(76)	(4,840)	(283)	(170,379)	(10,088,187)	330	(18,322,941)	488,500

Net change in contract owners’ equity	1,727	1,536	30,429	(97,919)	(7,686,850)	7,650,192	(20,852,262)	1,513,295
Contract owners’ equity at beginning of period	22,713	21,177	341,898	439,817	52,194,443	44,544,251	45,159,148	43,645,853

Contract owners’ equity at end of period	$24,440	22,713	372,327	341,898	44,507,593	52,194,443	24,306,886	45,159,148

CHANGE IN UNITS:
Beginning units	943	1,179	21,920	33,456	2,292,622	2,280,382	2,529,396	2,493,238
Units purchased	-	-	1	11,494	474,232	534,085	500,510	1,102,758
Units redeemed	(4)	(236)	(19)	(23,030)	(906,977)	(521,845)	(1,588,333)	(1,066,600)

Ending units	939	943	21,902	21,920	1,859,877	2,292,622	1,441,573	2,529,396

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVGR2		FTVIS2		FTVMS2		FTVRD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$81,725	110,544	1,210,128	1,200,371	55,784	61,617	90,456	90,236
Realized gain (loss) on investments	(72,625)	131,044	(879,783)	57,244	(215,476)	(94,868)	(479,452)	(268,123)
Change in unrealized gain (loss) on investments	(494,283)	375,454	(381,302)	1,716,854	(138,546)	410,356	852,619	762,379
Reinvested capital gains	262,541	86,431	17,141	362,796	77,555	329,467	383,612	1,119,022

Net increase (decrease) in contract owners’ equity resulting from operations	(222,642)	703,473	(33,816)	3,337,265	(220,683)	706,572	847,235	1,703,514

Equity transactions:
Purchase payments received from contract owners (note 4)	90,547	31,152	204,211	619,037	3,970	440,049	364,853	159,353
Transfers between funds	28,404	(607,775)	(1,107,697)	3,712,223	(143,597)	(1,345,588)	(762,292)	1,432,520
Redemptions (notes 2, 3, and 4)	(166,884)	(222,643)	(1,334,219)	(2,875,266)	(194,116)	(456,370)	(571,945)	(639,992)
Adjustments to maintain reserves	(3)	-	(154)	5	13	(3)	84	(1)

Net equity transactions	(47,936)	(799,266)	(2,237,859)	1,455,999	(333,730)	(1,361,912)	(969,300)	951,880

Net change in contract owners’ equity	(270,578)	(95,793)	(2,271,675)	4,793,264	(554,413)	(655,340)	(122,065)	2,655,394
Contract owners’ equity at beginning of period	3,197,028	3,292,821	24,002,658	19,209,394	3,016,793	3,672,133	8,443,800	5,788,406

Contract owners’ equity at end of period	$2,926,450	3,197,028	21,730,983	24,002,658	2,462,380	3,016,793	8,321,735	8,443,800

CHANGE IN UNITS:
Beginning units	123,458	155,608	903,763	836,996	111,167	163,064	514,143	452,568
Units purchased	34,382	99,396	304,029	440,629	15,673	35,653	473,661	436,045
Units redeemed	(32,260)	(131,546)	(390,579)	(373,862)	(35,980)	(87,550)	(546,148)	(374,470)

Ending units	125,580	123,458	817,213	903,763	90,860	111,167	441,656	514,143

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVSI2		FTVUG2		GVGMNS		GVMSA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$778,745	667,098	443,424	213,559	463	2,369	66,863	60,669
Realized gain (loss) on investments	(167,877)	48,944	99,852	131,642	6	1	(4,339)	(60,132)
Change in unrealized gain (loss) on investments	83,850	292,785	(29,852)	39,292	3,888	8,457	266,951	172,304
Reinvested capital gains	-	-	-	-	2,399	6,928	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	694,718	1,008,827	513,424	384,493	6,756	17,755	329,475	172,841

Equity transactions:
Purchase payments received from contract owners (note 4)	330,747	300,260	550,282	60,114	-	-	955,034	20,538
Transfers between funds	2,052,691	641,736	182,935	5,031,584	(1,698)	-	500,304	135,192
Redemptions (notes 2, 3, and 4)	(749,598)	(1,061,292)	(890,587)	(1,010,317)	(117)	(25)	(240,962)	(100,872)
Adjustments to maintain reserves	(1)	(12)	(8)	4	3	-	(19)	-

Net equity transactions	1,633,839	(119,308)	(157,378)	4,081,385	(1,812)	(25)	1,214,357	54,858

Net change in contract owners’ equity	2,328,557	889,519	356,046	4,465,878	4,944	17,730	1,543,832	227,699
Contract owners’ equity at beginning of period	13,576,905	12,687,386	10,076,311	5,610,433	166,485	148,755	2,427,180	2,199,481

Contract owners’ equity at end of period	$15,905,462	13,576,905	10,432,357	10,076,311	171,429	166,485	3,971,012	2,427,180

CHANGE IN UNITS:
Beginning units	681,420	684,262	762,823	444,076	13,176	13,178	243,110	239,305
Units purchased	365,123	238,369	2,803,802	986,752	-	-	358,627	92,892
Units redeemed	(275,909)	(241,211)	(2,799,214)	(668,005)	(145)	(2)	(228,995)	(89,087)

Ending units	770,634	681,420	767,411	762,823	13,031	13,176	372,742	243,110

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVFRB		GVLCVB		GVR2XS		GVRUGM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$948,752	1,434,521	637	609	3,931	10,591	1,009	14,833
Realized gain (loss) on investments	(1,845,944)	(579,038)	(34)	59	1,731,899	39,915	1	-
Change in unrealized gain (loss) on investments	418,769	1,162,348	(2,882)	3,840	429,755	51,127	-	-
Reinvested capital gains	-	-	2,167	2,153	-	-	96	-

Net increase (decrease) in contract owners’ equity resulting from operations	(478,423)	2,017,831	(112)	6,661	2,165,585	101,633	1,106	14,833

Equity transactions:
Purchase payments received from contract owners (note 4)	391,519	239,787	-	-	30,687	671	-	-
Transfers between funds	(3,885,937)	(10,201,947)	(1,564)	-	(530,125)	1,935,866	(13,400)	(4,793)
Redemptions (notes 2, 3, and 4)	(1,165,923)	(2,094,757)	(5,632)	(824)	(106,448)	(102,449)	(564,431)	(148,108)
Adjustments to maintain reserves	(6)	(20)	(11)	-	(373)	-	2	-

Net equity transactions	(4,660,347)	(12,056,937)	(7,207)	(824)	(606,259)	1,834,088	(577,829)	(152,901)

Net change in contract owners’ equity	(5,138,770)	(10,039,106)	(7,319)	5,837	1,559,326	1,935,721	(576,723)	(138,068)
Contract owners’ equity at beginning of period	21,955,186	31,994,292	36,800	30,963	2,425,896	490,175	1,614,670	1,752,738

Contract owners’ equity at end of period	$16,816,416	21,955,186	29,481	36,800	3,985,222	2,425,896	1,037,947	1,614,670

CHANGE IN UNITS:
Beginning units	1,739,459	2,726,496	1,471	1,508	117,775	35,705	143,538	157,164
Units purchased	1,529,812	965,281	-	-	6,814,505	1,946,227	-	-
Units redeemed	(1,937,939)	(1,952,318)	(318)	(37)	(6,768,068)	(1,864,157)	(51,333)	(13,626)

Ending units	1,331,332	1,739,459	1,153	1,471	164,212	117,775	92,205	143,538

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVTRBE		RAF		RBF		RBKF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,211,960	1,644,330	2,021	2,101	(46)	(120)	31,279	6,490
Realized gain (loss) on investments	1,110,319	(111,619)	(447,750)	(339,075)	248,641	223,982	174,557	321,028
Change in unrealized gain (loss) on investments	6,071,811	1,084,778	10,361	(44,199)	124,229	457,636	31,576	62,038
Reinvested capital gains	-	-	-	-	293,777	81,666	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,394,090	2,617,489	(435,368)	(381,173)	666,601	763,164	237,412	389,556

Equity transactions:
Purchase payments received from contract owners (note 4)	1,303,335	1,009,577	16,553	299,977	189,625	53,731	40,340	13,073
Transfers between funds	25,858,205	10,124,524	423,830	(3,950,984)	10,857	(275,650)	(619,048)	(657,152)
Redemptions (notes 2, 3, and 4)	(5,307,326)	(7,665,534)	(61,495)	(24,881)	(251,580)	(218,018)	(97,235)	(122,169)
Adjustments to maintain reserves	(10,229)	(12)	(8)	1	16	2	577	(1)

Net equity transactions	21,843,985	3,468,555	378,880	(3,675,887)	(51,082)	(439,935)	(675,366)	(766,249)

Net change in contract owners’ equity	30,238,075	6,086,044	(56,488)	(4,057,060)	615,519	323,229	(437,954)	(376,693)
Contract owners’ equity at beginning of period	55,821,391	49,735,347	163,853	4,220,913	3,246,720	2,923,491	1,867,911	2,244,604

Contract owners’ equity at end of period	$86,059,466	55,821,391	107,365	163,853	3,862,239	3,246,720	1,429,957	1,867,911

CHANGE IN UNITS:
Beginning units	3,805,460	3,536,111	71,392	3,150,395	74,050	78,667	184,306	284,355
Units purchased	3,773,404	2,140,113	25,368,566	9,161,831	386,151	239,207	2,318,558	1,069,049
Units redeemed	(2,450,845)	(1,870,764)	(25,258,568)	(12,240,834)	(386,104)	(243,824)	(2,350,624)	(1,169,098)

Ending units	5,128,019	3,805,460	181,390	71,392	74,097	74,050	152,240	184,306

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RBMF		RCPF		RELF		RENF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$17,381	-	77,736	66,997	(343)	(150)	37,351	3,631
Realized gain (loss) on investments	296,122	63,792	344,772	368,247	1,037,262	444,985	(493,576)	(646,105)
Change in unrealized gain (loss) on investments	84,836	29,845	(69,034)	789,040	255,050	248,250	(140,016)	842,140
Reinvested capital gains	11,128	32,598	121,536	16,184	43,184	21,828	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	409,467	126,235	475,010	1,240,468	1,335,153	714,913	(596,241)	199,666

Equity transactions:
Purchase payments received from contract owners (note 4)	689	3,870	42,098	63,365	140,395	4,754	9,739	2,732
Transfers between funds	121,190	133,625	(3,644,551)	2,989,668	(1,326,071)	2,577,765	(1,475,448)	2,050,651
Redemptions (notes 2, 3, and 4)	(44,104)	(47,414)	(212,787)	(621,459)	(206,293)	(165,592)	(90,519)	(224,746)
Adjustments to maintain reserves	3,290	1	(56)	(2)	(880)	(2)	-	(2)

Net equity transactions	81,065	90,082	(3,815,296)	2,431,572	(1,392,849)	2,416,925	(1,556,228)	1,828,635

Net change in contract owners’ equity	490,532	216,317	(3,340,286)	3,672,040	(57,696)	3,131,838	(2,152,469)	2,028,301
Contract owners’ equity at beginning of period	942,950	726,633	8,886,519	5,214,479	3,891,155	759,317	3,737,242	1,708,941

Contract owners’ equity at end of period	$1,433,482	942,950	5,546,233	8,886,519	3,833,459	3,891,155	1,584,773	3,737,242

CHANGE IN UNITS:
Beginning units	39,543	37,364	271,574	187,403	107,602	35,760	337,120	163,564
Units purchased	384,463	189,190	558,588	792,175	294,974	463,511	1,939,671	648,933
Units redeemed	(373,681)	(187,011)	(676,139)	(708,004)	(334,285)	(391,669)	(2,051,221)	(475,377)

Ending units	50,325	39,543	154,023	271,574	68,291	107,602	225,570	337,120

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RESF		RFSF		RHCF		RHYS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,581	(5)	25,159	25,776	(12)	(16)	135,168	84,189
Realized gain (loss) on investments	(258,850)	(99,220)	(397,350)	63,556	253,778	233,710	(379,786)	132,140
Change in unrealized gain (loss) on investments	27,708	96,759	(2,030)	177,729	67,291	182,483	133,333	27,700
Reinvested capital gains	-	-	94,734	120,464	64,127	87,059	10,850	-

Net increase (decrease) in contract owners’ equity resulting from operations	(224,561)	(2,466)	(279,487)	387,525	385,184	503,236	(100,435)	244,029

Equity transactions:
Purchase payments received from contract owners (note 4)	20,223	14,597	192,834	30,657	16,479	1,624	25,595	11,824
Transfers between funds	566,384	800,658	(216,125)	2,176,730	1,099,831	(138,673)	4,194,514	1,394,001
Redemptions (notes 2, 3, and 4)	(47,188)	(17,819)	(100,191)	(127,658)	(171,674)	(175,620)	(247,920)	(282,705)
Adjustments to maintain reserves	52	2	183	(2)	(129)	(3)	338	2

Net equity transactions	539,471	797,438	(123,299)	2,079,727	944,507	(312,672)	3,972,527	1,123,122

Net change in contract owners’ equity	314,910	794,972	(402,786)	2,467,252	1,329,691	190,564	3,872,092	1,367,151
Contract owners’ equity at beginning of period	962,025	167,053	3,454,908	987,656	2,222,080	2,031,516	2,092,478	725,327

Contract owners’ equity at end of period	$1,276,935	962,025	3,052,122	3,454,908	3,551,771	2,222,080	5,964,570	2,092,478

CHANGE IN UNITS:
Beginning units	172,783	29,964	211,565	77,058	64,011	70,343	156,540	61,776
Units purchased	2,768,283	1,261,991	765,293	1,116,573	514,836	513,180	2,646,777	3,751,507
Units redeemed	(2,573,208)	(1,119,172)	(789,621)	(982,066)	(487,331)	(519,512)	(2,356,454)	(3,656,743)

Ending units	367,858	172,783	187,237	211,565	91,516	64,011	446,863	156,540

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RINF		RJNF		RLCE		RLCJ
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(323)	(136)	4,906	-	906	47,874	1,261	2,862
Realized gain (loss) on investments	1,631,018	136,374	13,147	(265,960)	40,951	133,165	(34,937)	36,464
Change in unrealized gain (loss) on investments	112,937	133,841	(20,339)	121,868	(50,357)	55,736	53,769	17,970
Reinvested capital gains	79,544	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,823,176	270,079	(2,286)	(144,092)	(8,500)	236,775	20,093	57,296

Equity transactions:
Purchase payments received from contract owners (note 4)	123,123	2,830	773	1,282	(49)	-	345	354
Transfers between funds	309,797	(46,041)	764,413	(691,153)	(614,163)	933,947	293,658	(21,798)
Redemptions (notes 2, 3, and 4)	(236,543)	(153,793)	(66,639)	(245,589)	(25,534)	(18,772)	(14,420)	(33,854)
Adjustments to maintain reserves	104	1	36	(2)	(614)	(2)	4	-

Net equity transactions	196,481	(197,003)	698,583	(935,462)	(640,360)	915,173	279,587	(55,298)

Net change in contract owners’ equity	2,019,657	73,076	696,297	(1,079,554)	(648,860)	1,151,948	299,680	1,998
Contract owners’ equity at beginning of period	1,364,787	1,291,711	1,031,932	2,111,486	1,429,197	277,249	129,258	127,260

Contract owners’ equity at end of period	$3,384,444	1,364,787	1,728,229	1,031,932	780,337	1,429,197	428,938	129,258

CHANGE IN UNITS:
Beginning units	30,248	38,511	309,257	548,675	124,051	30,906	5,295	7,222
Units purchased	366,656	213,073	25,869,416	7,243,603	272,256	2,294,206	73,436	133,409
Units redeemed	(352,707)	(221,336)	(25,536,071)	(7,483,021)	(328,736)	(2,201,061)	(67,309)	(135,336)

Ending units	44,197	30,248	642,602	309,257	67,571	124,051	11,422	5,295

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RLF		RMED		RMEK		RNF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	3,410	2,216	4,395	-	(122)	131,988	90,163
Realized gain (loss) on investments	210,744	370,248	798,958	567,614	303,431	84,045	2,856,862	3,053,461
Change in unrealized gain (loss) on investments	391,601	161,329	1,738	890	187,245	(6,190)	(415,256)	650,440
Reinvested capital gains	33,270	13,653	8,260	-	2,106	-	1,548,391	-

Net increase (decrease) in contract owners’ equity resulting from operations	635,615	548,640	811,172	572,899	492,782	77,733	4,121,985	3,794,064

Equity transactions:
Purchase payments received from contract owners (note 4)	542	15,318	42	25,362	5,258	-	470,073	405,193
Transfers between funds	3,440,195	2,338,096	(1,065,776)	(101,871)	1,597,610	(459,262)	7,990,258	(1,528,031)
Redemptions (notes 2, 3, and 4)	(36,593)	(73,056)	(17,784)	(435,751)	(17,356)	(24,265)	(1,502,403)	(2,363,191)
Adjustments to maintain reserves	(1,860)	-	(2,015)	(2)	19	(1)	(128,956)	(3)

Net equity transactions	3,402,284	2,280,358	(1,085,533)	(512,262)	1,585,531	(483,528)	6,828,972	(3,486,032)

Net change in contract owners’ equity	4,037,899	2,828,998	(274,361)	60,637	2,078,313	(405,795)	10,950,957	308,032
Contract owners’ equity at beginning of period	3,065,942	236,944	375,081	314,444	58,564	464,359	13,964,756	13,656,724

Contract owners’ equity at end of period	$7,103,841	3,065,942	100,720	375,081	2,136,877	58,564	24,915,713	13,964,756

CHANGE IN UNITS:
Beginning units	98,213	9,813	8,879	10,129	1,737	18,643	337,103	477,803
Units purchased	483,811	473,367	429,284	526,944	139,947	134,736	4,257,951	4,114,036
Units redeemed	(386,573)	(384,967)	(436,009)	(528,194)	(88,888)	(151,642)	(4,095,870)	(4,254,736)

Ending units	195,451	98,213	2,154	8,879	52,796	1,737	499,184	337,103

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ROF		RPMF		RREF		RRF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$83,647	16,497	187,633	-	16,701	49,135	-	-
Realized gain (loss) on investments	4,493,256	1,730,293	180,582	1,380,032	(720,327)	316,448	739,398	(73,944)
Change in unrealized gain (loss) on investments	425,515	1,730,864	(399,382)	337,107	(1,226)	287,159	177,710	339,590
Reinvested capital gains	3,346,378	301,729	-	-	15,477	24,243	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,348,796	3,779,383	(31,167)	1,717,139	(689,375)	676,985	917,108	265,646

Equity transactions:
Purchase payments received from contract owners (note 4)	390,321	256,238	312,957	39,461	1,373	1,668	45,303	-
Transfers between funds	3,881,459	8,097,082	(51,321)	2,234	155,917	(3,950,653)	1,856,041	(2,157,902)
Redemptions (notes 2, 3, and 4)	(2,084,626)	(1,445,732)	(601,964)	(282,358)	(42,242)	(181,649)	(127,215)	(70,440)
Adjustments to maintain reserves	(12,513)	(2)	(4,453)	(1)	16	-	9	(1)

Net equity transactions	2,174,641	6,907,586	(344,781)	(240,664)	115,064	(4,130,634)	1,774,138	(2,228,343)

Net change in contract owners’ equity	10,523,437	10,686,969	(375,948)	1,476,475	(574,311)	(3,453,649)	2,691,246	(1,962,697)
Contract owners’ equity at beginning of period	18,018,425	7,331,456	4,044,934	2,568,459	1,121,913	4,575,562	428,862	2,391,559

Contract owners’ equity at end of period	$28,541,862	18,018,425	3,668,986	4,044,934	547,602	1,121,913	3,120,108	428,862

CHANGE IN UNITS:
Beginning units	338,125	186,835	298,028	288,024	53,975	265,558	13,684	94,984
Units purchased	2,759,423	2,928,721	1,739,435	1,583,306	475,196	853,783	408,639	256,674
Units redeemed	(2,744,602)	(2,777,431)	(1,835,885)	(1,573,302)	(501,841)	(1,065,366)	(351,042)	(337,974)

Ending units	352,946	338,125	201,578	298,028	27,330	53,975	71,281	13,684

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RSRF		RTEC		RTEL		RTF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$13,483	12,989	-	(14)	5,915	-	129,561	(323)
Realized gain (loss) on investments	(353,429)	(266,192)	1,019,204	737,603	(245,452)	71,420	(2,362,411)	2,816,095
Change in unrealized gain (loss) on investments	297,045	381,075	(177,106)	613,996	46,990	103,132	226,937	585,855
Reinvested capital gains	-	-	78,353	197,149	-	-	3,117,838	-

Net increase (decrease) in contract owners’ equity resulting from operations	(42,901)	127,872	920,451	1,548,734	(192,547)	174,552	1,111,925	3,401,627

Equity transactions:
Purchase payments received from contract owners (note 4)	13,395	7,239	89,130	23,287	17,653	20,327	328,932	929,463
Transfers between funds	(898,362)	(147,124)	(2,865,320)	1,228,476	611,123	202,788	2,708,887	7,537,166
Redemptions (notes 2, 3, and 4)	(74,366)	(151,096)	(174,926)	(240,752)	(36,093)	(64,777)	(354,581)	(425,942)
Adjustments to maintain reserves	8	-	29	-	147	-	(5,954)	3

Net equity transactions	(959,325)	(290,981)	(2,951,087)	1,011,011	592,830	158,338	2,677,284	8,040,690

Net change in contract owners’ equity	(1,002,226)	(163,109)	(2,030,636)	2,559,745	400,283	332,890	3,789,209	11,442,317
Contract owners’ equity at beginning of period	2,268,007	2,431,116	6,065,863	3,506,118	1,439,357	1,106,467	17,090,473	5,648,156

Contract owners’ equity at end of period	$1,265,781	2,268,007	4,035,227	6,065,863	1,839,640	1,439,357	20,879,682	17,090,473

CHANGE IN UNITS:
Beginning units	132,556	149,423	153,066	125,844	89,362	77,771	342,404	184,796
Units purchased	81,658	30,872	358,138	589,382	331,117	456,645	13,120,550	2,493,956
Units redeemed	(143,163)	(47,739)	(439,784)	(562,160)	(316,169)	(445,054)	(13,110,722)	(2,336,348)

Ending units	71,051	132,556	71,420	153,066	104,310	89,362	352,232	342,404

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RTRF		RUF		RUGB		RUTL
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,228	-	10,766	7,027	10,542	66,108	102,358	23,669
Realized gain (loss) on investments	499,002	(93,099)	(1,007,141)	(370,413)	74,588	416,800	(996,476)	481,300
Change in unrealized gain (loss) on investments	245,193	44,719	11,459	30,499	50,371	(111,733)	93,568	606,628
Reinvested capital gains	23,490	926	-	-	-	-	90,334	-

Net increase (decrease) in contract owners’ equity resulting from operations	768,913	(47,454)	(984,916)	(332,887)	135,501	371,175	(710,216)	1,111,597

Equity transactions:
Purchase payments received from contract owners (note 4)	24,738	-	43,928	1,966	68,712	64,366	7,391	15,791
Transfers between funds	1,277,528	1,148,880	1,012,534	(1,009,639)	4,195,472	(1,680,337)	336,763	(5,607,624)
Redemptions (notes 2, 3, and 4)	(77,421)	(20,503)	(67,792)	(91,046)	(2,840,308)	(420,746)	(202,857)	(424,052)
Adjustments to maintain reserves	3,639	(2)	278	1	3,071	(1)	(18)	(3)

Net equity transactions	1,228,484	1,128,375	988,948	(1,098,718)	1,426,947	(2,036,718)	141,279	(6,015,888)

Net change in contract owners’ equity	1,997,397	1,080,921	4,032	(1,431,605)	1,562,448	(1,665,543)	(568,937)	(4,904,291)
Contract owners’ equity at beginning of period	1,430,808	349,887	404,727	1,836,332	2,358,418	4,023,961	4,512,950	9,417,241

Contract owners’ equity at end of period	$3,428,205	1,430,808	408,759	404,727	3,920,866	2,358,418	3,944,013	4,512,950

CHANGE IN UNITS:
Beginning units	47,046	18,035	184,544	688,685	109,772	218,724	150,025	372,278
Units purchased	491,224	320,066	185,365,863	46,927,865	13,492,895	8,648,590	628,467	890,416
Units redeemed	(458,112)	(291,055)	(185,279,002)	(47,432,006)	(13,453,034)	(8,757,542)	(640,403)	(1,112,669)

Ending units	80,158	47,046	271,405	184,544	149,633	109,772	138,089	150,025

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVARS		RVCMD		RVF		RVIDD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$77,491	55,025	11,622	19,553	111,479	66,084	11,209	-
Realized gain (loss) on investments	92,476	1,351	(248,908)	(197,518)	24,158,861	10,360,038	(922,932)	(475,012)
Change in unrealized gain (loss) on investments	15,027	56,065	12,400	312,688	(2,956,814)	5,602,852	(118,325)	12,622
Reinvested capital gains	-	-	-	-	8,200,072	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	184,994	112,441	(224,886)	134,723	29,513,598	16,028,974	(1,030,048)	(462,390)

Equity transactions:
Purchase payments received from contract owners (note 4)	171,735	119,977	85,239	41,675	855,936	2,191,365	9,883	2,726
Transfers between funds	1,742,097	(21,155)	749,442	142,420	(15,338,990)	8,798,370	1,929,003	231,872
Redemptions (notes 2, 3, and 4)	(184,524)	(170,509)	(224,496)	(43,849)	(1,915,835)	(2,946,194)	(58,129)	(11,343)
Adjustments to maintain reserves	(5)	2	(492)	-	(12,194)	(1)	-	35

Net equity transactions	1,729,303	(71,685)	609,693	140,246	(16,411,083)	8,043,540	1,880,757	223,290

Net change in contract owners’ equity	1,914,297	40,756	384,807	274,969	13,102,515	24,072,514	850,709	(239,100)
Contract owners’ equity at beginning of period	2,340,508	2,299,752	1,470,753	1,195,784	44,370,892	20,298,378	105,541	344,641

Contract owners’ equity at end of period	$4,254,805	2,340,508	1,855,560	1,470,753	57,473,407	44,370,892	956,250	105,541

CHANGE IN UNITS:
Beginning units	219,820	226,813	521,936	474,752	284,735	255,854	398,423	733,189
Units purchased	584,825	60,634	3,290,167	2,840,083	3,305,828	3,377,941	257,585,600	116,454,092
Units redeemed	(430,314)	(67,627)	(2,955,641)	(2,792,899)	(3,385,540)	(3,349,060)	(251,208,818)	(116,788,858)

Ending units	374,331	219,820	856,462	521,936	205,023	284,735	6,775,205	398,423

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVIMC		RVISC		RVLCG		RVLCV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,172	160	2,285	2,809	(62)	(60)	39,603	38,438
Realized gain (loss) on investments	(47,159)	(33,919)	(299,685)	(162,082)	60,730	850,923	(229,888)	242,694
Change in unrealized gain (loss) on investments	4,088	975	(53)	(103,013)	158,057	442,448	36,992	622,666
Reinvested capital gains	-	-	-	-	1,140,002	117,117	152,235	57,635

Net increase (decrease) in contract owners’ equity resulting from operations	(41,899)	(32,784)	(297,453)	(262,286)	1,358,727	1,410,428	(1,058)	961,433

Equity transactions:
Purchase payments received from contract owners (note 4)	27,356	-	3,721	339	90,052	9,015	222,964	33,813
Transfers between funds	(46,749)	(215,092)	215,876	(1,883,672)	(1,464,076)	533,785	1,685,922	(1,300,535)
Redemptions (notes 2, 3, and 4)	(8,114)	(1,733)	(81,272)	(42,223)	(399,302)	(420,846)	(267,094)	(258,944)
Adjustments to maintain reserves	1	-	(290)	-	4,074	1	1,628	1

Net equity transactions	(27,506)	(216,825)	138,035	(1,925,556)	(1,769,252)	121,955	1,643,420	(1,525,665)

Net change in contract owners’ equity	(69,405)	(249,609)	(159,418)	(2,187,842)	(410,525)	1,532,383	1,642,362	(564,232)
Contract owners’ equity at beginning of period	69,421	319,030	220,970	2,408,812	6,698,948	5,166,565	3,207,866	3,772,098

Contract owners’ equity at end of period	$16	69,421	61,552	220,970	6,288,423	6,698,948	4,850,228	3,207,866

CHANGE IN UNITS:
Beginning units	18,721	141,896	101,820	1,337,839	188,268	184,894	119,712	170,421
Units purchased	1,083,931	265,285	14,167,982	2,860,501	753,218	1,223,544	571,375	775,501
Units redeemed	(1,102,639)	(388,460)	(14,217,569)	(4,096,520)	(802,069)	(1,220,170)	(494,071)	(826,210)

Ending units	13	18,721	52,233	101,820	139,417	188,268	197,016	119,712

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVLDD		RVMCG		RVMCV		RVMFU
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$16,554	23,770	(69)	(64)	5,416	-	189,986	28,723
Realized gain (loss) on investments	341,285	660,576	651,992	(42,655)	391,621	128,151	(75,493)	25,276
Change in unrealized gain (loss) on investments	(92,353)	377,911	811,807	237,102	512,830	179,870	(70,748)	165,962
Reinvested capital gains	244,057	-	79,320	-	49,727	-	27,855	-

Net increase (decrease) in contract owners’ equity resulting from operations	509,543	1,062,257	1,543,050	194,383	959,594	308,021	71,600	219,961

Equity transactions:
Purchase payments received from contract owners (note 4)	41,075	21,591	1,176	881	23,299	11,318	57,514	25,763
Transfers between funds	(1,654,237)	(540,799)	4,441,544	(497,033)	5,097,900	(167,045)	804,957	239,651
Redemptions (notes 2, 3, and 4)	(96,529)	(202,630)	(95,836)	(114,071)	(44,370)	(90,148)	(217,816)	(257,741)
Adjustments to maintain reserves	(2,428)	(1)	320	(1)	1,205	(2)	1	-

Net equity transactions	(1,712,119)	(721,839)	4,347,204	(610,224)	5,078,034	(245,877)	644,656	7,673

Net change in contract owners’ equity	(1,202,576)	340,418	5,890,254	(415,841)	6,037,628	62,144	716,256	227,634
Contract owners’ equity at beginning of period	2,720,227	2,379,809	1,140,591	1,556,432	917,919	855,775	3,154,781	2,927,147

Contract owners’ equity at end of period	$1,517,651	2,720,227	7,030,845	1,140,591	6,955,547	917,919	3,871,037	3,154,781

CHANGE IN UNITS:
Beginning units	55,040	60,153	36,310	56,848	34,454	39,153	422,944	424,377
Units purchased	2,310,576	669,977	577,723	256,101	820,999	499,029	350,225	219,713
Units redeemed	(2,333,133)	(675,090)	(445,090)	(276,639)	(613,526)	(503,728)	(269,088)	(221,146)

Ending units	32,483	55,040	168,943	36,310	241,927	34,454	504,081	422,944

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVSCG		RVSCV		RVSDL		RVWDL
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(133)	(147)	-	5,303	4,093	8,892	939	718
Realized gain (loss) on investments	279,744	(191,065)	41,404	(333,601)	(159,415)	(19,439)	46,154	26,827
Change in unrealized gain (loss) on investments	272,363	405,501	(167,382)	726,296	(34,371)	20,379	16,918	1,120
Reinvested capital gains	104,132	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	656,106	214,289	(125,978)	397,998	(189,693)	9,832	64,011	28,665

Equity transactions:
Purchase payments received from contract owners (note 4)	14,894	15,509	23,184	(1,327)	7,781	5,705	150	-
Transfers between funds	2,015,555	1,329,379	(506,623)	1,059,836	327,815	(1,287,048)	940,564	32,818
Redemptions (notes 2, 3, and 4)	(581,639)	(129,525)	(86,049)	(91,117)	(81,013)	(82,183)	(6,222)	(19,529)
Adjustments to maintain reserves	125	-	97	(1)	(7)	(2)	-	-

Net equity transactions	1,448,935	1,215,363	(569,391)	967,391	254,576	(1,363,528)	934,492	13,289

Net change in contract owners’ equity	2,105,041	1,429,652	(695,369)	1,365,389	64,883	(1,353,696)	998,503	41,954
Contract owners’ equity at beginning of period	3,576,805	2,147,153	3,012,993	1,647,604	563,075	1,916,771	164,205	122,251

Contract owners’ equity at end of period	$5,681,846	3,576,805	2,317,624	3,012,993	627,958	563,075	1,162,708	164,205

CHANGE IN UNITS:
Beginning units	116,382	80,325	143,375	94,559	64,214	228,673	24,805	17,580
Units purchased	426,399	317,302	455,838	719,862	2,476,740	4,662,848	5,453,782	2,135,053
Units redeemed	(383,085)	(281,245)	(481,913)	(671,046)	(2,457,734)	(4,827,307)	(5,318,392)	(2,127,828)

Ending units	159,696	116,382	117,300	143,375	83,220	64,214	160,195	24,805

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SBLD		SBLJ		SBLP		SBLQ
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,677	3,147	19,494	11,644	416,321	562,372	5,930	5,068
Realized gain (loss) on investments	840	8,109	(37,131)	21,972	(588,128)	(308,758)	(60,870)	(27,376)
Change in unrealized gain (loss) on investments	2,053	10,323	386,084	243,030	381,991	583,911	27,195	120,245
Reinvested capital gains	935	6,281	69,887	128,808	-	-	42,921	37,625

Net increase (decrease) in contract owners’ equity resulting from operations	6,505	27,860	438,334	405,454	210,184	837,525	15,176	135,562

Equity transactions:
Purchase payments received from contract owners (note 4)	-	166	39,155	20,040	57,768	226,468	63,951	1,885
Transfers between funds	-	(98,443)	142,564	(151,146)	188,339	2,401,280	182,001	(100,551)
Redemptions (notes 2, 3, and 4)	(8,395)	(17,797)	(66,725)	(64,916)	(1,319,762)	(782,732)	(50,851)	(38,679)
Adjustments to maintain reserves	(9)	1	5	-	(679)	(1)	(8)	(2)

Net equity transactions	(8,404)	(116,073)	114,999	(196,022)	(1,074,334)	1,845,015	195,093	(137,347)

Net change in contract owners’ equity	(1,899)	(88,213)	553,333	209,432	(864,150)	2,682,540	210,269	(1,785)
Contract owners’ equity at beginning of period	104,119	192,332	1,507,135	1,297,703	9,161,607	6,479,067	649,988	651,773

Contract owners’ equity at end of period	$102,220	104,119	2,060,468	1,507,135	8,297,457	9,161,607	860,257	649,988

CHANGE IN UNITS:
Beginning units	5,823	13,058	52,696	60,124	560,524	443,062	29,775	36,533
Units purchased	-	961	11,944	7,354	628,463	484,623	19,093	1,290
Units redeemed	(463)	(8,196)	(9,223)	(14,782)	(703,373)	(367,161)	(9,168)	(8,048)

Ending units	5,360	5,823	55,417	52,696	485,614	560,524	39,700	29,775

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SBLX		SBLY		ACC1		ACGI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$20	9	17,233	29,606	46,847	59,231	62,615	64,046
Realized gain (loss) on investments	-	-	(15,824)	13,161	(598,838)	(279,041)	(414,412)	(46,770)
Change in unrealized gain (loss) on investments	475	156	288,662	245,678	125,338	593,661	251,395	372,974
Reinvested capital gains	-	153	59,051	129,152	51,394	384,898	46,096	381,295

Net increase (decrease) in contract owners’ equity resulting from operations	495	318	349,122	417,597	(375,259)	758,749	(54,306)	771,545

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	1,390	3,046	54,081	34,404	56,246	25,124
Transfers between funds	-	-	(866,565)	343,467	(81,644)	(463,566)	(847,026)	(65,233)
Redemptions (notes 2, 3, and 4)	(1)	-	(31,972)	(19,584)	(183,133)	(190,325)	(400,686)	(55,613)
Adjustments to maintain reserves	11	-	(2)	2	38	2	58	(1)

Net equity transactions	10	-	(897,149)	326,931	(210,658)	(619,485)	(1,191,408)	(95,723)

Net change in contract owners’ equity	505	318	(548,027)	744,528	(585,917)	139,264	(1,245,714)	675,822
Contract owners’ equity at beginning of period	1,556	1,238	1,849,805	1,105,277	3,838,941	3,699,677	3,815,009	3,139,187

Contract owners’ equity at end of period	$2,061	1,556	1,301,778	1,849,805	3,253,024	3,838,941	2,569,295	3,815,009

CHANGE IN UNITS:
Beginning units	55	55	58,326	46,672	151,650	179,109	152,757	155,939
Units purchased	-	-	7,897	19,797	78,989	66,794	14,025	16,294
Units redeemed	-	-	(36,452)	(8,143)	(99,978)	(94,253)	(65,528)	(19,476)

Ending units	55	55	29,771	58,326	130,661	151,650	101,254	152,757

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AVBV2		AVGI		AVHY1		AVIE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$10	-	9,642	19,336	446,653	559,516	164,636	75,396
Realized gain (loss) on investments	(118)	(53)	(326,438)	416	66,634	(38,245)	(274,818)	214,868
Change in unrealized gain (loss) on investments	261	536	54,959	116,741	53,075	225,943	422,410	748,830
Reinvested capital gains	519	2,682	166,338	234,984	-	-	158,614	304,575

Net increase (decrease) in contract owners’ equity resulting from operations	672	3,165	(95,499)	371,477	566,362	747,214	470,842	1,343,669

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	(9,560)	27,342	12,230	36,442	136,448	224,105
Transfers between funds	-	-	(611,858)	752,462	2,120,622	3,480,104	(1,333,783)	(328,749)
Redemptions (notes 2, 3, and 4)	(158)	(178)	(68,116)	(92,613)	(183,137)	(862,461)	(381,748)	(294,614)
Adjustments to maintain reserves	(5)	(1)	-	1	63	(2)	10	(2)

Net equity transactions	(163)	(179)	(689,534)	687,192	1,949,778	2,654,083	(1,579,073)	(399,260)

Net change in contract owners’ equity	509	2,986	(785,033)	1,058,669	2,516,140	3,401,297	(1,108,231)	944,409
Contract owners’ equity at beginning of period	13,565	10,579	2,095,972	1,037,303	6,654,791	3,253,494	5,849,920	4,905,511

Contract owners’ equity at end of period	$14,074	13,565	1,310,939	2,095,972	9,170,931	6,654,791	4,741,689	5,849,920

CHANGE IN UNITS:
Beginning units	676	686	82,382	52,580	272,411	151,173	396,346	426,755
Units purchased	-	-	45,687	44,663	3,534,609	1,846,955	475,341	519,908
Units redeemed	(10)	(10)	(82,402)	(14,861)	(3,443,667)	(1,725,717)	(589,577)	(550,317)

Ending units	666	676	45,667	82,382	363,353	272,411	282,110	396,346

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVBRA2		IVCPBI		IVDDI		IVGMMI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$568,560	-	347,173	306,566	351,107	466,847	1,027,015	6,627,343
Realized gain (loss) on investments	(307,465)	(182,362)	545,939	(42,862)	(658,558)	(247,455)	(2)	-
Change in unrealized gain (loss) on investments	(81,039)	1,307,856	573,838	454,135	(661,436)	2,444,085	-	-
Reinvested capital gains	379,811	-	98,961	-	291,992	866,377	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	559,867	1,125,494	1,565,911	717,839	(676,895)	3,529,854	1,027,013	6,627,343

Equity transactions:
Purchase payments received from contract owners (note 4)	231,715	166,776	840,189	241,056	111,488	275,126	423,314,576	652,683,945
Transfers between funds	449,882	615,897	6,751,855	6,851,085	(4,443,807)	876,275	(292,434,298)	(825,769,771)
Redemptions (notes 2, 3, and 4)	(1,801,870)	(530,061)	(969,599)	(574,405)	(1,445,133)	(1,701,841)	(95,545,181)	(101,214,337)
Adjustments to maintain reserves	(18)	4	70	(4)	264	1	(3,128)	1,069

Net equity transactions	(1,120,291)	252,616	6,622,515	6,517,732	(5,777,188)	(550,439)	35,331,969	(274,299,094)

Net change in contract owners’ equity	(560,424)	1,378,110	8,188,426	7,235,571	(6,454,083)	2,979,415	36,358,982	(267,671,751)
Contract owners’ equity at beginning of period	8,941,892	7,563,782	11,681,465	4,445,894	17,905,377	14,925,962	290,766,131	558,437,882

Contract owners’ equity at end of period	$8,381,468	8,941,892	19,869,891	11,681,465	11,451,294	17,905,377	327,125,113	290,766,131

CHANGE IN UNITS:
Beginning units	642,675	625,285	989,703	418,354	763,446	795,559	27,900,949	54,591,176
Units purchased	219,090	154,568	1,738,052	827,932	162,762	325,540	377,640,175	264,395,133
Units redeemed	(312,748)	(137,178)	(1,192,803)	(256,583)	(435,678)	(357,653)	(374,237,081)	(291,085,360)

Ending units	549,017	642,675	1,534,952	989,703	490,530	763,446	31,304,043	27,900,949

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVGS1		IVHS		IVKEI1		IVMCC2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$341,269	337,848	8,704	670	146,494	367,887	14,603	9,495
Realized gain (loss) on investments	324,205	307,454	188,111	(98,889)	(1,404,989)	(38,490)	(459,373)	(317,220)
Change in unrealized gain (loss) on investments	17,906	(88,857)	122,964	561,990	1,179,474	1,044,174	(57,635)	691,772
Reinvested capital gains	-	-	66,260	38,315	269,861	1,027,092	631,394	487,169

Net increase (decrease) in contract owners’ equity resulting from operations	683,380	556,445	386,039	502,086	190,840	2,400,663	128,989	871,216

Equity transactions:
Purchase payments received from contract owners (note 4)	167,330	95,424	202,822	16,904	97,949	66,350	141,549	66,975
Transfers between funds	3,281,532	(375,913)	612,022	767,258	(5,305,285)	(701,776)	(688,601)	327,225
Redemptions (notes 2, 3, and 4)	(1,329,058)	(1,028,942)	(306,995)	(189,508)	(245,479)	(722,685)	(318,260)	(593,769)
Adjustments to maintain reserves	(9)	2	49	1	10	1	14	2

Net equity transactions	2,119,795	(1,309,429)	507,898	594,655	(5,452,805)	(1,358,110)	(865,298)	(199,567)

Net change in contract owners’ equity	2,803,175	(752,984)	893,937	1,096,741	(5,261,965)	1,042,553	(736,309)	671,649
Contract owners’ equity at beginning of period	6,131,540	6,884,524	2,754,583	1,657,842	12,862,526	11,819,973	3,851,258	3,179,609

Contract owners’ equity at end of period	$8,934,715	6,131,540	3,648,520	2,754,583	7,600,561	12,862,526	3,114,949	3,851,258

CHANGE IN UNITS:
Beginning units	413,360	492,227	72,350	62,563	607,464	665,715	147,171	151,837
Units purchased	2,051,051	1,196,400	88,678	58,844	115,982	134,664	80,646	118,368
Units redeemed	(1,894,520)	(1,275,267)	(71,671)	(49,057)	(392,618)	(192,915)	(116,949)	(123,034)

Ending units	569,891	413,360	89,357	72,350	330,828	607,464	110,868	147,171

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVRE		IVT		OVCBS		OVGIS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$887,415	961,589	(363)	(14)	852	812	43,807	30,198
Realized gain (loss) on investments	(886,969)	202,732	959,638	(189,781)	3	10,643	(222,751)	(102,615)
Change in unrealized gain (loss) on investments	(3,105,466)	2,709,390	1,366,129	951,465	4,328	(3,510)	308,978	461,715
Reinvested capital gains	496,138	24,611	734,399	286,245	1,077	653	370,995	599,048

Net increase (decrease) in contract owners’ equity resulting from operations	(2,608,882)	3,898,322	3,059,803	1,047,915	6,260	8,598	501,029	988,346

Equity transactions:
Purchase payments received from contract owners (note 4)	133,944	152,223	311,685	118,346	-	-	181,056	23,199
Transfers between funds	(1,618,290)	3,285,111	3,109,956	693,889	-	(80,000)	(634,874)	768,796
Redemptions (notes 2, 3, and 4)	(801,242)	(895,436)	(561,131)	(427,661)	(13)	(12)	(386,506)	(285,411)
Adjustments to maintain reserves	332	-	(2,265)	(1)	10	(1)	73	1

Net equity transactions	(2,285,256)	2,541,898	2,858,245	384,573	(3)	(80,013)	(840,251)	506,585

Net change in contract owners’ equity	(4,894,138)	6,440,220	5,918,048	1,432,488	6,257	(71,415)	(339,222)	1,494,931
Contract owners’ equity at beginning of period	22,538,338	16,098,118	4,701,942	3,269,454	42,925	114,340	4,357,337	2,862,406

Contract owners’ equity at end of period	$17,644,200	22,538,338	10,619,990	4,701,942	49,182	42,925	4,018,115	4,357,337

CHANGE IN UNITS:
Beginning units	910,231	793,351	113,788	113,415	2,447	7,641	169,454	143,638
Units purchased	316,659	523,538	326,554	101,599	-	-	45,807	68,815
Units redeemed	(417,972)	(406,658)	(258,444)	(101,226)	-	(5,194)	(74,978)	(42,999)

Ending units	808,918	910,231	181,898	113,788	2,447	2,447	140,283	169,454

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVGSS		OVIGS		OVSBS		OVTRBS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$66,000	100,988	99,141	120,193	71,325	83,114	202,562	160,039
Realized gain (loss) on investments	(935,586)	(1,005,965)	(153,235)	81,597	(185,973)	(46,247)	158,604	156,686
Change in unrealized gain (loss) on investments	4,000,506	2,389,245	2,383,552	3,173,561	(23,210)	208,349	100,101	18,468
Reinvested capital gains	547,323	2,280,684	208,314	830,993	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,678,243	3,764,952	2,537,772	4,206,344	(137,858)	245,216	461,267	335,193

Equity transactions:
Purchase payments received from contract owners (note 4)	173,892	630,229	238,751	63,371	55,552	99,123	59,995	101,557
Transfers between funds	(1,703,732)	2,350,850	(4,658,750)	2,373,452	(1,286,816)	288,288	3,152,904	1,688,882
Redemptions (notes 2, 3, and 4)	(1,308,729)	(1,061,144)	(1,314,142)	(780,203)	(70,575)	(80,441)	(518,630)	(261,372)
Adjustments to maintain reserves	(95)	(1)	(63)	(1)	(1)	2	(9)	-

Net equity transactions	(2,838,664)	1,919,934	(5,734,204)	1,656,619	(1,301,840)	306,972	2,694,260	1,529,067

Net change in contract owners’ equity	839,579	5,684,886	(3,196,432)	5,862,963	(1,439,698)	552,188	3,155,527	1,864,260
Contract owners’ equity at beginning of period	17,793,935	12,109,049	20,204,179	14,341,216	2,790,335	2,238,147	4,029,167	2,164,907

Contract owners’ equity at end of period	$18,633,514	17,793,935	17,007,747	20,204,179	1,350,637	2,790,335	7,184,694	4,029,167

CHANGE IN UNITS:
Beginning units	729,830	651,868	1,083,367	982,459	211,021	184,352	290,952	170,794
Units purchased	188,004	381,745	218,372	386,942	51,250	128,110	470,043	427,960
Units redeemed	(313,637)	(303,783)	(545,671)	(286,034)	(161,639)	(101,441)	(281,650)	(307,802)

Ending units	604,197	729,830	756,068	1,083,367	100,632	211,021	479,345	290,952

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRASP		WRBDP		WRBP		WRDIV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$75,599	92,558	162,801	78,512	31,150	51,126	1,339	4,215
Realized gain (loss) on investments	172,959	(23,871)	206,446	120,160	(28,361)	(34,339)	(34,251)	(7,626)
Change in unrealized gain (loss) on investments	146,685	660,332	219,536	121,299	158,458	266,752	33,277	(5,779)
Reinvested capital gains	63,039	176,617	-	-	118,719	230,331	-	38,741

Net increase (decrease) in contract owners’ equity resulting from operations	458,282	905,636	588,783	319,971	279,966	513,870	365	29,551

Equity transactions:
Purchase payments received from contract owners (note 4)	72,817	17,279	223,417	33,588	5,993	11,418	-	-
Transfers between funds	(494,310)	(747,913)	4,156,550	3,239,449	(517,588)	337,039	(77,352)	(5,917)
Redemptions (notes 2, 3, and 4)	(360,926)	(563,178)	(409,400)	(175,474)	(52,601)	(425,408)	(11,749)	(10,044)
Adjustments to maintain reserves	(223)	(1)	(18)	(3)	2	(2)	(10)	-

Net equity transactions	(782,642)	(1,293,813)	3,970,549	3,097,560	(564,194)	(76,953)	(89,111)	(15,961)

Net change in contract owners’ equity	(324,360)	(388,177)	4,559,332	3,417,531	(284,228)	436,917	(88,746)	13,590
Contract owners’ equity at beginning of period	4,461,300	4,849,477	4,918,193	1,500,662	2,688,385	2,251,468	148,119	134,529

Contract owners’ equity at end of period	$4,136,940	4,461,300	9,477,525	4,918,193	2,404,157	2,688,385	59,373	148,119

CHANGE IN UNITS:
Beginning units	258,604	342,306	338,287	115,789	111,666	114,296	6,227	6,965
Units purchased	67,548	17,943	1,026,348	392,419	40,965	85,330	-	-
Units redeemed	(115,619)	(101,645)	(776,720)	(169,921)	(65,097)	(87,960)	(3,807)	(738)

Ending units	210,533	258,604	587,915	338,287	87,534	111,666	2,420	6,227

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRENG		WRGBP		WRGNR		WRGP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$12,231	-	57,331	63,261	17,876	10,402	-	-
Realized gain (loss) on investments	(642,444)	(635,047)	62,475	52,107	(245,526)	(154,671)	(2,317)	7
Change in unrealized gain (loss) on investments	79,952	763,081	(9,300)	42,203	73,839	227,522	(1,192)	1,036
Reinvested capital gains	-	-	-	-	-	-	-	4,364

Net increase (decrease) in contract owners’ equity resulting from operations	(550,261)	128,034	110,506	157,571	(153,811)	83,253	(3,509)	5,407

Equity transactions:
Purchase payments received from contract owners (note 4)	18,594	52,688	33,309	75,804	14,150	11,683	-	-
Transfers between funds	(677,563)	374,257	54,165	(143,214)	(113,645)	133,044	(16,509)	-
Redemptions (notes 2, 3, and 4)	(72,846)	(122,956)	(120,941)	(282,793)	(122,740)	(69,219)	(53)	(185)
Adjustments to maintain reserves	(5)	(2)	-	3	(1)	1	(1)	-

Net equity transactions	(731,820)	303,987	(33,467)	(350,200)	(222,236)	75,509	(16,563)	(185)

Net change in contract owners’ equity	(1,282,081)	432,021	77,039	(192,629)	(376,047)	158,762	(20,072)	5,222
Contract owners’ equity at beginning of period	1,863,394	1,431,373	1,347,349	1,539,978	1,063,326	904,564	20,072	14,850

Contract owners’ equity at end of period	$581,313	1,863,394	1,424,388	1,347,349	687,279	1,063,326	-	20,072

CHANGE IN UNITS:
Beginning units	224,838	177,866	104,842	131,049	153,471	142,771	504	509
Units purchased	951,510	298,999	214,442	221,118	143,382	151,456	-	-
Units redeemed	(1,065,835)	(252,027)	(216,722)	(247,325)	(185,150)	(140,756)	(504)	(5)

Ending units	110,513	224,838	102,562	104,842	111,703	153,471	-	504

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRHIP		WRLTBP		WRMCG		WRSTP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$835,376	1,180,053	111,035	62,231	-	-	-	-
Realized gain (loss) on investments	(982,585)	60,978	56,931	16,825	533,778	514,717	176,626	100,250
Change in unrealized gain (loss) on investments	1,945,049	662,491	(29,434)	71,170	3,922,449	691,528	1,365,970	1,053,690
Reinvested capital gains	-	-	-	-	714,511	1,386,518	969,168	660,127

Net increase (decrease) in contract owners’ equity resulting from operations	1,797,840	1,903,522	138,532	150,226	5,170,738	2,592,763	2,511,764	1,814,067

Equity transactions:
Purchase payments received from contract owners (note 4)	34,772	554,706	49,543	143,329	770,999	276,211	147,733	85,422
Transfers between funds	5,236,440	2,484,459	1,093,618	(167,084)	4,393,986	285,180	(112,040)	2,270,208
Redemptions (notes 2, 3, and 4)	(668,777)	(1,083,011)	(275,562)	(553,539)	(729,634)	(509,565)	(532,264)	(263,833)
Adjustments to maintain reserves	(13)	(6)	2	1	19	(1)	54	-

Net equity transactions	4,602,422	1,956,148	867,601	(577,293)	4,435,370	51,825	(496,517)	2,091,797

Net change in contract owners’ equity	6,400,262	3,859,670	1,006,133	(427,067)	9,606,108	2,644,588	2,015,247	3,905,864
Contract owners’ equity at beginning of period	17,430,750	13,571,080	3,582,166	4,009,233	9,029,750	6,385,162	7,423,897	3,518,033

Contract owners’ equity at end of period	$23,831,012	17,430,750	4,588,299	3,582,166	18,635,858	9,029,750	9,439,144	7,423,897

CHANGE IN UNITS:
Beginning units	836,508	725,767	325,739	379,991	243,496	234,789	176,695	123,621
Units purchased	1,776,169	1,202,619	384,038	235,676	356,815	169,643	181,614	348,878
Units redeemed	(1,536,268)	(1,091,878)	(308,940)	(289,928)	(264,983)	(160,936)	(185,909)	(295,804)

Ending units	1,076,409	836,508	400,837	325,739	335,328	243,496	172,400	176,695

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRVP		JABIN		JAEI		JAFBS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$19,844	19,436	964,010	871,428	34,600	101,109	537,363	572,129
Realized gain (loss) on investments	(143,260)	(36,783)	3,213,258	1,243,135	2,109,287	3,969,350	183,442	(88,349)
Change in unrealized gain (loss) on investments	(26,087)	220,653	2,281,058	5,779,893	1,644,829	6,951,487	1,353,154	1,343,436
Reinvested capital gains	41,465	132,464	833,945	1,189,213	3,522,941	2,756,948	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(108,038)	335,770	7,292,271	9,083,669	7,311,657	13,778,894	2,073,959	1,827,216

Equity transactions:
Purchase payments received from contract owners (note 4)	40,593	1,127	1,676,568	1,183,584	970,727	1,180,687	(95,695)	431,585
Transfers between funds	(1,251,387)	1,064,622	3,341,501	2,866,628	(10,165,379)	11,162,674	6,595,167	(1,377,211)
Redemptions (notes 2, 3, and 4)	(86,088)	(151,760)	(2,584,842)	(3,275,381)	(3,388,576)	(2,719,611)	(2,218,773)	(3,066,814)
Adjustments to maintain reserves	13	-	(173)	32	894	9	94	7

Net equity transactions	(1,296,869)	913,989	2,433,054	774,863	(12,582,334)	9,623,759	4,280,793	(4,012,433)

Net change in contract owners’ equity	(1,404,907)	1,249,759	9,725,325	9,858,532	(5,270,677)	23,402,653	6,354,752	(2,185,217)
Contract owners’ equity at beginning of period	2,091,899	842,140	50,470,217	40,611,685	59,066,727	35,664,074	19,699,146	21,884,363

Contract owners’ equity at end of period	$686,992	2,091,899	60,195,542	50,470,217	53,796,050	59,066,727	26,053,898	19,699,146

CHANGE IN UNITS:
Beginning units	77,095	40,409	1,853,292	1,809,544	1,352,738	1,107,368	1,589,099	1,927,852
Units purchased	18,072	119,289	820,587	594,780	428,944	782,307	777,434	385,610
Units redeemed	(69,970)	(82,603)	(723,814)	(551,032)	(726,510)	(536,937)	(459,507)	(724,363)

Ending units	25,197	77,095	1,950,065	1,853,292	1,055,172	1,352,738	1,907,026	1,589,099

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAFRIN		JAGRIN		JAGTS		JAIG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$35,927	17,881	40,235	61,626	7	-	59,433	97,864
Realized gain (loss) on investments	818,506	438,095	57,739	46,782	1,501	9,586	58,824	(116,372)
Change in unrealized gain (loss) on investments	2,339,522	1,572,933	539,299	846,471	71,811	40,412	500,411	1,205,901
Reinvested capital gains	929,818	1,084,626	281,561	356,372	19,220	13,374	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,123,773	3,113,535	918,834	1,311,251	92,539	63,372	618,668	1,187,393

Equity transactions:
Purchase payments received from contract owners (note 4)	304,357	146,162	53,474	456,419	-	-	262,760	100,596
Transfers between funds	186,918	2,232,400	(617,543)	2,121,519	-	-	(583,405)	1,792,527
Redemptions (notes 2, 3, and 4)	(933,177)	(488,346)	(97,581)	(384,561)	(3,382)	(28,662)	(273,797)	(382,131)
Adjustments to maintain reserves	(728)	(4)	9	-	21	1	10	(3)

Net equity transactions	(442,630)	1,890,212	(661,641)	2,193,377	(3,361)	(28,661)	(594,432)	1,510,989

Net change in contract owners’ equity	3,681,143	5,003,747	257,193	3,504,628	89,178	34,711	24,236	2,698,382
Contract owners’ equity at beginning of period	12,299,889	7,296,142	6,525,915	3,021,287	184,457	149,746	6,420,148	3,721,766

Contract owners’ equity at end of period	$15,981,032	12,299,889	6,783,108	6,525,915	273,635	184,457	6,444,384	6,420,148

CHANGE IN UNITS:
Beginning units	336,032	267,416	280,923	168,891	4,890	5,749	422,884	311,582
Units purchased	202,641	431,940	93,956	221,330	-	-	307,501	271,369
Units redeemed	(228,816)	(363,324)	(131,004)	(109,298)	(77)	(859)	(364,508)	(160,067)

Ending units	309,857	336,032	243,875	280,923	4,813	4,890	365,877	422,884

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JARIN		JIULVV		JMCVIN		JHEVTN
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$24,919	27,499	101,831	82,872	234,823	211,049	352,689	497,584
Realized gain (loss) on investments	519,540	282,679	(473,127)	359,820	(828,272)	(147,151)	(1,852,887)	(365,276)
Change in unrealized gain (loss) on investments	672,299	803,015	(318,394)	454,971	567,617	2,941,585	1,646,476	1,382,999
Reinvested capital gains	466,658	619,455	408,477	156,360	337,277	1,288,421	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,683,416	1,732,648	(281,213)	1,054,023	311,445	4,293,904	146,278	1,515,307

Equity transactions:
Purchase payments received from contract owners (note 4)	69,827	35,003	115,510	215,639	732,088	316,999	649,248	538,102
Transfers between funds	(458,739)	(191,518)	(2,001,586)	4,276,381	4,220,729	1,504,094	(1,056,047)	4,309,133
Redemptions (notes 2, 3, and 4)	(506,082)	(296,492)	(304,737)	(1,261,840)	(991,318)	(1,087,243)	(795,083)	(1,069,271)
Adjustments to maintain reserves	56	3	10	(2)	132	1	598	(8)

Net equity transactions	(894,938)	(453,004)	(2,190,803)	3,230,178	3,961,631	733,851	(1,201,284)	3,777,956

Net change in contract owners’ equity	788,478	1,279,644	(2,472,016)	4,284,201	4,273,076	5,027,755	(1,055,006)	5,293,263
Contract owners’ equity at beginning of period	6,086,596	4,806,952	7,205,660	2,921,459	18,737,257	13,709,502	18,191,898	12,898,635

Contract owners’ equity at end of period	$6,875,074	6,086,596	4,733,644	7,205,660	23,010,333	18,737,257	17,136,892	18,191,898

CHANGE IN UNITS:
Beginning units	186,539	197,788	492,568	256,316	813,331	772,726	1,315,978	1,033,777
Units purchased	109,370	33,350	315,608	667,572	480,439	363,696	517,982	718,163
Units redeemed	(136,651)	(44,599)	(495,322)	(431,320)	(298,012)	(323,091)	(629,330)	(435,962)

Ending units	159,258	186,539	312,854	492,568	995,758	813,331	1,204,630	1,315,978

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JPIGA2		JPIIB2		LZREMS		LZRGDM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$165,227	219,994	182,690	174,934	718,359	285,766	5,700	1,332
Realized gain (loss) on investments	5,820	28,751	(96,207)	531	(1,838,065)	247,125	(167,791)	40,412
Change in unrealized gain (loss) on investments	1,274,768	1,249,531	35,166	538,892	(499,581)	4,808,772	63,996	370,127
Reinvested capital gains	88,568	-	-	14,724	-	-	9,899	3,859

Net increase (decrease) in contract owners’ equity resulting from operations	1,534,383	1,498,276	121,649	729,081	(1,619,287)	5,341,663	(88,196)	415,730

Equity transactions:
Purchase payments received from contract owners (note 4)	567,860	220,000	188,874	105,076	457,427	358,258	11,429	61,247
Transfers between funds	(875,709)	2,942,839	(713,728)	1,152,201	(2,636,223)	982,481	212,790	450,633
Redemptions (notes 2, 3, and 4)	(646,046)	(220,455)	(627,842)	(436,539)	(1,277,401)	(1,482,118)	(304,641)	(521,496)
Adjustments to maintain reserves	(617)	(5)	(43)	(2)	2,168	3	(592)	(1)

Net equity transactions	(954,512)	2,942,379	(1,152,739)	820,736	(3,454,029)	(141,376)	(81,014)	(9,617)

Net change in contract owners’ equity	579,871	4,440,655	(1,031,090)	1,549,817	(5,073,316)	5,200,287	(169,210)	406,113
Contract owners’ equity at beginning of period	12,369,960	7,929,305	6,267,691	4,717,874	34,625,234	29,424,947	2,709,505	2,303,392

Contract owners’ equity at end of period	$12,949,831	12,369,960	5,236,601	6,267,691	29,551,918	34,625,234	2,540,295	2,709,505

CHANGE IN UNITS:
Beginning units	941,716	704,338	500,428	429,598	1,234,555	1,238,618	162,600	157,410
Units purchased	399,464	446,354	201,587	208,362	411,564	364,838	126,346	46,333
Units redeemed	(484,991)	(208,976)	(303,720)	(137,532)	(584,072)	(368,901)	(142,671)	(41,143)

Ending units	856,189	941,716	398,295	500,428	1,062,047	1,234,555	146,275	162,600

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LZRIES		LZRUSM		LPVCAI		LPVCII
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$214,645	36,635	7,777	-	25,170	37,288	143,850	163,080
Realized gain (loss) on investments	(708,280)	(1,330,271)	(271,407)	(51,354)	(144,173)	(65,547)	(185,272)	579,175
Change in unrealized gain (loss) on investments	764,065	3,249,712	107,938	921,364	253,219	863,399	469,224	951,688
Reinvested capital gains	314,510	-	297,237	72,661	294,491	71,230	89,694	835,230

Net increase (decrease) in contract owners’ equity resulting from operations	584,940	1,956,076	141,545	942,671	428,707	906,370	517,496	2,529,173

Equity transactions:
Purchase payments received from contract owners (note 4)	283,862	151,402	125,850	66,386	474	4,374	114,445	145,594
Transfers between funds	131,390	(650,806)	106,280	900,707	(929,072)	(408,166)	(1,349,140)	2,798,926
Redemptions (notes 2, 3, and 4)	(551,521)	(473,242)	(180,580)	(120,358)	(210,749)	(284,611)	(733,774)	(752,422)
Adjustments to maintain reserves	(5,182)	(1)	(4,570)	(1)	38	(1)	26	1

Net equity transactions	(141,451)	(972,647)	46,980	846,734	(1,139,309)	(688,404)	(1,968,443)	2,192,099

Net change in contract owners’ equity	443,489	983,429	188,525	1,789,405	(710,602)	217,966	(1,450,947)	4,721,272
Contract owners’ equity at beginning of period	10,970,555	9,987,126	4,773,134	2,983,729	4,107,149	3,889,183	12,278,939	7,557,667

Contract owners’ equity at end of period	$11,414,044	10,970,555	4,961,659	4,773,134	3,396,547	4,107,149	10,827,992	12,278,939

CHANGE IN UNITS:
Beginning units	537,382	591,562	166,943	130,557	154,946	180,976	482,693	386,016
Units purchased	274,023	168,813	142,893	62,739	62,952	41,106	145,691	322,230
Units redeemed	(284,350)	(222,993)	(153,982)	(26,353)	(107,805)	(67,136)	(236,149)	(225,553)

Ending units	527,055	537,382	155,854	166,943	110,093	154,946	392,235	482,693

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LPVQD2		LVCLGI		SBVSG2		SBVHY
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$12,810	21,292	4,881	83,898	-	-	102,448	181,651
Realized gain (loss) on investments	(7,926)	(1,216)	2,888,326	701,770	(428,005)	(1,379,784)	414,329	48,686
Change in unrealized gain (loss) on investments	(91,805)	127,848	3,360,362	3,945,870	7,209,746	2,677,702	126,154	204,558
Reinvested capital gains	-	-	1,044,615	1,155,628	2,354,842	1,215,646	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(86,921)	147,924	7,298,184	5,887,166	9,136,583	2,513,564	642,931	434,895

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	611,027	363,661	1,322,021	487,110	130,853	73,824
Transfers between funds	(129,707)	(1,807)	(4,361,659)	3,504,605	15,098,268	1,401,180	(1,719,443)	467,355
Redemptions (notes 2, 3, and 4)	(100,633)	(35,973)	(1,795,727)	(1,199,539)	(1,312,279)	(335,749)	(160,624)	(155,939)
Adjustments to maintain reserves	5	(1)	(3,622)	-	887	(3)	(1)	-

Net equity transactions	(230,335)	(37,781)	(5,549,981)	2,668,727	15,108,897	1,552,538	(1,749,215)	385,240

Net change in contract owners’ equity	(317,256)	110,143	1,748,203	8,555,893	24,245,480	4,066,102	(1,106,284)	820,135
Contract owners’ equity at beginning of period	1,080,521	970,378	26,304,369	17,748,476	13,386,123	9,320,021	3,869,130	3,048,995

Contract owners’ equity at end of period	$763,265	1,080,521	28,052,572	26,304,369	37,631,603	13,386,123	2,762,846	3,869,130

CHANGE IN UNITS:
Beginning units	78,800	81,501	764,236	680,696	551,123	496,055	163,955	146,035
Units purchased	11,080	1,052	165,664	250,876	1,309,781	552,856	711,526	239,564
Units redeemed	(27,243)	(3,753)	(310,130)	(167,336)	(774,323)	(497,788)	(764,084)	(221,644)

Ending units	62,637	78,800	619,770	764,236	1,086,581	551,123	111,397	163,955

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LOVBD		LOVCDG		LOVGI		MNCPS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,157,188	1,061,144	84,183	157,389	43,363	41,004	67,059	113,612
Realized gain (loss) on investments	(558,134)	(436,114)	(47,849)	(164,619)	(225,109)	(47,428)	105,655	(80,036)
Change in unrealized gain (loss) on investments	1,270,193	2,118,390	901,761	1,475,135	340,088	369,567	3,582,597	471,765
Reinvested capital gains	-	-	161,973	498,757	-	173,223	161,282	881,552

Net increase (decrease) in contract owners’ equity resulting from operations	1,869,247	2,743,420	1,100,068	1,966,662	158,342	536,366	3,916,593	1,386,893

Equity transactions:
Purchase payments received from contract owners (note 4)	1,732,814	765,780	1,178,305	289,567	-	13,000	651,965	375,955
Transfers between funds	3,294,112	6,215,516	(2,676,812)	1,261,464	42,293	(157,185)	7,576,049	5,156,888
Redemptions (notes 2, 3, and 4)	(2,368,155)	(982,469)	(615,583)	(384,006)	(34,929)	(35,179)	(1,618,857)	(405,524)
Adjustments to maintain reserves	2,870	3	1,326	-	4	-	99	(20,696)

Net equity transactions	2,661,641	5,998,830	(2,112,764)	1,167,025	7,368	(179,364)	6,609,256	5,106,623

Net change in contract owners’ equity	4,530,888	8,742,250	(1,012,696)	3,133,687	165,710	357,002	10,525,849	6,493,516
Contract owners’ equity at beginning of period	27,861,747	19,119,497	10,558,699	7,425,012	2,646,536	2,289,534	10,612,118	4,118,602

Contract owners’ equity at end of period	$32,392,635	27,861,747	9,546,003	10,558,699	2,812,246	2,646,536	21,137,967	10,612,118

CHANGE IN UNITS:
Beginning units	1,305,748	1,017,759	325,033	288,472	101,377	107,436	840,576	398,544
Units purchased	1,639,267	928,412	97,992	113,836	54,233	18,409	2,565,226	914,844
Units redeemed	(1,531,367)	(640,423)	(165,001)	(77,275)	(50,660)	(24,468)	(2,172,011)	(472,812)

Ending units	1,413,648	1,305,748	258,024	325,033	104,950	101,377	1,233,791	840,576

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MEGSS		MNDSC		MVFSC		DTRTFY
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	-	-	77,268	65,016	798,959	701,645
Realized gain (loss) on investments	488,510	22,628	2,654	-	75,667	7,252	260,255	56,660
Change in unrealized gain (loss) on investments	2,008,804	539,337	615,672	-	112,459	577,456	(25,849)	181,100
Reinvested capital gains	888,216	288,446	147,519	-	259,671	156,219	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,385,530	850,411	765,845	-	525,065	805,943	1,033,365	939,405

Equity transactions:
Purchase payments received from contract owners (note 4)	681,690	182,245	176,356	-	403,596	130,911	1,817,093	1,433,487
Transfers between funds	7,076,992	2,109,120	3,998,823	-	361,963	2,522,281	9,376,368	13,042,310
Redemptions (notes 2, 3, and 4)	(578,935)	(141,520)	(29,379)	-	(157,588)	(103,291)	(1,336,166)	(1,261,837)
Adjustments to maintain reserves	(17,326)	-	5	-	50	-	305	2

Net equity transactions	7,162,421	2,149,845	4,145,805	-	608,021	2,549,901	9,857,600	13,213,962

Net change in contract owners’ equity	10,547,951	3,000,256	4,911,650	-	1,133,086	3,355,844	10,890,965	14,153,367
Contract owners’ equity at beginning of period	4,500,798	1,500,542	-	-	5,224,928	1,869,084	22,578,948	8,425,581

Contract owners’ equity at end of period	$15,048,749	4,500,798	4,911,650	-	6,358,014	5,224,928	33,469,913	22,578,948

CHANGE IN UNITS:
Beginning units	242,487	110,706	-	-	353,145	162,827	2,110,164	840,718
Units purchased	607,297	220,264	310,097	-	369,380	221,647	2,089,037	1,730,193
Units redeemed	(235,132)	(88,483)	(11,655)	-	(305,540)	(31,329)	(1,185,790)	(460,747)

Ending units	614,652	242,487	298,442	-	416,985	353,145	3,013,411	2,110,164

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVEXD		GVIXY		MCIFD		NJMMAY
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,688,660	1,470,111	1,548,798	1,653,686	216,869	291,659	(385)	-
Realized gain (loss) on investments	1,076,556	2,334,001	(1,688,221)	(303,138)	(5,343,404)	(650,136)	489	-
Change in unrealized gain (loss) on investments	10,039,922	8,326,250	4,609,039	7,218,761	4,623,356	1,427,125	8,918	-
Reinvested capital gains	1,879,006	2,789,984	1,751,586	94,579	964,608	3,351,724	643	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,684,144	14,920,346	6,221,202	8,663,888	461,429	4,420,372	9,665	-

Equity transactions:
Purchase payments received from contract owners (note 4)	2,970,868	3,035,141	1,334,254	1,806,429	663,103	944,449	45,887	-
Transfers between funds	12,581,397	37,906,120	15,340,691	11,287,409	(9,802,498)	17,071,467	209,713	-
Redemptions (notes 2, 3, and 4)	(4,035,791)	(4,056,803)	(1,928,971)	(2,927,914)	(1,602,150)	(1,218,738)	(5,136)	-
Adjustments to maintain reserves	(150)	(9)	(996)	(14)	770	(4)	3	-

Net equity transactions	11,516,324	36,884,449	14,744,978	10,165,910	(10,740,775)	16,797,174	250,467	-

Net change in contract owners’ equity	26,200,468	51,804,795	20,966,180	18,829,798	(10,279,346)	21,217,546	260,132	-
Contract owners’ equity at beginning of period	86,580,621	34,775,826	53,656,747	34,826,949	35,528,500	14,310,954	-	-

Contract owners’ equity at end of period	$112,781,089	86,580,621	74,622,927	53,656,747	25,249,154	35,528,500	260,132	-

CHANGE IN UNITS:
Beginning units	4,305,804	2,200,328	4,343,363	3,417,962	2,014,854	1,005,067	-	-
Units purchased	6,321,819	5,504,973	3,236,140	2,609,695	1,208,964	1,659,534	26,570	-
Units redeemed	(5,874,724)	(3,399,497)	(1,948,608)	(1,684,294)	(1,933,262)	(649,747)	(1,872)	-

Ending units	4,752,899	4,305,804	5,630,895	4,343,363	1,290,556	2,014,854	24,698	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVBXD		NVDCAP		NVFIY		NVGEY
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$477,029	248,048	-	-	19,980	22,554	20,591	1,504
Realized gain (loss) on investments	600,710	111,051	26	-	22,515	109	57,428	14,331
Change in unrealized gain (loss) on investments	(180,765)	238,489	47,564	-	(4,536)	(7,564)	261,850	(737)
Reinvested capital gains	-	-	-	-	2,596	4,330	15	143

Net increase (decrease) in contract owners’ equity resulting from operations	896,974	597,588	47,590	-	40,555	19,429	339,884	15,241

Equity transactions:
Purchase payments received from contract owners (note 4)	608,620	535,724	7,879	-	161,736	34,897	276,206	12,000
Transfers between funds	12,606,854	5,874,179	569,776	-	520,152	784,070	789,652	1,688
Redemptions (notes 2, 3, and 4)	(774,278)	(975,742)	(1,047)	-	(99,007)	(2,713)	(6,571)	(318)
Adjustments to maintain reserves	75	5	11	-	(7)	-	(10)	-

Net equity transactions	12,441,271	5,434,166	576,619	-	582,874	816,254	1,059,277	13,370

Net change in contract owners’ equity	13,338,245	6,031,754	624,209	-	623,429	835,683	1,399,161	28,611
Contract owners’ equity at beginning of period	10,473,840	4,442,086	-	-	835,683	-	28,611	-

Contract owners’ equity at end of period	$23,812,085	10,473,840	624,209	-	1,459,112	835,683	1,427,772	28,611

CHANGE IN UNITS:
Beginning units	863,517	388,062	-	-	79,021	-	2,628	-
Units purchased	2,354,097	940,486	57,791	-	291,210	79,278	421,897	44,942
Units redeemed	(1,461,843)	(465,031)	(119)	-	(241,705)	(256)	(311,372)	(42,314)

Ending units	1,755,771	863,517	57,672	-	128,526	79,021	113,153	2,628

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVIDMP		NVMIVX		NVMMV1		NVNSR1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	-	-	37,079	69,238	25,100	11,256
Realized gain (loss) on investments	2,395	-	102	-	(821,094)	(129,818)	(18,221)	(17,142)
Change in unrealized gain (loss) on investments	158,938	-	161,253	-	538,465	35,133	288,543	89,360
Reinvested capital gains	-	-	-	-	-	504,039	170,343	79,760

Net increase (decrease) in contract owners’ equity resulting from operations	161,333	-	161,355	-	(245,550)	478,592	465,765	163,234

Equity transactions:
Purchase payments received from contract owners (note 4)	18,750	-	-	-	(1,012)	354,367	94,285	292,384
Transfers between funds	2,192,327	-	903,152	-	(200,306)	787,217	1,561,917	773,626
Redemptions (notes 2, 3, and 4)	(296)	-	(1,002)	-	(866,105)	(200,958)	(71,793)	(45,485)
Adjustments to maintain reserves	(7)	-	(6)	-	18	1	29	2

Net equity transactions	2,210,774	-	902,144	-	(1,067,405)	940,627	1,584,438	1,020,527

Net change in contract owners’ equity	2,372,107	-	1,063,499	-	(1,312,955)	1,419,219	2,050,203	1,183,761
Contract owners’ equity at beginning of period	-	-	-	-	3,031,642	1,612,423	1,486,686	302,925

Contract owners’ equity at end of period	$2,372,107	-	1,063,499	-	1,718,687	3,031,642	3,536,889	1,486,686

CHANGE IN UNITS:
Beginning units	-	-	-	-	259,579	171,155	112,725	28,942
Units purchased	228,213	-	90,356	-	29,255	122,132	152,197	95,851
Units redeemed	(7,027)	-	(90)	-	(140,081)	(33,708)	(28,316)	(12,068)

Ending units	221,186	-	90,266	-	148,753	259,579	236,606	112,725

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVSIXD		SAMY		TRF		AMCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$545,006	412,003	187,888	361,140	44,738	3,302	-	-
Realized gain (loss) on investments	(8,808,982)	(1,229,953)	-	-	2,800	1,034	73,314	174,710
Change in unrealized gain (loss) on investments	19,151,011	(4,555,648)	-	-	320,042	19,031	911,502	410,274
Reinvested capital gains	2,217,591	12,314,123	-	-	37,626	5,430	159,736	236,764

Net increase (decrease) in contract owners’ equity resulting from operations	13,104,626	6,940,525	187,888	361,140	405,206	28,797	1,144,552	821,748

Equity transactions:
Purchase payments received from contract owners (note 4)	1,685,922	2,093,650	349,809,452	206,398,499	18,989	23,381	89,296	90,060
Transfers between funds	16,637,884	16,636,213	(237,441,226)	(152,297,911)	3,832,888	287,848	376,090	1,267,722
Redemptions (notes 2, 3, and 4)	(2,985,743)	(2,126,738)	(30,810,646)	(9,345,270)	(16,607)	(2,666)	(328,552)	(516,881)
Adjustments to maintain reserves	(321)	(7)	352	1,169	-	(1)	21	(2)

Net equity transactions	15,337,742	16,603,118	81,557,932	44,756,487	3,835,270	308,562	136,855	840,899

Net change in contract owners’ equity	28,442,368	23,543,643	81,745,820	45,117,627	4,240,476	337,359	1,281,407	1,662,647
Contract owners’ equity at beginning of period	46,109,614	22,565,971	45,117,627	-	379,496	42,137	3,695,539	2,032,892

Contract owners’ equity at end of period	$74,551,982	46,109,614	126,863,447	45,117,627	4,619,972	379,496	4,976,946	3,695,539

CHANGE IN UNITS:
Beginning units	2,897,371	1,721,930	4,437,054	-	29,441	4,227	85,173	61,901
Units purchased	2,459,185	1,949,806	76,111,515	31,847,690	307,096	28,281	52,752	164,023
Units redeemed	(1,393,460)	(774,365)	(68,108,104)	(27,410,636)	(11,739)	(3,067)	(53,358)	(140,751)

Ending units	3,963,096	2,897,371	12,440,465	4,437,054	324,798	29,441	84,567	85,173

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMRI		AMSRS		AMTB		NBARMS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$32,857	33,187	12,747	15,736	138,598	110,709	5,170	857
Realized gain (loss) on investments	(1,810,072)	(134,216)	(9,644)	103,155	(248,288)	(7,845)	37,359	(19,101)
Change in unrealized gain (loss) on investments	1,291,523	269,597	257,793	123,650	157,818	102,107	(30,330)	120,577
Reinvested capital gains	-	539,809	87,556	209,624	-	-	42,648	-

Net increase (decrease) in contract owners’ equity resulting from operations	(485,692)	708,377	348,452	452,165	48,128	204,971	54,847	102,333

Equity transactions:
Purchase payments received from contract owners (note 4)	37,924	196,218	3,600	10,991	121,234	32,686	117,518	13,701
Transfers between funds	(746,209)	145,956	(578,581)	1,155,016	1,125,114	457,213	(46,309)	(63,712)
Redemptions (notes 2, 3, and 4)	(109,675)	(283,732)	(51,347)	(78,373)	(791,443)	(303,953)	(100,040)	(161,376)
Adjustments to maintain reserves	530	2	13	-	(20)	1	(1)	(2)

Net equity transactions	(817,430)	58,444	(626,315)	1,087,634	454,885	185,947	(28,832)	(211,389)

Net change in contract owners’ equity	(1,303,122)	766,821	(277,863)	1,539,799	503,013	390,918	26,015	(109,056)
Contract owners’ equity at beginning of period	4,902,956	4,136,135	2,521,838	982,039	5,705,039	5,314,121	684,371	793,427

Contract owners’ equity at end of period	$3,599,834	4,902,956	2,243,975	2,521,838	6,208,052	5,705,039	710,386	684,371

CHANGE IN UNITS:
Beginning units	179,060	175,787	74,742	36,639	441,120	425,344	64,677	86,548
Units purchased	135,644	72,753	690	143,004	1,073,714	333,948	86,268	57,709
Units redeemed	(178,780)	(69,480)	(19,807)	(104,901)	(1,051,258)	(318,172)	(88,883)	(79,580)

Ending units	135,924	179,060	55,625	74,742	463,576	441,120	62,062	64,677

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	HVDCT		NO7TB		NO7TB3		NOTAG1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,658	150,003	139	120	16,776	21,752	1,067	1,199
Realized gain (loss) on investments	(285,012)	16,057	31	122	(64,538)	16,882	13	6,878
Change in unrealized gain (loss) on investments	175,231	(69,554)	(83)	1,010	(12,739)	113,855	8,385	9,236
Reinvested capital gains	-	-	213	214	22,125	30,336	756	2,810

Net increase (decrease) in contract owners’ equity resulting from operations	(105,123)	96,506	300	1,466	(38,376)	182,825	10,221	20,123

Equity transactions:
Purchase payments received from contract owners (note 4)	1,832	217	-	-	48,860	(47,983)	-	-
Transfers between funds	(4,005,018)	5,942,389	-	-	(614,155)	162,602	-	(30,800)
Redemptions (notes 2, 3, and 4)	(527,088)	(680,200)	(1,743)	(1,765)	(63,372)	(70,626)	(79)	(90)
Adjustments to maintain reserves	(49)	-	(6)	-	7	2	(3)	-

Net equity transactions	(4,530,323)	5,262,406	(1,749)	(1,765)	(628,660)	43,995	(82)	(30,890)

Net change in contract owners’ equity	(4,635,446)	5,358,912	(1,449)	(299)	(667,036)	226,820	10,139	(10,767)
Contract owners’ equity at beginning of period	5,358,912	-	10,200	10,499	1,434,635	1,207,815	79,207	89,974

Contract owners’ equity at end of period	$723,466	5,358,912	8,751	10,200	767,599	1,434,635	89,346	79,207

CHANGE IN UNITS:
Beginning units	528,746	-	845	999	124,148	120,318	4,121	5,837
Units purchased	335,053	697,021	-	-	11,119	30,370	-	-
Units redeemed	(793,262)	(168,275)	(156)	(154)	(72,247)	(26,540)	(5)	(1,716)

Ending units	70,537	528,746	689	845	63,020	124,148	4,116	4,121

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NOTAG2		NOTB1		NOTB2		NOTBBA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$443	254	3,476	3,331	18,859	18,090	210,619	183,505
Realized gain (loss) on investments	542	(3)	12	1,496	(4,781)	2,101	(114,785)	(1,114,861)
Change in unrealized gain (loss) on investments	10,591	1,698	3,216	20,509	21,098	58,867	(28,855)	1,212,046
Reinvested capital gains	353	679	1,896	3,792	11,581	23,311	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,929	2,628	8,600	29,128	46,757	102,369	66,979	280,690

Equity transactions:
Purchase payments received from contract owners (note 4)	700	-	-	-	58,128	23,390	878,660	59,902
Transfers between funds	175,081	34,313	-	-	17,789	135,438	5,768,477	(4,316,769)
Redemptions (notes 2, 3, and 4)	(405)	(53)	(240)	(134,884)	(77,597)	(4,381)	(1,456,522)	(1,499,908)
Adjustments to maintain reserves	(4)	-	(2)	(1)	(2)	-	12	1

Net equity transactions	175,372	34,260	(242)	(134,885)	(1,682)	154,447	5,190,627	(5,756,774)

Net change in contract owners’ equity	187,301	36,888	8,358	(105,757)	45,075	256,816	5,257,606	(5,476,084)
Contract owners’ equity at beginning of period	36,888	-	139,757	245,514	909,668	652,852	4,194,662	9,670,746

Contract owners’ equity at end of period	$224,189	36,888	148,115	139,757	954,743	909,668	9,452,268	4,194,662

CHANGE IN UNITS:
Beginning units	3,408	-	9,329	18,814	62,539	51,515	386,141	915,476
Units purchased	15,700	3,424	-	-	7,728	25,455	2,503,374	389,524
Units redeemed	(727)	(16)	(17)	(9,485)	(8,649)	(14,431)	(2,040,785)	(918,859)

Ending units	18,381	3,408	9,312	9,329	61,618	62,539	848,730	386,141

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NOTBE2		NOTC1		NOTC2		NOTG1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,902	-	-	529	17,410	14,321	656,153	614,038
Realized gain (loss) on investments	1,165	-	(3,690)	(4)	24,741	(399)	40,049	180,281
Change in unrealized gain (loss) on investments	20,240	-	(398)	2,231	64,842	55,364	711,787	1,868,435
Reinvested capital gains	112	-	-	290	1,608	8,732	-	1,834,130

Net increase (decrease) in contract owners’ equity resulting from operations	26,419	-	(4,088)	3,046	108,601	78,018	1,407,989	4,496,884

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	(32)	316,950	-	-
Transfers between funds	357,497	-	(24,058)	-	511,540	18,388	156,287	(250,000)
Redemptions (notes 2, 3, and 4)	(53,295)	-	(70)	(270)	(559,849)	(14,125)	(2,846,260)	(1,424,177)
Adjustments to maintain reserves	1	-	2	(1)	(6)	(1)	44	2

Net equity transactions	304,203	-	(24,126)	(271)	(48,347)	321,212	(2,689,929)	(1,674,175)

Net change in contract owners’ equity	330,622	-	(28,214)	2,775	60,254	399,230	(1,281,940)	2,822,709
Contract owners’ equity at beginning of period	-	-	28,214	25,439	984,779	585,549	29,832,574	27,009,865

Contract owners’ equity at end of period	$330,622	-	-	28,214	1,045,033	984,779	28,550,634	29,832,574

CHANGE IN UNITS:
Beginning units	-	-	1,985	2,005	71,255	47,488	2,150,655	2,280,001
Units purchased	33,422	-	-	2	59,340	25,887	68,416	6,873
Units redeemed	(4,795)	-	(1,985)	(22)	(60,437)	(2,120)	(267,482)	(136,219)

Ending units	28,627	-	-	1,985	70,158	71,255	1,951,589	2,150,655

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NOTG2		NOTGR1		NOTGR2		NOTMD1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$14,236	12,824	19,026	33,682	2,811	968	10,764	30,286
Realized gain (loss) on investments	2,252	3,877	190,830	26,527	(4,129)	654	136,578	2,906
Change in unrealized gain (loss) on investments	18,541	20,414	(76,193)	267,327	27,973	8,131	(175,652)	228,819
Reinvested capital gains	-	43,319	6,950	65,245	1,037	2,096	1,253	38,796

Net increase (decrease) in contract owners’ equity resulting from operations	35,029	80,434	140,613	392,781	27,692	11,849	(27,057)	300,807

Equity transactions:
Purchase payments received from contract owners (note 4)	36,448	1,821	-	-	-	-	-	-
Transfers between funds	(38,347)	272,266	(858,505)	(30,170)	427,308	-	(822,171)	-
Redemptions (notes 2, 3, and 4)	(15,351)	(15,279)	(739)	(77,806)	(2,602)	(2,365)	(244,065)	(22,983)
Adjustments to maintain reserves	(1)	(2)	(4)	(1)	8	-	(6)	(1)

Net equity transactions	(17,251)	258,806	(859,248)	(107,977)	424,714	(2,365)	(1,066,242)	(22,984)

Net change in contract owners’ equity	17,778	339,240	(718,635)	284,804	452,406	9,484	(1,093,299)	277,823
Contract owners’ equity at beginning of period	699,850	360,610	2,076,073	1,791,269	63,824	54,340	1,869,082	1,591,259

Contract owners’ equity at end of period	$717,628	699,850	1,357,438	2,076,073	516,230	63,824	775,783	1,869,082

CHANGE IN UNITS:
Beginning units	49,331	29,978	105,934	111,841	3,342	3,474	114,004	115,587
Units purchased	3,168	23,285	-	4,228	25,826	-	-	-
Units redeemed	(4,396)	(3,932)	(44,046)	(10,135)	(4,959)	(132)	(72,294)	(1,583)

Ending units	48,103	49,331	61,888	105,934	24,209	3,342	41,710	114,004

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NOTMD2		NOTMG1		NOTMG2		NOTMR1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$15,611	650	26,907	26,218	15,382	16,284	5,803	6,550
Realized gain (loss) on investments	19,767	47	(3,189)	(1,705)	(5,542)	2,329	118	108
Change in unrealized gain (loss) on investments	150,229	12,375	29,199	92,582	10,853	62,156	29,379	43,562
Reinvested capital gains	1,992	912	9,011	45,306	5,791	31,934	125	7,904

Net increase (decrease) in contract owners’ equity resulting from operations	187,599	13,984	61,928	162,401	26,484	112,703	35,425	58,124

Equity transactions:
Purchase payments received from contract owners (note 4)	31,572	-	-	-	49,676	14,386	-	-
Transfers between funds	926,415	610,034	-	-	119,100	19,287	-	-
Redemptions (notes 2, 3, and 4)	(49,907)	(569)	(61,796)	(62,434)	(43,414)	(48,740)	(1,528)	(1,493)
Adjustments to maintain reserves	(5)	(2)	(6)	(1)	16	-	(5)	-

Net equity transactions	908,075	609,463	(61,802)	(62,435)	125,378	(15,067)	(1,533)	(1,493)

Net change in contract owners’ equity	1,095,674	623,447	126	99,966	151,862	97,636	33,892	56,631
Contract owners’ equity at beginning of period	659,039	35,592	1,114,915	1,014,949	796,323	698,687	416,175	359,544

Contract owners’ equity at end of period	$1,754,713	659,039	1,115,041	1,114,915	948,185	796,323	450,067	416,175

CHANGE IN UNITS:
Beginning units	40,153	2,578	70,813	75,155	51,753	52,685	28,988	29,088
Units purchased	92,160	37,610	-	586	19,136	2,476	-	-
Units redeemed	(35,648)	(35)	(4,125)	(4,928)	(12,724)	(3,408)	(100)	(100)

Ending units	96,665	40,153	66,688	70,813	58,165	51,753	28,888	28,988

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NOVPB1		NOVPDI		NOVPI2		NOVPM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	56,543	79,306	9,565	75,895	1,276	31,153
Realized gain (loss) on investments	(167,883)	(959,485)	(1,157,277)	(391,203)	(257,785)	9,250	(718,978)	(827,866)
Change in unrealized gain (loss) on investments	(1,120,676)	3,199,511	198,983	113,058	(45,125)	165,746	(95,707)	1,164,897
Reinvested capital gains	172,214	-	-	-	-	-	112,753	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,116,345)	2,240,026	(901,751)	(198,839)	(293,345)	250,891	(700,656)	368,184

Equity transactions:
Purchase payments received from contract owners (note 4)	208,870	29,192	56,156	393	237	24	23,614	23,996
Transfers between funds	(2,561,882)	2,232,654	(2,280,060)	(83,635)	(2,071,610)	97,109	(1,757,559)	(370,871)
Redemptions (notes 2, 3, and 4)	(958,783)	(3,792,358)	(565,021)	(1,389,295)	(288,261)	(661,623)	(452,416)	(1,068,967)
Adjustments to maintain reserves	6,413	(1)	(4)	1	(1)	(1)	(49)	(2)

Net equity transactions	(3,305,382)	(1,530,513)	(2,788,929)	(1,472,536)	(2,359,635)	(564,491)	(2,186,410)	(1,415,844)

Net change in contract owners’ equity	(4,421,727)	709,513	(3,690,680)	(1,671,375)	(2,652,980)	(313,600)	(2,887,066)	(1,047,660)
Contract owners’ equity at beginning of period	9,163,660	8,454,147	4,746,189	6,417,564	3,110,770	3,424,370	4,308,922	5,356,582

Contract owners’ equity at end of period	$4,741,933	9,163,660	1,055,509	4,746,189	457,790	3,110,770	1,421,856	4,308,922

CHANGE IN UNITS:
Beginning units	665,068	816,716	324,735	426,894	273,620	324,187	218,060	321,894
Units purchased	309,417	322,796	40,344	155,805	42,517	132,789	50,392	179,783
Units redeemed	(598,298)	(474,444)	(285,525)	(257,964)	(271,381)	(183,356)	(193,783)	(283,617)

Ending units	376,187	665,068	79,554	324,735	44,756	273,620	74,669	218,060

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMUBAM		PMVAAA		PMVAAI		PMVEBA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$291,611	583,096	523,566	345,670	13,462	-	1,337,262	1,407,828
Realized gain (loss) on investments	(190,533)	94,323	(606,750)	42,141	8	-	(1,395,043)	661,829
Change in unrealized gain (loss) on investments	255,443	(53,640)	812,303	924,591	70,867	-	929,391	1,982,472
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	356,521	623,779	729,119	1,312,402	84,337	-	871,610	4,052,129

Equity transactions:
Purchase payments received from contract owners (note 4)	1,892	146,172	408,544	228,523	-	-	677,554	337,593
Transfers between funds	(2,652,066)	685,433	(280,617)	399,206	486,110	-	(6,069,344)	8,209,327
Redemptions (notes 2, 3, and 4)	(1,057,416)	(912,398)	(536,516)	(867,129)	(140)	-	(1,207,006)	(1,570,681)
Adjustments to maintain reserves	848	5	39	(2)	1	-	(50)	(208)

Net equity transactions	(3,706,742)	(80,788)	(408,550)	(239,402)	485,971	-	(6,598,846)	6,976,031

Net change in contract owners’ equity	(3,350,221)	542,991	320,569	1,073,000	570,308	-	(5,727,236)	11,028,160
Contract owners’ equity at beginning of period	13,232,119	12,689,128	12,362,189	11,289,189	-	-	33,216,144	22,187,984

Contract owners’ equity at end of period	$9,881,898	13,232,119	12,682,758	12,362,189	570,308	-	27,488,908	33,216,144

CHANGE IN UNITS:
Beginning units	1,060,849	1,068,936	663,733	669,768	-	-	1,492,695	1,146,150
Units purchased	220,295	431,288	379,159	276,748	48,611	-	1,911,030	2,256,183
Units redeemed	(525,243)	(439,375)	(408,196)	(282,783)	(13)	-	(2,244,774)	(1,909,638)

Ending units	755,901	1,060,849	634,696	663,733	48,598	-	1,158,951	1,492,695

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVFBA		PMVFHA		PMVGBA		PMVHYA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$263,063	114,508	2,126,286	730,452	77,980	72,507	1,853,077	2,370,102
Realized gain (loss) on investments	(352,166)	(133,186)	291,832	175,295	(111,752)	(81,188)	303,189	1,464,026
Change in unrealized gain (loss) on investments	518,772	399,466	(760,443)	1,555,322	358,271	182,412	342,723	1,432,175
Reinvested capital gains	-	-	-	290,401	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	429,669	380,788	1,657,675	2,751,470	324,499	173,731	2,498,989	5,266,303

Equity transactions:
Purchase payments received from contract owners (note 4)	3,931	58,260	155,637	780,334	97,800	144,246	161,328	299,501
Transfers between funds	80,273	278,110	1,466,844	1,234,613	340,555	(41,652)	(18,350,435)	33,746,616
Redemptions (notes 2, 3, and 4)	(294,492)	(176,557)	(3,663,535)	(3,904,726)	(137,689)	(87,550)	(3,935,065)	(2,853,589)
Adjustments to maintain reserves	(13)	119	(114)	(23)	(17)	-	(964)	(300)

Net equity transactions	(210,301)	159,932	(2,041,168)	(1,889,802)	300,649	15,044	(22,125,136)	31,192,228

Net change in contract owners’ equity	219,368	540,720	(383,493)	861,668	625,148	188,775	(19,626,147)	36,458,531
Contract owners’ equity at beginning of period	5,936,940	5,396,220	38,903,962	38,042,294	3,048,501	2,859,726	58,181,085	21,722,554

Contract owners’ equity at end of period	$6,156,308	5,936,940	38,520,469	38,903,962	3,673,649	3,048,501	38,554,938	58,181,085

CHANGE IN UNITS:
Beginning units	407,468	396,374	1,895,479	1,993,390	176,407	175,618	2,538,639	1,093,728
Units purchased	210,254	117,905	1,054,516	1,119,847	78,182	51,903	7,328,832	6,043,456
Units redeemed	(236,276)	(106,811)	(1,159,421)	(1,217,758)	(59,156)	(51,114)	(8,273,179)	(4,598,545)

Ending units	381,446	407,468	1,790,574	1,895,479	195,433	176,407	1,594,292	2,538,639

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVID		PMVLDA		PMVLGA		PMVRRA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,489,242	3,791,813	380,553	902,928	340,850	284,052	427,001	472,779
Realized gain (loss) on investments	(1,203,303)	154,532	257,936	(144,080)	1,202,371	1,713,532	2,054,447	(52,951)
Change in unrealized gain (loss) on investments	2,153,182	4,558,097	239,768	533,404	269,847	(710,341)	575,659	1,891,464
Reinvested capital gains	361,900	-	-	-	179,955	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,801,021	8,504,442	878,257	1,292,252	1,993,023	1,287,243	3,057,107	2,311,292

Equity transactions:
Purchase payments received from contract owners (note 4)	4,845,177	2,764,578	552,334	366,668	508,213	943,989	182,961	125,395
Transfers between funds	10,002,932	30,978,846	3,353,794	(6,862,617)	1,658,463	1,188,214	4,678,341	(2,781,870)
Redemptions (notes 2, 3, and 4)	(9,952,209)	(4,750,357)	(2,477,355)	(1,895,412)	(1,683,241)	(1,073,419)	(2,872,497)	(2,887,703)
Adjustments to maintain reserves	184	(30)	178	12	(9,616)	(55)	27	14

Net equity transactions	4,896,084	28,993,037	1,428,951	(8,391,349)	473,819	1,058,729	1,988,832	(5,544,164)

Net change in contract owners’ equity	11,697,105	37,497,479	2,307,208	(7,099,097)	2,466,842	2,345,972	5,045,939	(3,232,872)
Contract owners’ equity at beginning of period	123,602,671	86,105,192	30,194,570	37,293,667	13,461,983	11,116,011	25,249,770	28,482,642

Contract owners’ equity at end of period	$135,299,776	123,602,671	32,501,778	30,194,570	15,928,825	13,461,983	30,295,709	25,249,770

CHANGE IN UNITS:
Beginning units	9,958,726	7,532,162	2,037,630	2,617,652	594,075	552,926	1,484,195	1,820,676
Units purchased	5,013,680	5,486,349	1,687,021	1,196,125	3,322,100	1,849,296	2,363,336	316,549
Units redeemed	(4,735,494)	(3,059,785)	(1,575,876)	(1,776,147)	(3,296,976)	(1,808,147)	(2,251,772)	(653,030)

Ending units	10,236,912	9,958,726	2,148,775	2,037,630	619,199	594,075	1,595,759	1,484,195

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVRSA		PMVTRA		PVGCBA		PVGDAA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$385,428	366,622	2,950,023	3,739,253	84,869	22,601	318	273
Realized gain (loss) on investments	(1,270,715)	(672,952)	1,811,730	(614,112)	34,243	15,530	(1)	59
Change in unrealized gain (loss) on investments	1,035,966	1,282,004	4,859,851	6,637,829	16,434	31,547	(591)	1,680
Reinvested capital gains	-	-	1,541,881	-	-	-	692	-

Net increase (decrease) in contract owners’ equity resulting from operations	150,679	975,674	11,163,485	9,762,970	135,546	69,678	418	2,012

Equity transactions:
Purchase payments received from contract owners (note 4)	174,096	177,442	2,029,815	1,837,212	11,466	58,068	-	-
Transfers between funds	326,215	(943,772)	16,174,729	5,615,869	1,094,346	513,972	-	-
Redemptions (notes 2, 3, and 4)	(453,234)	(594,789)	(11,361,317)	(8,094,144)	(78,868)	(46,683)	(90)	(1,191)
Adjustments to maintain reserves	59	5	380	141	7	(1)	2	-

Net equity transactions	47,136	(1,361,114)	6,843,607	(640,922)	1,026,951	525,356	(88)	(1,191)

Net change in contract owners’ equity	197,815	(385,440)	18,007,092	9,122,048	1,162,497	595,034	330	821
Contract owners’ equity at beginning of period	8,894,168	9,279,608	129,160,363	120,038,315	1,389,372	794,338	10,313	9,492

Contract owners’ equity at end of period	$9,091,983	8,894,168	147,167,455	129,160,363	2,551,869	1,389,372	10,643	10,313

CHANGE IN UNITS:
Beginning units	1,337,590	1,555,362	6,493,229	6,549,007	119,383	73,847	641	718
Units purchased	1,045,960	860,769	3,358,332	2,167,255	150,062	98,693	-	-
Units redeemed	(1,037,265)	(1,078,541)	(3,017,589)	(2,223,033)	(66,652)	(53,157)	(6)	(77)

Ending units	1,346,285	1,337,590	6,833,972	6,493,229	202,793	119,383	635	641

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVGMAA		PVSTA		PROA30		PROAHY
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$174,542	45,994	718,950	1,552,741	8,610	2,746	25,438	67,676
Realized gain (loss) on investments	(47,249)	(5,193)	(337,997)	(127,627)	206,353	44,946	(37,594)	63,603
Change in unrealized gain (loss) on investments	166,694	278,441	686,833	311,456	111,797	136,705	25,008	17,790
Reinvested capital gains	40,823	-	-	-	78,489	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	334,810	319,242	1,067,786	1,736,570	405,249	184,397	12,852	149,069

Equity transactions:
Purchase payments received from contract owners (note 4)	-	11,104	414,268	598,125	29,299	59,510	7,287	3,586
Transfers between funds	258,394	156,928	(4,362,087)	(1,918,521)	365,207	871,977	293,648	986,398
Redemptions (notes 2, 3, and 4)	(152,364)	(106,462)	(4,023,902)	(3,724,068)	(27,158)	(134,806)	(51,300)	(180,020)
Adjustments to maintain reserves	82	(2)	(14,426)	1	25	1	(1,813)	1

Net equity transactions	106,112	61,568	(7,986,147)	(5,044,463)	367,373	796,682	247,822	809,965

Net change in contract owners’ equity	440,922	380,810	(6,918,361)	(3,307,893)	772,622	981,079	260,674	959,034
Contract owners’ equity at beginning of period	2,223,887	1,843,077	62,358,792	65,666,685	1,660,621	679,542	1,389,396	430,362

Contract owners’ equity at end of period	$2,664,809	2,223,887	55,440,431	62,358,792	2,433,243	1,660,621	1,650,070	1,389,396

CHANGE IN UNITS:
Beginning units	160,903	156,104	4,442,654	4,810,789	123,649	63,909	75,023	26,171
Units purchased	42,224	29,716	2,858,997	2,106,840	713,959	305,108	441,287	381,205
Units redeemed	(36,920)	(24,917)	(3,444,247)	(2,474,975)	(703,566)	(245,368)	(424,559)	(332,353)

Ending units	166,207	160,903	3,857,404	4,442,654	134,042	123,649	91,751	75,023

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROBIO		PROBL		PROBM		PROBNK
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$678	-	19,550	39,701	11,781	1,383	11,316	11,055
Realized gain (loss) on investments	343,531	(153,078)	1,510,817	785,657	(59,262)	(69,007)	(325,821)	15,735
Change in unrealized gain (loss) on investments	(314,187)	364,034	232,094	1,899,810	571,113	103,940	(78,190)	351,811
Reinvested capital gains	261,984	5,830	1,082,496	257,865	141,807	12,086	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	292,006	216,786	2,844,957	2,983,033	665,439	48,402	(392,695)	378,601

Equity transactions:
Purchase payments received from contract owners (note 4)	77,362	18,045	158,049	344,179	67,275	21,021	39,897	23,441
Transfers between funds	659,636	1,855,802	2,157,351	3,838,625	3,881,822	220,100	(1,023,217)	1,668,965
Redemptions (notes 2, 3, and 4)	(264,663)	(134,563)	(494,710)	(717,802)	(133,382)	(57,862)	(158,437)	(296,486)
Adjustments to maintain reserves	152	1	5,618	(5)	(201)	1	5,249	-

Net equity transactions	472,487	1,739,285	1,826,308	3,464,997	3,815,514	183,260	(1,136,508)	1,395,920

Net change in contract owners’ equity	764,493	1,956,071	4,671,265	6,448,030	4,480,953	231,662	(1,529,203)	1,774,521
Contract owners’ equity at beginning of period	3,080,610	1,124,539	16,976,172	10,528,142	769,070	537,408	2,736,409	961,888

Contract owners’ equity at end of period	$3,845,103	3,080,610	21,647,437	16,976,172	5,250,023	769,070	1,207,206	2,736,409

CHANGE IN UNITS:
Beginning units	90,764	36,524	619,880	494,150	47,512	39,082	108,457	52,511
Units purchased	370,777	157,201	3,162,696	2,545,574	780,216	318,742	520,422	321,613
Units redeemed	(366,253)	(102,961)	(3,103,888)	(2,419,844)	(548,614)	(310,312)	(573,158)	(265,667)

Ending units	95,288	90,764	678,688	619,880	279,114	47,512	55,721	108,457

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROBR		PROCG		PROCS		PROE30
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,263	545	12,466	18,377	-	-	14,845	18,857
Realized gain (loss) on investments	(564,710)	(184,172)	163,528	(55,235)	(585,735)	22,373	(47,748)	28,514
Change in unrealized gain (loss) on investments	(17,696)	9,976	111,541	118,015	109,004	203,126	(23,118)	105,949
Reinvested capital gains	-	-	16,549	194,404	1,127,131	125,466	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(579,143)	(173,651)	304,084	275,561	650,400	350,965	(56,021)	153,320

Equity transactions:
Purchase payments received from contract owners (note 4)	8,139	15,820	46,590	11,611	92,307	25,284	16,639	18,509
Transfers between funds	1,028,594	(276,633)	1,056,305	547,995	533,621	129,148	(152,562)	294,594
Redemptions (notes 2, 3, and 4)	(108,731)	(20,259)	(202,455)	(61,048)	(156,239)	(149,486)	(52,498)	(132,146)
Adjustments to maintain reserves	9,406	-	(1,901)	1	1,562	-	197	-

Net equity transactions	937,408	(281,072)	898,539	498,559	471,251	4,946	(188,224)	180,957

Net change in contract owners’ equity	358,265	(454,723)	1,202,623	774,120	1,121,651	355,911	(244,245)	334,277
Contract owners’ equity at beginning of period	298,147	752,870	1,390,073	615,953	2,010,702	1,654,791	900,418	566,141

Contract owners’ equity at end of period	$656,412	298,147	2,592,696	1,390,073	3,132,353	2,010,702	656,173	900,418

CHANGE IN UNITS:
Beginning units	104,631	238,038	56,063	31,395	61,321	61,191	61,485	45,535
Units purchased	4,998,080	3,206,127	710,290	284,411	383,398	318,125	424,714	719,555
Units redeemed	(4,726,683)	(3,339,534)	(684,669)	(259,743)	(369,333)	(317,995)	(436,835)	(703,605)

Ending units	376,028	104,631	81,684	56,063	75,386	61,321	49,364	61,485

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROEM		PROFIN		PROFUD		PROGMM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$17,234	7,613	24,144	18,776	852	25	3,535	173,560
Realized gain (loss) on investments	14,538	37,325	(507,266)	134,593	9,341	(5,378)	3	-
Change in unrealized gain (loss) on investments	325,319	256,277	(7,267)	404,502	14,509	380	-	-
Reinvested capital gains	-	-	262,474	176,393	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	357,091	301,215	(227,915)	734,264	24,702	(4,973)	3,538	173,560

Equity transactions:
Purchase payments received from contract owners (note 4)	19,656	9,473	36,801	153,172	-	-	-	8,459,351
Transfers between funds	3,598,600	2,077,633	(1,086,772)	1,706,165	264,038	174,249	(2,894,159)	(33,143,954)
Redemptions (notes 2, 3, and 4)	(123,864)	(190,206)	(191,311)	(342,582)	(5,284)	(5,778)	(1,406,044)	(5,070,012)
Adjustments to maintain reserves	(10,613)	(2)	2,081	(2)	50	-	45	(4)

Net equity transactions	3,483,779	1,896,898	(1,239,201)	1,516,753	258,804	168,471	(4,300,158)	(29,754,619)

Net change in contract owners’ equity	3,840,870	2,198,113	(1,467,116)	2,251,017	283,506	163,498	(4,296,620)	(29,581,059)
Contract owners’ equity at beginning of period	3,517,699	1,319,586	4,390,534	2,139,517	194,824	31,326	10,210,837	39,791,896

Contract owners’ equity at end of period	$7,358,569	3,517,699	2,923,418	4,390,534	478,330	194,824	5,914,217	10,210,837

CHANGE IN UNITS:
Beginning units	318,875	148,608	179,678	114,527	28,212	4,430	1,007,890	3,956,880
Units purchased	1,964,927	2,321,047	2,025,343	729,915	249,452	142,110	49,844	8,276,163
Units redeemed	(1,757,408)	(2,150,780)	(2,082,871)	(664,764)	(211,573)	(118,328)	(474,378)	(11,225,153)

Ending units	526,394	318,875	122,150	179,678	66,091	28,212	583,356	1,007,890

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROGVP		PROHC		PROIND		PROINT
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,627	24,082	-	-	3,964	-	785	531
Realized gain (loss) on investments	108,228	462,878	(44,882)	(143,964)	(118,550)	(191,151)	(32,015)	33,517
Change in unrealized gain (loss) on investments	68,234	(149,788)	(27,195)	536,793	106,613	285,255	1,001	12,508
Reinvested capital gains	99,987	-	472,388	276,818	43,878	328,942	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	278,076	337,172	400,311	669,647	35,905	423,046	(30,229)	46,556

Equity transactions:
Purchase payments received from contract owners (note 4)	87,191	51,649	136,415	27,210	46,082	30,722	34,088	90
Transfers between funds	(1,998,453)	2,129,545	(927,796)	61,794	531,778	2,440,124	1,129	(191)
Redemptions (notes 2, 3, and 4)	(556,327)	(578,644)	(317,039)	(305,946)	(167,162)	(143,170)	(35,055)	(34,270)
Adjustments to maintain reserves	(3,322)	38	4,121	1	1,821	(1)	(10)	(1)

Net equity transactions	(2,470,911)	1,602,588	(1,104,299)	(216,941)	412,519	2,327,675	152	(34,372)

Net change in contract owners’ equity	(2,192,835)	1,939,760	(703,988)	452,706	448,424	2,750,721	(30,077)	12,184
Contract owners’ equity at beginning of period	3,278,292	1,338,532	4,813,760	4,361,054	3,708,772	958,051	199,022	186,838

Contract owners’ equity at end of period	$1,085,457	3,278,292	4,109,772	4,813,760	4,157,196	3,708,772	168,945	199,022

CHANGE IN UNITS:
Beginning units	167,819	81,006	139,918	151,441	132,731	46,065	14,126	15,816
Units purchased	1,648,385	2,706,225	748,898	444,029	516,560	324,344	592,261	305,769
Units redeemed	(1,770,164)	(2,619,412)	(785,343)	(455,552)	(515,114)	(237,678)	(594,956)	(307,459)

Ending units	46,040	167,819	103,473	139,918	134,177	132,731	11,431	14,126

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROJP		PROLCG		PROLCV		PROMC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,068	889	-	-	4,113	8,857	7,409	4,390
Realized gain (loss) on investments	305,256	(86,270)	705,894	(453,982)	(1,100,850)	241,786	166,129	944,539
Change in unrealized gain (loss) on investments	231,577	219,980	126,547	569,849	(338,636)	505,906	22,170	345,161
Reinvested capital gains	-	-	652,525	1,130,934	49,121	91,618	228,754	-

Net increase (decrease) in contract owners’ equity resulting from operations	537,901	134,599	1,484,966	1,246,801	(1,386,252)	848,167	424,462	1,294,090

Equity transactions:
Purchase payments received from contract owners (note 4)	28,991	3,712	42,507	41,603	4,206	48,041	36,403	63,917
Transfers between funds	2,195,892	126,104	(386,344)	(2,001,844)	(3,698,294)	3,314,903	(229,542)	(10,723,967)
Redemptions (notes 2, 3, and 4)	(35,140)	(70,288)	(454,444)	(261,790)	(52,697)	(260,037)	(244,611)	(824,399)
Adjustments to maintain reserves	(144)	-	(1,873)	-	(2,132)	(1)	149	(1)

Net equity transactions	2,189,599	59,528	(800,154)	(2,222,031)	(3,748,917)	3,102,906	(437,601)	(11,484,450)

Net change in contract owners’ equity	2,727,500	194,127	684,812	(975,230)	(5,135,169)	3,951,073	(13,139)	(10,190,360)
Contract owners’ equity at beginning of period	1,429,741	1,235,614	5,716,611	6,691,841	6,192,247	2,241,174	2,117,855	12,308,215

Contract owners’ equity at end of period	$4,157,241	1,429,741	6,401,423	5,716,611	1,057,078	6,192,247	2,104,716	2,117,855

CHANGE IN UNITS:
Beginning units	76,829	79,766	178,424	269,070	251,432	118,096	90,010	645,553
Units purchased	516,090	239,258	875,580	508,296	296,235	573,637	516,247	332,715
Units redeemed	(400,225)	(242,195)	(901,374)	(598,942)	(504,720)	(440,301)	(525,430)	(888,258)

Ending units	192,694	76,829	152,630	178,424	42,947	251,432	80,827	90,010

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROMCG		PROMCV		PRON		PRONET
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	4,244	2,485	-	-	-	-
Realized gain (loss) on investments	387,645	(27,706)	48,495	135,179	12,894,640	2,894,777	1,016,738	(325,573)
Change in unrealized gain (loss) on investments	321,798	94,998	(31,472)	168,391	(100,530)	3,028,611	294,816	604,342
Reinvested capital gains	464,355	34,404	84,948	41,181	3,443,889	200,343	765,979	156,899

Net increase (decrease) in contract owners’ equity resulting from operations	1,173,798	101,696	106,215	347,236	16,237,999	6,123,731	2,077,533	435,668

Equity transactions:
Purchase payments received from contract owners (note 4)	24,038	320	7,843	24,881	513,702	642,153	193,994	31,836
Transfers between funds	1,814,511	(69,976)	(659,703)	332,792	2,988,642	20,142,846	2,708,796	196,946
Redemptions (notes 2, 3, and 4)	(86,531)	(13,626)	(30,912)	(104,705)	(2,739,543)	(1,322,339)	(368,432)	(324,223)
Adjustments to maintain reserves	(11)	(2)	(1)	-	(7,170)	(4)	95	(1)

Net equity transactions	1,752,007	(83,284)	(682,773)	252,968	755,631	19,462,656	2,534,453	(95,442)

Net change in contract owners’ equity	2,925,805	18,412	(576,558)	600,204	16,993,630	25,586,387	4,611,986	340,226
Contract owners’ equity at beginning of period	358,259	339,847	1,310,890	710,686	35,599,478	10,013,091	4,173,599	3,833,373

Contract owners’ equity at end of period	$3,284,064	358,259	734,332	1,310,890	52,593,108	35,599,478	8,785,585	4,173,599

CHANGE IN UNITS:
Beginning units	13,894	16,375	60,633	37,415	911,564	355,218	117,844	125,145
Units purchased	703,490	261,454	420,626	473,401	13,093,045	5,372,392	410,778	653,320
Units redeemed	(612,035)	(263,935)	(448,146)	(450,183)	(13,077,927)	(4,816,046)	(361,362)	(660,621)

Ending units	105,349	13,894	33,113	60,633	926,682	911,564	167,260	117,844

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROOG		PROPHR		PROPM		PRORE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$22,597	17,672	497	4,236	11,484	504	19,428	49,688
Realized gain (loss) on investments	(583,305)	(265,632)	93,594	(133,986)	1,246,095	437,409	(779,189)	155,982
Change in unrealized gain (loss) on investments	(283,015)	416,826	47,681	152,950	(424,728)	101,185	9,292	73,667
Reinvested capital gains	9,993	41,896	-	61,728	-	-	16,007	173,853

Net increase (decrease) in contract owners’ equity resulting from operations	(833,730)	210,762	141,772	84,928	832,851	539,098	(734,462)	453,190

Equity transactions:
Purchase payments received from contract owners (note 4)	37,121	75,514	12,774	37,198	48,846	24,167	27,874	61,925
Transfers between funds	(1,331,688)	3,122,386	262,765	956,722	750,919	557,457	(1,737,946)	2,260,204
Redemptions (notes 2, 3, and 4)	(155,924)	(111,278)	(120,699)	(36,112)	(207,880)	(57,608)	(121,536)	(272,116)
Adjustments to maintain reserves	5	(1)	45	1	(738)	(4)	(6,308)	(1)

Net equity transactions	(1,450,486)	3,086,621	154,885	957,809	591,147	524,012	(1,837,916)	2,050,012

Net change in contract owners’ equity	(2,284,216)	3,297,383	296,657	1,042,737	1,423,998	1,063,110	(2,572,378)	2,503,202
Contract owners’ equity at beginning of period	4,460,506	1,163,123	1,643,525	600,788	2,296,375	1,233,265	3,521,720	1,018,518

Contract owners’ equity at end of period	$2,176,290	4,460,506	1,940,182	1,643,525	3,720,373	2,296,375	949,342	3,521,720

CHANGE IN UNITS:
Beginning units	432,694	124,397	69,460	27,555	398,651	320,244	156,206	56,995
Units purchased	661,515	607,792	184,704	148,300	2,115,437	1,258,589	646,140	634,005
Units redeemed	(766,970)	(299,495)	(181,080)	(106,395)	(1,985,644)	(1,180,182)	(757,543)	(534,794)

Ending units	327,239	432,694	73,084	69,460	528,444	398,651	44,803	156,206

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PRORRO		PROSC		PROSCG		PROSCN
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$8,613	2,875	3,565	-	-	-	11,618	2,890
Realized gain (loss) on investments	(330,324)	(606,982)	210,691	(301,452)	384,078	(463,011)	336,827	165,367
Change in unrealized gain (loss) on investments	191	131,817	445,196	1,602,592	128,783	497,200	399,125	262,233
Reinvested capital gains	-	68,847	224,337	-	238,271	177,613	225,728	84,210

Net increase (decrease) in contract owners’ equity resulting from operations	(321,520)	(403,443)	883,789	1,301,140	751,132	211,802	973,298	514,700

Equity transactions:
Purchase payments received from contract owners (note 4)	754	19,098	28,722	13,139	290,533	11,522	199,197	31,710
Transfers between funds	2,710	(965,201)	1,847,799	2,334,436	969,842	(1,506,310)	1,469,116	726,635
Redemptions (notes 2, 3, and 4)	(43,838)	(345,764)	(147,577)	(282,530)	(464,639)	(194,571)	(160,166)	(74,533)
Adjustments to maintain reserves	8	4	754	-	40	-	(17,678)	2

Net equity transactions	(40,366)	(1,291,863)	1,729,698	2,065,045	795,776	(1,689,359)	1,490,469	683,814

Net change in contract owners’ equity	(361,886)	(1,695,306)	2,613,487	3,366,185	1,546,908	(1,477,557)	2,463,767	1,198,514
Contract owners’ equity at beginning of period	932,656	2,627,962	8,997,210	5,631,025	1,223,989	2,701,546	2,285,512	1,086,998

Contract owners’ equity at end of period	$570,770	932,656	11,610,697	8,997,210	2,770,897	1,223,989	4,749,279	2,285,512

CHANGE IN UNITS:
Beginning units	313,961	717,148	402,682	311,510	44,212	115,966	59,088	42,637
Units purchased	4,151,663	7,843,735	1,243,717	836,898	385,293	267,675	261,399	340,500
Units redeemed	(4,205,617)	(8,246,922)	(1,202,463)	(745,726)	(345,156)	(339,429)	(237,517)	(324,049)

Ending units	260,007	313,961	443,936	402,682	84,349	44,212	82,970	59,088

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROSCV		PROSEM		PROSIN		PROSMC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$565	-	105	1,457	433	724	711	93
Realized gain (loss) on investments	(326,227)	(243,594)	(188,797)	(99,053)	(86,720)	(81,904)	(56,298)	(26,128)
Change in unrealized gain (loss) on investments	87,790	649,547	25,706	(16,443)	(2,638)	(7,126)	5,462	(6,804)
Reinvested capital gains	261,332	-	-	24,002	-	3,536	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,460	405,953	(162,986)	(90,037)	(88,925)	(84,770)	(50,125)	(32,839)

Equity transactions:
Purchase payments received from contract owners (note 4)	266,189	16,219	5,005	1,534	1,514	4,786	11,703	-
Transfers between funds	179,696	585,150	19,144	(599,827)	196,229	(1,179,967)	(48,403)	(99,111)
Redemptions (notes 2, 3, and 4)	(522,556)	(100,125)	(53,851)	(12,001)	(34,571)	(24,090)	(5,508)	(2,076)
Adjustments to maintain reserves	121	(1)	1,824	(1)	1	-	3,868	(2)

Net equity transactions	(76,550)	501,243	(27,878)	(610,295)	163,173	(1,199,271)	(38,340)	(101,189)

Net change in contract owners’ equity	(53,090)	907,196	(190,864)	(700,332)	74,248	(1,284,041)	(88,465)	(134,028)
Contract owners’ equity at beginning of period	3,378,707	2,471,511	218,610	918,942	116,698	1,400,739	103,416	237,444

Contract owners’ equity at end of period	$3,325,617	3,378,707	27,746	218,610	190,946	116,698	14,951	103,416

CHANGE IN UNITS:
Beginning units	146,032	130,954	37,752	134,331	21,067	256,873	18,706	62,451
Units purchased	400,925	730,119	1,854,986	400,885	1,018,973	452,146	744,806	300,334
Units redeemed	(404,936)	(715,041)	(1,885,224)	(497,464)	(989,221)	(687,952)	(758,808)	(344,079)

Ending units	142,021	146,032	7,514	37,752	50,819	21,067	4,704	18,706

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROSN		PROSSC		PROTEC		PROTEL
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$732	64	2,586	269	-	-	11,328	14,963
Realized gain (loss) on investments	1,231,672	151,022	(220,489)	(66,207)	843,270	283,448	(17,122)	(34,778)
Change in unrealized gain (loss) on investments	13,860	(29,675)	(6,665)	(25,234)	289,692	609,590	14,792	35,978
Reinvested capital gains	-	-	-	23,935	664,769	65,805	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,246,264	121,411	(224,568)	(67,237)	1,797,731	958,843	8,998	16,163

Equity transactions:
Purchase payments received from contract owners (note 4)	9,680	19	(6,546)	406	298,490	21,698	84,548	2,821
Transfers between funds	(1,090,112)	(93,038)	181,140	349,262	202,827	894,338	68,057	266,161
Redemptions (notes 2, 3, and 4)	(77,400)	(1,065)	(18,002)	(5,998)	(229,531)	(308,696)	(11,750)	(79,243)
Adjustments to maintain reserves	(8,957)	-	7,976	(1)	(326)	(1)	21	(1)

Net equity transactions	(1,166,789)	(94,084)	164,568	343,669	271,460	607,339	140,876	189,738

Net change in contract owners’ equity	79,475	27,327	(60,000)	276,432	2,069,191	1,566,182	149,874	205,901
Contract owners’ equity at beginning of period	296,955	269,628	390,836	114,404	4,364,472	2,798,290	518,836	312,935

Contract owners’ equity at end of period	$376,430	296,955	330,836	390,836	6,433,663	4,364,472	668,710	518,836

CHANGE IN UNITS:
Beginning units	136,170	133,234	136,903	40,049	118,086	106,850	31,231	21,619
Units purchased	271,636,272	41,398,222	2,982,198	1,738,548	1,274,040	472,944	133,705	173,577
Units redeemed	(271,331,246)	(41,395,286)	(2,908,457)	(1,641,694)	(1,268,809)	(461,708)	(125,913)	(163,965)

Ending units	441,196	136,170	210,644	136,903	123,317	118,086	39,023	31,231

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROUB		PROUMC		PROUN		PROUSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$19,570	7,929	1,950	-	-	-	1,129	-
Realized gain (loss) on investments	(1,504,001)	588,973	(149,250)	(19,801)	4,766,164	2,467,377	117,304	1,175,590
Change in unrealized gain (loss) on investments	226,182	294,156	(34,966)	450,045	131,791	624,622	314,310	47,430
Reinvested capital gains	1,727,658	-	172,622	-	3,398,566	-	133,983	-

Net increase (decrease) in contract owners’ equity resulting from operations	469,409	891,058	(9,644)	430,244	8,296,521	3,091,999	566,726	1,223,020

Equity transactions:
Purchase payments received from contract owners (note 4)	173,165	121,408	4,336	7,368	39,983	22,455	5,113	7,321
Transfers between funds	(145,201)	183,611	(246,883)	(297,523)	158,369	7,670,998	948,557	(822,651)
Redemptions (notes 2, 3, and 4)	(143,654)	(259,532)	(153,503)	(139,808)	(536,633)	(451,569)	(163,929)	(134,694)
Adjustments to maintain reserves	14,511	1	(122)	1	40,046	(3)	(347)	(1)

Net equity transactions	(101,179)	45,488	(396,172)	(429,962)	(298,235)	7,241,881	789,394	(950,025)

Net change in contract owners’ equity	368,230	936,546	(405,816)	282	7,998,286	10,333,880	1,356,120	272,995
Contract owners’ equity at beginning of period	3,269,493	2,332,947	1,507,502	1,507,220	13,351,591	3,017,711	1,270,201	997,206

Contract owners’ equity at end of period	$3,637,723	3,269,493	1,101,686	1,507,502	21,349,877	13,351,591	2,626,321	1,270,201

CHANGE IN UNITS:
Beginning units	53,739	61,423	32,505	48,030	109,668	69,584	32,954	38,112
Units purchased	339,235	412,402	268,549	132,960	3,283,130	2,897,672	401,974	3,816,728
Units redeemed	(342,755)	(420,086)	(278,478)	(148,485)	(3,281,474)	(2,857,588)	(376,437)	(3,821,886)

Ending units	50,219	53,739	22,576	32,505	111,324	109,668	58,491	32,954

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROUSN		PROUTL		PVAGIB		PVAR5B
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,651	1,088	51,327	59,221	211,432	44,513	-	-
Realized gain (loss) on investments	3,489,732	734,022	(1,286,958)	144,940	(68,954)	10,870	(74,526)	(20,613)
Change in unrealized gain (loss) on investments	139,991	(148,024)	(101,051)	337,397	(201,741)	256,144	(122,215)	154,427
Reinvested capital gains	-	-	716,318	222,357	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,635,374	587,086	(620,364)	763,915	(59,263)	311,527	(196,741)	133,814

Equity transactions:
Purchase payments received from contract owners (note 4)	80,205	9,577	50,777	167,579	5,709	24,541	146,345	2,650
Transfers between funds	(4,406,243)	48,113	(1,752,546)	1,558,846	(2,648,838)	2,255,916	627,877	157,935
Redemptions (notes 2, 3, and 4)	(13,042)	(15,524)	(220,934)	(305,991)	(165,378)	(180,784)	(119,777)	(194,305)
Adjustments to maintain reserves	(69,674)	(2,739)	278	(1)	204	2	-	(1)

Net equity transactions	(4,408,754)	39,427	(1,922,425)	1,420,433	(2,808,303)	2,099,675	654,445	(33,721)

Net change in contract owners’ equity	(773,380)	626,513	(2,542,789)	2,184,348	(2,867,566)	2,411,202	457,704	100,093
Contract owners’ equity at beginning of period	880,732	254,219	5,519,242	3,334,894	4,423,499	2,012,297	2,514,450	2,414,357

Contract owners’ equity at end of period	$107,352	880,732	2,976,453	5,519,242	1,555,933	4,423,499	2,972,154	2,514,450

CHANGE IN UNITS:
Beginning units	461,559	482,783	208,313	154,215	350,778	180,826	222,878	225,511
Units purchased	2,373,471,798	374,073,784	535,352	592,516	165,822	243,863	137,452	79,403
Units redeemed	(2,372,711,647)	(374,095,008)	(627,703)	(538,418)	(391,531)	(73,911)	(69,755)	(82,036)

Ending units	1,221,710	461,559	115,962	208,313	125,069	350,778	290,575	222,878

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVDIB		PVEIB		PVHYB		PVIB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$399,990	194,072	186,793	200,541	101,184	280,080	590,396	375,964
Realized gain (loss) on investments	(374,077)	(6,358)	(919,445)	86,338	1,171,472	78,170	702,180	336,342
Change in unrealized gain (loss) on investments	(73,081)	502,474	879,931	1,591,671	190,002	302,936	(804,605)	830,692
Reinvested capital gains	-	-	752,099	857,028	-	-	109,569	82,733

Net increase (decrease) in contract owners’ equity resulting from operations	(47,168)	690,188	899,378	2,735,578	1,462,658	661,186	597,540	1,625,731

Equity transactions:
Purchase payments received from contract owners (note 4)	21,856	155,766	281,740	295,824	21,304	85,803	454,252	98,659
Transfers between funds	(3,524,922)	2,932,661	2,971,770	743,284	743,728	8,373,368	(3,808,620)	8,307,581
Redemptions (notes 2, 3, and 4)	(327,625)	(470,161)	(2,404,495)	(755,722)	(170,852)	(958,461)	(921,050)	(1,170,151)
Adjustments to maintain reserves	(173)	7	88	(1)	4	2	9,929	9

Net equity transactions	(3,830,864)	2,618,273	849,103	283,385	594,184	7,500,712	(4,265,489)	7,236,098

Net change in contract owners’ equity	(3,878,032)	3,308,461	1,748,481	3,018,963	2,056,842	8,161,898	(3,667,949)	8,861,829
Contract owners’ equity at beginning of period	9,110,071	5,801,610	12,430,216	9,411,253	10,081,445	1,919,547	17,298,302	8,436,473

Contract owners’ equity at end of period	$5,232,039	9,110,071	14,178,697	12,430,216	12,138,287	10,081,445	13,630,353	17,298,302

CHANGE IN UNITS:
Beginning units	642,303	455,559	419,075	412,970	599,421	130,562	1,149,753	627,580
Units purchased	369,695	537,963	384,035	103,670	2,794,908	1,974,457	1,268,666	1,043,945
Units redeemed	(639,427)	(351,219)	(340,631)	(97,565)	(2,708,324)	(1,505,598)	(1,560,307)	(521,772)

Ending units	372,571	642,303	462,479	419,075	686,005	599,421	858,112	1,149,753

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVIGIB		PVNOB		RWMVI		RWMVN
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	-	-	528,709	264,885	117,683	56,165
Realized gain (loss) on investments	4,539	-	5,785	-	126,649	(219,832)	(100,888)	(868,134)
Change in unrealized gain (loss) on investments	60,492	-	174,411	-	435,862	811,624	293,211	1,396,855
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	65,031	-	180,196	-	1,091,220	856,677	310,006	584,886

Equity transactions:
Purchase payments received from contract owners (note 4)	78,504	-	113,284	-	191,279	6,953	95,993	182,851
Transfers between funds	331,880	-	808,258	-	1,426,419	8,610,796	(1,145,643)	(4,056,275)
Redemptions (notes 2, 3, and 4)	(32,655)	-	(22,863)	-	(4,244,180)	(1,827,723)	(655,480)	(1,326,540)
Adjustments to maintain reserves	(5)	-	(3)	-	(4)	9	(10)	(5)

Net equity transactions	377,724	-	898,676	-	(2,626,486)	6,790,035	(1,705,140)	(5,199,969)

Net change in contract owners’ equity	442,755	-	1,078,872	-	(1,535,266)	7,646,712	(1,395,134)	(4,615,083)
Contract owners’ equity at beginning of period	-	-	-	-	13,948,906	6,302,194	4,506,009	9,121,092

Contract owners’ equity at end of period	$442,755	-	1,078,872	-	12,413,640	13,948,906	3,110,875	4,506,009

CHANGE IN UNITS:
Beginning units	-	-	-	-	1,138,008	561,583	381,651	839,500
Units purchased	36,385	-	79,420	-	434,144	1,035,937	23,706	110,897
Units redeemed	(3,880)	-	(2,589)	-	(658,045)	(459,512)	(166,386)	(568,746)

Ending units	32,505	-	76,831	-	914,107	1,138,008	238,971	381,651

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ROCMC		ROCSC		RLVGRE		RLVIDM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(260)	(262)	68,812	54,199	5,423	21,498	1,357	3,066
Realized gain (loss) on investments	(190,896)	(311,463)	(501,065)	3,083	(825)	5,394	144	100
Change in unrealized gain (loss) on investments	961,759	488,679	(289,739)	322,050	(25,863)	61,848	4,671	17,373
Reinvested capital gains	55,103	340,773	125,758	979,090	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	825,706	517,727	(596,234)	1,358,422	(21,265)	88,740	6,172	20,539

Equity transactions:
Purchase payments received from contract owners (note 4)	34,987	12,047	68,506	133,064	237	-	-	-
Transfers between funds	(259,311)	1,509,041	531,975	(194,364)	-	(87,331)	-	-
Redemptions (notes 2, 3, and 4)	(99,249)	(237,768)	(281,467)	(373,001)	(13,610)	(684)	(1,470)	(1,792)
Adjustments to maintain reserves	11	-	(26)	(1)	(3)	-	(4)	(1)

Net equity transactions	(323,562)	1,283,320	318,988	(434,302)	(13,376)	(88,015)	(1,474)	(1,793)

Net change in contract owners’ equity	502,144	1,801,047	(277,246)	924,120	(34,641)	725	4,698	18,746
Contract owners’ equity at beginning of period	4,672,791	2,871,744	8,422,047	7,497,927	422,743	422,018	123,736	104,990

Contract owners’ equity at end of period	$5,174,935	4,672,791	8,144,801	8,422,047	388,102	422,743	128,434	123,736

CHANGE IN UNITS:
Beginning units	206,213	152,989	305,906	321,600	24,432	29,668	8,690	8,827
Units purchased	65,431	139,772	103,355	53,545	554	-	-	-
Units redeemed	(86,964)	(86,548)	(88,990)	(69,239)	(1,332)	(5,236)	(106)	(137)

Ending units	184,680	206,213	320,271	305,906	23,654	24,432	8,584	8,690

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RLVLBS		RLVLEG		RLVLMS		RLVSB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,940	8,061	5,027	589	6,927	4,243	4,672	6,998
Realized gain (loss) on investments	(325)	(102)	(40)	28	(4,513)	(83)	947	3
Change in unrealized gain (loss) on investments	27,982	59,459	9,678	29,837	14,883	28,178	7,063	11,711
Reinvested capital gains	7,465	9,344	7,180	14,512	-	8,114	8,442	3,365

Net increase (decrease) in contract owners’ equity resulting from operations	41,062	76,762	21,845	44,966	17,297	40,452	21,124	22,077

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	(35)	-
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	(2,836)	(1,481)	(1,700)	(2,132)	(76,239)	(1,180)	(19,389)	(540)
Adjustments to maintain reserves	4	(1)	(10)	-	(4)	-	(4)	(2)

Net equity transactions	(2,832)	(1,482)	(1,710)	(2,132)	(76,243)	(1,180)	(19,428)	(542)

Net change in contract owners’ equity	38,230	75,280	20,135	42,834	(58,946)	39,272	1,696	21,535
Contract owners’ equity at beginning of period	542,512	467,232	267,418	224,584	362,328	323,056	261,962	240,427

Contract owners’ equity at end of period	$580,742	542,512	287,553	267,418	303,382	362,328	263,658	261,962

CHANGE IN UNITS:
Beginning units	34,488	34,588	15,941	16,077	24,606	24,691	19,647	19,689
Units purchased	2	4	-	-	5,184	-	1,401	-
Units redeemed	(196)	(104)	(107)	(136)	(10,426)	(85)	(2,812)	(42)

Ending units	34,294	34,488	15,834	15,941	19,364	24,606	18,236	19,647

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RLVUSC		RLVUSE		TRBCG2		TREI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$12	132	805	1,739	-	-	322,432	352,481
Realized gain (loss) on investments	-	(32)	-	(253)	9,067,555	4,444,044	(1,442,468)	(127,271)
Change in unrealized gain (loss) on investments	2,586	4,175	39,746	30,670	13,968,784	11,444,386	747,146	2,385,379
Reinvested capital gains	536	367	1,572	9,023	3,308,489	2,092,928	370,983	1,141,440

Net increase (decrease) in contract owners’ equity resulting from operations	3,134	4,642	42,123	41,179	26,344,828	17,981,358	(1,907)	3,752,029

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	2,303,314	1,723,068	519,397	251,584
Transfers between funds	-	-	-	-	2,721,092	8,751,321	(1,598,863)	2,269,808
Redemptions (notes 2, 3, and 4)	-	(167)	-	(1,148)	(9,771,699)	(4,386,492)	(822,177)	(777,633)
Adjustments to maintain reserves	(2)	(1)	12	-	11,177	1	25	(1)

Net equity transactions	(2)	(168)	12	(1,148)	(4,736,116)	6,087,898	(1,901,618)	1,743,758

Net change in contract owners’ equity	3,132	4,474	42,135	40,031	21,608,712	24,069,256	(1,903,525)	5,495,787
Contract owners’ equity at beginning of period	24,678	20,204	176,708	136,677	80,134,743	56,065,487	18,912,735	13,416,948

Contract owners’ equity at end of period	$27,810	24,678	218,843	176,708	101,743,455	80,134,743	17,009,210	18,912,735

CHANGE IN UNITS:
Beginning units	1,253	1,263	7,133	7,186	2,029,600	1,836,288	775,440	693,842
Units purchased	-	-	-	-	1,138,325	898,134	226,273	285,059
Units redeemed	-	(10)	-	(53)	(1,209,720)	(704,822)	(306,357)	(203,461)

Ending units	1,253	1,253	7,133	7,133	1,958,205	2,029,600	695,356	775,440

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TRHS2		TRLT2		TAVV		TPVCGP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	259,146	272,001	14,703	5,045	14,462	11,745
Realized gain (loss) on investments	2,361,223	320,785	274,789	68,269	(414,855)	(41,325)	(18,368)	20,401
Change in unrealized gain (loss) on investments	3,813,073	4,086,030	132,759	138,014	111,653	209,052	65,877	93,602
Reinvested capital gains	2,012,671	1,161,331	-	-	3,971	-	72,660	41,755

Net increase (decrease) in contract owners’ equity resulting from operations	8,186,967	5,568,146	666,694	478,284	(284,528)	172,772	134,631	167,503

Equity transactions:
Purchase payments received from contract owners (note 4)	1,346,633	498,489	504,675	998,024	5,572	15,480	3,891	7,067
Transfers between funds	2,012,582	1,625,909	387,838	1,022,771	(654,936)	(105,154)	616,626	494,144
Redemptions (notes 2, 3, and 4)	(2,161,604)	(1,156,467)	(2,357,597)	(1,188,599)	(133,838)	(105,764)	(45,685)	(153,375)
Adjustments to maintain reserves	(2,119)	(2)	(16)	(7)	(312)	(1)	7	2

Net equity transactions	1,195,492	967,929	(1,465,100)	832,189	(783,514)	(195,439)	574,839	347,838

Net change in contract owners’ equity	9,382,459	6,536,075	(798,406)	1,310,473	(1,068,042)	(22,667)	709,470	515,341
Contract owners’ equity at beginning of period	26,633,436	20,097,361	15,732,982	14,422,509	1,700,892	1,723,559	1,407,934	892,593

Contract owners’ equity at end of period	$36,015,895	26,633,436	14,934,576	15,732,982	632,850	1,700,892	2,117,404	1,407,934

CHANGE IN UNITS:
Beginning units	461,451	421,861	1,224,775	1,171,642	105,334	119,984	92,949	68,167
Units purchased	423,636	355,891	1,217,579	793,824	31,041	22,294	98,709	172,714
Units redeemed	(399,192)	(316,301)	(1,324,872)	(740,691)	(96,222)	(36,944)	(62,510)	(147,932)

Ending units	485,895	461,451	1,117,482	1,224,775	40,153	105,334	129,148	92,949

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TPVSGP		VVGGS		VWBF		VWEM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,736	9,020	298,167	-	95,131	4,030	638,752	123,032
Realized gain (loss) on investments	44,624	27,907	2,722,498	857,322	(23,156)	6,517	(314,461)	(614,299)
Change in unrealized gain (loss) on investments	(19,009)	173,081	(664,139)	696,653	5,308	133,523	3,009,863	6,834,618
Reinvested capital gains	52,832	12,183	-	-	-	-	960,077	612,003

Net increase (decrease) in contract owners’ equity resulting from operations	84,183	222,191	2,356,526	1,553,975	77,283	144,070	4,294,231	6,955,354

Equity transactions:
Purchase payments received from contract owners (note 4)	3,491	383	732,885	143,906	2,110	50,060	301,019	727,633
Transfers between funds	(13,577)	111,241	2,934,888	1,196,749	(21,250)	678,580	2,676,953	2,710,704
Redemptions (notes 2, 3, and 4)	(78,608)	(254,948)	(1,166,140)	(183,481)	(57,921)	(53,457)	(1,469,430)	(1,145,938)
Adjustments to maintain reserves	5	-	(2,314)	(1)	16	(1)	(6,729)	2

Net equity transactions	(88,689)	(143,324)	2,499,319	1,157,173	(77,045)	675,182	1,501,813	2,292,401

Net change in contract owners’ equity	(4,506)	78,867	4,855,845	2,711,148	238	819,252	5,796,044	9,247,755
Contract owners’ equity at beginning of period	1,277,202	1,198,335	5,952,604	3,241,456	1,898,955	1,079,703	32,016,501	22,768,746

Contract owners’ equity at end of period	$1,272,696	1,277,202	10,808,449	5,952,604	1,899,193	1,898,955	37,812,545	32,016,501

CHANGE IN UNITS:
Beginning units	78,573	88,304	564,261	426,045	123,414	78,830	988,120	913,250
Units purchased	31,621	14,980	1,707,754	1,078,544	168,808	127,256	985,104	703,990
Units redeemed	(37,795)	(24,711)	(1,534,816)	(940,328)	(178,985)	(82,672)	(950,067)	(629,120)

Ending units	72,399	78,573	737,199	564,261	113,237	123,414	1,023,157	988,120

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VWHA		VVB		VVCA		VVCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$22,978	(7)	3,032,855	2,642,640	196,794	(4,580)	537,234	341,478
Realized gain (loss) on investments	(471,817)	(478,260)	320,920	832,565	212,924	1,212	2,946,951	2,817,828
Change in unrealized gain (loss) on investments	1,476,024	766,478	7,050,781	13,377,946	1,325,886	154,059	2,785,093	5,755,389
Reinvested capital gains	-	-	4,146,175	5,910,220	151,212	-	1,420,366	1,132,581

Net increase (decrease) in contract owners’ equity resulting from operations	1,027,185	288,211	14,550,731	22,763,371	1,886,816	150,691	7,689,644	10,047,276

Equity transactions:
Purchase payments received from contract owners (note 4)	718,450	95,981	4,387,310	2,636,523	4,522,929	617,919	810,992	1,796,543
Transfers between funds	1,505,896	270,580	10,542,465	26,237,195	10,799,251	4,627,898	(4,593,219)	9,587,703
Redemptions (notes 2, 3, and 4)	(167,387)	(105,316)	(5,792,722)	(8,155,428)	(649,023)	(35,922)	(4,701,212)	(3,388,131)
Adjustments to maintain reserves	(6)	-	13	(23)	(240)	(1)	2,767	(37)

Net equity transactions	2,056,953	261,245	9,137,066	20,718,267	14,672,917	5,209,894	(8,480,672)	7,996,078

Net change in contract owners’ equity	3,084,138	549,456	23,687,797	43,481,638	16,559,733	5,360,585	(791,028)	18,043,354
Contract owners’ equity at beginning of period	2,979,977	2,430,521	137,899,097	94,417,459	5,360,585	-	51,653,319	33,609,965

Contract owners’ equity at end of period	$6,064,115	2,979,977	161,586,894	137,899,097	21,920,318	5,360,585	50,862,291	51,653,319

CHANGE IN UNITS:
Beginning units	176,123	160,259	7,792,440	6,482,982	501,077	-	2,222,063	1,783,793
Units purchased	253,018	132,565	2,705,148	2,928,030	1,822,672	531,461	1,540,120	1,424,840
Units redeemed	(120,519)	(116,701)	(2,204,762)	(1,618,572)	(483,262)	(30,384)	(1,872,198)	(986,570)

Ending units	308,622	176,123	8,292,826	7,792,440	1,840,487	501,077	1,889,985	2,222,063

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVDV		VVEI		VVEIX		VVG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$392,629	396,279	3,405,272	2,508,750	3,402,175	3,092,581	(1,866)	40,575
Realized gain (loss) on investments	(1,995,953)	(343,947)	(2,720,265)	669,654	8,722,841	6,539,250	4,235,202	1,506,926
Change in unrealized gain (loss) on investments	620,716	2,832,126	(425,837)	15,561,013	29,199,791	39,715,748	25,875,142	7,749,050
Reinvested capital gains	2,886,890	881,955	4,655,686	6,730,220	4,886,625	4,841,922	3,825,335	5,539,429

Net increase (decrease) in contract owners’ equity resulting from operations	1,904,282	3,766,413	4,914,856	25,469,637	46,211,432	54,189,501	33,933,813	14,835,980

Equity transactions:
Purchase payments received from contract owners (note 4)	496,314	1,138,328	3,794,596	2,551,041	6,323,048	8,965,589	4,437,492	2,825,335
Transfers between funds	2,749,533	1,626,457	8,443,434	27,755,932	19,120,595	35,791,003	14,649,674	13,700,414
Redemptions (notes 2, 3, and 4)	(1,037,802)	(918,480)	(7,407,994)	(5,900,980)	(11,660,227)	(10,379,765)	(4,471,075)	(3,205,737)
Adjustments to maintain reserves	1,403	(5)	(1,216)	(47)	2,528	(45)	1,650	(17)

Net equity transactions	2,209,448	1,846,300	4,828,820	24,405,946	13,785,944	34,376,782	14,617,741	13,319,995

Net change in contract owners’ equity	4,113,730	5,612,713	9,743,676	49,875,583	59,997,376	88,566,283	48,551,554	28,155,975
Contract owners’ equity at beginning of period	19,713,142	14,100,429	145,496,308	95,620,725	250,431,303	161,865,020	69,099,359	40,943,384

Contract owners’ equity at end of period	$23,826,872	19,713,142	155,239,984	145,496,308	310,428,679	250,431,303	117,650,913	69,099,359

CHANGE IN UNITS:
Beginning units	1,228,782	1,074,494	6,935,499	5,391,126	12,414,706	10,369,630	3,096,175	2,387,310
Units purchased	695,846	736,429	2,764,295	2,933,892	5,487,547	5,105,408	2,343,241	1,495,148
Units redeemed	(619,471)	(582,141)	(2,274,820)	(1,389,519)	(4,845,385)	(3,060,332)	(1,704,751)	(786,283)

Ending units	1,305,157	1,228,782	7,424,974	6,935,499	13,056,868	12,414,706	3,734,665	3,096,175

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVGBI		VVHGB		VVHYB		VVI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$137,887	(11,349)	7,785,376	6,034,214	2,418,434	2,556,612	1,606,205	1,549,785
Realized gain (loss) on investments	299,362	1,891	3,069,942	(459,964)	(1,428,759)	(148,820)	13,119,578	4,731,290
Change in unrealized gain (loss) on investments	239,752	135,113	14,855,355	16,976,266	1,244,174	3,933,302	59,786,240	25,727,263
Reinvested capital gains	44,411	-	-	-	-	-	3,768,829	4,190,115

Net increase (decrease) in contract owners’ equity resulting from operations	721,412	125,655	25,710,673	22,550,516	2,233,849	6,341,094	78,280,852	36,198,453

Equity transactions:
Purchase payments received from contract owners (note 4)	1,144,528	260,211	15,840,872	9,814,053	1,842,315	1,337,229	3,223,322	4,642,667
Transfers between funds	3,376,588	9,523,162	87,642,504	83,998,937	10,393,144	11,821,601	(12,332,655)	10,708,178
Redemptions (notes 2, 3, and 4)	(764,745)	(83,024)	(18,848,671)	(20,060,567)	(3,655,735)	(2,618,097)	(9,506,970)	(7,540,954)
Adjustments to maintain reserves	883	3	4,463	(25)	13	5	2,600	(118)

Net equity transactions	3,757,254	9,700,352	84,639,168	73,752,398	8,579,737	10,540,738	(18,613,703)	7,809,773

Net change in contract owners’ equity	4,478,666	9,826,007	110,349,841	96,302,914	10,813,586	16,881,832	59,667,149	44,008,226
Contract owners’ equity at beginning of period	9,826,007	-	340,426,293	244,123,379	55,113,727	38,231,895	159,379,553	115,371,327

Contract owners’ equity at end of period	$14,304,673	9,826,007	450,776,134	340,426,293	65,927,313	55,113,727	219,046,702	159,379,553

CHANGE IN UNITS:
Beginning units	936,153	-	27,245,937	21,040,946	3,822,670	3,021,395	10,030,048	9,477,725
Units purchased	949,114	961,919	17,230,287	13,777,655	3,782,810	2,575,836	2,845,998	3,453,154
Units redeemed	(602,961)	(25,766)	(10,612,088)	(7,572,664)	(3,215,609)	(1,774,561)	(4,085,856)	(2,900,831)

Ending units	1,282,306	936,153	33,864,136	27,245,937	4,389,871	3,822,670	8,790,190	10,030,048

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVMA		VVMCI		VVREI		VVSCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$99,543	(3,793)	1,243,375	973,711	1,984,386	2,038,901	129,600	97,016
Realized gain (loss) on investments	30,659	44,066	231,461	286,878	(3,933,265)	(927,334)	(1,938,359)	(416,622)
Change in unrealized gain (loss) on investments	1,323,782	105,367	13,039,015	14,767,803	(6,890,275)	15,051,273	4,736,278	4,974,456
Reinvested capital gains	116,849	-	5,825,307	6,241,764	1,379,373	4,080,044	3,019,992	4,296,940

Net increase (decrease) in contract owners’ equity resulting from operations	1,570,833	145,640	20,339,158	22,270,156	(7,459,781)	20,242,884	5,947,511	8,951,790

Equity transactions:
Purchase payments received from contract owners (note 4)	1,447,009	70,206	3,936,349	3,974,517	3,017,856	1,762,949	239,600	571,582
Transfers between funds	7,244,518	3,222,122	13,160,964	18,112,347	(4,810,852)	14,786,546	(6,666,120)	(5,798,475)
Redemptions (notes 2, 3, and 4)	(150,498)	(151,736)	(5,919,847)	(4,183,719)	(5,592,521)	(5,278,073)	(1,166,660)	(1,858,149)
Adjustments to maintain reserves	(125)	-	(622)	(10)	313	-	384	(6)

Net equity transactions	8,540,904	3,140,592	11,176,844	17,903,135	(7,385,204)	11,271,422	(7,592,796)	(7,085,048)

Net change in contract owners’ equity	10,111,737	3,286,232	31,516,002	40,173,291	(14,844,985)	31,514,306	(1,645,285)	1,866,742
Contract owners’ equity at beginning of period	3,286,232	-	107,770,904	67,597,613	99,362,997	67,848,691	36,751,584	34,884,842

Contract owners’ equity at end of period	$13,397,969	3,286,232	139,286,906	107,770,904	84,518,012	99,362,997	35,106,299	36,751,584

CHANGE IN UNITS:
Beginning units	304,568	-	5,619,115	4,473,476	4,896,893	4,174,392	1,920,637	2,332,938
Units purchased	915,253	538,946	2,637,605	2,210,348	1,747,885	2,022,956	119,332	385,263
Units redeemed	(124,382)	(234,378)	(1,958,600)	(1,064,709)	(2,176,983)	(1,300,455)	(556,315)	(797,564)

Ending units	1,095,439	304,568	6,298,120	5,619,115	4,467,795	4,896,893	1,483,654	1,920,637

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVSTC		VVTISI		VVTSM		VRVDIA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,448,352	5,011,140	475,956	(23,868)	3,260,409	2,531,475	-	11,228
Realized gain (loss) on investments	1,505,963	151,629	(21,227)	1,236	10,965,165	4,350,259	(49,522)	(714)
Change in unrealized gain (loss) on investments	6,006,933	6,454,857	6,266,799	1,542,052	32,265,275	41,518,533	287,344	196,879
Reinvested capital gains	-	-	167,531	-	7,724,087	5,568,661	18,899	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,961,248	11,617,626	6,889,059	1,519,420	54,214,936	53,968,928	256,721	207,393

Equity transactions:
Purchase payments received from contract owners (note 4)	6,111,513	7,771,326	4,702,707	809,273	12,255,794	6,233,123	106,085	-
Transfers between funds	43,794,053	40,914,645	23,190,736	19,182,043	14,202,540	44,030,976	(134,961)	186,926
Redemptions (notes 2, 3, and 4)	(19,343,049)	(10,614,089)	(1,725,096)	(348,714)	(13,618,155)	(11,197,154)	(105,821)	(39,779)
Adjustments to maintain reserves	(677)	70	(1,167)	(2)	(20)	(16)	(3)	2

Net equity transactions	30,561,840	38,071,952	26,167,180	19,642,600	12,840,159	39,066,929	(134,700)	147,149

Net change in contract owners’ equity	44,523,088	49,689,578	33,056,239	21,162,020	67,055,095	93,035,857	122,021	354,542
Contract owners’ equity at beginning of period	252,732,371	203,042,793	21,162,020	-	257,572,530	164,536,673	1,450,022	1,095,480

Contract owners’ equity at end of period	$297,255,459	252,732,371	54,218,259	21,162,020	324,627,625	257,572,530	1,572,043	1,450,022

CHANGE IN UNITS:
Beginning units	21,445,245	18,027,207	1,967,446	-	12,972,881	10,624,527	117,261	105,013
Units purchased	12,358,854	7,791,807	3,629,629	2,065,720	5,917,355	5,074,075	50,905	20,548
Units redeemed	(9,569,719)	(4,373,769)	(1,047,083)	(98,274)	(5,250,893)	(2,725,721)	(65,363)	(8,300)

Ending units	24,234,380	21,445,245	4,549,992	1,967,446	13,639,343	12,972,881	102,803	117,261

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VRVDRA		VRVNMA		SVDF		SVOF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$61,469	95,617	469,997	405,893	(2,224)	(1,903)	3,935	3,059
Realized gain (loss) on investments	(416,950)	(204,473)	(143,937)	(48,371)	172,574	231,970	(3,836)	27,577
Change in unrealized gain (loss) on investments	(13,512)	758,212	367,867	604,598	3,462,630	526,434	80,541	139,268
Reinvested capital gains	95,371	572,875	-	-	767,951	1,371,919	68,027	122,042

Net increase (decrease) in contract owners’ equity resulting from operations	(273,622)	1,222,231	693,927	962,120	4,400,931	2,128,420	148,667	291,946

Equity transactions:
Purchase payments received from contract owners (note 4)	135,381	88,044	147,981	270,212	128,077	77,193	23,510	3,681
Transfers between funds	(24,771)	487,311	3,377,421	1,660,160	(1,548,926)	3,825,476	(188,272)	(26,011)
Redemptions (notes 2, 3, and 4)	(163,360)	(411,347)	(495,640)	(869,582)	(396,018)	(568,813)	(37,134)	(210,658)
Adjustments to maintain reserves	951	-	77	8	(8)	(1)	(3)	(3)

Net equity transactions	(51,799)	164,008	3,029,839	1,060,798	(1,816,875)	3,333,855	(201,899)	(232,991)

Net change in contract owners’ equity	(325,421)	1,386,239	3,723,766	2,022,918	2,584,056	5,462,275	(53,232)	58,955
Contract owners’ equity at beginning of period	5,970,362	4,584,123	11,131,367	9,108,449	10,058,385	4,596,110	1,040,634	981,679

Contract owners’ equity at end of period	$5,644,941	5,970,362	14,855,133	11,131,367	12,642,441	10,058,385	987,402	1,040,634

CHANGE IN UNITS:
Beginning units	264,051	255,859	747,259	676,032	187,589	121,519	27,544	34,158
Units purchased	92,459	122,833	647,003	257,189	138,472	471,459	5,759	2,925
Units redeemed	(101,976)	(114,641)	(458,052)	(185,962)	(178,001)	(405,389)	(10,485)	(9,539)

Ending units	254,534	264,051	936,210	747,259	148,060	187,589	22,818	27,544

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MGRFV		DVIV		CLVQF2		SAM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	245,095	119,442	107,749	141,078	-	-	-
Realized gain (loss) on investments	561,357	358,728	(872,999)	49,608	(176,295)	(288,572)	-	-
Change in unrealized gain (loss) on investments	920,539	(352,886)	(488,364)	904,568	223,395	310,277	(528)	-
Reinvested capital gains	60,013	1,084,112	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,541,909	1,335,049	(1,241,921)	1,061,925	188,178	21,705	(528)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	556,007	373,169	34,405	86,828	22,793	162,988	-	-
Transfers between funds	(1,767,057)	2,243,780	(3,956,482)	(1,054,136)	(6,472,151)	(985,826)	-	-
Redemptions (notes 2, 3, and 4)	(1,156,664)	(959,586)	(105,964)	(150,351)	(34,796)	(308,482)	-	-
Adjustments to maintain reserves	(3)	2	175	(3)	(9)	(3)	528	-

Net equity transactions	(2,367,717)	1,657,365	(4,027,866)	(1,117,662)	(6,484,163)	(1,131,323)	528	-

Net change in contract owners’ equity	(825,808)	2,992,414	(5,269,787)	(55,737)	(6,295,985)	(1,109,618)	-	-
Contract owners’ equity at beginning of period	24,392,867	21,400,453	5,269,787	5,325,524	6,295,985	7,405,603	-	-

Contract owners’ equity at end of period	$23,567,059	24,392,867	-	5,269,787	-	6,295,985	-	-

CHANGE IN UNITS:
Beginning units	1,830,046	1,704,247	330,538	405,224	754,341	891,271	-	-
Units purchased	1,402,206	599,113	30,268	67,917	53,906	235,755	-	-
Units redeemed	(1,585,403)	(473,314)	(360,806)	(142,603)	(808,247)	(372,685)	-	-

Ending units	1,646,849	1,830,046	-	330,538	-	754,341	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDIVI		NVLCAP		NVLMP		PVAAAD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$65,743	74,292	2,081	6,211	12,120	49,253	43,370	93,260
Realized gain (loss) on investments	(134,299)	(2,106)	(15,463)	(23,564)	(176,367)	137	(564,125)	(27,578)
Change in unrealized gain (loss) on investments	54,638	(43,341)	(3,077)	120,042	(33,402)	222,116	139,758	160,247
Reinvested capital gains	-	11,936	8,653	11,053	131,676	50,002	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(13,918)	40,781	(7,806)	113,742	(65,973)	321,508	(380,997)	225,929

Equity transactions:
Purchase payments received from contract owners (note 4)	285,000	60,660	212	23,862	211,944	727,972	62,696	27,320
Transfers between funds	(586,900)	80,679	(233,068)	(389,386)	(2,737,890)	350,147	(3,063,094)	87,682
Redemptions (notes 2, 3, and 4)	(50,181)	(582)	(146,527)	(49,752)	(309,934)	(23,748)	(20,813)	(191,277)
Adjustments to maintain reserves	6	1	-	1	556	-	(1)	(3)

Net equity transactions	(352,075)	140,758	(379,383)	(415,275)	(2,835,324)	1,054,371	(3,021,212)	(76,278)

Net change in contract owners’ equity	(365,993)	181,539	(387,189)	(301,533)	(2,901,297)	1,375,879	(3,402,209)	149,651
Contract owners’ equity at beginning of period	365,993	184,454	387,189	688,722	2,901,297	1,525,418	3,402,209	3,252,558

Contract owners’ equity at end of period	$-	365,993	-	387,189	-	2,901,297	-	3,402,209

CHANGE IN UNITS:
Beginning units	33,334	19,580	32,192	68,612	244,693	151,436	326,312	333,350
Units purchased	68,065	19,715	33,987	3,360	32,676	97,279	31,578	54,289
Units redeemed	(101,399)	(5,961)	(66,179)	(39,780)	(277,369)	(4,022)	(357,890)	(61,327)

Ending units	-	33,334	-	32,192	-	244,693	-	326,312

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVAAAI		SIVMS2		SIVMP2		SIVMG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$7,418	15,283	25,757	51,792	715	27,418	12,768	92,836
Realized gain (loss) on investments	(112,674)	(53)	(132,967)	23,394	(41,323)	64,729	14,713	832
Change in unrealized gain (loss) on investments	51,264	20,271	(11,751)	112,993	(78,029)	79,931	(194,701)	342,812
Reinvested capital gains	-	-	130,895	51,548	111,779	28,602	151,101	58,982

Net increase (decrease) in contract owners’ equity resulting from operations	(53,992)	35,501	11,934	239,727	(6,858)	200,680	(16,119)	495,462

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	77,928	-	-	59,305	(252)	118,935
Transfers between funds	(486,110)	-	(1,684,869)	(19,824)	(1,021,837)	186,286	(3,208,236)	85,425
Redemptions (notes 2, 3, and 4)	(100)	(240)	(63,391)	(419,239)	(24,890)	(438,623)	(33,321)	(42,675)
Adjustments to maintain reserves	-	(1)	(2)	-	-	-	347	-

Net equity transactions	(486,210)	(241)	(1,670,334)	(439,063)	(1,046,727)	(193,032)	(3,241,462)	161,685

Net change in contract owners’ equity	(540,202)	35,260	(1,658,400)	(199,336)	(1,053,585)	7,648	(3,257,581)	657,147
Contract owners’ equity at beginning of period	540,202	504,942	1,658,400	1,857,736	1,053,585	1,045,937	3,257,581	2,600,434

Contract owners’ equity at end of period	$-	540,202	-	1,658,400	-	1,053,585	-	3,257,581

CHANGE IN UNITS:
Beginning units	52,145	52,169	126,059	160,554	73,984	87,826	241,346	229,073
Units purchased	-	-	33,624	9,046	185	20,090	58,264	16,475
Units redeemed	(52,145)	(24)	(159,683)	(43,541)	(74,169)	(33,932)	(299,610)	(4,202)

Ending units	-	52,145	-	126,059	-	73,984	-	241,346

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SIVDS2		SIVCS2		SIVBS2		AMTP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,567	21,433	23,007	39,355	23,280	52,036	-	67,579
Realized gain (loss) on investments	(80,144)	(1,668)	(49,532)	4,857	(430,780)	12,417	-	(494,514)
Change in unrealized gain (loss) on investments	(3,242)	35,916	(24,022)	71,851	(14,296)	62,752	-	96,138
Reinvested capital gains	-	2,856	46,413	17,547	504,067	12,809	-	724,950

Net increase (decrease) in contract owners’ equity resulting from operations	(77,819)	58,537	(4,134)	133,610	82,271	140,014	-	394,153

Equity transactions:
Purchase payments received from contract owners (note 4)	63,130	-	282,126	-	776,209	1,110,947	-	17,955
Transfers between funds	(1,059,966)	298,416	(1,680,556)	313,233	(2,383,491)	305,425	-	(2,243,533)
Redemptions (notes 2, 3, and 4)	(20,569)	(330,427)	(174,965)	(176,088)	(404,541)	(285,223)	-	(121,424)
Adjustments to maintain reserves	-	2	3	(2)	11	1	-	5

Net equity transactions	(1,017,405)	(32,009)	(1,573,392)	137,143	(2,011,812)	1,131,150	-	(2,346,997)

Net change in contract owners’ equity	(1,095,224)	26,528	(1,577,526)	270,753	(1,929,541)	1,271,164	-	(1,952,844)
Contract owners’ equity at beginning of period	1,095,224	1,068,696	1,577,526	1,306,773	1,929,541	658,377	-	1,952,844

Contract owners’ equity at end of period	$-	1,095,224	-	1,577,526	-	1,929,541	-	-

CHANGE IN UNITS:
Beginning units	97,716	101,198	130,684	118,552	145,051	57,936	-	86,074
Units purchased	338,908	33,654	63,768	49,124	75,655	117,229	-	149,899
Units redeemed	(436,624)	(37,136)	(194,452)	(36,992)	(220,706)	(30,114)	-	(235,973)

Ending units	-	97,716	-	130,684	-	145,051	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JGUBSV		LOIOVC		LOVCS		LZRUSE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	3,130	-	33,162	-	356	-	6
Realized gain (loss) on investments	-	(22,578)	-	(2,043,742)	-	(18,561)	-	6,686
Change in unrealized gain (loss) on investments	-	14,966	-	2,576,418	-	15,429	-	4,222
Reinvested capital gains	-	-	-	-	-	12,845	-	193

Net increase (decrease) in contract owners’ equity resulting from operations	-	(4,482)	-	565,838	-	10,069	-	11,107

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	38,056	-	-	-	-
Transfers between funds	-	(605,384)	-	(6,212,463)	-	(63,948)	-	(46,251)
Redemptions (notes 2, 3, and 4)	-	(8,442)	-	(148,124)	-	(31)	-	-
Adjustments to maintain reserves	-	-	-	1	-	-	-	(1)

Net equity transactions	-	(613,826)	-	(6,322,530)	-	(63,979)	-	(46,252)

Net change in contract owners’ equity	-	(618,308)	-	(5,756,692)	-	(53,910)	-	(35,145)
Contract owners’ equity at beginning of period	-	618,308	-	5,756,692	-	53,910	-	35,145

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	61,904	-	502,246	-	3,024	-	1,511
Units purchased	-	6	-	86,108	-	-	-	-
Units redeemed	-	(61,910)	-	(588,354)	-	(3,024)	-	(1,511)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVGMAS		TTVMP2
	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	11,702	-	52,520
Realized gain (loss) on investments	-	(20,749)	-	(553,114)
Change in unrealized gain (loss) on investments	-	48,323	-	1,710,144
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	39,276	-	1,209,550

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	254
Transfers between funds	-	(1,121,936)	-	(9,073,847)
Redemptions (notes 2, 3, and 4)	-	(50,359)	-	(52,011)
Adjustments to maintain reserves	-	-	-	1,615

Net equity transactions	-	(1,172,295)	-	(9,123,989)

Net change in contract owners’ equity	-	(1,133,019)	-	(7,914,439)
Contract owners’ equity at beginning of period	-	1,133,019	-	7,914,439

Contract owners’ equity at end of period	$-	-	-	-

CHANGE IN UNITS:
Beginning units	-	117,746	-	1,064,181
Units purchased	-	5,081	-	40,758
Units redeemed	-	(122,827)	-	(1,104,939)

Ending units	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life Annuity Account G (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account. The Separate Account offers an interest-only variable annuity product.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

ADVISORS PREFERRED TRUST
Advisors Preferred Trust Gold Bullion Strategy (APTGBS)
ALGER PORTFOLIOS
Alger Small Cap Growth (AASCO)
Alger Capital Appreciation Class I-2 (ALCAI2)
Alger Large Cap Growth Class I-2 (ALCGI2)
Alger Mid Cap Growth (ALMGI2)
ALLIANCE VAR PRODUCTS SERIES
AB International Growth Class B (ABIGB)
AB Small Cap Growth Class B (ABSCGB)
AB Global Thematic Growth Cl B (ABTGB)
AB Dynamic Asset Allocation Class B (ALVDAB)
AB Growth and Income Class A (ALVGIA)
AB International Value Class B (ALVIVB)
AB Small-Mid Cap Value - Class B (ALVSVB)
ALPS VARIABLE INVESTMENT TRUST
ALPS Alerian Energy Infrastructure Class III (AAEIP3)
ALPS Aggressive Growth ETF Asset Allocation II (AAGEA2)
ALPS Balanced ETF Asset Allocation II (ABEAA2)
ALPS Conservative ETF Asset Allocation II (ACEAA2)
ALPS Growth ETF Asset Allocation II (AGEAA2)
ALPS Red Rocks Global Opportunity Cl III (ARLPE3)
ALPS Income and Growth ETF Asset Allocation II (AUGEA2)
AMERICAN CENTURY VARIABLE PORT
American Century VP Balanced - Class I (ACVB)
American Century VP International I (ACVI)
American Century VP Disciplined Core Value I (ACVIG)
American Century VP Inflation Protection Class II (ACVIP2)
American Century VP Large Company Value I (ACVLVI)
American Century VP Mid Cap Value I (ACVMV1)
American Century VP Ultra I (ACVU1)
American Century VP Value I (ACVV)
AMERICAN FUNDS INS SERIES
American Funds Asset Allocation Class 4 (AMVAA4)
American Funds Blue Chip Income and Growth 4 (AMVBC4)
American Funds Bond Class 4 (AMVBD4)
American Funds Capital Income Builder Class 4 (AMVCB4)
American Funds Capital World Bond Class 4 (AMVGB4)
American Funds Global Growth Class 4 (AMVGG4)
American Funds Growth-Income Class 4 (AMVGI4)
American Funds Growth Class 4 (AMVGR4)
American Funds Global Small Cap Class 4 (AMVGS4)
American Funds Global Growth and Income Class 4 (AMVGW4)
American Funds High-Income Bond Class 4 (AMVHI4)
American Funds International Class 4 (AMVI4)
American Funds International Growth and Income Class 4 (AMVIG4)
American Funds Mortgage Class 4 (AMVM4)
American Funds New World (AMVNW4)
American Funds US Government/AAA Rated Securities 4 (AMVUA4)
American Funds Mngd Rsk Growth-Income P-2 (AVGIP2)
American Funds Mngd Rsk Asset Allocation P-2 (AVPAP2)
American Funds Mngd Rsk Blue Chp Inc & Gr P-2 (AVRBP2)
American Funds Mngd Rsk Growth Class P-2 (AVRGP2)
American Funds Mngd Rsk International P-2 (AVRIP2)
AMUNDI PIONEER ASSET MGMNT
Amundi Pioneer High Yield VCT Class II (PIHYB2)
Amundi Pioneer Bond VCT II (PIVB2)
Amundi Pioneer Equity Income VCT Class II (PIVEI2)
Amundi Pioneer Fund VCT Class II (PIVF2)
Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Amundi Pioneer Strategic Income VCT Class II (PIVSI2)
BLACKROCK VAR SERIES TRST FNDS
BlackRock Capital Appreciation V.I. Cl3 (BRVCA3)
BlackRock Equity Dividend V.I. Cl3 (BRVED3)
BlackRock High Yield V.I. Cl3 (BRVHY3)
BlackRock Total Return V.I. Cl3 (BRVTR3)
BlackRock U.S. Government Bond V.I. Cl3 (BRVUG3)
BlackRock Advantage Large Cap Core V.I. Cl3 (BVLCC3)
BlackRock Advantage Large Cap Value V.I. Cl3 (BVLCV3)
BlackRock Large Cap Focus Growth V.I. Cl3 (BVLFG3)
BlackRock Global Allocation V.I. Cl3 (MLVGA3)
BNY MELLON FUNDS
BNY Mellon Stock Index (DSIF)
BNY Mellon Sustainable U.S. Equity (DSRG)
BNY Mellon Small Cap Stock Index - Serv (DVSCS)
CALVERT VARIABLE SERIES
Calvert VP SRI Balanced Class F (CVSBF)
COLUMBIA VARIABLE PORTFOLIO
CVP Seligman Global Technology - Class 2 (CLVGT2)
CVP Select Large Cap Value (CLVLV1)
CVP Strategic Income 2 (CLVSI2)
CVP Select Small Cap Value (CLVSV1)
CREDIT SUISSE TRUST
Credit Suisse Trust Commodity Return Strategy (CSCRS)
DELAWARE VIP TRUST
Delaware VIP Small Cap Value - Service (DWVSVS)
DFA INVESTMENT DIMENSIONS
DFA VA Equity Allocation (DFVEA)
DFA VA Global Bond (DFVGB)
DFA VA Global Moderate Allocation (DFVGMI)
DFA VA International Small (DFVIS)
DFA VA International Value (DFVIV)
DFA VA Short-Term Fixed (DFVSTF)
DFA VA U.S. Large Value (DFVULV)
DFA VA U.S. Targeted Value (DFVUTV)
EATON VANCE VP
Eaton Vance VT Floating-Rate Income (ETVFR)
FEDERATED HERMES INSURANCE SERIES
Federated Hermes High Income Bond II (FHIB)
Federated Hermes Kaufmann II (FVK2S)
Federated Hermes Managed Volatility II (FVU2)
FIDELITY VIP
Fidelity VIP Balanced - Serv II (FB2)
Fidelity VIP Contrafund - Serv II (FC2)
Fidelity VIP Dynamic Capital Apprec - Serv II (FDCA2)
Fidelity VIP Disciplined Small Cap - Serv II (FDSCS2)
Fidelity VIP Equity-Income - Serv II (FEI2)
Fidelity VIP Growth - Serv II (FG2)
Fidelity VIP Growth & Income - Serv II (FGI2)
Fidelity VIP Growth Opportunities - Serv II (FGO2)
Fidelity VIP High Income - Serv II (FHI2)
Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)
Fidelity VIP Mid Cap - Serv II (FMC2)
Fidelity VIP Energy Service Class 2 (FNRS2)
Fidelity VIP Overseas - Serv II (FO2)
Fidelity VIP Real Estate - Serv II (FRESS2)
Fidelity VIP Value -Serv II (FV2)
Fidelity VIP FundsManager 20% Service 2 (FVF202)
Fidelity VIP FundsManager 50% Service 2 (FVF502)
Fidelity VIP FundsManager 60% Service 2 (FVF602)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Fidelity VIP FundsManager 70% Service 2 (FVF702)
Fidelity VIP Freedom Income Serv II (FVFI2)
Fidelity VIP Intl Capital Apprec - Serv II (FVICA2)
Fidelity VIP Strategic Income - Serv II (FVSIS2)
Fidelity VIP Value Strategies - Serv II (FVSS2)
Fidelity VIP Target Volatility - Serv II (FVTV2)
FIRST EAGLE
First Eagle Overseas (FEOVF)
FRANKLIN TEMPLETON VIP TRUST
Franklin Templeton Global Bond II (FTVGI2)
Franklin Global Real Estate II (FTVGR2)
Franklin Income II (FTVIS2)
Franklin Mutual Shares II (FTVMS2)
Franklin Rising Dividends II (FTVRD2)
Franklin Strategic Income II (FTVSI2)
Franklin U.S. Government Securities II (FTVUG2)
GOLDMAN SACHS VAR INS TRUST
Goldman Sachs VIT Global Trends Allocation - Ser (GVGMNS)
Goldman Sachs VIT Multi-Strategy Alternatives (GVMSA)
GUGGENHEIM VARIABLE TRUST
Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)
Guggenheim Var Ser Large Cap Value Ser B (GVLCVB)
Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)
Guggenheim Rydex US Government Money Market (GVRUGM)
Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)
Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)
Guggenheim Rydex Biotechnology (RBF)
Guggenheim Rydex Banking (RBKF)
Guggenheim Rydex Basic Materials (RBMF)
Guggenheim Rydex Consumer Products (RCPF)
Guggenheim Rydex Electronics (RELF)
Guggenheim Rydex Energy (RENF)
Guggenheim Rydex Energy Services (RESF)
Guggenheim Rydex Financial Services (RFSF)
Guggenheim Rydex Health Care (RHCF)
Guggenheim Rydex High Yield Strategy (RHYS)
Guggenheim Rydex Internet (RINF)
Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)
Guggenheim Rydex Europe 1.25X Strategy (RLCE)
Guggenheim Rydex Japan 2X Strategy (RLCJ)
Guggenheim Rydex Leisure (RLF)
Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)
Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)
Guggenheim Rydex Nova (RNF)
Guggenheim Rydex NASDAQ-100 (ROF)
Guggenheim Rydex Precious Metals (RPMF)
Guggenheim Rydex Real Estate (RREF)
Guggenheim Rydex Retailing (RRF)
Guggenheim Long Short Equity (RSRF)
Guggenheim Rydex Technology (RTEC)
Guggenheim Rydex Telecommunications (RTEL)
Guggenheim Rydex S&P 500 2X Strategy (RTF)
Guggenheim Rydex Transportation (RTRF)
Guggenheim Rydex Inverse S&P 500 Strategy (RUF)
Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)
Guggenheim Rydex Utilities (RUTL)
Guggenheim Multi-Hedge Strategies (RVARS)
Guggenheim Rydex Commodities Strategy (RVCMD)
Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)
Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)
Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)
Guggenheim Rydex S&P 500 Pure Growth (RVLCG)
Guggenheim Rydex S&P 500 Pure Value (RVLCV)
Guggenheim Rydex Dow 2X Strategy (RVLDD)
Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)
Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)
Guggenheim Global Managed Futures Strategy (RVMFU)
Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)
Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)
Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)
Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)
Guggenheim Var Ser World Equity Income Ser D (SBLD)
Guggenheim Var Ser StylePlus Mid Growth Ser J (SBLJ)
Guggenheim Var Ser High Yield Ser P (SBLP)
Guggenheim Var Ser Small Cap Value Ser Q (SBLQ)
Guggenheim Var Ser StylePlus Small Growth Ser X (SBLX)
Guggenheim Var Ser StylePlus Large Growth Ser Y (SBLY)
INVESCO V. I.
Invesco V.I. Comstock I (ACC1)
Invesco V.I. Growth and Income I (ACGI)
Invesco V.I. Value Opportunities II (AVBV2)
Invesco V.I. Core Equity I (AVGI)
Invesco V.I. High Yield I (AVHY1)
Invesco V.I. International Growth I (AVIE)
Invesco V.I. Balanced Risk Allocation II (IVBRA2)
Invesco V.I. Core Plus Bond I (IVCPBI)
Invesco V.I. Diversified Dividend I (IVDDI)
Invesco V.I. Government Money Market I (IVGMMI)
Invesco V.I. Government Securities I (IVGS1)
Invesco V.I. Health Care I (IVHS)
Invesco V.I. Equity and Income I (IVKEI1)
Invesco V.I. Mid Cap Core Equity II (IVMCC2)
Invesco V.I. Global Real Estate I (IVRE)
Invesco V.I. Technology I (IVT)
Invesco Oppenheimer V.I. Conservative Balanced - S2 (OVCBS)
Invesco Oppenheimer V.I. Main Street - S2 (OVGIS)
Invesco Oppenheimer V.I. Global - S2 (OVGSS)
Invesco Oppenheimer V.I. International Growth - S2 (OVIGS)
Invesco Oppenheimer V.I. Global Strategic Inc - S2 (OVSBS)
Invesco Oppenheimer V.I. Total Return Bond - S2 (OVTRBS)
IVY VIP
Ivy VIP Asset Strategy (WRASP)
Ivy VIP Corporate Bond (WRBDP)
Ivy VIP Balanced (WRBP)
Ivy VIP Global Equity Income (WRDIV)
Ivy VIP Energy (WRENG)
Ivy VIP Global Bond (WRGBP)
Ivy VIP Natural Resources (WRGNR)
Ivy VIP Growth (WRGP)*
Ivy VIP High Income (WRHIP)
Ivy VIP Limited-Term Bond (WRLTBP)
Ivy VIP Mid Cap Growth (WRMCG)
Ivy VIP Science and Technology (WRSTP)
Ivy VIP Value (WRVP)
JANUS ASPEN SERIES
Janus Henderson Balanced - Inst (JABIN)
Janus Henderson Enterprise - Inst (JAEI)
Janus Henderson Flexible Bond - Serv (JAFBS)
Janus Henderson Forty - Inst (JAFRIN)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Janus Henderson Global Research - Inst (JAGRIN)
Janus Global Technology and Innovation - Serv (JAGTS)
Janus Henderson Overseas - Inst (JAIG)
Janus Henderson Research - Inst (JARIN)
Janus Henderson US Low Volatility - Serv (JIULVV)
Janus Henderson Mid Cap Value - Inst (JMCVIN)
JOHN HANCOCK
JHancock Emerging Markets Value Trust NAV (JHEVTN)
JPMORGAN
JPMorgan Global Allocation Class 2 (JPIGA2)
JPMorgan Income Builder Class 2 (JPIIB2)
LAZARD RETIREMENT SERIES FUND
Lazard Retirement Emerging Markets Equity (LZREMS)
Lazard Retirement Global Dynamic Multi-Asset (LZRGDM)
Lazard Retirement International Equity (LZRIES)
Lazard Retirement US Small-Mid Cap Equity (LZRUSM)
LMPV EQUITY TRUST
LMCBV Aggressive Growth I (LPVCAI)
LMCBV Dividend Strategy I (LPVCII)
LM QS Dynamic Multi Strategy II (LPVQD2)
LMCBV Large Cap Growth I (LVCLGI)
LMCBV Small Cap Growth II (SBVSG2)
LMPV INCOME TRUST
LMWAV Global High Yield Bond I (SBVHY)
LORD ABBETT SERIES FUND, INC.
Lord Abbett Bond Debenture (LOVBD)
Lord Abbett Dividend Growth (LOVCDG)
Lord Abbett Growth and Income (LOVGI)
MAINSTAY VP FUNDS TRUST
MainStay VP MacKay Convertible Service (MNCPS)
MFS VARIABLE INSURANCE TRUST
MFS Growth Series - Service (MEGSS)
MFS VIT New Discovery Series - Service (MNDSC)
MFS Value Series - Service (MVFSC)
NATIONWIDE VARIABLE INSURANCE
NW DoubleLine NVIT Total Return Tactical Cl Y (DTRTFY)
NVIT S&P 500 Index - Class Y (GVEXD)
NVIT International Index - Class Y (GVIXY)
NVIT Mid Cap Index - Class Y (MCIFD)
NVIT JP Morgan Mozaic Multi-Asset Class Y (NJMMAY)
NVIT Bond Index - Class Y (NVBXD)
NVIT Investor Destinations Capital Appreciation Class P (NVDCAP)
NVIT iShares ETF Fixed Income Fund Y (NVFIY)
NVIT iShares ETF Global Equity Fund Y (NVGEY)
NVIT Investor Destinations Moderate Class P (NVIDMP)
NVIT Columbia Overseas Value Class X (NVMIVX)
NVIT Multi-Manager Mid Cap Value I (NVMMV1)
Nationwide Newton NVIT Sustainable U.S. Equity I (NVNSR1)
NVIT Small Cap Index - Class Y (NVSIXD)
NVIT Government Money Market (SAMY)
Nationwide NVIT AQR Large Cap Defensive Style Class 1 (TRF)
NEUBERGER BERMAN ADV MGT TRUST
Neuberger Berman AMT Mid Cap Growth Class I (AMCG)
Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)
Neuberger Berman AMT Sustainable Equity Class I (AMSRS)
Neuberger Berman AMT Short Duration Bond (AMTB)
Neuberger Berman AMT US Equity Index PutWrite Strategy (NBARMS)
NORTHERN LIGHTS VARIABLE TRUST
Ntrn Lts Rational Trend Aggregation VA (HVDCT)
Ntrn Lts 7Twelve Balanced Cl 4 (NO7TB)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Ntrn Lts 7Twelve Balanced Cl 3 (NO7TB3)
Ntrn Lts TOPS Aggressive Growth ETF - Class 1 (NOTAG1)
Ntrn Lts TOPS Aggressive Growth ETF - Class 2 (NOTAG2)
Ntrn Lts TOPS Managed Risk Balanced ETF - Class 1 (NOTB1)
Ntrn Lts TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)
Ntrn Lts BTS Tactical Fixed Income VIT CL 2 (NOTBBA)
Ntrn Lts TOPS Balanced ETF - Class 2 (NOTBE2)
Ntrn Lts TOPS Conservative ETF Class 1 (NOTC1)*
Ntrn Lts TOPS Conservative ETF - Class 2 (NOTC2)
Ntrn Lts TOPS Managed Risk Growth ETF - Class 1 (NOTG1)
Ntrn Lts TOPS Managed Risk Growth ETF - Class 2 (NOTG2)
Ntrn Lts TOPS Growth ETF - Class 1 (NOTGR1)
Ntrn Lts TOPS Growth ETF - Class 2 (NOTGR2)
Ntrn Lts TOPS Moderate Growth ETF - Class 1 (NOTMD1)
Ntrn Lts TOPS Moderate Growth ETF - Class 2 (NOTMD2)
Ntrn Lts TOPS Managed Risk Moderate Growth ETF -1 (NOTMG1)
Ntrn Lts TOPS Managed Risk Moderate Growth ETF -2 (NOTMG2)
Ntrn Lts TOPS Balanced ETF - Class 1 (NOTMR1)
Ntrn Lts Probabilities Class 1 (NOVPB1)
Ntrn Lts Power Dividend Index (NOVPDI)
Ntrn Lts Power Income Class 2 (NOVPI2)
Ntrn Lts Power Momentum (NOVPM)
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT Dynamic Bond - Admin (PMUBAM)
PIMCO VIT All Asset - Admin (PMVAAA)
PIMCO VIT All Asset - Inst (PMVAAI)
PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)
PIMCO VIT International Bond (Unhedged)- Admin (PMVFBA)
PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)
PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)
PIMCO VIT High Yield - Admin (PMVHYA)
PIMCO VIT Income - Admin (PMVID)
PIMCO VIT Low Duration - Admin (PMVLDA)
PIMCO VIT Long Term US Government - Admin (PMVLGA)
PIMCO VIT Real Return - Admin (PMVRRA)
PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)
PIMCO VIT Total Return - Admin (PMVTRA)
PIMCO VIT Global Core Bond (Hedged) Adm (PVGCBA)
PIMCO VIT Global Diversified Allocation - Admin (PVGDAA)
PIMCO VIT Global Managed Allocation Adm (PVGMAA)
PIMCO VIT Short-Term - Admin (PVSTA)
PROFUNDS VP
ProFunds VP Asia 30 (PROA30)
ProFunds Access VP High Yield (PROAHY)
ProFunds VP Biotechnology (PROBIO)
ProFunds VP Bull (PROBL)
ProFunds VP Basic Materials (PROBM)
ProFunds VP Banks (PROBNK)
ProFunds VP Bear (PROBR)
ProFunds VP Consumer Goods (PROCG)
ProFunds VP Consumer Services (PROCS)
ProFunds VP Europe 30 (PROE30)
ProFunds VP Emerging Markets (PROEM)
ProFunds VP Financials (PROFIN)
ProFunds VP Falling US Dollar (PROFUD)
ProFunds VP Government Money Market (PROGMM)
ProFunds VP U.S. Government Plus (PROGVP)
ProFunds VP Health Care (PROHC)
ProFunds VP Industrials (PROIND)
ProFunds VP International (PROINT)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

ProFunds VP Japan (PROJP)
ProFunds VP Large-Cap Growth (PROLCG)
ProFunds VP Large-Cap Value (PROLCV)
ProFunds VP Mid-Cap (PROMC)
ProFunds VP Mid-Cap Growth (PROMCG)
ProFunds VP Mid-Cap Value (PROMCV)
ProFunds VP NASDAQ-100 (PRON)
ProFunds VP Internet (PRONET)
ProFunds VP Oil & Gas (PROOG)
ProFunds VP Pharmaceuticals (PROPHR)
ProFunds VP Precious Metals (PROPM)
ProFunds VP Real Estate (PRORE)
ProFunds VP Rising Rates Opportunity (PRORRO)
ProFunds VP Small Cap (PROSC)
ProFunds VP Small-Cap Growth (PROSCG)
ProFunds VP Semiconductor (PROSCN)
ProFunds VP Small-Cap Value (PROSCV)
ProFunds VP Short Emerging Markets (PROSEM)
ProFunds VP Short International (PROSIN)
ProFunds VP Short Mid-Cap (PROSMC)
ProFunds VP Short NASDAQ-100 (PROSN)
ProFunds VP Short Small-Cap (PROSSC)
ProFunds VP Technology (PROTEC)
ProFunds VP Telecommunications (PROTEL)
ProFunds VP UltraBull (PROUB)
ProFunds VP UltraMid-Cap (PROUMC)
ProFunds VP UltraNASDAQ-100 (PROUN)
ProFunds VP UltraSmall-Cap (PROUSC)
ProFunds VP UltraShort NASDAQ-100 (PROUSN)
ProFunds VP Utilities (PROUTL)
PUTNAM VARIABLE TRUST
Putnam VT Mortgage Securities Cl IB (PVAGIB)
Putnam VT Multi Asset Absolute Return Cl B (PVAR5B)
Putnam VT Diversified Income Cl IB (PVDIB)
Putnam VT Equity Income Cl IB (PVEIB)
Putnam VT High Yield Cl IB (PVHYB)
Putnam VT Income Cl IB (PVIB)
Putnam VT International Value Class IB (PVIGIB)
Putnam VT Sustainable Leaders Class IB (PVNOB)
REDWOOD
Redwood Managed Volatility Class I (RWMVI)
Redwood Managed Volatility Class N (RWMVN)
ROYCE CAPITAL FUND
Royce Micro-Cap (ROCMC)
Royce Small-Cap (ROCSC)
RUSSELL INVESTMENT FUNDS
RIF Global Real Estate Securities (RLVGRE)
RIF International Developed Markets (RLVIDM)
RIF Balanced Strategy (RLVLBS)
RIF Equity Growth Strategy (RLVLEG)
RIF Moderate Strategy (RLVLMS)
RIF Strategic Bond (RLVSB)
RIF US Small Cap Equity (RLVUSC)
RIF US Strategic Equity (RLVUSE)
T. ROWE PRICE VIP II
T. Rowe Price Blue Chip Growth II (TRBCG2)
T. Rowe Price Equity Income II (TREI2)
T. Rowe Price Health Sciences II (TRHS2)
T. Rowe Price Limited-Term Bond II (TRLT2)
THIRD AVENUE FFI STRATEGIES

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Third Avenue FFI Strategies Portfolio (TAVV)
TIMOTHY PLAN VARIABLE SERIES
Timothy Plan Conservative Growth VS (TPVCGP)
Timothy Plan Strategic Growth VS (TPVSGP)
VANECK VIP
VanEck VIP Global Gold Class S (VVGGS)
VanEck Emerging Markets Bond (VWBF)
VanEck VIP Emerging Markets (VWEM)
VanEck VIP Global Hard Assets Initial Cl (VWHA)
VANGUARD VARIABLE INS FUNDS
Vanguard VIF Balanced (VVB)
Vanguard VIF Conservative Allocation (VVCA)
Vanguard VIF Capital Growth (VVCG)
Vanguard VIF Diversified Value (VVDV)
Vanguard VIF Equity Income (VVEI)
Vanguard VIF Equity Index (VVEIX)
Vanguard VIF Growth (VVG)
Vanguard VIF Global Bond Index (VVGBI)
Vanguard VIF Total Bond Market Index (VVHGB)
Vanguard VIF High Yield Bond (VVHYB)
Vanguard VIF International (VVI)
Vanguard VIF Moderate Allocation (VVMA)
Vanguard VIF Mid-Cap Index (VVMCI)
Vanguard VIF REIT Index (VVREI)
Vanguard VIF Small Company Growth (VVSCG)
Vanguard VIF Short-Term Investment Grade (VVSTC)
Vanguard VIF Total International Stock Market Index (VVTISI)
Vanguard VIF Total Stock Market Index (VVTSM)
VIRTUS VAR INSURANCE TRUST
Virtus SGA International Class A (VRVDIA)
Virtus Duff & Phelps Real Estate Securities Class A (VRVDRA)
Virtus Newfleet Multi-Sector Intermediate Bond Class A (VRVNMA)
WELLS FARGO VARIABLE TRUST
Wells Fargo VT Discovery (SVDF)
Wells Fargo VT Opportunity (SVOF)
WESTCHESTER CAPITAL MGMT
Westchester Merger Fund VL (MGRFV)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Ntrn Lts TOPS Balanced ETF - Class 2 (NOTBE2)	9/4/2020
PIMCO VIT All Asset - Inst (PMVAAI)	6/1/2020
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)	5/1/2020
MFS VIT New Discovery Series - Service (MNDSC)	5/1/2020
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)	5/1/2020
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)	5/1/2020
Putnam VT Sustainable Leaders Class IB (PVNOB)	5/1/2020
Ntrn Lts TOPS Aggressive Growth ETF - Class 2 (NOTAG2)	5/1/2019
NVIT iShares ETF Fixed Income Fund Y (NVFIY)	5/1/2019
NVIT iShares ETF Global Equity Fund Y (NVGEY)	5/1/2019
Vanguard VIF Conservative Allocation (VVCA)	5/1/2019
Vanguard VIF Global Bond Index (VVGBI)	5/1/2019
Vanguard VIF Moderate Allocation (VVMA)	5/1/2019
Vanguard VIF Total International Stock Market Index (VVTISI)	5/1/2019
Ntrn Lts Rational Trend Aggregation VA (HVDCT)	2/8/2019
NVIT Government Money Market (SAMY)	2/8/2019
SEI Balanced Strategy Class II (SIVBS2)		9/25/2020
SEI Conservative Strategy Class II (SIVCS2)		9/25/2020
SEI Defensive Strategy Class II (SIVDS2)		9/25/2020
SEI Market Growth Strategy Class II (SIVMG2)		9/25/2020
SEI Market Plus Strategy Class II (SIVMP2)		9/25/2020
SEI Moderate Strategy Class II (SIVMS2)		9/25/2020
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)		4/30/2020
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)		4/23/2020
Lazard Retirement US Strategic Equity Portfolio (LZRUSE)		12/24/2019
Lord Abbett International Opportunities (LOIOVC)		7/31/2019
Lord Abbett Classic Stock (LOVCS)		7/26/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019
Invesco Oppenheimer V.I. Global Multi-Alternatives - Cl 2 (OVGMAS)		4/26/2019
Tortoise VIP MLP & Pipeline Class II (TTVMP2)		3/6/2019
Janus Henderson Global Unconstrained Bond - Serv (JGUBSV)		2/27/2019

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
PVAAAD	PIMCO VIT All Asset All Authority - Admin	PMVAAI	PIMCO VIT All Asset - Inst	6/1/2020
PVAAAI	PIMCO VIT All Asset All Authority - Inst	PMVAAI	PIMCO VIT All Asset - Inst	6/1/2020
GVDIVI	NVIT Multi-Manager International Value I	NVMIVX	NVIT Columbia Overseas Value Class X	10/16/2020
NVLCAP	NW DFA NVIT Capital Appreciation P	NVDCAP	NVIT Investor Destinations Capital Appreciation Class P	10/23/2020
NVLMP	NW DFA NVIT Moderate P	NVIDMP	NVIT Investor Destinations Moderate Class P	10/23/2020

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:
Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
AMVGB4	American Funds Capital World Bond Class 4	American Funds Global Bond Class 4	4/29/2020
ARLPE3	ALPS Red Rocks Global Opportunity Cl III	ALPS/Red Rocks Listed Private Equity Cl III	5/1/2020
FHIB	Federated Hermes High Income Bond II	Federated High Income Bond II	5/1/2020
FVK2S	Federated Hermes Kaufmann II	Federated Kaufmann II	5/1/2020
FVU2	Federated Hermes Managed Volatility II	Federated Managed Volatility II	5/1/2020
JAGTS	Janus Henderson Global Technology and Innovation - Serv	Janus Henderson Global Technology - Serv	5/1/2020
LOVCDG	Lord Abbett Dividend Growth	Lord Abbett Calibrated Dividend Growth	5/1/2020
NVNSR1	Nationwide Newton NVIT Sustainable U.S. Equity I	NW Neuberger Berman NVIT Socially Responsible I	5/1/2020
PVGMAA	PIMCO VIT Global Managed Allocation Adm	PIMCO VIT Global Multi-Asset Managed Allocation Adm	5/1/2020
TAVV	Third Avenue FFI Strategies Portfolio	Third Avenue Variable Annuity Trust Value	5/1/2020
TRF	Nationwide NVIT AQR Large Cap Defensive Style Class 1	NVIT Nationwide Fund Class 1	5/1/2020
VWBF	VanEck Emerging Markets Bond	VanEck VIP Unconstrained Emerging Markets Bond	5/1/2020
ACVIG	American Century VP Disciplined Core Value I	American Century VP Income & Growth I	9/25/2020

Effective May 1, 2020, the trust name Janus Henderson VIT Funds was changed to Janus Aspen Series.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$8,030,912,452	$-	$-	$8,030,912,452

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
APTGBS	$29,799,234	$21,270,442
AASCO	1,461	287,285
ALCAI2	10,592,417	9,854,305
ALCGI2	32,740,103	20,638,746
ALMGI2	19,451,209	12,891,143
ABIGB	519,574	439,657
ABSCGB	72,051	36,257
ABTGB	3,960,240	1,508,705
ALVDAB	4,709	1,726
ALVGIA	4,338,112	5,110,265
ALVIVB	1,848,324	1,489,508
ALVSVB	4,615,307	5,973,275
AAEIP3	2,493,803	5,346,961
AAGEA2	1,897,472	889,635
ABEAA2	4,033,803	2,072,303
ACEAA2	8,593,068	7,327,534
AGEAA2	2,133,410	4,402,680
ARLPE3	592,523	593,452
AUGEA2	1,889,531	2,005,323
ACVB	4,306,601	3,405,094
ACVI	2,605,591	2,794,440
ACVIG	10,699,647	5,073,189
ACVIP2	10,990,861	9,971,345
ACVLVI	1,421,279	1,060,014
ACVMV1	307,957	1,241,104
ACVU1	24,078,945	11,907,852
ACVV	3,617,858	6,315,282
AMVAA4	13,698,675	10,574,565
AMVBC4	7,052,493	5,009,774
AMVBD4	25,021,319	12,991,058
AMVCB4	4,915,792	2,585,933
AMVGB4	7,257,021	5,519,877
AMVGG4	13,878,386	4,225,226
AMVGI4	10,686,128	12,182,220
AMVGR4	30,627,053	24,499,752
AMVGS4	4,047,402	929,100
AMVGW4	3,326,192	2,129,442
AMVHI4	87,851,559	89,850,207
AMVI4	7,043,186	6,926,023
AMVIG4	3,653,990	1,512,294
AMVM4	7,475,843	4,028,987
AMVNW4	24,907,994	8,775,955
AMVUA4	73,069,269	58,655,315
AVGIP2	3,670	295
AVPAP2	2,454,204	1,382,045
AVRBP2	563,386	526,987
AVRGP2	8,958	189,999
AVRIP2	792	1,931
PIHYB2	14,460,578	16,665,172
PIVB2	6,614,942	10,243,727
PIVEI2	4,098,906	5,962,126
PIVF2	5,825,138	3,421,402
PIVMV2	499,147	1,077,787
PIVSI2	13,056,119	10,460,320
BRVCA3	1,953	27,294
BRVED3	10,089,448	6,253,138
BRVHY3	198,008,797	189,257,094
BRVTR3	19,312,762	13,348,995
BRVUG3	24,925,667	22,218,797
BVLCC3	3,369,980	3,565,199

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

BVLCV3	2,592,972	2,012,736
BVLFG3	37,518,727	27,412,485
MLVGA3	5,660,725	4,326,142
DSIF	12,235,058	23,063,183
DSRG	5,733,891	2,276,123
DVSCS	25,398,787	24,366,400
CVSBF	1,288,588	338,445
CLVGT2	10,748,732	9,100,015
CLVLV1	2,498,659	3,408,035
CLVSI2	3,965,606	7,333,386
CLVSV1	1,394,546	1,752,614
CSCRS	2,379,653	2,189,538
DWVSVS	6,611,023	5,908,939
DFVEA	16,034,636	7,979,743
DFVGB	23,190,192	21,986,421
DFVGMI	10,774,571	10,902,374
DFVIS	11,962,886	14,929,053
DFVIV	15,970,240	16,857,588
DFVSTF	46,559,427	41,493,411
DFVULV	20,813,905	31,183,839
DFVUTV	17,028,087	18,531,953
ETVFR	27,169,517	40,327,364
FHIB	11,310,772	11,596,389
FVK2S	7,523,334	6,711,366
FVU2	2,267,299	2,508,414
FB2	8,727,720	6,055,140
FC2	8,081,947	9,406,335
FDCA2	854	29
FDSCS2	4,778,791	2,502,087
FEI2	6,481,536	2,609,676
FG2	18,914,561	14,169,112
FGI2	1,754,889	1,805,543
FGO2	31,984,557	26,630,501
FHI2	27,349,530	32,653,079
FIGBP2	62,264,712	21,996,371
FMC2	1,283,643	1,239,708
FNRS2	1,224,510	584,540
FO2	1,082,903	2,153,080
FRESS2	2,905,643	5,279,912
FV2	2,623,017	2,873,603
FVF202	313	269
FVF502	11,271	89,356
FVF602	29,968	237,335
FVF702	53	1
FVFI2	12,092,528	6,034,089
FVICA2	13,738,052	8,788,845
FVSIS2	13,525,202	9,211,629
FVSS2	1,280	66
FVTV2	12,375	280
FEOVF	8,948,087	15,950,169
FTVGI2	9,011,929	24,005,603
FTVGR2	904,373	608,032
FTVIS2	6,767,097	7,777,680
FTVMS2	504,358	704,751
FTVRD2	6,836,107	7,331,346
FTVSI2	6,466,101	4,053,516
FTVUG2	34,499,534	34,213,481
GVGMNS	2,862	1,815
GVMSA	3,430,493	2,149,266
GVFRB	16,966,165	20,677,754

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

GVLCVB	2,803	7,195
GVR2XS	100,677,522	101,279,855
GVRUGM	1,109	577,837
GVTRBE	46,770,128	23,714,172
RAF	18,322,351	17,941,451
RBF	19,248,695	19,006,004
RBKF	16,273,567	16,917,651
RBMF	8,055,765	7,946,192
RCPF	16,767,242	20,383,263
RELF	9,747,664	11,097,644
RENF	11,774,884	13,293,765
RESF	7,226,366	6,680,308
RFSF	10,397,707	10,401,114
RHCF	19,238,261	18,229,652
RHYS	31,269,769	27,151,215
RINF	16,148,171	15,872,491
RJNF	55,892,021	55,188,532
RLCE	2,860,959	3,500,417
RLCJ	1,603,166	1,322,322
RLF	14,230,323	10,794,754
RMED	15,302,565	16,377,636
RMEK	4,320,622	2,733,001
RNF	153,217,395	144,708,060
ROF	107,092,449	101,487,734
RPMF	21,591,335	21,748,480
RREF	8,505,857	8,358,619
RRF	11,979,856	10,205,725
RSRF	1,045,868	1,991,719
RTEC	14,142,559	17,015,301
RTEL	5,119,272	4,520,523
RTF	593,375,447	587,450,815
RTRF	14,095,779	12,842,593
RUF	313,309,053	312,309,338
RUGB	302,110,728	300,673,233
RUTL	15,975,930	15,641,942
RVARS	6,340,865	4,534,066
RVCMD	5,870,862	5,249,555
RVF	544,816,144	552,915,587
RVIDD	56,041,648	54,149,682
RVIMC	2,924,159	2,950,494
RVISC	20,473,195	20,332,868
RVLCG	25,154,323	25,783,629
RVLCV	11,065,225	9,229,981
RVLDD	110,374,801	111,826,331
RVMCG	17,604,611	13,178,183
RVMCV	17,513,704	12,380,524
RVMFU	2,443,805	1,581,309
RVSCG	10,303,862	8,750,926
RVSCV	6,797,735	7,367,133
RVSDL	19,727,780	19,469,106
RVWDL	36,403,225	35,467,795
SBLD	3,612	8,394
SBLJ	454,144	249,777
SBLP	9,119,992	9,778,005
SBLQ	364,730	120,775
SBLX	20	-
SBLY	323,249	1,144,104
ACC1	1,935,720	2,048,129
ACGI	386,084	1,468,779
AVBV2	529	156

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

AVGI	1,262,889	1,776,442
AVHY1	79,139,857	76,743,428
AVIE	6,854,981	8,110,797
IVBRA2	3,489,944	3,661,869
IVCPBI	19,018,473	11,949,822
IVDDI	3,035,471	8,169,559
IVGMMI	1,515,732,854	1,479,373,865
IVGS1	26,398,123	23,937,054
IVHS	2,796,628	2,213,779
IVKEI1	2,597,897	7,634,350
IVMCC2	2,432,115	2,651,407
IVRE	5,893,558	6,795,254
IVT	10,932,369	7,340,103
OVCBS	1,929	13
OVGIS	1,448,433	1,873,890
OVGSS	4,413,314	6,638,638
OVIGS	3,571,423	8,998,175
OVSBS	588,971	1,819,484
OVTRBS	6,436,205	3,539,384
WRASP	1,046,049	1,690,057
WRBDP	14,415,536	10,282,176
WRBP	1,129,319	1,543,646
WRDIV	1,339	89,102
WRENG	3,709,988	4,429,575
WRGBP	2,792,922	2,769,059
WRGNR	726,228	930,585
WRGP	-	16,563
WRHIP	34,788,541	29,350,754
WRLTBP	3,803,119	2,824,485
WRMCG	13,054,823	7,904,956
WRSTP	7,665,683	7,193,006
WRVP	406,840	1,642,413
JABIN	18,641,102	14,410,095
JAEI	15,504,285	24,529,068
JAFBS	9,530,224	4,712,076
JAFRIN	7,627,235	7,104,106
JAGRIN	2,402,020	2,741,865
JAGTS	19,227	3,383
JAIG	4,197,028	4,732,023
JARIN	4,170,949	4,574,336
JIULVV	4,528,298	6,208,788
JMCVIN	8,450,540	3,916,819
JHEVTN	4,508,416	5,357,006
JPIGA2	4,676,733	5,377,436
JPIIB2	1,696,087	2,666,148
LZREMS	7,298,815	10,034,490
LZRGDM	1,756,910	1,822,317
LZRIES	4,795,611	4,407,892
LZRUSM	4,329,559	3,977,550
LPVCAI	1,683,071	2,502,711
LPVCII	3,031,549	4,766,436
LPVQD2	107,436	324,963
LVCLGI	5,581,758	10,082,265
SBVSG2	29,196,836	11,733,096
SBVHY	16,217,963	17,864,728
LOVBD	30,276,350	26,457,526
LOVCDG	3,299,607	5,166,225
LOVGI	1,209,388	1,158,661
MNCPS	29,323,452	22,485,852
MEGSS	11,464,607	3,413,973

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

MNDSC	4,329,637	36,320
MVFSC	4,805,954	3,860,994
DTRTFY	19,943,734	9,287,170
GVEXD	93,204,721	78,120,749
GVIXY	32,681,173	14,635,836
MCIFD	17,073,417	26,632,726
NJMMAY	269,943	19,221
NVBXD	27,443,000	14,524,693
NVDCAP	577,789	1,181
NVFIY	2,536,177	1,930,720
NVGEY	2,113,343	1,033,449
NVIDMP	2,283,479	72,698
NVMIVX	903,152	1,002
NVMMV1	228,473	1,258,801
NVNSR1	2,146,772	366,888
NVSIXD	28,545,030	10,444,703
SAMY	388,415,135	306,669,316
TRF	4,067,704	150,071
AMCG	2,331,718	2,035,139
AMRI	2,721,017	3,505,599
AMSRS	120,077	646,094
AMTB	13,016,739	12,423,239
NBARMS	876,730	857,746
HVDCT	2,504,791	7,030,457
NO7TB	353	1,745
NO7TB3	116,432	706,192
NOTAG1	1,822	77
NOTAG2	184,085	7,914
NOTB1	5,372	239
NOTB2	142,892	114,141
NOTBBA	27,010,857	21,609,618
NOTBE2	362,511	53,296
NOTC1	-	24,127
NOTC2	750,184	779,511
NOTG1	1,042,614	3,076,388
NOTG2	57,278	60,291
NOTGR1	25,976	859,242
NOTGR2	504,448	75,893
NOTMD1	12,062	1,066,278
NOTMD2	1,484,747	559,065
NOTMG1	35,918	61,797
NOTMG2	319,103	172,547
NOTMR1	6,163	1,761
NOVPB1	2,896,663	6,029,826
NOVPDI	326,939	3,059,337
NOVPI2	385,101	2,735,168
NOVPM	811,962	2,884,332
PMUBAM	2,454,452	5,869,585
PMVAAA	6,659,225	6,544,205
PMVAAI	499,573	140
PMVEBA	35,376,063	40,637,626
PMVFBA	2,911,608	2,858,842
PMVFHA	18,798,339	18,713,212
PMVGBA	1,345,559	966,921
PMVHYA	147,414,708	167,686,775
PMVID	45,826,693	35,079,465
PMVLDA	19,641,807	17,832,302
PMVLGA	70,988,968	69,994,338
PMVRRA	33,365,123	30,949,281
PMVRSA	5,820,765	5,388,199

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

PMVTRA	45,501,453	34,165,938
PVGCBA	1,793,302	681,489
PVGDAA	1,010	89
PVGMAA	750,844	429,377
PVSTA	24,573,258	31,840,468
PROA30	10,172,482	9,718,001
PROAHY	7,394,074	7,120,805
PROBIO	12,384,815	11,649,652
PROBL	65,295,279	62,366,912
PROBM	11,476,865	7,507,764
PROBNK	9,190,264	10,315,462
PROBR	9,515,685	8,575,014
PROCG	16,202,144	15,274,597
PROCS	12,122,273	10,523,892
PROE30	5,063,077	5,236,457
PROEM	20,879,594	17,378,577
PROFIN	35,713,987	36,666,565
PROFUD	1,641,316	1,381,660
PROGMM	3,654	4,300,267
PROGVP	33,054,968	35,424,265
PROHC	20,829,447	21,461,371
PROIND	12,737,627	12,277,265
PROINT	6,751,980	6,751,049
PROJP	9,230,695	7,040,032
PROLCG	25,575,084	25,722,726
PROLCV	5,644,003	9,339,697
PROMC	10,869,169	11,070,602
PROMCG	16,554,724	14,338,351
PROMCV	7,504,875	8,098,455
PRON	526,812,822	522,613,284
PRONET	16,920,254	13,619,804
PROOG	4,174,040	5,591,939
PROPHR	4,065,623	3,910,241
PROPM	11,005,277	10,402,657
PRORE	11,379,949	13,182,433
PRORRO	8,797,267	8,829,022
PROSC	22,900,991	20,943,388
PROSCG	9,746,496	8,712,438
PROSCN	10,223,461	8,495,634
PROSCV	7,524,494	7,339,155
PROSEM	8,694,830	8,722,606
PROSIN	4,635,596	4,471,990
PROSMC	2,946,521	2,984,148
PROSN	299,591,400	300,757,456
PROSSC	6,806,728	6,639,572
PROTEC	49,088,574	48,152,326
PROTEL	2,013,500	1,861,305
PROUB	13,989,825	12,343,774
PROUMC	7,254,569	7,476,166
PROUN	463,604,026	460,503,744
PROUSC	8,325,712	7,401,223
PROUSN	259,247,558	263,650,662
PROUTL	11,029,112	12,183,881
PVAGIB	1,796,291	4,393,159
PVAR5B	1,354,894	700,452
PVDIB	4,558,294	7,989,167
PVEIB	9,701,872	7,913,877
PVHYB	45,488,894	44,793,530
PVIB	17,990,369	21,555,900
PVIGIB	408,315	30,586

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

PVNOB	925,981	27,302
RWMVI	5,290,002	7,387,770
RWMVN	239,524	1,826,977
ROCMC	1,571,982	1,840,703
ROCSC	2,099,654	1,586,097
RLVGRE	5,423	13,373
RLVIDM	1,357	1,475
RLVLBS	13,405	2,835
RLVLEG	12,206	1,699
RLVLMS	6,927	76,238
RLVSB	13,114	19,425
RLVUSC	548	-
RLVUSE	2,378	-
TRBCG2	34,973,388	36,401,007
TREI2	3,967,791	5,175,996
TRHS2	21,565,215	18,357,073
TRLT2	12,963,075	14,169,031
TAVV	152,829	917,674
TPVCGP	1,568,692	906,733
TPVSGP	552,052	582,178
VVGGS	18,258,587	15,461,091
VWBF	2,533,272	2,515,180
VWEM	25,974,179	22,873,553
VWHA	3,430,740	1,350,801
VVB	42,906,700	26,590,619
VVCA	19,017,501	3,996,578
VVCG	29,430,378	35,953,479
VVDV	11,792,599	6,303,642
VVEI	40,031,514	27,141,732
VVEIX	69,464,606	47,389,866
VVG	42,560,676	24,119,491
VVGBI	9,233,190	5,293,635
VVHGB	148,987,922	56,563,374
VVHYB	42,425,660	31,427,496
VVI	33,676,707	46,915,387
VVMA	9,442,084	684,779
VVMCI	36,008,030	17,762,503
VVREI	19,338,870	23,360,326
VVSCG	4,100,741	8,543,932
VVSTC	98,023,295	61,013,110
VVTISI	29,783,563	2,972,905
VVTSM	81,586,343	57,761,701
VRVDIA	649,568	765,360
VRVDRA	1,631,771	1,526,733
VRVNMA	9,452,079	5,952,242
SVDF	7,885,507	8,936,639
SVOF	200,374	330,314
MGRFV	17,040,552	19,348,253
GVDIVI	620,519	906,855
LOIOVC	1	-
NVLCAP	376,460	745,107
NVLMP	401,702	3,093,231
CLVQF2	460,999	6,804,082
DVIV	404,002	4,312,425
PVAAAI	7,418	486,210
PVAAAD	305,572	3,283,413
SIVBS2	1,415,210	2,899,674
SIVCS2	833,951	2,337,926
SIVDS2	3,783,314	4,795,152
SIVMG2	175,724	3,253,317

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

SIVMP2	112,854	1,047,087
SIVMS2	559,109	2,072,789

	$10,687,979,680	$9,979,989,259

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Advisors Preferred Trust Gold Bullion Strategy (APTGBS)
2020	0.00%	to	0.15%	1,764,747	$12.65	to	$13.70	$22,372,473	7.44%	19.51%	to	19.69%
2019	0.00%	to	0.15%	1,209	10.57	to	11.46	12,776	0.23%	17.77%	to	17.94%
2018	0.00%	to	0.15%	603	8.96	to	9.73	5,405	8.73%	-4.51%	to	-4.38%
2017	0.00%	to	0.15%	510	9.37	to	10.19	4,781	0.00%	1.90%	to	11.28%
2016			0.00%	650			8.42	5,477	0.00%			6.85%
Alger Small Cap Growth (AASCO)
2020	0.00%	to	1.30%	295	66.38	to	74.19	20,395	0.15%	64.99%	to	67.15%
2019	0.00%	to	1.30%	6	40.23	to	44.39	249	0.00%	27.67%	to	29.34%
2018	0.00%	to	1.30%	6	31.51	to	34.32	197	0.00%	0.10%	to	1.45%
2017	0.00%	to	1.30%	6	31.48	to	33.83	200	0.00%	27.09%	to	28.73%
2016	0.00%	to	1.30%	6	24.77	to	26.28	168	0.00%	4.87%	to	6.22%
Alger Capital Appreciation Class I-2 (ALCAI2)
2020	0.00%	to	1.30%	322,962	21.49	to	125.12	26,547,799	0.00%	39.92%	to	41.75%
2019	0.00%	to	1.30%	369	15.18	to	89.42	21,665	0.00%	31.86%	to	33.58%
2018	0.00%	to	1.30%	370	11.38	to	67.81	16,864	0.00%	-1.41%	to	-0.09%
2017	0.00%	to	1.30%	380	11.41	to	68.78	17,333	0.00%	14.10%	to	31.08%
2016	0.00%	to	1.30%	355	35.13	to	53.15	12,496	0.00%	-0.80%	to	0.49%
Alger Large Cap Growth Class I-2 (ALCGI2)
2020	0.00%	to	1.30%	347,887	24.31	to	74.65	20,254,614	0.23%	64.87%	to	67.03%
2019	0.00%	to	1.30%	142	14.57	to	45.27	4,614	0.00%	25.79%	to	27.43%
2018	0.00%	to	1.30%	190	11.45	to	35.99	5,056	0.00%	0.87%	to	2.21%
2017	0.00%	to	1.30%	78	11.22	to	35.68	2,215	0.00%	12.20%	to	28.49%
2016	0.00%	to	1.30%	89	22.22	to	28.14	1,983	0.00%	-2.09%	to	-0.85%
Alger Mid Cap Growth (ALMGI2)
2020	0.00%	to	1.30%	219,504	22.79	to	88.01	11,353,211	0.00%	62.50%	to	64.63%
2019	0.00%	to	1.30%	100	13.86	to	54.16	2,990	0.00%	28.57%	to	30.26%
2018	0.00%	to	1.30%	74	10.66	to	42.12	1,727	0.00%	-8.65%	to	-7.44%
2017	0.00%	to	1.30%	66	11.53	to	46.11	1,748	0.00%	15.30%	to	29.80%
2016	0.00%	to	1.30%	58	20.20	to	35.99	1,191	0.00%	-0.33%	to	0.95%
AB International Growth Class B (ABIGB)
2020			0.00%	53,011			14.94	791,977	1.06%			29.60%
2019			0.00%	52			11.53	597	0.29%			27.23%
2018	0.00%	to	0.15%	69	9.06	to	9.44	629	0.25%	-17.77%	to	-17.64%
2017	0.00%	to	0.15%	329	11.00	to	11.48	3,621	1.06%	14.80%	to	34.64%
2016			0.00%	159			8.17	1,295	0.00%			-7.05%
AB Small Cap Growth Class B (ABSCGB)
2020			0.00%	20,087			58.56	1,176,334	0.00%			53.64%
2019			0.00%	21			38.12	794	0.00%			36.01%
2018			0.00%	22			28.03	626	0.00%			-1.09%
2017			0.00%	30			28.34	842	0.00%			33.81%
2016			0.00%	41			21.18	869	0.00%			6.22%
AB Global Thematic Growth Cl B (ABTGB)
2020	0.00%	to	0.15%	167,424	18.90	to	26.32	4,356,900	0.55%	38.87%	to	39.08%
2019	0.00%	to	0.15%	67	13.61	to	18.92	1,235	0.20%	29.59%	to	29.78%
2018	0.00%	to	0.15%	50	10.50	to	14.58	688	0.00%	-10.10%	to	-10.00%
2017	0.00%	to	0.15%	99	11.68	to	16.20	1,608	0.00%	16.80%	to	36.36%
2016			0.00%	25	11.88			302	0.00%	-0.92%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
AB Dynamic Asset Allocation Class B (ALVDAB)
2020	0.00%	to	0.15%	22,056	12.04	to	15.95	338,864	1.51%	4.70%	to	4.86%
2019	0.00%	to	0.15%	22	11.50	to	15.21	325	1.86%	15.07%	to	15.24%
2018	0.00%	to	0.15%	26	10.00	to	13.20	327	1.22%	-7.41%	to	-7.30%
2017	0.00%	to	0.15%	50	10.80	to	14.24	681	2.67%	8.00%	to	14.29%
2016			0.00%	38	12.46			472	0.00%	3.40%
AB Growth and Income Class A (ALVGIA)
2020	0.00%	to	0.15%	561,259	13.71	to	28.43	14,695,554	1.60%	2.57%	to	2.72%
2019	0.00%	to	0.15%	639	13.37	to	27.68	16,361	1.26%	22.31%	to	23.91%
2018	0.00%	to	1.30%	568	10.80	to	23.34	11,752	1.00%	-6.83%	to	-5.62%
2017	0.00%	to	1.30%	519	11.46	to	25.05	12,273	1.40%	14.60%	to	18.94%
2016	0.00%	to	1.30%	511	19.90	to	21.34	10,174	1.00%	9.89%	to	11.30%
AB International Value Class B (ALVIVB)
2020			0.00%	254,354	8.38			2,130,961	1.88%	2.21%
2019			0.00%	208	8.20			1,703	0.68%	16.79%
2018	0.00%	to	0.15%	309	7.02	to	8.61	2,170	1.11%	-23.13%	to	-22.94%
2017	0.00%	to	0.15%	247	9.11	to	11.20	2,250	1.47%	12.00%	to	25.14%
2016			0.00%	227	7.28			1,652	1.16%	-0.82%
AB Small-Mid Cap Value - Class B (ALVSVB)
2020	0.00%	to	0.15%	419,128	11.55	to	27.95	11,470,624	0.79%	2.90%	to	3.05%
2019	0.00%	to	0.15%	478	11.23	to	27.13	12,774	0.32%	19.72%	to	19.90%
2018	0.00%	to	0.15%	430	9.38	to	22.62	9,532	0.00%	-15.42%	to	-15.31%
2017	0.00%	to	0.15%	389	11.09	to	26.71	10,335	0.00%	10.90%	to	12.84%
2016			0.00%	436	23.67			10,348	0.00%	24.78%
ALPS Alerian Energy Infrastructure Class III (AAEIP3)
2020	0.00%	to	0.15%	917,889	7.14	to	7.60	6,957,941	2.49%	-25.24%	to	-25.12%
2019	0.00%	to	0.15%	1,315	9.55	to	10.15	13,316	1.57%	20.23%	to	20.41%
2018	0.00%	to	0.15%	953	7.94	to	8.43	8,008	1.52%	-19.14%	to	-18.94%
2017	0.00%	to	0.15%	1,235	9.82	to	10.40	12,840	1.98%	-1.80%	to	-0.86%
2016			0.00%	1,124	10.49			11,788	2.39%	40.81%
ALPS Aggressive Growth ETF Asset Allocation II (AAGEA2)
2020	0.00%	to	0.15%	344,312	13.51	to	20.48	6,885,368	2.02%	9.79%	to	9.96%
2019	0.00%	to	0.15%	303	12.30	to	18.62	5,460	1.94%	21.98%	to	22.17%
2018	0.00%	to	0.15%	206	10.08	to	15.24	2,970	1.44%	-9.52%	to	-9.34%
2017	0.00%	to	0.15%	184	11.14	to	16.81	2,892	1.59%	11.40%	to	19.81%
2016			0.00%	86	14.03			1,202	1.50%	11.17%
ALPS Balanced ETF Asset Allocation II (ABEAA2)
2020	0.00%	to	0.15%	817,105	12.73	to	18.88	15,415,541	2.19%	8.96%	to	9.12%
2019	0.00%	to	0.15%	734	11.68	to	17.31	12,697	2.08%	16.09%	to	16.26%
2018	0.00%	to	0.15%	767	10.06	to	14.88	11,406	1.95%	-6.42%	to	-6.24%
2017	0.00%	to	0.15%	732	10.75	to	15.87	11,605	1.71%	7.50%	to	13.28%
2016			0.00%	714	14.01			9,998	1.81%	8.52%
ALPS Conservative ETF Asset Allocation II (ACEAA2)
2020			0.00%	371,843	15.37			5,714,645	1.69%	6.49%
2019	0.00%	to	0.15%	283	11.00	to	14.43	4,077	1.90%	9.36%	to	9.53%
2018	0.00%	to	0.15%	343	10.06	to	13.18	4,516	2.25%	-2.52%	to	-2.37%
2017	0.00%	to	0.15%	317	10.32	to	13.50	4,264	1.67%	3.20%	to	6.22%
2016			0.00%	292	12.71			3,715	2.05%	4.61%
ALPS Growth ETF Asset Allocation II (AGEAA2)
2020	0.00%	to	0.15%	371,991	13.25	to	20.09	7,397,987	1.67%	9.84%	to	10.01%
2019	0.00%	to	0.15%	519	12.06	to	18.26	9,406	1.78%	19.59%	to	19.77%
2018	0.00%	to	0.15%	538	10.08	to	15.25	8,173	1.55%	-8.20%	to	-8.02%
2017	0.00%	to	0.15%	610	10.98	to	16.58	10,091	1.53%	9.80%	to	17.26%
2016			0.00%	465	14.14			6,580	1.64%	9.70%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
ALPS Red Rocks Global Opportunity Cl III (ARLPE3)
2020	0.00%	to	0.15%	77,476	14.86	to	16.68	1,267,815	12.12%	9.09%	to	9.25%
2019	0.00%	to	0.15%	91	13.62	to	15.26	1,378	0.00%	39.63%	to	39.84%
2018	0.00%	to	0.15%	71	9.76	to	10.92	766	5.17%	-12.62%	to	-12.50%
2017	0.00%	to	0.15%	72	11.17	to	12.48	893	2.02%	11.70%	to	24.92%
2016			0.00%	49	9.99			487	0.83%	8.00%
ALPS Income and Growth ETF Asset Allocation II (AUGEA2)
2020	0.00%	to	0.15%	260,638	12.30	to	17.15	4,448,252	2.23%	8.27%	to	8.43%
2019	0.00%	to	0.15%	283	11.36	to	15.82	4,475	2.05%	12.73%	to	12.90%
2018	0.00%	to	0.15%	282	10.08	to	14.01	3,941	1.96%	-4.36%	to	-4.24%
2017	0.00%	to	0.15%	290	10.54	to	14.63	4,250	2.15%	5.40%	to	9.92%
2016			0.00%	221	13.31			2,946	1.95%	6.39%
American Century VP Balanced - Class I (ACVB)
2020	0.00%	to	0.15%	461,366	13.96	to	29.45	13,367,544	1.18%	12.36%	to	12.53%
2019	0.00%	to	0.15%	437	12.42	to	26.17	11,444	1.56%	19.67%	to	19.85%
2018	0.00%	to	0.15%	470	10.38	to	21.83	10,270	1.41%	-3.98%	to	-3.83%
2017	0.00%	to	0.15%	486	10.81	to	22.70	11,024	1.60%	8.10%	to	13.90%
2016			0.00%	369	19.93			7,346	1.66%	6.98%
American Century VP International I (ACVI)
2020	0.00%	to	1.30%	178,240	15.89	to	30.37	5,387,322	0.37%	24.25%	to	25.88%
2019	0.00%	to	1.30%	199	19.07	to	24.12	4,793	0.97%	26.76%	to	28.42%
2018	0.00%	to	1.30%	150	9.86	to	18.78	2,807	1.08%	-16.35%	to	-15.25%
2017	0.00%	to	1.30%	116	11.64	to	22.16	2,563	0.82%	16.40%	to	31.20%
2016	0.00%	to	1.30%	115	13.88	to	16.89	1,933	1.06%	-6.72%	to	-5.48%
American Century VP Disciplined Core Value I (ACVIG)
2020	0.00%	to	1.30%	535,565	14.49	to	33.48	17,058,496	2.08%	10.36%	to	11.81%
2019	0.00%	to	1.30%	352	12.98	to	29.94	10,337	2.08%	22.35%	to	23.95%
2018	0.00%	to	1.30%	376	10.49	to	24.16	8,858	1.93%	-8.08%	to	-6.86%
2017	0.00%	to	1.30%	392	11.28	to	25.94	10,157	2.40%	12.80%	to	20.48%
2016	0.00%	to	1.30%	406	20.40	to	21.53	8,798	2.39%	11.96%	to	13.49%
American Century VP Inflation Protection Class II (ACVIP2)
2020	0.00%	to	0.15%	875,122	11.79	to	17.74	15,400,140	1.38%	9.39%	to	9.55%
2019	0.00%	to	0.15%	821	10.78	to	16.19	13,230	2.34%	7.50%	to	8.90%
2018	0.00%	to	1.30%	760	9.91	to	14.87	11,149	2.89%	-4.07%	to	-2.81%
2017	0.00%	to	1.30%	556	10.21	to	15.30	8,470	2.61%	2.10%	to	3.66%
2016	0.00%	to	1.30%	543	13.44	to	14.76	8,033	1.76%	3.07%	to	4.38%
American Century VP Large Company Value I (ACVLVI)
2020	0.00%	to	0.15%	150,528	12.83	to	20.40	3,022,978	1.80%	2.46%	to	2.62%
2019	0.00%	to	0.15%	139	12.52	to	19.88	2,720	2.07%	27.29%	to	27.48%
2018	0.00%	to	0.15%	116	9.84	to	15.60	1,810	1.76%	-8.12%	to	-8.02%
2017	0.00%	to	0.15%	136	10.71	to	16.96	2,311	1.91%	7.10%	to	11.07%
2016			0.00%	320	15.27			4,880	2.13%	15.25%
American Century VP Mid Cap Value I (ACVMV1)
2020			0.00%	200,569	33.77			6,774,028	1.80%	1.21%
2019			0.00%	236	33.37			7,880	2.06%	29.15%
2018			0.00%	254	25.84			6,566	1.41%	-12.82%
2017			0.00%	281	29.64			8,319	1.53%	11.68%
2016			0.00%	376	26.54			9,968	1.69%	22.87%
American Century VP Ultra I (ACVU1)
2020	0.00%	to	0.15%	484,065	23.56	to	55.04	25,165,041	0.00%	49.63%	to	49.85%
2019	0.00%	to	0.15%	236	15.74	to	36.73	8,204	0.00%	34.38%	to	34.58%
2018	0.00%	to	0.15%	152	11.72	to	27.29	3,859	0.00%	0.60%	to	0.74%
2017	0.00%	to	0.15%	208	11.65	to	27.09	5,609	0.00%	16.50%	to	32.21%
2016			0.00%	133	20.49			2,717	0.00%	4.49%
American Century VP Value I (ACVV)
2020	0.00%	to	0.15%	298,182	12.46	to	30.59	9,024,841	2.30%	0.83%	to	0.98%
2019	0.00%	to	0.15%	415	12.36	to	30.29	12,434	2.11%	25.39%	to	27.03%
2018	0.00%	to	1.30%	415	9.74	to	28.39	9,649	1.64%	-10.33%	to	-9.18%
2017	0.00%	to	1.30%	459	10.74	to	31.66	12,022	1.62%	7.32%	to	8.74%
2016	0.00%	to	1.30%	524	24.14	to	29.50	12,636	1.83%	18.95%	to	20.52%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
American Funds Asset Allocation Class 4 (AMVAA4)
2020	0.00%	to	0.15%	2,767,533	13.99	to	17.78	48,666,793	1.53%	11.99%	to	12.16%
2019	0.00%	to	0.15%	2,612	12.49	to	15.85	41,087	1.80%	20.74%	to	20.93%
2018	0.00%	to	0.15%	2,289	10.35	to	13.11	29,894	1.56%	-4.96%	to	-4.86%
2017	0.00%	to	0.15%	1,755	10.89	to	13.78	24,096	1.55%	8.90%	to	15.90%
2016			0.00%	1,259	11.89			14,969	1.62%	9.18%
American Funds Blue Chip Income and Growth 4 (AMVBC4)
2020	0.00%	to	0.15%	1,424,251	13.34	to	19.14	26,588,948	1.67%	8.31%	to	8.47%
2019	0.00%	to	0.15%	1,366	12.32	to	17.65	23,452	1.89%	20.85%	to	21.03%
2018	0.00%	to	0.15%	1,342	10.19	to	14.58	19,280	2.08%	-9.10%	to	-8.93%
2017	0.00%	to	0.15%	966	11.21	to	16.01	15,301	2.01%	12.10%	to	16.69%
2016			0.00%	752	13.72			10,342	3.07%	18.48%
American Funds Bond Class 4 (AMVBD4)
2020	0.00%	to	0.15%	2,225,087	11.97	to	13.09	29,005,228	2.14%	9.22%	to	9.38%
2019	0.00%	to	0.15%	1,328	10.96	to	11.97	15,869	2.85%	8.92%	to	9.08%
2018	0.00%	to	0.15%	769	10.06	to	10.97	8,416	2.42%	-1.08%	to	-0.90%
2017	0.00%	to	0.15%	586	10.17	to	11.07	6,442	1.79%	1.70%	to	3.26%
2016			0.00%	293	10.72			3,142	1.11%	2.78%
American Funds Capital Income Builder Class 4 (AMVCB4)
2020	0.00%	to	0.15%	604,879	11.66	to	11.71	7,083,640	2.78%	3.96%	to	4.11%
2019	0.00%	to	0.15%	403	11.22	to	11.25	4,531	2.64%	17.44%	to	17.62%
2018	0.00%	to	0.15%	138	19.55	to	19.56	1,324	2.15%	-4.50%	to	-4.40%	****
American Funds Capital World Bond Class 4 (AMVGB4)
2020	0.00%	to	0.15%	410,406	11.91	to	12.26	5,025,071	1.30%	9.45%	to	9.62%
2019	0.00%	to	0.15%	276	10.88	to	11.18	3,086	1.36%	7.38%	to	7.54%
2018	0.00%	to	0.15%	257	10.14	to	10.40	2,671	1.67%	-1.74%	to	-1.61%
2017	0.00%	to	0.15%	197	10.32	to	10.57	2,078	0.00%	3.20%	to	6.66%
2016			0.00%	159	9.91			1,577	0.00%	2.38%
American Funds Global Growth Class 4 (AMVGG4)
2020	0.00%	to	0.15%	1,004,020	15.46	to	15.53	15,578,575	0.12%	29.97%	to	30.17%
2019	0.00%	to	0.15%	328	11.90	to	11.93	3,909	1.33%	34.67%	to	34.87%
2018	0.00%	to	0.15%	84	18.84			740	0.73%			-11.60%	****
American Funds Growth-Income Class 4 (AMVGI4)
2020	0.00%	to	0.15%	1,702,010	15.71	to	22.09	36,412,348	1.16%	13.08%	to	13.25%
2019	0.00%	to	0.15%	1,852	13.89	to	19.51	35,398	1.52%	25.67%	to	25.85%
2018	0.00%	to	0.15%	1,608	11.06	to	15.50	24,399	1.32%	-2.21%	to	-2.02%
2017	0.00%	to	0.15%	1,408	11.31	to	15.82	22,122	1.53%	13.10%	to	22.07%
2016			0.00%	896	12.96			11,619	1.44%	11.24%
American Funds Growth Class 4 (AMVGR4)
2020	0.00%	to	0.15%	2,585,157	22.30	to	33.04	83,595,419	0.21%	51.49%	to	51.71%
2019	0.00%	to	0.15%	2,416	14.72	to	21.78	51,573	0.57%	30.24%	to	30.44%
2018	0.00%	to	0.15%	2,214	11.30	to	16.69	36,222	0.26%	-0.70%	to	-0.54%
2017	0.00%	to	0.15%	1,974	11.38	to	16.78	32,776	0.54%	13.80%	to	27.99%
2016			0.00%	1,042	13.11			13,691	0.69%	9.25%
American Funds Global Small Cap Class 4 (AMVGS4)
2020	0.00%	to	0.15%	435,192	14.81	to	14.87	6,471,105	0.12%	29.20%	to	29.39%
2019	0.00%	to	0.15%	196	11.46	to	11.49	2,254	0.01%	31.05%	to	31.24%
2018	0.00%	to	0.15%	151	18.75	to	18.76	1,324	0.02%	-12.50%	to	-12.40%	****
American Funds Global Growth and Income Class 4 (AMVGW4)
2020	0.00%	to	0.15%	535,514	12.57	to	12.63	6,759,549	1.21%	8.38%	to	8.55%
2019	0.00%	to	0.15%	453	11.60	to	11.63	5,244	2.90%	30.54%	to	30.73%
2018	0.00%	to	0.15%	107	18.89	to	18.90	948	1.77%	-11.10%	to	-11.00%	****
American Funds High-Income Bond Class 4 (AMVHI4)
2020	0.00%	to	0.15%	1,060,269	12.06	to	13.83	14,635,915	11.79%	7.57%	to	7.74%
2019	0.00%	to	0.15%	1,277	11.21	to	12.84	16,385	5.11%	12.10%	to	12.27%
2018	0.00%	to	0.15%	194	10.00	to	11.44	2,214	2.04%	-2.82%	to	-2.64%
2017	0.00%	to	0.15%	915	10.29	to	11.75	10,744	7.59%	2.90%	to	6.62%
2016			0.00%	700	11.02			7,711	11.46%	17.36%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
American Funds International Class 4 (AMVI4)
2020	0.00%	to	0.15%	2,224,133	13.94	to	16.01	35,380,706	0.45%	13.49%	to	13.66%
2019	0.00%	to	0.15%	2,217	12.28	to	14.09	31,024	1.36%	22.48%	to	22.67%
2018	0.00%	to	0.15%	1,969	10.02	to	11.49	22,501	1.52%	-13.55%	to	-13.35%
2017	0.00%	to	0.15%	1,737	11.59	to	13.26	22,966	1.53%	15.90%	to	31.81%
2016			0.00%	1,123			10.06	11,331	1.48%	3.29%
American Funds International Growth and Income Class 4 (AMVIG4)
2020	0.00%	to	0.15%	759,289	11.30	to	11.34	8,611,269	1.41%	5.57%	to	5.73%
2019	0.00%	to	0.15%	516	10.70	to	10.73	5,532	3.42%	22.28%	to	22.46%
2018	0.00%	to	0.15%	239	18.75	to	18.76	2,092	3.87%	-12.50%	to	-12.40%	****
American Funds Mortgage Class 4 (AMVM4)
2020	0.00%	to	0.15%	1,001,249	11.09	to	12.13	12,136,577	1.15%	6.22%	to	6.38%
2019	0.00%	to	0.15%	724	10.44	to	11.41	8,261	2.54%	4.65%	to	4.80%
2018	0.00%	to	0.15%	843	9.97	to	10.88	9,175	3.67%	-0.10%	to	0.00%
2017	0.00%	to	0.15%	294	9.98	to	10.88	3,190	1.39%	-0.20%	to	1.02%
2016			0.00%	251			10.77	2,704	0.86%	1.99%
American Funds New World (AMVNW4)
2020	0.00%	to	0.15%	3,581,357	15.45	to	17.56	62,613,273	0.04%	23.11%	to	23.29%
2019	0.00%	to	0.15%	2,561	12.55	to	14.25	36,340	0.78%	28.62%	to	28.82%
2018	0.00%	to	0.15%	2,275	9.76	to	11.06	25,088	0.81%	-14.39%	to	-14.26%
2017	0.00%	to	0.15%	1,223	11.40	to	12.90	15,757	1.03%	14.00%	to	29.13%
2016			0.00%	530			9.99	5,295	0.96%	5.05%
American Funds US Government/AAA Rated Securities 4 (AMVUA4)
2020	0.00%	to	0.15%	1,965,339	11.79	to	11.84	23,259,980	1.67%	9.32%	to	9.48%
2019	0.00%	to	0.15%	779	10.78	to	10.81	8,418	2.04%	4.99%	to	5.14%
2018	0.00%	to	0.15%	558	20.27	to	20.28	5,735	4.37%	2.70%	to	2.80%	****
American Funds Mngd Rsk Growth-Income P-2 (AVGIP2)
2020			0.00%	3,300			17.07	56,342	1.70%	9.58%
2019			0.00%	3			15.58	52	0.37%	18.85%
2018			0.00%	3			13.11	44	1.06%	-1.94%
2017			0.00%	3			13.37	45	0.99%	20.34%
2016			0.00%	3			11.11	38	0.85%	6.11%
American Funds Mngd Rsk Asset Allocation P-2 (AVPAP2)
2020	0.00%	to	0.15%	422,577	12.81	to	15.23	6,372,668	1.54%	5.72%	to	5.88%
2019	0.00%	to	0.15%	365	12.11	to	14.38	5,163	2.33%	17.81%	to	17.99%
2018	0.00%	to	0.15%	363	10.28	to	12.19	4,394	1.29%	-5.08%	to	-4.91%
2017	0.00%	to	0.15%	259	10.83	to	12.82	3,285	0.73%	8.30%	to	14.77%
2016			0.00%	162			11.17	1,804	1.34%	7.30%
American Funds Mngd Rsk Blue Chp Inc & Gr P-2 (AVRBP2)
2020	0.00%	to	0.15%	166,068	11.49	to	14.09	2,332,363	1.74%	-1.39%	to	-1.25%
2019	0.00%	to	0.15%	172	11.65	to	14.27	2,436	1.58%	13.71%	to	13.88%
2018	0.00%	to	0.15%	210	10.25	to	12.53	2,612	3.09%	-7.49%	to	-7.39%
2017	0.00%	to	0.15%	226	11.08	to	13.53	3,048	1.69%	10.80%	to	15.05%
2016			0.00%	114			11.76	1,335	1.95%	13.40%
American Funds Mngd Rsk Growth Class P-2 (AVRGP2)
2020			0.00%	7,421			21.99	163,196	0.67%	32.03%
2019			0.00%	18			16.66	295	0.86%	21.74%
2018			0.00%	18			13.68	244	0.00%	-0.36%
2017			0.00%	18			13.73	247	0.00%	25.96%
2016			0.00%	18			10.90	201	0.00%	2.54%
American Funds Mngd Rsk International P-2 (AVRIP2)
2020			0.00%	3,442			12.47	42,905	1.19%	2.80%
2019			0.00%	4			12.13	44	1.67%	17.64%
2018			0.00%	4			10.31	38	1.69%	-10.50%
2017			0.00%	4			11.52	42	0.73%	28.72%
2016			0.00%	4			8.95	33	0.84%	-3.03%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Amundi Pioneer High Yield VCT Class II (PIHYB2)
2020			0.00%	82,146			24.09	1,978,952	5.11%	1.98%
2019	0.00%	to	0.15%	187	11.26	to	23.62	4,416	4.61%	14.11%	to	14.28%
2018	0.00%	to	0.15%	50	9.87	to	20.67	1,030	4.48%	-4.08%	to	-3.95%
2017	0.00%	to	0.15%	134	10.29	to	21.52	2,883	4.33%	2.90%	to	7.01%
2016			0.00%	151			20.11	3,036	4.60%	13.74%
Amundi Pioneer Bond VCT II (PIVB2)
2020	0.00%	to	0.15%	1,152,972	11.90	to	19.75	22,591,383	2.79%	8.26%	to	8.42%
2019	0.00%	to	0.15%	1,392	10.99	to	18.21	25,161	3.01%	8.72%	to	8.89%
2018	0.00%	to	0.15%	1,157	10.11	to	16.73	19,143	3.07%	-1.08%	to	-0.95%
2017	0.00%	to	0.15%	870	10.22	to	16.89	14,631	2.61%	2.20%	to	3.62%
2016			0.00%	767			16.30	12,503	2.53%	3.95%
Amundi Pioneer Equity Income VCT Class II (PIVEI2)
2020	0.00%	to	0.15%	236,786	12.66	to	32.60	7,563,445	2.39%	-0.41%	to	-0.26%
2019	0.00%	to	0.15%	336	12.71	to	32.69	10,320	2.50%	23.62%	to	25.23%
2018	0.00%	to	1.30%	338	10.16	to	26.10	8,571	2.11%	-9.97%	to	-8.77%
2017	0.00%	to	1.30%	402	11.16	to	28.61	11,468	1.46%	11.60%	to	15.18%
2016	0.00%	to	1.30%	300	22.24	to	24.84	7,451	1.81%	17.98%	to	19.54%
Amundi Pioneer Fund VCT Class II (PIVF2)
2020	0.00%	to	0.15%	136,180	18.00	to	41.41	5,395,892	0.52%	23.77%	to	23.96%
2019	0.00%	to	0.15%	78	14.54	to	33.40	2,440	0.82%	29.34%	to	31.03%
2018	0.00%	to	1.30%	44	11.11	to	25.49	1,099	0.74%	-3.03%	to	-1.73%
2017	0.00%	to	1.30%	40	11.33	to	25.94	1,029	1.33%	13.30%	to	21.33%
2016	0.00%	to	1.30%	48	16.52	to	21.38	1,023	1.32%	8.26%	to	9.64%
Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)
2020	0.00%	to	0.15%	53,494	11.46	to	26.07	1,376,296	0.97%	1.72%	to	1.87%
2019	0.00%	to	0.15%	77	11.26	to	25.59	1,953	0.94%	27.89%	to	28.08%
2018	0.00%	to	0.15%	56	8.81	to	19.98	1,091	0.42%	-19.62%	to	-19.50%
2017	0.00%	to	0.15%	52	10.96	to	24.82	1,286	0.46%	9.60%	to	12.87%
2016			0.00%	63			21.99	1,392	0.42%	16.23%
Amundi Pioneer Strategic Income VCT Class II (PIVSI2)
2020	0.00%	to	0.15%	908,451	11.77	to	20.60	18,143,107	3.26%	7.21%	to	7.37%
2019	0.00%	to	0.15%	807	10.98	to	19.19	15,204	3.10%	9.35%	to	9.52%
2018	0.00%	to	0.15%	729	10.04	to	17.52	12,573	3.00%	-2.05%	to	-1.96%
2017	0.00%	to	0.15%	769	10.25	to	17.87	13,740	3.36%	2.50%	to	4.75%
2016			0.00%	759			17.06	12,945	3.27%	7.36%
BlackRock Capital Appreciation V.I. Cl3 (BRVCA3)
2020			0.00%	441			44.49	19,619	0.00%	41.52%
2019			0.00%	1			31.44	34	0.00%	31.55%
2018			0.00%	1			23.90	32	0.00%	2.14%
2017			0.00%	1			23.40	32	0.00%	32.95%
2016			0.00%	3			17.60	47	0.00%	-0.11%
BlackRock Equity Dividend V.I. Cl3 (BRVED3)
2020	0.00%	to	0.15%	622,611	13.64	to	25.96	15,962,443	2.02%	3.42%	to	3.57%
2019	0.00%	to	0.15%	480	13.19	to	25.06	11,966	1.85%	27.27%	to	27.46%
2018	0.00%	to	0.15%	407	10.37	to	19.66	7,995	1.78%	-7.49%	to	-7.44%
2017	0.00%	to	0.15%	343	11.21	to	21.24	7,261	1.63%	12.10%	to	16.51%
2016			0.00%	275			18.23	5,018	1.60%	16.04%
BlackRock High Yield V.I. Cl3 (BRVHY3)
2020	0.00%	to	0.15%	3,166,680	12.26	to	17.23	54,425,076	5.01%	6.88%	to	7.04%
2019	0.00%	to	0.15%	2,721	11.47	to	16.10	43,622	5.12%	14.69%	to	14.86%
2018	0.00%	to	0.15%	784	10.00	to	14.01	10,838	5.25%	-3.10%	to	-2.91%
2017	0.00%	to	0.15%	1,488	10.32	to	14.43	21,371	4.93%	3.20%	to	7.05%
2016			0.00%	1,925			13.48	25,943	5.25%	12.80%
BlackRock Total Return V.I. Cl3 (BRVTR3)
2020	0.00%	to	0.15%	1,561,452	11.91	to	13.70	21,233,815	1.85%	8.39%	to	8.55%
2019	0.00%	to	0.15%	1,212	10.99	to	12.62	15,164	2.61%	8.98%	to	9.15%
2018	0.00%	to	0.15%	1,201	10.08	to	11.56	13,809	2.48%	-0.88%	to	-0.69%
2017	0.00%	to	0.15%	1,115	10.17	to	11.64	12,955	2.21%	1.70%	to	3.19%
2016			0.00%	885			11.28	9,985	1.74%	2.45%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
BlackRock U.S. Government Bond V.I. Cl3 (BRVUG3)
2020	0.00%	to	0.15%	425,420	11.23	to	11.89	5,048,651	1.51%	5.88%	to	6.03%
2019	0.00%	to	0.15%	165	10.61	to	11.22	1,849	2.02%	5.98%	to	6.14%
2018	0.00%	to	0.15%	264	10.01	to	10.57	2,785	1.96%	-0.20%	to	0.00%
2017	0.00%	to	0.15%	112	10.03	to	10.57	1,182	1.81%	0.30%	to	1.25%
2016			0.00%	200			10.44	2,088	1.50%	0.97%
BlackRock Advantage Large Cap Core V.I. Cl3 (BVLCC3)
2020	0.00%	to	0.15%	174,813	16.18	to	33.94	5,644,483	0.93%	19.32%	to	19.50%
2019	0.00%	to	0.15%	193	13.56	to	28.40	5,401	1.16%	28.37%	to	28.56%
2018	0.00%	to	0.15%	201	10.57	to	22.09	4,004	1.91%	-5.62%	to	-5.52%
2017	0.00%	to	0.15%	63	11.20	to	23.38	1,443	1.34%	12.00%	to	21.96%
2016			0.00%	42			19.17	813	1.15%	10.24%
BlackRock Advantage Large Cap Value V.I. Cl3 (BVLCV3)
2020	0.00%	to	0.15%	177,562	13.01	to	26.91	4,370,022	1.73%	3.27%	to	3.42%
2019	0.00%	to	0.15%	151	12.60	to	26.02	3,581	1.84%	24.41%	to	24.60%
2018	0.00%	to	0.15%	126	10.13	to	20.88	2,423	2.05%	-8.57%	to	-8.46%
2017	0.00%	to	0.15%	83	11.08	to	22.81	1,874	2.04%	10.80%	to	16.85%
2016			0.00%	34			19.52	660	0.96%	13.16%
BlackRock Large Cap Focus Growth V.I. Cl3 (BVLFG3)
2020	0.00%	to	0.15%	541,834	22.28	to	49.97	24,662,946	0.00%	43.21%	to	43.43%
2019	0.00%	to	0.15%	324	15.55	to	34.84	11,007	0.00%	32.13%	to	32.33%
2018	0.00%	to	0.15%	201	11.77	to	26.33	5,087	0.00%	2.62%	to	2.77%
2017	0.00%	to	0.15%	154	11.47	to	25.62	3,925	0.00%	14.70%	to	29.26%
2016			0.00%	44			19.82	873	0.00%	7.54%
BlackRock Global Allocation V.I. Cl3 (MLVGA3)
2020	0.00%	to	0.15%	1,106,140	14.04	to	19.68	21,575,083	1.33%	20.53%	to	20.71%
2019	0.00%	to	0.15%	1,113	11.65	to	16.30	18,036	1.21%	17.58%	to	17.76%
2018	0.00%	to	0.15%	1,271	9.90	to	13.84	17,505	0.91%	-7.74%	to	-7.61%
2017	0.00%	to	0.15%	1,318	10.73	to	14.98	19,685	1.29%	7.30%	to	13.74%
2016			0.00%	1,396			13.17	18,386	1.37%	3.78%
BNY Mellon Stock Index (DSIF)
2020	0.00%	to	1.30%	1,324,053	16.43	to	43.13	39,509,703	1.53%	16.48%	to	18.01%
2019	0.00%	to	1.30%	1,888	13.99	to	36.55	48,020	1.69%	29.49%	to	31.18%
2018	0.00%	to	1.30%	2,166	10.72	to	27.86	41,928	1.64%	-5.88%	to	-4.62%
2017	0.00%	to	1.30%	2,298	11.30	to	29.21	50,062	1.73%	13.00%	to	21.51%
2016	0.00%	to	1.30%	2,038	12.72	to	24.04	38,553	2.05%	10.26%	to	11.71%
BNY Mellon Sustainable U.S. Equity (DSRG)
2020	0.00%	to	1.30%	174,503	17.04	to	43.86	7,219,181	0.62%	22.54%	to	24.14%
2019	0.00%	to	1.30%	65	24.05	to	35.33	2,287	1.38%	32.62%	to	34.36%
2018	0.00%	to	1.30%	34	10.25	to	26.29	892	1.71%	-5.67%	to	-4.43%
2017	0.00%	to	1.30%	35	10.74	to	27.51	960	1.14%	7.40%	to	15.35%
2016	0.00%	to	1.30%	36	16.88	to	23.85	858	1.29%	8.97%	to	10.37%
BNY Mellon Small Cap Stock Index - Serv (DVSCS)
2020	0.00%	to	0.15%	997,144	13.46	to	41.48	39,275,153	1.07%	10.47%	to	10.64%
2019	0.00%	to	0.15%	1,062	12.18	to	37.49	37,922	0.87%	22.03%	to	22.21%
2018	0.00%	to	0.15%	1,081	9.98	to	30.68	32,248	0.71%	-9.11%	to	-8.96%
2017	0.00%	to	0.15%	938	10.98	to	33.70	31,482	0.59%	9.80%	to	12.41%
2016			0.00%	838			29.98	25,131	0.79%	25.70%
Calvert VP SRI Balanced Class F (CVSBF)
2020	0.00%	to	0.15%	270,964	14.83	to	17.36	4,653,764	1.62%	14.59%	to	14.76%
2019	0.00%	to	0.15%	219	12.94	to	15.12	3,290	1.82%	24.09%	to	24.28%
2018	0.00%	to	0.15%	107	10.43	to	12.17	1,302	1.88%	-2.80%	to	-2.64%
2017	0.00%	to	0.15%	104	10.73	to	12.50	1,304	2.95%	7.30%	to	11.31%
2016			0.00%	43			11.23	482	1.98%	7.36%
CVP Seligman Global Technology - Class 2 (CLVGT2)
2020	0.00%	to	1.30%	336,784	23.28	to	104.64	25,571,921	0.00%	43.92%	to	45.80%
2019	0.00%	to	1.30%	320	15.99	to	71.77	18,318	0.00%	52.97%	to	54.97%
2018	0.00%	to	1.30%	251	10.33	to	46.31	9,735	0.00%	-9.65%	to	-8.46%
2017	0.00%	to	1.30%	312	11.31	to	50.59	14,788	0.00%	13.10%	to	34.94%
2016	0.00%	to	1.30%	202	13.78	to	37.49	7,565	0.00%	17.48%	to	19.02%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
CVP Select Large Cap Value (CLVLV1)
2020	0.00%	to	0.15%	467,291	13.71	to	27.51	12,108,282	0.00%	6.92%	to	7.08%
2019	0.00%	to	0.15%	515	12.82	to	25.69	12,369	0.00%	26.56%	to	26.75%
2018	0.00%	to	0.15%	553	10.13	to	20.27	10,428	0.00%	-12.37%	to	-12.21%
2017	0.00%	to	0.15%	360	11.56	to	23.09	8,232	0.00%	15.60%	to	20.95%
2016			0.00%	204			19.09	3,898	0.00%			19.99%
CVP Strategic Income 2 (CLVSI2)
2020	0.00%	to	0.15%	368,732	11.97	to	12.87	4,743,347	3.30%	6.46%	to	6.62%
2019	0.00%	to	0.15%	671	11.24	to	12.07	8,103	2.67%	10.05%	to	10.22%
2018	0.00%	to	0.15%	196	10.22	to	10.95	2,146	3.50%	-0.78%	to	-0.64%
2017	0.00%	to	0.15%	224	10.30	to	11.02	2,465	4.15%	3.00%	to	5.86%
2016			0.00%	54			10.41	566	6.45%			4.10%
CVP Select Small Cap Value (CLVSV1)
2020	0.00%	to	0.15%	123,618	12.32	to	22.82	2,798,238	0.00%	9.03%	to	9.19%
2019	0.00%	to	0.15%	142	11.30	to	20.90	2,936	0.00%	17.56%	to	17.74%
2018	0.00%	to	0.15%	108	9.61	to	17.75	1,897	0.00%	-12.72%	to	-12.60%
2017	0.00%	to	0.15%	130	11.01	to	20.31	2,638	0.00%	10.10%	to	12.27%
2016			0.00%	295			18.09	5,342	0.00%	13.99%
Credit Suisse Trust Commodity Return Strategy (CSCRS)
2020	0.00%	to	0.15%	435,314	5.30	to	9.66	2,338,869	5.06%	-1.63%	to	-1.48%
2019	0.00%	to	0.15%	408	5.38	to	9.82	2,228	0.90%	6.53%	to	6.69%
2018	0.00%	to	0.15%	289	5.05	to	9.22	1,485	2.23%	-11.77%	to	-11.56%
2017	0.00%	to	0.15%	294	5.71	to	10.45	1,681	8.91%	1.42%	to	4.50%
2016			0.00%	310			5.63	1,746	0.00%	12.15%
Delaware VIP Small Cap Value - Service (DWVSVS)
2020	0.00%	to	0.15%	728,478	11.13	to	14.26	10,283,200	1.02%	-2.32%	to	-2.18%
2019	0.00%	to	0.15%	711	11.39	to	14.58	10,235	0.71%	27.53%	to	27.72%
2018	0.00%	to	0.15%	570	8.93	to	11.41	6,404	0.58%	-17.08%	to	-16.96%
2017	0.00%	to	0.15%	493	10.77	to	13.74	6,744	0.75%	7.70%	to	11.71%
2016			0.00%	645			12.30	7,932	0.00%	31.13%
DFA VA Equity Allocation (DFVEA)
2020	0.35%	to	0.50%	3,507,495	12.81	to	12.87	45,147,186	1.92%	11.60%	to	11.77%
2019	0.35%	to	0.50%	2,744	11.48	to	11.52	31,601	2.60%	25.28%	to	25.47%
2018	0.35%	to	0.50%	1,119	9.16	to	9.18	10,276	2.78%	-11.67%	to	-11.48%
2017	0.35%	to	0.50%	93			20.37	960	1.87%	3.70%
DFA VA Global Bond (DFVGB)
2020	0.00%	to	0.50%	11,365,370	10.63	to	12.62	133,526,500	0.03%	0.95%	to	1.46%
2019	0.00%	to	0.50%	11,216	10.53	to	12.44	130,542	2.63%	3.67%	to	4.19%
2018	0.00%	to	0.50%	10,444	10.16	to	11.94	117,558	4.89%	1.20%	to	1.70%
2017	0.00%	to	0.50%	8,490	10.04	to	11.74	95,106	1.92%	0.40%	to	2.18%
2016	0.00%	to	0.35%	7,071	10.53	to	11.49	78,592	1.79%	1.45%	to	1.68%
DFA VA Global Moderate Allocation (DFVGMI)
2020	0.35%	to	0.50%	4,775,522	13.11	to	14.82	70,438,260	1.15%	10.73%	to	10.90%
2019	0.35%	to	0.50%	4,862	11.84	to	13.37	64,851	2.46%	17.54%	to	17.71%
2018	0.35%	to	0.50%	4,447	10.08	to	11.36	50,430	2.25%	-7.35%	to	-7.19%
2017	0.35%	to	0.50%	3,539	10.88	to	12.24	43,301	2.11%	8.80%	to	14.18%
2016	0.00%	to	0.35%	2,325			10.72	24,929	2.11%	8.72%
DFA VA International Small (DFVIS)
2020	0.00%	to	0.50%	4,406,757	12.42	to	24.41	71,820,016	2.13%	8.87%	to	9.41%
2019	0.00%	to	0.50%	4,735	11.40	to	22.31	71,733	2.88%	23.28%	to	23.90%
2018	0.00%	to	0.50%	4,385	9.25	to	18.01	55,070	1.74%	-20.19%	to	-19.74%
2017	0.00%	to	0.50%	3,594	11.59	to	22.44	57,733	2.88%	15.90%	to	29.94%
2016	0.00%	to	0.35%	2,690	10.58	to	17.27	34,730	2.47%	5.91%	to	6.21%
DFA VA International Value (DFVIV)
2020	0.00%	to	0.50%	8,199,650	10.83	to	15.82	96,657,769	2.47%	-2.25%	to	-1.76%
2019	0.00%	to	0.50%	8,359	11.08	to	16.10	101,742	3.59%	15.28%	to	15.86%
2018	0.00%	to	0.50%	8,599	9.61	to	13.90	90,969	2.91%	-17.51%	to	-17.06%
2017	0.00%	to	0.50%	6,470	11.65	to	16.76	85,259	3.27%	16.50%	to	25.83%
2016	0.00%	to	0.35%	4,938	9.38	to	13.32	53,235	3.56%	8.69%	to	9.09%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
DFA VA Short-Term Fixed (DFVSTF)
2020	0.00%	to	0.50%	8,277,850	10.35	to	10.89	87,391,602	0.61%	0.10%	to	0.60%
2019	0.00%	to	0.50%	7,824	10.34	to	10.83	82,310	2.22%	2.00%	to	2.52%
2018	0.00%	to	0.50%	8,292	10.14	to	10.56	85,311	2.00%	1.30%	to	1.73%
2017	0.00%	to	0.50%	4,400	10.01	to	10.38	44,863	1.15%	0.10%	to	0.87%
2016	0.00%	to	0.35%	3,448	10.02	to	10.29	35,074	0.73%	0.50%	to	0.78%
DFA VA U.S. Large Value (DFVULV)
2020	0.00%	to	0.50%	7,968,758	12.22	to	33.67	143,031,525	2.22%	-1.87%	to	-1.38%
2019	0.00%	to	0.50%	8,735	12.45	to	34.14	160,680	2.25%	25.16%	to	25.78%
2018	0.00%	to	0.50%	8,406	9.95	to	27.14	125,371	2.37%	-12.57%	to	-12.11%
2017	0.00%	to	0.50%	6,606	11.38	to	30.88	118,168	2.10%	13.80%	to	19.09%
2016	0.00%	to	0.35%	4,918	12.43	to	25.93	79,570	2.19%	18.38%	to	18.89%
DFA VA U.S. Targeted Value (DFVUTV)
2020	0.00%	to	0.50%	5,895,378	11.57	to	31.88	96,085,372	1.86%	3.47%	to	3.98%
2019	0.00%	to	0.50%	5,910	11.19	to	30.65	94,913	1.57%	21.95%	to	22.56%
2018	0.00%	to	0.50%	5,122	9.17	to	25.01	68,856	1.03%	-16.33%	to	-15.88%
2017	0.00%	to	0.50%	4,250	10.96	to	29.73	71,203	1.19%	9.41%	to	9.79%
2016	0.00%	to	0.35%	3,188	12.43	to	27.08	52,527	1.20%	26.97%	to	27.50%
Eaton Vance VT Floating-Rate Income (ETVFR)
2020	0.00%	to	0.15%	3,447,445	11.08	to	14.56	49,852,570	3.33%	1.85%	to	2.00%
2019	0.00%	to	0.15%	4,554	10.88	to	14.27	64,566	4.31%	6.91%	to	7.07%
2018	0.00%	to	0.15%	5,587	10.17	to	13.33	74,134	3.83%	-0.20%	to	-0.07%
2017	0.00%	to	0.15%	4,811	10.19	to	13.34	64,153	3.28%	1.90%	to	3.49%
2016			0.00%	5,371			12.89	69,250	3.44%	8.87%
Federated Hermes High Income Bond II (FHIB)
2020	0.00%	to	0.15%	522,011	11.98	to	29.16	14,626,799	5.09%	5.43%	to	5.59%
2019	0.00%	to	0.15%	546	11.37	to	27.62	14,735	5.59%	13.06%	to	14.54%
2018	0.00%	to	1.30%	404	9.94	to	24.11	9,475	7.54%	-4.55%	to	-3.29%
2017	0.00%	to	1.30%	503	10.29	to	24.93	12,448	4.87%	2.90%	to	6.95%
2016	0.00%	to	1.30%	393	22.68	to	23.31	9,161	6.94%	13.34%	to	14.77%
Federated Hermes Kaufmann II (FVK2S)
2020	0.00%	to	0.15%	210,166	20.31	to	43.37	7,977,118	0.00%	28.29%	to	28.48%
2019	0.00%	to	0.15%	195	15.83	to	33.76	5,823	0.00%	33.32%	to	33.52%
2018	0.00%	to	0.15%	187	11.87	to	25.28	4,144	0.00%	3.40%	to	3.56%
2017	0.00%	to	0.15%	113	11.48	to	24.41	2,588	0.00%	14.80%	to	27.94%
2016			0.00%	80			19.08	1,535	0.00%	3.41%
Federated Hermes Managed Volatility II (FVU2)
2020	0.00%	to	0.15%	291,843	12.25	to	29.11	8,381,908	2.58%	0.78%	to	0.93%
2019	0.00%	to	0.15%	309	12.15	to	28.85	8,857	2.18%	18.68%	to	20.23%
2018	0.00%	to	1.30%	393	10.12	to	23.99	9,320	2.78%	-9.67%	to	-8.50%
2017	0.00%	to	1.30%	363	11.08	to	26.22	9,493	3.97%	10.80%	to	18.11%
2016	0.00%	to	1.30%	382	15.25	to	22.20	8,487	4.91%	6.27%	to	7.71%
Fidelity VIP Balanced - Serv II (FB2)
2020	0.00%	to	0.15%	1,037,385	15.67	to	27.55	26,689,795	1.38%	21.94%	to	22.13%
2019	0.00%	to	0.15%	937	12.85	to	22.56	20,308	1.55%	23.93%	to	24.11%
2018	0.00%	to	0.15%	847	10.37	to	18.18	14,718	1.30%	-4.60%	to	-4.42%
2017	0.00%	to	0.15%	725	10.87	to	19.02	13,564	1.41%	8.70%	to	16.12%
2016			0.00%	537			16.38	8,805	1.34%	6.99%
Fidelity VIP Contrafund - Serv II (FC2)
2020	0.00%	to	0.15%	896,211	17.65	to	36.89	31,922,192	0.08%	30.04%	to	30.23%
2019	0.00%	to	0.15%	938	13.57	to	28.32	26,039	0.21%	31.08%	to	31.27%
2018	0.00%	to	0.15%	1,042	10.35	to	21.57	22,148	0.42%	-6.84%	to	-6.66%
2017	0.00%	to	0.15%	1,136	11.11	to	23.11	26,104	0.78%	11.10%	to	21.57%
2016	0.00%			1,231	19.01			23,407	0.64%	7.77%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Fidelity VIP Dynamic Capital Apprec - Serv II (FDCA2)
2020			0.00%	1,875			39.67	74,378	0.04%	33.34%
2019			0.00%	2			29.75	56	0.39%			29.82%
2018			0.00%	2			22.92	43	0.34%	-5.13%
2017			0.00%	2			24.16	45	0.62%	23.45%
2016			0.00%	2			19.57	37	0.73%	2.68%
Fidelity VIP Disciplined Small Cap - Serv II (FDSCS2)
2020	0.00%	to	0.15%	305,400	13.16	to	29.62	8,701,542	0.63%	17.95%	to	18.12%
2019	0.00%	to	0.15%	199	11.16	to	25.08	4,764	0.91%	23.19%	to	23.37%
2018	0.00%	to	0.15%	131	9.06	to	20.33	2,604	0.60%	-13.38%	to	-13.27%
2017	0.00%	to	0.15%	105	10.46	to	23.44	2,447	0.00%	4.60%	to	6.79%
2016			0.00%	116			21.95	2,545	0.82%	22.28%
Fidelity VIP Equity-Income - Serv II (FEI2)
2020	0.00%	to	0.15%	342,904	13.41	to	27.35	8,464,030	2.34%	6.28%	to	6.44%
2019	0.00%	to	0.15%	161	12.62	to	25.70	4,089	1.91%	26.92%	to	27.11%
2018	0.00%	to	0.15%	123	9.94	to	20.22	2,477	1.89%	-8.72%	to	-8.51%
2017	0.00%	to	0.15%	213	10.89	to	22.10	4,699	1.84%	8.90%	to	12.64%
2016			0.00%	136			19.62	2,669	2.23%	17.70%
Fidelity VIP Growth - Serv II (FG2)
2020	0.00%	to	0.15%	467,189	22.03	to	51.03	23,566,935	0.04%	43.33%	to	43.55%
2019	0.00%	to	0.15%	397	15.37	to	35.55	13,936	0.06%	33.78%	to	33.98%
2018	0.00%	to	0.15%	358	11.49	to	26.53	9,475	0.00%	-0.61%	to	-0.45%
2017	0.00%	to	0.15%	500	11.56	to	26.65	13,317	0.00%	15.60%	to	34.80%
2016			0.00%	216			19.77	4,264	0.00%	0.56%
Fidelity VIP Growth & Income - Serv II (FGI2)
2020	0.00%	to	0.15%	105,452	14.06	to	31.10	2,918,766	1.94%	7.43%	to	7.59%
2019	0.00%	to	0.15%	102	13.09	to	28.90	2,909	3.87%	29.49%	to	29.68%
2018	0.00%	to	0.15%	134	10.11	to	22.29	2,963	0.35%	-9.33%	to	-9.21%
2017	0.00%	to	0.15%	141	11.15	to	24.55	3,437	1.10%	11.50%	to	16.63%
2016			0.00%	144			21.05	3,021	2.20%	15.79%
Fidelity VIP Growth Opportunities - Serv II (FGO2)
2020	0.00%	to	0.15%	749,150	30.59	to	75.18	51,854,757	0.00%	67.98%	to	68.23%
2019	0.00%	to	0.15%	720	18.21	to	44.69	31,262	0.00%	40.28%	to	40.49%
2018	0.00%	to	0.15%	278	12.98	to	31.81	8,254	0.05%	11.99%	to	12.20%
2017	0.00%	to	0.15%	140	11.59	to	28.35	3,953	0.09%	15.90%	to	34.17%
2016			0.00%	61			21.13	1,285	0.05%	0.09%
Fidelity VIP High Income - Serv II (FHI2)
2020			0.00%	594,216			16.87	10,023,455	5.28%	2.42%
2019	0.00%	to	0.15%	942	11.34	to	16.47	15,488	5.53%	14.60%	to	14.77%
2018	0.00%	to	0.15%	284	9.90	to	14.35	4,063	6.67%	-3.79%	to	-3.63%
2017	0.00%	to	0.15%	484	10.29	to	14.89	7,213	3.62%	2.90%	to	6.89%
2016			0.00%	615			13.93	8,565	3.71%	14.18%
Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)
2020	0.00%	to	0.15%	5,801,243	12.04	to	14.85	85,961,238	2.47%	9.00%	to	9.16%
2019	0.00%	to	0.15%	3,120	11.04	to	13.60	42,391	2.90%	9.24%	to	9.40%
2018	0.00%	to	0.15%	2,024	10.11	to	12.43	25,148	2.47%	-0.98%	to	-0.80%
2017	0.00%	to	0.15%	1,944	10.21	to	12.53	24,352	2.29%	2.10%	to	3.98%
2016			0.00%	1,371			12.05	16,532	2.06%	4.51%
Fidelity VIP Mid Cap - Serv II (FMC2)
2020	0.00%	to	0.15%	325,332	13.90	to	24.98	7,956,690	0.40%	17.69%	to	17.87%
2019	0.00%	to	0.15%	323	11.81	to	21.19	6,736	0.68%	22.99%	to	23.17%
2018	0.00%	to	0.15%	351	9.61	to	17.20	5,943	0.00%	-14.88%	to	-14.77%
2017	0.00%	to	0.15%	344	11.29	to	20.18	6,951	0.51%	12.90%	to	20.48%
2016			0.00%	281			16.75	4,710	0.00%	11.97%
Fidelity VIP Energy Service Class 2 (FNRS2)
2020	0.00%	to	0.15%	53,848	11.67	to	11.68	628,783	2.08%	16.67%	to	16.79%	****
Fidelity VIP Overseas - Serv II (FO2)
2020	0.00%	to	0.15%	420,265	14.14	to	19.28	8,024,096	0.23%	15.16%	to	15.33%
2019	0.00%	to	0.15%	488	12.28	to	16.71	8,161	1.64%	27.31%	to	27.50%
2018	0.00%	to	0.15%	481	9.65	to	13.11	6,298	1.28%	-15.13%	to	-15.04%
2017	0.00%	to	0.15%	717	11.37	to	15.43	11,065	1.33%	13.70%	to	29.99%
2016			0.00%	614	11.87			7,309	1.50%	-5.27%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Fidelity VIP Real Estate - Serv II (FRESS2)
2020	0.00%	to	0.15%	364,928	10.97	to	21.69	7,787,899	1.81%	-6.93%	to	-6.79%
2019	0.00%	to	0.15%	509	11.79	to	23.27	11,702	1.50%	22.76%	to	22.95%
2018	0.00%	to	0.15%	532	9.60	to	18.93	9,980	2.76%	-6.61%	to	-6.47%
2017	0.00%	to	0.15%	532	10.28	to	20.24	10,725	1.52%	2.80%	to	3.79%
2016			0.00%	546	19.50			10,667	1.08%	5.46%
Fidelity VIP Value -Serv II (FV2)
2020	0.00%	to	0.15%	126,669	13.18	to	28.13	3,293,216	1.36%	5.86%	to	6.02%
2019	0.00%	to	0.15%	153	12.45	to	26.53	3,832	1.87%	31.68%	to	31.88%
2018	0.00%	to	0.15%	132	9.45	to	20.12	2,483	0.78%	-14.25%	to	-14.09%
2017	0.00%	to	0.15%	158	11.02	to	23.42	3,691	1.09%	10.20%	to	15.37%
2016			0.00%	169	20.30			3,440	0.90%	11.72%
Fidelity VIP FundsManager 20% Service 2 (FVF202)
2020			0.00%	1,407	14.39			20,240	0.98%	8.07%
2019			0.00%	1	13.31			19	1.77%	10.16%
2018			0.00%	1	12.08			17	1.68%	-1.87%
2017			0.00%	1	12.31			18	1.15%	7.23%
2016			0.00%	1	11.48			17	1.17%	2.68%
Fidelity VIP FundsManager 50% Service 2 (FVF502)
2020			0.00%	18,460	18.71			345,465	0.97%	13.89%
2019			0.00%	24	16.43			391	1.47%	17.69%
2018			0.00%	31	13.96			433	1.20%	-5.42%
2017			0.00%	38	14.76			559	0.96%	14.24%
2016			0.00%	43	12.92			552	1.09%	4.11%
Fidelity VIP FundsManager 60% Service 2 (FVF602)
2020			0.00%	39,371	20.38			802,366	0.93%	14.92%
2019			0.00%	53	17.73			942	1.38%	20.25%
2018			0.00%	54	14.75			800	1.11%	-6.47%
2017			0.00%	55	15.77			874	0.97%	16.73%
2016			0.00%	57	13.51			767	1.13%	4.65%
Fidelity VIP FundsManager 70% Service 2 (FVF702)
2020			0.00%	83	21.75			1,805	0.80%	15.94%
2019			0.00%	-	18.76			2	1.23%	22.54%
2018			0.00%	-	15.31			1	0.88%	-7.66%
2017			0.00%	-	16.58			1	0.79%	18.94%
2016			0.00%	-	13.94			1	0.98%	4.89%
Fidelity VIP Freedom Income Serv II (FVFI2)
2020	0.00%	to	0.15%	629,799	12.51	to	13.28	8,355,075	1.93%	10.12%	to	10.29%
2019	0.00%	to	0.15%	164	11.36	to	12.04	1,972	3.11%	11.47%	to	11.63%
2018	0.00%	to	0.15%	89	10.19	to	10.79	960	1.55%	-2.39%	to	-2.26%
2017	0.00%	to	0.15%	68	10.44	to	11.04	747	3.55%	4.40%	to	8.34%
2016			0.00%	4	10.19			39	0.52%	1.90%
Fidelity VIP Intl Capital Apprec - Serv II (FVICA2)
2020	0.00%	to	0.15%	1,188,493	16.50	to	26.88	30,851,198	0.16%	21.73%	to	21.91%
2019	0.00%	to	0.15%	999	13.56	to	22.05	21,059	0.31%	32.73%	to	32.93%
2018	0.00%	to	0.15%	897	10.22	to	16.59	14,290	0.56%	-13.10%	to	-12.96%
2017	0.00%	to	0.15%	585	11.76	to	19.06	11,144	0.00%	17.60%	to	36.05%
2016			0.00%	402	14.01			5,630	0.96%	-3.18%
Fidelity VIP Strategic Income - Serv II (FVSIS2)
2020	0.00%	to	0.15%	2,531,219	11.91	to	15.60	39,318,963	3.18%	7.00%	to	7.16%
2019	0.00%	to	0.15%	2,315	11.13	to	14.56	33,540	3.26%	10.49%	to	10.66%
2018	0.00%	to	0.15%	2,170	10.08	to	13.16	28,453	3.63%	-2.89%	to	-2.81%
2017	0.00%	to	0.15%	2,432	10.38	to	13.54	32,833	3.18%	3.80%	to	7.55%
2016			0.00%	1,884	12.59			23,727	3.56%	7.98%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Fidelity VIP Value Strategies - Serv II (FVSS2)
2020			0.00%	939	26.03			24,440	1.07%	8.02%
2019			0.00%	1			24.10	23	1.38%			34.10%
2018			0.00%	1	17.97			21	0.69%	-17.49%
2017			0.00%	2	21.78			34	1.24%	19.08%
2016			0.00%	3	18.29			55	0.81%	9.26%
Fidelity VIP Target Volatility - Serv II (FVTV2)
2020			0.00%	21,902	17.00			372,327	1.29%	8.99%
2019			0.00%	22	15.60			342	1.11%	18.65%
2018			0.00%	33	13.15			440	1.48%	-5.94%
2017			0.00%	38	13.98			526	1.10%	16.31%
2016			0.00%	41	12.02			490	1.16%	4.98%
First Eagle Overseas (FEOVF)
2020	0.00%	to	0.15%	1,859,877	11.91	to	24.85	44,490,322	2.51%	6.69%	to	6.85%
2019	0.00%	to	0.15%	2,293	11.16	to	23.26	52,158	0.33%	17.20%	to	17.38%
2018	0.00%	to	0.15%	2,280	9.52	to	19.81	44,544	2.24%	-10.69%	to	-10.56%
2017	0.00%	to	0.15%	2,123	10.66	to	22.15	46,946	1.17%	6.60%	to	14.59%
2016			0.00%	1,695	19.33			32,799	0.64%	5.17%
Franklin Templeton Global Bond II (FTVGI2)
2020	0.00%	to	0.15%	1,441,573	9.60	to	17.03	24,292,360	8.71%	-5.42%	to	-5.28%
2019	0.00%	to	0.15%	2,529	10.15	to	17.98	45,071	6.79%	1.86%	to	2.01%
2018	0.00%	to	0.15%	2,493	9.97	to	17.63	43,646	0.00%	1.84%	to	1.97%
2017	0.00%	to	0.15%	2,350	9.79	to	17.29	40,501	0.00%	-2.10%	to	1.89%
2016			0.00%	2,178	16.97			36,952	0.00%	2.97%
Franklin Global Real Estate II (FTVGR2)
2020	0.00%	to	0.15%	125,580	11.46	to	24.50	2,926,450	3.03%	-5.53%	to	-5.39%
2019			0.00%	123	25.90			3,197	3.27%	22.19%	to	22.37%
2018	0.00%	to	0.15%	156	9.93	to	21.16	3,293	2.71%	-6.85%	to	-6.78%
2017	0.00%	to	0.15%	176	10.66	to	22.70	4,002	3.04%	6.60%	to	10.46%
2016			0.00%	179	20.55			3,685	1.19%	0.54%
Franklin Income II (FTVIS2)
2020	0.00%	to	0.15%	817,213	11.80	to	27.50	21,730,983	5.82%	0.54%	to	0.69%
2019	0.00%	to	0.15%	904	11.74	to	27.31	24,000	5.19%	15.88%	to	16.06%
2018	0.00%	to	0.15%	837	10.13	to	23.53	19,209	4.90%	-4.43%	to	-4.31%
2017	0.00%	to	0.15%	823	10.60	to	24.59	20,090	4.24%	6.00%	to	9.68%
2016			0.00%	661	22.42			14,833	4.98%	14.04%
Franklin Mutual Shares II (FTVMS2)
2020	0.00%	to	0.15%	90,860	10.88	to	27.22	2,462,380	2.63%	-5.19%	to	-5.04%
2019	0.00%	to	0.15%	111	11.48	to	28.67	3,017	1.70%	22.39%	to	22.57%
2018	0.00%	to	0.15%	163	9.38	to	23.39	3,672	2.37%	-9.20%	to	-9.06%
2017	0.00%	to	0.15%	185	10.33	to	25.72	4,596	2.48%	3.30%	to	8.34%
2016			0.00%	200	23.74			4,748	1.95%	16.09%
Franklin Rising Dividends II (FTVRD2)
2020	0.00%	to	0.15%	441,656	15.96	to	19.20	8,321,735	1.10%	15.80%	to	15.97%
2019	0.00%	to	0.15%	514	13.78	to	16.55	8,437	1.24%	29.04%	to	29.23%
2018	0.00%	to	0.15%	453	10.68	to	12.81	5,788	1.23%	-5.24%	to	-5.04%
2017	0.00%	to	0.15%	354	11.27	to	13.49	4,772	1.31%	12.70%	to	20.55%
2016			0.00%	367	11.19			4,110	1.12%	16.08%
Franklin Strategic Income II (FTVSI2)
2020	0.00%	to	0.15%	770,634	11.09	to	20.74	15,905,462	5.30%	3.27%	to	3.43%
2019	0.00%	to	0.15%	681	10.74	to	20.05	13,577	4.96%	7.89%	to	8.05%
2018	0.00%	to	0.15%	684	9.95	to	18.56	12,687	2.75%	-2.36%	to	-2.11%
2017	0.00%	to	0.15%	787	10.19	to	18.96	14,919	2.93%	1.90%	to	4.52%
2016			0.00%	813	18.14			14,784	3.49%	7.98%
Franklin U.S. Government Securities II (FTVUG2)
2020	0.00%	to	0.15%	767,411	10.97	to	13.80	10,432,357	3.86%	3.68%	to	3.83%
2019	0.00%	to	0.15%	763	10.58	to	13.29	10,076	2.70%	5.07%	to	5.23%
2018	0.00%	to	0.15%	444	10.07	to	12.63	5,610	2.33%	0.20%	to	0.32%
2017	0.00%	to	0.15%	393	10.05	to	12.59	4,954	2.71%	0.50%	to	1.29%
2016			0.00%	395	12.43			4,910	2.77%	0.73%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Goldman Sachs VIT Global Trends Allocation - Ser (GVGMNS)
2020			0.00%	13,031			13.16	171,429	0.29%	4.11%
2019			0.00%	13			12.64	166	1.50%	11.94%
2018			0.00%	13			11.29	149	0.67%	-4.32%
2017			0.00%	13			11.80	156	0.00%	13.14%
2016			0.00%	13			10.43	138	0.00%	4.30%
Goldman Sachs VIT Multi-Strategy Alternatives (GVMSA)
2020	0.00%	to	0.15%	372,742	10.64	to	10.93	3,971,012	1.78%	6.42%	to	6.58%
2019	0.00%	to	0.15%	243	9.98	to	10.27	2,427	2.85%	8.44%	to	8.60%
2018	0.00%	to	0.15%	239	9.19	to	9.47	2,199	1.12%	-7.25%	to	-7.08%
2017	0.00%	to	0.15%	486	9.89	to	10.21	4,812	2.77%	2.10%	to	5.10%
2016			0.00%	141			9.41	1,327	0.70%	0.32%
Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)
2020	0.00%	to	0.15%	1,331,332	10.86	to	12.67	16,816,416	5.41%	-0.14%	to	0.01%
2019	0.00%	to	0.15%	1,739	10.87	to	12.67	21,949	5.07%	7.44%	to	7.60%
2018	0.00%	to	0.15%	2,726	10.12	to	11.78	31,994	2.96%	-0.98%	to	-0.76%
2017	0.00%	to	0.15%	2,417	10.22	to	11.87	28,673	3.31%	2.20%	to	3.49%
2016			0.00%	1,984			11.47	22,780	5.43%	8.51%
Guggenheim Var Ser Large Cap Value Ser B (GVLCVB)
2020			0.00%	1,153			25.57	29,481	2.22%	2.21%
2019			0.00%	1			25.02	37	1.78%	21.82%
2018			0.00%	2			20.54	31	1.35%	-9.52%
2017			0.00%	2			22.70	35	1.28%	15.82%
2016			0.00%	2			19.60	31	1.75%	21.44%
Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)
2020			0.00%	164,212			24.27	3,985,222	0.24%	17.20%
2019	0.00%	to	0.15%	118	12.80	to	20.71	2,426	0.80%	46.93%	to	47.15%
2018	0.00%	to	0.15%	36	8.71	to	14.07	490	0.00%	-26.31%	to	-26.22%
2017	0.00%	to	0.15%	136	11.82	to	19.07	2,593	0.00%	18.20%	to	26.29%
2016			0.00%	172			15.10	2,603	0.00%	38.03%
Guggenheim Rydex US Government Money Market (GVRUGM)
2020			0.00%	92,205			11.26	1,037,947	0.07%	0.07%
2019			0.00%	144			11.25	1,615	0.87%	-0.43%	to	0.87%
2018	0.00%	to	1.30%	157	9.21	to	11.15	1,753	0.56%	-0.75%	to	0.54%
2017	0.00%	to	1.30%	195	9.28	to	11.09	2,157	0.00%	-1.28%	to	0.00%
2016	0.00%	to	1.30%	228	9.40	to	11.09	2,532	0.00%	-1.26%	to	0.00%
Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)
2020	0.00%	to	0.15%	5,128,019	12.48	to	16.88	86,059,466	1.85%	14.04%	to	14.21%
2019	0.00%	to	0.15%	3,805	10.95	to	14.78	55,821	2.81%	4.33%	to	4.49%
2018	0.00%	to	0.15%	3,536	10.49	to	14.15	49,735	4.30%	0.96%	to	1.14%
2017	0.00%	to	0.15%	3,309	10.39	to	13.99	46,229	4.50%	3.90%	to	6.71%
2016			0.00%	2,586			13.11	33,919	4.59%	6.85%
Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)
2020			0.00%	181,390			0.59	107,365	0.24%	-38.00%
2019	0.00%	to	0.15%	71	0.95	to	6.08	164	0.33%	-28.94%	to	-28.01%
2018	0.00%	to	1.30%	3,150	1.09	to	8.46	4,221	0.00%	-3.54%	to	-2.21%
2017	0.00%	to	1.30%	46	1.13	to	8.72	63	0.00%	-25.66%	to	-12.80%
2016	0.00%	to	1.30%	335	1.52	to	1.81	607	0.00%	-10.59%	to	-9.50%
Guggenheim Rydex Biotechnology (RBF)
2020	0.00%	to	1.30%	74,097	15.21	to	67.95	3,862,239	0.00%	19.75%	to	21.31%
2019	0.00%	to	0.15%	74	12.56	to	56.01	3,247	0.00%	23.06%	to	24.67%
2018	0.00%	to	1.30%	79	10.09	to	44.93	2,923	0.00%	-10.62%	to	-9.45%
2017	0.00%	to	1.30%	115	11.16	to	49.62	5,518	0.00%	11.60%	to	29.45%
2016	0.00%	to	1.30%	70	27.41	to	38.33	2,674	0.00%	-20.71%	to	-19.66%
Guggenheim Rydex Banking (RBKF)
2020	0.00%	to	0.15%	152,240	9.28	to	10.63	1,429,957	2.46%	-8.60%	to	-8.46%
2019			0.00%	184			10.13	1,867	0.60%	26.73%	to	28.39%
2018	0.00%	to	1.30%	284	6.95	to	9.07	2,245	0.45%	-20.21%	to	-19.24%
2017	0.00%	to	1.30%	388	8.71	to	11.24	3,785	0.43%	11.10%	to	12.56%
2016	0.00%	to	1.30%	826	7.84	to	8.68	7,172	0.30%	25.64%	to	27.27%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Basic Materials (RBMF)
2020	0.00%	to	0.15%	50,325	13.60	to	28.63	1,433,482	1.79%	19.57%	to	19.75%
2019	0.00%	to	0.15%	40	11.38	to	23.91	943	0.00%	19.86%	to	21.43%
2018	0.00%	to	1.30%	37	9.38	to	19.69	727	0.31%	-18.53%	to	-17.44%
2017	0.00%	to	1.30%	223	11.38	to	23.85	5,320	0.41%	13.80%	to	21.44%
2016	0.00%	to	1.30%	167	19.31	to	19.64	3,285	0.00%	29.16%	to	30.85%
Guggenheim Rydex Consumer Products (RCPF)
2020	0.00%	to	0.15%	154,023	12.07	to	36.62	5,546,233	1.18%	7.41%	to	7.58%
2019	0.00%	to	0.15%	272	11.24	to	34.04	8,887	0.90%	20.75%	to	22.33%
2018	0.00%	to	1.30%	187	9.20	to	27.82	5,214	0.53%	-13.27%	to	-12.13%
2017	0.00%	to	1.30%	145	10.49	to	31.66	4,592	1.18%	4.90%	to	11.52%
2016	0.00%	to	1.30%	135	24.85	to	28.39	3,823	0.72%	4.06%	to	5.42%
Guggenheim Rydex Electronics (RELF)
2020	0.00%	to	1.30%	68,291	25.51	to	58.18	3,833,459	0.00%	53.95%	to	55.96%
2019	0.00%	to	1.30%	108	16.38	to	37.30	3,891	0.00%	57.23%	to	59.28%
2018	0.00%	to	1.30%	36	10.30	to	23.42	759	0.00%	-13.87%	to	-12.71%
2017	0.00%	to	1.30%	112	11.82	to	26.83	2,956	0.00%	18.20%	to	31.07%
2016	0.00%	to	1.30%	74	13.59	to	20.47	1,509	0.00%	22.65%	to	24.36%
Guggenheim Rydex Energy (RENF)
2020	0.00%	to	0.15%	225,570	5.58	to	7.41	1,584,773	1.85%	-34.27%	to	-34.17%
2019	0.00%	to	1.30%	337	8.49	to	12.12	3,737	0.19%	5.43%	to	6.81%
2018	0.00%	to	1.30%	164	7.96	to	11.50	1,709	0.78%	-26.47%	to	-25.51%
2017	0.00%	to	1.30%	163	10.70	to	15.64	2,305	0.00%	-7.46%	to	7.00%
2016	0.00%	to	1.30%	226	15.10	to	16.90	3,407	1.07%	29.70%	to	31.42%
Guggenheim Rydex Energy Services (RESF)
2020	0.00%	to	0.15%	367,858	3.38	to	3.49	1,276,935	0.59%	-37.43%	to	-37.33%
2019	0.00%	to	0.15%	173	5.40	to	5.57	962	0.00%	-1.35%	to	-0.07%
2018	0.00%	to	1.30%	30	5.41	to	5.85	167	1.08%	-46.38%	to	-45.61%
2017	0.00%	to	1.30%	45	9.97	to	10.91	459	0.00%	-19.72%	to	-0.30%
2016	0.00%	to	1.30%	67	12.61	to	13.59	846	1.65%	21.56%	to	23.14%
Guggenheim Rydex Financial Services (RFSF)
2020	0.00%	to	0.15%	187,237	12.54	to	16.40	3,052,122	1.47%	-0.26%	to	-0.11%
2019	0.00%	to	0.15%	212	12.57	to	16.42	3,455	1.04%	26.42%	to	28.08%
2018	0.00%	to	1.30%	77	9.83	to	12.82	988	0.29%	-13.45%	to	-12.31%
2017	0.00%	to	1.30%	430	11.22	to	14.62	6,280	0.57%	12.20%	to	15.57%
2016	0.00%	to	1.30%	319	11.40	to	12.65	4,030	0.57%	14.34%	to	15.84%
Guggenheim Rydex Health Care (RHCF)
2020	0.00%	to	1.30%	91,516	16.00	to	45.03	3,551,771	0.00%	17.15%	to	18.68%
2019	0.00%	to	1.30%	64	13.50	to	37.95	2,221	0.00%	20.98%	to	22.57%
2018	0.00%	to	1.30%	70	11.03	to	30.96	2,032	0.00%	-0.08%	to	1.24%
2017	0.00%	to	1.30%	100	10.91	to	30.58	3,062	0.00%	9.10%	to	22.86%
2016	0.00%	to	1.30%	53	21.73	to	24.89	1,321	0.00%	-10.83%	to	-9.69%
Guggenheim Rydex High Yield Strategy (RHYS)
2020	0.00%	to	0.15%	446,863	11.49	to	13.36	5,964,570	5.39%	-0.62%	to	-0.47%
2019	0.00%	to	0.15%	157	11.57	to	13.42	2,092	3.90%	13.67%	to	13.84%
2018	0.00%	to	0.15%	62	10.18	to	11.79	725	7.54%	-0.97%	to	-0.84%
2017	0.00%	to	0.15%	66	10.28	to	11.89	788	3.43%	2.80%	to	6.83%
2016			0.00%	79			11.13	877	2.29%	11.63%
Guggenheim Rydex Internet (RINF)
2020	0.00%	to	1.30%	44,197	57.32	to	77.03	3,384,444	0.00%	58.14%	to	60.21%
2019	0.00%	to	0.15%	30	14.04	to	48.08	1,365	0.00%	23.84%	to	25.46%
2018	0.00%	to	1.30%	39	11.20	to	38.32	1,292	0.00%	-4.44%	to	-3.21%
2017	0.00%	to	1.30%	35	11.59	to	39.59	1,333	0.00%	15.90%	to	33.98%
2016	0.00%	to	1.30%	78	23.17	to	29.55	2,302	0.00%	3.12%	to	4.42%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)
2020	0.00%	to	0.15%	642,602	2.63	to	6.58	1,728,229	0.28%	-21.21%	to	-21.09%
2019			0.00%	309			3.34	1,032	0.00%	-14.41%	to	-13.29%
2018	0.00%	to	1.30%	549	2.63	to	9.64	2,111	0.00%	2.33%	to	3.77%
2017	0.00%	to	1.30%	622	2.57	to	9.30	2,304	0.00%	-10.14%	to	-7.00%
2016	0.00%	to	1.30%	214	2.86	to	4.07	870	0.00%	-4.03%	to	-2.86%
Guggenheim Rydex Europe 1.25X Strategy (RLCE)
2020			0.00%	67,571			11.55	780,337	0.64%	0.24%
2019			0.00%	124			11.52	1,429	2.09%	26.77%	to	28.43%
2018	0.00%	to	1.30%	31	8.73	to	9.12	277	0.30%	-20.05%	to	-18.97%
2017	0.00%	to	1.30%	82	10.92	to	11.27	906	0.60%	12.70%	to	28.57%
2016	0.00%	to	1.30%	38	8.60	to	8.61	331	1.03%	-6.83%	to	-5.59%
Guggenheim Rydex Japan 2X Strategy (RLCJ)
2020			0.00%	11,422			37.55	428,938	0.74%	40.46%
2019	0.00%	to	0.15%	5	14.29	to	26.74	129	1.60%	37.23%	to	39.03%
2018	0.00%	to	1.30%	7	10.29	to	19.23	127	0.00%	-23.98%	to	-22.96%
2017	0.00%	to	1.30%	106	13.38	to	24.96	2,648	0.00%	33.80%	to	50.27%
2016	0.00%	to	1.30%	12	13.07	to	16.61	205	0.00%	7.48%	to	8.92%
Guggenheim Rydex Leisure (RLF)
2020	0.00%	to	0.15%	195,451	14.40	to	37.78	7,103,841	0.00%	20.83%	to	21.01%
2019			0.00%	98			31.22	3,066	0.16%	27.61%	to	29.28%
2018	0.00%	to	1.30%	10	9.23	to	24.15	237	0.38%	-14.55%	to	-13.41%
2017	0.00%	to	1.30%	157	10.68	to	27.89	4,385	0.29%	6.80%	to	20.11%
2016	0.00%	to	1.30%	167	21.39	to	23.22	3,876	0.32%	8.14%	to	9.53%
Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)
2020			0.00%	2,154			46.76	100,720	0.28%	10.69%
2019	0.00%	to	1.30%	9	42.24	to	57.82	375	0.28%	34.35%	to	36.11%
2018	0.00%	to	1.30%	10	9.20	to	43.04	314	0.01%	-20.44%	to	-19.40%
2017	0.00%	to	1.30%	8	11.43	to	54.10	321	0.00%	14.30%	to	22.45%
2016	0.00%	to	1.30%	35	31.45	to	44.76	1,103	0.00%	27.96%	to	29.64%
Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)
2020			0.00%	52,796			40.47	2,136,877	0.00%	20.04%
2019			0.00%	2			33.72	59	0.00%	33.62%	to	35.37%
2018	0.00%	to	1.30%	19	9.13	to	34.64	464	0.00%	-20.61%	to	-19.57%
2017	0.00%	to	1.30%	24	11.36	to	43.63	735	0.00%	13.60%	to	20.04%
2016	0.00%	to	1.30%	34	25.80	to	36.83	871	0.00%	28.73%	to	30.37%
Guggenheim Rydex Nova (RNF)
2020	0.00%	to	0.15%	499,184	18.51	to	50.10	24,915,713	0.84%	19.85%	to	20.03%
2019	0.00%	to	1.30%	337	15.45	to	41.74	13,965	0.52%	43.17%	to	45.04%
2018	0.00%	to	1.30%	478	10.67	to	28.78	13,657	0.00%	-11.49%	to	-10.31%
2017	0.00%	to	1.30%	774	11.91	to	32.09	24,730	0.00%	19.10%	to	31.79%
2016	0.00%	to	1.30%	444	21.94	to	24.35	10,822	0.00%	14.21%	to	15.73%
Guggenheim Rydex NASDAQ-100 (ROF)
2020	0.00%	to	1.30%	352,946	21.98	to	83.70	28,369,773	0.38%	43.09%	to	44.96%
2019	0.00%	to	1.30%	338	15.19	to	58.50	18,018	0.11%	35.09%	to	36.86%
2018	0.00%	to	1.30%	187	11.11	to	43.30	7,331	0.00%	-3.09%	to	-1.81%
2017	0.00%	to	1.30%	320	11.34	to	44.68	13,548	0.00%	13.40%	to	31.12%
2016	0.00%	to	1.30%	202	32.42	to	34.52	6,548	0.00%	4.61%	to	5.98%
Guggenheim Rydex Precious Metals (RPMF)
2020	0.00%	to	1.30%	201,578	14.10	to	18.23	3,668,986	4.75%	32.57%	to	34.30%
2019	0.00%	to	0.15%	298	13.29	to	13.57	4,045	0.00%	50.23%	to	52.20%
2018	0.00%	to	1.30%	288	7.08	to	8.92	2,568	4.96%	-17.67%	to	-16.56%
2017	0.00%	to	1.30%	1,056	8.60	to	10.69	11,291	3.64%	5.00%	to	7.01%
2016	0.00%	to	1.30%	315	8.14	to	9.99	3,142	0.00%	63.45%	to	65.67%
Guggenheim Rydex Real Estate (RREF)
2020	0.00%	to	0.15%	27,330	11.11	to	20.43	547,602	1.65%	-5.96%	to	-5.82%
2019	0.00%	to	0.15%	54	11.81	to	21.69	1,122	1.40%	22.83%	to	24.43%
2018	0.00%	to	1.30%	266	9.51	to	18.63	4,576	0.69%	-8.54%	to	-7.34%
2017	0.00%	to	1.30%	77	10.27	to	20.37	1,434	1.79%	2.70%	to	6.63%
2016	0.00%	to	1.30%	84	17.64	to	19.35	1,485	1.51%	8.77%	to	10.18%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Retailing (RRF)
2020	0.00%	to	0.15%	71,281	18.59	to	45.03	3,120,108	0.00%	43.45%	to	43.67%
2019			0.00%	14	31.34			429	0.00%	22.87%	to	24.48%
2018	0.00%	to	1.30%	95	10.42	to	25.18	2,392	0.00%	-4.50%	to	-3.23%
2017	0.00%	to	1.30%	129	10.79	to	26.02	3,362	0.00%	7.90%	to	12.84%
2016	0.00%	to	1.30%	75	20.13	to	23.06	1,730	0.00%	-0.98%	to	0.30%
Guggenheim Long Short Equity (RSRF)
2020	0.00%	to	0.15%	71,051	10.91	to	18.19	1,265,781	0.85%	4.77%	to	4.93%
2019	0.00%	to	0.15%	133	10.42	to	17.34	2,268	0.56%	4.18%	to	5.54%
2018	0.00%	to	1.30%	149	9.88	to	17.84	2,431	0.00%	-14.07%	to	-12.93%
2017	0.00%	to	1.30%	159	11.37	to	20.76	2,992	0.00%	13.38%	to	14.85%
2016	0.00%	to	1.30%	113	16.43	to	18.31	1,853	0.00%	-0.65%	to	0.67%
Guggenheim Rydex Technology (RTEC)
2020	0.00%	to	0.15%	71,420	23.86	to	60.04	4,035,227	0.00%	49.02%	to	49.25%
2019	0.00%	to	0.15%	153	16.01	to	40.23	6,066	0.00%	37.94%	to	39.75%
2018	0.00%	to	1.30%	126	11.48	to	28.78	3,506	0.00%	-2.79%	to	-1.51%
2017	0.00%	to	1.30%	216	11.67	to	29.22	6,305	0.00%	16.70%	to	32.64%
2016	0.00%	to	1.30%	209	17.51	to	22.03	4,606	0.00%	9.64%	to	11.04%
Guggenheim Rydex Telecommunications (RTEL)
2020			0.00%	104,310	17.64			1,839,640	0.52%	9.49%
2019			0.00%	89	16.11			1,439	0.00%	11.75%	to	13.21%
2018	0.00%	to	1.30%	78	9.85	to	14.23	1,106	0.59%	-6.55%	to	-5.26%
2017	0.00%	to	1.30%	132	10.42	to	15.02	1,990	0.58%	4.20%	to	5.85%
2016	0.00%	to	1.30%	184	11.68	to	14.19	2,617	0.76%	15.87%	to	17.37%
Guggenheim Rydex S&P 500 2X Strategy (RTF)
2020	0.00%	to	1.30%	352,232	20.32	to	59.86	20,879,682	1.17%	16.57%	to	18.10%
2019	0.00%	to	1.30%	342	17.23	to	50.69	17,090	0.00%	60.42%	to	62.52%
2018	0.00%	to	1.30%	185	10.62	to	31.19	5,648	0.00%	-16.49%	to	-15.41%
2017	0.00%	to	1.30%	110	12.57	to	36.87	4,027	0.00%	25.70%	to	43.52%
2016	0.00%	to	1.30%	125	23.17	to	25.69	3,221	0.00%	18.88%	to	20.38%
Guggenheim Rydex Transportation (RTRF)
2020			0.00%	80,158	42.77			3,428,205	0.07%	40.62%
2019			0.00%	47	30.41			1,431	0.00%	20.66%	to	22.24%
2018	0.00%	to	1.30%	18	9.31	to	24.88	350	0.00%	-21.11%	to	-20.05%
2017	0.00%	to	1.30%	102	11.66	to	31.12	3,179	0.00%	16.60%	to	22.04%
2016	0.00%	to	1.30%	155	23.87	to	25.50	3,943	0.00%	13.94%	to	15.44%
Guggenheim Rydex Inverse S&P 500 Strategy (RUF)
2020	0.00%	to	0.15%	271,405	1.47	to	5.30	408,759	0.37%	-25.14%	to	-25.02%
2019	0.00%	to	0.15%	185	1.96	to	7.08	403	0.40%	-23.91%	to	-22.91%
2018	0.00%	to	1.30%	689	1.58	to	9.19	1,836	0.00%	2.60%	to	4.10%
2017	0.00%	to	1.30%	139	1.54	to	8.86	341	0.00%	-18.09%	to	-11.40%
2016	0.00%	to	1.30%	134	1.88	to	2.96	397	0.00%	-13.36%	to	-11.90%
Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)
2020			0.00%	149,633	26.20			3,920,866	0.13%	21.96%
2019			0.00%	110	21.48			2,358	1.20%	15.27%	to	16.78%
2018	0.00%	to	1.30%	219	10.16	to	18.40	4,024	1.61%	-6.53%	to	-5.30%
2017	0.00%	to	1.30%	111	10.75	to	19.43	2,151	1.27%	7.50%	to	9.65%
2016	0.00%	to	1.30%	272	16.83	to	17.72	4,814	0.96%	-1.58%	to	-0.34%
Guggenheim Rydex Utilities (RUTL)
2020			0.00%	138,089	28.56			3,944,013	2.05%	-5.13%
2019	0.00%	to	1.30%	150	12.92	to	30.11	4,513	0.27%	17.48%	to	19.01%
2018	0.00%	to	1.30%	372	10.87	to	25.35	9,417	2.06%	2.42%	to	3.82%
2017	0.00%	to	1.30%	182	10.49	to	24.75	4,425	1.88%	4.90%	to	10.97%
2016	0.00%	to	1.30%	190	21.96	to	22.58	4,164	1.03%	14.85%	to	16.38%
Guggenheim Multi-Hedge Strategies (RVARS)
2020	0.00%	to	0.15%	374,331	10.96	to	11.44	4,254,805	1.84%	7.23%	to	7.39%
2019	0.00%	to	0.15%	220	10.22	to	10.65	2,341	2.39%	4.86%	to	5.01%
2018	0.00%	to	0.15%	227	9.75	to	10.14	2,300	0.00%	-5.16%	to	-5.06%
2017	0.00%	to	0.15%	299	10.28	to	10.68	3,193	0.00%	2.80%	to	3.69%
2016			0.00%	478	10.30			4,921	0.00%	-0.48%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Commodities Strategy (RVCMD)
2020			0.00%	856,462	2.17			1,855,560	1.27%			-22.72%
2019	0.00%	to	0.15%	522	2.80	to	10.99	1,471	1.26%	15.08%	to	15.25%
2018	0.00%	to	0.15%	475	2.43	to	9.55	1,196	4.32%	-15.33%	to	-15.26%
2017	0.00%	to	0.15%	668	2.87	to	11.27	1,913	0.00%	4.74%	to	12.70%
2016			0.00%	277	2.74			761	0.00%			10.04%
Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)
2020	0.00%	to	1.30%	205,023	38.66	to	299.44	57,473,407	0.27%	84.46%	to	86.87%
2019	0.00%	to	1.30%	285	20.72	to	160.24	44,371	0.20%	78.17%	to	80.50%
2018	0.00%	to	1.30%	256	11.50	to	88.78	20,298	0.00%	-10.49%	to	-9.31%
2017	0.00%	to	1.30%	273	12.70	to	97.89	24,292	0.00%	27.00%	to	69.48%
2016	0.00%	to	1.30%	345	45.49	to	57.76	19,927	0.00%	8.18%	to	9.60%
Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)
2020	0.00%	to	0.15%	6,775,205	0.14	to	2.43	956,250	0.84%	-45.84%	to	-45.76%
2019	0.00%	to	0.15%	398	0.26	to	4.48	106	0.00%	-36.92%	to	-36.10%
2018	0.00%	to	1.30%	733	0.32	to	7.02	345	0.00%	0.00%	to	2.50%
2017	0.00%	to	1.30%	229	0.32	to	6.94	97	0.00%	-40.74%	to	-30.60%
2016	0.00%	to	1.30%	315	0.54	to	0.66	207	0.00%	-29.87%	to	-29.03%
Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)
2020			0.00%	13	1.20			16	0.72%			-24.89%
2019	0.00%	to	0.15%	19	1.60	to	7.99	69	0.20%	-21.34%	to	-20.31%
2018	0.00%	to	1.30%	142	1.52	to	10.05	319	0.00%	9.35%	to	10.80%
2017	0.00%	to	1.30%	10	1.39	to	9.07	18	0.00%	-14.72%	to	-9.30%
2016	0.00%	to	1.30%	13	1.63	to	2.09	27	0.00%	-20.10%	to	-18.99%
Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)
2020	0.00%	to	0.15%	52,233	0.99	to	5.50	61,552	0.46%	-30.91%	to	-30.81%
2019	0.00%	to	0.15%	102	1.43	to	7.96	221	0.63%	-21.64%	to	-20.62%
2018	0.00%	to	1.30%	1,338	1.41	to	10.04	2,409	0.00%	10.16%	to	11.11%
2017	0.00%	to	1.30%	78	1.28	to	9.05	126	0.00%	-14.67%	to	-9.50%
2016	0.00%	to	1.30%	166	1.50	to	1.87	310	0.00%	-21.47%	to	-20.09%
Guggenheim Rydex S&P 500 Pure Growth (RVLCG)
2020	0.00%	to	1.30%	139,417	17.19	to	45.31	6,288,423	0.00%	25.68%	to	27.32%
2019	0.00%	to	1.30%	188	29.53	to	35.59	6,699	0.00%	24.96%	to	26.60%
2018	0.00%	to	1.30%	185	10.69	to	28.11	5,167	0.00%	-6.86%	to	-5.64%
2017	0.00%	to	1.30%	173	11.35	to	29.79	5,151	0.00%	13.50%	to	24.38%
2016	0.00%	to	1.30%	154	20.66	to	23.95	3,694	0.00%	1.22%	to	2.57%
Guggenheim Rydex S&P 500 Pure Value (RVLCV)
2020	0.00%	to	1.30%	197,016	10.76	to	25.58	4,850,228	1.70%	-11.72%	to	-10.56%
2019	0.00%	to	1.30%	120	12.05	to	28.60	3,208	0.76%	21.68%	to	23.27%
2018	0.00%	to	1.30%	170	9.79	to	23.20	3,772	0.00%	-14.43%	to	-13.30%
2017	0.00%	to	1.30%	269	11.31	to	26.76	7,139	0.78%	13.10%	to	15.84%
2016	0.00%	to	1.30%	162	21.02	to	23.10	3,747	0.94%	15.88%	to	17.38%
Guggenheim Rydex Dow 2X Strategy (RVLDD)
2020	0.00%	to	1.30%	32,483	18.04	to	61.50	1,517,651	0.75%	0.42%	to	1.73%
2019	0.00%	to	1.30%	55	17.76	to	60.45	2,720	0.84%	45.56%	to	47.47%
2018	0.00%	to	1.30%	60	12.06	to	40.99	2,380	0.14%	-15.36%	to	-14.23%
2017	0.00%	to	1.30%	185	14.09	to	47.79	8,601	0.04%	40.90%	to	58.51%
2016	0.00%	to	1.30%	126	25.47	to	30.15	3,787	0.00%	29.03%	to	30.75%
Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)
2020	0.00%	to	1.30%	168,943	14.09	to	41.75	7,030,845	0.00%	28.78%	to	30.47%
2019	0.00%	to	1.30%	36	10.81	to	32.00	1,141	0.00%	13.92%	to	15.41%
2018	0.00%	to	1.30%	57	9.38	to	27.73	1,556	0.00%	-15.96%	to	-14.83%
2017	0.00%	to	1.30%	68	11.03	to	32.56	2,134	0.00%	10.30%	to	18.79%
2016	0.00%	to	1.30%	59	24.80	to	27.41	1,621	0.00%	1.35%	to	2.70%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)
2020	0.00%			241,927	28.75			6,955,547	0.25%	7.42%
2019	0.00%	to	0.15%	34	11.12	to	26.77	918	0.00%	20.88%	to	22.46%
2018	0.00%	to	1.30%	39	9.10	to	21.86	856	0.00%	-20.04%	to	-18.98%
2017	0.00%	to	1.30%	150	11.24	to	26.98	4,025	0.00%	11.69%	to	13.17%
2016	0.00%	to	1.30%	141	21.98	to	23.84	3,361	0.00%	27.20%	to	28.86%
Guggenheim Global Managed Futures Strategy (RVMFU)
2020	0.00%	to	0.15%	504,081	7.65	to	10.60	3,871,037	4.51%	2.44%	to	2.60%
2019			0.00%	423			7.46	3,155	0.89%	7.98%	to	8.14%
2018	0.00%	to	0.15%	424	6.90	to	9.58	2,927	0.00%	-9.19%	to	-8.97%
2017	0.00%	to	0.15%	376	7.58	to	10.55	2,851	1.49%	5.50%	to	8.75%
2016	0.00%			353			6.97	2,465	3.76%	-14.79%
Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)
2020	0.00%	to	1.30%	159,696	31.10	to	35.59	5,681,846	0.00%	14.26%	to	15.76%
2019	0.00%	to	1.30%	116	27.22	to	30.75	3,576	0.00%	11.12%	to	12.57%
2018	0.00%	to	1.30%	80	9.91	to	27.31	2,147	0.00%	-10.23%	to	-9.03%
2017	0.00%	to	1.30%	87	10.91	to	30.02	2,560	0.00%	9.10%	to	16.04%
2016	0.00%	to	1.30%	182	23.81	to	25.87	4,695	0.00%	17.18%	to	18.72%
Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)
2020	0.00%	to	0.15%	117,300	9.59	to	19.77	2,317,624	0.00%	-6.11%	to	-5.97%
2019	0.00%	to	0.15%	143	10.22	to	21.03	3,013	0.21%	19.12%	to	20.68%
2018	0.00%	to	1.30%	95	8.48	to	17.42	1,648	0.00%	-21.64%	to	-20.60%
2017	0.00%	to	1.30%	209	10.69	to	21.94	4,585	0.00%	-1.55%	to	6.90%
2016	0.00%	to	1.30%	196	19.95	to	22.00	4,331	0.00%	30.05%	to	31.74%
Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)
2020	0.00%	to	0.15%	83,220	7.54	to	8.79	627,958	0.44%	-14.16%	to	-14.03%
2019			0.00%	64			8.77	563	0.76%	4.46%	to	4.61%
2018	0.00%	to	0.15%	229	8.38	to	9.80	1,917	0.00%	11.62%	to	11.73%
2017	0.00%	to	0.15%	26	7.50	to	8.78	195	0.00%	-17.58%	to	-12.20%
2016			0.00%	290			9.10	2,638	0.00%	6.93%
Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)
2020			0.00%	160,195			7.26	1,162,708	0.17%	9.69%
2019	0.00%	to	0.15%	25	6.62	to	9.44	164	0.45%	-4.99%	to	-4.85%
2018	0.00%	to	0.15%	18	6.95	to	9.93	122	0.00%	-11.81%	to	-11.69%
2017	0.00%	to	0.15%	17	7.87	to	11.26	132	0.00%	12.60%	to	19.24%
2016			0.00%	18			6.60	121	0.00%	-8.59%
Guggenheim Var Ser World Equity Income Ser D (SBLD)
2020			0.00%	5,360			19.07	102,220	2.98%	6.65%
2019			0.00%	6			17.88	104	2.60%	21.40%
2018			0.00%	13			14.73	192	2.84%	-8.17%
2017			0.00%	14			16.04	218	2.78%	15.06%
2016			0.00%	14			13.94	198	3.00%	10.37%
Guggenheim Var Ser StylePlus Mid Growth Ser J (SBLJ)
2020	0.00%	to	0.15%	55,417	18.55	to	38.29	2,060,468	1.32%	31.91%	to	32.10%
2019	0.00%	to	0.15%	53	14.06	to	28.98	1,507	0.80%	32.50%	to	32.70%
2018	0.00%	to	0.15%	60	10.61	to	21.84	1,298	1.56%	-7.26%	to	-7.10%
2017	0.00%	to	0.15%	64	11.44	to	23.51	1,475	0.90%	14.40%	to	24.66%
2016			0.00%	55			18.86	1,041	0.70%	8.64%
Guggenheim Var Ser High Yield Ser P (SBLP)
2020	0.00%	to	0.15%	485,614	11.48	to	17.23	8,297,457	6.97%	4.48%	to	4.64%
2019	0.00%	to	0.15%	561	10.99	to	16.47	9,162	6.97%	11.54%	to	11.71%
2018	0.00%	to	0.15%	443	9.85	to	14.74	6,479	7.87%	-4.28%	to	-4.10%
2017	0.00%	to	0.15%	873	10.29	to	15.37	13,420	4.45%	2.90%	to	6.22%
2016			0.00%	1,558			14.47	22,554	7.83%	17.45%
Guggenheim Var Ser Small Cap Value Ser Q (SBLQ)
2020	0.00%	to	0.15%	39,700	10.89	to	21.82	860,257	1.04%	-1.12%	to	-0.97%
2019	0.00%	to	0.15%	30	11.01	to	22.04	650	0.78%	22.39%	to	22.58%
2018	0.00%	to	0.15%	37	9.00	to	17.98	652	0.00%	-12.79%	to	-12.68%
2017	0.00%	to	0.15%	40	10.32	to	20.59	829	0.00%	3.20%	to	3.73%
2016			0.00%	77			19.85	1,535	0.00%	26.59%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Var Ser StylePlus Small Growth Ser X (SBLX)
2020			0.00%	55			37.47	2,061	1.30%	31.82%
2019			0.00%	-			28.42	2	0.63%	25.68%
2018			0.00%	-			22.61	1	1.01%	-10.31%
2017			0.00%	-			25.21	1	0.73%	22.38%
2016			0.00%	-			20.60	1	0.00%	13.44%
Guggenheim Var Ser StylePlus Large Growth Ser Y (SBLY)
2020			0.00%	29,771			43.73	1,301,778	1.23%	37.87%
2019			0.00%	58			31.72	1,850	1.97%	33.92%
2018	0.00%	to	0.15%	47	11.20	to	23.68	1,105	1.49%	-3.78%	to	-3.66%
2017	0.00%	to	0.15%	56	11.64	to	24.58	1,375	0.97%	16.40%	to	30.12%
2016			0.00%	62			18.89	1,172	0.39%	8.75%
Invesco V.I. Comstock I (ACC1)
2020	0.00%	to	0.15%	130,661	12.53	to	25.95	3,253,024	1.93%	-1.00%	to	-0.85%
2019	0.00%	to	0.15%	152	12.65	to	26.17	3,839	1.86%	25.11%	to	25.30%
2018	0.00%	to	0.15%	179	10.11	to	20.89	3,700	1.62%	-12.32%	to	-12.15%
2017	0.00%	to	0.15%	122	11.53	to	23.78	2,854	2.21%	15.30%	to	17.84%
2016			0.00%	115			20.18	2,318	1.61%	17.33%
Invesco V.I. Growth and Income I (ACGI)
2020	0.00%	to	0.15%	101,254	12.20	to	25.79	2,569,295	2.10%	1.94%	to	2.09%
2019	0.00%	to	0.15%	153	11.97	to	25.26	3,815	1.85%	25.00%	to	25.19%
2018	0.00%	to	0.15%	156	9.57	to	20.18	3,139	2.08%	-13.55%	to	-13.39%
2017	0.00%	to	0.15%	163	11.07	to	23.30	3,791	1.41%	10.70%	to	14.33%
2016			0.00%	194			20.38	3,954	1.07%	19.67%
Invesco V.I. Value Opportunities II (AVBV2)
2020			0.00%	666			21.13	14,074	0.09%	5.33%
2019			0.00%	1			20.06	14	0.00%	28.44%	to	30.12%
2018	0.00%	to	1.30%	1	15.42	to	17.35	11	0.00%	-20.38%	to	-19.35%
2017	0.00%	to	1.30%	1	19.12	to	21.79	13	0.02%	15.72%	to	17.23%
2016	0.00%	to	1.30%	1	16.31	to	18.83	12	0.04%	16.38%	to	17.93%
Invesco V.I. Core Equity I (AVGI)
2020	0.00%	to	0.15%	45,667	14.24	to	28.97	1,310,939	0.87%	13.68%	to	13.85%
2019			0.00%	82			25.44	2,068	1.24%	27.30%	to	28.96%
2018	0.00%	to	1.30%	53	9.73	to	19.73	1,037	0.75%	-10.58%	to	-9.37%
2017	0.00%	to	1.30%	84	10.75	to	21.77	1,820	1.00%	7.50%	to	13.15%
2016	0.00%	to	1.30%	95	16.74	to	19.24	1,826	0.78%	8.84%	to	10.26%
Invesco V.I. High Yield I (AVHY1)
2020	0.00%	to	1.30%	363,353	21.71	to	25.24	9,170,931	7.41%	1.98%	to	3.32%
2019	0.00%	to	1.30%	272	21.29	to	24.43	6,655	8.27%	12.04%	to	13.51%
2018	0.00%	to	1.30%	151	9.92	to	21.52	3,253	6.80%	-4.62%	to	-3.37%
2017	0.00%	to	1.30%	335	10.28	to	22.27	7,465	6.25%	2.80%	to	6.30%
2016	0.00%	to	1.30%	1,066	18.98	to	20.95	22,335	6.79%	9.77%	to	11.20%
Invesco V.I. International Growth I (AVIE)
2020	0.00%	to	0.15%	282,110	13.80	to	16.87	4,741,689	2.75%	13.82%	to	14.00%
2019	0.00%	to	0.15%	396	12.12	to	14.80	5,850	1.26%	28.38%	to	28.57%
2018	0.00%	to	0.15%	427	9.44	to	11.51	4,906	1.86%	-15.11%	to	-14.99%
2017	0.00%	to	0.15%	633	11.12	to	13.54	8,558	1.46%	11.20%	to	23.09%
2016			0.00%	755			11.00	8,304	1.59%	-0.45%
Invesco V.I. Balanced Risk Allocation II (IVBRA2)
2020	0.00%	to	0.15%	549,017	12.54	to	15.37	8,361,239	7.54%	9.82%	to	9.99%
2019	0.00%	to	0.15%	643	11.42	to	13.97	8,942	0.00%	14.71%	to	14.88%
2018	0.00%	to	0.15%	625	9.95	to	12.16	7,564	1.97%	-6.92%	to	-6.75%
2017	0.00%	to	0.15%	277	10.69	to	13.04	3,611	3.36%	6.90%	to	9.86%
2016			0.00%	282			11.87	3,352	0.19%	11.56%
Invesco V.I. Core Plus Bond I (IVCPBI)
2020	0.00%	to	0.15%	1,534,952	12.21	to	12.96	19,865,535	2.06%	9.56%	to	9.72%
2019	0.00%	to	0.15%	990	11.14	to	11.81	11,669	3.80%	10.90%	to	11.06%
2018	0.00%	to	0.15%	418	10.05	to	10.64	4,446	3.61%	-2.52%	to	-2.30%
2017	0.00%	to	0.15%	543	10.31	to	10.89	5,904	5.51%	3.10%	to	6.35%
2016	0.00%			43	10.24			440	4.41%	2.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Invesco V.I. Diversified Dividend I (IVDDI)
2020	0.00%	to	0.15%	490,530	12.21	to	23.85	11,451,294	2.83%	-0.01%	to	0.14%
2019	0.00%	to	0.15%	763	12.21	to	23.82	17,905	2.98%	24.90%	to	25.09%
2018	0.00%	to	0.15%	796	9.77	to	19.04	14,926	2.45%	-7.74%	to	-7.57%
2017	0.00%	to	0.15%	844	10.59	to	20.60	17,307	1.68%	5.90%	to	8.59%
2016			0.00%	1,089			18.97	20,673	1.48%	14.76%
Invesco V.I. Government Money Market I (IVGMMI)
2020	0.00%	to	1.30%	31,304,043	9.34	to	10.45	326,983,998	0.26%	-1.00%	to	0.29%
2019	0.00%	to	1.30%	27,901	9.43	to	10.42	290,577	1.90%	0.58%	to	1.89%
2018	0.00%	to	1.30%	54,591	9.38	to	10.23	558,438	1.57%	0.21%	to	1.59%
2017	0.00%	to	1.30%	32,332	9.36	to	10.07	325,665	0.58%	-0.74%	to	0.50%
2016	0.00%	to	1.30%	27,075	9.43	to	10.02	271,542	0.00%	-1.15%	to	0.10%
Invesco V.I. Government Securities I (IVGS1)
2020	0.00%	to	0.15%	569,891	11.39	to	15.78	8,934,715	2.62%	6.11%	to	6.27%
2019	0.00%	to	0.15%	413	10.74	to	14.85	6,132	3.37%	5.91%	to	6.07%
2018	0.00%	to	0.15%	492	10.14	to	14.00	6,885	3.13%	0.40%	to	0.57%
2017	0.00%	to	0.15%	666	10.10	to	13.92	9,274	3.49%	1.00%	to	1.98%
2016			0.00%	670			13.65	9,154	3.44%	1.19%
Invesco V.I. Health Care I (IVHS)
2020	0.00%	to	0.15%	89,357	15.75	to	43.58	3,648,520	0.35%	14.29%	to	14.46%
2019			0.00%	72			38.07	2,755	0.04%	30.79%	to	32.50%
2018	0.00%	to	1.30%	63	10.42	to	28.73	1,658	0.00%	-0.38%	to	0.88%
2017	0.00%	to	1.30%	41	10.34	to	28.48	1,159	0.00%	3.40%	to	15.87%
2016	0.00%	to	1.30%	52	20.62	to	24.58	1,283	0.00%	-12.59%	to	-11.49%
Invesco V.I. Equity and Income I (IVKEI1)
2020	0.00%	to	0.15%	330,828	12.86	to	23.65	7,600,561	1.47%	9.79%	to	9.95%
2019	0.00%	to	0.15%	607	11.71	to	21.51	12,863	2.76%	20.18%	to	20.36%
2018	0.00%	to	0.15%	666	9.74	to	17.87	11,820	2.32%	-9.65%	to	-9.52%
2017	0.00%	to	0.15%	485	10.78	to	19.75	9,480	1.76%	7.80%	to	11.02%
2016			0.00%	513			17.79	9,130	1.88%	15.15%
Invesco V.I. Mid Cap Core Equity II (IVMCC2)
2020	0.00%	to	0.15%	110,868	12.94	to	29.04	3,114,949	0.49%	8.78%	to	8.94%
2019	0.00%	to	0.15%	147	11.90	to	26.66	3,851	0.23%	23.42%	to	25.04%
2018	0.00%	to	1.30%	152	9.53	to	24.16	3,180	0.00%	-12.75%	to	-11.61%
2017	0.00%	to	1.30%	163	10.79	to	27.69	3,941	0.00%	7.90%	to	14.64%
2016	0.00%	to	1.30%	153	21.04	to	24.46	3,215	0.00%	11.69%	to	13.18%
Invesco V.I. Global Real Estate I (IVRE)
2020	0.00%	to	1.30%	808,918	10.86	to	34.03	17,644,200	4.99%	-13.45%	to	-12.32%
2019	0.00%	to	1.30%	910	12.41	to	39.32	22,538	4.62%	21.41%	to	23.00%
2018	0.00%	to	1.30%	793	10.10	to	32.39	16,098	4.31%	-7.35%	to	-6.15%
2017	0.00%	to	1.30%	684	10.78	to	34.96	14,825	3.32%	7.80%	to	13.06%
2016	0.00%	to	1.30%	556	19.14	to	31.33	10,664	1.64%	0.74%	to	2.03%
Invesco V.I. Technology I (IVT)
2020	0.00%	to	1.30%	181,898	22.57	to	60.80	10,619,990	0.00%	44.23%	to	46.11%
2019	0.00%	to	0.15%	114	15.47	to	41.61	4,702	0.00%	34.12%	to	35.88%
2018	0.00%	to	1.30%	113	11.40	to	30.62	3,269	0.00%	-1.79%	to	-0.46%
2017	0.00%	to	1.30%	110	11.47	to	30.76	3,274	0.00%	14.70%	to	35.15%
2016	0.00%	to	1.30%	13	9.65	to	22.76	303	0.00%	-2.03%	to	-0.78%
Invesco Oppenheimer V.I. Conservative Balanced - S2 (OVCBS)
2020			0.00%	2,447			20.10	49,182	1.90%	14.59%
2019			0.00%	2			17.54	43	1.83%	17.22%
2018			0.00%	8			14.96	114	1.74%	-5.56%
2017			0.00%	8			15.84	131	1.72%	8.94%
2016			0.00%	8			14.54	121	2.13%	4.98%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. Main Street - S2 (OVGIS)
2020	0.00%	to	0.15%	140,283	14.88	to	32.62	4,018,115	1.07%	13.52%	to	13.69%
2019	0.00%	to	0.15%	169	13.11	to	28.69	4,357	0.79%	31.54%	to	31.74%
2018	0.00%	to	0.15%	144	9.97	to	21.78	2,862	0.83%	-8.20%	to	-8.10%
2017	0.00%	to	0.15%	371	10.86	to	23.70	8,768	0.48%	8.60%	to	16.63%
2016			0.00%	150			20.32	3,049	0.67%	11.28%
Invesco Oppenheimer V.I. Global - S2 (OVGSS)
2020	0.00%	to	0.15%	604,197	17.02	to	32.25	18,628,609	0.42%	27.15%	to	27.34%
2019	0.00%	to	0.15%	730	13.38	to	25.33	17,794	0.67%	31.26%	to	31.45%
2018	0.00%	to	0.15%	652	10.20	to	19.27	12,109	0.74%	-13.49%	to	-13.39%
2017	0.00%	to	0.15%	681	11.79	to	22.25	14,949	0.78%	17.90%	to	36.34%
2016			0.00%	585			16.32	9,550	0.75%	-0.18%
Invesco Oppenheimer V.I. International Growth - S2 (OVIGS)
2020	0.00%	to	0.15%	756,068	13.93	to	22.70	17,007,747	0.61%	20.86%	to	21.04%
2019	0.00%	to	0.15%	1,083	11.52	to	18.75	20,204	0.69%	27.76%	to	27.95%
2018	0.00%	to	0.15%	982	9.02	to	14.66	14,341	0.59%	-19.68%	to	-19.54%
2017	0.00%	to	0.15%	1,035	11.23	to	18.22	18,860	1.12%	12.30%	to	26.44%
2016			0.00%	892			14.41	12,848	0.89%	-2.70%
Invesco Oppenheimer V.I. Global Strategic Inc - S2 (OVSBS)
2020	0.00%	to	0.15%	100,632	11.14	to	13.86	1,350,637	4.23%	2.84%	to	2.99%
2019	0.00%	to	0.15%	211	10.83	to	13.45	2,790	3.14%	10.44%	to	10.61%
2018	0.00%	to	0.15%	184	9.81	to	12.16	2,238	4.83%	-4.66%	to	-4.55%
2017	0.00%	to	0.15%	181	10.29	to	12.74	2,299	1.63%	2.90%	to	5.99%
2016			0.00%	154			12.02	1,851	4.29%	6.28%
Invesco Oppenheimer V.I. Total Return Bond - S2 (OVTRBS)
2020	0.00%	to	0.15%	479,345	12.04	to	15.15	7,184,694	3.32%	9.26%	to	9.43%
2019			0.00%	291			13.85	4,029	4.00%	9.25%
2018	0.00%	to	0.15%	171	10.10	to	12.68	2,165	3.49%	-1.46%	to	-1.25%
2017	0.00%	to	0.15%	237	10.25	to	12.84	3,041	2.04%	2.50%	to	4.31%
2016			0.00%	140			12.31	1,730	4.63%	3.10%
Ivy VIP Asset Strategy (WRASP)
2020	0.00%			210,533	19.65			4,136,940	1.92%	13.88%
2019	0.00%	to	0.15%	259	12.72	to	17.26	4,461	2.06%	21.60%	to	21.78%
2018	0.00%	to	0.15%	342	10.46	to	14.17	4,849	1.97%	-5.60%	to	-5.41%
2017	0.00%	to	0.15%	328	11.08	to	14.98	4,912	1.43%	10.80%	to	18.23%
2016			0.00%	581	12.67			7,356	0.60%	-2.54%
Ivy VIP Corporate Bond (WRBDP)
2020	0.00%	to	0.15%	587,915	12.41	to	16.13	9,477,525	2.23%	10.80%	to	10.97%
2019			0.00%	338			14.54	4,918	2.33%	12.18%
2018	0.00%	to	0.15%	116	10.00	to	12.96	1,501	2.49%	-2.06%	to	-1.89%
2017	0.00%	to	0.15%	138	10.21	to	13.21	1,825	1.65%	2.10%	to	4.02%
2016			0.00%	116			12.70	1,472	3.49%	4.01%
Ivy VIP Balanced (WRBP)
2020	0.00%	to	0.15%	87,534	14.20	to	27.57	2,404,157	1.36%	13.94%	to	14.11%
2019	0.00%	to	0.15%	112	12.47	to	24.16	2,688	1.89%	21.91%	to	22.09%
2018	0.00%	to	0.15%	114	10.23	to	19.79	2,251	1.24%	-3.31%	to	-3.23%
2017	0.00%	to	0.15%	221	10.58	to	20.45	4,511	1.41%	5.80%	to	11.38%
2016			0.00%	238			18.36	4,367	1.35%	2.00%
Ivy VIP Global Equity Income (WRDIV)
2020			0.00%	2,420			24.53	59,373	2.10%	3.15%
2019			0.00%	6			23.79	148	2.89%	23.15%
2018			0.00%	7			19.31	135	1.63%	-11.71%
2017			0.00%	8			21.87	165	1.21%	15.59%
2016			0.00%	9			18.92	165	1.21%	6.95%
Ivy VIP Energy (WRENG)
2020			0.00%	110,513			5.26	581,313	1.49%	-36.83%
2019	0.00%	to	0.15%	225	6.92	to	8.33	1,863	0.00%	3.32%	to	3.48%
2018	0.00%	to	0.15%	178	6.70	to	8.05	1,431	0.00%	-34.25%	to	-34.12%
2017	0.00%	to	0.15%	175	10.19	to	12.22	2,139	0.65%	-12.65%	to	1.90%
2016			0.00%	282			13.99	3,950	0.14%	34.52%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Ivy VIP Global Bond (WRGBP)
2020	0.00%	to	0.15%	102,562	12.01	to	13.93	1,424,388	3.77%	7.99%	to	8.15%
2019	0.00%	to	0.15%	105	11.12	to	12.88	1,333	3.58%	9.26%	to	9.42%
2018	0.00%	to	0.15%	131	10.18	to	11.77	1,540	2.53%	-0.29%	to	-0.17%
2017	0.00%	to	0.15%	155	10.21	to	11.79	1,830	2.58%	2.10%	to	4.24%
2016			0.00%	92			11.31	1,042	2.38%	7.10%
Ivy VIP Natural Resources (WRGNR)
2020	0.00%	to	0.15%	111,703	6.08	to	8.06	687,279	2.30%	-12.12%	to	-11.99%
2019	0.00%	to	0.15%	153	6.91	to	9.17	1,063	1.03%	9.29%	to	9.46%
2018	0.00%	to	0.15%	143	6.31	to	8.39	905	0.31%	-23.38%	to	-23.24%
2017	0.00%	to	0.15%	195	8.22	to	10.95	1,606	0.13%	3.01%	to	9.50%
2016			0.00%	227			7.98	1,809	0.60%	23.72%
Ivy VIP Growth (WRGP)
2019	0.00%			1			39.82	20	0.00%	36.59%
2018	0.00%			1			29.15	15	0.00%	2.28%
2017	0.00%			1			28.50	15	0.00%	29.31%
2016	0.00%			1			22.04	20	0.00%	1.24%
Ivy VIP High Income (WRHIP)
2020	0.00%	to	0.15%	1,076,409	11.83	to	22.18	23,831,012	5.21%	5.87%	to	6.03%
2019	0.00%	to	0.15%	837	11.18	to	20.92	17,431	6.24%	11.03%	to	11.19%
2018	0.00%	to	0.15%	726	10.07	to	18.81	13,571	7.41%	-2.23%	to	-2.13%
2017	0.00%	to	0.15%	680	10.30	to	19.22	13,037	6.34%	3.00%	to	6.72%
2016			0.00%	1,335			18.01	24,045	7.81%	16.19%
Ivy VIP Limited-Term Bond (WRLTBP)
2020	0.00%	to	0.15%	400,837	10.93	to	11.45	4,588,299	2.87%	3.98%	to	4.14%
2019			0.00%	326			11.00	3,582	1.70%	4.23%
2018	0.00%	to	0.15%	380	10.10	to	10.55	4,009	1.79%	0.60%	to	0.76%
2017	0.00%	to	0.15%	328	10.04	to	10.47	3,434	1.49%	0.40%	to	1.45%
2016			0.00%	342			10.32	3,533	1.73%	1.88%
Ivy VIP Mid Cap Growth (WRMCG)
2020	0.00%	to	0.15%	335,328	23.72	to	56.89	18,635,858	0.00%	48.78%	to	49.00%
2019	0.00%	to	0.15%	243	15.95	to	38.18	9,030	0.00%	37.73%	to	37.94%
2018	0.00%	to	0.15%	235	11.58	to	27.68	6,385	0.00%	-0.17%	to	-0.04%
2017	0.00%	to	0.15%	209	11.60	to	27.69	5,759	0.00%	16.00%	to	26.90%
2016			0.00%	183			21.82	4,001	0.00%	6.08%
Ivy VIP Science and Technology (WRSTP)
2020	0.00%	to	0.15%	172,400	22.10	to	58.39	9,439,144	0.00%	35.16%	to	35.36%
2019	0.00%	to	0.15%	177	16.35	to	43.14	7,424	0.00%	49.26%	to	49.48%
2018	0.00%	to	0.15%	124	10.95	to	28.86	3,518	0.00%	-5.44%	to	-5.22%
2017	0.00%	to	0.15%	157	11.58	to	30.45	4,771	0.00%	15.80%	to	32.10%
2016			0.00%	153			23.05	3,526	0.00%	1.54%
Ivy VIP Value (WRVP)
2020	0.00%	to	0.15%	25,197	12.91	to	28.50	686,992	1.98%	1.83%	to	1.98%
2019	0.00%	to	0.15%	77	12.67	to	27.95	2,092	1.03%	26.14%	to	26.33%
2018	0.00%	to	0.15%	40	10.05	to	22.12	842	1.93%	-7.37%	to	-7.25%
2017	0.00%	to	0.15%	19	10.85	to	23.85	450	1.28%	8.50%	to	12.50%
2016			0.00%	45			21.20	953	1.20%	11.17%
Janus Henderson Balanced - Inst (JABIN)
2020	0.00%	to	0.15%	1,950,065	15.63	to	31.89	60,166,684	1.81%	14.14%	to	14.31%
2019	0.00%	to	0.15%	1,853	13.69	to	27.90	50,458	1.94%	22.41%	to	22.59%
2018	0.00%	to	0.15%	1,810	11.19	to	22.76	40,612	2.10%	0.54%	to	0.66%
2017	0.00%	to	0.15%	1,615	11.13	to	22.61	36,443	1.62%	11.30%	to	18.44%
2016			0.00%	1,622			19.09	30,955	2.27%	4.60%
Janus Henderson Enterprise - Inst (JAEI)
2020	0.00%	to	1.30%	1,055,172	18.63	to	63.46	53,778,848	0.07%	17.93%	to	19.47%
2019	0.00%	to	1.30%	1,353	15.62	to	53.81	59,063	0.20%	33.74%	to	35.49%
2018	0.00%	to	1.30%	1,107	11.55	to	40.24	35,664	0.00%	-1.71%	to	-0.41%
2017	0.00%	to	1.30%	1,002	11.61	to	40.94	33,413	0.61%	16.10%	to	27.44%
2016	0.00%	to	1.30%	819	26.57	to	32.55	21,769	0.83%	10.94%	to	12.35%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Janus Henderson Flexible Bond - Serv (JAFBS)
2020	0.00%	to	0.15%	1,907,026	12.03	to	13.70	26,053,898	2.51%	10.09%	to	10.25%
2019	0.00%	to	0.15%	1,589	10.93	to	12.42	19,461	2.80%	9.11%	to	9.28%
2018	0.00%	to	0.15%	1,928	10.02	to	11.37	21,884	2.65%	-1.38%	to	-1.30%
2017	0.00%	to	0.15%	2,316	10.16	to	11.52	26,671	2.44%	1.60%	to	3.41%
2016			0.00%	2,579	11.14			28,735	2.45%	2.20%
Janus Henderson Forty - Inst (JAFRIN)
2020	0.00%	to	0.15%	309,857	21.86	to	53.77	15,981,032	0.28%	39.19%	to	39.40%
2019	0.00%	to	0.15%	336	15.70	to	38.58	12,298	0.17%	36.95%	to	37.16%
2018	0.00%	to	0.15%	267	11.47	to	28.12	7,296	0.00%	1.87%	to	1.96%
2017	0.00%	to	0.15%	368	11.26	to	27.58	9,913	0.00%	12.60%	to	30.34%
2016	0.00%			338			21.16	7,146	1.03%	2.17%
Janus Henderson Global Research - Inst (JAGRIN)
2020	0.00%	to	1.30%	243,875	16.37	to	28.28	6,783,108	0.74%	18.51%	to	20.06%
2019	0.00%	to	1.30%	281	13.65	to	23.55	6,526	1.07%	27.38%	to	29.04%
2018	0.00%	to	1.30%	169	10.60	to	18.25	3,021	1.13%	-8.06%	to	-6.89%
2017	0.00%	to	1.30%	162	11.39	to	19.60	3,145	0.81%	13.90%	to	27.03%
2016	0.00%	to	1.30%	73	14.94	to	15.43	1,126	0.93%	0.74%	to	2.12%
Janus Global Technology and Innovation - Serv (JAGTS)
2020			0.00%	4,813			56.85	273,635	0.00%	50.73%
2019			0.00%	5			37.72	184	0.00%	44.82%
2018			0.00%	6			26.05	150	0.00%	0.93%
2017			0.00%	6			25.81	150	0.41%	44.92%
2016			0.00%	7			17.81	127	0.09%	13.87%
Janus Henderson Overseas - Inst (JAIG)
2020	0.00%	to	0.15%	365,877	14.31	to	17.69	6,444,384	1.24%	16.12%	to	16.30%
2019	0.00%	to	0.15%	423	12.32	to	15.21	6,420	2.03%	25.38%	to	27.02%
2018	0.00%	to	1.30%	312	9.72	to	28.18	3,722	1.84%	-16.03%	to	-14.99%
2017	0.00%	to	1.30%	266	11.44	to	33.56	3,736	2.23%	14.40%	to	31.10%
2016	0.00%	to	1.30%	155	10.74	to	25.93	1,662	4.77%	-7.66%	to	-6.45%
Janus Henderson Research - Inst (JARIN)
2020	0.00%	to	1.30%	159,258	19.71	to	44.66	6,875,074	0.39%	31.24%	to	32.95%
2019	0.00%	to	1.30%	187	14.85	to	33.59	6,087	0.47%	33.77%	to	35.52%
2018	0.00%	to	1.30%	198	10.97	to	24.79	4,807	0.61%	-3.86%	to	-2.56%
2017	0.00%	to	1.30%	166	11.28	to	25.44	4,179	0.42%	12.80%	to	27.84%
2016	0.00%	to	1.30%	128	18.89	to	19.90	2,540	0.54%	-0.79%	to	0.51%
Janus Henderson US Low Volatility - Serv (JIULVV)
2020	0.00%	to	0.15%	312,854	13.82	to	15.15	4,733,644	1.83%	3.35%	to	3.51%
2019	0.00%	to	0.15%	493	13.38	to	14.64	7,206	1.62%	27.85%	to	28.05%
2018	0.00%	to	0.15%	256	10.46	to	11.43	2,921	3.19%	-4.74%	to	-4.59%
2017	0.00%	to	0.15%	83	10.98	to	11.98	1,000	4.94%	9.80%	to	15.41%
2016			0.00%	-		10.38		-	0.00%	3.80%
Janus Henderson Mid Cap Value - Inst (JMCVIN)
2020	0.00%	to	0.15%	995,758	12.23	to	24.20	23,010,333	1.29%	-1.07%	to	-0.92%
2019	0.00%	to	0.15%	813	12.36	to	24.42	18,737	1.23%	30.16%	to	30.35%
2018	0.00%	to	0.15%	773	9.49	to	18.74	13,710	1.12%	-13.81%	to	-13.64%
2017	0.00%	to	0.15%	603	11.01	to	21.70	12,823	0.79%	10.10%	to	13.97%
2016	0.00%			833	19.04			15,862	1.10%	19.00%
JHancock Emerging Markets Value Trust NAV (JHEVTN)
2020	0.10%	to	0.25%	1,204,630	11.42	to	14.46	17,129,138	2.47%	3.46%	to	3.62%
2019	0.10%	to	0.25%	1,316	11.04	to	13.95	18,192	3.30%	10.61%	to	10.78%
2018	0.10%	to	0.25%	1,034	9.98	to	12.59	12,899	2.92%	-13.74%	to	-13.59%
2017	0.10%	to	0.35%	674	11.57	to	14.57	9,787	2.22%	15.70%	to	32.58%
2016	0.00%	to	0.10%	237	10.99			2,631	3.25%	17.92%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
JPMorgan Global Allocation Class 2 (JPIGA2)
2020	0.00%	to	0.15%	856,189	13.73	to	15.21	12,949,831	1.50%	15.23%	to	15.40%
2019	0.00%	to	0.15%	942	11.92	to	13.18	12,370	2.16%	16.40%	to	16.58%
2018	0.00%	to	0.15%	704	10.24	to	11.30	7,929	0.00%	-6.40%	to	-6.38%
2017	0.00%	to	0.15%	1,000	10.94	to	12.07	12,065	1.39%	9.40%	to	16.84%
2016	0.00%			764	10.33			7,889	3.83%	5.84%
JPMorgan Income Builder Class 2 (JPIIB2)
2020	0.00%	to	0.15%	398,295	12.18	to	13.29	5,207,957	3.37%	5.06%	to	5.21%
2019	0.00%	to	0.15%	500	11.60	to	12.63	6,268	3.06%	14.10%	to	14.27%
2018	0.00%	to	0.15%	430	10.16	to	11.06	4,718	0.00%	-5.14%	to	-4.90%
2017	0.00%	to	0.15%	293	10.71	to	11.63	3,401	3.29%	7.10%	to	11.72%
2016	0.00%			312	10.41			3,250	3.63%	6.22%
Lazard Retirement Emerging Markets Equity (LZREMS)
2020	0.00%	to	0.15%	1,062,047	10.70	to	28.47	29,493,978	2.62%	-1.42%	to	-1.27%
2019	0.00%	to	0.15%	1,235	10.86	to	28.84	34,625	0.89%	16.62%	to	18.14%
2018	0.00%	to	1.30%	1,239	9.20	to	26.06	29,425	1.86%	-19.59%	to	-18.55%
2017	0.00%	to	1.30%	1,391	11.32	to	32.41	41,437	1.76%	13.20%	to	27.80%
2016	0.00%	to	1.30%	1,252	23.45	to	25.69	29,390	1.11%	19.21%	to	20.81%
Lazard Retirement Global Dynamic Multi-Asset (LZRGDM)
2020	0.00%	to	0.15%	146,275	12.37	to	17.56	2,540,295	0.31%	0.66%	to	0.81%
2019	0.00%	to	0.15%	163	12.29	to	17.42	2,710	0.05%	17.61%	to	17.79%
2018	0.00%	to	0.15%	157	10.45	to	14.79	2,303	1.43%	-6.70%	to	-6.57%
2017	0.00%	to	0.15%	106	11.20	to	15.83	1,672	0.00%	12.00%	to	20.56%
2016	0.00%			82	13.13			1,073	0.00%	3.22%
Lazard Retirement International Equity (LZRIES)
2020	0.00%	to	0.15%	527,055	12.63	to	22.15	11,414,044	2.21%	8.08%	to	8.24%
2019	0.00%	to	0.15%	537	11.68	to	20.46	10,971	0.35%	20.82%	to	21.00%
2018	0.00%	to	1.30%	592	9.67	to	16.91	9,987	1.24%	-15.02%	to	-13.90%
2017	0.00%	to	1.30%	879	11.25	to	19.64	17,256	2.67%	12.50%	to	22.37%
2016	0.00%	to	1.30%	821	15.00	to	16.05	13,189	1.31%	-5.48%	to	-4.29%
Lazard Retirement US Small-Mid Cap Equity (LZRUSM)
2020	0.00%	to	0.15%	155,854	13.44	to	33.82	4,961,659	0.18%	6.60%	to	6.76%
2019	0.00%	to	0.15%	167	12.61	to	31.68	4,773	0.00%	28.25%	to	29.93%
2018	0.00%	to	1.30%	131	9.72	to	29.23	2,984	0.02%	-14.36%	to	-13.24%
2017	0.00%	to	1.30%	99	11.22	to	34.13	2,756	0.39%	12.20%	to	13.95%
2016	0.00%	to	1.30%	77	24.66	to	30.34	1,903	0.00%	14.27%	to	15.77%
LMCBV Aggressive Growth I (LPVCAI)
2020	0.00%	to	0.15%	110,093	14.25	to	32.76	3,396,547	0.77%	17.84%	to	18.02%
2019	0.00%	to	0.15%	155	12.10	to	27.76	4,107	0.91%	24.89%	to	25.07%
2018	0.00%	to	0.15%	181	9.69	to	22.19	3,889	0.48%	-8.41%	to	-8.34%
2017	0.00%	to	0.15%	178	10.58	to	24.21	4,321	0.34%	5.80%	to	16.28%
2016	0.00%			513	20.82			10,677	0.62%	1.22%
LMCBV Dividend Strategy I (LPVCII)
2020	0.00%	to	0.15%	392,235	15.08	to	28.25	10,823,864	1.42%	7.51%	to	7.67%
2019	0.00%	to	0.15%	483	14.03	to	26.23	12,262	1.70%	31.39%	to	31.59%
2018	0.00%	to	1.30%	386	10.68	to	19.94	7,558	1.72%	-6.09%	to	-4.82%
2017	0.00%	to	1.30%	374	11.24	to	20.95	7,827	1.52%	12.40%	to	19.17%
2016	0.00%	to	1.30%	362	15.50	to	17.58	6,357	2.29%	13.47%	to	14.98%
LM QS Dynamic Multi Strategy II (LPVQD2)
2020	0.00%	to	0.15%	62,637	10.58	to	13.56	763,265	1.49%	-8.45%	to	-8.31%
2019	0.00%	to	0.15%	79	11.55	to	14.79	1,081	2.08%	15.34%	to	15.51%
2018	0.00%	to	0.15%	82	10.02	to	12.81	970	1.78%	-7.39%	to	-7.24%
2017	0.00%	to	0.15%	62	10.82	to	13.81	848	1.27%	8.20%	to	13.85%
2016	0.00%			66	12.13			797	0.81%	-0.49%
LMCBV Large Cap Growth I (LVCLGI)
2020	0.00%	to	0.15%	619,770	19.66	to	47.29	27,791,419	0.02%	30.54%	to	30.74%
2019	0.00%	to	0.15%	764	15.06	to	36.17	26,304	0.37%	30.45%	to	32.16%
2018	0.00%	to	1.30%	681	11.41	to	27.37	17,748	0.31%	-1.30%	to	0.00%
2017	0.00%	to	1.30%	592	11.43	to	27.37	16,127	0.26%	14.30%	to	25.78%
2016	0.00%	to	1.30%	348	19.19	to	21.76	7,566	0.54%	6.02%	to	7.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
LMCBV Small Cap Growth II (SBVSG2)
2020	0.00%	to	0.15%	1,086,581	21.32	to	35.83	37,631,603	0.00%	42.70%	to	42.91%
2019	0.00%	to	0.15%	551	14.94	to	25.07	13,385	0.00%	26.36%	to	26.55%
2018	0.00%	to	0.15%	496	11.83	to	19.81	9,320	0.00%	3.05%	to	3.18%
2017	0.00%	to	0.15%	181	11.48	to	19.20	3,459	0.00%	14.80%	to	23.95%
2016	0.00%			124	15.49			1,914	0.00%	5.52%
LMWAV Global High Yield Bond I (SBVHY)
2020	0.00%	to	0.15%	111,397	12.16	to	25.63	2,762,846	2.10%	7.16%	to	7.32%
2019	0.00%	to	0.15%	164	11.35	to	23.88	3,869	5.03%	14.21%	to	14.39%
2018	0.00%	to	0.15%	146	9.94	to	20.88	3,049	4.79%	-4.05%	to	-3.91%
2017	0.00%	to	0.15%	286	10.36	to	21.73	6,216	4.36%	3.60%	to	8.65%
2016	0.00%			139	20.00			2,772	7.04%	15.61%
Lord Abbett Bond Debenture (LOVBD)
2020	0.00%	to	0.15%	1,413,648	12.22	to	23.15	32,392,635	4.15%	7.14%	to	7.30%
2019	0.00%	to	0.15%	1,306	11.40	to	21.57	27,855	4.27%	13.18%	to	13.35%
2018	0.00%	to	0.15%	1,018	10.08	to	19.03	19,119	3.63%	-4.09%	to	-4.03%
2017	0.00%	to	0.15%	1,237	10.51	to	19.83	24,499	4.47%	5.10%	to	9.20%
2016	0.00%			1,040	18.16			18,918	4.00%	12.17%
Lord Abbett Dividend Growth (LOVCDG)
2020	0.00%	to	0.15%	258,024	15.66	to	39.72	9,546,003	0.95%	15.24%	to	15.42%
2019	0.00%	to	0.15%	325	13.59	to	34.41	10,559	1.82%	24.81%	to	26.45%
2018	0.00%	to	1.30%	288	10.76	to	30.89	7,425	1.73%	-5.91%	to	-4.66%
2017	0.00%	to	1.30%	262	11.31	to	32.83	7,319	1.80%	13.10%	to	19.11%
2016	0.00%	to	1.30%	249	23.97	to	27.92	6,005	1.94%	13.63%	to	15.13%
Lord Abbett Growth and Income (LOVGI)
2020	0.00%	to	1.30%	104,950	26.62	to	37.93	2,812,246	1.69%	1.37%	to	2.70%
2019	0.00%	to	1.30%	101	25.92	to	37.42	2,647	1.56%	20.91%	to	22.49%
2018	0.00%	to	1.30%	107	10.17	to	30.95	2,290	1.36%	-9.32%	to	-8.16%
2017	0.00%	to	1.30%	115	11.09	to	34.13	2,675	0.61%	10.90%	to	13.39%
2016	0.00%	to	1.30%	387	20.32	to	30.50	7,873	4.42%	15.62%	to	17.12%
MainStay VP MacKay Convertible Service (MNCPS)
2020	0.00%	to	0.15%	1,233,791	17.04	to	17.13	21,137,967	0.47%	35.50%	to	35.70%
2019	0.00%	to	0.15%	841	12.57	to	12.63	10,612	1.32%	21.97%	to	22.15%
2018	0.00%	to	0.15%	399	10.31	to	10.34	4,119	1.39%	-2.64%	to	-2.45%
2017	0.00%	to	0.15%	122	20.59	to	20.60	1,296	0.92%	5.90%	to	6.00%
MFS Growth Series - Service (MEGSS)
2020	0.00%	to	0.15%	614,652	21.25	to	24.56	15,048,749	0.00%	31.34%	to	31.54%
2019	0.00%	to	0.15%	242	16.18	to	18.67	4,501	0.00%	37.57%	to	37.78%
2018	0.00%	to	0.15%	111	11.76	to	13.55	1,501	0.00%	2.26%	to	2.34%
2017	0.00%	to	0.15%	58	11.50	to	13.24	768	0.00%	15.00%	to	31.09%
2016	0.00%			24	10.10			246	0.00%	2.23%
MFS VIT New Discovery Series - Service (MNDSC)
2020	0.00%	to	0.15%	298,442	16.44	to	16.46	4,911,650	0.00%	64.42%	to	64.58%	****
MFS Value Series - Service (MVFSC)
2020	0.00%	to	0.15%	416,985	13.32	to	15.34	6,358,014	1.64%	3.07%	to	3.22%
2019	0.00%	to	0.15%	353	12.92	to	14.87	5,225	1.96%	29.31%	to	29.51%
2018	0.00%	to	0.15%	163	9.99	to	11.48	1,869	1.22%	-10.48%	to	-10.38%
2017	0.00%	to	0.15%	61	11.16	to	12.81	784	2.04%	11.60%	to	17.42%
2016	0.00%			26	10.91			278	2.54%	13.76%
NW DoubleLine NVIT Total Return Tactical Cl Y (DTRTFY)
2020	0.25%	to	0.40%	3,013,411	11.06	to	11.11	33,469,913	2.95%	3.68%	to	3.83%
2019	0.25%	to	0.40%	2,110	10.67	to	10.70	22,515	4.55%	6.61%	to	6.77%
2018	0.25%	to	0.40%	841	10.00	to	10.02	8,426	4.68%	0.10%	to	0.30%
2017	0.25%	to	0.40%	69	19.99			694	0.73%	-0.10%
NVIT S&P 500 Index - Class Y (GVEXD)
2020	0.00%	to	0.50%	4,752,899	16.50	to	32.94	112,760,313	2.20%	17.65%	to	18.24%
2019	0.00%	to	0.50%	4,306	14.02	to	27.86	86,482	2.75%	30.68%	to	31.33%
2018	0.00%	to	0.50%	2,200	10.73	to	21.21	34,776	2.16%	-5.04%	to	-4.55%
2017	0.00%	to	0.50%	1,597	11.30	to	22.22	26,707	2.11%	13.00%	to	21.55%
2016	0.00%	to	0.35%	847	12.75	to	18.28	12,239	2.74%	11.35%	to	11.80%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
NVIT International Index - Class Y (GVIXY)
2020	0.00%	to	0.50%	5,630,895	12.56	to	13.78	74,613,903	3.07%	7.12%	to	7.66%
2019	0.00%	to	0.50%	4,343	11.72	to	12.80	53,625	3.82%	21.28%	to	21.89%
2018	0.00%	to	0.50%	3,418	9.67	to	10.50	34,827	3.06%	-14.04%	to	-13.65%
2017	0.00%	to	0.50%	2,545	11.25	to	12.16	30,210	3.72%	12.50%	to	25.10%
2016	0.00%	to	0.35%	1,327	9.41	to	9.72	12,706	3.12%	0.64%	to	1.04%
NVIT Mid Cap Index - Class Y (MCIFD)
2020	0.00%	to	0.50%	1,290,556	13.72	to	31.50	25,241,893	1.25%	12.72%	to	13.28%
2019	0.00%	to	0.50%	2,015	12.17	to	27.81	35,367	1.64%	25.27%	to	25.89%
2018	0.00%	to	0.50%	1,005	9.71	to	22.09	14,311	1.56%	-11.73%	to	-11.29%
2017	0.00%	to	0.50%	854	11.00	to	24.90	14,430	1.22%	10.00%	to	15.98%
2016	0.00%	to	0.35%	800	12.81	to	21.47	12,565	1.69%	20.06%	to	20.48%
NVIT JP Morgan Mozaic Multi-Asset Class Y (NJMMAY)
2020	0.35%			24,698	10.53			260,132	0.00%			5.33%	****
NVIT Bond Index - Class Y (NVBXD)
2020	0.00%	to	0.50%	1,755,771	11.64	to	17.61	23,812,085	2.97%	6.80%	to	7.33%
2019	0.00%	to	0.50%	864	10.89	to	16.41	10,473	3.27%	8.08%	to	8.62%
2018	0.00%	to	0.50%	388	10.08	to	15.11	4,442	2.93%	-0.79%	to	-0.26%
2017	0.00%	to	0.50%	360	10.16	to	15.15	4,211	2.19%	1.60%	to	3.34%
2016	0.00%	to	0.35%	372	10.78	to	14.66	4,254	2.37%	2.08%	to	2.37%
NVIT Investor Destinations Capital Appreciation Class P (NVDCAP)
2020	0.00%	to	0.15%	57,672	10.82			624,209	0.00%	8.20%	to	8.24%	****
NVIT iShares ETF Fixed Income Fund Y (NVFIY)
2020	0.35%	to	0.50%	128,526	11.33	to	11.36	1,459,112	1.17%	8.56%	to	8.69%
2019	0.35%			79	10.58			836	3.54%			5.75%	****
NVIT iShares ETF Global Equity Fund Y (NVGEY)
2020	0.35%	to	0.50%	113,153	12.59	to	12.62	1,427,772	2.31%	58.47%	to	58.66%
2019	0.35%			3	10.89			29	1.82%			8.87%	****
NVIT Investor Destinations Moderate Class P (NVIDMP)
2020	0.00%	to	0.15%	221,186	10.72			2,372,107	0.00%	7.22%	to	7.25%	****
NVIT Columbia Overseas Value Class X (NVMIVX)
2020	0.00%			90,266	11.78			1,063,499	0.00%			17.82%	****
NVIT Multi-Manager Mid Cap Value I (NVMMV1)
2020	0.00%			148,753	11.55			1,718,687	1.85%			-1.07%
2019	0.00%			260	11.68			3,030	2.68%	23.79%	to	23.97%
2018	0.00%	to	0.15%	171	9.40	to	9.42	1,612	3.05%	-13.20%	to	-13.10%
2017	0.00%	to	0.15%	9	20.83	to	20.84	-	3.53%	8.30%	to	8.40%
Nationwide Newton NVIT Sustainable U.S. Equity I (NVNSR1)
2020	0.00%	to	0.15%	236,606	14.87	to	14.95	3,536,889	1.06%	13.19%	to	13.36%
2019	0.00%	to	0.15%	113	13.14	to	13.19	1,487	1.53%	25.82%	to	26.01%
2018	0.00%	to	0.15%	29	10.44	to	10.47	303	0.52%	-5.95%	to	-5.76%
2017	0.00%	to	0.15%	25	21.10	to	21.11	277	0.58%	11.00%	to	11.10%
NVIT Small Cap Index - Class Y (NVSIXD)
2020	0.00%	to	0.50%	3,963,096	14.43	to	28.86	74,540,857	1.43%	19.12%	to	19.71%
2019	0.00%	to	0.50%	2,897	12.11	to	24.11	46,110	1.57%	24.78%	to	25.40%
2018	0.00%	to	0.50%	1,722	9.71	to	19.23	22,566	1.51%	-11.49%	to	-11.05%
2017	0.00%	to	0.50%	1,333	10.97	to	21.62	20,218	1.41%	9.70%	to	14.57%
2016	0.00%	to	0.35%	814	12.04	to	18.87	11,317	1.46%	20.76%	to	21.19%
NVIT Government Money Market (SAMY)
2020	0.00%	to	0.15%	12,440,465	10.17	to	10.20	126,760,100	0.15%	0.14%	to	0.29%
2019	0.00%	to	0.15%	4,437	10.16	to	10.17	44,780	1.49%	1.56%	to	1.69%	****
Nationwide NVIT AQR Large Cap Defensive Style Class 1 (TRF)
2020	0.00%	to	0.15%	324,798	14.17	to	14.22	4,619,972	3.78%	10.19%	to	10.35%
2019	0.00%			29	12.89			379	2.49%	29.31%
2018	0.00%	to	0.15%	4	19.96	to	19.97	42	2.06%	-0.40%	to	-0.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Neuberger Berman AMT Mid Cap Growth Class I (AMCG)
2020	0.00%	to	0.15%	84,567	19.84	to	61.03	4,976,946	0.00%	39.77%	to	39.98%
2019	0.00%	to	0.15%	85	14.19	to	43.60	3,696	0.00%	31.03%	to	32.75%
2018	0.00%	to	1.30%	62	10.71	to	32.84	2,033	0.00%	-7.65%	to	-6.41%
2017	0.00%	to	1.30%	85	11.46	to	35.09	2,982	0.00%	14.60%	to	25.28%
2016	0.00%	to	1.30%	65	19.55	to	28.01	1,815	0.00%	3.06%	to	4.40%
Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)
2020	0.00%	to	0.15%	135,924	10.44	to	27.12	3,599,834	1.08%	-2.77%	to	-2.62%
2019	0.00%	to	0.15%	179	10.74	to	27.85	4,903	0.74%	15.24%	to	16.74%
2018	0.00%	to	1.30%	176	9.21	to	30.03	4,136	0.70%	-16.37%	to	-15.27%
2017	0.00%	to	1.30%	198	10.89	to	35.91	5,571	0.93%	8.90%	to	16.75%
2016	0.00%	to	1.30%	202	24.12	to	31.16	4,873	0.58%	14.64%	to	16.18%
Neuberger Berman AMT Sustainable Equity Class I (AMSRS)
2020	0.00%			55,625	40.34			2,243,975	0.59%	19.56%
2019	0.00%	to	1.30%	75	29.85	to	33.74	2,522	0.56%	24.26%	to	25.88%
2018	0.00%	to	1.30%	37	24.02	to	26.80	982	0.43%	-6.97%	to	-5.73%
2017	0.00%	to	1.30%	52	25.82	to	28.43	1,484	0.40%	16.94%	to	18.41%
2016	0.00%	to	1.30%	71	22.08	to	24.01	1,704	0.63%	8.45%	to	9.89%
Neuberger Berman AMT Short Duration Bond (AMTB)
2020	0.00%	to	0.15%	463,576	10.81	to	13.44	6,208,052	2.33%	3.30%	to	3.46%
2019	0.00%	to	0.15%	441	10.47	to	12.99	5,705	1.92%	2.35%	to	3.69%
2018	0.00%	to	1.30%	425	10.11	to	12.61	5,314	1.59%	-0.32%	to	1.05%
2017	0.00%	to	1.30%	355	10.02	to	12.65	4,400	1.54%	-0.39%	to	0.90%
2016	0.00%	to	1.30%	341	12.29	to	12.70	4,186	1.09%	-0.08%	to	1.24%
Neuberger Berman AMT US Equity Index PutWrite Strategy (NBARMS)
2020	0.00%	to	0.15%	62,062	11.42	to	12.24	710,386	0.78%	8.10%	to	8.26%
2019	0.00%	to	0.15%	65	10.55	to	11.32	684	0.13%	15.09%	to	15.26%
2018	0.00%	to	0.15%	87	9.15	to	9.83	793	0.00%	-7.00%	to	-6.82%
2017	0.00%	to	0.15%	86	9.82	to	10.57	849	0.00%	5.70%	to	6.74%
2016	0.00%			112	9.20			1,028	0.00%	-0.65%
Ntrn Lts Rational Trend Aggregation VA (HVDCT)
2020	0.00%			70,537			10.26	723,466	0.10%	1.20%
2019	0.00%	to	0.15%	529	10.12	to	10.14	5,359	2.91%	1.22%	to	1.35%	****
Ntrn Lts 7Twelve Balanced Cl 4 (NO7TB)
2020	0.00%			689	12.70			8,751	1.61%	5.20%
2019	0.00%			1	12.07			10	1.14%	14.90%
2018	0.00%			1	10.51			10	0.06%	-8.61%
2017	0.00%			10	11.50			115	0.35%	10.36%
2016	0.00%			10	10.42			104	0.12%	9.22%
Ntrn Lts 7Twelve Balanced Cl 3 (NO7TB3)
2020	0.00%			63,020	12.18			767,599	1.69%	5.40%
2019	0.00%			124	11.56			1,435	1.64%	15.12%
2018	0.00%	to	0.15%	120	9.78	to	10.04	1,208	0.98%	-8.60%	to	-8.48%
2017	0.00%	to	0.15%	108	10.70	to	10.97	1,180	0.50%	7.00%	to	10.58%
2016	0.00%			45	9.92			447	0.60%	9.37%
Ntrn Lts TOPS Aggressive Growth ETF - Class 1 (NOTAG1)
2020	0.00%			4,116	21.71			89,346	1.43%	12.92%
2019	0.00%			4	19.22			79	1.29%	24.70%
2018	0.00%	to	0.25%	6	10.15	to	15.42	90	1.08%	-9.78%	to	-9.56%
2017	0.00%	to	0.25%	6	11.25	to	17.05	100	1.33%	12.50%	to	20.67%
2016	0.00%	to	0.10%	6	11.52	to	14.13	87	1.16%	13.27%	to	13.40%
Ntrn Lts TOPS Aggressive Growth ETF - Class 2 (NOTAG2)
2020	0.00%			18,381	12.20			224,189	0.88%	12.68%
2019	0.00%			3	10.82			37	1.39%			8.24%	****
Ntrn Lts TOPS Managed Risk Balanced ETF - Class 1 (NOTB1)
2020	0.00%			9,312	15.91			148,115	2.54%	6.17%
2019	0.00%			9	14.98			140	1.73%	14.69%	to	14.81%
2018	0.00%	to	0.25%	19	10.01	to	13.05	246	1.75%	-6.10%	to	-5.78%
2017	0.00%	to	0.25%	30	10.66	to	13.85	411	1.57%	6.60%	to	10.89%
2016	0.00%	to	0.10%	43	10.53	to	12.49	511	1.60%	6.26%	to	6.39%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Ntrn Lts TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)
2020	0.00%	to	0.15%	61,618	12.07	to	15.54	954,743	2.15%	5.74%	to	5.90%
2019	0.00%	to	0.15%	63	11.42	to	14.68	910	2.34%	14.38%	to	14.55%
2018	0.00%	to	0.15%	52	9.98	to	12.81	653	0.74%	-6.20%	to	-6.09%
2017	0.00%	to	0.15%	164	10.64	to	13.64	2,234	1.56%	6.40%	to	10.62%
2016	0.00%			175	12.33			2,153	1.24%	6.20%
Ntrn Lts BTS Tactical Fixed Income VIT CL 2 (NOTBBA)
2020	0.00%	to	0.15%	848,730	9.90	to	11.15	9,452,268	2.30%	2.27%	to	2.42%
2019	0.00%	to	0.15%	386	9.68	to	10.89	4,192	2.65%	2.80%	to	2.95%
2018	0.00%	to	0.15%	915	9.42	to	10.57	9,671	2.58%	-6.18%	to	-6.13%
2017	0.00%	to	0.15%	1,282	10.04	to	11.26	14,427	2.55%	0.40%	to	2.93%
2016	0.00%			796	10.94			8,712	0.02%	13.13%
Ntrn Lts TOPS Balanced ETF - Class 2 (NOTBE2)
2020	0.00%			28,627	11.55			330,622	1.44%			8.40%	****
Ntrn Lts TOPS Conservative ETF Class 1 (NOTC1)
2019	0.00%			2	14.22			28	1.95%	11.92%	to	12.03%
2018	0.00%	to	0.25%	2	10.14	to	12.69	25	0.00%	-2.69%	to	-2.46%
2017	0.00%	to	0.25%	24	10.42	to	13.01	282	0.89%	4.20%	to	7.08%
2016	0.00%	to	0.10%	24	10.66	to	12.15	264	1.16%	6.07%	to	6.21%
Ntrn Lts TOPS Conservative ETF - Class 2 (NOTC2)
2020	0.00%			70,158	14.90			1,045,033	1.74%	7.04%
2019	0.00%	to	0.15%	71	11.27	to	13.92	985	1.94%	11.53%	to	11.70%
2018	0.00%	to	0.15%	47	10.11	to	12.46	586	1.27%	-2.79%	to	-2.66%
2017	0.00%	to	0.15%	38	10.40	to	12.80	475	0.73%	4.00%	to	6.84%
2016	0.00%			24	11.98			288	0.33%	5.83%
Ntrn Lts TOPS Managed Risk Growth ETF - Class 1 (NOTG1)
2020	0.00%	to	0.10%	1,951,589	13.04	to	15.42	28,550,634	2.40%	5.36%	to	5.46%
2019	0.00%	to	0.10%	2,151	12.38	to	14.62	29,833	2.20%	17.20%	to	17.32%
2018	0.00%	to	0.25%	2,280	10.13	to	12.46	27,010	1.77%	-8.74%	to	-8.52%
2017	0.00%	to	0.25%	2,422	11.10	to	13.62	31,421	1.85%	11.00%	to	17.92%
2016	0.00%	to	0.10%	2,540	9.81	to	11.55	28,010	1.92%	5.83%	to	5.87%
Ntrn Lts TOPS Managed Risk Growth ETF - Class 2 (NOTG2)
2020	0.00%	to	0.15%	48,103	12.40	to	15.06	717,628	2.08%	5.03%	to	5.19%
2019	0.00%	to	0.15%	49	11.81	to	14.32	700	2.56%	16.90%	to	17.08%
2018	0.00%	to	0.15%	30	10.10	to	12.23	361	1.53%	-8.84%	to	-8.73%
2017	0.00%	to	0.15%	35	11.08	to	13.40	459	1.56%	10.80%	to	17.65%
2016	0.00%			31	11.39			350	2.29%	5.56%
Ntrn Lts TOPS Growth ETF - Class 1 (NOTGR1)
2020	0.00%			61,888	21.93			1,357,438	1.16%	11.92%
2019	0.00%			106	19.60			2,076	1.70%	22.24%	to	22.36%
2018	0.00%	to	0.25%	112	10.13	to	16.02	1,791	1.33%	-8.82%	to	-8.56%
2017	0.00%	to	0.25%	106	11.11	to	17.52	1,864	1.45%	11.10%	to	18.22%
2016	0.00%	to	0.10%	146	11.24	to	14.82	2,073	1.36%	12.51%	to	12.61%
Ntrn Lts TOPS Growth ETF - Class 2 (NOTGR2)
2020	0.00%			24,209	21.32			516,230	1.89%	11.67%
2019	0.00%			3	19.10			64	1.60%	22.07%
2018	0.00%			3	15.64			54	1.19%	-8.80%
2017	0.00%			4	17.15			62	1.31%	17.95%
2016	0.00%			4	14.54			54	1.25%	12.36%
Ntrn Lts TOPS Moderate Growth ETF - Class 1 (NOTMD1)
2020	0.00%			41,710	18.60			775,783	0.85%	10.83%
2019	0.00%	to	0.10%	114	14.15	to	16.78	1,869	1.75%	19.02%	to	19.14%
2018	0.00%	to	0.25%	116	10.14	to	14.09	1,591	1.26%	-6.89%	to	-6.56%
2017	0.00%	to	0.25%	131	10.89	to	15.08	1,940	1.38%	8.90%	to	14.42%
2016	0.00%	to	0.10%	145	11.15	to	13.18	1,884	0.70%	10.72%	to	10.76%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Ntrn Lts TOPS Moderate Growth ETF - Class 2 (NOTMD2)
2020	0.00%			96,665	18.15			1,754,713	1.62%	10.60%
2019	0.00%			40	16.41			659	1.00%	18.91%
2018	0.00%			3	13.80			36	1.28%	-6.88%
2017	0.00%			3	14.82			38	1.25%	14.09%
2016	0.00%			3	12.99			34	0.61%	10.55%
Ntrn Lts TOPS Managed Risk Moderate Growth ETF -1 (NOTMG1)
2020	0.00%			66,688	16.72			1,115,041	2.57%	6.20%
2019	0.00%			71	15.74			1,115	2.47%	16.47%	to	16.59%
2018	0.00%	to	0.25%	75	10.08	to	13.50	1,015	1.54%	-7.27%	to	-7.02%
2017	0.00%	to	0.25%	124	10.87	to	14.52	1,796	1.87%	8.70%	to	14.15%
2016	0.00%	to	0.10%	127	10.32	to	12.72	1,618	1.50%	6.39%	to	6.53%
Ntrn Lts TOPS Managed Risk Moderate Growth ETF -2 (NOTMG2)
2020	0.00%	to	0.15%	58,165	12.35	to	16.35	948,185	2.17%	5.75%	to	5.91%
2019	0.00%	to	0.15%	52	11.68	to	15.43	796	2.17%	16.13%	to	16.30%
2018	0.00%	to	0.15%	53	10.06	to	13.27	699	1.62%	-7.28%	to	-7.20%
2017	0.00%	to	0.15%	55	10.85	to	14.30	789	1.63%	8.50%	to	13.85%
2016	0.00%			60	12.56			758	1.38%	6.26%
Ntrn Lts TOPS Balanced ETF - Class 1 (NOTMR1)
2020	0.00%	to	0.10%	28,888	14.64	to	17.09	450,067	1.48%	8.51%	to	8.62%
2019	0.00%	to	0.10%	29	13.49	to	15.73	416	1.73%	16.14%	to	16.26%
2018	0.00%	to	0.25%	29	10.08	to	13.53	360	1.96%	-5.62%	to	-5.38%
2017	0.00%	to	0.25%	11	10.68	to	14.30	163	1.57%	6.80%	to	11.20%
2016	0.00%	to	0.10%	13	11.06	to	12.86	172	1.01%	8.11%	to	8.25%
Ntrn Lts Probabilities Class 1 (NOVPB1)
2020	0.00%	to	0.15%	376,187	11.09	to	12.70	4,741,933	0.00%	-8.36%	to	-8.22%
2019	0.00%	to	0.15%	665	12.11	to	13.84	9,164	0.00%	33.47%	to	33.67%
2018	0.00%	to	0.15%	817	9.07	to	10.35	8,454	0.00%	-15.63%	to	-15.51%
2017	0.00%	to	0.15%	1,369	10.75	to	12.25	16,763	0.00%	7.50%	to	15.68%
2016	0.00%			1,508	10.59			15,978	0.00%	2.32%
Ntrn Lts Power Dividend Index (NOVPDI)
2020	0.00%	to	1.30%	79,554	9.02	to	13.80	1,031,865	3.41%	-8.45%	to	-7.25%
2019	0.00%	to	1.30%	325	9.74	to	14.88	4,746	1.40%	-4.10%	to	-2.84%
2018	0.00%	to	1.30%	427	10.04	to	15.31	6,418	1.80%	-9.18%	to	-8.05%
2017	0.00%	to	1.30%	367	10.93	to	16.65	6,035	1.50%	9.30%	to	10.93%
2016	0.00%	to	1.30%	49	13.24	to	15.01	736	0.98%	-0.60%	to	0.67%
Ntrn Lts Power Income Class 2 (NOVPI2)
2020	0.00%	to	0.15%	44,756	9.81	to	10.81	457,790	0.95%	-6.12%	to	-5.97%
2019	0.00%	to	0.15%	274	10.44	to	11.50	3,111	2.23%	7.56%	to	7.72%
2018	0.00%	to	0.15%	324	9.71	to	10.68	3,424	3.16%	-3.48%	to	-3.26%
2017	0.00%	to	0.15%	128	10.06	to	11.04	1,388	0.95%	0.60%	to	2.13%
2016	0.00%			120	10.81			1,299	0.00%	4.34%
Ntrn Lts Power Momentum (NOVPM)
2020	0.00%	to	1.30%	74,669	11.67	to	20.06	1,397,959	0.12%	-2.48%	to	-1.20%
2019	0.00%	to	1.30%	218	11.83	to	20.30	4,309	0.66%	6.48%	to	7.87%
2018	0.00%	to	1.30%	322	10.98	to	18.82	5,357	0.48%	-3.92%	to	-2.64%
2017	0.00%	to	1.30%	106	11.30	to	19.33	2,007	1.55%	13.00%	to	20.89%
2016	0.00%	to	1.30%	76	14.10	to	15.99	1,195	0.29%	4.06%	to	5.41%
PIMCO VIT Dynamic Bond - Admin (PMUBAM)
2020	0.00%			755,901	13.07			9,881,898	2.81%	4.81%
2019	0.00%			1,061	12.47			13,232	4.32%	4.78%	to	4.93%
2018	0.00%	to	0.15%	1,069	10.33	to	11.89	12,689	2.86%	0.88%	to	1.02%
2017	0.00%	to	0.15%	1,004	10.24	to	11.77	11,815	1.72%	2.40%	to	5.09%
2016	0.00%			912	11.20			10,214	1.75%	4.67%
PIMCO VIT All Asset - Admin (PMVAAA)
2020	0.00%	to	0.15%	634,696	12.26	to	20.69	12,682,758	4.89%	7.85%	to	8.01%
2019	0.00%	to	0.15%	664	11.37	to	19.16	12,335	2.93%	11.73%	to	11.90%
2018	0.00%	to	0.15%	670	10.18	to	17.12	11,289	3.22%	-5.57%	to	-5.41%
2017	0.00%	to	0.15%	657	10.78	to	18.10	11,895	4.90%	7.80%	to	13.55%
2016	0.00%			661	15.94			10,533	2.42%	12.89%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
PIMCO VIT All Asset - Inst (PMVAAI)
2020	0.00%			48,598	11.74			570,308	2.58%			17.35%	****
PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)
2020	0.00%	to	0.15%	1,158,951	12.05	to	24.09	27,488,908	4.67%	6.55%	to	6.71%
2019	0.00%	to	0.15%	1,493	11.31	to	22.58	33,211	4.43%	14.60%	to	14.77%
2018	0.00%	to	0.15%	1,146	9.87	to	19.67	22,188	4.14%	-4.91%	to	-4.75%
2017	0.00%	to	0.15%	1,138	10.38	to	20.65	23,401	5.08%	3.80%	to	9.90%
2016	0.00%			971	18.79			18,252	5.24%	13.33%
PIMCO VIT International Bond (Unhedged)- Admin (PMVFBA)
2020	0.00%	to	0.15%	381,446	12.06	to	16.14	6,156,308	5.16%	10.61%	to	10.77%
2019	0.00%	to	0.15%	407	10.90	to	14.57	5,937	2.00%	6.86%	to	7.02%
2018	0.00%	to	0.15%	396	10.20	to	13.62	5,400	4.72%	-4.14%	to	-3.95%
2017	0.00%	to	0.15%	357	10.64	to	14.18	5,064	1.52%	6.40%	to	10.78%
2016	0.00%			357	12.80			4,571	1.23%	3.06%
PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)
2020	0.00%	to	0.15%	1,790,574	11.69	to	21.93	38,455,807	5.87%	5.40%	to	5.56%
2019	0.00%	to	0.15%	1,895	11.09	to	20.77	38,733	1.77%	6.85%	to	7.01%
2018	0.00%	to	0.15%	1,993	10.38	to	19.41	38,042	1.32%	1.96%	to	2.10%
2017	0.00%	to	0.15%	1,941	10.18	to	19.01	36,630	5.98%	1.80%	to	2.76%
2016	0.00%			1,236	18.50			22,876	1.41%	6.51%
PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)
2020	0.00%	to	0.15%	195,433	11.70	to	19.03	3,673,649	2.39%	9.95%	to	10.12%
2019	0.00%			176	17.28			3,045	2.46%	5.97%	to	6.12%
2018	0.00%	to	0.15%	176	10.04	to	16.28	2,860	6.39%	-4.29%	to	-4.24%
2017	0.00%	to	0.15%	148	10.49	to	17.00	2,512	2.14%	4.90%	to	8.63%
2016	0.00%			139	15.65			2,182	1.55%	4.06%
PIMCO VIT High Yield - Admin (PMVHYA)
2020	0.00%	to	0.15%	1,594,292	12.11	to	24.28	38,540,417	4.81%	5.59%	to	5.75%
2019	0.00%	to	0.15%	2,539	11.47	to	22.96	58,164	4.91%	14.55%	to	14.72%
2018	0.00%	to	0.15%	1,094	10.02	to	20.01	21,723	5.11%	-2.72%	to	-2.68%
2017	0.00%	to	0.15%	1,471	10.30	to	20.56	29,814	4.89%	3.00%	to	6.64%
2016	0.00%			1,680	19.28			32,404	5.17%	12.42%
PIMCO VIT Income - Admin (PMVID)
2020	0.00%	to	0.15%	10,236,912	12.10	to	13.24	135,261,739	4.63%	6.35%	to	6.51%
2019	0.00%	to	0.15%	9,959	11.37	to	12.43	123,539	3.52%	8.40%	to	8.57%
2018	0.00%	to	0.15%	7,532	10.49	to	11.45	86,105	3.20%	0.19%	to	0.44%
2017	0.00%	to	0.15%	7,015	10.47	to	11.40	79,925	2.59%	4.70%	to	8.06%
2016	0.00%			1,671	10.55			17,627	4.27%	5.50%
PIMCO VIT Low Duration - Admin (PMVLDA)
2020	0.00%	to	0.15%	2,148,775	10.78	to	15.32	32,501,778	1.19%	2.84%	to	2.99%
2019	0.00%	to	0.15%	2,038	10.48	to	14.87	30,195	2.78%	3.87%	to	4.03%
2018	0.00%	to	0.15%	2,618	10.09	to	14.30	37,294	1.94%	0.20%	to	0.35%
2017	0.00%	to	0.15%	2,119	10.07	to	14.25	30,147	1.34%	0.70%	to	1.35%
2016	0.00%			2,300	14.06			32,443	1.49%	1.37%
PIMCO VIT Long Term US Government - Admin (PMVLGA)
2020	0.00%	to	0.15%	619,199	13.70	to	27.65	15,928,825	1.68%	17.22%	to	17.39%
2019	0.00%	to	0.15%	594	11.68	to	23.55	13,462	2.06%	13.15%	to	13.32%
2018	0.00%	to	0.15%	553	10.33	to	20.78	11,116	2.40%	-2.46%	to	-2.40%
2017	0.00%	to	0.15%	296	10.59	to	21.29	6,246	2.17%	5.90%	to	8.96%
2016	0.00%			216	19.54			4,223	1.96%	0.67%
PIMCO VIT Real Return - Admin (PMVRRA)
2020	0.00%	to	1.30%	1,595,759	11.98	to	19.08	30,295,709	1.42%	10.27%	to	11.71%
2019	0.00%	to	0.15%	1,484	10.74	to	17.08	25,250	1.68%	7.04%	to	8.44%
2018	0.00%	to	1.30%	1,821	9.92	to	15.75	28,483	2.49%	-3.53%	to	-2.23%
2017	0.00%	to	1.30%	1,662	10.16	to	16.11	26,705	2.38%	1.60%	to	3.67%
2016	0.00%	to	1.30%	1,270	15.23	to	15.54	19,740	2.30%	3.82%	to	5.21%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)
2020	0.00%	to	0.15%	1,346,285	6.74	to	10.17	9,025,188	5.47%	1.20%	to	1.35%
2019	0.00%	to	0.15%	1,338	6.65	to	10.05	8,894	4.40%	11.26%	to	11.43%
2018	0.00%	to	0.15%	1,555	5.97	to	9.03	9,280	2.11%	-14.33%	to	-14.10%
2017	0.00%	to	0.15%	1,689	6.95	to	10.54	11,734	11.03%	2.21%	to	5.40%
2016			0.00%	1,594			6.80	10,845	1.13%			15.06%
PIMCO VIT Total Return - Admin (PMVTRA)
2020	0.00%	to	0.15%	6,833,972	11.97	to	21.73	146,965,340	2.11%	8.49%	to	8.65%
2019	0.00%	to	0.15%	6,493	11.03	to	20.00	129,029	3.01%	6.96%	to	8.36%
2018	0.00%	to	1.30%	6,549	10.20	to	18.46	120,038	2.55%	-1.87%	to	-0.54%
2017	0.00%	to	1.30%	6,206	10.27	to	18.56	115,098	2.02%	2.70%	to	4.92%
2016	0.00%	to	1.30%	5,635	16.04	to	17.69	99,907	2.08%	1.39%	to	2.67%
PIMCO VIT Global Core Bond (Hedged) Adm (PVGCBA)
2020	0.00%	to	0.15%	202,793	12.03	to	12.59	2,551,869	4.89%	7.94%	to	8.10%
2019	0.00%	to	0.15%	119	11.15	to	11.65	1,389	2.22%	7.72%	to	7.88%
2018	0.00%	to	0.15%	74	10.35	to	10.80	794	1.69%	0.88%	to	1.12%
2017	0.00%	to	0.15%	33	10.26	to	10.68	347	1.44%	2.60%	to	4.20%
2016			0.00%	25			10.25	258	1.63%			6.88%
PIMCO VIT Global Diversified Allocation - Admin (PVGDAA)
2020			0.00%	635			16.76	10,643	3.24%			4.15%
2019			0.00%	1			16.09	10	2.62%			21.71%
2018			0.00%	1			13.22	9	1.92%			-8.95%
2017			0.00%	1			14.52	11	2.97%			16.91%
2016			0.00%	1			12.42	9	1.00%			7.81%
PIMCO VIT Global Managed Allocation Adm (PVGMAA)
2020	0.00%	to	0.15%	166,207	13.88	to	16.15	2,664,809	7.71%	16.66%	to	16.83%
2019			0.00%	161			13.82	2,224	2.21%			17.06%
2018	0.00%	to	0.15%	156	10.18	to	11.81	1,843	1.85%	-5.57%	to	-5.44%
2017	0.00%	to	0.15%	87	10.78	to	12.49	1,092	2.15%	7.80%	to	14.06%
2016			0.00%	82			10.95	894	2.47%			4.09%
PIMCO VIT Short-Term - Admin (PVSTA)
2020	0.00%	to	1.30%	3,857,404	10.78	to	14.40	55,434,867	1.27%	0.92%	to	2.24%
2019	0.00%	to	0.15%	4,443	10.56	to	14.08	62,328	2.47%	1.47%	to	2.80%
2018	0.00%	to	1.30%	4,811	10.29	to	13.70	65,667	2.23%	0.17%	to	1.56%
2017	0.00%	to	1.30%	1,825	10.15	to	13.49	24,603	1.71%	1.14%	to	2.35%
2016	0.00%	to	1.30%	1,476	11.37	to	13.18	19,446	1.56%	0.98%	to	2.41%
ProFunds VP Asia 30 (PROA30)
2020	0.00%	to	0.15%	134,042	16.20	to	18.20	2,433,243	0.61%	35.34%	to	35.55%
2019			0.00%	124			13.43	1,661	0.26%			26.31%
2018	0.00%	to	0.15%	64	9.49	to	10.63	680	0.46%	-18.68%	to	-18.61%
2017	0.00%	to	0.15%	144	11.67	to	13.06	1,884	0.00%	16.70%	to	32.86%
2016			0.00%	65			9.83	647	1.10%			0.61%
ProFunds Access VP High Yield (PROAHY)
2020	0.00%	to	0.15%	91,751	11.32	to	18.55	1,650,070	2.62%	-0.21%	to	-0.06%
2019	0.00%	to	0.15%	75	11.34	to	18.56	1,389	4.88%	12.26%	to	12.43%
2018	0.00%	to	0.15%	26	10.10	to	16.51	430	2.59%	-0.79%	to	-0.60%
2017	0.00%	to	0.15%	49	10.18	to	16.61	800	2.32%	1.80%	to	4.79%
2016			0.00%	68			15.85	1,072	2.99%			9.01%
ProFunds VP Biotechnology (PROBIO)
2020	0.00%	to	0.15%	95,288	13.88	to	44.09	3,845,103	0.02%	15.20%	to	15.38%
2019	0.00%	to	0.15%	91	12.05	to	38.21	3,081	0.00%	16.28%	to	16.46%
2018	0.00%	to	0.15%	37	10.36	to	32.81	1,125	0.00%	-6.92%	to	-6.76%
2017	0.00%	to	0.15%	57	11.13	to	35.19	1,975	0.00%	11.30%	to	22.57%
2016			0.00%	33			28.71	948	0.00%			-15.48%
ProFunds VP Bull (PROBL)
2020	0.00%	to	0.15%	678,688	15.63	to	31.91	21,647,437	0.12%	15.86%	to	16.03%
2019	0.00%	to	0.15%	620	13.49	to	27.50	16,976	0.28%	28.69%	to	28.88%
2018	0.00%	to	0.15%	494	10.48	to	21.34	10,528	0.00%	-6.34%	to	-6.16%
2017	0.00%	to	0.15%	917	11.19	to	22.74	20,859	0.00%	11.90%	to	19.37%
2016			0.00%	639			19.05	12,166	0.00%			9.67%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFunds VP Basic Materials (PROBM)
2020	0.00%	to	0.15%	279,114	12.88	to	18.86	5,250,023	0.57%	16.31%	to	16.49%
2019			0.00%	48			16.19	769	0.20%	17.54%	to	17.72%
2018	0.00%	to	0.15%	39	9.42	to	13.75	537	0.35%	-17.80%	to	-17.66%
2017	0.00%	to	0.15%	140	11.46	to	16.70	2,332	0.49%	14.60%	to	22.97%
2016			0.00%	89			13.58	1,205	0.74%	18.50%
ProFunds VP Banks (PROBNK)
2020	0.00%	to	0.15%	55,721	11.06	to	21.94	1,207,206	1.27%	-15.34%	to	-15.21%
2019	0.00%	to	0.15%	108	13.06	to	25.87	2,736	0.66%	36.22%	to	36.43%
2018	0.00%	to	0.15%	53	9.59	to	18.96	962	0.38%	-18.03%	to	-17.92%
2017	0.00%	to	0.15%	152	11.70	to	23.10	3,473	0.30%	17.00%	to	17.92%
2016			0.00%	88			19.59	1,730	0.22%	23.21%
ProFunds VP Bear (PROBR)
2020	0.00%	to	0.15%	376,028	1.73	to	5.23	656,412	0.32%	-25.73%	to	-25.61%
2019	0.00%	to	0.15%	105	2.33	to	7.04	298	0.08%	-23.06%	to	-22.95%
2018	0.00%	to	0.15%	238	3.02	to	9.15	753	0.00%	3.86%	to	4.14%
2017	0.00%	to	0.15%	254	2.90	to	8.81	735	0.00%	-18.08%	to	-11.90%
2016			0.00%	168			3.54	593	0.00%	-13.02%
ProFunds VP Consumer Goods (PROCG)
2020	0.00%	to	0.15%	81,684	15.10	to	32.54	2,592,696	0.57%	30.85%	to	31.05%
2019	0.00%	to	0.15%	56	11.54	to	24.83	1,390	1.43%	26.37%	to	26.56%
2018	0.00%	to	0.15%	31	9.13	to	19.62	616	0.40%	-14.91%	to	-14.81%
2017	0.00%	to	0.15%	234	10.73	to	23.03	5,385	0.62%	7.30%	to	15.09%
2016			0.00%	60			20.01	1,199	1.28%	3.52%
ProFunds VP Consumer Services (PROCS)
2020	0.00%	to	0.15%	75,386	17.31	to	43.73	3,132,353	0.00%	28.15%	to	28.34%
2019	0.00%	to	0.15%	61	13.51	to	34.07	2,011	0.00%	24.45%	to	24.64%
2018	0.00%	to	0.15%	61	10.86	to	27.34	1,655	0.00%	0.46%	to	0.63%
2017	0.00%	to	0.15%	104	10.81	to	27.17	2,805	0.00%	8.10%	to	18.39%
2016			0.00%	59			22.95	1,364	0.00%	4.18%
ProFunds VP Europe 30 (PROE30)
2020			0.00%	49,364			13.29	656,173	2.02%	-9.23%
2019			0.00%	61			14.64	900	1.65%	17.61%	to	17.79%
2018	0.00%	to	0.15%	46	9.36	to	12.43	566	1.35%	-14.21%	to	-14.16%
2017	0.00%	to	0.15%	409	10.91	to	14.48	5,924	2.73%	9.10%	to	19.77%
2016			0.00%	70			12.09	845	2.86%	7.75%
ProFunds VP Emerging Markets (PROEM)
2020			0.00%	526,394			13.98	7,358,569	0.55%	26.72%
2019			0.00%	319			11.03	3,518	0.31%	24.05%	to	24.23%
2018	0.00%	to	0.15%	149	8.88	to	9.85	1,320	0.24%	-15.38%	to	-15.27%
2017	0.00%	to	0.15%	340	10.48	to	11.64	3,561	0.04%	16.40%	to	33.33%
2016			0.00%	125	7.86			986	0.36%	11.02%
ProFunds VP Financials (PROFIN)
2020	0.00%	to	0.15%	122,150	13.09	to	24.36	2,923,418	1.09%	-1.92%	to	-1.77%
2019	0.00%	to	0.15%	180	13.35	to	24.80	4,390	0.64%	30.07%	to	30.27%
2018	0.00%	to	0.15%	115	10.26	to	19.04	2,140	0.30%	-10.55%	to	-10.40%
2017	0.00%	to	0.15%	367	11.47	to	21.25	7,764	0.44%	14.70%	to	18.19%
2016			0.00%	283	17.98			5,081	0.49%	15.33%
ProFunds VP Falling US Dollar (PROFUD)
2020			0.00%	66,091	7.24			478,330	0.34%	4.80%
2019			0.00%	28	6.91			195	0.04%	-2.49%	to	-2.34%
2018	0.00%	to	0.15%	4	7.07	to	9.89	31	0.00%	-6.43%	to	-6.36%
2017	0.00%	to	0.15%	9	7.55	to	10.57	67	0.00%	5.70%	to	8.48%
2016			0.00%	7	6.96			50	0.00%	-5.82%
ProFunds VP Government Money Market (PROGMM)
2020	0.00%	to	0.15%	583,356	10.07	to	10.14	5,914,217	0.05%	-0.11%	to	0.04%
2019	0.00%	to	0.15%	1,008	10.08	to	10.13	10,211	0.88%	0.62%	to	0.77%
2018	0.00%	to	0.15%	3,957	10.02	to	10.06	39,792	0.38%	0.30%	to	0.40%
2017	0.00%	to	0.15%	3,770	9.99	to	10.02	37,752	0.02%	-0.10%	to	0.10%
2016	0.00%			3,186	10.01			31,900	0.02%	0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFunds VP U.S. Government Plus (PROGVP)
2020	0.00%			46,040	23.58			1,085,457	0.06%	20.69%
2019	0.00%			168	19.53			3,278	0.85%	18.04%	to	18.22%
2018	0.00%	to	0.15%	81	10.16	to	16.52	1,339	0.92%	-5.58%	to	-5.44%
2017	0.00%	to	0.15%	124	10.76	to	17.47	2,165	0.43%	7.60%	to	9.46%
2016	0.00%			179	15.96			2,858	0.00%	-0.31%
ProFunds VP Health Care (PROHC)
2020	0.00%	to	0.15%	103,473	15.56	to	39.77	4,109,772	0.00%	14.27%	to	14.44%
2019	0.00%	to	0.15%	140	13.62	to	34.75	4,814	0.00%	19.19%	to	19.37%
2018	0.00%	to	0.15%	151	11.43	to	29.11	4,361	0.00%	4.29%	to	4.41%
2017	0.00%	to	0.15%	110	10.96	to	27.88	3,056	0.00%	9.60%	to	20.95%
2016	0.00%			62	23.05			1,438	0.00%	-4.08%
ProFunds VP Industrials (PROIND)
2020	0.00%	to	0.15%	134,177	15.19	to	33.05	4,157,196	0.17%	16.59%	to	16.76%
2019	0.00%	to	0.15%	133	13.03	to	28.31	3,708	0.00%	30.30%	to	30.49%
2018	0.00%	to	0.15%	46	10.00	to	21.69	958	0.07%	-12.89%	to	-12.79%
2017	0.00%	to	0.15%	403	11.48	to	24.87	9,966	0.20%	14.80%	to	22.39%
2016	0.00%			375	20.32			7,613	0.22%	17.59%
ProFunds VP International (PROINT)
2020	0.00%			11,431	14.78			168,945	0.31%	4.90%
2019	0.00%			14	14.09			199	0.20%	19.09%	to	19.27%
2018	0.00%	to	0.15%	16	9.31	to	11.81	187	0.00%	-15.90%	to	-15.76%
2017	0.00%	to	0.15%	73	11.07	to	14.02	1,019	0.00%	10.70%	to	21.81%
2016	0.00%			18	11.51			208	0.00%	-0.95%
ProFunds VP Japan (PROJP)
2020	0.00%			192,694	21.57			4,157,241	0.08%	15.93%
2019	0.00%			77	18.61			1,430	0.10%	19.82%	to	20.00%
2018	0.00%	to	0.15%	80	10.33	to	15.51	1,236	0.00%	-11.71%	to	-11.62%
2017	0.00%	to	0.15%	149	11.70	to	17.55	2,606	0.00%	17.00%	to	18.42%
2016	0.00%			153	14.82			2,265	0.00%	0.41%
ProFunds VP Large-Cap Growth (PROLCG)
2020	0.00%	to	0.15%	152,630	18.68	to	42.01	6,401,423	0.00%	30.73%	to	30.93%
2019	0.00%	to	0.15%	178	14.29	to	32.09	5,717	0.00%	28.70%	to	28.89%
2018	0.00%	to	0.15%	269	11.10	to	24.89	6,692	0.00%	-2.03%	to	-1.89%
2017	0.00%	to	0.15%	295	11.33	to	25.37	7,484	0.00%	13.30%	to	25.28%
2016	0.00%			205	20.25			4,160	0.04%	5.03%
ProFunds VP Large-Cap Value (PROLCV)
2020	0.00%			42,947	24.61			1,057,078	0.24%	-0.06%
2019	0.00%			251	24.63			6,192	0.30%	29.77%
2018	0.00%	to	0.15%	118	9.86	to	18.98	2,241	1.00%	-10.77%	to	-10.60%
2017	0.00%	to	0.15%	60	11.05	to	21.23	1,267	0.52%	10.50%	to	13.41%
2016	0.00%			188	18.72			3,525	0.00%	15.41%
ProFunds VP Mid-Cap (PROMC)
2020	0.00%	to	0.15%	80,827	12.90	to	26.09	2,104,716	0.47%	10.59%	to	10.76%
2019	0.00%	to	0.15%	90	11.67	to	23.55	2,118	0.08%	23.34%	to	23.53%
2018	0.00%	to	0.15%	646	9.46	to	19.07	12,308	0.00%	-12.97%	to	-12.84%
2017	0.00%	to	0.15%	1,258	10.87	to	21.88	27,535	0.00%	8.70%	to	13.43%
2016	0.00%			1,503	19.29			28,998	0.00%	18.20%
ProFunds VP Mid-Cap Growth (PROMCG)
2020	0.00%			105,349	31.17			3,284,064	0.00%	20.90%
2019	0.00%			14	25.78			358	0.00%	24.06%	to	24.24%
2018	0.00%	to	0.15%	16	9.73	to	20.75	340	0.00%	-12.10%	to	-12.00%
2017	0.00%	to	0.15%	42	11.07	to	23.58	999	0.00%	10.70%	to	18.31%
2016	0.00%			26	19.93			510	0.00%	12.85%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFunds VP Mid-Cap Value (PROMCV)
2020	0.00%	to	0.15%	33,113	11.84	to	24.11	734,332	0.49%	2.14%	to	2.30%
2019	0.00%	to	0.15%	61	11.59	to	23.57	1,311	0.10%	23.90%	to	24.08%
2018	0.00%	to	0.15%	37	9.35	to	18.99	711	0.11%	-13.43%	to	-13.33%
2017	0.00%	to	0.15%	26	10.80	to	21.91	579	0.18%	8.00%	to	10.60%
2016	0.00%			257	19.81			5,082	0.11%	24.36%
ProFunds VP NASDAQ-100 (PRON)
2020	0.00%	to	0.15%	926,682	21.94	to	58.84	52,593,108	0.00%	45.35%	to	45.57%
2019	0.00%	to	0.15%	912	15.10	to	40.42	35,599	0.00%	36.50%	to	36.70%
2018	0.00%	to	0.15%	355	11.06	to	29.57	10,013	0.00%	-2.04%	to	-1.86%
2017	0.00%	to	0.15%	436	11.29	to	30.13	12,884	0.00%	12.90%	to	30.38%
2016	0.00%			527	23.11			12,174	0.00%	5.24%
ProFunds VP Internet (PRONET)
2020	0.00%	to	0.15%	167,260	21.73	to	57.41	8,785,585	0.00%	50.60%	to	50.82%
2019	0.00%	to	0.15%	118	14.43	to	38.07	4,174	0.00%	17.86%	to	18.03%
2018	0.00%	to	0.15%	125	12.25	to	32.25	3,833	0.00%	4.79%	to	4.95%
2017	0.00%	to	0.15%	82	11.69	to	30.73	2,491	0.00%	16.90%	to	36.03%
2016	0.00%			57	22.59			1,279	0.00%	5.51%
ProFunds VP Oil & Gas (PROOG)
2020	0.00%	to	0.15%	327,239	6.10	to	6.86	2,176,290	1.25%	-34.56%	to	-34.46%
2019	0.00%	to	0.15%	433	9.32	to	10.47	4,460	0.94%	8.35%	to	8.52%
2018	0.00%	to	0.15%	124	8.60	to	9.65	1,163	2.45%	-20.37%	to	-20.18%
2017	0.00%	to	0.15%	168	10.80	to	12.09	2,025	0.75%	-3.20%	to	8.00%
2016	0.00%			372	12.49			4,651	1.37%	24.16%
ProFunds VP Pharmaceuticals (PROPHR)
2020	0.00%	to	0.15%	73,084	12.42	to	27.98	1,940,182	0.06%	12.34%	to	12.51%
2019	0.00%	to	0.15%	69	11.06	to	24.86	1,644	0.65%	13.87%	to	14.04%
2018	0.00%	to	0.15%	28	9.71	to	21.80	601	0.67%	-6.36%	to	-6.20%
2017	0.00%	to	0.15%	32	10.37	to	23.24	747	1.56%	3.70%	to	10.35%
2016	0.00%			23	21.06			487	0.90%	-3.75%
ProFunds VP Precious Metals (PROPM)
2020	0.00%	to	0.15%	528,444	6.98	to	16.04	3,720,373	0.29%	23.92%	to	24.10%
2019	0.00%	to	0.15%	399	5.62	to	12.94	2,296	0.03%	45.76%	to	45.98%
2018	0.00%	to	0.15%	320	3.85	to	8.88	1,233	0.00%	-13.62%	to	-13.48%
2017	0.00%	to	0.15%	204	4.45	to	10.28	908	0.00%	2.80%	to	5.20%
2016	0.00%			219	4.23			926	0.00%	56.09%
ProFunds VP Real Estate (PRORE)
2020	0.00%	to	0.15%	44,803	11.59	to	21.23	949,342	1.70%	-6.43%	to	-6.29%
2019	0.00%	to	0.15%	156	12.39	to	22.65	3,522	1.39%	26.57%	to	26.76%
2018	0.00%	to	0.15%	57	9.79	to	17.87	1,019	2.62%	-5.77%	to	-5.70%
2017	0.00%	to	0.15%	34	10.39	to	18.95	636	1.02%	3.90%	to	8.04%
2016	0.00%			27	17.54			475	1.56%	5.73%
ProFunds VP Rising Rates Opportunity (PRORRO)
2020	0.00%	to	0.15%	260,007	2.18	to	5.70	570,770	1.16%	-26.81%	to	-26.70%
2019	0.00%			314	2.97			933	0.20%	-17.54%	to	-17.42%
2018	0.00%	to	0.15%	717	3.60	to	9.44	2,628	0.00%	3.96%	to	4.35%
2017	0.00%	to	0.15%	181	3.45	to	9.08	625	0.00%	-11.99%	to	-9.20%
2016	0.00%			404	3.92			1,584	0.00%	-5.08%
ProFunds VP Small Cap (PROSC)
2020	0.00%			443,936	26.15			11,610,697	0.06%	17.06%
2019	0.00%			403	22.34			8,997	0.00%	23.42%	to	23.60%
2018	0.00%	to	0.15%	312	9.43	to	18.08	5,631	0.00%	-13.09%	to	-12.87%
2017	0.00%	to	0.15%	340	10.85	to	20.75	7,062	0.00%	8.50%	to	12.41%
2016	0.00%			502	18.46			9,268	0.00%	19.71%
ProFunds VP Small-Cap Growth (PROSCG)
2020	0.00%	to	0.15%	84,349	14.26	to	33.20	2,770,897	0.00%	17.21%	to	17.39%
2019	0.00%	to	0.15%	44	12.17	to	28.28	1,224	0.00%	18.94%	to	19.12%
2018	0.00%	to	0.15%	116	10.23	to	23.74	2,702	0.00%	-5.89%	to	-5.76%
2017	0.00%	to	0.15%	83	10.87	to	25.19	2,078	0.00%	8.70%	to	12.96%
2016	0.00%			154	22.30			3,425	0.00%	20.22%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFunds VP Semiconductor (PROSCN)
2020	0.00%			82,970	57.24			4,749,279	0.41%	44.85%
2019	0.00%	to	0.15%	59	16.89	to	39.52	2,286	0.15%	49.55%	to	49.77%
2018	0.00%	to	0.15%	43	11.29	to	26.38	1,087	0.00%	-10.40%	to	-10.24%
2017	0.00%	to	0.15%	56	12.60	to	29.39	1,616	0.16%	26.00%	to	35.56%
2016	0.00%			47	21.68			1,009	0.16%	27.68%
ProFunds VP Small-Cap Value (PROSCV)
2020	0.00%			142,021	23.42			3,325,617	0.03%	1.06%
2019	0.00%	to	0.15%	146	11.51	to	23.17	3,379	0.00%	22.38%	to	22.56%
2018	0.00%	to	0.15%	131	9.40	to	18.90	2,472	0.00%	-14.39%	to	-14.25%
2017	0.00%	to	0.15%	138	10.98	to	22.04	3,039	0.02%	9.71%	to	9.80%
2016	0.00%			565	20.09			11,339	0.00%	28.78%
ProFunds VP Short Emerging Markets (PROSEM)
2020	0.00%	to	0.15%	7,514	3.63	to	5.06	27,746	0.04%	-31.86%	to	-31.76%
2019	0.00%	to	0.15%	38	5.32	to	7.42	217	0.74%	-21.11%	to	-20.99%
2018	0.00%	to	0.15%	134	6.73	to	9.41	919	0.00%	12.43%	to	12.54%
2017	0.00%	to	0.15%	27	5.98	to	8.37	162	0.00%	-27.78%	to	-16.30%
2016	0.00%			37	8.28			307	0.00%	-16.28%
ProFunds VP Short International (PROSIN)
2020	0.00%	to	0.15%	50,819	3.67	to	6.97	190,946	0.14%	-17.07%	to	-16.94%
2019	0.00%	to	0.15%	21	4.42	to	8.40	112	0.41%	-17.54%	to	-17.42%
2018	0.00%	to	0.15%	257	5.35	to	10.19	1,401	0.00%	15.27%	to	15.30%
2017	0.00%	to	0.15%	12	4.64	to	8.84	56	0.00%	-20.55%	to	-11.60%
2016	0.00%			2	5.84			13	0.00%	-5.96%
ProFunds VP Short Mid-Cap (PROSMC)
2020	0.00%	to	0.15%	4,704	1.88	to	5.75	14,951	0.62%	-26.76%	to	-26.65%
2019	0.00%	to	0.15%	19	2.56	to	7.85	103	0.07%	-21.29%	to	-21.17%
2018	0.00%	to	0.15%	62	3.24	to	9.97	237	0.00%	10.78%	to	10.96%
2017	0.00%	to	0.15%	13	2.92	to	9.00	38	0.00%	-14.87%	to	-10.00%
2016	0.00%			1	3.43			2	0.00%	-20.23%
ProFunds VP Short NASDAQ-100 (PROSN)
2020	0.00%	to	0.15%	441,196	0.83	to	3.46	376,430	0.04%	-42.86%	to	-42.77%
2019	0.00%	to	0.15%	136	1.46	to	6.05	297	0.01%	-28.16%	to	-28.06%
2018	0.00%	to	0.15%	133	2.02	to	8.43	270	0.00%	-2.99%	to	-2.88%
2017	0.00%	to	0.15%	32	2.08	to	8.69	67	0.00%	-25.45%	to	-13.10%
2016	0.00%			54	2.79			150	0.00%	-10.00%
ProFunds VP Short Small-Cap (PROSSC)
2020	0.00%	to	0.15%	210,644	1.54	to	5.33	330,836	0.52%	-32.07%	to	-31.96%
2019	0.00%	to	0.15%	137	2.26	to	7.85	391	0.10%	-20.90%	to	-20.78%
2018	0.00%	to	0.15%	40	2.86	to	9.93	114	0.00%	10.21%	to	10.42%
2017	0.00%	to	0.15%	27	2.59	to	9.01	70	0.00%	-14.24%	to	-9.90%
2016	0.00%			39	3.02			118	0.00%	-21.56%
ProFunds VP Technology (PROTEC)
2020	0.00%	to	0.15%	123,317	23.81	to	55.06	6,433,663	0.00%	44.59%	to	44.80%
2019	0.00%	to	0.15%	118	16.47	to	38.02	4,364	0.00%	44.97%	to	45.18%
2018	0.00%	to	0.15%	107	11.36	to	26.19	2,798	0.00%	-2.41%	to	-2.28%
2017	0.00%	to	0.15%	109	11.64	to	26.80	2,933	0.04%	16.40%	to	35.15%
2016	0.00%			73	19.83			1,448	0.00%	12.35%
ProFunds VP Telecommunications (PROTEL)
2020	0.00%			39,023	17.14			668,710	1.84%	3.15%
2019	0.00%			31	16.61			518	2.44%	14.60%	to	14.77%
2018	0.00%	to	0.15%	22	8.93	to	14.48	313	5.62%	-15.28%	to	-15.07%
2017	0.00%	to	0.15%	41	10.54	to	17.05	702	4.36%	-2.12%	to	5.40%
2016	0.00%			45	17.42			791	1.25%	21.65%
ProFunds VP UltraBull (PROUB)
2020	0.00%	to	0.15%	50,219	20.10	to	73.02	3,637,723	0.72%	19.65%	to	19.83%
2019	0.00%	to	0.15%	54	16.80	to	60.94	3,269	0.30%	59.93%	to	60.17%
2018	0.00%	to	0.15%	61	10.51	to	38.05	2,333	0.00%	-15.58%	to	-15.50%
2017	0.00%	to	0.15%	70	12.45	to	45.03	2,984	0.00%	24.50%	to	41.03%
2016	0.00%			82	31.93			2,611	0.00%	18.61%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFunds VP UltraMid-Cap (PROUMC)
2020	0.00%			22,576	48.80			1,101,686	0.23%	5.22%
2019	0.00%			33	46.38			1,508	0.00%	47.57%	to	47.79%
2018	0.00%	to	0.15%	48	8.66	to	31.38	1,507	0.00%	-26.86%	to	-26.77%
2017	0.00%	to	0.15%	48	11.84	to	42.85	2,045	0.00%	18.40%	to	28.83%
2016	0.00%			63	33.26			2,081	0.00%	37.95%
ProFunds VP UltraNASDAQ-100 (PROUN)
2020	0.00%	to	0.15%	111,324	38.10	to	239.05	21,349,877	0.00%	86.02%	to	86.30%
2019	0.00%	to	0.15%	110	20.48	to	128.31	13,352	0.00%	79.40%	to	79.66%
2018	0.00%	to	0.15%	70	11.42	to	71.42	3,018	0.00%	-9.72%	to	-9.63%
2017	0.00%	to	0.15%	480	12.65	to	79.03	36,437	0.00%	26.50%	to	68.33%
2016	0.00%			311	46.95			14,597	0.00%	8.63%
ProFunds VP UltraSmall-Cap (PROUSC)
2020	0.00%	to	0.15%	58,491	14.62	to	44.96	2,626,321	0.12%	16.21%	to	16.39%
2019	0.00%	to	0.15%	33	12.58	to	38.63	1,270	0.00%	47.11%	to	47.33%
2018	0.00%	to	0.15%	38	8.55	to	26.22	997	0.00%	-27.11%	to	-26.94%
2017	0.00%	to	0.15%	196	11.73	to	35.89	7,020	0.00%	17.30%	to	25.18%
2016	0.00%			59	28.67			1,698	0.00%	39.58%
ProFunds VP UltraShort NASDAQ-100 (PROUSN)
2020	0.00%	to	0.15%	1,221,710	0.06	to	0.93	107,352	0.38%	-71.50%	to	-71.46%
2019	0.00%	to	0.15%	462	0.22	to	3.26	881	0.08%	-50.58%	to	-50.50%
2018	0.00%	to	0.15%	483	0.44	to	6.59	254	0.00%	-11.78%	to	-10.20%
2017	0.00%	to	0.15%	197	0.49	to	7.47	97	0.00%	-45.56%	to	-25.30%
2016	0.00%			550	0.90			492	0.00%	-19.64%
ProFunds VP Utilities (PROUTL)
2020	0.00%	to	0.15%	115,962	12.82	to	26.14	2,976,453	1.20%	-2.55%	to	-2.40%
2019	0.00%	to	0.15%	208	13.15	to	26.78	5,518	1.23%	22.69%	to	22.88%
2018	0.00%	to	0.15%	154	10.72	to	21.79	3,335	1.82%	2.78%	to	2.88%
2017	0.00%	to	0.15%	108	10.43	to	21.18	2,295	1.90%	4.30%	to	10.60%
2016	0.00%			121	19.15			2,325	1.72%	15.08%
Putnam VT Mortgage Securities Cl IB (PVAGIB)
2020	0.00%	to	0.15%	125,069	11.07	to	12.48	1,555,933	11.32%	-1.71%	to	-1.56%
2019	0.00%	to	0.15%	351	11.27	to	12.68	4,423	1.71%	13.03%	to	13.20%
2018	0.00%	to	0.15%	181	9.97	to	11.20	2,012	2.76%	-0.99%	to	-0.88%
2017	0.00%	to	0.15%	190	10.07	to	11.30	2,142	1.90%	0.70%	to	1.99%
2016	0.00%			101	11.08			1,114	1.72%	0.18%
Putnam VT Multi Asset Absolute Return Cl B (PVAR5B)
2020	0.00%	to	0.15%	290,575	9.38	to	10.50	2,972,154	0.00%	-7.52%	to	-7.38%
2019	0.00%	to	0.15%	223	10.14	to	11.34	2,514	0.00%	5.75%	to	5.91%
2018	0.00%	to	0.15%	226	9.59	to	10.71	2,414	0.32%	-7.97%	to	-7.83%
2017	0.00%	to	0.15%	157	10.42	to	11.62	1,823	0.00%	4.20%	to	7.00%
2016	0.00%			125	10.86			1,357	5.33%	0.74%
Putnam VT Diversified Income Cl IB (PVDIB)
2020	0.00%	to	0.15%	372,571	11.28	to	14.12	5,232,039	6.63%	-1.05%	to	-0.90%
2019	0.00%	to	0.15%	642	11.40	to	14.25	9,110	2.94%	11.06%	to	11.23%
2018	0.00%	to	0.15%	456	10.26	to	12.81	5,802	5.18%	-1.16%	to	-0.93%
2017	0.00%	to	0.15%	394	10.38	to	12.93	5,100	5.85%	3.80%	to	7.13%
2016	0.00%			197	12.07			2,381	7.37%	5.41%
Putnam VT Equity Income Cl IB (PVEIB)
2020	0.00%	to	0.15%	462,479	14.27	to	31.52	14,178,697	1.56%	5.64%	to	5.80%
2019	0.00%	to	0.15%	419	13.51	to	29.79	12,430	1.95%	30.21%	to	30.40%
2018	0.00%	to	0.15%	413	10.37	to	22.85	9,411	0.69%	-8.63%	to	-8.49%
2017	0.00%	to	0.15%	429	11.35	to	24.97	10,694	1.52%	13.50%	to	18.79%
2016	0.00%			248	21.02			5,205	2.22%	13.62%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Putnam VT High Yield Cl IB (PVHYB)
2020	0.00%			686,005	17.69			12,138,287	1.24%	5.21%
2019	0.00%			599	16.82			10,080	4.69%	14.22%	to	14.40%
2018	0.00%	to	0.15%	131	9.92	to	14.70	1,920	4.96%	-4.25%	to	-4.11%
2017	0.00%	to	0.15%	322	10.36	to	15.33	4,917	1.98%	3.60%	to	6.98%
2016	0.00%			1,230	14.33			17,621	11.91%	15.56%
Putnam VT Income Cl IB (PVIB)
2020	0.00%	to	0.15%	858,112	12.11	to	15.92	13,630,353	3.92%	5.57%	to	5.73%
2019	0.00%	to	0.15%	1,150	11.47	to	15.06	17,298	2.44%	11.73%	to	11.89%
2018	0.00%	to	0.15%	628	10.27	to	13.46	8,436	2.62%	0.10%	to	0.22%
2017	0.00%	to	0.15%	910	10.26	to	13.43	12,210	4.37%	2.60%	to	5.58%
2016	0.00%			604	12.72			7,683	4.17%	2.00%
Putnam VT International Value Class IB (PVIGIB)
2020	0.00%	to	0.15%	32,505	13.61	to	13.62	442,755	0.00%	36.08%	to	36.22%	****
Putnam VT Sustainable Leaders Class IB (PVNOB)
2020	0.00%	to	0.15%	76,831	14.03	to	14.04	1,078,872	0.00%	40.30%	to	40.44%	****
Redwood Managed Volatility Class I (RWMVI)
2020	0.00%	to	0.15%	914,107	12.25	to	13.58	12,413,640	4.75%	10.63%	to	10.80%
2019	0.00%			1,138	12.26			13,949	2.55%	9.22%
2018	0.00%	to	0.15%	562	10.15	to	11.22	6,302	7.80%	-2.59%	to	-2.43%
2017	0.00%	to	0.15%	988	10.42	to	11.50	11,361	6.42%	4.20%	to	7.98%
2016	0.00%			1,168	10.65			12,441	1.09%	12.58%
Redwood Managed Volatility Class N (RWMVN)
2020	0.00%	to	0.15%	238,971	12.03	to	13.03	3,090,025	3.40%	10.10%	to	10.26%
2019	0.00%	to	0.15%	382	10.92	to	11.82	4,506	0.85%	8.55%	to	8.72%
2018	0.00%	to	0.15%	839	10.06	to	10.87	9,121	11.61%	-3.08%	to	-2.86%
2017	0.00%	to	0.15%	874	10.38	to	11.19	9,779	6.78%	3.80%	to	7.49%
2016	0.00%			599	10.41			6,234	1.04%	12.06%
Royce Micro-Cap (ROCMC)
2020	0.00%	to	1.30%	184,680	14.11	to	36.12	5,174,935	0.00%	22.19%	to	23.79%
2019	0.00%	to	1.30%	206	11.41	to	29.56	4,673	0.00%	18.01%	to	19.55%
2018	0.00%	to	1.30%	153	9.56	to	25.05	2,872	0.00%	-10.22%	to	-9.05%
2017	0.00%	to	1.30%	128	10.53	to	27.90	2,738	0.60%	3.83%	to	5.30%
2016	0.00%	to	1.30%	222	20.81	to	26.87	4,631	1.34%	18.16%	to	19.67%
Royce Small-Cap (ROCSC)
2020	0.00%	to	1.30%	320,271	10.83	to	34.96	8,144,801	1.05%	-8.35%	to	-7.15%
2019	0.00%	to	1.30%	306	11.68	to	38.14	8,403	0.67%	17.13%	to	18.67%
2018	0.00%	to	1.30%	322	9.86	to	32.56	7,498	0.79%	-9.53%	to	-8.35%
2017	0.00%	to	1.30%	371	10.77	to	35.99	9,553	1.01%	4.02%	to	7.70%
2016	0.00%	to	1.30%	387	24.42	to	34.60	9,464	2.06%	19.39%	to	20.95%
RIF Global Real Estate Securities (RLVGRE)
2020	0.00%			23,654	16.41			388,102	1.52%	-5.18%
2019	0.00%			24	17.30			423	4.64%	21.64%
2018	0.00%			30	14.22			422	4.49%	-5.77%
2017	0.00%			44	15.09			659	3.23%	11.86%
2016	0.00%			67	13.49			899	4.01%	2.98%
RIF International Developed Markets (RLVIDM)
2020	0.00%			8,584	14.96			128,434	1.24%	5.08%
2019	0.00%			9	14.24			124	2.67%	19.72%
2018	0.00%			9	11.89			105	1.71%	-14.89%
2017	0.00%			9	13.97			125	2.56%	24.96%
2016	0.00%			11	11.18			123	3.07%	2.38%
RIF Balanced Strategy (RLVLBS)
2020	0.00%			34,294	16.93			580,742	1.16%	7.65%
2019	0.00%			34	15.73			543	1.58%	16.45%
2018	0.00%			35	13.51			467	5.23%	-6.76%
2017	0.00%			52	14.49			755	2.36%	11.98%
2016	0.00%			62	12.94			799	3.31%	9.01%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
RIF Equity Growth Strategy (RLVLEG)
2020	0.00%			15,834	18.16			287,553	2.05%	8.26%
2019	0.00%			16	16.78			267	0.24%	20.09%
2018	0.00%			16	13.97			225	4.99%	-9.46%
2017	0.00%			16	15.43			250	3.30%	17.61%
2016	0.00%			17	13.12			225	2.93%	10.81%
RIF Moderate Strategy (RLVLMS)
2020	0.00%			19,364	15.67			303,382	2.16%	6.40%
2019	0.00%			25	14.72			362	1.22%	12.54%
2018	0.00%			25	13.08			323	4.40%	-4.94%
2017	0.00%			26	13.76			356	2.22%	9.90%
2016	0.00%			26	12.52			325	3.79%	7.75%
RIF Strategic Bond (RLVSB)
2020	0.00%			18,236	14.46			263,658	1.82%	8.43%
2019	0.00%			20	13.33			262	2.76%	9.19%
2018	0.00%			20	12.21			240	2.09%	-0.81%
2017	0.00%			22	12.31			276	1.33%	3.88%
2016	0.00%			29	11.85			348	1.59%	3.04%
RIF US Small Cap Equity (RLVUSC)
2020	0.00%			1,253	22.19			27,810	0.06%	12.70%
2019	0.00%			1	19.69			25	0.57%	23.07%
2018	0.00%			1	16.00			20	0.00%	-11.99%
2017	0.00%			1	18.18			23	0.00%	15.50%
2016	0.00%			1	15.74			24	0.84%	18.61%
RIF US Strategic Equity (RLVUSE)
2020	0.00%			7,133	30.68			218,843	0.45%	23.84%
2019	0.00%			7	24.77			177	1.08%	30.26%
2018	0.00%			7	19.02			137	1.13%	-9.64%
2017	0.00%			10	21.05			210	1.01%	20.84%
2016	0.00%			12	17.42			210	1.03%	10.60%
T. Rowe Price Blue Chip Growth II (TRBCG2)
2020	0.00%	to	0.15%	1,958,205	20.70	to	54.99	101,707,968	0.00%	33.72%	to	33.92%
2019	0.00%	to	0.15%	2,030	15.48	to	41.06	80,081	0.00%	29.38%	to	29.58%
2018	0.00%	to	0.15%	1,836	11.96	to	31.69	56,065	0.00%	1.44%	to	1.64%
2017	0.00%	to	0.15%	1,723	11.79	to	31.18	53,561	0.00%	17.90%	to	35.86%
2016	0.00%			1,451	22.95			33,303	0.00%	0.53%
T. Rowe Price Equity Income II (TREI2)
2020	0.00%	to	0.15%	695,356	12.77	to	24.63	17,009,210	2.09%	0.81%	to	0.96%
2019	0.00%	to	0.15%	775	12.67	to	24.39	18,913	2.11%	25.85%	to	26.04%
2018	0.00%	to	0.15%	694	10.07	to	19.35	13,417	1.79%	-9.77%	to	-9.71%
2017	0.00%	to	0.15%	691	11.16	to	21.43	14,794	1.50%	11.60%	to	15.71%
2016	0.00%			820	18.52			15,197	2.13%	18.87%
T. Rowe Price Health Sciences II (TRHS2)
2020	0.00%	to	0.15%	485,895	18.57	to	83.05	35,726,370	0.00%	29.07%	to	29.27%
2019	0.00%	to	0.15%	461	14.39	to	64.25	26,632	0.00%	28.44%	to	28.63%
2018	0.00%	to	0.15%	422	11.20	to	49.95	20,097	0.00%	0.72%	to	0.87%
2017	0.00%	to	0.15%	387	11.12	to	49.52	18,197	0.00%	11.20%	to	27.30%
2016	0.00%			388	38.90			15,094	0.00%	-10.72%
T. Rowe Price Limited-Term Bond II (TRLT2)
2020	0.00%	to	0.15%	1,117,482	10.94	to	13.46	14,934,576	1.69%	4.30%	to	4.46%
2019	0.00%	to	0.15%	1,225	10.49	to	12.89	15,733	2.14%	3.94%	to	4.10%
2018	0.00%	to	0.15%	1,172	10.09	to	12.38	14,423	1.80%	0.80%	to	0.90%
2017	0.00%	to	0.15%	564	10.01	to	12.27	6,911	1.22%	0.10%	to	0.82%
2016	0.00%			767	12.17			9,338	1.11%	1.16%
Third Avenue FFI Strategies Portfolio (TAVV)
2020	0.00%			40,153	15.76			632,850	1.86%	-2.39%
2019	0.00%			105	16.15			1,701	0.29%	11.01%	to	12.46%
2018	0.00%	to	1.30%	120	8.52	to	18.43	1,724	1.84%	-21.37%	to	-20.31%
2017	0.00%	to	1.30%	129	10.71	to	23.44	2,325	0.60%	7.10%	to	13.55%
2016	0.00%	to	1.30%	280	15.87	to	20.91	4,445	0.92%	10.81%	to	12.23%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Timothy Plan Conservative Growth VS (TPVCGP)
2020	0.00%			129,148	16.40			2,117,404	0.92%	8.24%
2019	0.00%			93	15.15			1,408	0.82%	15.68%
2018	0.00%	to	0.15%	68	9.64	to	13.09	893	1.26%	-8.97%	to	-8.78%
2017	0.00%	to	0.15%	86	10.59	to	14.35	1,235	0.00%	5.90%	to	9.29%
2016	0.00%			173	13.13			2,265	0.71%	5.89%
Timothy Plan Strategic Growth VS (TPVSGP)
2020	0.00%	to	0.15%	72,399	12.39	to	17.75	1,272,696	0.51%	9.01%	to	9.18%
2019	0.00%			79	16.25			1,277	0.72%	19.78%
2018	0.00%	to	0.15%	88	9.50	to	13.57	1,198	0.93%	-12.04%	to	-11.88%
2017	0.00%	to	0.15%	145	10.80	to	15.40	2,230	0.38%	8.00%	to	12.08%
2016	0.00%			174	13.74			2,387	0.38%	5.53%
VanEck VIP Global Gold Class S (VVGGS)
2020	0.00%	to	0.15%	737,199	14.60	to	17.38	10,808,449	3.05%	38.42%	to	38.62%
2019	0.00%	to	0.15%	564	10.54	to	12.56	5,951	0.00%	38.54%	to	38.75%
2018	0.00%	to	0.15%	426	7.59	to	9.07	3,241	3.70%	-16.64%	to	-16.59%
2017	0.00%	to	0.15%	425	9.10	to	10.88	3,870	5.15%	8.80%	to	12.76%
2016	0.00%			466	8.07			3,769	0.17%	48.07%
VanEck Emerging Markets Bond (VWBF)
2020	0.00%	to	0.15%	113,237	12.13	to	16.83	1,899,193	7.26%	8.76%	to	8.92%
2019	0.00%	to	0.15%	123	11.15	to	15.45	1,899	0.30%	11.16%	to	12.62%
2018	0.00%	to	1.30%	79	9.92	to	15.95	1,080	7.24%	-7.32%	to	-6.16%
2017	0.00%	to	1.30%	97	10.58	to	17.21	1,414	1.37%	5.80%	to	12.29%
2016	0.00%	to	1.30%	63	13.02	to	15.54	827	0.00%	5.07%	to	6.37%
VanEck VIP Emerging Markets (VWEM)
2020	0.00%	to	1.30%	1,023,157	14.73	to	38.95	37,812,545	2.18%	15.73%	to	17.25%
2019	0.00%	to	1.30%	988	12.59	to	33.22	32,014	0.47%	28.91%	to	30.60%
2018	0.00%	to	1.30%	913	9.65	to	25.44	22,769	0.28%	-24.47%	to	-23.47%
2017	0.00%	to	1.30%	990	12.63	to	33.24	32,370	0.33%	26.30%	to	51.02%
2016	0.00%	to	1.30%	688	19.96	to	22.01	15,148	0.43%	-1.14%	to	0.09%
VanEck VIP Global Hard Assets Initial Cl (VWHA)
2020	0.00%	to	1.30%	308,622	10.28	to	23.62	6,064,115	0.71%	17.57%	to	19.11%
2019	0.00%	to	1.30%	176	8.64	to	20.09	2,980	0.00%	10.42%	to	11.87%
2018	0.00%	to	1.30%	160	7.74	to	18.19	2,431	0.00%	-29.22%	to	-28.27%
2017	0.00%	to	1.30%	185	10.81	to	25.70	3,918	0.00%	-2.95%	to	8.10%
2016	0.00%	to	1.30%	263	21.56	to	26.48	5,661	0.31%	41.83%	to	43.73%
Vanguard VIF Balanced (VVB)
2020	0.00%	to	0.50%	8,292,826	14.15	to	27.47	161,582,358	2.43%	10.13%	to	10.68%
2019	0.00%	to	0.50%	7,792	12.85	to	24.82	137,887	2.53%	21.87%	to	22.48%
2018	0.00%	to	0.50%	6,483	10.54	to	20.27	94,417	2.25%	-3.92%	to	-3.38%
2017	0.00%	to	0.50%	5,617	10.97	to	20.98	86,269	2.09%	9.70%	to	14.71%
2016	0.00%	to	0.35%	3,633	12.10	to	18.29	51,454	2.28%	10.60%	to	10.98%
Vanguard VIF Conservative Allocation (VVCA)
2020	0.35%	to	0.50%	1,840,487	11.88	to	11.91	21,920,318	1.73%	11.17%	to	11.34%
2019	0.35%	to	0.50%	501	10.69	to	10.70	5,361	0.00%	6.88%	to	6.98%	****
Vanguard VIF Capital Growth (VVCG)
2020	0.00%	to	0.50%	1,889,985	16.90	to	43.19	50,862,291	1.44%	16.89%	to	17.47%
2019	0.00%	to	0.50%	2,222	14.46	to	36.77	51,601	1.04%	25.87%	to	26.50%
2018	0.00%	to	0.50%	1,784	11.49	to	29.07	33,610	0.86%	-1.63%	to	-1.16%
2017	0.00%	to	0.50%	1,749	11.68	to	29.41	33,817	0.95%	16.80%	to	28.82%
2016	0.00%	to	0.35%	995	13.38	to	22.83	16,260	1.12%	10.49%	to	10.83%
Vanguard VIF Diversified Value (VVDV)
2020	0.00%	to	0.50%	1,305,157	13.65	to	26.19	23,814,865	2.49%	11.22%	to	11.78%
2019	0.00%	to	0.50%	1,229	12.27	to	23.43	19,643	2.68%	25.07%	to	25.70%
2018	0.00%	to	0.50%	1,074	9.81	to	18.64	14,100	2.56%	-9.59%	to	-9.12%
2017	0.00%	to	0.50%	1,047	10.85	to	20.51	16,048	3.04%	8.50%	to	13.13%
2016	0.00%	to	0.35%	1,109	12.04	to	18.13	15,648	2.57%	12.52%	to	12.96%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Vanguard VIF Equity Income (VVEI)
2020	0.00%	to	0.50%	7,424,974	13.42	to	35.14	155,207,831	2.73%	2.73%	to	3.25%
2019	0.00%	to	0.50%	6,935	13.07	to	34.03	145,444	2.30%	23.81%	to	24.43%
2018	0.00%	to	0.50%	5,391	10.55	to	27.35	95,621	2.21%	-6.47%	to	-5.98%
2017	0.00%	to	0.50%	4,099	11.28	to	29.09	80,413	2.30%	12.80%	to	18.25%
2016	0.00%	to	0.35%	3,292	12.83	to	24.60	57,979	2.41%	14.66%	to	15.06%
Vanguard VIF Equity Index (VVEIX)
2020	0.00%	to	0.50%	13,056,868	16.50	to	34.91	310,383,095	1.61%	17.61%	to	18.20%
2019	0.00%	to	0.50%	12,415	14.03	to	29.54	250,188	1.77%	30.65%	to	31.30%
2018	0.00%	to	0.50%	10,370	10.74	to	22.50	161,865	1.55%	-4.96%	to	-4.50%
2017	0.00%	to	0.50%	7,627	11.30	to	23.56	128,915	1.56%	13.00%	to	21.69%
2016	0.00%	to	0.35%	5,123	12.77	to	19.36	73,598	1.91%	11.43%	to	11.78%
Vanguard VIF Growth (VVG)
2020	0.00%	to	0.50%	3,734,665	21.98	to	55.35	117,412,454	0.30%	42.38%	to	43.09%
2019	0.00%	to	0.50%	3,096	15.44	to	38.68	68,936	0.36%	33.15%	to	33.82%
2018	0.00%	to	0.50%	2,387	11.59	to	28.91	40,943	0.00%	-0.34%	to	0.21%
2017	0.00%	to	0.50%	1,926	11.63	to	28.85	34,350	0.00%	16.30%	to	30.90%
2016	0.00%	to	0.35%	1,353	12.10	to	22.04	19,100	0.51%	-1.39%	to	-1.08%
Vanguard VIF Global Bond Index (VVGBI)
2020	0.35%	to	0.50%	1,282,306	11.13	to	11.16	14,304,673	1.43%	6.14%	to	6.30%
2019	0.35%	to	0.50%	936	10.49	to	10.50	9,826	0.00%	4.86%	to	4.96%	****
Vanguard VIF Total Bond Market Index (VVHGB)
2020	0.00%	to	0.50%	33,864,136	11.69	to	16.77	450,567,799	2.24%	7.05%	to	7.58%
2019	0.00%	to	0.50%	27,246	10.92	to	15.59	340,210	2.34%	8.13%	to	8.67%
2018	0.00%	to	0.50%	21,041	10.10	to	14.35	244,123	2.17%	-0.59%	to	-0.14%
2017	0.00%	to	0.50%	15,604	10.16	to	14.37	185,708	2.13%	1.60%	to	3.53%
2016	0.00%	to	0.35%	10,492	10.77	to	13.88	124,508	1.97%	2.09%	to	2.44%
Vanguard VIF High Yield Bond (VVHYB)
2020	0.00%	to	0.50%	4,389,871	12.06	to	21.42	65,918,041	4.73%	5.15%	to	5.67%
2019	0.00%	to	0.50%	3,823	11.47	to	20.27	55,110	5.69%	15.10%	to	15.67%
2018	0.00%	to	0.50%	3,021	9.96	to	17.52	38,232	4.87%	-3.30%	to	-2.72%
2017	0.00%	to	0.50%	3,051	10.30	to	18.01	40,691	4.31%	3.00%	to	7.01%
2016	0.00%	to	0.35%	2,194	11.34	to	16.83	29,153	5.09%	10.96%	to	11.31%
Vanguard VIF International (VVI)
2020	0.00%	to	0.50%	8,790,190	21.47	to	29.51	219,025,913	1.25%	56.80%	to	57.58%
2019	0.00%	to	0.50%	10,030	13.69	to	18.73	159,123	1.41%	30.56%	to	31.22%
2018	0.00%	to	0.50%	9,478	10.49	to	14.27	115,371	0.73%	-13.02%	to	-12.61%
2017	0.00%	to	0.50%	7,207	12.06	to	16.33	101,636	0.92%	20.60%	to	42.62%
2016	0.00%	to	0.35%	4,360	9.47	to	11.45	44,512	1.27%	1.50%	to	1.87%
Vanguard VIF Moderate Allocation (VVMA)
2020	0.35%	to	0.50%	1,095,439	12.20	to	12.23	13,397,969	1.57%	13.20%	to	13.37%
2019	0.35%			305	10.79			3,286	0.00%	7.90% ****
Vanguard VIF Mid-Cap Index (VVMCI)
2020	0.00%	to	0.50%	6,298,120	15.25	to	42.19	139,270,150	1.42%	17.48%	to	18.07%
2019	0.00%	to	0.50%	5,619	12.98	to	35.73	107,646	1.37%	30.22%	to	30.87%
2018	0.00%	to	0.50%	4,473	9.97	to	27.30	67,598	1.12%	-9.77%	to	-9.33%
2017	0.00%	to	0.50%	3,450	11.05	to	30.11	60,430	1.04%	10.50%	to	19.06%
2016	0.00%	to	0.35%	2,319	12.39	to	25.29	35,785	1.26%	10.72%	to	11.12%
Vanguard VIF REIT Index (VVREI)
2020	0.00%	to	0.50%	4,467,795	11.74	to	31.48	84,397,324	2.70%	-5.33%	to	-4.85%
2019	0.00%	to	0.50%	4,897	12.40	to	33.08	99,319	2.56%	28.16%	to	28.81%
2018	0.00%	to	0.50%	4,174	9.67	to	25.69	67,849	2.74%	-5.84%	to	-5.34%
2017	0.00%	to	0.50%	3,483	10.27	to	27.14	62,103	2.35%	2.70%	to	4.79%
2016	0.00%	to	0.35%	2,908	14.22	to	25.90	52,944	2.31%	7.97%	to	8.37%
Vanguard VIF Small Company Growth (VVSCG)
2020	0.00%	to	0.50%	1,483,654	16.21	to	44.95	35,105,323	0.69%	22.57%	to	23.18%
2019	0.00%	to	0.50%	1,921	13.22	to	36.49	36,728	0.52%	27.47%	to	28.11%
2018	0.00%	to	0.50%	2,333	10.37	to	28.48	34,885	0.35%	-7.74%	to	-7.26%
2017	0.00%	to	0.50%	1,946	11.24	to	30.71	32,655	0.43%	12.40%	to	23.43%
2016	0.00%	to	0.35%	1,350	11.50	to	24.88	19,901	0.31%	14.54%	to	14.97%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Vanguard VIF Short-Term Investment Grade (VVSTC)
2020	0.00%	to	0.50%	24,234,380	11.16	to	14.97	297,074,050	2.60%	4.97%	to	5.49%
2019	0.00%	to	0.50%	21,445	10.63	to	14.19	252,725	2.47%	5.17%	to	5.69%
2018	0.00%	to	0.50%	18,027	10.11	to	13.43	203,043	1.60%	0.60%	to	1.05%
2017	0.00%	to	0.50%	12,311	10.05	to	13.29	140,466	1.86%	0.50%	to	2.07%
2016	0.00%	to	0.35%	9,903	10.47	to	13.02	113,193	1.77%	2.35%	to	2.76%
Vanguard VIF Total International Stock Market Index (VVTISI)
2020	0.35%	to	0.50%	4,549,992	11.89	to	11.92	54,218,259	1.76%	10.63%	to	10.79%
2019	0.35%	to	0.50%	1,967	10.75	to	10.76	21,162	0.00%	7.46%	to	7.56%	****
Vanguard VIF Total Stock Market Index (VVTSM)
2020	0.00%	to	0.50%	13,639,343	16.55	to	35.49	324,476,528	1.51%	19.95%	to	20.55%
2019	0.00%	to	0.50%	12,973	13.80	to	29.44	257,570	1.47%	30.10%	to	30.75%
2018	0.00%	to	0.50%	10,625	10.61	to	22.51	164,537	1.45%	-5.77%	to	-5.34%
2017	0.00%	to	0.50%	8,618	11.26	to	23.78	146,131	1.73%	12.60%	to	20.96%
2016	0.00%	to	0.35%	6,053	12.60	to	19.66	90,141	1.32%	12.10%	to	12.54%
Virtus SGA International Class A (VRVDIA)
2020	0.00%			102,803	15.29			1,572,043	0.00%	23.64%
2019	0.00%	to	0.15%	117	10.85	to	12.37	1,450	0.91%	18.36%	to	18.54%
2018	0.00%	to	0.15%	105	9.17	to	10.43	1,095	2.82%	-16.79%	to	-16.69%
2017	0.00%	to	0.15%	127	11.02	to	12.52	1,587	1.66%	10.20%	to	15.93%
2016	0.00%			107	10.80			1,161	0.71%	-1.64%
Virtus Duff & Phelps Real Estate Securities Class A (VRVDRA)
2020	0.00%	to	0.15%	254,534	12.22	to	22.52	5,644,941	1.24%	-1.70%	to	-1.55%
2019	0.00%	to	0.15%	264	12.43	to	22.87	5,970	1.79%	27.23%	to	27.42%
2018	0.00%	to	0.15%	256	9.77	to	17.95	4,584	1.67%	-6.69%	to	-6.51%
2017	0.00%	to	0.15%	235	10.47	to	19.20	4,515	1.48%	4.70%	to	5.96%
2016	0.00%			230	18.12			4,165	1.83%	6.84%
Virtus Newfleet Multi-Sector Intermediate Bond Class A (VRVNMA)
2020	0.00%	to	0.15%	936,210	11.73	to	15.88	14,855,133	4.02%	6.37%	to	6.53%
2019	0.00%	to	0.15%	747	11.03	to	14.90	11,131	4.07%	10.30%	to	10.47%
2018	0.00%	to	0.15%	676	10.00	to	13.49	9,108	3.43%	-2.82%	to	-2.67%
2017	0.00%	to	0.15%	993	10.29	to	13.86	13,756	4.94%	2.90%	to	6.70%
2016	0.00%			559	12.99			7,257	4.50%	9.34%
Wells Fargo VT Discovery (SVDF)
2020	0.00%	to	1.30%	148,060	23.75	to	90.09	12,642,441	0.00%	60.55%	to	62.65%
2019	0.00%	to	1.30%	188	14.62	to	55.39	10,058	0.00%	37.22%	to	39.02%
2018	0.00%	to	1.30%	122	10.54	to	39.84	4,596	0.00%	-8.25%	to	-7.07%
2017	0.00%	to	1.30%	123	11.35	to	42.87	5,189	0.00%	13.50%	to	29.13%
2016	0.00%	to	1.30%	107	26.45	to	33.20	3,541	0.00%	6.27%	to	7.65%
Wells Fargo VT Opportunity (SVOF)
2020	0.00%	to	0.15%	22,818	16.47	to	45.72	987,402	0.43%	20.82%	to	21.00%
2019	0.00%	to	1.30%	28	37.78	to	42.46	1,041	0.28%	29.77%	to	31.46%
2018	0.00%	to	1.30%	34	10.38	to	32.72	982	0.00%	-8.35%	to	-7.14%
2017	0.00%	to	1.30%	34	11.20	to	35.70	1,037	0.65%	12.00%	to	20.43%
2016	0.00%	to	1.30%	38	25.70	to	30.03	976	2.13%	10.77%	to	12.23%
Westchester Merger Fund VL (MGRFV)
2020	0.00%	to	0.15%	1,646,849	12.27	to	14.32	23,438,636	0.00%	7.22%	to	7.38%
2019	0.00%	to	0.15%	1,830	11.44	to	13.34	24,360	1.09%	6.01%	to	6.17%
2018	0.00%	to	0.15%	1,704	10.79	to	12.56	21,400	0.91%	6.94%	to	7.08%
2017	0.00%	to	0.15%	1,134	10.09	to	11.73	13,307	0.00%	0.90%	to	2.53%
2016	0.00%			1,213	11.44			13,869	0.77%	2.51%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.
*****	Units and Contract Owners’ Equity is presented rounded in (000’s) for the years 2016 – 2019 and is presented unrounded for 2020, as applicable.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Jefferson National Financial Corp.)

2020 Statutory Financial Statements and Supplemental Schedules

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2020

Independent Auditors’ Report

Audit Committee of the Board of Directors Jefferson National Life Insurance Company:

We have audited the accompanying financial statements of Jefferson National Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Texas Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations, or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments – Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

April 21, 2021

2

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORP.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2020	2019

Admitted assets
Invested assets
Bonds	$426,086	$436,906
Stocks	21,601	21,532
Mortgage loans, net of allowance	7,804	8,911
Policy loans	5,269	5,741
Cash, cash equivalents and short-term investments	50,020	31,397
Other invested assets	135	-
Total invested assets	$510,915	$504,487
Accrued investment income	3,724	3,794
Deferred federal income tax assets, net	10,688	6,878
Other assets	9,488	10,708
Separate account assets	8,433,201	7,148,859
Total admitted assets	$8,968,016	$7,674,726

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$263,755	$266,868
Funds withheld and other payables on reinsurance	135,929	140,569
Borrowed money	33,732	46,199
Asset valuation reserve	3,428	3,416
Interest maintenance reserve	1,770	2,923
Other liabilities	14,525	13,323
Accrued transfers (from) to separate accounts	(103)	232
Separate account liabilities	8,433,201	7,148,859
Total liabilities	$8,886,237	$7,622,389

Capital and surplus
Capital shares ($4.80 par value; authorized - 1,065,000 shares, issued and outstanding - 1,043,565 shares)	$5,009	$5,009
Additional paid-in capital	42,165	42,165
Unassigned surplus	34,605	5,163
Total capital and surplus	$81,779	$52,337
Total liabilities, capital and surplus	$8,968,016	$7,674,726

See accompanying notes to statutory financial statements.

3

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORP.)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2020	2019	2018

Revenues
Premiums and annuity considerations	$988,559	$1,026,003	$1,146,390
Net investment income	16,858	19,931	18,563
Amortization of interest maintenance reserve	1,159	1,731	1,889
Other revenues	20,574	18,339	12,053
Total revenues	$1,027,150	$1,066,004	$1,178,895

Benefits and expenses
Benefits to policyholders and beneficiaries	$596,773	$535,828	$504,503
Increase (decrease) in reserves for future policy benefits and claims	870	(2,198)	(3,866)
Net transfers to separate accounts	403,098	505,312	651,569
Decrease in funds withheld	5,774	8,465	8,212
Other expenses	6,644	9,256	11,951
Total benefits and expenses	$1,013,159	$1,056,663	$1,172,369

Income before federal income tax expense (benefit) and net realized capital losses on investments	$13,991	$9,341	$6,526
Federal income tax (benefit) expense	(1,982)	762	(719)

Income before net realized capital losses on investments	$15,973	$8,579	$7,245
Net realized capital losses on investments, net of federal income tax expense of $137, $210 and $741 in 2020, 2019 and 2018, respectively, and excluding $261, $(502) and $621 of net realized capital gains (losses) transferred to the interest maintenance reserve in 2020, 2019 and 2018, respectively	(872)	(16)	(436)
Net income	$15,101	$8,563	$6,809

See accompanying notes to statutory financial statements.

4

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORP.)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Additional paid-in capital	Unassigned deficit	Capital and surplus
Balance as of December 31, 2017	$5,009	$42,165	$(12,471)	$34,703

Net income	-	-	6,809	6,809
Change in asset valuation reserve	-	-	(42)	(42)
Change in net unrealized capital gains and losses net of tax expense of $58	-	-	(1)	(1)
Change in deferred income taxes	-	-	3,426	3,426
Change in nonadmitted assets	-	-	(2,234)	(2,234)
Balance as of December 31, 2018	$5,009	$42,165	$(4,513)	$42,661

Net income	-	-	8,563	8,563
Change in asset valuation reserve	-	-	(211)	(211)
Change in net unrealized capital gains and losses net of tax benefit of $3	-	-	145	145
Change in deferred income taxes	-	-	5,093	5,093
Change in nonadmitted assets	-	-	(3,914)	(3,914)
Balance as of December 31, 2019	$5,009	$42,165	$5,163	$52,337

Change in reserve on account of change in valuation basis	-	-	10,567	10,567
Balance as of January 1, 2020	5,009	42,165	15,730	62,904

Net income	-	-	15,101	15,101
Change in asset valuation reserve	-	-	(12)	(12)
Change in net unrealized capital gains and losses net of tax benefit of $2	-	-	(1)	(1)
Change in deferred income taxes	-	-	1,235	1,235
Change in nonadmitted assets	-	-	2,552	2,552
Balance as of December 31, 2020	$5,009	$42,165	$34,605	$81,779

See accompanying notes to statutory financial statements.

5

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORP.)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2020	2019	2018

Cash flows from operating activities
Premiums collected, net of reinsurance	$988,559	$1,026,003	$1,146,390
Net investment income	16,519	19,337	17,713
Other revenue	22,710	17,849	17,116
Policy benefits and claims paid	(596,247)	(535,084)	(452,957)
Commissions, operating expenses and taxes, other than federal income tax paid	(13,016)	(17,257)	(19,448)
Net transfers to separate accounts	(403,433)	(504,913)	(651,469)
Federal income taxes (paid) recovered	(77)	(214)	252
Net cash provided by operating activities	$15,015	$5,721	$57,597

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
Bonds and stocks	$38,026	$55,565	$89,422
Mortgage loans	969	2,115	3,454
Other invested assets	-	37	2,248
Investment proceeds	$38,995	$57,717	$95,124
Cost of investments acquired
Bonds and stocks	$(27,337)	$(23,534)	$(123,350)
Miscellaneous applications	-	(51)	-
Investments acquired	$(27,337)	$(23,585)	$(123,350)
Net decrease (increase) in policy loans	449	555	(1,791)
Net cash provided by (used in) investing activities	$12,107	$34,687	$(30,017)

Cash flows from financing activities and other miscellaneous sources
Net change in deposits on deposit-type contract funds and other insurance liabilities	$6,191	$(1,285)	$4,114
Net change in borrowed money	(12,467)	(26,544)	(12,438)
Other cash used	(2,223)	(7,779)	(11,367)
Net cash used in financing activities and other miscellaneous sources	$(8,499)	$(35,608)	$(19,691)

Net increase in cash, cash equivalents and short-term investments	$18,623	$4,800	$7,889
Cash, cash equivalents and short-term investments at beginning of year	31,397	26,597	18,708
Cash, cash equivalents and short-term investments at end of year	$50,020	$31,397	$26,597
Non-cash activities
Exchange of bond investments	$7,573	$28,059	$18,098
Exchange of mortgage loan to real estate	135	-	-

See accompanying notes to statutory financial statements.

6

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Jefferson National Life Insurance Company (“JNL” or “the Company”) was incorporated in 1937 and is a Texas domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

The Company is licensed in all states and the District of Columbia except New York and is a wholly-owned subsidiary of Jefferson National Financial Corporation (“JN Financial”), a holding company incorporated in the State of Delaware. On March 1, 2017, Nationwide Life Insurance Company (“NLIC”) acquired all of the stock of JN Financial which resulted in JN Financial becoming a wholly-owned subsidiary of NLIC. NLIC is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company markets variable annuities including a flat insurance fee variable annuity called Monument Advisor. Monument Advisor is primarily sold by independent registered investment advisors and other fee-based advisors.

The Company’s wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), is a New York domiciled insurance company created to serve the New York market.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2020 and 2019, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company has no statutory accounting practices that differ from those of the Department or the National Association of Insurance Commissioners (“NAIC”).

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

7

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

8

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rates of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”).

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. As of December 31, 2020, the Company calculated its reserves for variable annuity products under Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2017 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

9

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public and privately-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

10

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiary, JNLNY, is carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (SCA) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The investment in JNLNY is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company primarily holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

The Company has invested in ten mortgage loan participation arrangements managed by Innovative Capital Advisors and has various ownership percentages ranging from 6.52% to 30.77% as of December 31, 2020. Impairment losses are recognized if the underlying mortgage loans were unable to collect all the principal and interest payments according to the contractual terms of the agreement. The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) ratio. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. This loan quality measurement contributes to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

11

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost, which approximates fair value. As of December 31, 2019, short-term investments also included amounts on deposit with NCMC.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

12

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Accounting Changes

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under Statement of Statutory Accounting Principles No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020, the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The new method did not materially impact surplus as of December 31, 2020 and December 31, 2019.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $10,567.

13

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

Recently Adopted Accounting Standard

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. The COVID-19 pandemic conditions create financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. Although impacting certain sales and revenues, none of the aforementioned items have had a material impact on the overall financial condition of the Company. The extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

Subsequent Events

The Company evaluated subsequent events through April 21, 2021, the date the statutory financial statements were issued.

14

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$-	$2,075	$-	$2,075	0.0%
At book value less current surrender charge of 5% or more	421	-	-	421	0.0%
At fair value	-	-	8,399,290	8,399,290	96.3%
Total with market value adjustment or at fair value	$421	$2,075	$8,399,290	$8,401,786	96.3%
At book value without adjustment (minimal or no charge or adjustment)	309,144	-	-	309,144	3.5%
Not subject to discretionary withdrawal	14,488	-	466	14,954	0.2%
Total, gross	$324,053	$2,075	$8,399,756	$8,725,884	100.0%
Less: Reinsurance ceded	(139,810)	-	-	(139,810)
Total, net	$184,243	$2,075	$8,399,756	$8,586,074
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$198	$-	$-	$198

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$-	$1,834	$-	$1,834	0.0%
At book value less current surrender charge of 5% or more	322	-	-	322	0.0%
At fair value	-	-	7,115,355	7,115,355	95.6%
Total with market value adjustment or at fair value	$322	$1,834	$7,115,355	$7,117,511	95.6%
At book value without adjustment (minimal or no charge or adjustment)	316,007	-	-	316,007	4.2%
Not subject to discretionary withdrawal	13,139	-	660	13,799	0.2%
Total, gross	$329,468	$1,834	$7,116,015	$7,447,317	100.0%
Less: Reinsurance ceded	(143,681)	-	-	(143,681)
Total, net	$185,787	$1,834	$7,116,015	$7,303,636
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$100	$-	$-	$100

15

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
At book value less current surrender charge of 5% or more	$20	$-	$-	$20	0.0%
At fair value	-	-	31,247	31,247	39.8%
Total with market value adjustment or at fair value	$20	$-	$31,247	$31,267	39.8%
At book value without adjustment (minimal or no charge or adjustment)	47,362	-	-	47,362	60.2%
Total, gross	$47,382	$-	$31,247	$78,629	100.0%
Less: Reinsurance ceded	(1,264)	-	-	(1,264)
Total, net	$46,118	$-	$31,247	$77,365
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$17	$-	$-	$17

December 31, 2019
Subject to discretionary withdrawal:
At book value less current surrender charge of 5% or more	$251	$-	$-	$251	0.3%
At fair value	-	-	31,225	31,225	38.1%
Total with market value adjustment or at fair value	$251	$-	$31,225	$31,476	38.4%
At book value without adjustment (minimal or no charge or adjustment)	50,481	-	-	50,481	61.6%
Total, gross	$50,732	$-	$31,225	$81,957	100.0%
Less: Reinsurance ceded	(1,519)	-	-	(1,519)
Total, net	$49,213	$-	$31,225	$80,438
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$119	$-	$-	$119

16

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
At book value without adjustment (minimal or no charge or adjustment)	$33,696	$-	$-	$33,696	76.5%
Not subject to discretionary withdrawal	10,342	-	-	10,342	23.5%
Total, gross	$44,038	$-	$-	$44,038	100.0%
Less: Reinsurance ceded	(10,643)	-	-	(10,643)
Total, net	$33,395	$-	$-	$33,395

December 31, 2019
At book value without adjustment (minimal or no charge or adjustment)	$29,775	$-	$-	$29,775	78.3%
Not subject to discretionary withdrawal	8,265	-	-	8,265	21.7%
Total, gross	$38,040	$-	$-	$38,040	100.0%
Less: Reinsurance ceded	(10,836)	-	-	(10,836)
Total, net	$27,204	$-	$-	$27,204

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2020	2019
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$216,438	$222,493
Supplemental contracts with life contingencies, net	13,923	12,507
Deposit-type contracts	33,395	27,204
Subtotal	$263,756	$262,204
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	8,433,078	7,144,126
Supplemental contracts with life contingencies, net	-	596
Other contract deposit funds	-	4,352
Subtotal	$8,433,078	$7,149,074
Total annuity actuarial reserves and deposit fund liabilities, net	$8,696,834	$7,411,278

17

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in thousands)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$97,564	$175,162	$178,940	$-	$-	$-
Variable universal life	-	-	-	20	20	20
Subtotal	$97,564	$175,162	$178,940	$20	$20	$20
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	6,360	-	-	-
Accidental death benefits	-	-	13	-	-	-
Disability - active lives	-	-	51	-	-	-
Disability - disabled lives	-	-	2,395	-	-	-
Miscellaneous reserves	-	-	3,444	-	-	-
Total, gross	$97,564	$175,162	$191,203	$20	$20	$20
Less: reinsurance ceded	(97,564)	(175,162)	(191,204)	-	-	-
Total, net	$-	$-	$(1)	$20	$20	$20

	General account			Separate account - nonguaranteed
(in thousands)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$104,060	$185,846	$189,676	$-	$-	$-
Variable universal life	-	-	-	17	17	17
Subtotal	$104,060	$185,846	$189,676	$17	$17	$17
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	6,781	-	-	-
Accidental death benefits	-	-	15	-	-	-
Disability - active lives	-	-	66	-	-	-
Disability - disabled lives	-	-	3,968	-	-	-
Miscellaneous reserves	-	-	2,641	-	-	-
Total, gross	$104,060	$185,846	$203,147	$17	17	17
Less: reinsurance ceded	(104,060)	(185,846)	(203,147)	-	-	-
Total, net	$-	$-	$-	$17	17	17

18

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in thousands)	2020	2019
Life, accident and health annual statement:
Life Insurance, net	$(1)	$(1)
Subtotal	$(1)	$(1)
Separate accounts annual statement:
Life insurance	$20	$17
Subtotal	$20	$17
Total life actuarial reserves, net	$19	$16

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2020		December 31, 2019
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / transaction:
Variable annuity	$8,433,181	$-	$7,148,842	$-
Variable universal life insurance	20	-	17	-
Total	$8,433,201	$-	$7,148,859	$-

The Company does not engage in securities lending transactions within its separate accounts.

The majority of the separate account business of the Company relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the contractholder and can be positive or negative. However, the Company also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

Guaranteed minimum income benefit (“GMIB”) – Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit (“GMWB”) – Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of the premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit (“GMDB”) – Riders available on certain variable products of the Company generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

19

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$-	$-	$984,333	$984,333
Reserves
For accounts with assets at:
Fair value	$-	$2,075	$-	$8,431,023	$8,433,098
Total reserves	$-	$2,075	$-	$8,431,023	$8,433,098
By withdrawal characteristics:
With market value adjustment	$-	$2,075	$-	$-	$2,075
At fair value	-	-	-	8,430,557	8,430,557
Subtotal	$-	$2,075	$-	$8,430,557	$8,432,632
Not subject to discretionary withdrawal	-	-	-	466	466
Total reserves[1]	$-	$2,075	$-	$8,431,023	$8,433,098

1

The total reserves balance does not equal the liabilities related to separate accounts of $8,433,201 in the statutory statements of admitted assets, liabilities, capital and surplus by $103, due to an adjustment for CARVM/CRVM reserves that have not been allocated to the categories outlined above.

(in thousands)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$-	$-	$1,027,665	$1,027,665
Reserves
For accounts with assets at:
Fair value	$-	$1,834	$-	$7,147,257	$7,149,091
Total reserves	$-	$1,834	$-	$7,147,257	$7,149,091
By withdrawal characteristics:
With market value adjustment	$-	$1,834	$-	$-	$1,834
At fair value	-	-	-	7,146,597	7,146,597
Subtotal	$-	$1,834	$-	$7,146,597	$7,148,431
Not subject to discretionary withdrawal	-	-	-	660	660
Total reserves[1]	$-	$1,834	$-	$7,147,257	$7,149,091

1

The total reserves balance does not equal the liabilities related to separate accounts of $7,148,859 in the statutory statements of admitted assets, liabilities, capital and surplus by $(232), due to an adjustment for CARVM/CRVM reserves that have not been allocated to the categories outlined above.

20

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

		December 31,
(in thousands)	2020	2019	2018
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$984,333	$1,027,665	$1,146,308
Transfers from separate accounts	582,012	519,273	494,982
Net transfers to separate accounts	$402,321	$508,392	$651,326
Reconciling adjustments:
Exchange accounts and fees not included in general account transfers	1,290	(3,016)	377
Other miscellaneous adjustments not included in the general account balance	(513)	(64)	(134)
Transfers as reported in the statutory statements of operations	$403,098	$505,312	$651,569

(5)	Investments

Bonds and stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2020
Bonds:
U.S. Government	$9,942	$960	$-	$10,902
States and political subdivisions	14,107	1,476	37	15,546
Industrial and miscellaneous	292,388	44,090	388	336,090
Loan-backed and structured securities	109,649	6,574	429	115,794
Total bonds	$426,086	$53,100	$854	$478,332
Common stocks unaffiliated	6,474	-	-	6,474
Preferred stocks unaffiliated	8,422	767	12	9,177
Total unaffiliated stocks[1]	14,896	767	12	15,651
Total bonds and unaffiliated stocks	$440,982	$53,867	$866	$493,983

December 31, 2019
Bonds:
U.S. Government	$10,918	$344	$13	$11,249
States and political subdivisions	14,494	924	29	15,389
Industrial and miscellaneous	283,716	23,298	1,137	305,877
Loan-backed and structured securities	127,778	6,363	208	133,933
Total bonds	$436,906	$30,929	$1,387	$466,448
Common stocks unaffiliated	6,399	-	-	6,399
Preferred stocks unaffiliated	8,421	810	-	9,231
Total unaffiliated stocks[1]	14,820	810	-	15,630
Total bonds and unaffiliated stocks	$451,726	$31,739	$1,387	$482,078

1	Excludes affiliated common stocks with a carrying value of $6,705 and $6,712 as of December 31, 2020 and 2019, respectively. Affiliated common stocks represents the investment in JNLNY.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $11,775 and $11,822 as of December 31, 2020 and 2019, respectively.

21

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2020. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$$6,999	$$7,067
Due after one year through five years	69,763	75,964
Due after five years through ten years	129,854	146,870
Due after ten years	109,821	132,637
Total bonds excluding loan-backed and structured securities	$316,437	$362,538
Loan-backed and structured securities	109,649	115,794
Total bonds	$426,086	$478,332

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2020
Bonds:
States and political subdivisions	$668	$12	$4,390	$25	$5,058	$37
Industrial and miscellaneous	889	29	4,853	359	5,742	388
Loan-backed and structured securities	9,021	305	4,070	124	13,091	429
Total bonds	$10,578	$346	$13,313	$508	$23,891	$854
Preferred stocks	$989	$12	$-	$-	$989	$12
Total bonds and stocks	$11,567	$358	$13,313	$508	$24,880	$866

December 31, 2019
Bonds:
U.S Government	$973	$9	$1,531	$4	$2,504	$13
States and political subdivisions	-	-	4,765	29	4,765	29
Industrial and miscellaneous	-	-	9,825	1,137	9,825	1,137
Loan-backed and structured securities	4,837	40	9,504	168	14,341	208
Total bonds	$5,810	$49	$25,625	$1,338	$31,435	$1,387
Preferred stocks	$-	$-	$-	$-	$-	$-
Total bonds and stocks	$5,810	$49	$25,625	$1,338	$31,435	$1,387

As of December 31, 2020, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2020 and 2019.

22

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

Mortgage Loans, Net of Allowance

The following table summarizes the LTV ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio
(in thousands)	Less than 90%	90% or greater	Total
December 31, 2020
Apartment	$1,521	$-	$1,521
Industrial	1,053	-	1,053
Office	1,573	-	1,573
Retail	3,350	-	3,350
Other	307	-	307
Total	$7,804	$-	$7,804
Weighted average ratio	47%	n/a	47%

December 31, 2019
Apartment	$1,601	$14	$1,615
Industrial	1,121	-	1,121
Office	1,860	-	1,860
Retail	3,975	-	3,975
Other	340	-	340
Total	$8,897	$14	$8,911
Weighted average ratio	50%	192%	50%

As of December 31, 2020 and 2019, the Company has a diversified mortgage loan portfolio with no more than 29.6% and 28.4%, respectively, in a geographic region in the U.S. and no more than 6.7% and 6.1%, respectively, with any one borrower. There were no new mortgage loans originated or acquired during 2020 and 2019. The Company’s valuation allowance on mortgage loans was immaterial as of December 31, 2020 and 2019. As of December 31, 2020 and 2019, the Company did not hold material mortgage loans with interest 90 days or more past due. There were no material taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

23

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in thousands)	2020	2019	2018
Bonds	$16,847	$19,845	$18,663
Preferred stock	520	558	678
Common stock	76	173	141
Mortgage loans	463	559	695
Policy loans	341	387	318
Other	65	288	203
Gross investment income	$18,312	$21,810	$20,698
Interest expense	(845)	(1,182)	(1,661)
Investment expenses	(609)	(697)	(474)
Net investment income	$16,858	$19,931	$18,563

There was no investment income due and accrued that was nonadmitted as of December 31, 2020 and 2019.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in thousands)	2020	2019	2018
Gross gains on sales	$277	$572	$2,318
Gross losses on sales	(32)	(880)	(1,392)
Net realized gains (losses) on sales	$245	$(308)	$926
Other-than-temporary impairments	(719)	-	-
Total net realized capital (losses) gains	$(474)	$(308)	$926
Tax expense	(137)	(210)	(741)
Net realized capital (losses) gains, net of tax	$(611)	$(518)	$185
Less: Realized (gains) losses transferred to the IMR	(261)	502	(621)
Net realized capital losses, net of tax and transfers to the IMR	$(872)	$(16)	$(436)

For the year ended December 31, 2020, the gross realized gains and gross realized losses on sales of bonds were $277 and $22, respectively. For the year ended December 31, 2019, the gross realized gains and gross realized losses on sales of bonds were $572 and $865, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $2,318 and $1,010, respectively.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2020, 2019 and 2018.

24

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

(6)	Fair Value Measurements

The following table summarizes assets held at fair value as of December 31, 2020 and 2019:

(in thousands) December 31, 2020	Level 1	Level 2	Level 3	Total
Asset
Common stocks unaffiliated	$-	$6,474	$-	$6,474
Separate account assets	8,433,201	-	-	8,433,201
Assets at fair value	$8,433,201	$6,474	$-	$8,439,675

December 31, 2019
Assets
Common stocks unaffiliated	$-	$6,399	$-	$6,399
Separate account assets	7,148,859	-	-	7,148,859
Assets at fair value	$7,148,859	$6,399	$-	$7,155,258

25

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2020
Assets
Bonds[1]	$58,015	$408,057	$12,260	$478,332	$426,086
Preferred stocks unaffiliated	-	9,177	-	9,177	8,422
Mortgage loans, net of allowance	-	-	7,804	7,804	7,804
Cash, cash equivalents and short-term investments	46,547	3,473	-	50,020	50,020
Policy loans	-	-	5,269	5,269	5,269
Total assets	$104,562	$420,707	$25,333	$550,602	$497,601
Liabilities
FHLB advances	$-	$-	$33,669	$33,669	$33,669
Total liabilities	$-	$-	$33,669	$33,669	$33,669
December 31, 2019
Assets
Bonds[1]	$74,056	$378,808	$13,584	$466,448	$436,906
Preferred stocks unaffiliated	-	9,231	-	9,231	8,421
Mortgage loans, net of allowance	-	-	8,911	8,911	8,911
Policy loans	-	-	5,741	5,741	5,741
Short-term investments	-	7,366	-	7,366	7,366
Total assets	$74,056	$395,405	$28,236	$497,697	$467,345
Liabilities
FHLB advances	$-	$-	$46,117	$46,117	$46,117
Total liabilities	$-	$-	$46,117	$46,117	$46,117

1	Level 3 is primarily composed of bonds subject to Athene Life Re Ltd. (“Athene”) treaty, as disclosed in Note 9, and lottery receivable bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Federal Home Loan Bank (“FHLB”) Advances. For FHLB Advances with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

26

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

(7)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2020
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$30,099	$9	$30,108
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$30,099	$9	$30,108
Less: Deferred tax assets nonadmitted	18,000	6	18,006
Net admitted deferred tax assets	$12,099	$3	$12,102
Less: Deferred tax liabilities	1,414	-	1,414
Net admitted deferred tax assets	$10,685	$3	$10,688

	December 31, 2019
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$27,394	$88	$27,482
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$27,394	$88	$27,482
Less: Deferred tax assets nonadmitted	20,526	57	20,583
Net admitted deferred tax assets	$6,868	$31	$6,899
Less: Deferred tax liabilities	21	-	21
Net admitted deferred tax assets	$6,847	$31	$6,878

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2020	2019	Change
Adjusted gross deferred tax assets	$30,108	$27,482	$2,626
Total deferred tax liabilities	1,414	21	1,393
Net deferred tax assets	$28,694	$27,461	$1,233
Less: Tax effect of unrealized gains			(2)
Change in deferred income tax			$1,235

27

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2020
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$3	$3
Adjusted gross deferred tax assets expected to be realized[1]	10,685	-	10,685
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	1,414	-	1,414
Admitted deferred tax assets	$12,099	$3	$12,102

	December 31, 2019
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$31	$31
Adjusted gross deferred tax assets expected to be realized[1]	6,847	-	6,847
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	21	-	21
Admitted deferred tax assets	$6,868	$31	$6,899
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2020 and 2019, the threshold limitation for adjusted capital and surplus was $10,685 and $6,847, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $71,091 and $46,645 as of December 31, 2020 and 2019, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,325% and 974% as of December 31, 2020 and 2019, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	1.96%	0.00%	1.96%

The Company’s tax planning strategies do not include the use of reinsurance.

There were no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2020 and 2019.

28

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2020	2019	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$761	$1,093	$(332)
Investments	-	1	(1)
Deferred acquisition costs	21,935	20,215	1,720
Fixed assets	9	9	-
Net operating loss carry-forward	2,156	2,587	(431)
Tax credit carry-forwards	5,142	3,410	1,732
Other	96	79	17
Subtotal	$30,099	$27,394	$2,705
Nonadmitted	18,000	20,526	(2,526)
Admitted ordinary deferred tax assets	$12,099	$6,868	$5,231
Capital:
Investments	9	88	(79)
Subtotal	$9	$88	$(79)
Nonadmitted	$6	$57	$(51)
Admitted capital deferred tax assets	$3	$31	$(28)
Admitted deferred tax assets	$12,102	$6,899	$5,203

Deferred tax liabilities
Ordinary:
Investments	$20	$21	$(1)
Policyholder reserves	1,394	-	1,394
Subtotal	$1,414	$21	$1,393
Capital:
Investments	-	-	-
Subtotal	$-	$-	$-
Deferred tax liabilities	$1,414	$21	$1,393
Net deferred tax assets	$10,688	$6,878	$3,810

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize its deferred tax assets as of December 31, 2020. Therefore, no valuation allowances have been established as of December 31, 2020 and 2019.

29

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2020	2019	2018
Current income tax (benefit) expense	$(1,845)	$972	$21
Change in deferred income tax (without tax on unrealized gains and losses)	(1,235)	(5,093)	(3,426)
Total income tax benefit reported	$(3,080)	$(4,121)	$(3,405)

Income before income and capital gains (losses) taxes	$13,256	$9,534	$6,831
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$2,784	$2,002	$1,434
Decrease in actual tax reported resulting from:
Dividends received deduction	(3,275)	(2,032)	(2,235)
Nondeductible expenses for meals, penalties and lobbying	6	-	-
Amortization of interest maintenance reserve	(188)	-	(121)
Change in non-admitted	(5)	(4)	(3)
Tax-exempt income	4	(12)	(19)
Tax credits	(2,314)	(3,646)	(2,490)
Change in reserve valuation basis	2,219	-	-
Loss carryback rate differential	(409)	-	-
Tax benefit related to the Tax Cuts and Jobs Act[1]	-	-	(43)
Return to accrual adjustment	(1,927)	-	(145)
Other	25	(429)	217
Total income tax benefit reported	$(3,080)	$(4,121)	$(3,405)
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Tax Cuts and Jobs Act.

The Company incurred $134 in federal income tax expense in 2020 and $488 in 2018 which is available for recoupment in the event of future net losses.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was signed into law and includes certain income tax provisions relevant to businesses. The Company is required to recognize the effect on the financial statements in the period the law was enacted. For year ended December 31, 2020, the CARES Act did not have a material impact on the Company’s financial statements.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2020:

(in thousands)	Amount	Origination	Expiration
Operating loss carry-forwards	$2,053	2007	2021
Operating loss carry-forwards	$2,053	2008	2022
Operating loss carry-forwards	$2,053	2009	2023
Operating loss carry-forwards	$2,053	2010	2024
Operating loss carry-forwards	$2,053	2011	2025
Foreign tax credits	$1,749	2018	2028
Foreign tax credits	$2,469	2019	2029
Foreign tax credits	$924	2020	2030

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2020 and 2019.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company files a consolidated income tax return with its subsidiary, JNLNY. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

30

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

(8)	Federal Home Loan Bank Advances

The Company is a member of the FHLB of Dallas. The Texas Department of Insurance has provided an official order to the Company allowing admitted assets up to $150,000 to be pledged as collateral to secure borrowed funds from FHLB. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. The Company’s borrowings are in the form of advances, thus borrowings follow SSAP No. 15, Debt and Holding Company Obligations. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $5,093 and $4,562 in membership stock and as part of the agreement, purchased and held an additional $1,381 and $1,837 in activity stock as of December 31, 2020 and 2019, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $33,669 and $46,117 as of December 31, 2020 and 2019, which is reported as borrowed money on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by mortgage-backed securities with carrying values of $32,723 (0.4% of total admitted assets) as of December 31, 2020 and $62,446 (0.8% of total admitted assets) as of December 31, 2019, which are included in bonds on the statutory statements of admitted assets, liabilities, capital and surplus.

(9)	Reinsurance

In 2002, the Company reinsured 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $208,121 and $220,487 as of December 31, 2020 and 2019, respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company has reinsured a majority of the GMDB rider exposure to several reinsurers. The most significant arrangement cedes approximately $0 and $15,245 of its $0 and $20,055, respectively, GMDB reserves to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation, for the years ended December 31, 2020 and 2019, respectively.

In 2010, the Company reinsured 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $135,200 and $139,341 as of December 31, 2020 and 2019, respectively. As part of this transaction, the Company also transferred the related IMR balance and received a ceding commission of $12,408. The gain on this transaction was recorded as an increase to surplus, as special surplus funds, net of tax. The special surplus funds was reduced over time by the corresponding amortization of the IMR and fully amortized to zero by December 31, 2016. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

(10)	Transactions with Affiliates

The Company has entered into the Third Amended & Restated Cost Sharing Agreement by and among Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company and certain of its subsidiaries and affiliates, covering certain expenses included within other expenses on the statements of operations. During 2020, 2019 and 2018, the Company’s operating expenses allocated under these agreements and reflected in the accompanying statutory basis statements of operations were $20,394, $20,666 and $23,087, respectively.

Effective May 2003, the Company entered into two servicing agreements with its affiliate, Jefferson National Securities Corporation (“JNSC”). The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable annuity contracts through JNSC and the Company agrees to reimburse JNSC for all variable annuity commissions paid. The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable annuity contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2020, 2019 and 2018 under these agreements was $1,393, $1,487 and $2,575, respectively.

31

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

Amounts on deposit with NCMC for the benefit of the Company were $3,473 and $7,366 as of December 31, 2020 and 2019, respectively. As of December 31, 2020, amounts on deposit with NCMC were comprised of $3,452 of cash equivalents and $21 of short-term investments.

Pursuant to a financial support agreement, NLIC agreed to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of JNL with recourse to or against any of the assets of NLIC.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

(11)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these mutual guarantees.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

32

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements (in thousands)

(12)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Texas, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The maximum amount of dividends which can be paid to shareholders by a State of Texas domiciled insurance company without prior approval of the Insurance Commissioner is limited to, together with that of other dividends or distributions made within the preceding twelve months, the greater of either 10% of surplus as regards policyholders as of the preceding December 31, or the net gain from operations for the twelve month period ending December 31 of the previous calendar year. Subject to applicable regulatory approval(s), dividends are paid as determined by the insurer’s board of directors. The Company’s statutory capital and surplus as of December 31, 2020 was $81,779, and statutory net gain from operations before realized capital gains or losses and federal income taxes for 2020 was $13,991. As of January 1, 2021, the Company had the ability to pay dividends of $13,991 without obtaining prior regulatory approval.

33

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Schedule I    Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2020 (in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S government and agencies	$9,942	$10,902	$9,942
Obligations of states and political subdivisions	14,606	16,149	14,606
Public utilities	21,558	24,840	21,558
All other corporate, mortgage-backed and asset-backed securities	379,980	426,441	379,980
Total bonds	$426,086	$478,332	$426,086
Equity Securities:
Common stocks:
Industrial, miscellaneous and all other	6,474	6,474	6,474
Nonredeemable preferred stocks	8,422	9,177	8,422
Total stocks[1]	$14,896	$15,651	$14,896
Mortgage loans	7,804		7,804
Cash, cash equivalents and short-term investments	50,020		50,020
Policy loans[2]	5,515		5,269
Total invested assets[3]	$504,321		$504,075
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investment in JNLNY of $6,705 is excluded from common stocks, as JNLNY is a related party.
2	Difference from Column B is due to $246 of policy loans classified as nonadmitted assets.
3	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as $135 is excluded for other invested assets.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

34

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Schedule IV    Reinsurance

As of December 31, 2020, 2019 and 2018 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2020
Life insurance in force	$1,077,410	$(1,077,259)	$-	$151	-
Life insurance premiums[1]	$13,273	$(13,273)	$-	$-	-

2019
Life insurance in force	$1,182,386	$(1,182,235)	$-	$151	-
Life insurance premiums[1]	$13,974	$(13,974)	$-	$-	-

2018
Life insurance in force	$1,284,857	$(1,284,706)	$-	$151	-
Life insurance premiums[1]	$14,414	$(14,414)	$-	$-	-

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

35

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Schedule V    Valuation and Qualifying Accounts

Years ended December 31, 2020, 2019 and 2018 (in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2020
Valuation allowances - mortgage loans	$-	$-	$-	$-	$-
Valuation allowances - net deferred tax assets	-	-	-	-	-

2019
Valuation allowances - mortgage loans	$-	$-	$-	$-	$-
Valuation allowances - net deferred tax assets	-	-	-	-	-

2018
Valuation allowances - mortgage loans	$-	$-	$-	$-	$-
Valuation allowances - net deferred tax assets	-	-	-	-	-

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

36

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(A)	Financial Statements
(1)	Jefferson National Life Annuity Account G:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2020.
Statements of Operations for the year ended December 31, 2020.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2020 and 2019.
Notes to Financial Statements.
(2)	Jefferson National Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019.
Statutory Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Cash Flow for the years ended December 31, 2020, 2019 and 2018.
Notes to Statutory Financial Statements.
(B)	Exhibits
(1)	Resolutions of the Board of Directors
(a)	Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account – Filed previously with initial registration statement (333-00373) on January 23, 1996 and hereby incorporated by reference.
(b)	Resolution Changing the Name of the Separate Account – Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution Contracts.
(a)	Underwriting Agreement.
(i)	Form of Principal Underwriter’s Agreement of the Company on behalf of the Separate Account and Inviva Securities Corporation - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)	Form of Amendment to Principal Underwriter’s Agreement - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(b)	Form of Selling Agreement - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(4)	Variable Annuity Contracts.
(a)	Form of Individual Contract Fixed and Variable Accounts - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(b)	Form of Group Contract - Filed previously with initial registration statement (333-00373) on January 23, 1996 and hereby incorporated by reference.
(c)	Form of Group Certificate - Filed previously with initial registration statement (333-00373) on January 23, 1996 and hereby incorporated by reference.
1

(d)	Form of Endorsement Amending MVA Provision - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(e)	Form of IRA Endorsement - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(f)	Form of Roth IRA Endorsement - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(g)	Form of JSA Endorsement - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(h)	Form of Individual Contract Fixed and Variable Accounts – Filed previously with initial Registration Statement (333-124048) on April 13, 2005 and hereby incorporated by reference.
(i)	Form of Electronic Administration Endorsement - Filed previously with initial Registration Statement (333-124048) on April 13, 2005 and hereby incorporated by reference.
(j)	Form of Individual Contract Fixed and Variable Accounts – Filed previously with Post-Effective Amendment No. 1 (333-124048) on April 28, 2006 and hereby incorporated by reference.
(k)	Form of Joint Owner Endorsement – Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(l)	Form of Transaction Fee Rider - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(m)	Form of Individual Contract Fixed and Variable Accounts - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(n)	Form of Individual Contract Fixed and Variable Accounts – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
(o)	Form of Asset Allocation Model Rider – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
(p)	Form of Individual Contract Fixed and Variable Accounts – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(q)	Form of Age 100 Endorsement – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(r)	Form of 403(b) Endorsement – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(s)	Form of Low Cost Fund Platform Fee Endorsement – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
(t)	Form of Return of Premium Enhanced Death Benefit Rider – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
(5)	Applications.
(a)	Form of Application for Individual Annuity Contract - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(b)	Form of JNL Individual Application - Filed previously with initial Registration Statement (333-124048) on April 13, 2005 and hereby incorporated by reference.
(c)	Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(d)	Form of JNL Individual Application - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(e)	Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
2

(f)	Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
(g)	Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
(h)	Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
(6)	Certificates of Incorporation.
(a)	Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(b)	Amended and Restated By-Laws of the Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Participation Agreements.
(a)
(i)	Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(b)
(i)	Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003 – Filed previously with Post-Effective Amendment No. 6 on May 1, 2003 (333-53836) and hereby incorporated by reference.
(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(v)	Form of amendment dated August 10, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(vi)	Form of amendment dated September 13, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
3

(c)
(i)	Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.
(ii)	Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)	Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(vi)	Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(d)
(i)	Form of Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.
(ii)	Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)	Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(v)	Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(vi)	Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
4

(vii)	Form of Amendments dated May 1, 2005 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(viii)	Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(ix)	Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(x)	Form of Amendment dated November 1, 2009 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(xi)	Form of Amendment October 26, 2010 to the Participation Agreement as of 1997 between Jefferson National Life Insurance Company and American Century Investment Services – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(e)
(i)	Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(ii)	Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(v)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(f)
(i)	Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance Company and Insurance Management Series, Federated Securities Corp. – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.
5

(ii)	Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)	Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp. - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(g)
(i)	Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001 – Filed previously with Post-Effective Amendment No. 21 (033-02460) on May 1, 2001 and hereby incorporated by reference.
(ii)	Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(h)
(i)	Form of Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 and Form of Amendment dated July 2003 thereto - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 (Service and Institutional) – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(v)	Form of Amendment dated October 29, 2012 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
6

(i)
(i)	Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)	Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iii)	Form of Amendment dated November 15, 2012 to Participation Agreement by and among Jefferson National Life Insurance Company, Jefferson National Securities Corp., and Lazard Asset Management LLC., dated May 1, 2003 – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(j)
(i)	Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.
(ii)	Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company – Filed previously with Post-Effective Amendment No. 9 (333-00373) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iv)	Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 28, 2009 and hereby incorporated by reference.
(k)
(i)	Form of Participation Agreement dated April 30, 1997 by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and Great American Reserve Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(ii)	Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)	Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 24 (033-02460) on May 1, 2003 and hereby incorporated by reference.
(v)	Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
7

(vi)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(vii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(viii)	Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(ix)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 28, 2009 and hereby incorporated by reference.
(x)	Form of Amendment dated May 1, 2014 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 16 (333-124048) on April 30, 2015 and hereby incorporated by reference.
(l)
(i)	Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(v)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Allianz Global Investor Distributors LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 28, 2009 and hereby incorporated by reference.
(vi)	Form of amendment dated October 1, 2010 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(vii)	Form of Amendment dated January 23, 2012 to Form of Participation Agreement dated May 1, 2003 among PIMCO Variable Insurance Trust, PIMCO Investments LLC, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
8

(viii)	Form of Amendment dated July 15, 2014 to Form of Participation Agreement dated May 1, 2003 among PIMCO Variable Insurance Trust, PIMCO Investments LLC, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 16 (333-124048) on April 24, 2015 and hereby incorporated by reference.
(m)
(i)	Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)	Form of amendment to Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(iii)	Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iv)	Form of amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(v)	Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 28, 2009 and hereby incorporated by reference.
(n)
(i)	Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April 5, 2004 thereto - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)	Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iii)	Form of amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(o)
(i)	Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. – Filed previously with Post-Effective Amendment No. 1 (333-90737) on April 28, 2000 and hereby incorporated by reference.
(ii)	Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
9

(iv)	Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(v)	Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc. – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(vi)	Form of Amendment dated May 1, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc. – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(vii)	Form of amendment dated November 18, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, and Rydex Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(p)
(i)	Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)	Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(iii)	Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason) - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(iv)	Form of Amendment dated March 19, 2014 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Legg Mason Investor Services, LLC – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
(v)	Form of Amendment dated March 15, 2016 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York and Legg Mason Investor Services, LLC – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
(q)
(i)	Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 21 (033-02460) on May 1, 2001 and hereby incorporated by reference.
(ii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
10

(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(vi)	Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(r)
(i)	Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management, Inc. and Strong Funds Distributors, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(ii)	Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)	Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(v)	Form of Amendments dated December 2, 2003 and April 5, 2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference
(s)
(i)	Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 24 (033-02460) on May 1, 2003 and hereby incorporated by reference.
(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(t)
(i)	Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
11

(ii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)	Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 24 (033-02460) on May 1, 2003 and hereby incorporated by reference.
(v)	Form of Amendment dated May 1, 2010 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(vi)	Form of Amendment dated May 1, 2013 to Participation Agreement dated February 29, 2000 among Van Eck VIP Trust and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(u)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)	Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(v)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(iv)	Form of amendment dated July 16, 2010 to the Participation Agreement dated April 8, 2005 among Jefferson National Life, Wells Fargo Variable Trust, and Wells Fargo Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(w)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
12

(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(x)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(ii)	Form of Amendment dated March 8, 2008 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(iii)	Form of Amendment dated November 12, 2010 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006 – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iv)	Form of Amendment dated September 4, 2012 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006 – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(y)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(ii)	Form of Amendment dated May 1, 2007 to Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(iii)	Form of Amendment dated May 1, 2013 to Participation Agreement by and among Jefferson National Life Insurance Company, T. Rowe Price Equity Services, Inc., T. Rowe Price Fixed Income Securities, Inc. and T. Rowe Price Investment Services – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(z)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(aa)
(i)	Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated May 1, 2007 - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
13

(ii)	Form of Amended Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated March 18, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(bb)
(i)	Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC and Jefferson National Life Insurance Company dated May 1, 2007 - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(ii)	Form of Amendment dated January 4, 2011 to the Form of Participation Agreement dated May 1, 2007 among Jefferson National Life, Nationwide Variable Insurance Trust, and Nationwide Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iii)	Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC, Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York May 1, 2017 – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
(iv)	Form of Amendment dated December 1, 2018 among Jefferson National Financial Corp., Nationwide Fund Distributors LLC, and Nationwide Variable Insurance Trust – Filed previously with Post-Effective Amendment No. 20 (333-124048) on February 7, 2019 and hereby incorporated by reference.
(cc)
(i)	Form of Participation Agreement between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Jefferson National Life Insurance Company dated May 1, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(ii)	Form of Amendment dated October 20, 2009 to the Participation Agreement among Jefferson National Life Insurance Company, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing Corporation – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(dd)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(ii)	Form of Amendment dated April 30, 2013 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, ALPS Distributors, and ALPS Portfolio Solutions Distributor, Inc. – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(iii)	Form of Amendment dated August 7, 2013 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, ALPS Distributors, and ALPS Portfolio Solutions Distributor, Inc. – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
(ee)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, ALPS Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(ff)
14

(i)	Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated July 1, 2007 – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 16, 2009 and hereby incorporated by reference .
(ii)	Form of Amendment dated September 22, 2010 to the Form of Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iii)	Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life and Northern Lights Variable Trust – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iv)	Form of Amendment dated May 1, 2013 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life and Northern Lights Variable Trust – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(v)	Form of Amendment dated September 30, 2015 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life Insurance Company and Northern Lights Variable Trust – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
(gg)
(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated May 1, 2010 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(hh)
(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, The Merger Fund VL and Westchester Capital Management, Inc. dated May 1, 2010 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(ii)
(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, ProFunds, Access One Trust, and ProFund Advisors, LLC dated May 1, 2010 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(ii)	Form of amendment dated September 17, 2010 to the Form of Participation Agreement dated May 1, 2010 among Jefferson National Life Insurance Company, ProFunds, Access One Trust, and ProFunds Advisors, LLC – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(jj)
(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp dated 2009 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(kk)
(i)	Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(ii)	Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
15

(iii)	Form of Amendment dated May 1, 2014 to the Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
(ll)
(i)	Form of participation agreement dated November 3, 2010 among Jefferson National Life Insurance Company, Variable Insurance Products Fund, and Fidelity Distributors Corporation – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(ii)	Form of amendment dated November 3, 2010 to the Form of Participation Agreement dated November 3, 2010 among Jefferson National Life Insurance Company, Variable Insurance Products Fund, and Fidelity Distributors Corporation – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(mm)
(i)	Form of Participation Agreement dated November 14, 2008 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(ii)	Form of Amendment dated August 26, 2010 to the Form of Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iii)	Form of Amendment March 25, 2011 to the Form of Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iv)	Form of Amendment dated January 15, 2013 to the Participation Agreement dated November 14, 2008 among Jefferson National Life Insurance Company, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(v)	Form of Amendment dated June 15, 2015 to the Participation Agreement dated November 14, 2008 among Jefferson National Life Insurance Company, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
(nn)
(i)	Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(ii)	Form of amendment dated October 5, 2009 to the Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iii)	Form of amendment dated November, 2010 to the Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iv)	Form of Amendment dated February 19, 2013 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
16

(v)	Form of Amendment dated October 1, 2016 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
(oo)
(i)	Form of Participation Agreement dated November 12, 2010 between Jefferson National Life Insurance Company, Putnam Variable Trust, and Putnam Retail Management Limited Partnership – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(pp)
(i)	Form of Participation Agreement dated September 28, 2010 among Jefferson National Life, Timothy Plan, and Timothy Partners – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(qq)
(i)	Form of Participation Agreement dated April 1, 2011 among Jefferson National Life Insurance Company, Russell Investment Funds, and Russell Financial Services – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(rr)
(i)	Form of Participation Agreement dated August 23, 2011 among Rydex Variable Trust, SBL Fund, Rydex Distributors, LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
(ss)
(i)	Form of Participation Agreement dated November 2, 2011 among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
(tt)
(i)	Form of Participation Agreement dated November 16, 2011 among Oppenheimer Variable Account Funds, Oppenheimer funds, Inc., and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
(uu)
(i)	Form of Participation Agreement dated November 16, 2011 among Panorama Series Fund Inc, Oppenheimer funds, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
(ii)	Form of Amendment dated May 1, 2014 to Form of Participation Agreement dated November 16, 2011 among Oppenheimer Variable Account Funds, Oppenheimer funds, Inc., and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
(vv)
(i)	Form of Participation Agreement dated November 1, 2011 among Virtus Variable Insurance Trust, VP Distributors and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
(ww)
(i)	Form of Participation Agreement dated May 1, 2012 among Hatteras Variable Trust, Hatteras Capital Distributors and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
17

(xx)
(i)	Form of Participation Agreement dated May 1, 2012 among Wilshire Variable Insurance Trust, SEI Investments Distribution Co. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
(yy)
(i)	Form of Participation Agreement dated October 22, 2012 between the Variable Insurance Trust and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(zz)
(i)	Form of Participation Agreement dated June 15, 2012 among Jefferson National Life Insurance Company, Hatteras Variable Trust, and Hatteras Capital Distributors, LLC – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(aaa)
(i)	Form of Participation Agreement dated November 1, 2013 between Advisors Preferred Trust, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
(bbb)
(i)	Form of Participation Agreement dated November 13, 2013 among American Funds Distributors, Capital Research and Management Company, American Funds Insurance Series, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
(ii)	Form of Amendment dated October 1, 2015 to Form of Participation Agreement dated November 13, 2013 among American Funds Distributors, Capital Research and Management Company, American Funds Insurance Series, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
(ccc)
(i)	Form of Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
(ii)	Form of Amendment dated March 28, 2014 to Form of Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
(ddd)
(i)	Form of Participation Agreement dated November 1, 2013 by and among SEI Insurance Products Trust, SEI Investments Distribution Co., and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
(eee)
(i)	Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
18

(ii)	Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
(fff)
(i)	Form of Participation Agreement dated May 1, 2014 among Jefferson National Life Insurance Company, Managed Portfolio Series, Tortoise Capital Advisors, LLC and Quasar Distributors – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
(ggg)
(i)	Form of Participation Agreement dated December 11, 2015 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Columbia Funds Variable Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
(hhh)
(i)	Form of Participation Agreement dated June 1, 2015 among Jefferson National Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
(iii)
(i)	Form of Participation Agreement dated September 1, 2015 between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, John Hancock Variable Insurance Trust, and John Hancock Distributors, LLC. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
(jjj)
(i)	Form of Participation Agreement dated October 1, 2015 among Jefferson National Life Insurance Company, JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc., and JPMorgan Funds Management – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
(kkk)
(i)	Form of Participation Agreement dated July 1, 2015 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Jefferson National Life Insurance Company, and MFS Fund Distributors, Inc. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
(lll)
(i)	Form of Participation Agreement dated November 11, 2016 between Northern Lights Fund Trust IV, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
(mmm)
(i)	Form of Participation Agreement dated May 1, 2017 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Mainstay VP Funds Trust, and New York Life Investment Management LLC – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
(nnn)
19

(i)	Form of Participation Agreement dated January 25, 2019 among Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC – Filed previously with Post-Effective Amendment No. 21 (333-124048) on February 7, 2019 and hereby incorporated by reference.
(9)	Opinion and Consent of Counsel – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable.
(12)	Not Applicable.
(13)	Power of Attorney – Attached hereto
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215, unless otherwise noted.
Chairman and Director	John L. Carter
President and Director	Craig A. Hawley (1)
Senior Vice President and Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President and Secretary	Denise L. Skingle
Vice President – Head of Taxation	Pamela A. Biesecker
Vice President - Marketing Operations - Data, Process & Technology	Robert C. Borgert
Vice President and Assistant Treasurer	Timothy J. Dwyer
Associate Vice President – Business Strategy – Nationwide Advisory Solutions	James K. Cameron (1)
Associate Vice President and Assistant Treasurer	David A. Connor
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President – Business Development – Nationwide Advisory Solutions	Ann M. Raible (1)
Associate Vice President and Treasurer and Director	John A. Reese
Associate Vice President – Sales – Nationwide Advisory Solutions	Kevin P. Sullivan (1)
Assistant Secretary	Keith W. Hinze
Director	Timothy G. Frommeyer
Director	Eric S. Henderson
(1) The business address of these Directors and Officers of the Depositor is: 10350 Ormsby Park Place, Louisville, Kentucky 40223.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
20

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
21

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
22

Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 28, 2021, was 2,040 and 23,345 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Jefferson National Securities Corporation ("JNSC")
a)	Jefferson National Securities Corporation serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Jefferson National Life Annuity Account C	Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account E	Jefferson National Life of New York Annuity Account 1
Jefferson National Life Annuity Account F
b)	Directors and Officers of JNSC:
JNSC's principal business address is 10350 Ormsby Park Place Louisville, KY 40223, except as indicated.
President and Director	Craig A. Hawley
Senior Vice President - Head of Taxation	Pamela A. Biesecker*
Vice President - Tax	Daniel P. Eppley*
Associate Vice President and Treasurer	John A. Reese*
Associate Vice President and Assistant Secretary	Mark E. Hartman*
Associate Vice President and Assistant Treasurer	David E. Connor*
Associate Vice President and Assistant Treasurer	Hope C. Hacker*
Associate Vice President - Finance Controllership	Ewan T. Roswell*
*	The principal business address for these designated individuals is One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jefferson National Securities Corporation	$0	$0	$0	$0
23

Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Jefferson National Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Jefferson National Life Insurance Company.
24

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 27, 2021.
Jefferson National Life Annuity Account G
(Registrant)
Jefferson National Life Insurance Company
(Depositor)
By: /s/ Craig A. Hawley
Craig A. Hawley Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 27, 2021.
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Director
JOHN L. CARTER
John L. Carter, Director
ERIC S. HENDERSON
Eric S. Henderson, Director
CRAIG A. HAWLEY
Craig A. Hawley, Director
JOSEPH F. VAP
Joseph F. Vap, Director
STEVEN A. GINNAN
Steven A. Ginnan, Director

By /s/ Craig A. Hawley
Craig A. Hawley Attorney-in-Fact
25